UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 East Orchard Road

Greenwood Village, Colorado 80111

(Address of principal executive offices)

Mitchell T.G. Graye

President and Chief Executive Officer

Great-West Funds, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: September 28, 2012

Item 1. Schedule of Investments

GREAT-WEST FUNDS, INC.

GREAT-WEST AMERICAN CENTURY GROWTH FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

COMMON STOCK
Basic Materials — 2.76%
22,543	Agrium Inc	$2,332,299
78,422	Monsanto Co	7,137,970
38,297	Nucor Corp	1,465,243
36,755	Rockwood Holdings Inc	1,712,783

		12,648,295

Communications — 13.13%
33,009	Amazon.com Inc (a)	8,394,849
88,572	CBS Corp Class B	3,217,821
91,279	Cisco Systems Inc	1,742,516
73,008	Crown Castle International Corp (a)	4,679,813
97,327	eBay Inc (a)	4,711,600
8,229	F5 Networks Inc (a)	861,576
21,031	Google Inc Class A (a)	15,867,890
19,153	Palo Alto Networks Inc (a)(b)	1,179,250
33,467	SBA Communications Corp Class A (a)	2,105,074
33,053	Scripps Networks Interactive Inc Class A	2,023,835
25,416	Splunk Inc (a)	933,276
46,624	Time Warner Cable Inc	4,432,078
129,402	Verizon Communications Inc	5,896,849
76,077	Viacom Inc Class B	4,076,966

		60,123,393

Consumer, Cyclical — 14.70%
33,039	Autoliv Inc (b)	2,047,427
20,860	BorgWarner Inc (a)	1,441,635
4,905	Chipotle Mexican Grill Inc (a)	1,557,534
24,921	Coach Inc	1,396,074
46,896	Costco Wholesale Corp	4,695,462
57,533	CVS Caremark Corp	2,785,748
56,316	Dollar General Corp (a)	2,902,527
68,821	GNC Holdings Inc Class A	2,681,954
72,304	Harley-Davidson Inc	3,063,520
93,645	Home Depot Inc	5,653,349
73,282	LKQ Corp (a)	1,355,717
91,258	Lowe’s Cos Inc	2,759,642
81,651	Macy’s Inc	3,071,711
107,848	Marriott International Inc Class A	4,216,857
53,321	McDonald’s Corp	4,892,202
29,819	Mohawk Industries Inc (a)	2,386,116
11,267	O’Reilly Automotive Inc (a)	942,147
156,519	PulteGroup Inc (a)	2,426,044
86,759	Starbucks Corp	4,403,019
12,913	Tractor Supply Co	1,276,967
65,538	Urban Outfitters Inc (a)	2,461,607
120,468	Wal-Mart Stores Inc	8,890,538

		67,307,797

Consumer, Non-cyclical — 24.28%
114,894	Abbott Laboratories	7,877,133
17,332	Alexion Pharmaceuticals Inc (a)	1,982,781
49,221	Allergan Inc	4,507,659
86,189	AmerisourceBergen Corp	3,336,376

Shares		Value

Consumer, Non-cyclical — (continued)
15,178	Annie’s Inc (a)(b)	$680,581
56,409	Automatic Data Processing Inc	3,306,696
34,839	Beam Inc	2,004,636
89,905	Bristol-Myers Squibb Co	3,034,294
18,263	Brown-Forman Corp Class B	1,191,661
10,497	Cepheid Inc (a)	362,251
12,470	Church & Dwight Co Inc	673,255
278,366	Coca-Cola Co	10,558,422
32,703	Colgate-Palmolive Co	3,506,416
15,705	Cooper Cos Inc	1,483,494
20,770	Covidien PLC	1,234,153
15,170	DaVita Inc (a)	1,571,764
26,555	DENTSPLY International Inc	1,012,808
18,268	Edwards Lifesciences Corp (a)	1,961,435
53,449	Estee Lauder Cos Inc Class A	3,290,855
87,864	Express Scripts Holding Co (a)	5,506,437
79,857	Gilead Sciences Inc (a)	5,296,915
31,030	Hershey Co	2,199,717
2,415	Hill-Rom Holdings Inc	70,180
6,890	IDEXX Laboratories Inc (a)(b)	684,521
4,314	Intuitive Surgical Inc (a)	2,138,148
86,836	Johnson & Johnson	5,983,869
12,203	Mastercard Inc Class A	5,509,410
29,756	Mead Johnson Nutrition Co Class A	2,180,520
12,938	Medivation Inc (a)	729,186
50,032	Mondelez International Inc Class A	2,068,823
30,714	Monster Beverage Corp (a)	1,663,470
104,316	PepsiCo Inc	7,382,443
121,699	Philip Morris International Inc	10,945,608
44,104	ResMed Inc	1,784,889
25,724	Whole Foods Market Inc	2,505,518
14,100	Zimmer Holdings Inc	953,442

		111,179,766

Energy — 5.66%
11,252	Core Laboratories	1,366,893
44,391	EOG Resources Inc	4,974,012
39,707	Noble Energy Inc	3,681,236
32,447	Occidental Petroleum Corp	2,792,389
61,438	Oceaneering International Inc	3,394,449
134,416	Schlumberger Ltd	9,722,309

		25,931,288

Financial — 3.49%
36,313	American Campus Communities Inc REIT	1,593,414
24,780	American Tower Corp REIT	1,769,044
45,775	Brown & Brown Inc	1,193,354
85,610	CBRE Group Inc Class A (a)	1,576,080
26,892	Simon Property Group Inc REIT	4,082,475
90,967	SunTrust Banks Inc	2,571,637
92,347	Wells Fargo & Co	3,188,742

		15,974,746

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST AMERICAN CENTURY GROWTH FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

Industrial — 10.54%
53,159	Agilent Technologies Inc	$2,043,964
22,212	Boeing Co	1,546,399
79,682	Danaher Corp	4,394,462
24,946	Deere & Co	2,057,795
54,648	Hexcel Corp (a)	1,312,645
117,156	Honeywell International Inc	7,000,071
79,823	Illinois Tool Works Inc	4,747,074
23,696	Precision Castparts Corp	3,870,505
86,316	Textron Inc	2,258,890
32,864	Trimble Navigation Ltd (a)	1,566,298
58,160	Union Pacific Corp	6,903,592
62,191	United Parcel Service Inc Class B	4,451,010
77,713	United Technologies Corp	6,084,151

		48,236,856

Technology — 24.57%
61,103	Apple Inc	40,771,588
113,217	Broadcom Corp Class A	3,915,044
127,452	Cadence Design Systems Inc (a)	1,639,670
14,873	Cerner Corp (a)	1,151,319
44,002	Citrix Systems Inc (a)	3,369,233
18,423	CommVault Systems Inc (a)	1,081,430
270,061	EMC Corp (a)	7,364,563
105,941	Intel Corp	2,402,742
56,111	International Business Machines Corp	11,640,227
91,423	Linear Technology Corp	2,911,823
446,531	Microsoft Corp	13,297,693
88,621	NetApp Inc (a)	2,913,858
303,159	Oracle Corp	9,546,477
90,236	QUALCOMM Inc	5,638,848
19,616	ServiceNow Inc (a)(b)	758,747
123,401	Xilinx Inc	4,122,827

		112,526,089

Utilities — 0.26%
20,000	DTE Energy Co	1,198,800

TOTAL COMMON STOCK — 99.39% (Cost $393,287,226)		$455,127,030

EXCHANGE TRADED FUNDS
Funds — 0.20%
13,771	iShares Russell 1000 Growth Index Fund	918,526

TOTAL EXCHANGE TRADED FUNDS — 0.20% (Cost $929,430)		$918,526

Principal Amount		Value

SECURITIES LENDING COLLATERAL
$ 1,099,844	Undivided interest of 4.04% in a repurchase agreement (principal amount/value $27,293,676 with a maturity value of $27,294,245) with BNP Paribas Securities Corp, 0.25%, dated 9/28/12, to be repurchased at $1,099,844 on 10/1/12, collateralized by various U.S. Government Agency Securities, 2.50% - 5.00%, 4/1/26 - 9/1/42, with a value of $27,839,550.	$1,099,844

1,346,459	Undivided interest of 7.05% in a repurchase agreement (principal amount/value $19,096,650 with a maturity value of $19,097,000) with Credit Suisse Securities (USA) LLC, 0.22%, dated 9/28/12, to be repurchased at $1,346,459 on 10/1/12, collateralized by Federal National Mortgage Association, 2.16% - 6.32%, 9/1/22 - 8/1/45, with a value of $19,478,584.	1,346,459

1,099,844	Undivided interest of 1.82% in a repurchase agreement (principal amount/value $60,600,000 with a maturity value of $60,601,061) with Goldman Sachs & Co., 0.21%, dated 9/28/12, to be repurchased at $1,099,844 on 10/1/12, collateralized by various U.S. Government Agency Securities, 2.50% - 5.30%, 7/1/13 - 9/1/42, with a value of $61,812,001.	1,099,844

1,099,844	Undivided interest of 2.16% in a repurchase agreement (principal amount/value $50,900,000 with a maturity value of $50,901,018) with HSBC Securities (USA) Inc, 0.24%, dated 9/28/12, to be repurchased at $1,099,844 on 10/1/12, collateralized by Federal National Mortgage Association, 3.50% - 6.00%, 12/1/26 - 3/1/42, with a value of $51,918,295.	1,099,844
TOTAL SECURITIES LENDING COLLATERAL — 1.02% (Cost $4,645,991)		$4,645,991

SHORT TERM INVESTMENTS
1,000,000	Federal Farm Credit Banks Funding Corp 0.01%, 10/01/2012	999,999

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST AMERICAN CENTURY GROWTH FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Principal Amount		Value

Short Term Investments — (continued)
$ 800,000	Federal Home Loan Bank 0.05%, 10/03/2012	$799,996

TOTAL SHORT TERM INVESTMENTS — 0.39% (Cost $1,799,995)		$1,799,995

TOTAL INVESTMENTS — 101.00% (Cost $400,662,642)		$462,491,542

OTHER ASSETS & LIABILITIES, NET — (1.00)%		$(4,575,294)

TOTAL NET ASSETS — 100.00%		$457,916,248

(a)	Non-income producing security.
(b)	A portion or all of the security is on loan at September 28, 2012.
REIT	Real Estate Investment Trust

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST AMERICAN CENTURY GROWTH FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (the Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds changed its name from Maxim Series Fund, Inc on September 24, 2012 and presently consists of sixty-three funds. Interests in the Great-West American Century Growth Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of the Great-West Funds. Effective September 24, 2012, Maxim American Century Growth Portfolio’s name changed to Great-West American Century Growth Fund. The investment objective of the Fund is to seek long-term growth of capital. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of the Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Great-West Funds.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

September 28, 2012

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Exchange Traded Funds	Exchange traded close price.

Securities Lending Collateral	Matures next business day and therefore priced at par.

Short Term Investments	Amortized cost, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of September 28, 2012, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:
Domestic Common Stock	$448,408,796	$—	$—	$448,408,796
Foreign Common Stock	6,718,234	—	—	6,718,234
Exchange Traded Funds	918,526	—	—	918,526
Securities Lending Collateral	—	4,645,991	—	4,645,991
Short Term Investments	—	1,799,995	—	1,799,995

Total Investments (a)	$456,045,556	$6,445,986	$0	$462,491,542

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

September 28, 2012

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Fund to be subject to larger short-term declines in value.

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Exchange Traded Funds (ETF’s) shares can be bought and sold on the secondary market at market prices. Although, it is expected that the market price of an ETF share typically will approximate its NAV, there may be times when the market price and the NAV vary significantly. Thus, the Fund may pay more or less than NAV when it buys ETF shares on the secondary market, and the Fund may receive more or less than NAV when it sells those shares.

The Fund’s underlying ETFs may invest in stocks, which may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the underlying ETFs to be subject to larger short-term declines in value.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of the Great-West Funds, may hold repurchase agreement positions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

September 28, 2012

Federal Income Taxes

The Fund’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Fund intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and State tax returns. The statute of limitations on the Fund’s U.S. Federal and State tax returns remain open for the fiscal year ended 2011.

Application of Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Fund’s financial position or the results of its operations.

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Fund’s financial position or the results of its operations.

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund will adopt ASU No. 2011-11 for its fiscal year beginning January 1, 2013. At this time, the Fund is evaluating the impact, if any, of ASU No. 2011-11 on the financial statements and related disclosures.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 28, 2012, the U.S. Federal income tax cost basis was $402,821,097. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $65,441,252 and gross depreciation of securities in which there was an excess of tax cost over value of $5,770,807 resulting in net appreciation of $59,670,445.

3. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of September 28, 2012 the Fund had

September 28, 2012

securities on loan valued at $4,550,339 and received collateral of $4,645,991 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Great-West Funds and in the event of a default by the counterparty, all funds would share ratably in the collateral.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST ARIEL MID CAP VALUE FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

COMMON STOCK
Communications — 14.22%
30,300	CBS Corp Class B	$1,100,799
62,050	Gannett Co Inc	1,101,388
159,375	Interpublic Group of Cos Inc	1,772,250
14,500	Omnicom Group Inc	747,620
26,000	Viacom Inc Class B	1,393,340

		6,115,397

Consumer, Cyclical — 12.80%
16,500	Carnival Corp	601,260
100,300	International Game Technology	1,312,927
21,500	International Speedway Corp Class A	609,955
22,200	Madison Square Garden Co Class A (a)	893,994
8,000	Mohawk Industries Inc (a)	640,160
30,600	Newell Rubbermaid Inc	584,154
7,200	Nordstrom Inc	397,296
7,500	Tiffany & Co	464,100

		5,503,846

Consumer, Non-cyclical — 23.59%
25,600	Apollo Group Inc Class A (a)	743,680
7,300	Bio-Rad Laboratories Inc Class A (a)	779,056
42,200	DeVry Inc (b)	960,472
27,200	Hospira Inc (a)	892,704
10,000	JM Smucker Co	863,300
17,600	Life Technologies Corp (a)	860,288
19,500	Sotheby’s	614,250
34,300	St Jude Medical Inc	1,445,059
10,700	Towers Watson & Co Class A	567,635
61,300	Western Union Co	1,116,886
19,300	Zimmer Holdings Inc	1,305,066

		10,148,396

Energy — 1.34%
30,600	Chesapeake Energy Corp (b)	577,422

Financial — 34.66%
29,800	Aflac Inc	1,426,824
85,800	Blackstone Group LP	1,225,224
33,750	CBRE Group Inc Class A (a)	621,337
18,100	City National Corp	932,331
77,400	First American Financial Corp	1,677,258
9,800	Franklin Resources Inc	1,225,686
144,400	Janus Capital Group Inc	1,363,136
17,600	Jones Lang LaSalle Inc	1,343,760
75,200	KKR & Co LP	1,136,272
64,200	Lazard Ltd Class A	1,876,566
33,925	Northern Trust Corp	1,574,629
8,000	T Rowe Price Group Inc	506,400

		14,909,423

Shares		Value

Industrial — 9.13%
11,400	Illinois Tool Works Inc	$677,958
14,200	Snap-on Inc	1,020,554
9,302	Stanley Black & Decker Inc	709,277
25,796	Thermo Fisher Scientific Inc	1,517,579

		3,925,368

Technology — 3.84%
6,980	Accenture PLC Class A	488,809
117,800	Dell Inc	1,161,508

		1,650,317

TOTAL COMMON STOCK — 99.58% (Cost $35,041,731)		$42,830,169

Principal Amount
SECURITIES LENDING COLLATERAL
$ 999,803	Undivided interest of 1.97% in a repurchase agreement (principal amount/value $50,900,000 with a maturity value of $50,901,018) with HSBC Securities (USA) Inc, 0.24%, dated 9/28/12, to be repurchased at $999,803 on 10/1/12, collateralized by Federal National Mortgage Association, 3.50% - 6.00%, 12/1/26 - 3/1/42, with a value of $51,918,295.	$999,803

572,713	Undivided interest of 2.62% in a repurchase agreement (principal amount/value $21,824,269 with a maturity value of $21,824,687) with RBC Capital Markets Corp, 0.23%, dated 9/28/12, to be repurchased at $572,713 on 10/1/12, collateralized by various U.S. Government Agency Securities, 1.94% - 8.00%, 1/1/13 - 10/1/42, with a value of $22,260,754.	572,713

TOTAL SECURITIES LENDING COLLATERAL — 3.66% (Cost $1,572,516)		$1,572,516

TOTAL INVESTMENTS — 103.24% (Cost $36,614,247)		$44,402,685

OTHER ASSETS & LIABILITIES, NET — (3.24)%		$(1,394,503)

TOTAL NET ASSETS — 100.00%		$43,008,182

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST ARIEL MID CAP VALUE FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

(a)	Non-income producing security.
(b)	A portion or all of the security is on loan at September 28, 2012.

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST ARIEL MID CAP VALUE FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (the Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds changed its name from Maxim Series Fund, Inc on September 24, 2012 and presently consists of sixty-three funds. Interests in the Great-West Ariel Mid Cap Value Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of the Great-West Funds. Effective September 24, 2012, the Maxim Ariel MidCap Value Portfolio’s name changed to Great-West Ariel Mid Cap Value Fund. The investment objective of the Fund is to seek long-term capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of the Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Great-West Funds.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

September 28, 2012

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Securities Lending Collateral	Matures next business day and therefore priced at par.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of September 28, 2012, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:
Domestic Common Stock	$40,464,794	$—	$—	$40,464,794
Foreign Common Stock	2,365,375	—	—	2,365,375
Securities Lending Collateral	—	1,572,516	—	1,572,516

Total Investments(a)	$42,830,169	$1,572,516	$0	$44,402,685

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Fund to be subject to larger short-term declines in value.

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

September 28, 2012

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of the Great-West Funds, may invest in repurchase agreement transactions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Fund’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Fund intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and State tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Fund’s State tax returns may remain open for an additional year depending on the jurisdiction.

Application of Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Fund’s financial position or the results of its operations.

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the

September 28, 2012

valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Fund’s financial position or the results of its operations.

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund will adopt ASU No. 2011-11 for its fiscal year beginning January 1, 2013. At this time, the Fund is evaluating the impact, if any, of ASU No. 2011-11 on the financial statements and related disclosures.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 28, 2012, the U.S. Federal income tax cost basis was $37,316,114. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $9,324,152 and gross depreciation of securities in which there was an excess of tax cost over value of $2,237,581 resulting in net appreciation of $7,086,571.

3. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. As of September 28, 2012 the Fund had securities on loan valued at $1,534,496 and received collateral of $1,572,516 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Funds and in the event of a default by the counterparty, all Funds would share ratably in the collateral.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST ARIEL SMALL CAP VALUE FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

COMMON STOCK
Communications — 14.43%
13,300	Anixter International Inc	$764,218
114,650	Gannett Co Inc	2,035,037
150,300	Interpublic Group of Cos Inc	1,671,336
28,500	Meredith Corp (a)	997,500

		5,468,091

Consumer, Cyclical — 13.92%
9,650	Bob Evans Farms Inc	377,605
77,500	Interface Inc	1,023,775
44,100	International Speedway Corp Class A	1,251,117
26,400	Madison Square Garden Co Class A (b)	1,063,128
10,900	Mohawk Industries Inc (b)	872,218
41,900	WMS Industries Inc (b)	686,322

		5,274,165

Consumer, Non-cyclical — 21.35%
11,425	Bio-Rad Laboratories Inc Class A (b)	1,219,276
36,850	Brink’s Co	946,677
41,900	Charles River Laboratories International Inc (b)	1,659,240
43,400	DeVry Inc (a)	987,784
12,981	Matthews International Corp Class A	387,093
23,725	Sotheby’s	747,338
73,424	Symmetry Medical Inc (b)	726,163
44,500	Team Inc (b)	1,417,325

		8,090,896

Energy — 5.48%
22,800	Contango Oil & Gas Co (b)	1,120,392
59,900	Mitcham Industries Inc (b)	954,207

		2,074,599

Financial — 24.76%
14,400	City National Corp	741,744
86,100	First American Financial Corp	1,865,787
13,375	HCC Insurance Holdings Inc	453,279
18,600	Horace Mann Educators Corp	336,846
191,500	Janus Capital Group Inc	1,807,760
22,213	Jones Lang LaSalle Inc	1,695,962
56,400	Lazard Ltd Class A	1,648,572
910	Markel Corp (b)	417,226
25,775	PrivateBancorp Inc	412,142

		9,379,318

Industrial — 14.31%
56,775	Blount International Inc (b)	747,159
29,300	Brady Corp Class A	857,904
28,125	IDEX Corp	1,174,781
22,475	Littelfuse Inc	1,270,737

Shares		Value

Industrial — (continued)
3,100	Middleby Corp (b)	$358,484
35,400	Simpson Manufacturing Co Inc	1,013,148

		5,422,213

Technology — 4.18%
6,500	Dun & Bradstreet Corp	517,530
24,100	Fair Isaac Corp	1,066,666

		1,584,196

TOTAL COMMON STOCK — 98.43% (Cost $29,879,854)		$37,293,478

Principal Amount

SECURITIES LENDING COLLATERAL
$ 582,710	Undivided interest of 2.67% in a repurchase agreement (principal amount/value $21,824,269 with a maturity value of $21,824,687) with RBC Capital Markets Corp, 0.23%, dated 9/28/12, to be repurchased at $582,710 on 10/1/12, collateralized by various U.S. Government Agency Securities, 1.94% - 8.00%, 1/1/13 - 10/1/42, with a value of $22,260,754.	582,710

699,896	Undivided interest of 1.16% in a repurchase agreement (principal amount/value $60,600,000 with a maturity value of $60,601,061) with Goldman Sachs & Co., 0.21%, dated 9/28/12, to be repurchased at $699,896 on 10/1/12, collateralized by various U.S. Government Agency Securities, 2.50% - 5.30%, 7/1/13 - 9/1/42, with a value of $61,812,001.	699,896

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST ARIEL SMALL CAP VALUE FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 749,889	Undivided interest of 3.93% in a repurchase agreement (principal amount/value $19,096,650 with a maturity value of $19,097,000) with Credit Suisse Securities (USA) LLC, 0.22%, dated 9/28/12, to be repurchased at $749,889 on 10/1/12, collateralized by Federal National Mortgage Association, 2.16% - 6.32%, 9/1/22 - 8/1/45, with a value of $19,478,584.	$749,889

TOTAL SECURITIES LENDING COLLATERAL — 5.36% (Cost $2,032,495)		$2,032,495

Principal Amount		Value

SHORT TERM INVESTMENTS
$ 500,000	Federal Home Loan Bank 0.05%, 10/03/2012	$499,997

TOTAL SHORT TERM INVESTMENTS — 1.32% (Cost $499,997)		$499,997

TOTAL INVESTMENTS — 105.11% (Cost $32,412,346)		$39,825,970

OTHER ASSETS & LIABILITIES, NET — (5.11)%		$(1,937,922)

TOTAL NET ASSETS — 100.00%		$37,888,048

(a)	A portion or all of the security is on loan at September 28, 2012.
(b)	Non-income producing security.

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST ARIEL SMALL CAP VALUE FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (the Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds changed its name from Maxim Series Fund, Inc on September 24, 2012 and presently consists of sixty-three funds. Interests in the Great-West Ariel Small Cap Value Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of the Great-West Funds. Effective September 24, 2012, Maxim Ariel Small-Cap Value Portfolio’s name changed to Great-West Ariel Small Cap Value Fund. The investment objective of the Fund is to seek long-term capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of the Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Great-West Funds.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

September 28, 2012

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Securities Lending Collateral	Matures next business day and therefore priced at par.

Short Term Investments

Amortized cost, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of September 28, 2012, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:
Domestic Common Stock	$35,644,906	$—	$—	$35,644,906
Foreign Common Stock	1,648,572	—	—	1,648,572
Securities Lending Collateral	—	2,032,495	—	2,032,495
Short Term Investments	—	499,997	—	499,997

Total Investments(a)	$37,293,478	$2,532,492	$0	$39,825,970

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Fund to be subject to larger short-term declines in value.

September 28, 2012

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of the Great-West Funds, may invest in repurchase agreement transactions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Fund’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Fund intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and State tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Fund’s State tax returns may remain open for an additional year depending on the jurisdiction.

Application of Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Fund’s financial position or the results of its operations.

September 28, 2012

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Fund’s financial position or the results of its operations.

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund will adopt ASU No. 2011-11 for its fiscal year beginning January 1, 2013. At this time, the Fund is evaluating the impact, if any, of ASU No. 2011-11 on the financial statements and related disclosures.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 28, 2012, the U.S. Federal income tax cost basis was $34,151,284. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $8,849,801 and gross depreciation of securities in which there was an excess of tax cost over value of $3,175,115 resulting in net appreciation of $5,674,686.

3. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of September 28, 2012 the Fund had securities on loan valued at $1,985,259 and received collateral of $2,032,495 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Great-West Funds and in the event of a default by the counterparty, all funds would share ratably in the collateral.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Principal Amount		Value

BONDS AND NOTES
Asset-Backed Securities — 0.88%
	Avis Budget Rental Car Funding AESOP LLC (a)
$ 1,000,000	Series 2010-5A, Class A 3.15%, 03/20/2017	$1,062,666
1,000,000	Series 2011-3A, Class A 3.41%, 11/20/2017	1,070,417
1,000,000	Series 2012-3A, Class A 2.10%, 03/20/2019	1,020,039
2,500,000	Cronos Containers Program Ltd Series 2012-2A, Class A (a) 3.81%, 09/18/2027	2,532,500
850,000	GE Capital Credit Card Master Note Trust Series 2012-2, Class A 2.22%, 01/15/2022	876,347
668,673	Residential Funding Mortgage Securities II Home Loan Trust Series 2006-HI5, Class A3 5.50%, 08/25/2025	665,778

		7,227,747

Basic Materials — 1.36%
	Anglo American Capital PLC (a)
500,000	9.38%, 04/08/2014	558,000
1,200,000	9.38%, 04/08/2019	1,574,400
500,000	ArcelorMittal 6.13%, 06/01/2018	496,725
500,000	Cliffs Natural Resources Inc 5.90%, 03/15/2020	524,931
	Dow Chemical Co
250,000	2.50%, 02/15/2016	260,505
500,000	5.70%, 05/15/2018	601,878
	International Paper Co
500,000	5.30%, 04/01/2015	545,858
500,000	4.75%, 02/15/2022	567,761
2,000,000	Lubrizol Corp 6.50%, 10/01/2034	2,775,660
	Rio Tinto Finance USA Ltd
500,000	9.00%, 05/01/2019	683,702
500,000	7.13%, 07/15/2028	673,328
500,000	Teck Resources Ltd 4.50%, 01/15/2021	528,765
250,000	Vale Overseas Ltd 4.63%, 09/15/2020	266,560
500,000	Xstrata Finance Canada Ltd (a) 5.80%, 11/15/2016	564,916
500,000	Xstrata Finance Canada Ltd (a) 6.00%, 11/15/2041	519,991

		11,142,980

Communications — 2.40%
500,000	Alltel Corp 7.00%, 03/15/2016	599,370
1,000,000	America Movil SAB de CV 5.00%, 03/30/2020	1,170,801

Principal Amount		Value

Communications — (continued)
	AT&T Inc
$ 500,000	5.60%, 05/15/2018	$612,679
500,000	6.15%, 09/15/2034	635,881
1,000,000	5.35%, 09/01/2040	1,203,610
1,098,000	British Sky Broadcasting Group PLC (a) 9.50%, 11/15/2018	1,519,170
500,000	Cellco Partnership / Verizon Wireless Capital LLC 7.38%, 11/15/2013	537,288
500,000	Comcast Corp 5.15%, 03/01/2020	594,816
500,000	COX Communications Inc 5.45%, 12/15/2014	549,902
1,000,000	Crown Castle Towers LLC (a) 6.11%, 01/15/2020	1,204,384
500,000	Deutsche Telekom International Finance BV 8.75%, 06/15/2030	752,054
500,000	DIRECTV Holdings LLC / DIRECTV Financing Co Inc 3.13%, 02/15/2016	526,370
1,000,000	France Telecom SA 5.38%, 07/08/2019	1,175,332
1,000,000	Motorola Solutions Inc 3.75%, 05/15/2022	1,039,558
1,000,000	News America Inc 8.50%, 02/23/2025	1,347,277
500,000	Pearson Funding Two PLC (a) 4.00%, 05/17/2016	539,092
634,000	Southwestern Bell Telephone LP 7.00%, 07/01/2015	730,024
500,000	Telecom Italia Capital SA 6.18%, 06/18/2014	526,250
1,000,000	Telefonica Emisiones SAU 5.46%, 02/16/2021	980,000
	Verizon Communications Inc
500,000	5.85%, 09/15/2035	632,270
500,000	6.00%, 04/01/2041	662,291
	Viacom Inc
500,000	4.38%, 09/15/2014	534,717
1,000,000	2.50%, 12/15/2016	1,053,419
500,000	Vodafone Group PLC 5.63%, 02/27/2017	595,205

		19,721,760

Consumer, Cyclical — 1.59%
947,275	American Airlines 2011-1 Class A Pass Through Trust 5.25%, 01/31/2021	987,534
839,639	Continental Airlines 1999-1 Class A Pass Through Trust 6.55%, 02/02/2019	919,404
1,682,887	CVS Pass-Through Trust 6.04%, 12/10/2028	1,954,135
1,000,000	Daimler Finance North America LLC(a) 1.30%, 07/31/2015	1,003,935

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Principal Amount		Value

Consumer, Cyclical — (continued)
$ 500,000	Home Depot Inc 5.40%, 03/01/2016	$578,484
500,000	Hyatt Hotels Corp (a) 5.75%, 08/15/2015	547,458
250,000	Kia Motors Corp (a) 3.63%, 06/14/2016	262,924
500,000	Mattel Inc 4.35%, 10/01/2020	538,569
963,162	Northwest Airlines 2002-1 Class G-2 Pass Through Trust 6.26%, 11/20/2021	1,016,136
1,820,108	UAL 2009-1 Pass Through Trust 10.40%, 11/01/2016	2,097,675
1,275,732	UAL 2009-2A Pass Through Trust 9.75%, 01/15/2017	1,460,714
500,000	Wal-Mart Stores Inc 6.20%, 04/15/2038	689,310
1,000,000	Whirlpool Corp 5.50%, 03/01/2013	1,017,107

		13,073,385

Consumer, Non-cyclical — 2.28%
500,000	Alberto-Culver Co 5.15%, 06/01/2020	603,964
1,000,000	Amgen Inc 6.90%, 06/01/2038	1,324,807
500,000	Anheuser-Busch Cos LLC 5.95%, 01/15/2033	638,946
1,000,000	Anheuser-Busch InBev Worldwide Inc 8.20%, 01/15/2039	1,670,663
2,100,000	Avon Products Inc (b) 6.50%, 03/01/2019	2,331,924
500,000	Coca-Cola Co 3.15%, 11/15/2020	545,344
1,000,000	DENTSPLY International Inc 2.75%, 08/15/2016	1,031,078
1,500,000	Diageo Investment Corp 2.88%, 05/11/2022	1,563,793
500,000	Express Scripts Holding Co 3.13%, 05/15/2016	533,193
250,000	Genzyme Corp 3.63%, 06/15/2015	269,956
750,000	Ingredion Inc 4.63%, 11/01/2020	840,435
500,000	Laboratory Corp of America Holdings 3.13%, 05/15/2016	529,364
500,000	Mondelez International Inc 5.38%, 02/10/2020	603,183
2,000,000	PepsiCo Inc 3.00%, 08/25/2021	2,122,434
250,000	SABMiller PLC (a) 6.50%, 07/01/2016	292,731
500,000	WellPoint Inc 5.25%, 01/15/2016	560,661

Principal Amount		Value

Consumer, Non-cyclical — (continued)
$ 500,000	Woolworths Ltd (a) 2.55%, 09/22/2015	$521,003
	Wyeth LLC
1,000,000	6.45%, 02/01/2024	1,364,184
1,000,000	5.95%, 04/01/2037	1,355,241

		18,702,904

Energy — 2.96%
1,300,000	BP Capital Markets PLC 4.74%, 03/11/2021	1,515,435
1,000,000	Canadian Oil Sands Ltd (a) 4.50%, 04/01/2022	1,072,916
500,000	Cenovus Energy Inc 4.50%, 09/15/2014	536,328
1,000,000	ConocoPhillips 5.90%, 10/15/2032	1,290,003
500,000	EOG Resources Inc 2.50%, 02/01/2016	526,808
500,000	EQT Corp 8.13%, 06/01/2019	605,293
500,000	Gulfstream Natural Gas System LLC (a) 6.95%, 06/01/2016	586,705
500,000	Hess Corp 7.00%, 02/15/2014	541,759
250,000	Husky Energy Inc 5.90%, 06/15/2014	271,393
2,803,733	Kern River Funding Corp (a) 4.89%, 04/30/2018	3,065,350
500,000	Motiva Enterprises LLC (a) 5.75%, 01/15/2020	597,023
500,000	Northwest Pipeline GP 7.13%, 12/01/2025	659,429
500,000	Panhandle Eastern Pipe Line Co LP 6.20%, 11/01/2017	597,918
1,000,000	Petro-Canada 6.80%, 05/15/2038	1,363,455
	Petrobras International Finance Co - Pifco
500,000	5.75%, 01/20/2020	569,899
750,000	6.75%, 01/27/2041	930,858
500,000	Petroleos Mexicanos 6.50%, 06/02/2041	623,250
1,000,000	Phillips 66 (a) 4.30%, 04/01/2022	1,094,856
500,000	Shell International Finance BV 3.25%, 09/22/2015	540,200
250,000	Sunoco Logistics Partners Operations LP 8.75%, 02/15/2014	272,771
1,000,000	Talisman Energy Inc 6.25%, 02/01/2038	1,167,803
1,000,000	Tennessee Gas Pipeline Co LLC 7.00%, 10/15/2028	1,336,052
1,000,000	Transcontinental Gas Pipe Line Co LLC 6.05%, 06/15/2018	1,207,414

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Principal Amount		Value

Energy — (continued)
	Transocean Inc
$ 500,000	4.95%, 11/15/2015	$547,391
500,000	6.00%, 03/15/2018	583,865
	Valero Energy Corp
500,000	6.13%, 06/15/2017	605,008
500,000	7.50%, 04/15/2032	635,253
750,000	Weatherford International Ltd/Bermuda 9.63%, 03/01/2019	976,219

		24,320,654

Financial — 9.03%
500,000	Allstate Corp 5.35%, 06/01/2033	593,019
	American Express Co
500,000	7.25%, 05/20/2014	551,874
1,000,000	8.15%, 03/19/2038	1,603,968
1,000,000	American Honda Finance Corp (a) 7.63%, 10/01/2018	1,280,966
500,000	Ameriprise Financial Inc 5.30%, 03/15/2020	589,520
	Bank of America Corp
1,000,000	4.90%, 05/01/2013	1,023,224
500,000	4.50%, 04/01/2015	535,598
500,000	5.75%, 12/01/2017	575,278
500,000	Bank of America NA 6.00%, 10/15/2036	586,915
500,000	Barclays Bank PLC 5.00%, 09/22/2016	555,307
500,000	BB&T Corp 3.95%, 04/29/2016	551,594
1,419,086	BGS CTL (a)(c) 6.36%, 06/15/2033	1,634,732
779,000	BlackRock Inc 6.25%, 09/15/2017	953,134
500,000	Camden Property Trust 5.38%, 12/15/2013	524,234
1,500,000	Canadian Imperial Bank of Commerce/Canada 0.90%, 10/01/2015	1,503,187
500,000	Charles Schwab Corp 4.45%, 07/22/2020	572,258
	Citigroup Inc
500,000	6.13%, 11/21/2017	588,322
1,000,000	8.50%, 05/22/2019	1,322,506
500,000	5.38%, 08/09/2020	578,059
500,000	6.63%, 01/15/2028	596,410
500,000	5.85%, 12/11/2034	590,485
1,000,000	CME Group Inc (a) 5.75%, 02/15/2014	1,097,275
1,000,000	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA/Netherlands 3.38%, 01/19/2017	1,061,410
500,000	Credit Suisse/New York NY 2.20%, 01/14/2014	508,319
750,000	Deutsche Bank AG/London 3.45%, 03/30/2015	791,150
500,000	Duke Realty LP 6.75%, 03/15/2020	600,768

Principal Amount		Value

Financial — (continued)
$ 500,000	Export-Import Bank of Korea 4.00%, 01/29/2021	$544,756
1,000,000	Fifth Third Bancorp 3.50%, 03/15/2022	1,066,077
	Ford Motor Credit Co LLC
1,000,000	12.00%, 05/15/2015	1,240,000
1,500,000	3.00%, 06/12/2017	1,526,838
1,500,000	6.63%, 08/15/2017	1,739,874
1,000,000	8.13%, 01/15/2020	1,256,369
	General Electric Capital Corp
993,000	4.38%, 09/21/2015	1,092,008
500,000	5.63%, 09/15/2017	588,831
1,000,000	4.63%, 01/07/2021	1,116,761
1,000,000	6.75%, 03/15/2032	1,281,024
	Goldman Sachs Group Inc
1,000,000	5.75%, 10/01/2016	1,135,368
500,000	6.15%, 04/01/2018	583,590
1,000,000	6.25%, 02/01/2041	1,156,968
500,000	HSBC Finance Corp 5.50%, 01/19/2016	552,779
	HSBC Holdings PLC
500,000	5.10%, 04/05/2021	577,619
1,000,000	4.88%, 01/14/2022	1,145,021
1,000,000	6.10%, 01/14/2042	1,315,077
1,000,000	Hyundai Capital Services (a) 3.50%, 09/13/2017	1,045,660
2,100,000	International Lease Finance Corp (a) 6.75%, 09/01/2016	2,359,875
	Jefferies Group Inc
500,000	3.88%, 11/09/2015	503,125
500,000	8.50%, 07/15/2019	573,750
	JPMorgan Chase & Co
500,000	5.13%, 09/15/2014	536,503
1,000,000	6.00%, 01/15/2018	1,192,264
1,000,000	4.35%, 08/15/2021	1,102,178
500,000	JPMorgan Chase Bank NA 6.00%, 10/01/2017	591,687
	KFW
1,000,000	4.88%, 01/17/2017	1,173,100
1,000,000	4.38%, 03/15/2018	1,169,400
500,000	2.75%, 09/08/2020	538,000
500,000	Landwirtschaftliche Rentenbank 2.38%, 09/13/2017	536,000
500,000	Lincoln National Corp 6.25%, 02/15/2020	589,044
500,000	Merrill Lynch & Co Inc 6.05%, 05/16/2016	546,313
1,000,000	MetLife Inc 6.50%, 12/15/2032	1,308,436
	Metropolitan Life Global Funding I (a)
500,000	3.13%, 01/11/2016	532,316
1,045,000	3.65%, 06/14/2018	1,151,481
	Morgan Stanley
750,000	6.00%, 05/13/2014	794,972
500,000	6.63%, 04/01/2018	574,470
500,000	5.63%, 09/23/2019	546,240
500,000	NASDAQ OMX Group Inc 4.00%, 01/15/2015	523,251

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Principal Amount		Value

Financial — (continued)
$ 500,000	New York Life Insurance Co (a) 6.75%, 11/15/2039	$693,361
500,000	Nomura Holdings Inc 5.00%, 03/04/2015	527,850
500,000	Oesterreichische Kontrollbank AG 1.75%, 10/05/2015	514,200
1,000,000	Pacific LifeCorp (a) 6.00%, 02/10/2020	1,112,324
1,000,000	PNC Bank NA 4.88%, 09/21/2017	1,152,557
1,000,000	PNC Funding Corp 2.70%, 09/19/2016	1,066,001
500,000	Protective Life Corp 8.45%, 10/15/2039	645,332
1,000,000	Prudential Covered Trust 2012-1 (a) 3.00%, 09/30/2015	1,038,923
	Prudential Financial Inc
500,000	6.10%, 06/15/2017	589,243
250,000	5.38%, 06/21/2020	288,997
500,000	Royal Bank of Canada 2.63%, 12/15/2015	528,802
500,000	Simon Property Group LP 4.20%, 02/01/2015	532,492
1,000,000	SLM Corp 5.38%, 05/15/2014	1,053,272
2,000,000	SunAmerica Financial Group Inc 7.50%, 07/15/2025	2,432,500
250,000	Susa Partnership LP 7.50%, 12/01/2027	321,871
500,000	Teachers Insurance & Annuity Association of America (a) 6.85%, 12/16/2039	686,591
500,000	Toronto-Dominion Bank (a) 2.20%, 07/29/2015	523,450
500,000	UBS AG/Stamford CT 4.88%, 08/04/2020	559,201
337,000	Wachovia Bank NA 4.80%, 11/01/2014	362,397
	Wells Fargo & Co
500,000	5.13%, 09/15/2016	562,256
1,000,000	5.63%, 12/11/2017	1,200,621
500,000	5.38%, 02/07/2035	611,334

		74,180,112

Foreign Government Obligations — 2.82%
	Brazilian Government International Bond
500,000	7.88%, 03/07/2015	583,250
500,000	6.00%, 01/17/2017	596,875
500,000	4.88%, 01/22/2021	597,500
500,000	Canada Government International Bond 2.38%, 09/10/2014	520,500
	European Investment Bank
500,000	3.00%, 04/08/2014	519,280
500,000	2.88%, 01/15/2015	526,300
500,000	5.13%, 09/13/2016	583,500
2,000,000	5.13%, 05/30/2017	2,381,240

Principal Amount		Value

Foreign Government Obligations — (continued)
$ 500,000	2.88%, 09/15/2020	$538,455
1,000,000	Hydro-Quebec 1.38%, 06/19/2017	1,014,700
1,000,000	International Bank for Reconstruction & Development 7.63%, 01/19/2023	1,497,080
1,000,000	Israel Government AID Bond 5.50%, 12/04/2023	1,320,882
	Mexico Government International Bond
500,000	5.63%, 01/15/2017	584,500
500,000	5.13%, 01/15/2020	597,500
500,000	6.75%, 09/27/2034	712,000
	Province of British Columbia
1,000,000	2.10%, 05/18/2016	1,054,700
1,000,000	2.65%, 09/22/2021	1,064,386
1,000,000	7.25%, 09/01/2036	1,629,825
1,000,000	Province of Manitoba Canada (b) 2.63%, 07/15/2015	1,062,400
	Province of Ontario Canada
500,000	4.10%, 06/16/2014	531,700
1,000,000	2.30%, 05/10/2016	1,056,000
3,000,000	1.65%, 09/27/2019 (b)	3,008,700
1,000,000	4.40%, 04/14/2020	1,186,389

		23,167,662

Industrial — 1.39%
500,000	Agilent Technologies Inc 5.50%, 09/14/2015	561,173
	Amphenol Corp
500,000	4.75%, 11/15/2014	536,546
1,000,000	4.00%, 02/01/2022	1,055,564
1,000,000	BAE Systems PLC (a) 3.50%, 10/11/2016	1,051,275
500,000	Brambles USA Inc (a) 5.35%, 04/01/2020	562,723
889,010	Burlington Northern & Santa Fe Railway Co 2005-4 Pass Through Trust 4.97%, 04/01/2023	997,242
500,000	Caterpillar Inc 5.70%, 08/15/2016	589,491
887,480	Federal Express Corp 1998 Pass Through Trust 6.85%, 01/15/2019	1,005,071
459,702	GATX Corp 2008-2 Pass Through Trust 9.00%, 11/15/2013	500,397
500,000	Kennametal Inc 3.88%, 02/15/2022	522,998
500,000	Lennox International Inc 4.90%, 05/15/2017	540,612
1,038,547	Union Pacific Railroad Co 2006 Pass Through Trust 5.87%, 07/02/2030	1,201,911
449,660	Union Pacific Railroad Co 2007-3 Pass Through Trust 6.18%, 01/02/2031	554,834

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Principal Amount		Value

Industrial — (continued)
$ 1,325,000	United Technologies Corp
	6.05%, 06/01/2036	$1,778,441

		11,458,278

Mortgage-Backed Securities — 34.54%
1,471,731	Americold 2010 LLC Trust Series 2010-ARTA, Class A1 (a) 3.85%, 01/14/2029	1,586,571
	Bear Stearns Commercial Mortgage Securities (d)
487,070	Series 2003-PWR2, Class A4 5.19%, 05/11/2039	502,184
1,330,000	Series 2005-T20, Class A4A 5.30%, 10/12/2042	1,496,330
	Federal Home Loan Mortgage Corp
2,000,000	4.50%, 01/15/2014	2,109,044
2,500,000	3.00%, 07/28/2014	2,620,432
1,250,000	2.88%, 02/09/2015	1,323,554
1,250,000	5.50%, 07/18/2016	1,481,750
164,013	5.00%, 12/01/2017	176,101
159,001	5.50%, 02/01/2018	171,897
145,133	5.00%, 04/01/2018	155,943
162,662	5.50%, 05/01/2018	175,880
278,912	5.00%, 08/01/2018	301,804
1,000,000	3.75%, 03/27/2019	1,165,351
173,010	5.00%, 12/01/2020	187,399
178,244	4.00%, 01/01/2021	190,538
214,159	5.00%, 04/01/2021	231,971
88,203	5.00%, 05/01/2021	95,539
138,515	5.50%, 05/01/2021	150,589
279,955	5.50%, 06/01/2022	304,359
68,675	5.00%, 03/01/2023	74,076
364,646	4.50%, 06/01/2024	395,771
437,263	5.00%, 09/01/2024	481,613
476,137	4.00%, 02/01/2025	506,746
2,070,534	3.00%, 12/01/2025	2,187,602
606,700	3.50%, 12/01/2025	654,437
1,854,611	4.00%, 05/01/2026	1,974,416
951,269	3.50%, 08/01/2026	1,022,550
1,854,912	3.00%, 12/01/2026	1,979,208
1,828,964	3.00%, 04/01/2027	1,934,088
38,864	7.50%, 05/01/2027	46,872
3,000,000	2.50%, 08/01/2027	3,158,036
3,500,000	2.50%, 09/01/2027	3,684,375
23,889	6.50%, 04/01/2029	28,069
5,028	7.50%, 08/01/2030	6,159
1,147,712	6.50%, 11/01/2032	1,306,594
623,765	5.50%, 06/01/2033	685,222
284,744	4.50%, 08/01/2033	306,970
141,186	5.00%, 02/01/2034	154,492
171,091	5.00%, 07/01/2034	185,932
619,894	5.00%, 09/01/2035	685,869
247,448	6.00%, 03/01/2036	273,104
132,747	6.00%, 04/01/2036	146,760
554,978	5.50%, 05/01/2036	606,363
818,009	5.00%, 06/01/2036	890,498
349,220	6.00%, 11/01/2036	384,446
242,615	6.00%, 12/01/2036	267,087

Principal Amount		Value

Mortgage-Backed Securities — (continued)
$ 862,840	5.50%, 05/01/2037	$948,423
595,110	6.00%, 08/01/2037	656,626
1,535,833	5.50%, 10/01/2037	1,694,832
601,035	6.50%, 11/01/2037	685,281
230,544	6.00%, 04/01/2038	254,376
590,109	5.00%, 06/01/2038	639,820
678,404	4.50%, 06/01/2039	751,817
1,256,230	4.50%, 07/01/2039	1,394,920
1,837,336	4.50%, 11/01/2039	1,976,448
3,096,351	4.00%, 12/01/2039	3,329,994
824,448	5.00%, 12/01/2039	912,193
2,243,189	4.50%, 05/01/2040	2,484,533
1,854,580	5.00%, 05/01/2040	2,027,040
765,981	4.50%, 07/01/2040	826,131
958,074	5.00%, 08/01/2040	1,072,525
1,406,269	4.00%, 11/01/2040	1,513,262
2,744,812	4.00%, 02/01/2041	3,022,265
1,481,986	4.50%, 06/01/2041	1,603,456
1,870,098	3.50%, 02/01/2042	2,006,703
1,957,848	3.50%, 03/01/2042	2,103,310
1,234,031	3.50%, 06/01/2042	1,325,716
1,563,122	3.50%, 07/01/2042	1,679,257
2,492,847	3.50%, 08/01/2042	2,678,058
2,100,000	3.00%, 09/01/2042	2,195,660
	Federal National Mortgage Association
1	8.00%, 12/01/2012	1
7,027	6.50%, 12/01/2013	7,219
750,000	2.50%, 05/15/2014 (b)	777,052
1,000,000	1.13%, 06/27/2014	1,015,005
750,000	3.00%, 09/16/2014	790,459
1,500,000	5.00%, 04/15/2015 (b)	1,675,195
1,000,000	4.38%, 10/15/2015	1,119,657
2,700,000	5.00%, 05/11/2017	3,220,228
101,735	6.00%, 07/01/2017	110,089
90,172	5.00%, 06/01/2018	98,802
179,473	4.00%, 04/01/2019	192,637
75,721	5.00%, 10/01/2020	82,578
106,507	6.00%, 05/01/2021	116,674
353,560	3.50%, 06/01/2021	376,463
64,220	6.00%, 12/01/2021	70,707
42,812	8.00%, 11/01/2022	49,821
409,225	5.00%, 01/01/2024	453,509
1,837,572	4.50%, 05/01/2024	1,984,126
1,222,475	4.00%, 07/01/2024	1,337,737
712,759	4.00%, 02/01/2025	762,768
1,760,555	4.50%, 06/01/2025	1,905,369
1,529,964	4.00%, 01/01/2026	1,636,925
3,820,185	3.50%, 03/01/2026	4,068,838
2,672,673	3.00%, 12/01/2026	2,837,686
1,050,025	2.50%, 09/01/2027	1,095,964
1,000,000	2.50%, 10/01/2027	1,043,750
191,599	6.00%, 01/01/2029	217,153
662,291	4.50%, 01/01/2030	718,519
625,165	4.50%, 05/01/2030	678,242
1,794,436	4.00%, 09/01/2030	1,947,564
157,314	8.00%, 10/01/2030	195,689
1,345,121	3.50%, 01/01/2032	1,448,588
962,581	3.50%, 04/01/2032	1,036,622
224,241	6.50%, 06/01/2032	257,255

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Principal Amount		Value

Mortgage-Backed Securities — (continued)
$ 160,721	7.00%, 07/01/2032	$187,883
317,919	6.50%, 08/01/2032	363,400
268,095	5.50%, 05/01/2033	305,308
445,094	5.00%, 07/01/2033	489,156
449,398	5.00%, 09/01/2033	493,886
832,649	5.00%, 12/01/2033	915,078
276,177	5.50%, 01/01/2034	305,655
1,317,165	5.50%, 03/01/2034	1,494,438
1,321,689	5.50%, 05/01/2034	1,459,301
397,900	5.50%, 02/01/2035	441,567
401,374	6.00%, 02/01/2035	451,143
150,676	5.00%, 07/01/2035	164,957
1,035,163	5.00%, 09/01/2035	1,134,986
599,774	5.50%, 09/01/2035	661,472
471,274	6.00%, 10/01/2035	524,924
922,270	5.50%, 11/01/2035	1,017,142
135,600	6.00%, 11/01/2035	151,037
115,974	5.50%, 12/01/2035	127,904
245,747	6.00%, 12/01/2035	276,219
401,913	6.00%, 02/01/2036	447,667
761,933	5.50%, 04/01/2036	837,849
251,663	6.00%, 04/01/2036	280,313
1,139,509	5.50%, 05/01/2036	1,256,729
334,901	6.00%, 06/01/2036	376,427
257,266	6.00%, 07/01/2036	284,744
150,948	6.50%, 08/01/2036	171,896
702,088	5.50%, 10/01/2036	774,967
868,801	5.50%, 11/01/2036	953,829
304,745	5.00%, 05/01/2037	332,485
426,589	5.00%, 07/01/2037	468,819
330,793	6.00%, 08/01/2037	366,124
1,707,981	6.00%, 03/01/2038	1,919,764
1,359,745	5.50%, 06/01/2038	1,500,895
947,190	5.50%, 07/01/2038	1,057,353
258,181	5.50%, 11/01/2038	287,700
2,250,015	6.00%, 11/01/2038	2,509,390
1,622,962	4.50%, 04/01/2039	1,805,382
1,072,392	4.50%, 05/01/2039	1,192,929
669,577	6.00%, 05/01/2039	746,764
3,158,177	4.50%, 06/01/2039	3,513,154
3,483,929	5.00%, 07/01/2039	3,801,059
3,501,258	4.50%, 08/01/2039	3,894,797
3,317,249	5.00%, 08/01/2039	3,709,395
927,990	5.50%, 08/01/2039	1,017,651
2,050,490	5.00%, 12/01/2039	2,320,222
1,229,312	4.50%, 03/01/2040	1,367,486
1,710,144	4.50%, 06/01/2040	1,856,938
1,898,663	5.00%, 06/01/2040	2,123,112
1,041,235	4.50%, 08/01/2040	1,149,484
407,913	4.50%, 09/01/2040	450,321
875,407	4.50%, 11/01/2040	950,549
1,287,161	5.00%, 11/01/2040	1,434,093
899,420	5.00%, 01/01/2041	1,012,209
4,712,330	4.00%, 02/01/2041	5,161,579
2,082,238	4.50%, 03/01/2041	2,298,712
7,926,258	4.50%, 06/01/2041	8,726,728
1,204,835	4.50%, 09/01/2041	1,330,092
1,356,985	4.50%, 10/01/2041	1,498,060
2,232,386	3.50%, 12/01/2041	2,396,427
2,839,653	4.00%, 12/01/2041	3,121,020

Principal Amount		Value

Mortgage-Backed Securities — (continued)
$ 2,364,733	4.00%, 01/01/2042	$2,551,747
2,836,002	4.00%, 02/01/2042	3,060,287
2,985,800	3.50%, 07/01/2042	3,205,669
5,990,637	3.00%, 09/01/2042	6,330,485
5,491,730	3.50%, 09/01/2042	5,896,132
	Government National Mortgage Association
18,175	9.00%, 01/15/2017	20,348
237,152	5.00%, 09/15/2018	261,111
19,839	9.00%, 04/15/2021	21,421
39,838	7.00%, 07/15/2025	46,504
17,014	7.50%, 12/15/2025	20,459
778,015	3.50%, 02/15/2026	840,569
634,756	4.00%, 04/20/2026	679,106
1,325,095	3.50%, 11/20/2026	1,427,110
915,815	3.50%, 01/15/2027	986,138
4,851,662	2.50%, 04/15/2027	5,147,310
2,917,906	2.50%, 04/20/2027	3,101,187
981,546	3.00%, 06/20/2027	1,055,644
884,949	5.00%, 11/15/2033	982,748
266,514	5.50%, 12/15/2035	297,540
324,071	5.00%, 12/20/2035	360,434
537,424	6.00%, 01/20/2036	610,576
746,732	5.50%, 02/20/2036	836,561
289,065	5.50%, 04/15/2037	322,581
565,656	5.00%, 08/15/2038	623,749
3,716,234	5.00%, 06/15/2039	4,172,219
1,477,373	4.00%, 11/15/2039	1,632,596
2,431,960	4.50%, 01/20/2040	2,692,419
3,185,468	4.00%, 05/20/2040	3,515,818
1,321,150	4.50%, 07/20/2040	1,466,857
642,328	5.50%, 07/20/2040	716,386
1,152,439	4.50%, 09/20/2040	1,279,551
2,633,983	4.00%, 10/15/2040	2,941,183
3,225,187	4.00%, 01/15/2041	3,564,047
1,399,206	4.00%, 08/15/2041	1,546,217
414,962	4.50%, 12/20/2041	460,571
4,475,135	3.50%, 06/15/2042	4,910,960
4,461,822	3.50%, 06/20/2042	4,887,288
3,949,032	4.00%, 06/20/2042	4,351,163
1,000,000	Greenwich Capital Commercial Funding Corp Series 2003-C2, Class A4 4.92%, 01/05/2036	1,031,792
1,250,000	GS Mortgage Securities Corp II Series 2005-GG4, Class A4 4.76%, 07/10/2039	1,346,649
500,000	JP Morgan Chase Commercial Mortgage Securities Corp Adjusted Series 2005-LDP5, Class AM (d) 5.40%, 12/15/2044	559,955
1,500,000	Morgan Stanley Capital I Trust 2005-IQ10 Series 2005-IQ10, Class A4A (d) 5.23%, 09/15/2042	1,662,246
1,250,000	Morgan Stanley Capital I Trust 2006-TOP21 Series 2006-T21 Class A4 (d) 5.16%, 10/12/2052	1,404,136

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Principal Amount		Value
Mortgage-Backed Securities — (continued)
$ 2,000,000	Morgan Stanley Capital I Trust 2007-TOP25 Series 2007-T25, Class A3 (b)(d) 5.51%, 11/12/2049	$2,319,564
	Tennessee Valley Authority
750,000	3.88%, 02/15/2021	880,732
1,000,000	1.88%, 08/15/2022 (b)	994,445
1,260,000	7.13%, 05/01/2030	1,959,800
	Wachovia Bank Commercial Mortgage Trust
426,327	Series 2004- C10, Class A4 4.75%, 02/15/2041	445,869
2,694,000	Series 2005- C20, Class A7 5.12%, 07/15/2042 (d)	2,992,942

		283,657,519

Municipal Bonds and Notes — 0.22%
500,000	Indianapolis Local Public Improvement Bond Bank 6.00%, 01/15/2040	622,600
1,000,000	New York State Dormitory Authority 4.55%, 02/15/2021	1,175,460

		1,798,060

Technology — 0.42%
500,000	Applied Materials Inc 2.65%, 06/15/2016	528,730
500,000	Computer Sciences Corp 6.50%, 03/15/2018	579,417
500,000	Dun & Bradstreet Corp(b) 2.88%, 11/15/2015	513,791
250,000	Fiserv Inc 4.63%, 10/01/2020	274,270
1,500,000	HP Enterprise Services LLC 6.00%, 08/01/2013	1,563,438

		3,459,646

U.S. Government Agency Obligations — 2.20%
	Federal Home Loan Bank
1,300,000	5.25%, 06/18/2014	1,411,719
7,500,000	5.50%, 08/13/2014(b)	8,241,360
250,000	5.38%, 05/18/2016	293,264
2,000,000	4.75%, 12/16/2016(b)	2,346,582
	Federal Home Loan Mortgage Corp
750,000	1.00%, 08/20/2014	759,198
500,000	5.25%, 04/18/2016	583,426
3,500,000	Federal National Mortgage Association 4.63%, 10/15/2013	3,660,475
500,000	Resolution Funding Corp 9.38%, 10/15/2020	795,277

		18,091,301

Principal Amount		Value
U.S. Treasury Bonds and Notes — 34.33%
	United States Treasury Note/Bond
$ 3,000,000	0.13%, 12/31/2013	$2,996,835
5,500,000	1.50%, 12/31/2013	5,588,517
500,000	1.00%, 01/15/2014	505,059
4,600,000	1.75%, 01/31/2014	4,693,619
5,700,000	4.00%, 02/15/2014	5,995,465
1,000,000	0.25%, 02/28/2014	1,000,469
3,000,000	1.88%, 02/28/2014	3,069,960
3,500,000	1.25%, 03/15/2014	3,551,954
2,750,000	0.25%, 03/31/2014	2,750,858
3,600,000	1.75%, 03/31/2014	3,681,842
2,000,000	1.88%, 04/30/2014	2,051,796
2,500,000	1.00%, 05/15/2014	2,531,055
500,000	0.75%, 06/15/2014	504,395
3,000,000	0.13%, 07/31/2014	2,993,790
2,000,000	2.63%, 07/31/2014	2,087,032
9,400,000	0.25%, 08/31/2014	9,401,833
3,250,000	2.38%, 08/31/2014	3,381,905
1,700,000	0.25%, 09/15/2014	1,700,133
5,500,000	0.50%, 10/15/2014	5,527,929
500,000	2.38%, 10/31/2014	521,914
4,500,000	2.63%, 12/31/2014	4,739,063
1,000,000	0.25%, 02/15/2015	999,375
7,900,000	4.00%, 02/15/2015	8,594,339
1,000,000	2.50%, 03/31/2015	1,055,391
2,900,000	0.38%, 04/15/2015	2,906,345
750,000	2.13%, 05/31/2015	786,269
2,000,000	1.88%, 06/30/2015	2,086,250
2,000,000	1.75%, 07/31/2015	2,081,250
700,000	0.25%, 08/15/2015	698,907
8,200,000	4.25%, 08/15/2015	9,120,581
4,400,000	0.25%, 09/15/2015	4,392,436
2,750,000	1.25%, 09/30/2015	2,826,269
5,800,000	4.50%, 11/15/2015	6,548,107
4,500,000	1.38%, 11/30/2015	4,645,197
3,700,000	2.13%, 12/31/2015	3,911,303
1,350,000	7.25%, 05/15/2016	1,681,910
1,000,000	1.75%, 05/31/2016	1,048,516
2,000,000	3.25%, 05/31/2016	2,206,250
2,650,000	1.50%, 06/30/2016	2,755,587
2,500,000	3.25%, 06/30/2016	2,762,500
1,000,000	3.25%, 07/31/2016	1,107,109
4,800,000	4.88%, 08/15/2016 (b)	5,614,877
750,000	1.00%, 08/31/2016	765,938
3,900,000	1.00%, 10/31/2016	3,981,962
2,000,000	3.13%, 10/31/2016	2,214,218
5,000,000	0.88%, 12/31/2016	5,078,125
4,400,000	3.25%, 12/31/2016	4,907,720
1,000,000	0.88%, 02/28/2017	1,015,391
3,000,000	0.88%, 04/30/2017	3,042,423
750,000	4.50%, 05/15/2017	884,590
1,775,000	2.75%, 05/31/2017	1,953,748
2,000,000	2.50%, 06/30/2017	2,179,218
1,000,000	2.38%, 07/31/2017	1,084,688
3,200,000	4.75%, 08/15/2017	3,836,998
2,250,000	0.63%, 08/31/2017 (b)	2,251,406
1,750,000	1.88%, 08/31/2017	1,857,597
1,000,000	1.88%, 09/30/2017	1,061,172
500,000	1.88%, 10/31/2017	530,625
1,000,000	2.75%, 12/31/2017	1,106,875

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Principal Amount		Value

U.S. Treasury Bonds and Notes — (continued)
$ 1,250,000	2.63%, 01/31/2018	$1,376,173
4,400,000	3.50%, 02/15/2018	5,046,593
2,000,000	2.63%, 04/30/2018	2,205,156
750,000	2.38%, 06/30/2018	817,031
5,250,000	1.50%, 08/31/2018	5,455,076
3,000,000	1.38%, 09/30/2018	3,094,686
3,000,000	1.38%, 12/31/2018	3,089,766
3,000,000	1.25%, 01/31/2019	3,063,984
1,000,000	1.38%, 02/28/2019	1,028,438
750,000	3.13%, 05/15/2019	855,000
1,000,000	3.63%, 08/15/2019	1,174,531
4,550,000	1.00%, 08/31/2019 (b)	4,538,625
2,170,000	3.63%, 02/15/2020	2,557,210
2,175,000	3.50%, 05/15/2020	2,546,618
2,400,000	2.63%, 08/15/2020	2,653,313
2,000,000	2.63%, 11/15/2020	2,208,124
1,900,000	3.63%, 02/15/2021	2,249,273
1,000,000	3.13%, 05/15/2021	1,143,125
2,250,000	8.13%, 05/15/2021	3,501,036
2,700,000	2.13%, 08/15/2021	2,856,092
2,000,000	2.00%, 11/15/2021	2,087,968
650,000	8.00%, 11/15/2021	1,018,113
1,000,000	2.00%, 02/15/2022	1,040,078
2,000,000	1.75%, 05/15/2022	2,028,124
700,000	1.63%, 08/15/2022 (b)	699,234
2,650,000	7.25%, 08/15/2022	4,042,906
1,800,000	6.25%, 08/15/2023	2,611,969
300,000	7.50%, 11/15/2024 (b)	483,750
1,100,000	6.88%, 08/15/2025	1,714,968
750,000	6.75%, 08/15/2026	1,173,398
600,000	6.38%, 08/15/2027	920,625
900,000	6.13%, 11/15/2027	1,354,500
850,000	5.25%, 11/15/2028	1,189,601
750,000	6.25%, 05/15/2030	1,175,273
1,500,000	5.38%, 02/15/2031	2,169,609
2,950,000	4.50%, 02/15/2036	3,935,483
2,000,000	4.75%, 02/15/2037	2,768,438
1,500,000	4.38%, 02/15/2038	1,974,609
750,000	4.50%, 05/15/2038	1,006,289
1,100,000	3.50%, 02/15/2039	1,262,766
1,000,000	4.38%, 11/15/2039	1,321,719
500,000	4.63%, 02/15/2040	686,250
2,775,000	4.38%, 05/15/2040	3,671,239
2,150,000	3.88%, 08/15/2040	2,626,696
1,500,000	4.38%, 05/15/2041	1,987,500
3,500,000	3.13%, 11/15/2041	3,728,592
2,750,000	3.13%, 02/15/2042	2,925,313
4,100,000	2.75%, 08/15/2042	4,032,096

		281,953,841

Utilities — 2.47%
1,000,000	Atmos Energy Corp 8.50%, 03/15/2019	1,335,114
1,250,000	Electricite de France SA (a) 6.95%, 01/26/2039	1,659,122
959,556	Elm Road Generating Station Supercritical LLC (a) 4.67%, 01/19/2031	1,114,342

Principal Amount		Value

Utilities — (continued)
$ 500,000	Entergy Louisiana LLC 5.40%, 11/01/2024	$616,984
500,000	Florida Gas Transmission Co LLC (a) 5.45%, 07/15/2020	575,567
1,000,000	Florida Power Corp 5.65%, 04/01/2040	1,270,514
500,000	Jersey Central Power & Light Co 6.15%, 06/01/2037	625,062
500,000	Kansas Gas & Electric Co (a) 6.70%, 06/15/2019	638,108
1,500,000	Kentucky Power Co (a) 6.00%, 09/15/2017	1,761,156
1,000,000	Louisville Gas & Electric Co 5.13%, 11/15/2040	1,244,468
500,000	Ohio Power Co 4.85%, 01/15/2014	525,864
	Oncor Electric Delivery Co LLC
500,000	6.80%, 09/01/2018	617,078
1,000,000	7.50%, 09/01/2038	1,305,260
1,000,000	Pacific Gas & Electric Co 6.05%, 03/01/2034	1,314,295
500,000	Pennsylvania Electric Co 5.20%, 04/01/2020	563,081
422,000	Pnpp II Funding Corp 8.83%, 05/30/2016	488,083
500,000	Southwestern Electric Power Co 6.45%, 01/15/2019	612,951
500,000	Southwestern Public Service Co 8.75%, 12/01/2018	687,641
500,000	TECO Finance Inc 4.00%, 03/15/2016	540,784
1,000,000	Texas-New Mexico Power Co (a) 9.50%, 04/01/2019	1,360,684
500,000	Union Electric Co 8.45%, 03/15/2039	855,570
500,000	Westar Energy Inc 6.00%, 07/01/2014	544,578

		20,256,306

TOTAL BONDS AND NOTES — 98.89%
(Cost $770,994,171)		$812,212,155

SECURITIES LENDING COLLATERAL
5,999,168	Undivided interest of 31.42% in a repurchase agreement (principal amount/value $19,096,650 with a maturity value of $19,097,000) with Credit Suisse Securities (USA) LLC, 0.22%, dated 9/28/12, to be repurchased at $5,999,168 on 10/1/12, collateralized by Federal National Mortgage Association, 2.16% - 6.32%, 9/1/22 - 8/1/45, with a value of $19,478,584.	5,999,168

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 5,999,168	Undivided interest of 9.72% in a repurchase agreement (principal amount/value $61,800,000 with a maturity value of $61,801,030) with Merrill Lynch, Pierce, Fenner & Smith, 0.20%, dated 9/28/12, to be repurchased at $5,999,168 on 10/1/12, collateralized by Government National Mortgage Association, 3.50% - 4.50%, 5/20/41 - 9/20/41, with a value of $63,036,000.	$5,999,168

5,999,168	Undivided interest of 9.91% in a repurchase agreement (principal amount/value $60,600,000 with a maturity value of $60,601,061) with Goldman Sachs & Co., 0.21%, dated 9/28/12, to be repurchased at $5,999,168 on 10/1/12, collateralized by various U.S. Government Agency Securities, 2.50% - 5.30%, 7/1/13 - 9/1/42, with a value of $61,812,001.	5,999,168

1,058,899	Undivided interest of 24.54% in a repurchase agreement (principal amount/value $4,316,949 with a maturity value of $4,317,021) with RBC Capital Markets Corp, 0.20%, dated 9/28/12, to be repurchased at $1,058,899 on 10/1/12, collateralized by U.S. Treasury, 0.13% - 6.13%, 8/31/13 - 11/15/41, with a value of $4,403,306.	1,058,899

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 5,999,168	Undivided interest of 11.80% in a repurchase agreement (principal amount/value $50,900,000 with a maturity value of $50,901,018) with HSBC Securities (USA) Inc, 0.24%, dated 9/28/12, to be repurchased at $5,999,168 on 10/1/12, collateralized by Federal National Mortgage Association, 3.50% - 6.00%, 12/1/26 - 3/1/42, with a value of $51,918,295.	$5,999,168

TOTAL SECURITIES LENDING COLLATERAL — 3.05% (Cost $25,055,571)		$25,055,571

SHORT TERM INVESTMENTS
Repurchase Agreements — 4.63%
37,980,000	Undividend interest of 56.62% in a repurchase agreement (principal amount/value $67,080,000 with a maturity value of $67,081,398) with Cantor Fitzgerald & Co, 0.25%, dated 9/28/12, to be repurchased at $37,980,791 on 10/1/12, collateralized by Federal National Mortgage Association, 4.00% - 4.50%, 6/1/30 - 5/1/31, with a value of $68,421,601.	37,980,000

TOTAL SHORT TERM INVESTMENTS — 4.63% (Cost $37,980,000)		$37,980,000

TOTAL INVESTMENTS — 106.57% (Cost $834,029,742)		$875,247,726

OTHER ASSETS & LIABILITIES, NET — (6.57)%		$(53,936,564)

TOTAL NET ASSETS — 100.00%		$821,311,162

(a)	Restricted security; at September 28, 2012, the aggregate cost and market value of restricted securities was $41,306,355 and $44,142,414, respectively, representing 5.37% of net assets.
(b)	A portion or all of the security is on loan at September 28, 2012.
(c)	Illiquid security; at September 28, 2012, the aggregate cost and market value of illiquid securities was $1,419,086 and $1,634,732, respectively, representing 0.20% of net assets.
(d)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2012.

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (the Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds changed its name from Maxim Series Fund, Inc on September 24, 2012 and presently consists of sixty-three funds. Interests in the Great-West Bond Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of the Great-West Funds. Effective September 24, 2012, Maxim Bond Index Portfolio’s name changed to Great-West Bond Index Fund.

The investment objective of the Fund is to seek investment results that track the total return of the debt securities that comprise the Barclays Capital Aggregate Bond Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of the Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Great-West Funds.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 28, 2012

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Fixed Income Investments:
Corporate Bonds and Notes; Government and Government Agency Obligations (Domestic and Foreign)

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Asset-Backed and Mortgage-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include new issue data, monthly payment information, collateral performance, and third party real estate analysis.

Municipal Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields and material event notices.

Securities Lending Collateral	Matures next business day and therefore priced at par.

Short Term Investments

Amortized cost, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of September 28, 2012, 100% of the Fund’s investments are valued using Level 2 inputs. A breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments. The Fund recognizes transfers between the levels as of the beginning of the reporting period.

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

September 28, 2012

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

The Fund may hold bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may be less liquid than the market for higher grade bonds.

Restricted and Illiquid Securities

The Fund may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board-approved guidelines established in the Great-West Funds’ Policy and Procedures regarding Liquidity.

The Fund may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of the Great-West Funds, may invest in repurchase agreement transactions and hold repurchase agreement positions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

September 28, 2012

Federal Income Taxes

The Fund’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Fund intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and State tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Fund’s State tax returns may remain open for an additional year depending on the jurisdiction.

Application of Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Fund’s financial position or the results of its operations.

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Fund’s financial position or the results of its operations.

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund will adopt ASU No. 2011-11 for its fiscal year beginning January 1, 2013. At this time, the Fund is evaluating the impact, if any, of ASU No. 2011-11 on the financial statements and related disclosures.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 28, 2012, the U.S. Federal income tax cost basis was $834,029,742. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $41,531,152 and gross depreciation of securities in which there was an excess of tax cost over value of $313,168 resulting in net appreciation of $41,217,984.

3. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. As of September 28, 2012 the Fund had securities on loan valued at

September 28, 2012

$24,515,469 and received collateral of $25,055,571 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Great-West Funds and in the event of a default by the counterparty, all funds would share ratably in the collateral.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Principal Amount		Value

BONDS AND NOTES
Asset-Backed Securities — 9.22%
	Ally Master Owner Trust (a)
$ 4,000,000	Series 2010-1, Class A 1.97%, 01/15/2015 (b)	$4,018,516
2,150,000	Series 2011-1, Class A1 1.09%, 01/15/2016	2,164,944
2,900,000	Series 2011-4, Class A1 1.02%, 09/15/2016	2,920,077
4,000,000	Series 2010-4, Class A 1.29%, 08/15/2017	4,071,820
2,000,000	American Express Credit Account Master Trust Series 2010-1, Class B (a) 0.82%, 11/16/2015	2,003,532
3,800,000	BMW Floorplan Master Owner Trust Series 2012-1A, Class A (a)(b) 0.62%, 09/15/2017	3,800,080
5,000,000	Citibank Omni Master Trust Series 2009-A14A, Class A14 (a)(b) 2.97%, 08/15/2018	5,234,220
	Ford Credit Floorplan Master Owner Trust (a)
2,000,000	Series 2012-1, Class A 0.69%, 01/15/2016	2,008,406
1,675,000	Series 2011-1, Class A2 0.82%, 02/15/2016	1,685,370
4,000,000	Series 2010-3, Class A2 1.92%, 02/15/2017 (b)	4,117,180
	GE Dealer Floorplan Master Note Trust (a)
4,000,000	Series 2012-1, Class A 0.79%, 02/20/2017	4,031,372
3,000,000	Series 2012-3, Class A 0.71%, 06/20/2017	3,014,844
2,000,000	Nissan Master Owner Trust Receivables Series 2010-AA, Class A (a)(b) 1.37%, 01/15/2015	2,006,172
1,204,241	SMART Trust/Australia Series 2011-2USA, Class A2B (a)(b) 0.97%, 11/14/2013	1,205,179

		42,281,712

Basic Materials — 1.66%
384,000	Albemarle Corp 5.10%, 02/01/2015	417,733
	Alcoa Inc
450,000	5.55%, 02/01/2017 (c)	504,144
600,000	6.75%, 07/15/2018	693,032
	Anglo American Capital PLC (b)
225,000	2.63%, 04/03/2017	227,610
250,000	4.45%, 09/27/2020	262,205
315,000	AngloGold Ashanti Holdings PLC
	5.13%, 08/01/2022	320,773
	ArcelorMittal
650,000	4.75%, 02/25/2017	637,558
315,000	6.13%, 06/01/2018	312,937

Principal Amount		Value

Basic Materials — (continued)
$ 200,000	Braskem Finance Ltd (b) 5.75%, 04/15/2021	$212,000
200,000	Carpenter Technology Corp 5.20%, 07/15/2021	210,448
200,000	Corp Nacional del Cobre de Chile (b) 3.00%, 07/17/2022	201,569
235,000	Ecolab Inc 4.35%, 12/08/2021	266,601
100,000	Ferro Corp 7.88%, 08/15/2018	96,500
250,000	Gold Fields Orogen Holding BVI Ltd (b) 4.88%, 10/07/2020	254,277
	Hexion US Finance Corp / Hexion Nova Scotia Finance ULC
50,000	8.88%, 02/01/2018	51,375
75,000	9.00%, 11/15/2020	66,938
50,000	Huntsman International LLC (c) 5.50%, 06/30/2016	50,250
250,000	Incitec Pivot Finance LLC (b) 6.00%, 12/10/2019	277,043
75,000	Longview Fibre Paper & Packaging Inc (b) 8.00%, 06/01/2016	78,188
200,000	Mexichem SAB de CV (b) 4.88%, 09/19/2022	203,000
	Momentive Performance Materials Inc
50,000	10.00%, 10/15/2020 (b)	50,375
50,000	9.00%, 01/15/2021 (c)	36,250
125,000	OMNOVA Solutions Inc 7.88%, 11/01/2018	126,250
155,000	Praxair Inc 4.63%, 03/30/2015	170,496
200,000	PTT Global Chemical PCL (b) 4.25%, 09/19/2022	202,048
100,000	Rio Tinto Finance USA Ltd 6.50%, 07/15/2018	124,570
200,000	Rohm & Haas Co 6.00%, 09/15/2017	239,064
	RPM International Inc
225,000	6.50%, 02/15/2018	260,591
110,000	6.13%, 10/15/2019	127,440
500,000	Sherwin-Williams Co 3.13%, 12/15/2014	525,409
250,000	Southern Copper Corp 6.75%, 04/16/2040	287,552
100,000	Volcan Cia Minera SAA (b) 5.38%, 02/02/2022	108,250

		7,602,476

Communications — 4.07%
	America Movil SAB de CV
250,000	5.75%, 01/15/2015	276,689
100,000	5.00%, 10/16/2019	116,831
420,000	AT&T Inc
	4.45%, 05/15/2021	494,266

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Principal Amount		Value

Communications — (continued)
	CCO Holdings LLC / CCO Holdings Capital Corp
$ 100,000	7.25%, 10/30/2017	$109,000
50,000	7.38%, 06/01/2020	55,813
50,000	6.63%, 01/31/2022	54,625
	Cisco Systems Inc
100,000	5.50%, 02/22/2016	116,136
400,000	3.15%, 03/14/2017	438,560
125,000	Clear Channel Communications Inc 9.00%, 03/01/2021	111,250
150,000	Clear Channel Worldwide Holdings Inc 7.63%, 03/15/2020	146,250
175,000	CommScope Inc (b) 8.25%, 01/15/2019	189,000
800,000	Corning Inc 4.75%, 03/15/2042	864,562
	COX Communications Inc
250,000	7.13%, 10/01/2012	250,000
350,000	5.45%, 12/15/2014	384,931
175,000	Crown Media Holdings Inc 10.50%, 07/15/2019	196,000
100,000	Cumulus Media Holdings Inc 7.75%, 05/01/2019	97,250
200,000	Digicel Group Ltd (b) 10.50%, 04/15/2018	217,500
150,000	Digicel Ltd (b) 8.25%, 09/01/2017	162,000
500,000	DIRECTV Holdings LLC / DIRECTV Financing Co Inc 5.00%, 03/01/2021	560,140
250,000	Discovery Communications LLC 5.05%, 06/01/2020	291,402
75,000	DISH DBS Corp (b) 5.88%, 07/15/2022	76,875
75,000	Entercom Radio LLC 10.50%, 12/01/2019	81,750
94,000	Entravision Communications Corp 8.75%, 08/01/2017	101,520
100,000	Fox Acquisition Sub LLC (b) 13.38%, 07/15/2016	107,300
	Grupo Televisa SAB
350,000	6.63%, 03/18/2025	456,068
150,000	6.63%, 01/15/2040	197,891
500,000	Historic TW Inc 6.88%, 06/15/2018	633,697
	Intelsat Jackson Holdings SA
100,000	7.50%, 04/01/2021	108,250
50,000	6.63%, 12/15/2022 (b)	49,750
630,000	Interpublic Group of Cos Inc 4.00%, 03/15/2022	659,960
100,000	Juniper Networks Inc 5.95%, 03/15/2041	111,617
75,000	Level 3 Communications Inc (b) 8.88%, 06/01/2019	78,750
50,000	Level 3 Financing Inc 8.63%, 07/15/2020	54,000
100,000	MetroPCS Wireless Inc 7.88%, 09/01/2018	108,000

Principal Amount		Value

Communications — (continued)
$ 250,000	NBCUniversal Media LLC 5.95%, 04/01/2041	$306,221
300,000	New Cingular Wireless Services Inc 8.75%, 03/01/2031	480,868
1,150,000	News America Inc 8.00%, 10/17/2016	1,447,438
55,997	Nexstar Broadcasting Inc 7.00%, 01/15/2014	56,067
50,000	Nexstar Broadcasting Inc / Mission Broadcasting Inc 8.88%, 04/15/2017	54,375
75,000	Nielsen Finance LLC / Nielsen Finance Co (b) 4.50%, 10/01/2020	74,531
200,000	Qtel International Finance Ltd (b) 4.75%, 02/16/2021	221,800
50,000	Sitel LLC / Sitel Finance Corp 11.50%, 04/01/2018	36,250
325,000	Sprint Capital Corp 6.88%, 11/15/2028	299,000
100,000	Sprint Nextel Corp (b) 7.00%, 03/01/2020	112,000
150,000	Syniverse Holdings Inc 9.13%, 01/15/2019	161,250
500,000	Telefonaktiebolaget LM Ericsson 4.13%, 05/15/2022	515,533
	Telefonica Emisiones SAU
250,000	5.86%, 02/04/2013	253,125
850,000	5.46%, 02/16/2021	833,000
300,000	7.05%, 06/20/2036	292,500
100,000	Telemar Norte Leste SA (b) 5.50%, 10/23/2020	105,000
100,000	Telemovil Finance Co Ltd (b) 8.00%, 10/01/2017	105,310
	Time Warner Inc
800,000	4.75%, 03/29/2021	923,869
250,000	3.40%, 06/15/2022	264,030
250,000	6.10%, 07/15/2040	310,010
750,000	6.25%, 03/29/2041	950,170
75,000	Townsquare Radio LLC / Townsquare Radio Inc (b) 9.00%, 04/01/2019	80,625
75,000	Truven Health Analytics Inc (b) 10.63%, 06/01/2020	80,250
	Viacom Inc
750,000	2.50%, 12/15/2016	790,064
100,000	3.50%, 04/01/2017	109,290
200,000	VimpelCom Holdings BV (b) 7.50%, 03/01/2022	209,750
125,000	Visant Corp 10.00%, 10/01/2017	123,750
525,000	Vodafone Group PLC 1.63%, 03/20/2017	535,544
180,000	Walt Disney Co 3.75%, 06/01/2021	203,450
650,000	WPP Finance 2010 5.13%, 09/07/2042	641,062

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Principal Amount		Value

Communications — (continued)
$ 125,000	XM Satellite Radio Inc (b) 7.63%, 11/01/2018	$138,125

		18,671,890

Consumer, Cyclical — 2.53%
125,000	Academy Ltd / Academy Finance Corp (b) 9.25%, 08/01/2019	137,344
650,000	Advance Auto Parts Inc 4.50%, 01/15/2022	700,640
	Affinia Group Inc
100,000	9.00%, 11/30/2014	100,500
18,000	10.75%, 08/15/2016 (b)	19,508
100,000	Affinity Gaming LLC/Affinity Gaming Finance Corp (b) 9.00%, 05/15/2018	103,750
75,000	Allison Transmission Inc (b) 7.13%, 05/15/2019	80,438
150,000	American Axle & Manufacturing Inc (c) 7.75%, 11/15/2019	165,375
117,000	American Casino & Entertainment Properties LLC / ACEP Finance Corp 11.00%, 06/15/2014	121,680
175,000	Best Buy Co Inc 7.00%, 07/15/2013	180,181
150,000	Caesars Entertainment Operating Co Inc 11.25%, 06/01/2017	161,250
75,000	Chester Downs & Marina LLC (b) 9.25%, 02/01/2020	75,375
50,000	Choice Hotels International Inc 5.75%, 07/01/2022	54,500
100,000	Cinemark USA Inc 8.63%, 06/15/2019	111,000
75,000	Cooper-Standard Automotive Inc 8.50%, 05/01/2018	81,187
	Daimler Finance North America LLC
185,000	6.50%, 11/15/2013	196,934
150,000	0.97%, 03/28/2014 (a)(b)	150,283
1,050,000	1.65%, 04/10/2015 (b)	1,064,625
750,000	2.95%, 01/11/2017 (b)	789,668
125,000	DineEquity Inc 9.50%, 10/30/2018	140,937
150,000	Exide Technologies 8.63%, 02/01/2018	129,937
100,000	General Motors Corp (d)(e)(f)(g)(h) 0.00%, 09/01/2025	0
75,000	Gymboree Corp 9.13%, 12/01/2018	71,344
100,000	Hillman Group Inc 10.88%, 06/01/2018	107,500
750,000	Home Depot Inc 5.40%, 03/01/2016	867,726
75,000	IDQ Holdings Inc (b) 11.50%, 04/01/2017	79,688

Principal Amount		Value

Consumer, Cyclical — (continued)
$ 125,000	International Automotive Components Group SA (b) 9.13%, 06/01/2018	$120,000
75,000	Jacobs Entertainment Inc 9.75%, 06/15/2014	75,000
150,000	Jo-Ann Stores Inc (b) 8.13%, 03/15/2019	153,000
100,000	Libbey Glass Inc (b) 6.88%, 05/15/2020	107,500
100,000	Ltd Brands Inc 5.63%, 02/15/2022	107,750
325,000	Marriott International Inc/DE 3.00%, 03/01/2019	333,348
	MGM Resorts International
125,000	7.50%, 06/01/2016	133,750
50,000	6.75%, 10/01/2020 (b)	50,000
100,000	7.75%, 03/15/2022	104,500
100,000	Michaels Stores Inc 7.75%, 11/01/2018	107,250
1,000,000	Nissan Motor Acceptance Corp (b) 1.95%, 09/12/2017	1,008,856
125,000	Norcraft Cos LP / Norcraft Finance Corp 10.50%, 12/15/2015	125,625
125,000	NPC International Inc / NPC Operating Co A Inc / NPC Operating Co B Inc 10.50%, 01/15/2020	143,750
125,000	Party City Holdings Inc (b) 8.88%, 08/01/2020	133,125
50,000	Penske Automotive Group Inc (b) 5.75%, 10/01/2022	51,250
100,000	Petco Animal Supplies Inc (b) 9.25%, 12/01/2018	111,000
125,000	Pittsburgh Glass Works LLC (b) 8.50%, 04/15/2016	116,250
100,000	Sally Holdings LLC / Sally Capital Inc 6.88%, 11/15/2019	111,250
200,000	Schaeffler Finance BV (b) 7.75%, 02/15/2017	221,000
125,000	Seminole Hard Rock Entertainment Inc (a)(b) 2.89%, 03/15/2014	123,750
125,000	Seminole Indian Tribe of Florida (b) 7.80%, 10/01/2020	128,052
100,000	Simmons Bedding Co (b) 11.25%, 07/15/2015	103,550
84,000	Suburban Propane Partners LP/Suburban Energy Finance Corp (b) 7.50%, 10/01/2018	89,880
100,000	Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp (b) 8.63%, 04/15/2016	107,250
91,000	Tomkins LLC / Tomkins Inc 9.00%, 10/01/2018	101,465

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Principal Amount		Value

Consumer, Cyclical — (continued)
$ 75,000	Tower Automotive Holdings USA LLC / TA Holdings Finance Inc (b) 10.63%, 09/01/2017	$80,813
200,000	UCI International Inc 8.63%, 02/15/2019	199,000
600,000	Volkswagen International Finance NV (b) 2.38%, 03/22/2017	623,100
150,000	VWR Funding Inc (b) 7.25%, 09/15/2017	152,250
	Wal-Mart Stores Inc
100,000	4.25%, 04/15/2013	102,120
225,000	6.20%, 04/15/2038	310,190
150,000	5.63%, 04/15/2041	200,106
200,000	Whirlpool Corp 5.50%, 03/01/2013	203,421
50,000	Wolverine World Wide Inc (b) 6.13%, 10/15/2020	51,500

		11,582,021

Consumer, Non-cyclical — 4.66%
40,000	Abbott Laboratories 5.15%, 11/30/2012	40,307
50,000	Altegrity Inc (b)(f) 11.75%, 05/01/2016	41,500
34,000	Altria Group Inc 9.25%, 08/06/2019	48,277
	ARAMARK Corp
100,000	3.94%, 02/01/2015 (a)	99,500
50,000	8.50%, 02/01/2015	51,188
125,000	8.63%, 05/01/2016 (b)	128,126
500,000	Bacardi Ltd (b) 7.45%, 04/01/2014	548,191
575,000	Bio-Rad Laboratories Inc 4.88%, 12/15/2020	615,784
	Biomet Inc
94,000	11.63%, 10/15/2017	100,110
100,000	6.50%, 08/01/2020 (b)	103,625
75,000	6.50%, 10/01/2020 (b)	73,500
100,000	Boston Scientific Corp 4.50%, 01/15/2015	106,922
450,000	Bottling Group LLC 5.50%, 04/01/2016	520,850
100,000	CDRT Holding Corp (b) 9.25%, 10/01/2017	96,500
300,000	Coca-Cola Femsa SAB de CV 4.63%, 02/15/2020	340,761
100,000	Constellation Brands Inc 6.00%, 05/01/2022	113,750
100,000	CoreLogic Inc/United States 7.25%, 06/01/2021	108,250
50,000	CRC Health Corp (f) 10.75%, 02/01/2016	46,500
200,000	Dean Foods Co 9.75%, 12/15/2018	228,000
175,000	Del Monte Corp 7.63%, 02/15/2019	180,031

Principal Amount		Value

Consumer, Non-cyclical — (continued)
	DJO Finance LLC / DJO Finance Corp
$ 50,000	9.75%, 10/15/2017	$42,500
100,000	7.75%, 04/15/2018	91,250
50,000	9.88%, 04/15/2018 (b)	49,375
300,000	Eli Lilly & Co 5.20%, 03/15/2017	355,828
175,000	Emergency Medical Services Corp 8.13%, 06/01/2019	185,500
	ERAC USA Finance LLC (b)
275,000	2.75%, 03/15/2017	283,240
700,000	5.25%, 10/01/2020	795,915
125,000	Garda World Security Corp (b) 9.75%, 03/15/2017	130,625
220,000	General Mills Inc 5.70%, 02/15/2017	262,591
500,000	Gilead Sciences Inc 4.50%, 04/01/2021	573,343
150,000	Grifols Inc 8.25%, 02/01/2018	165,750
2,010,000	Grupo Bimbo SAB de CV (b) 4.50%, 01/25/2022	2,170,611
	HCA Inc
350,000	7.50%, 02/15/2022	396,375
100,000	5.88%, 03/15/2022	108,375
50,000	Hologic Inc (b) 6.25%, 08/01/2020	53,000
125,000	IASIS Healthcare LLC / IASIS Capital Corp 8.38%, 05/15/2019	119,375
125,000	Interactive Data Corp 10.25%, 08/01/2018	140,000
150,000	Jaguar Holding Co II / Jaguar Merger Sub Inc (b) 9.50%, 12/01/2019	168,375
300,000	Kellogg Co 4.25%, 03/06/2013	304,847
50,000	Knowledge Universe Education LLC (b) 7.75%, 02/01/2015	43,000
	Kroger Co
225,000	5.00%, 04/15/2013	229,909
750,000	6.15%, 01/15/2020	917,953
150,000	5.40%, 07/15/2040	162,121
145,000	Laboratory Corp of America Holdings (c) 3.75%, 08/23/2022	151,729
	Lender Processing Services Inc
150,000	8.13%, 07/01/2016 (c)	156,750
75,000	5.75%, 04/15/2023	75,000
250,000	Life Technologies Corp 3.38%, 03/01/2013	252,014
840,000	Lorillard Tobacco Co 7.00%, 08/04/2041	1,011,887
225,000	Michael Foods Group Inc 9.75%, 07/15/2018	250,875
	Mondelez International Inc
250,000	5.25%, 10/01/2013	260,921
750,000	6.13%, 02/01/2018	915,688
250,000	6.50%, 02/09/2040	338,633

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Principal Amount		Value

Consumer, Non-cyclical — (continued)
$ 75,000	Monitronics International Inc 9.13%, 04/01/2020	$78,000
100,000	Moody’s Corp 5.50%, 09/01/2020	110,533
150,000	MultiPlan Inc (b) 9.88%, 09/01/2018	165,750
125,000	Omnicare Inc 7.75%, 06/01/2020	137,500
250,000	PepsiCo Inc 4.65%, 02/15/2013	252,111
450,000	Pernod-Ricard SA (b) 4.25%, 07/15/2022	489,916
150,000	Pharmacia Corp 6.50%, 12/01/2018	190,815
450,000	Philip Morris International Inc 5.65%, 05/16/2018	551,307
75,000	Physiotherapy Associates Holdings Inc (b) 11.88%, 05/01/2019	76,875
150,000	Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp 8.25%, 09/01/2017	162,562
	Prestige Brands Inc
100,000	8.25%, 04/01/2018	110,000
50,000	8.13%, 02/01/2020	55,750
100,000	PSS World Medical Inc 6.38%, 03/01/2022	106,375
200,000	Quest Diagnostics Inc 6.40%, 07/01/2017	237,917
200,000	Reynolds American Inc 7.75%, 06/01/2018	251,342
	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
100,000	9.00%, 04/15/2019	102,000
200,000	9.88%, 08/15/2019	212,750
200,000	5.75%, 10/15/2020 (b)	200,000
350,000	SABMiller Holdings Inc (b) 2.45%, 01/15/2017	366,086
	ServiceMaster Co/TN
100,000	8.00%, 02/15/2020	106,000
25,000	7.00%, 08/15/2020 (b)	25,625
50,000	7.45%, 08/15/2027	41,625
125,000	Smithfield Foods Inc 7.75%, 07/01/2017	140,625
100,000	Spectrum Brands Inc (b) 6.75%, 03/15/2020	103,250
200,000	Sysco Corp 4.20%, 02/12/2013	202,605
150,000	TransUnion Holding Co Inc (b) 9.63%, 06/15/2018	163,500
500,000	Tyson Foods Inc 4.50%, 06/15/2022	523,750
125,000	United Surgical Partners International Inc (b) 9.00%, 04/01/2020	135,625
400,000	UnitedHealth Group Inc 6.00%, 02/15/2018	491,267
75,000	Universal Hospital Services Inc (b) 7.63%, 08/15/2020	78,188

Principal Amount		Value

Consumer, Non-cyclical — (continued)
	UR Merger Sub Corp
$ 50,000	5.75%, 07/15/2018 (b)	$52,813
100,000	8.38%, 09/15/2020 (c)	107,000
125,000	US Foods Inc (b) 8.50%, 06/30/2019	130,312
100,000	Vanguard Health Holding Co II LLC / Vanguard Holding Co II Inc 8.00%, 02/01/2018	106,750
150,000	Verisk Analytics Inc 4.13%, 09/12/2022	152,422
100,000	Yankee Candle Co Inc (c) 9.75%, 02/15/2017	105,000
100,000	YCC Holdings LLC / Yankee Finance Inc 10.25%, 02/15/2016	103,500

		21,382,473

Diversified — 0.24%
250,000	Hutchison Whampoa International 09 Ltd (b) 7.63%, 04/09/2019	320,760
750,000	Hutchison Whampoa International 11 Ltd (b) 3.50%, 01/13/2017	795,508

		1,116,268

Energy — 4.55%
75,000	Access Midstream Partners LP / ACMP Finance Corp 6.13%, 07/15/2022	79,312
1,000,000	Apache Corp 3.25%, 04/15/2022	1,074,945
50,000	ATP Oil & Gas Corp/United States (i) 11.88%, 05/01/2015	9,500
	Basic Energy Services Inc
50,000	7.13%, 04/15/2016 (c)	50,500
50,000	7.75%, 02/15/2019	51,250
50,000	BP Capital Markets PLC 3.13%, 10/01/2015	53,390
400,000	Canadian Natural Resources Ltd 5.85%, 02/01/2035	484,099
	Chaparral Energy Inc
50,000	9.88%, 10/01/2020	56,500
75,000	7.63%, 11/15/2022 (b)	78,750
125,000	Chesapeake Energy Corp 6.78%, 03/15/2019	125,312
100,000	Chesapeake Oilfield Operating LLC/ Chesapeake Oilfield Finance Inc (b) 6.63%, 11/15/2019	96,000
125,000	Cie Generale de Geophysique - Veritas 7.75%, 05/15/2017	130,000
500,000	CNPC HK Overseas Capital Ltd (b) 5.95%, 04/28/2041	638,260

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Principal Amount		Value

Energy — (continued)
$ 50,000	Concho Resources Inc 7.00%, 01/15/2021	$56,000
130,000	Conoco Funding Co 7.25%, 10/15/2031	195,296
500,000	ConocoPhillips Australia Funding Co 5.50%, 04/15/2013	513,462
100,000	Copano Energy LLC / Copano Energy Finance Corp 7.13%, 04/01/2021	104,500
	El Paso LLC
50,000	7.25%, 06/01/2018	57,576
75,000	6.50%, 09/15/2020	84,200
	Enbridge Energy Partners LP
600,000	4.75%, 06/01/2013	649,132
690,000	5.50%, 09/15/2040	778,165
155,000	Enbridge Inc 5.60%, 04/01/2017	179,507
125,000	Energy Transfer Equity LP 7.50%, 10/15/2020	141,875
	Energy XXI Gulf Coast Inc
100,000	9.25%, 12/15/2017	112,250
25,000	7.75%, 06/15/2019	26,500
75,000	EP Energy LLC / EP Energy Finance Inc (b) 9.38%, 05/01/2020	81,750
100,000	Forbes Energy Services Ltd 9.00%, 06/15/2019	97,000
150,000	Forest Oil Corp (c) 7.25%, 06/15/2019	148,875
200,000	Gazprom Neft OAO Via GPN Capital SA (b) 4.38%, 09/19/2022	199,000
95,965	Gazprom OAO Via Gazprom International SA 7.20%, 02/01/2020	108,105
75,000	Halcon Resources Corp (b) 9.75%, 07/15/2020	76,688
400,000	Hess Corp 5.60%, 02/15/2041	463,980
	Holly Energy Partners LP / Holly Energy Finance Corp
50,000	8.25%, 03/15/2018	53,750
50,000	6.50%, 03/01/2020 (b)	52,500
	Husky Energy Inc
150,000	6.15%, 06/15/2019	180,324
925,000	3.95%, 04/15/2022	990,482
200,000	KazMunayGas National Co (b) 6.38%, 04/09/2021	240,122
	Kinder Morgan Energy Partners LP
500,000	5.13%, 11/15/2014	593,280
200,000	5.95%, 02/15/2018	240,774
250,000	6.55%, 09/15/2040	307,301
	Linn Energy LLC / Linn Energy Finance Corp
75,000	8.63%, 04/15/2020	82,125
50,000	7.75%, 02/01/2021	52,875
50,000	Lone Pine Resources Canada Ltd (b) 10.38%, 02/15/2017	43,750

Principal Amount		Value

Energy — (continued)
$ 200,000	Lukoil International Finance BV (b) 6.13%, 11/09/2020	$225,800
	Marathon Petroleum Corp
700,000	5.13%, 03/01/2021	807,754
500,000	6.50%, 03/01/2041	612,522
125,000	MarkWest Energy Partners LP / MarkWest Energy Finance Corp 6.25%, 06/15/2022	134,375
685,000	Nabors Industries Inc 5.00%, 09/15/2020	753,910
100,000	Newfield Exploration Co 5.63%, 07/01/2024	111,000
	Oasis Petroleum Inc
100,000	6.50%, 11/01/2021	105,500
75,000	6.88%, 01/15/2023	79,687
272,000	Pacific Rubiales Energy Corp (b) 7.25%, 12/12/2021	319,600
	Petrobras International Finance Co - Pifco
100,000	2.88%, 02/06/2015	102,783
100,000	7.88%, 03/15/2019	125,608
505,000	6.75%, 01/27/2041	626,778
100,000	Petrobras International Finance Co - Pifco 5.38%, 01/27/2021	112,677
900,000	Petroleos de Venezuela SA 8.50%, 11/02/2017	814,500
	Petroleos Mexicanos
1,200,000	6.00%, 03/05/2020	1,434,000
500,000	6.50%, 06/02/2041	623,250
285,000	Phillips 66 (b) 4.30%, 04/01/2022	312,034
40,000	Regency Energy Partners LP / Regency Energy Finance Corp 9.38%, 06/01/2016	43,650
	SandRidge Energy Inc
50,000	7.50%, 03/15/2021	51,500
100,000	8.13%, 10/15/2022 (b)	106,500
	SESI LLC
75,000	6.38%, 05/01/2019	80,250
50,000	7.13%, 12/15/2021	55,250
50,000	Southern Star Central Corp 6.75%, 03/01/2016	50,938
250,000	Spectra Energy Capital LLC 6.25%, 02/15/2013	255,048
365,000	Talisman Energy Inc 5.50%, 05/15/2042	411,033
	Targa Resources Partners LP / Targa Resources Partners Finance Corp
50,000	6.88%, 02/01/2021	54,250
50,000	6.38%, 08/01/2022 (b)	53,000
28,000	Thermon Industries Inc 9.50%, 05/01/2017	31,185
100,000	TNK-BP Finance SA (b) 7.25%, 02/02/2020	121,025
	Valero Energy Corp
50,000	4.75%, 04/01/2014	52,438
150,000	9.38%, 03/15/2019	203,727
400,000	7.50%, 04/15/2032	508,203

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Principal Amount		Value

Energy — (continued)
$ 100,000	W&T Offshore Inc 8.50%, 06/15/2019	$109,000
	Weatherford International Ltd/Bermuda
40,000	7.00%, 03/15/2038	45,207
520,000	5.95%, 04/15/2042	547,028
300,000	Williams Partners LP 5.25%, 03/15/2020	347,646
	XTO Energy Inc
105,000	6.75%, 08/01/2037	162,092
300,000	6.38%, 06/15/2038	447,658

		20,877,368

Financial — 10.57%
	ACE INA Holdings Inc
200,000	5.60%, 05/15/2015	224,153
10,000	5.70%, 02/15/2017	11,875
	Aflac Inc
265,000	2.65%, 02/15/2017	278,039
300,000	8.50%, 05/15/2019	401,819
600,000	Alexandria Real Estate Equities Inc 4.60%, 04/01/2022	640,183
	Ally Financial Inc
50,000	8.30%, 02/12/2015	55,375
125,000	5.50%, 02/15/2017	130,660
50,000	6.25%, 12/01/2017	54,079
175,000	8.00%, 03/15/2020	204,750
750,000	American Express Co 8.13%, 05/20/2019	1,014,627
	American Express Credit Corp
400,000	5.88%, 05/02/2013	412,556
125,000	2.75%, 09/15/2015	131,687
350,000	American Honda Finance Corp (b) 4.63%, 04/02/2013	357,427
250,000	American Tower Corp 4.50%, 01/15/2018	275,871
80,000	Associated Banc-Corp 5.13%, 03/28/2016	87,832
250,000	AvalonBay Communities Inc 5.70%, 03/15/2017	294,303
500,000	AXA SA 8.60%, 12/15/2030	604,578
	Bank of America Corp
250,000	5.38%, 06/15/2014	265,585
100,000	4.50%, 04/01/2015	107,120
125,000	Bear Stearns Cos LLC 5.70%, 11/15/2014	136,885
300,000	Berkshire Hathaway Finance Corp 4.85%, 01/15/2015	329,171
100,000	Berkshire Hathaway Inc (a) 1.13%, 08/15/2014	101,219
300,000	Capital One Capital IV (a) 6.75%, 02/17/2037	301,875
175,000	Capital One Capital V 10.25%, 08/15/2039	180,250
250,000	Capital One Financial Corp 7.38%, 05/23/2014	275,146
210,000	Chubb Corp 5.75%, 05/15/2018	259,788

Principal Amount		Value

Financial — (continued)
	CIT Group Inc
$ 125,000	4.75%, 02/15/2015 (b)	$130,313
175,000	5.25%, 03/15/2018	187,688
	Citigroup Inc
95,000	5.13%, 05/05/2014	100,386
400,000	5.38%, 08/09/2020	462,447
1,000,000	6.88%, 03/05/2038	1,314,188
1,250,000	5.88%, 01/30/2042	1,505,994
325,000	City National Corp/CA (c) 5.25%, 09/15/2020	352,725
350,000	CME Group Inc 4.40%, 03/15/2018	393,898
500,000	CNA Financial Corp 5.88%, 08/15/2020	583,752
2,000,000	Credit Suisse USA Inc 4.88%, 01/15/2015	2,162,286
250,000	Discover Bank/Greenwood de 8.70%, 11/18/2019	322,797
325,000	Eaton Vance Corp 6.50%, 10/02/2017	392,468
250,000	Fifth Third Bancorp 3.63%, 01/25/2016	269,687
200,000	FMR LLC (b) 7.57%, 06/15/2029	259,161
500,000	Ford Motor Credit Co LLC 3.00%, 06/12/2017	508,946
20,000	Franklin Resources Inc 4.63%, 05/20/2020	22,910
	General Electric Capital Corp
500,000	0.98%, 04/07/2014 (a)	502,174
300,000	4.88%, 03/04/2015	327,431
500,000	2.90%, 01/09/2017	528,990
500,000	5.50%, 01/08/2020	591,507
500,000	6.88%, 01/10/2039	668,052
500,000	General Electric Capital Corp / LJ VP Holdings LLC (b) 3.80%, 06/18/2019	527,612
	Goldman Sachs Group Inc
15,000	6.15%, 04/01/2018	17,508
750,000	5.38%, 03/15/2020	836,974
1,250,000	5.25%, 07/27/2021	1,378,044
750,000	6.13%, 02/15/2033	842,950
175,000	Harley-Davidson Financial Services Inc (b) 3.88%, 03/15/2016	187,627
	Hartford Financial Services Group Inc
325,000	5.13%, 04/15/2022	365,054
600,000	6.63%, 04/15/2042	725,599
375,000	Health Care REIT Inc 4.13%, 04/01/2019	399,236
100,000	Horace Mann Educators Corp 6.85%, 04/15/2016	108,478
500,000	HSBC Finance Capital Trust IX (a) 5.91%, 11/30/2035	491,875
290,000	HSBC Holdings PLC 5.10%, 04/05/2021	335,019
525,000	HSBC USA Inc 2.38%, 02/13/2015	540,456

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Principal Amount		Value

Financial — (continued)
	International Lease Finance Corp
$ 470,000	4.88%, 04/01/2015	$488,524
500,000	5.75%, 05/15/2016	530,121
150,000	8.75%, 03/15/2017	175,500
100,000	5.88%, 08/15/2022	103,305
200,000	IPIC GMTN Ltd (b) 6.88%, 11/01/2041	266,500
50,000	Janus Capital Group Inc 6.70%, 06/15/2017	56,591
	JPMorgan Chase & Co
500,000	6.00%, 01/15/2018	596,132
550,000	4.50%, 01/24/2022	610,087
200,000	Korea Development Bank 3.50%, 08/22/2017	215,230
785,000	Legg Mason Inc (b) 5.50%, 05/21/2019	841,723
	Liberty Mutual Group Inc (b)
235,000	5.00%, 06/01/2021	248,397
350,000	4.95%, 05/01/2022	366,100
	Lincoln National Corp
500,000	8.75%, 07/01/2019	655,139
225,000	4.20%, 03/15/2022	235,233
250,000	7.00%, 06/15/2040	311,503
500,000	Massachusetts Mutual Life Insurance Co (b) 8.88%, 06/01/2039	737,721
500,000	Merrill Lynch & Co Inc 7.75%, 05/14/2038	627,928
	MetLife Inc
250,000	6.75%, 06/01/2016	299,229
500,000	6.82%, 08/15/2018	629,148
300,000	MetLife Institutional Funding II (b) 1.63%, 04/02/2015	304,479
	Morgan Stanley
550,000	4.75%, 04/01/2014 (c)	569,354
320,000	3.80%, 04/29/2016	330,669
2,200,000	6.25%, 08/09/2026	2,475,348
500,000	National Rural Utilities Cooperative Finance Corp 10.38%, 11/01/2018	739,884
150,000	Nationwide Mutual Insurance Co(b) 9.38%, 08/15/2039	205,253
	Neuberger Berman Group LLC / Neuberger Berman Finance Corp (b)
50,000	5.63%, 03/15/2020	53,250
50,000	5.88%, 03/15/2022	53,500
230,000	Northwestern Mutual Life Insurance Co (b) 6.06%, 03/30/2040	294,315
100,000	Nuveen Investments Inc (b) 9.50%, 10/15/2020	99,500
250,000	Pacific Life Global Funding (b) 5.15%, 04/15/2013	256,231
	PNC Funding Corp
165,000	5.63%, 02/01/2017	189,955
250,000	5.13%, 02/08/2020	296,241
100,000	Power Sector Assets & Liabilities Management Corp 7.39%, 12/02/2024	138,500

Principal Amount		Value

Financial — (continued)
$ 300,000	ProLogis LP 6.30%, 06/01/2013	$309,074
100,000	Qatari Diar Finance QSC (b) 5.00%, 07/21/2020	114,250
	Raymond James Financial Inc
200,000	4.25%, 04/15/2016	212,054
500,000	8.60%, 08/15/2019	624,361
350,000	5.63%, 04/01/2024	385,465
250,000	RCI Banque SA (b) 4.60%, 04/12/2016	255,350
75,000	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp (b) 9.50%, 06/15/2019	79,688
300,000	Santander US Debt SAU (b) 3.78%, 10/07/2015	300,702
50,000	Serta Simmons Holdings LLC (b) 8.13%, 10/01/2020	49,500
100,000	Simon Property Group LP 6.13%, 05/30/2018	122,129
90,000	State Street Corp 4.30%, 05/30/2014	95,502
1,000,000	SunTrust Banks Inc 3.60%, 04/15/2016	1,068,365
250,000	Textron Financial Corp (a)(b) 6.00%, 02/15/2067	208,750
275,000	Travelers Cos Inc 5.50%, 12/01/2015	313,334
200,000	Turkiye Garanti Bankasi AS (b) 5.25%, 09/13/2022	201,500
500,000	UDR Inc 4.63%, 01/10/2022	551,847
250,000	US Bank NA/Cincinnati OH 4.95%, 10/30/2014	271,307
500,000	Wachovia Corp 5.75%, 02/01/2018	603,792
800,000	Wells Fargo & Co 4.60%, 04/01/2021	924,081
	Wells Fargo Bank NA
750,000	4.75%, 02/09/2015	811,174
250,000	5.95%, 08/26/2036	322,010
250,000	Westpac Banking Corp 4.88%, 11/19/2019	285,435
	Weyerhaeuser Co
400,000	7.38%, 10/01/2019	496,352
300,000	7.38%, 03/15/2032	355,991

		48,443,688

Foreign Government Obligations — 1.52%
150,000	Argentina Boden Bonds 7.00%, 10/03/2015	137,250
	Argentine Republic Government International Bond
347,091	8.28%, 12/31/2033	272,467
1,000,000	0.89%, 12/15/2035 (a)	130,500
100,000	Banco de Credito del Peru/Panama(b) 5.38%, 09/16/2020	107,500

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Principal Amount		Value

Foreign Government Obligations — (continued)
	Brazilian Government International Bond
$ 100,000	4.88%, 01/22/2021	$119,500
200,000	11.00%, 08/17/2040	255,500
	Colombia Government International Bond
100,000	7.38%, 01/27/2017	124,200
200,000	4.38%, 07/12/2021	230,300
	Corp Andina de Fomento
250,000	3.75%, 01/15/2016	262,106
250,000	8.13%, 06/04/2019	323,107
500,000	4.38%, 06/15/2022	542,253
	Indonesia Government International Bond
200,000	6.63%, 02/17/2037	265,000
200,000	5.25%, 01/17/2042 (b)	227,750
200,000	Lithuania Government International Bond (b) 6.63%, 02/01/2022	248,000
	Mexico Government International Bond
300,000	5.95%, 03/19/2019	372,000
200,000	3.63%, 03/15/2022	218,100
301,000	6.75%, 09/27/2034	428,624
100,000	4.75%, 03/08/2044	111,250
100,000	Panama Government International Bond 6.70%, 01/26/2036	140,500
100,000	Peruvian Government International Bond 6.55%, 03/14/2037	147,250
150,000	Philippine Government International Bond 6.38%, 01/15/2032	202,875
466,900	Russian Foreign Bond - Eurobond (j) 2.85%, 03/31/2030	589,461
100,000	South Africa Government International Bond 6.88%, 05/27/2019	125,880
100,000	Sri Lanka Government International Bond (b) 6.25%, 10/04/2020	108,750
	Turkey Government International Bond
350,000	5.63%, 03/30/2021	399,000
100,000	6.88%, 03/17/2036	126,875
100,000	Uruguay Government International Bond 7.63%, 03/21/2036	155,750
400,000	Venezuela Government International Bond 9.38%, 01/13/2034	355,000
200,000	Vnesheconombank Via VEB Finance PLC (b) 5.38%, 02/13/2017	214,444

		6,941,192

Principal Amount		Value

Industrial — 2.40%
$ 50,000	ADS Waste Holdings Inc (b) 8.25%, 10/01/2020	$51,000
50,000	Aleris International Inc (d)(f)(g)(k) 9.00%, 12/15/2014	0
50,000	Anixter Inc 5.63%, 05/01/2019	52,250
100,000	Ardagh Packaging Finance PLC (b) 9.13%, 10/15/2020	106,000
150,000	B/E Aerospace Inc 5.25%, 04/01/2022	156,000
75,000	Belden Inc (b) 5.50%, 09/01/2022	76,688
75,000	Building Materials Corp of America (b) 6.75%, 05/01/2021	82,125
	Burlington Northern Santa Fe LLC
375,000	4.88%, 01/15/2015	408,537
250,000	5.75%, 05/01/2040	313,120
100,000	BWAY Holding Co 10.00%, 06/15/2018	112,500
58,690	BWAY Parent Co Inc 10.13%, 11/01/2015	61,918
350,000	Caterpillar Inc 7.00%, 12/15/2013	377,490
125,000	Cleaver-Brooks Inc (b) 12.25%, 05/01/2016	134,063
320,000	Dover Corp 5.45%, 03/15/2018	379,057
100,000	Dynacast International LLC / Dynacast Finance Inc 9.25%, 07/15/2019	105,500
	Embraer Overseas Ltd
150,000	6.38%, 01/24/2017	169,500
50,000	6.38%, 01/15/2020	57,250
90,000	Emerson Electric Co 4.88%, 10/15/2019	109,020
75,000	FGI Operating Co LLC / FGI Finance Inc (b) 7.88%, 05/01/2020	81,375
50,000	General Cable Corp (b) 5.75%, 10/01/2022	50,750
500,000	Goodrich Corp 3.60%, 02/01/2021	552,308
50,000	Greif Inc 7.75%, 08/01/2019	57,750
120,000	Hubbell Inc 5.95%, 06/01/2018	143,741
240,000	Ingersoll-Rand Global Holding Co Ltd 6.88%, 08/15/2018	296,778
50,000	International Wire Group Holdings Inc (b)(f) 9.75%, 04/15/2015	52,625
100,000	Isabelle Acquisition Sub Inc (b) 10.00%, 11/15/2018	108,500
100,000	JB Poindexter & Co Inc (b) 9.00%, 04/01/2022	100,000
150,000	Kemet Corp 10.50%, 05/01/2018	152,250

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Principal Amount		Value

Industrial — (continued)
$ 50,000	Koppers Inc
	7.88%, 12/01/2019	$54,875
150,000	Masonite International Corp (b)
	8.25%, 04/15/2021	158,250
75,000	Maxim Crane Works LP / Maxim Finance Corp (b) 12.25%, 04/15/2015	76,500
50,000	Mcron Finance Sub LLC / Mcron Finance Corp (b) 8.38%, 05/15/2019	51,500
	Mueller Water Products Inc
100,000	7.38%, 06/01/2017	102,500
46,000	8.75%, 09/01/2020	51,980
125,000	Nortek Inc 8.50%, 04/15/2021	133,125
	Odebrecht Finance Ltd
200,000	6.00%, 04/05/2023	222,000
100,000	7.50%, 09/29/2049 (b)	106,250
125,000	Packaging Dynamics Corp (b) 8.75%, 02/01/2016	131,875
50,000	Pactiv LLC 7.95%, 12/15/2025	40,000
500,000	Penske Truck Leasing Co LP / PTL Finance Corp (b) 3.75%, 05/11/2017	512,928
350,000	Pentair Ltd 5.00%, 05/15/2021	394,101
100,000	PHI Inc 8.63%, 10/15/2018	104,750
	Ply Gem Industries Inc
50,000	9.38%, 04/15/2017 (b)	50,250
125,000	8.25%, 02/15/2018	130,469
	Republic Services Inc
750,000	5.25%, 11/15/2021	887,842
250,000	6.20%, 03/01/2040	313,498
200,000	Rexel SA (b) 6.13%, 12/15/2019	206,000
120,000	Rock-Tenn Co (b) 4.45%, 03/01/2019	126,577
250,000	Rockwell Collins Inc 3.10%, 11/15/2021	265,197
75,000	Roofing Supply Group LLC / Roofing Supply Finance Inc (b) 10.00%, 06/01/2020	81,750
185,000	Roper Industries Inc 6.63%, 08/15/2013	194,318
	Ryder System Inc
540,000	3.15%, 03/02/2015	558,982
225,000	3.50%, 06/01/2017	238,276
125,000	Sealed Air Corp (b) 8.38%, 09/15/2021	140,000
	Sequa Corp (b)
50,000	11.75%, 12/01/2015	52,500
50,000	13.50%, 12/01/2015	53,000
75,000	Stoneridge Inc (b) 9.50%, 10/15/2017	81,000
250,000	Timken Co 6.00%, 09/15/2014	269,578
75,000	TransDigm Inc 7.75%, 12/15/2018	82,875

Principal Amount		Value

Industrial — (continued)
$ 218,000	Union Pacific Corp 4.16%, 07/15/2022	$248,442
150,000	Valmont Industries Inc 6.63%, 04/20/2020	178,583
100,000	Viasystems Inc (b) 7.88%, 05/01/2019	99,750
200,000	Voto-Votorantim Overseas Trading Operations NV 6.63%, 09/25/2019	230,500

		10,978,116

Mortgage-Backed Securities — 34.18%
	COMM 2012-CCRE1 Mortgage Trust
1,420,000	Series 2012-CR1, Class AM 3.91%, 05/15/2045	1,510,093
2,150,000	Series 2012-CR1, Class B 4.61%, 05/15/2045	2,309,870
	COMM 2012-LC4 Mortgage Trust
1,370,000	Series 2012-LC4, Class AM 4.06%, 12/10/2044	1,477,435
425,000	Series 2012-LC4, Class B 4.93%, 12/10/2044 (a)	470,111
505,017	Commercial Mortgage Pass-Through Certificates Series 2006-C4 Series 2006-C4, Class AAB 5.44%, 09/15/2039	511,792
	Federal Home Loan Mortgage Corp
206,866	5.50%, 02/01/2018	223,645
104,647	4.00%, 12/01/2020	111,865
41,279	4.50%, 04/01/2021	44,403
79,265	6.00%, 05/01/2021	85,552
33,236	4.50%, 07/01/2021	35,527
86,320	5.00%, 03/01/2022	93,243
60,865	6.00%, 11/01/2033	68,203
88,382	6.00%, 04/01/2035	97,546
198,245	4.50%, 05/01/2035	213,565
849,404	5.50%, 08/01/2035	930,969
142,184	4.50%, 11/01/2035	153,172
67,079	6.50%, 02/01/2036	75,653
132,091	4.50%, 03/01/2036	142,298
100,119	6.00%, 03/01/2036	110,218
138,594	5.50%, 06/01/2036	151,426
102,978	5.88%, 07/01/2036 (a)	110,901
587,020	5.50%, 08/01/2036	641,371
2,283,853	5.00%, 04/01/2037	2,481,600
1,038,015	2.82%, 05/01/2037 (a)	1,117,936
125,959	6.00%, 08/01/2037	138,467
163,366	7.00%, 08/01/2037	188,823
1,013,907	5.00%, 04/01/2038	1,099,319
2,534,117	5.50%, 05/01/2038	2,761,622
1,301,642	4.50%, 03/01/2039	1,400,195
3,626,851	4.50%, 05/01/2039	3,901,456
637,256	4.00%, 09/01/2040	685,740
3,283,526	5.00%, 09/01/2040	3,560,134
701,343	3.50%, 12/01/2040	752,574
3,821,382	4.00%, 12/01/2040	4,112,123

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Principal Amount		Value

Mortgage-Backed Securities — (continued)
$ 4,101,802	5.00%, 02/01/2041	$4,488,360
1,893,379	4.50%, 07/01/2041	2,048,569
4,396,881	3.50%, 12/01/2041	4,718,060
	Federal National Mortgage Association
24,000,000	3.00%, TBA	25,335,000
4,000,000	3.50%, TBA	4,290,000
1,000,000	0.50%, 09/28/2015	1,002,678
1,000,000	0.88%, 08/28/2017	1,005,036
149,562	5.00%, 02/01/2018	163,082
293,493	4.50%, 06/01/2018	317,543
84,734	4.50%, 08/01/2035	91,848
280,555	6.00%, 02/01/2036	310,521
383,708	5.50%, 03/01/2036	421,261
353,986	6.50%, 06/01/2036	403,109
633,014	6.00%, 02/01/2037	700,625
645,891	6.00%, 03/01/2037	714,877
4,014	6.50%, 04/01/2037	4,574
403,339	6.00%, 08/01/2037	446,419
226,002	6.50%, 08/01/2037	257,530
4,678,950	4.50%, 07/01/2039	5,065,955
4,354,184	4.00%, 08/01/2040	4,697,174
2,282,279	4.00%, 08/01/2041	2,462,773
2,233,065	4.00%, 10/01/2041	2,409,667
4,650,740	4.00%, 11/01/2041	5,018,544
4,865,130	3.50%, 12/01/2041	5,222,630
6,794,505	4.00%, 12/01/2041	7,331,848
4,424,028	Series 2012-1, Class F 0.67%, 02/25/2042 (a)	4,448,873
6,946,284	3.00%, 05/01/2042	7,340,345
1,940,843	3.00%, 06/01/2042	2,050,947
4,950,866	3.50%, 06/01/2042	5,315,440
6,479,060	3.50%, 07/01/2042	6,956,167
363,611	2.95%, 03/01/2047 (a)	391,075
4,442,621	Freddie Mac REMICS Series 2976, Class KJ (a)
	0.57%, 05/15/2035	4,458,232
1,884,396	Government National Mortgage Association Series 2011-H15, Class FA (a) 0.69%, 06/20/2061	1,880,431
	GS Mortgage Securities Corp II 2012-GCJ7, Class AS
1,500,000	4.09%, 05/10/2045 2012-GCJ7, Class B	1,605,599
2,325,000	4.74%, 05/10/2045	2,494,630
200,000	Merrill Lynch Mortgage Trust Series 2008-C1, Class AM (a) 6.45%, 02/12/2051	228,184
1,000,000	Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-6, Class A4 (a) 5.49%, 03/12/2051	1,136,408
1,500,000	Morgan Stanley Capital I Trust 2007-IQ16 Series 2007-IQ16, Class AM (a) 6.31%, 12/12/2049	1,669,421

Principal Amount		Value

Mortgage-Backed Securities — (continued)
$ 1,850,000	Morgan Stanley Capital I Trust 2012-C4 Series 2012-C4, Class AS 3.77%, 03/15/2045	$1,940,903
1,300,000	UBS-Citigroup Commercial Mortgage Trust 2011-C1 Series 2011-C1, Class A3 3.60%, 01/10/2045	1,417,092
2,000,000	Wells Fargo Commercial Mortgage Trust Series 2010-C1, Class A2 (b) 4.39%, 11/15/2043	2,274,804
350,000	WFRBS Commercial Mortgage Trust 2011-C6 Series 2012-C6, Class B 4.70%, 04/15/2045	377,302

		156,682,383

Municipal Bonds and Notes — 0.33%
1,500,000	City of Chicago, Illinois 5.43%, 01/01/2042	1,525,380
50,000	State of Illinois (e)(f)(g) 0.00%, 11/15/2016	1,000

		1,526,380

Technology — 1.44%
175,000	Advanced Micro Devices Inc (c) 7.75%, 08/01/2020	177,625
150,000	Allen Systems Group Inc (b)(f) 10.50%, 11/15/2016	97,500
125,000	Aspect Software Inc 10.63%, 05/15/2017	128,438
150,000	Audatex North America Inc (b) 6.75%, 06/15/2018	160,125
	BMC Software Inc
500,000	7.25%, 06/01/2018	602,283
575,000	4.25%, 02/15/2022	595,348
	CDW LLC / CDW Finance Corp
75,000	12.54%, 10/12/2017	80,063
125,000	8.50%, 04/01/2019	135,938
150,000	CompuCom Systems Inc (b) 12.50%, 10/01/2015	155,625
500,000	Dell Inc 7.10%, 04/15/2028	617,650
100,000	Emdeon Inc (b) 11.00%, 12/31/2019	113,500
200,000	Epicor Software Corp 8.63%, 05/01/2019	211,000
	First Data Corp (b)
50,000	7.38%, 06/15/2019	51,563
225,000	8.75%, 01/15/2022	226,687
500,000	Fiserv Inc 6.80%, 11/20/2017	595,943

	Freescale Semiconductor Inc
50,000	9.25%, 04/15/2018 (b)	54,375
47,000	10.75%, 08/01/2020	50,878
	Hewlett-Packard Co
150,000	6.13%, 03/01/2014	159,910

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Principal Amount		Value

Technology — (continued)
$ 250,000	2.13%, 09/13/2015	$253,701
275,000	3.30%, 12/09/2016	286,662
100,000	iGATE Corp 9.00%, 05/01/2016	109,750
	Infor US Inc (b)
150,000	11.50%, 07/15/2018	171,000
75,000	9.38%, 04/01/2019	83,250
75,000	Legend Acquisition Sub Inc (b) 10.75%, 08/15/2020	73,500
75,000	MagnaChip Semiconductor SA / MagnaChip Semiconductor Finance Co 10.50%, 04/15/2018	84,375
50,000	Mantech International Corp/VA 7.25%, 04/15/2018	52,750
50,000	NCR Corp (b) 5.00%, 07/15/2022	50,500
100,000	Oracle Corp 6.50%, 04/15/2038	143,332
125,000	Seagate HDD Cayman 7.00%, 11/01/2021	133,750
100,000	Serena Software Inc 10.38%, 03/15/2016	102,250
125,000	Sophia LP / Sophia Finance Inc (b) 9.75%, 01/15/2019	134,375
125,000	Spansion LLC 7.88%, 11/15/2017	123,125
100,000	SSI Investments II Ltd / SSI Co-Issuer LLC 11.13%, 06/01/2018	113,000
125,000	SunGard Data Systems Inc 7.63%, 11/15/2020	135,625
325,000	Xerox Corp (c) 2.95%, 03/15/2017	335,808

		6,601,204

U.S. Government Agency Obligations — 1.00%
	Federal Home Loan Bank
1,500,000	4.13%, 09/27/2013	1,558,287
2,500,000	5.00%, 11/17/2017	3,026,408

		4,584,695

U.S. Treasury Bonds and Notes — 15.25%
6,000,000	U.S. Treasury Inflation Indexed Bonds (TIPS) 0.63%, 07/15/2021	6,982,752
	United States Treasury Note/Bond
150,000	4.13%, 05/15/2015 (l)	164,965
11,000,000	1.00%, 09/30/2016 (l)	11,233,750
20,000,000	0.88%, 11/30/2016	20,323,440
13,600,000	0.50%, 07/31/2017 (c)	13,533,061
5,000,000	0.63%, 08/31/2017 (c)	5,003,125
4,000,000	3.50%, 05/15/2020	4,683,436
6,000,000	4.50%, 02/15/2036	8,004,372

		69,928,901

Principal Amount		Value

Utilities — 3.46%
$ 250,000	Cleveland Electric Illuminating Co 5.95%, 12/15/2036	$290,237
	Comision Federal de Electricidad (b)
200,000	4.88%, 05/26/2021	223,500
200,000	5.75%, 02/14/2042	222,500
1,300,000	Commonwealth Edison Co 5.80%, 03/15/2018	1,594,377
150,000	Dubai Electricity & Water Authority (b) 7.38%, 10/21/2020	175,350
300,000	Duke Energy Indiana Inc 6.05%, 06/15/2016	349,981
300,000	Electricite de France SA (b) 5.60%, 01/27/2040	347,088
	Enel Finance International NV (b)
1,500,000	3.88%, 10/07/2014	1,542,165
1,000,000	6.00%, 10/07/2039	899,208
	Energy Future Intermediate Holding Co LLC / EFIH Finance Inc
75,000	10.00%, 12/01/2020	84,375
50,000	11.75%, 03/01/2022 (b)	53,125
250,000	Exelon Generation Co LLC 5.75%, 10/01/2041	273,819
250,000	FirstEnergy Solutions Corp 6.05%, 08/15/2021	280,448
750,000	Florida Gas Transmission Co LLC (b) 5.45%, 07/15/2020	863,350
19,587	FPL Energy National Wind Portfolio LLC (b)(f) 6.13%, 03/25/2019	15,428
90,000	Great Plains Energy Inc 4.85%, 06/01/2021	99,808
130,000	Majapahit Holding BV 7.75%, 01/20/2020	163,475
300,000	MidAmerican Energy Co 4.65%, 10/01/2014	321,940
550,000	MidAmerican Energy Holdings Co 5.95%, 05/15/2037	689,297
1,350,000	National Fuel Gas Co 4.90%, 12/01/2021	1,468,059
200,000	Northern States Power Co/MN 5.25%, 03/01/2018	242,172
200,000	NRG Energy Inc 7.63%, 05/15/2019	212,000
	Pacific Gas & Electric Co
1,050,000	8.25%, 10/15/2018	1,441,908
750,000	6.05%, 03/01/2034	985,721
410,000	PPL Capital Funding Inc 4.20%, 06/15/2022	436,996
125,000	PPL Energy Supply LLC 6.00%, 12/15/2036	138,373
250,000	PPL WEM Holdings PLC (b) 5.38%, 05/01/2021	278,837
250,000	Sempra Energy 9.80%, 02/15/2019	352,512
350,000	Southern California Gas Co 5.50%, 03/15/2014	374,246

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Principal Amount		Value

Utilities — (continued)
$ 500,000	Southwestern Electric Power Co 6.20%, 03/15/2040	$638,246
250,000	TECO Finance Inc 5.15%, 03/15/2020	291,320
200,000	Virginia Electric & Power Co 5.10%, 11/30/2012	201,499
300,000	Westar Energy Inc 5.88%, 07/15/2036	324,455

		15,875,815

TOTAL BONDS AND NOTES — 97.08% (Cost $424,699,741)		$445,076,582

Shares

COMMON STOCK
Consumer, Cyclical— 0.00% (m)
402	General Motors Co (n)	9,145
101	Motors Liquidation Co GUC Trust (n)	1,697

		10,842

TOTAL COMMON STOCK — 0.00% (m) (Cost $39,433)		$10,842

WARRANTS
Consumer, Cyclical — 0.00% (m)
366	General Motors Co - Warrant A (n)	5,044
366	General Motors Co - Warrant B (n)	3,023

		8,067

TOTAL WARRANTS — 0.00% (m) (Cost $45,183)		$8,067

Principal Amount

SECURITIES LENDING COLLATERAL
$ 1,699,587	Undivided interest of 7.79% in a repurchase agreement (principal amount/value $21,824,269 with a maturity value of $21,824,687) with RBC Capital Markets Corp, 0.23%, dated 9/28/12, to be repurchased at $1,699,587 on 10/1/12, collateralized by various U.S. Government Agency Securities, 1.94% - 8.00%, 1/1/13 - 10/1/42, with a value of $22,260,754.	1,699,587

Principal Amount		Value

Securities Lending Collateral — (continued)

$ 2,499,336	Undivided interest of 4.13% in a repurchase agreement (principal amount/value $60,600,000 with a maturity value of $60,601,061) with Goldman Sachs & Co., 0.21%, dated 9/28/12, to be repurchased at $2,499,336 on 10/1/12, collateralized by various U.S. Government Agency Securities, 2.50% - 5.30%, 7/1/13 - 9/1/42, with a value of $61,812,001.	$2,499,336

2,499,336	Undivided interest of 4.05% in a repurchase agreement (principal amount/value $61,800,000 with a maturity value of $61,801,030) with Merrill Lynch, Pierce, Fenner & Smith, 0.20%, dated 9/28/12, to be repurchased at $2,499,336 on 10/1/12, collateralized by Government National Mortgage Association, 3.50% - 4.50%, 5/20/41 - 9/20/41, with a value of $63,036,000.	2,499,336

1,999,469	Undivided interest of 3.93% in a repurchase agreement (principal amount/value $50,900,000 with a maturity value of $50,901,018) with HSBC Securities (USA) Inc, 0.24%, dated 9/28/12, to be repurchased at $1,999,469 on 10/1/12, collateralized by Federal National Mortgage Association, 3.50% - 6.00%, 12/1/26 - 3/1/42, with a value of $51,918,295.	1,999,469

TOTAL SECURITIES LENDING COLLATERAL — 1.90% (Cost $8,697,728)		$8,697,728

SHORT TERM INVESTMENTS
10,000,000	Federal Farm Credit Banks Funding Corp 0.01%, 10/01/2012	9,999,994
	Federal Home Loan Bank
10,000,000	0.04%, 10/02/2012	9,999,967
30,000,000	0.00%, 10/03/2012 (e)	29,999,996
5,800,000	0.05%, 10/03/2012	5,799,968

TOTAL SHORT TERM INVESTMENTS — 12.17% (Cost $55,799,925)		$55,799,925

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

TOTAL INVESTMENTS — 111.15% (Cost $489,282,010)	$509,593,144

OTHER ASSETS & LIABILITIES, NET — (11.15)%	$(51,126,588)

TOTAL NET ASSETS — 100.00%	$458,466,556

(a)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2012.
(b)	Restricted security; at September 28, 2012, the aggregate cost and market value of restricted securities was $56,874,118 and $59,277,757, respectively, representing 12.93% of net assets.
(c)	A portion or all of the security is on loan at September 28, 2012.
(d)	Security has no market value at September 28, 2012.
(e)	The security’s yield to maturity was less than 0.01%.
(f)	Illiquid security; at September 28, 2012, the aggregate cost and market value of illiquid securities was $364,542 and $254,553, respectively, representing 0.06% of net assets.
(g)	Domestic security is fair valued at September 28, 2012.
(h)	Security in bankruptcy at September 28, 2012.
(i)	Security in default on interest payments during the last 12 months. At September 28, 2012, the aggregate market value on the securities was $9,500, representing 0.00% of net assets.
(j)

Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at September 28, 2012. Maturity date disclosed represents final maturity date.

(k)	Security in default; some interest payments received during the last 12 months. At September 28, 2012, the aggregate market value on the securities was $0, representing 0.00% of net assets.
(l)	All or a portion of the security has been segregated to cover initial margin requirements on open future contracts.
(m)	Represents less than 0.005% of net assets.
(n)	Non-income producing security.
REIT	Real Estate Investment Trust
TBA	To Be Announced.

At September 28, 2012, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)

U.S. 10 Year Treasury Note Long Futures	80	USD	$10,678,750	December 2012	$100,625

U.S. Ultra Bond Short Futures	15	USD	2,478,281	December 2012	(8,789)

U.S. Treasury Bond Short Futures	25	USD	3,734,375	December 2012	(24,447)

U.S. 5 Year Treasury Note Long Futures	200	USD	24,926,563	December 2012	132,812

U.S. 2 Year Treasury Note Short Futures	180	USD	39,695,625	December 2012	(30,202)

				Net Appreciation	$169,999

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (the Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds changed its name from Maxim Series Fund, Inc on September 24, 2012 and presently consists of sixty-three funds. Interests in the Great-West Federated Bond Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of the Great-West Funds. Effective September 24, 2012, Maxim Federated Bond Portfolio’s name changed to Great-West Federated Bond Fund. The investment objective of the Fund is to seek to provide total return, consistent with two components: (1) changes in the market value of its fund holdings (both realized and unrealized appreciation); and (2) income received from its fund holdings. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of the Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Great-West Funds.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 28, 2012

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Fixed Income Investments: Corporate Bonds and Notes; Government and Government Agency Obligations (Domestic and Foreign)

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Asset-Backed and Mortgage-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include new issue data, monthly payment information, collateral performance, and third party real estate analysis.

Municipal Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields and material event notices.

Equity Investments: Common Stock (Domestic)	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Derivative Investments: Warrants	Exchange traded close price, bids, evaluated bids.

Futures Contracts	Exchange traded close price.

Securities Lending Collateral	Matures next business day and therefore priced at par.

Short Term Investments

Amortized cost, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of September 28, 2012, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period.

September 28, 2012

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments:
Asset-Backed Securities	$—	$42,281,712	$—	$42,281,712
Corporate Bonds and Notes	—	163,131,319	—	163,131,319
Domestic Government and Government Agency Obligations	—	74,513,596	—	74,513,596
Foreign Government Obligations	—	6,941,192	—	6,941,192
Mortgage-Backed Securities	—	156,682,383	—	156,682,383
Municipal Bonds and Notes	—	1,525,380	1,000	1,526,380
Equity Investments:
Domestic Common Stock	10,842	—	—	10,842
Derivative Investments:
Futures Contracts	233,437	—	—	233,437
Warrants	8,067	—	—	8,067
Securities Lending Collateral	—	8,697,728	—	8,697,728
Short Term Investments	—	55,799,925	—	55,799,925
Liabilities
Derivative Investments:
Futures Contracts	63,438	—	—	63,438

Total Investments(a)	$188,908	$509,573,235	$1,000	$509,763,143

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Fund to be subject to larger short-term declines in value.

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

The Fund may hold bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may be less liquid than the market for higher grade bonds.

Restricted and Illiquid Securities

The Fund may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving

September 28, 2012

due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board-approved guidelines established in the Great-West Funds’ Policy and Procedures regarding Liquidity.

The Fund may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Financial Futures Contracts

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of the Great-West Funds, may hold repurchase agreement positions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

To Be Announced Transactions

The Fund may invest in securities known as to be announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction.

September 28, 2012

Federal Income Taxes

The Fund’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Fund intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and State tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Fund’s State tax returns may remain open for an additional year depending on the jurisdiction.

Application of Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Fund’s financial position or the results of its operations.

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Fund’s financial position or the results of its operations.

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund will adopt ASU No. 2011-11 for its fiscal year beginning January 1, 2013. At this time, the Fund is evaluating the impact, if any, of ASU No. 2011-11 on the financial statements and related disclosures.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 28, 2012, the U.S. Federal income tax cost basis was $489,313,354. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $21,079,387 and gross depreciation of securities in which there was an excess of tax cost over value of $799,597 resulting in net appreciation of $20,279,790.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. The use of futures contracts involves risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities.

The Fund held an average of 598 futures contracts for the reporting period.

September 28, 2012

4. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. As of September 28, 2012 the Fund had securities on loan valued at $8,509,361 and received collateral of $8,697,728 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Great-West Funds and in the event of a default by the counterparty, all funds would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

COMMON STOCK
Basic Materials — 3.74%
74,324	Alcoa Inc	$657,767
6,592	Celanese Corp Series A	249,903
11,006	CF Industries Holdings Inc	2,445,973
36,648	Commercial Metals Co	483,754
2,437	Compass Minerals International Inc	181,776
7,381	International Paper Co	268,078
10,434	Intrepid Potash Inc (a)	224,122
18,416	Reliance Steel & Aluminum Co	964,077
2,794	Tahoe Resources Inc (a)	56,886
12,625	United States Steel Corp (b)	240,759
2,935	Westlake Chemical Corp	214,431

		5,987,526

Communications — 6.90%
3,334	AMC Networks Inc Class A (a)	145,096
14,525	Amdocs Ltd (a)	479,180
26,154	AOL Inc (a)	921,405
68,447	Cablevision Systems Corp Class A	1,084,885
52,533	DISH Network Corp Class A	1,608,035
2,838	Liberty Global Inc Class A (a)	172,409
994	Liberty Global Inc Series C (a)	56,081
20,039	Liberty Interactive Corp Class A (a)	370,721
4,322	Rackspace Hosting Inc (a)(b)	285,641
34,719	Scholastic Corp	1,103,370
133,215	Symantec Corp (a)	2,397,870
29,855	TIBCO Software Inc (a)	902,517
9,667	United States Cellular Corp (a)	378,270
5,735	ValueClick Inc (a)	98,585
21,363	VeriSign Inc (a)	1,040,164

		11,044,229

Consumer, Cyclical — 11.03%
13,595	Aeropostale Inc (a)	183,940
38,305	Alaska Air Group Inc (a)	1,342,973
6,894	ANN Inc (a)	260,111
19,113	Best Buy Co Inc (b)	328,553
5,935	Choice Hotels International Inc	189,861
16,058	Cinemark Holdings Inc	360,181
13,601	Copart Inc (a)	377,156
9,086	DR Horton Inc	187,535
10,519	Family Dollar Stores Inc	697,410
30,538	Guess? Inc	776,276
32,840	HNI Corp	837,748
1,137	HSN Inc	55,770
47,796	Ingram Micro Inc Class A (a)	727,933
15,411	JC Penney Co Inc (b)	374,333
13,581	Lennar Corp Class A (b)	472,211
4,654	Ltd Brands Inc	229,256
2,802	Macy’s Inc	105,411
40,943	Marriott International Inc Class A	1,600,871
3,645	Mohawk Industries Inc (a)	291,673
6,936	MSC Industrial Direct Co Inc Class A	467,903
6,500	Nu Skin Enterprises Inc Class A	252,395
4,315	PetSmart Inc	297,649

Shares		Value

Consumer, Cyclical — (continued)
42,679	PulteGroup Inc (a)	$661,525
9,145	Regal Entertainment Group Class A (b)	128,670
9,225	Ross Stores Inc	595,935
2,570	Sally Beauty Holdings Inc (a)	64,481
4,208	Signet Jewelers Ltd	205,182
34,938	Thor Industries Inc	1,268,948
6,248	Toll Brothers Inc (a)	207,621
17,504	Toro Co	696,309
16,691	Urban Outfitters Inc (a)	626,914
4,722	WABCO Holdings Inc (a)	272,318
17,774	Watsco Inc (b)	1,347,091
45,289	Wendy’s Co	206,065
10,367	WESCO International Inc (a)	592,992
6,858	Wyndham Worldwide Corp	359,908

		17,651,108

Consumer, Non-cyclical — 15.69%
14,290	Alexion Pharmaceuticals Inc (a)	1,634,776
8,894	AmerisourceBergen Corp	344,287
725	Bio-Rad Laboratories Inc Class A (a)	77,372
134,550	Boston Scientific Corp (a)	772,317
4,518	Brink’s Co	116,067
10,164	CareFusion Corp (a)	288,556
10,101	Charles River Laboratories International Inc (a)	400,000
31,538	Constellation Brands Inc Class A (a)	1,020,254
11,009	Convergys Corp	172,511
10,329	CoreLogic Inc (a)	274,028
22,840	Covance Inc (a)	1,066,400
15,613	Coventry Health Care Inc	650,906
26,947	DENTSPLY International Inc	1,027,759
8,262	Endo Health Solutions Inc (a)	262,071
19,885	Forest Laboratories Inc (a)	708,105
13,400	H&R Block Inc	232,222
15,814	Harris Teeter Supermarkets Inc	614,216
7,359	HCA Holdings Inc (a)	244,687
20,316	Herbalife Ltd	962,978
31,549	Hertz Global Holdings Inc (a)	433,168
10,053	Hill-Rom Holdings Inc	292,140
45,472	Hormel Foods Corp	1,329,601
6,597	Hospira Inc (a)	216,514
19,284	Humana Inc	1,352,773
1,737	IDEXX Laboratories Inc (a)	172,571
824	Laboratory Corp of America Holdings (a)	76,195
11,374	Lancaster Colony Corp	833,145
34,068	Lender Processing Services Inc	950,156
6,738	Lorillard Inc	784,640
7,201	Manpower Inc	264,997
17,817	Masimo Corp (a)	430,815
5,129	MEDNAX Inc (a)	381,854
20,544	Molson Coors Brewing Co Class B	925,507
2,266	Regeneron Pharmaceuticals Inc (a)	345,928
7,471	Rollins Inc	174,747

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

Consumer, Non-cyclical — (continued)
25,248	Scotts Miracle-Gro Co Class A (b)	$1,097,531
53,780	SEI Investments Co	1,153,581
49,608	SUPERVALU Inc (b)	119,555
86,972	Tenet Healthcare Corp (a)	545,314
20,624	Tyson Foods Inc Class A	330,396
11,331	United Therapeutics Corp (a)	633,176
5,561	Universal Corp	283,166
8,416	Universal Health Services Inc Class B	384,864
1,919	Varian Medical Systems Inc (a)	115,754
8,911	Zimmer Holdings Inc	602,562

		25,100,162

Diversified — 0.17%
12,193	Leucadia National Corp	277,391

Energy — 9.88%
15,438	Cimarex Energy Co	903,895
27,774	Denbury Resources Inc (a)	448,828
110,204	Forest Oil Corp (a)	931,224
32,944	Helix Energy Solutions Group Inc (a)	601,887
14,266	Helmerich & Payne Inc	679,204
16,766	HollyFrontier Corp	691,933
54,608	Marathon Petroleum Corp	2,981,051
43,363	Murphy Oil Corp	2,328,159
4,936	Newfield Exploration Co (a)	154,595
13,547	Noble Energy Inc	1,255,942
14,245	Plains Exploration & Production Co (a)	533,760
101,996	Quicksilver Resources Inc (a)(b)	417,163
13,028	Southwestern Energy Co (a)	453,114
14,506	Sunoco Inc	679,316
37,122	Tesoro Corp	1,555,412
2,456	Ultra Petroleum Corp (a)	53,983
7,157	Whiting Petroleum Corp (a)	339,099
48,313	WPX Energy Inc (a)	801,513

		15,810,078

Financial — 29.99%
4,562	Alexandria Real Estate Equities Inc REIT	335,398
8,002	Allied World Assurance Co Holdings AG	618,154
17,759	American Campus Communities Inc REIT	779,265
4,113	American National Insurance Co	295,437
14,052	Ameriprise Financial Inc	796,608
177,555	Apollo Investment Corp	1,397,358
7,753	Arch Capital Group Ltd (a)	323,145
32,018	Aspen Insurance Holdings Ltd	976,229
23,369	Assurant Inc	871,664
16,877	Assured Guaranty Ltd	229,865
4,955	Astoria Financial Corp	48,955
17,144	AvalonBay Communities Inc REIT	2,331,413
2,989	Bank of Hawaii Corp	136,358
3,171	BankUnited Inc	78,038

Shares		Value

Financial — (continued)
3,492	BOK Financial Corp	$206,377
17,588	Boston Properties Inc REIT	1,945,409
19,686	Cathay General Bancorp	339,780
12,619	City National Corp	650,005
15,930	CNA Financial Corp	426,924
8,523	Commerce Bancshares Inc	343,733
26,301	East West Bancorp Inc	555,477
7,717	Everest Re Group Ltd	825,410
10,398	Federal Realty Investment Trust REIT	1,094,909
12,094	Federated Investors Inc Class B (b)	250,225
66,399	Fifth Third Bancorp	1,029,848
62,729	First American Financial Corp	1,359,337
818	First Citizens BancShares Inc Class A	133,252
14,072	First Niagara Financial Group Inc	113,842
20,215	FirstMerit Corp	297,767
77,781	Fulton Financial Corp	766,921
14,519	Greenhill & Co Inc (b)	751,358
2,684	Hancock Holding Co	83,070
61,093	HCP Inc REIT	2,717,417
44,114	Health Care REIT Inc REIT	2,547,583
23,744	Hudson City Bancorp Inc	189,002
20,077	International Bancshares Corp	382,467
29,379	Invesco Ltd	734,181
19,843	Lincoln National Corp	480,002
14,870	M&T Bank Corp	1,415,029
11,618	Mercury General Corp	449,036
19,440	National Retail Properties Inc REIT	592,920
46,168	New York Community Bancorp Inc (b)	653,739
4,120	People’s United Financial Inc	50,017
12,601	Plum Creek Timber Co Inc REIT	552,428
18,921	Popular Inc (a)	329,793
33,240	Potlatch Corp REIT	1,242,179
45,897	Prologis Inc REIT	1,607,772
11,335	Prosperity Bancshares Inc	483,098
24,379	Protective Life Corp	638,974
22,928	Raymond James Financial Inc	840,311
33,729	Rayonier Inc REIT	1,653,058
32,699	Regions Financial Corp	235,760
1,133	Reinsurance Group of America Inc	65,567
27,906	Senior Housing Properties Trust REIT	607,793
3,522	SunTrust Banks Inc	99,567
6,921	SVB Financial Group (a)	418,444
11,371	T Rowe Price Group Inc	719,784
1,500	Tanger Factory Outlet Centers REIT	48,495
17,259	Taubman Centers Inc REIT	1,324,283
11,483	UDR Inc REIT	285,008
71,081	Unum Group	1,366,177
52,010	Validus Holdings Ltd	1,763,659
23,388	Ventas Inc REIT	1,455,903
10,916	Washington Federal Inc	182,079
3,467	Westamerica Bancorporation	163,122
31,701	WR Berkley Corp	1,188,470

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

Financial — (continued)
5,413	Zions Bancorporation	$111,806

		47,986,454

Industrial — 5.42%
5,031	Acuity Brands Inc	318,412
8,249	Alliant Techsystems Inc	413,357
18,452	Armstrong World Industries Inc	855,619
11,302	Chicago Bridge & Iron Co NV	430,493
4,659	Esterline Technologies Corp (a)	261,556
6,808	Fluor Corp	383,154
11,820	Gardner Denver Inc	714,046
3,489	Graco Inc	175,427
15,459	Harsco Corp	317,373
19,732	Huntington Ingalls Industries Inc (a)	829,731
2,501	Jacobs Engineering Group Inc (a)	101,116
1,583	Kansas City Southern	119,960
30,092	KBR Inc	897,344
6,442	Leggett & Platt Inc	161,372
7,254	Lincoln Electric Holdings Inc	283,269
51,576	Louisiana-Pacific Corp (a)	644,700
25,933	McDermott International Inc (a)	316,901
2,905	National Instruments Corp	73,119
6,334	Parker Hannifin Corp	529,396
2,392	Terex Corp (a)	54,011
26,306	Trinity Industries Inc	788,391

		8,668,747

Technology — 6.73%
4,240	Acxiom Corp (a)	77,465
41,825	Advanced Micro Devices Inc (a)(b)	140,950
7,074	Akamai Technologies Inc (a)	270,651
10,954	Autodesk Inc (a)	365,535
1,866	BMC Software Inc (a)	77,420
30,004	Brocade Communications Systems Inc (a)	177,474
25,647	CA Inc	660,795
7,055	Citrix Systems Inc (a)	540,201
33,179	Computer Sciences Corp	1,068,696
25,379	Freescale Semiconductor Ltd (a)	241,354
15,853	KLA-Tencor Corp	756,267
11,955	Lam Research Corp (a)	379,990
10,265	Mantech International Corp Class A	246,360
84,894	Marvell Technology Group Ltd	776,780
138,655	Micron Technology Inc (a)	829,850
46,512	NetApp Inc (a)	1,529,315
41,575	ON Semiconductor Corp (a)	256,518
7,669	Parametric Technology Corp (a)	167,184
6,393	QLogic Corp (a)	73,008
27,114	Seagate Technology PLC	840,534
30,729	Western Digital Corp	1,190,134
12,562	Xerox Corp	92,205

		10,758,686

Utilities — 9.97%
62,265	Ameren Corp	2,034,197

Shares		Value

Utilities — (continued)
20,419	CenterPoint Energy Inc	$434,925
28,434	DTE Energy Co	1,704,334
35,757	Entergy Corp	2,477,960
10,273	Hawaiian Electric Industries Inc	270,283
30,964	Integrys Energy Group Inc	1,616,321
45,518	MDU Resources Group Inc	1,003,217
79,949	NiSource Inc	2,037,100
11,307	Pinnacle West Capital Corp	597,010
3,178	Questar Corp	64,609
2,963	SCANA Corp	143,024
18,523	Sempra Energy	1,194,548
14,599	TECO Energy Inc	258,986
30,269	UGI Corp	961,041
3,391	Vectren Corp	96,983
15,422	WGL Holdings Inc	620,735
15,955	Xcel Energy Inc	442,113

		15,957,386

TOTAL COMMON STOCK — 99.52% (Cost $141,579,990)		$159,241,767

Principal Amount
SECURITIES LENDING COLLATERAL
$ 1,023,680	Undivided interest of 9.49% in a repurchase agreement (principal amount/value $10,822,135 with a maturity value of $10,822,315) with Credit Suisse Securities (USA) LLC, 0.20%, dated 9/28/12, to be repurchased at $1,023,680 on 10/1/12, collateralized by U.S. Treasury, 0.13% - 2.63%, 7/15/14 - 1/15/29, with a value of $11,038,614.	$1,023,680

984,657	Undivided interest of 1.59% in a repurchase agreement (principal amount/value $61,800,000 with a maturity value of $61,801,030) with Merrill Lynch, Pierce, Fenner & Smith, 0.20%, dated 9/28/12, to be repurchased at $984,657 on 10/1/12, collateralized by Government National Mortgage Association, 3.50% - 4.50%, 5/20/41 - 9/20/41, with a value of $63,036,000.	984,657

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 1,969,314	Undivided interest of 3.87% in a repurchase agreement (principal amount/value $50,900,000 with a maturity value of $50,901,018) with HSBC Securities (USA) Inc, 0.24%, dated 9/28/12, to be repurchased at $1,969,314 on 10/1/12, collateralized by Federal National Mortgage Association, 3.50% - 6.00%, 12/1/26 - 3/1/42, with a value of $51,918,295.	$1,969,314

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 1,969,314	Undivided interest of 7.23% in a repurchase agreement (principal amount/value $27,293,676 with a maturity value of $27,294,245) with BNP Paribas Securities Corp, 0.25%, dated 9/28/12, to be repurchased at $1,969,314 on 10/1/12, collateralized by various U.S. Government Agency Securities, 2.50% - 5.00%, 4/1/26 - 9/1/42, with a value of $27,839,550.	$1,969,314

TOTAL SECURITIES LENDING COLLATERAL — 3.72% (Cost $5,946,965)		$5,946,965

TOTAL INVESTMENTS — 103.24% (Cost $147,526,955)		$165,188,732

OTHER ASSETS & LIABILITIES, NET — (3.24)%		$(5,184,671)

TOTAL NET ASSETS — 100.00%		$160,004,061

(a)	Non-income producing security.
(b)	A portion or all of the security is on loan at September 28, 2012.
REIT	Real Estate Investment Trust

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (the Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds changed its name from Maxim Series Fund, Inc on September 24, 2012 and presently consists of sixty-three funds. Interests in the Great-West Goldman Sachs Mid Cap Value Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of the Great-West Funds. Effective May 1, 2012, the Maxim MidCap Value Portfolio’s name changed to Maxim Goldman Sachs MidCap Value Portfolio, which subsequently changed to Great-West Goldman Sachs Mid Cap Value Fund on September 24, 2012. The investment objective of the Fund is to seek long-term capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of the Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Great-West Funds.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Securities Lending Collateral	Matures next business day and therefore priced at par.

September 28, 2012

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of September 28, 2012, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:
Domestic Common Stock	$151,784,955	$—	$—	$151,784,955
Foreign Common Stock	7,456,812	—	—	7,456,812
Securities Lending Collateral	—	5,946,965	—	5,946,965

Total Investments(a)	$159,241,767	$5,946,965	$0	$165,188,732

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Fund to be subject to larger short-term declines in value.

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 28, 2012

The Fund, along with certain other funds of the Great-West Funds, may invest in repurchase agreement transactions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Fund’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Fund intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and State tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Fund’s State tax returns may remain open for an additional year depending on the jurisdiction.

Application of Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Fund’s financial position or the results of its operations.

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Fund’s financial position or the results of its operations.

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is

September 28, 2012

effective for interim or annual periods beginning on or after January 1, 2013. The Fund will adopt ASU No. 2011-11 for its fiscal year beginning January 1, 2013. At this time, the Fund is evaluating the impact, if any, of ASU No. 2011-11 on the financial statements and related disclosures.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 28, 2012, the U.S. Federal income tax cost basis was $147,648,179. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $20,989,064 and gross depreciation of securities in which there was an excess of tax cost over value of $3,448,511 resulting in net appreciation of $17,540,553.

3. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. As of September 28, 2012 the Fund had securities on loan valued at $5,797,716 and received collateral of $5,946,965 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Funds and in the event of a default by the counterparty, all Funds would share ratably in the collateral.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

COMMON STOCK
Basic Materials — 8.27%
2,493	Acerinox SA (a)	$28,005
7,375	Air Liquide SA (a)	914,139
5,000	Air Water Inc (a)	61,193
5,562	Akzo Nobel NV (a)	314,068
58,962	Alumina Ltd (a)	51,340
33,208	Anglo American PLC (a)	977,319
9,741	Antofagasta PLC (a)	199,066
22,117	ArcelorMittal (a)	318,362
1,324	Arkema SA (a)	123,929
29,000	Asahi Kasei Corp (a)(b)	149,484
21,749	BASF SE (a)	1,837,705
76,414	BHP Billiton Ltd (a)	2,610,981
49,990	BHP Billiton PLC (a)	1,560,690
7,604	Boliden AB (a)	127,167
1,255	Brenntag AG (a)	160,814
3,154	Croda International PLC (a)	123,765
12,000	Daicel Corp (a)	71,874
10,000	Daido Steel Co Ltd (a)(b)	46,441
12,000	Denki Kagaku Kogyo KK (a)	37,188
5,297	Eurasian Natural Resources Corp PLC (a)	26,475
3,168	Evraz PLC (a)	12,660
35,263	Fortescue Metals Group Ltd (a)(b)	126,420
4,089	Fresnillo PLC (a)	122,666
190	Givaudan SA (a)	180,387
89,085	Glencore International PLC (a)(b)	494,753
4,100	Hitachi Chemical Co Ltd (a)	55,298
5,000	Hitachi Metals Ltd (a)(b)	44,546
1,000	Holmen AB Class B (a)	27,342
9,547	Iluka Resources Ltd (a)	97,589
32,160	Incitec Pivot Ltd (a)	98,751
10,149	Israel Chemicals Ltd (a)	123,267
5,000	Japan Steel Works Ltd (a)(b)	27,785
10,500	JFE Holdings Inc (a)(b)	138,323
4,839	Johnson Matthey PLC (a)	188,933
3,800	JSR Corp (a)	62,188
4,068	K+S AG (a)	200,411
6,000	Kaneka Corp (a)	28,885
6,000	Kansai Paint Co Ltd (a)(b)	66,498
6,425	Kazakhmys PLC (a)	72,034
64,000	Kobe Steel Ltd (a)(b)	50,706
3,472	Koninklijke DSM NV (a)	173,198
8,800	Kuraray Co Ltd (a)	99,936
1,909	Lanxess AG (a)	158,573
4,363	Linde AG (a)	752,006
1,716	Lonmin PLC (a)(b)	15,480
1,184	Lonza Group AG (a)	61,973
25,429	Lynas Corp Ltd (a)(b)(c)	20,568
32,000	Mitsubishi Chemical Holdings Corp (a)	122,224
9,000	Mitsubishi Gas Chemical Co Inc (a)	45,142
20,000	Mitsubishi Materials Corp (a)	62,923
12,000	Mitsui Chemicals Inc (a)(b)	23,379
18,053	Newcrest Mining Ltd (a)	542,694
2,100	Nippon Paper Group Inc (a)(b)	24,702
119,000	Nippon Steel & Sumitomo Metal Corp (a)(b)	243,681
1,000	Nisshin Steel Co Ltd (a)(c)	1,058
3,900	Nitto Denko Corp (a)	185,639

Shares		Value

Basic Materials — (continued)
20,313	Norsk Hydro ASA (a)(b)	$95,459
13,000	Oji Holdings Corp (a)(b)	39,563
8,620	Orica Ltd (a)	221,672
7,897	OZ Minerals Ltd (a)	54,823
2,169	Randgold Resources Ltd (a)	266,640
10,262	Rio Tinto Ltd (a)(b)	563,664
31,728	Rio Tinto PLC (a)	1,483,324
630	Salzgitter AG (a)	24,382
9,700	Shin-Etsu Chemical Co Ltd (a)(d)	545,131
32,000	Showa Denko KK (a)	50,773
1,487	Solvay SA (a)	172,323
4,205	SSAB AB Class A (a)	29,941
16,624	Stora Enso OYJ Class R (a)	103,572
30,000	Sumitomo Chemical Co Ltd (a)(b)	76,426
84,000	Sumitomo Metal Industries Ltd (a)	123,252
13,000	Sumitomo Metal Mining Co Ltd (a)	163,559
13,631	Svenska Cellulosa AB Class B (a)	253,426
2,232	Syngenta AG (a)	834,952
11,000	Taiyo Nippon Sanso Corp (a)	57,855
8,939	ThyssenKrupp AG (a)	190,426
13,000	Tosoh Corp (a)	24,682
17,000	Ube Industries Ltd (a)	36,505
2,615	Umicore SA (a)	136,892
13,333	UPM-Kymmene OYJ (a)	151,192
1,322	Vedanta Resources PLC (a)	22,033
2,483	Voestalpine AG (a)	74,432
146	Wacker Chemie AG (a)	9,387
49,611	Xstrata PLC (a)	769,536
1,300	Yamato Kogyo Co Ltd (a)(b)	38,283
4,662	Yara International ASA (a)	234,096

		21,340,824

Communications — 6.94%
41,098	Alcatel-Lucent (a)(c)	45,343
1,548	Axel Springer AG (a)	67,137
3,592	Belgacom SA (a)	109,604
45,522	Bezeq The Israeli Telecommunication Corp Ltd (a)	53,178
25,550	British Sky Broadcasting Group PLC (a)	306,459
183,965	BT Group PLC (a)	685,479
1,900	Dena Co Ltd (a)(b)	63,028
4,100	Dentsu Inc (a)(b)	103,846
66,289	Deutsche Telekom AG (a)	815,207
3,668	Elisa OYJ (a)	83,005
3,047	Eutelsat Communications SA (a)	97,899
65,604	Fairfax Media Ltd (a)(b)	28,082
99,000	Foxconn International Holdings Ltd (a)(b)(c)	32,469
43,639	France Telecom SA (a)	528,450
2,400	Gree Inc (a)(b)	43,816
710	Hakuhodo DY Holdings Inc (a)(b)	47,829
567	Iliad SA (a)	92,275
11,748	Inmarsat PLC (a)	112,070
102,224	ITV PLC (a)	146,050
1,780	JCDecaux SA (a)	40,292
44	Jupiter Telecommunications Co Ltd	44,654

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

Communications — (continued)
2,175	Kabel Deutschland Holding AG (a)(c)	$155,262
6,600	KDDI Corp (a)(b)	511,912
23,665	Koninklijke KPN NV (a)	180,144
2,689	Lagardere SCA (a)	73,447
10,672	Mediaset SpA (a)	20,105
1,473	Millicom International Cellular SA (a)	136,674
600	Mobistar SA (b)	18,929
671	Modern Times Group AB Class B (a)	29,685
1,242	NICE Systems Ltd (a)(c)	41,289
10,300	Nippon Telegraph & Telephone Corp (a)	490,075
90,680	Nokia OYJ (a)(b)	235,334
360	NTT DOCOMO Inc (a)(d)	581,643
130,000	PCCW Ltd (a)	52,998
19,270	Pearson PLC (a)	376,391
13,724	Portugal Telecom SGPS SA (a)	67,813
1,945	ProSiebenSat.1 Media AG (a)	49,035
3,871	Publicis Groupe SA (a)	216,516
18,200	Rakuten Inc (a)	185,059
16,245	Reed Elsevier NV (a)	216,672
28,009	Reed Elsevier PLC (a)	267,912
2,940	SBI Holdings Inc/Japan (a)	18,942
7,269	SES SA (a)	197,670
38,000	Singapore Press Holdings Ltd (a)(b)	125,775
187,000	Singapore Telecommunications Ltd (a)	486,938
20,900	Softbank Corp (a)(b)(d)	845,019
12,000	StarHub Ltd (a)	36,315
555	Swisscom AG (a)	223,432
12,455	TDC A/S (a)	90,875
7,421	Tele2 AB Class B (a)	134,780
53,335	Telecom Corp of New Zealand Ltd (a)	105,007
234,377	Telecom Italia SpA (a)	235,444
116,016	Telecom Italia SpA (a)	101,628
70,977	Telefonaktiebolaget LM Ericsson Class B (a)	647,387
95,385	Telefonica SA (a)	1,274,883
5,086	Telekom Austria AG (a)	35,966
781	Telenet Group Holding NV (a)	34,916
17,959	Telenor ASA (a)	350,518
51,129	TeliaSonera AB (a)	367,907
102,849	Telstra Corp Ltd (a)	416,950
2,300	Trend Micro Inc (a)	64,129
1,506	United Internet AG (a)	30,740
30,347	Vivendi SA (a)	591,372
1,169,867	Vodafone Group PLC (a)	3,323,397
8,216	Wolters Kluwer NV (a)	154,344
31,193	WPP PLC (a)	424,625
331	Yahoo Japan Corp (a)	125,929

		17,897,955

Consumer, Cyclical — 10.46%
500	ABC-Mart Inc (a)	22,066
4,030	Accor SA (a)	134,169
5,179	Adidas AG (a)	424,995

Shares		Value

Consumer, Cyclical — (continued)
13,900	Aeon Co Ltd (a)	$156,959
4,900	Aisin Seiki Co Ltd (a)	139,549
32,000	All Nippon Airways Co Ltd (a)(b)	67,263
3,900	Asics Corp (a)	52,607
2,400	Autogrill SpA (a)	22,848
7,798	Bayerische Motoren Werke AG (a)	571,825
16,100	Bridgestone Corp (a)	373,395
10,107	Burberry Group PLC (a)	163,490
4,211	Carnival PLC (a)	155,048
31,000	Cathay Pacific Airways Ltd (a)	50,168
1,331	Christian Dior SA (a)	178,291
12,317	Cie Financiere Richemont SA Class A (a)	739,552
4,467	Cie Generale des Etablissements Michelin (a)	349,774
5,200	Citizen Holdings Co Ltd (a)	26,287
12,000	City Developments Ltd (a)	114,218
44,714	Compass Group PLC (a)	493,919
1,968	Continental AG (a)	193,011
8,991	Crown Ltd (a)	84,552
4,000	Daihatsu Motor Co Ltd (a)(b)	66,646
21,422	Daimler AG (a)	1,039,729
13,000	Daiwa House Industry Co Ltd (a)	188,369
11,500	Denso Corp (a)	361,335
5,119	Deutsche Lufthansa AG (a)	69,470
16,926	Echo Entertainment Group Ltd (a)	66,939
6,239	Electrolux AB Series B (a)	154,163
1,900	FamilyMart Co Ltd (a)(b)	93,346
1,300	Fast Retailing Co Ltd (a)	301,910
21,352	Fiat Industrial SpA (a)	209,104
22,143	Fiat SpA (a)(c)	118,437
12,000	Fuji Heavy Industries Ltd (a)	99,978
35,000	Galaxy Entertainment Group Ltd (a)(c)	116,284
154,000	Genting Singapore PLC (a)(b)	171,214
41,222	GKN PLC (a)	143,263
12,468	Harvey Norman Holdings Ltd (a)(b)(c)	24,948
22,406	Hennes & Mauritz AB Class B (a)	779,800
5,000	Hino Motors Ltd (a)(b)	32,732
1,200	Hitachi High-Technologies Corp (a)	28,970
38,600	Honda Motor Co Ltd (a)(d)	1,192,947
559	Hugo Boss AG (a)(c)	49,235
5,138	Inditex SA (a)	638,411
7,285	InterContinental Hotels Group PLC (a)	191,184
31,003	International Consolidated Airlines Group SA (a)(c)	74,647
9,200	Isetan Mitsukoshi Holdings Ltd (a)	95,859
31,000	Isuzu Motors Ltd (a)	149,381
35,600	ITOCHU Corp (a)(b)	359,393
8,000	J Front Retailing Co Ltd (a)	44,834
3,000	Jardine Cycle & Carriage Ltd (a)	117,101
5,100	JTEKT Corp (a)	40,313
58,934	Kingfisher PLC (a)	251,847
2,000	Koito Manufacturing Co Ltd (a)	23,089
1,400	Lawson Inc (a)	107,470
128,000	Li & Fung Ltd (a)	197,383
11,500	Lifestyle International Holdings Ltd (a)	23,704

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

Consumer, Cyclical — (continued)
6,000	LVMH Moet Hennessy Louis Vuitton SA (a)	$900,709
37,655	Marks & Spencer Group PLC (a)	217,247
41,000	Marubeni Corp (a)(b)	260,658
4,400	Marui Group Co Ltd (a)	31,115
67,000	Mazda Motor Corp (a)(c)	78,201
1,300	McDonald’s Holdings Co Japan Ltd (a)(c)	37,035
25,600	MGM China Holdings Ltd (a)(c)	43,971
33,100	Mitsubishi Corp (a)(d)	599,536
2,000	Mitsubishi Logistics Corp (a)(b)	23,772
84,000	Mitsubishi Motors Corp (a)(c)	77,480
40,900	Mitsui & Co Ltd (a)(d)	573,814
4,900	Namco Bandai Holdings Inc (a)	83,011
4,192	Next PLC (a)	233,800
6,000	NGK Insulators Ltd (a)(b)	71,787
5,000	NGK Spark Plug Co Ltd (a)	52,603
4,800	NHK Spring Co Ltd (a)(b)	41,244
2,500	Nintendo Co Ltd (a)	317,557
58,500	Nissan Motor Co Ltd (a)(d)	497,876
950	Nitori Holdings Co Ltd (a)	88,173
3,000	NOK Corp (a)	48,092
2,747	Nokian Renkaat OYJ (a)	112,133
2,593	OPAP SA (a)	13,306
1,300	Oriental Land Co Ltd/Japan (a)	171,167
54,700	Panasonic Corp (a)(b)	361,920
5,835	Peugeot SA (a)(b)(c)	46,064
6,982	Pirelli & C. SpA (a)	75,342
3,919	Porsche Automobil Holding SE (a)	234,843
1,797	PPR (a)	275,804
28,368	Qantas Airways Ltd (a)(c)	35,701
4,523	Renault SA (a)	211,930
54,800	Sands China Ltd (a)	202,890
1,500	Sankyo Co Ltd (a)(b)	69,785
1,200	Sanrio Co Ltd (a)(b)	42,920
6,868	Scania AB Class B (a)	126,261
5,100	Sega Sammy Holdings Inc (a)	96,235
7,000	Sekisui Chemical Co Ltd (a)	56,379
12,000	Sekisui House Ltd (a)	119,129
17,700	Seven & I Holdings Co Ltd (a)(d)	542,387
40,000	Shangri-La Asia Ltd (a)	77,360
23,000	Sharp Corp/Japan (a)(b)	56,879
600	Shimamura Co Ltd (a)	69,851
1,700	Shimano Inc (a)	123,431
14,000	Singapore Airlines Ltd (a)(b)	122,192
43,000	SJM Holdings Ltd (a)	92,920
16,863	SKYCITY Entertainment Group Ltd (a)	52,767
21,100	Sojitz Corp (a)(b)	27,280
23,700	Sony Corp (a)(b)	277,128
2,400	Stanley Electric Co Ltd (a)	35,529
26,700	Sumitomo Corp (a)(b)	359,185
18,400	Sumitomo Electric Industries Ltd (a)	194,592
4,300	Sumitomo Rubber Industries Ltd (a)	51,138
9,100	Suzuki Motor Corp (a)	176,749
728	Swatch Group AG (a)	290,730
934	Swatch Group AG (a)	65,024
9,170	Tabcorp Holdings Ltd (a)	26,205
8,000	Takashimaya Co Ltd (a)	54,848
30,788	Tatts Group Ltd (a)	86,205

Shares		Value

Consumer, Cyclical — (continued)
21,000	Teijin Ltd (a)(b)	$51,316
4,100	Toho Co Ltd/Tokyo (a)	75,384
34,000	Toray Industries Inc (a)(b)	201,146
1,300	Toyoda Gosei Co Ltd (a)	26,033
1,400	Toyota Boshoku Corp (a)(b)	14,523
3,700	Toyota Industries Corp (a)	103,572
65,400	Toyota Motor Corp (a)(d)	2,564,290
5,200	Toyota Tsusho Corp (a)	111,081
11,950	TUI Travel PLC (a)	45,228
830	USS Co Ltd (a)	87,656
789	Volkswagen AG (a)	132,254
32,966	Volvo AB Class B (a)	463,155
23,757	Wesfarmers Ltd (a)	840,815
4,091	Whitbread PLC (a)	149,982
7,085	Wolseley PLC (a)	302,954
35,200	Wynn Macau Ltd (a)(b)	94,370
2,110	Yamada Denki Co Ltd (a)(b)	92,560
4,700	Yamaha Corp (a)	43,514
6,300	Yamaha Motor Co Ltd (a)	54,981
19,500	Yue Yuen Industrial Holdings Ltd (a)	65,395

		26,969,520

Consumer, Non-cyclical — 21.73%
7,689	Abertis Infraestructuras SA (a)	113,322
2,905	Actelion Ltd (a)	145,616
3,101	Adecco SA (a)	148,023
6,191	Aggreko PLC (a)	231,658
15,000	Ajinomoto Co Inc (a)	234,950
700	Alfresa Holdings Corp (a)	34,482
19,008	Anheuser-Busch InBev (a)	1,626,109
2,088	Aryzta AG (a)	100,225
9,100	Asahi Group Holdings Ltd (a)	224,416
8,915	Associated British Foods PLC (a)	185,621
10,500	Astellas Pharma Inc (a)(b)(d)	532,139
29,889	AstraZeneca PLC (a)	1,426,813
7,687	Atlantia SpA (a)	119,570
10,225	Babcock International Group PLC (a)	153,228
36	Barry Callebaut AG (a)	33,427
19,574	Bayer AG (a)	1,683,162
2,298	Beiersdorf AG (a)	168,776
1,400	Benesse Holdings Inc (a)	67,745
36,709	Brambles Ltd (a)	266,002
46,339	British American Tobacco PLC (a)	2,380,689
9,376	Bunzl PLC (a)	167,988
1,270	Bureau Veritas SA (a)	130,374
15,580	Capita PLC (a)	195,000
2,667	Carlsberg A/S Class B (a)	236,271
13,637	Carrefour SA (a)	282,881
1,416	Casino Guichard Perrachon SA (a)	125,254
1,000	Celesio AG (a)	17,855
5,600	Chugai Pharmaceutical Co Ltd (a)	117,373
4,802	Cie Generale d’Optique Essilor International SA (a)	449,352
5,340	Coca Cola Hellenic Bottling Co SA	99,639
14,240	Coca-Cola Amatil Ltd (a)	199,921
1,300	Coca-Cola West Co Ltd (a)	21,558
1,649	Cochlear Ltd (a)(b)	114,401

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

Consumer, Non-cyclical — (continued)
536	Coloplast A/S Class B (a)	$111,693
1,791	Colruyt SA (a)	78,031
12,005	CSL Ltd (a)	571,004
12,000	Dai Nippon Printing Co Ltd (a)(b)	83,676
15,900	Daiichi Sankyo Co Ltd (a)	261,908
4,200	Dainippon Sumitomo Pharma Co Ltd (a)(b)	46,146
13,665	Danone SA (a)	840,794
13,390	de Master Blenders 1753 NV (a)(c)	161,466
2,377	Delhaize Group SA (a)	91,803
59,302	Diageo PLC (a)	1,669,360
14,759	Distribuidora Internacional de Alimentacion SA (a)	81,506
3,658	Edenred (a)	102,715
6,000	Eisai Co Ltd (a)(b)	270,288
11,242	Elan Corp PLC (a)(c)	120,775
7,996	Elekta AB Class B (a)	105,565
23,734	Experian PLC (a)	394,805
62,000	First Pacific Co Ltd/Hong Kong (a)	67,047
23,000	Fraser & Neave Ltd (a)	165,759
2,929	Fresenius SE & Co KGaA (a)	340,106
5,179	Fresenius SE & Co KGaA (a)	379,881
35,399	G4S PLC (a)	151,992
5,065	Getinge AB Class B (a)	152,905
118,879	GlaxoSmithKline PLC (a)	2,743,086
157,000	Golden Agri-Resources Ltd (a)	83,929
3,432	Grifols SA (a)(c)	113,439
2,286	Heineken Holding NV (a)	111,052
5,380	Heineken NV (a)	320,703
3,156	Henkel AG & Co KGaA (a)	205,985
1,600	Hisamitsu Pharmaceutical Co Inc (a)	88,554
10,427	Husqvarna AB Class B (a)	53,272
23,503	Imperial Tobacco Group PLC (a)	870,328
4,111	Intertek Group PLC (a)	182,195
28,130	J Sainsbury PLC (a)	158,045
21,200	Japan Tobacco Inc (a)(d)	634,596
5,201	Jeronimo Martins SGPS SA (a)	86,828
13,000	Kao Corp (a)	382,217
3,844	Kerry Group PLC Class A	196,848
1,514	Kesko OYJ Class B (a)	42,914
3,000	Kikkoman Corp (a)	40,966
21,000	Kirin Holdings Co Ltd (a)	280,801
24,445	Koninklijke Ahold NV (a)	306,163
6,000	Kyowa Hakko Kirin Co Ltd (a)	72,457
5,686	L’Oreal SA (a)	703,023
2	Lindt & Spruengli AG (a)	72,225
24	Lindt & Spruengli AG (a)	75,945
2,647	Luxottica Group SpA (a)	93,371
4,200	Medipal Holdings Corp (a)	57,813
1,000	MEIJI Holdings Co Ltd (a)	49,626
1,427	Merck KGaA (a)	176,153
20,869	Metcash Ltd (a)	76,402
2,609	Metro AG (a)	78,164
1,500	Miraca Holdings Inc (a)	67,362
5,400	Mitsubishi Tanabe Pharma Corp (a)	81,952
78,269	Nestle SA (a)	4,938,568
4,000	Nippon Meat Packers Inc (a)	51,299
6,500	Nisshin Seifun Group Inc (a)(b)	79,911
1,500	Nissin Foods Holdings Co Ltd (a)(b)	58,759

Shares		Value

Consumer, Non-cyclical — (continued)
54,529	Novartis AG (a)	$3,337,367
9,637	Novo Nordisk A/S Class B (a)	1,516,613
5,677	Novozymes A/S Class B (a)	156,580
32,772	Olam International Ltd (a)	54,364
1,900	Ono Pharmaceutical Co Ltd (a)(b)	116,911
2,301	Orion OYJ Class B (a)	49,255
8,600	Otsuka Holdings Co Ltd (a)	266,522
4,984	Pernod-Ricard SA (a)	559,058
5,515	QIAGEN NV (a)(c)	101,684
2,808	Ramsay Health Care Ltd (a)	69,805
3,311	Randstad Holding NV (a)	110,051
15,362	Reckitt Benckiser Group PLC (a)	884,828
579	Remy Cointreau SA (a)	66,575
16,654	Roche Holding AG (a)	3,115,076
22,572	SABMiller PLC (a)	992,990
28,168	Sanofi (a)	2,410,518
1,700	Santen Pharmaceutical Co Ltd (a)	77,979
5,200	Secom Co Ltd (a)	271,038
5,524	Securitas AB Class B (a)	41,509
12,349	Serco Group PLC (a)	115,712
128	SGS SA (a)	263,223
6,000	Shimadzu Corp (a)	42,112
7,400	Shionogi & Co Ltd (a)(b)	112,768
13,285	Shire PLC (a)	391,676
7,600	Shiseido Co Ltd (a)(b)	104,176
21,913	Smith & Nephew PLC (a)	241,554
598	Societe BIC SA (a)	72,228
2,268	Sodexo (a)	170,763
9,181	Sonic Healthcare Ltd (a)	128,609
1,057	Sonova Holding AG (a)	106,948
278	Straumann Holding AG (a)	36,968
1,436	Suedzucker AG (a)	50,870
2,000	Suzuken Co Ltd (a)	66,312
4,770	Swedish Match AB (a)	193,097
1,900	Sysmex Corp (a)	91,360
900	Taisho Pharmaceutical Holdings Co Ltd (a)	73,201
18,600	Takeda Pharmaceutical Co Ltd (a)(b)(d)	855,741
12,733	Tate & Lyle PLC (a)	136,853
3,800	Terumo Corp (a)	163,383
189,986	TESCO PLC (a)	1,020,077
22,261	Teva Pharmaceutical Industries Ltd (a)	918,909
12,000	Toppan Printing Co Ltd (a)(b)	69,598
3,000	Toyo Suisan Kaisha Ltd (a)	75,069
30,996	Transurban Group (a)	192,184
1,700	Tsumura & Co (a)	53,189
2,525	UCB SA (a)	138,947
2,500	Unicharm Corp (a)(b)	143,338
38,536	Unilever NV (a)	1,366,719
30,337	Unilever PLC (a)	1,107,174
544	William Demant Holding A/S (a)(c)	48,742
50,000	Wilmar International Ltd (a)	132,020
56,232	WM Morrison Supermarkets PLC (a)	259,180
29,049	Woolworths Ltd (a)	864,992
2,400	Yakult Honsha Co Ltd (a)(b)	113,801

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

Consumer, Non-cyclical — (continued)
2,000	Yamazaki Baking Co Ltd (a)(c)	$26,767

		56,064,999

Diversified — 0.70%
1,914	Exor SpA (a)	48,228
4,301	GEA Group AG (a)	130,401
2,118	Groupe Bruxelles Lambert SA (a)	157,307
50,000	Hutchison Whampoa Ltd (a)	482,188
2,300	Industrivarden AB Class C (a)	32,959
35,300	Keppel Corp Ltd (a)	326,377
98,000	Noble Group Ltd (a)	105,186
15,000	NWS Holdings Ltd (a)	24,043
16,500	Swire Pacific Ltd Class A (a)	201,445
475	Wendel SA (a)	40,088
37,300	Wharf Holdings Ltd (a)	257,922

		1,806,144

Energy — 7.65%
8,553	AMEC PLC (a)	158,585
16,100	APA Group (a)(b)	78,982
80,403	BG Group PLC (a)	1,626,286
451,025	BP PLC (a)	3,179,316
3,503	Caltex Australia Ltd (a)	59,684
3,958	Cie Generale de Geophysique - Veritas (a)(c)	127,113
19,000	Cosmo Oil Co Ltd (a)	34,936
46,710	Enel Green Power SpA (a)	79,117
60,187	Eni SpA (a)(b)	1,319,508
1,857	Fugro NV (a)	126,211
5,463	Galp Energia SGPS SA (a)	88,505
500	Idemitsu Kosan Co Ltd (a)	40,895
55	Inpex Corp (a)	326,961
900	Japan Petroleum Exploration Co (a)	36,069
55,800	JX Holdings Inc (a)	304,812
5,408	Lundin Petroleum AB (a)(c)	132,072
3,060	Neste Oil OYJ (a)	40,203
3,357	OMV AG (a)	117,596
6,125	Petrofac Ltd (a)	158,152
18,741	Repsol SA (a)	364,214
87,612	Royal Dutch Shell PLC Class A (a)	3,035,583
62,643	Royal Dutch Shell PLC Class B (a)	2,228,701
6,427	Saipem SpA (a)	309,719
23,792	Santos Ltd (a)	279,139
3,284	SBM Offshore NV (a)(c)	46,790
8,311	Seadrill Ltd ADR (a)	326,494
4,000	Showa Shell Sekiyu KK (a)	21,168
26,308	Statoil ASA (a)	678,920
7,278	Subsea 7 SA (a)	168,117
2,343	Technip SA (a)	260,335
6,000	TonenGeneral Sekiyu KK (a)	52,042
50,414	Total SA (a)	2,508,092
8,276	Transocean Ltd (a)	370,512
21,305	Tullow Oil PLC (a)	472,290
9,267	Whitehaven Coal Ltd (a)	27,318

Shares		Value

Energy — (continued)
15,913	Woodside Petroleum Ltd (a)	$544,362

		19,728,799

Financial — 21.77%
22,050	3i Group PLC (a)	79,428
19,644	Aberdeen Asset Management PLC (a)(c)	98,808
3,437	Admiral Group PLC (a)	58,521
38,829	Aegon NV (a)	201,864
1,600	Aeon Credit Service Co Ltd (a)	34,404
1,900	Aeon Mall Co Ltd (a)	46,394
6,078	Ageas (a)	146,019
241,800	AIA Group Ltd (a)	895,973
10,770	Allianz SE (a)	1,284,468
69,261	AMP Ltd (a)	309,444
12,000	Aozora Bank Ltd (a)	36,696
41,000	Ascendas Real Estate Investment Trust REIT (a)	80,307
28,910	Assicurazioni Generali SpA (a)(b)	416,779
4,401	ASX Ltd (a)	134,472
63,423	Australia & New Zealand Banking Group Ltd (a)	1,620,815
68,046	Aviva PLC (a)	351,508
41,667	AXA SA (a)	620,325
1,081	Baloise Holding AG (a)	85,067
50,626	Banca Monte dei Paschi di Siena SpA (a)(c)	14,706
128,528	Banco Bilbao Vizcaya Argentaria SA (a)	1,011,240
59,656	Banco de Sabadell SA (a)	160,294
41,922	Banco Espirito Santo SA (a)(c)	30,395
56,790	Banco Popolare SC (a)(c)	85,126
29,748	Banco Popular Espanol SA (a)	65,125
233,146	Banco Santander SA (a)	1,740,296
30,426	Bank Hapoalim BM (a)(c)	108,561
36,792	Bank Leumi Le-Israel BM (a)(c)	103,112
36,200	Bank of East Asia Ltd (a)	135,051
8,000	Bank of Kyoto Ltd (a)(b)	67,684
26,000	Bank of Yokohama Ltd (a)	123,637
24,769	Bankia SA (a)(b)(c)	41,447
27	Banque Cantonale Vaudoise (c)	13,995
274,546	Barclays PLC (a)	953,171
9,420	Bendigo & Adelaide Bank Ltd (a)	74,858
22,842	BNP Paribas SA (a)	1,082,964
87,500	BOC Hong Kong Holdings Ltd (a)	276,727
21,994	British Land Co PLC REIT (a)	185,588
15,036	CaixaBank (a)	56,631
13,385	Capital Shopping Centres Group PLC REIT (a)	70,877
65,000	CapitaLand Ltd (a)	167,428
53,000	CapitaMall Trust REIT (a)	86,921
27,000	CapitaMalls Asia Ltd (a)	36,143
30,674	Centro Retail Australia REIT (a)	66,507
50,577	CFS Retail Property Trust Group REIT (a)	100,915
33,000	Cheung Kong Holdings Ltd (a)	482,088
18,000	Chiba Bank Ltd (a)	104,638
5,000	Chugoku Bank Ltd (a)	70,446
3,712	CNP Assurances (a)	48,445

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

Financial — (continued)
94,609	Commerzbank AG (a)(c)	$169,253
37,713	Commonwealth Bank of Australia (a)	2,171,445
1,371	Corio NV REIT (a)	58,291
25,828	Credit Agricole SA (a)(c)	177,654
3,100	Credit Saison Co Ltd (a)	74,895
28,724	Credit Suisse Group AG (a)	607,347
201	Dai-ichi Life Insurance Co Ltd (a)	227,347
1,800	Daito Trust Construction Co Ltd (a)	180,691
39,000	Daiwa Securities Group Inc (a)(b)	148,133
16,217	Danske Bank A/S (a)(c)	292,259
43,000	DBS Group Holdings Ltd (a)	502,251
100	Delek Group Ltd (a)	16,777
2,333	Delta Lloyd NV (a)	35,476
21,950	Deutsche Bank AG (a)	869,427
4,497	Deutsche Boerse AG (a)	248,854
114,214	Dexus Property Group REIT (a)	112,288
23,079	DNB ASA (a)	282,717
5,076	Erste Group Bank AG (a)(c)	113,448
630	Eurazeo (a)	28,835
389	Fonciere Des Regions REIT (a)	29,234
13,000	Fukuoka Financial Group Inc (a)	52,784
4,687	GAM Holding AG (a)	61,168
579	Gecina SA (a)	59,253
4,382	Gjensidige Forsikring ASA (a)	60,882
55,000	Global Logistic Properties Ltd (a)	112,113
38,866	Goodman Group REIT (a)	158,855
34,687	GPT Group REIT (a)	121,937
8,000	Gunma Bank Ltd (a)	40,627
11,000	Hachijuni Bank Ltd (a)	60,987
17,588	Hammerson PLC REIT (a)	128,350
22,000	Hang Lung Group Ltd (a)	138,930
52,000	Hang Lung Properties Ltd (a)	177,054
19,000	Hang Seng Bank Ltd (a)	290,454
1,357	Hannover Rueckversicherung AG (a)	86,837
25,000	Henderson Land Development Co Ltd (a)	179,036
24,200	Hong Kong Exchanges & Clearning Ltd (a)	363,576
11,500	Hopewell Holdings Ltd (a)(c)	39,627
430,656	HSBC Holdings PLC (a)	4,000,003
5,400	Hulic Co Ltd (a)(c)	32,806
19,000	Hysan Development Co Ltd (a)	86,278
611	ICADE REIT (a)	49,766
14,029	ICAP PLC (a)	72,902
25,503	IMMOFINANZ AG (a)(c)	92,625
90,360	ING Groep NV (a)(c)	715,669
53,018	Insurance Australia Group Ltd (a)	239,121
249,572	Intesa Sanpaolo SpA (a)	380,559
29,417	Intesa Sanpaolo SpA (a)	38,160
12,250	Investec PLC (a)	75,820
4,745	Investment AB Kinnevik Class B (a)	98,641
11,348	Investor AB Class B (a)	250,076
20	Israel Corp Ltd (a)	12,734
8,000	Iyo Bank Ltd (a)	65,114
22	Japan Prime Realty Investment Corp REIT (a)	66,325
12	Japan Real Estate Investment Corp REIT (a)	120,761

Shares		Value

Financial — (continued)
33	Japan Retail Fund Investment Corp REIT (a)	$58,923
15,000	Joyo Bank Ltd (a)(b)	73,358
4,693	Julius Baer Group Ltd (a)	163,697
3,639	KBC Groep NV (a)	87,394
19,000	Keppel Land Ltd (a)	54,676
16,500	Kerry Properties Ltd (a)	83,206
2,200	Klepierre REIT (a)	77,081
18,687	Land Securities Group PLC REIT (a)	230,152
138,685	Legal & General Group PLC (a)	295,856
16,048	Lend Lease Group (a)	129,993
56,500	Link REIT (a)	267,603
983,986	Lloyds Banking Group PLC (a)(c)	619,496
3,486	London Stock Exchange Group PLC (a)	53,150
7,737	Macquarie Group Ltd (a)	226,870
31,331	Man Group PLC (a)	41,752
19,957	Mapfre SA (a)(b)	54,720
12,400	Mediobanca SpA (a)	66,437
98,016	Mirvac Group REIT (a)	144,958
29,000	Mitsubishi Estate Co Ltd (a)(b)(d)	554,483
301,400	Mitsubishi UFJ Financial Group Inc (a)(d)	1,410,418
1,570	Mitsubishi UFJ Lease & Finance Co Ltd (a)	66,099
20,000	Mitsui Fudosan Co Ltd (a)	399,653
300	Mizrahi Tefahot Bank Ltd (a)(c)	2,664
539,500	Mizuho Financial Group Inc (a)(b)(d)	875,629
12,000	MS&AD Insurance Group Holdings (a)	207,149
4,227	Muenchener Rueckversicherungs AG (a)	660,944
52,978	National Australia Bank Ltd (a)	1,392,890
27,367	Natixis (a)	85,910
84,000	New World Development Co Ltd (a)	129,444
15	Nippon Building Fund Inc REIT (a)	161,686
22,000	Nishi-Nippon City Bank Ltd (a)	50,921
8,750	NKSJ Holdings Inc (a)	170,642
85,800	Nomura Holdings Inc (a)	306,401
1,900	Nomura Real Estate Holdings Inc (a)	33,315
5	Nomura Real Estate Office Fund Inc REIT (a)	31,332
61,997	Nordea Bank AB (a)	613,646
24	NTT Urban Development Corp (a)	19,475
114,938	Old Mutual PLC (a)(c)	316,022
2,440	ORIX Corp (a)	244,390
61,000	Oversea-Chinese Banking Corp Ltd (a)	462,634
715	Pargesa Holding SA (a)	47,333
354	Partners Group Holding AG (a)	73,699
4,070	Pohjola Bank PLC Class A (a)	53,653
60,207	Prudential PLC (a)	781,319
28,667	QBE Insurance Group Ltd (a)	382,857
1,028	Raiffeisen Bank International AG (a)	37,278
3,923	Ratos AB Class B (a)	34,619
32,086	Resolution Ltd (a)	112,544
46,400	Resona Holdings Inc (a)	189,985

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

Financial — (continued)
51,946	Royal Bank of Scotland Group PLC (a)(c)	$215,741
82,055	RSA Insurance Group PLC (a)(b)	146,561
9,897	Sampo OYJ Class A (a)	308,399
3,063	Schroders PLC (a)	75,219
2,883	SCOR SE (a)	74,313
16,715	Segro PLC REIT (a)	61,372
12,700	Seven Bank Ltd (a)	38,751
44,000	Shinsei Bank Ltd (a)	56,838
14,000	Shizuoka Bank Ltd (a)	143,256
23,000	Singapore Exchange Ltd (a)	130,724
74,800	Sino Land Co Ltd (a)	139,297
32,876	Skandinaviska Enskilda Banken AB Class A (a)	275,481
16,424	Societe Generale SA Class A (a)(c)	465,422
3,500	Sony Financial Holdings Inc (a)	59,674
56,580	Standard Chartered PLC (a)	1,281,587
53,061	Standard Life PLC (a)	234,140
55,004	Stockland (a)	189,748
31,700	Sumitomo Mitsui Financial Group Inc (a)(d)	987,715
77,860	Sumitomo Mitsui Trust Holdings Inc (a)	231,155
8,000	Sumitomo Realty & Development Co Ltd (a)(b)	211,988
37,000	Sun Hung Kai Properties Ltd (a)	538,367
32,385	Suncorp Group Ltd (a)	308,903
4,000	Suruga Bank Ltd (a)(b)	45,337
11,574	Svenska Handelsbanken AB Class A (a)	434,361
19,671	Swedbank AB Class A (a)	369,992
691	Swiss Life Holding AG (a)	82,529
848	Swiss Prime Site AG (a)(c)	70,126
8,287	Swiss Re AG (a)	533,217
13,800	T&D Holdings Inc (a)	149,002
17,100	Tokio Marine Holdings Inc (a)	435,137
12,000	Tokyu Land Corp (a)	64,128
736	Tryg A/S (a)	47,729
86,066	UBS AG (a)	1,048,005
2,270	Unibail-Rodamco SE REIT (a)	452,333
96,223	UniCredit SpA (a)(c)	400,417
26,326	Unione di Banche Italiane SCPA (a)	97,626
31,000	United Overseas Bank Ltd (a)	494,357
9,000	UOL Group Ltd (a)	41,894
700	Vienna Insurance Group AG Wiener Versicherung Gruppe (a)	29,724
50,739	Westfield Group REIT (a)	533,186
68,420	Westfield Retail Trust REIT (a)	204,297
72,337	Westpac Banking Corp (a)	1,854,784
22,000	Wheelock & Co Ltd (a)	94,516
7,000	Yamaguchi Financial Group Inc (a)	56,642
3,480	Zurich Insurance Group AG (a)	867,590

		56,162,696

Industrial — 10.41%
51,953	ABB Ltd (a)	974,803
738	Acciona SA (a)	42,042

Shares		Value

Industrial — (continued)
3,526	ACS Actividades de Construccion y Servicios SA (a)(b)	$72,673
2,100	Advantest Corp (a)(b)	27,303
689	Aeroports de Paris (a)	54,939
4,360	Aker Solutions ASA (a)	83,056
7,661	Alfa Laval AB (a)	139,206
6,220	ALS Ltd/Queensland (a)(c)	55,141
5,153	Alstom SA (a)	180,394
7,000	Amada Co Ltd (a)	30,587
28,421	Amcor Ltd/Australia (a)	228,044
1,239	Andritz AG (a)(c)	70,252
14	AP Moeller - Maersk A/S Class A (a)	94,653
30	AP Moeller - Maersk A/S Class B (a)	214,478
24,000	Asahi Glass Co Ltd (a)	159,658
26,410	Asciano Ltd (a)	119,040
7,720	Assa Abloy AB Series B (a)	250,646
15,911	Atlas Copco AB Class A (a)	371,782
9,033	Atlas Copco AB Class B (a)	189,344
18,500	Auckland International Airport Ltd (a)(c)	40,140
76,697	BAE Systems PLC (a)	403,131
15,187	Balfour Beatty PLC (a)	74,612
17,926	Boral Ltd (a)(b)	71,031
4,157	Bouygues SA (a)	101,087
3,500	Brother Industries Ltd (a)(b)	32,418
8,600	Casio Computer Co Ltd (a)(b)	60,920
3,500	Central Japan Railway Co (a)	307,219
10,000	Cheung Kong Infrastructure Holdings Ltd (a)	60,475
6,000	Chiyoda Corp (a)(b)	93,215
9,449	Cie de St-Gobain (a)	330,735
22,856	Cobham PLC (a)	81,949
51,000	ComfortDelGro Corp Ltd (a)	71,143
1,000	Cosco Corp Singapore Ltd (a)(c)	782
16,894	CRH PLC (a)	324,454
6,100	Daikin Industries Ltd (a)(b)	157,771
19,843	Deutsche Post AG (a)	387,647
4,706	DSV A/S (a)	105,648
8,000	East Japan Railway Co (a)(d)	529,321
10,172	European Aeronautic Defence & Space Co NV (a)(b)	322,401
4,500	FANUC Corp (a)(d)	724,313
9,628	Ferrovial SA (a)	125,434
5,712	Finmeccanica SpA (a)(c)	27,152
12,823	Fletcher Building Ltd (a)	73,812
1,323	Fraport AG Frankfurt Airport Services Worldwide (a)	76,560
11,000	Fuji Electric Co Ltd (a)(b)	22,310
11,900	FUJIFILM Holdings Corp (a)	199,307
9,000	Furukawa Electric Co Ltd (a)	16,910
900	Geberit AG (a)	196,022
11,869	Groupe Eurotunnel SA (a)	83,600
4,000	GS Yuasa Corp (a)(b)	16,630
1,300	Hamamatsu Photonics KK (a)	44,665
27,000	Hankyu Hanshin Holdings Inc (a)(c)	145,815
3,521	HeidelbergCement AG (a)	184,936
5,393	Hexagon AB Class B (a)	115,981
500	Hirose Electric Co Ltd (a)(b)	55,973

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

Industrial — (continued)
3,600	Hitachi Construction Machinery Co Ltd (a)(b)	$58,139
111,000	Hitachi Ltd (a)(b)(d)	616,396
574	Hochtief AG (a)(c)	26,920
5,676	Holcim Ltd (a)	361,510
10,100	Hoya Corp (a)	221,575
130,000	Hutchison Port Holdings Trust (a)	93,901
1,500	Ibiden Co Ltd (a)(b)	21,943
30,000	IHI Corp (a)	66,816
1,235	Imerys SA (a)	72,461
5,791	IMI PLC (a)	84,315
21,847	Invensys PLC (a)	82,787
9,956	James Hardie Industries SE (a)	89,420
5,000	JGC Corp (a)	166,521
13,000	Kajima Corp (a)(b)	35,463
6,000	Kamigumi Co Ltd (a)	49,578
33,000	Kawasaki Heavy Industries Ltd (a)	65,453
13,000	Kawasaki Kisen Kaisha Ltd (a)(c)	16,336
14,000	Keikyu Corp (a)(b)	131,887
11,000	Keio Corp (a)(b)	82,884
8,000	Keisei Electric Railway Co Ltd (a)	72,167
1,090	Keyence Corp (a)	279,129
3,000	Kinden Corp (a)	18,874
36,000	Kintetsu Corp (a)(b)	140,976
21,900	Komatsu Ltd (a)(b)	429,238
3,521	Kone OYJ (a)	244,037
11,000	Konica Minolta Holdings Inc (a)	84,620
1,663	Koninklijke Boskalis Westminster NV (a)	60,075
24,910	Koninklijke Philips Electronics NV (a)	581,585
1,486	Koninklijke Vopak NV (a)	104,269
26,000	Kubota Corp (a)	262,400
1,275	Kuehne + Nagel International AG (a)	144,284
2,700	Kurita Water Industries Ltd (a)	59,694
3,800	Kyocera Corp (a)	329,266
4,341	Lafarge SA (a)	233,231
6,058	Legrand SA (a)	228,348
4,452	Leighton Holdings Ltd (a)(b)	76,173
6,200	LIXIL Group Corp (a)	147,747
500	Mabuchi Motor Co Ltd (a)	22,864
3,300	Makita Corp (a)	127,739
952	MAN SE (a)	87,317
1,000	Maruichi Steel Tube Ltd (a)	21,360
17,451	Meggitt PLC (a)	111,343
28,386	Melrose PLC (a)	111,182
3,281	Metso OYJ (a)	117,527
48,000	Mitsubishi Electric Corp (a)	353,801
72,000	Mitsubishi Heavy Industries Ltd (a)	311,376
28,000	Mitsui OSK Lines Ltd (a)(b)	65,142
38,500	MTR Corp Ltd (a)	145,546
5,000	Murata Manufacturing Co Ltd (a)	266,183
3,400	Nabtesco Corp (a)(b)	62,590
59,000	NEC Corp (a)(b)(c)	93,627
1,000	Neptune Orient Lines Ltd/Singapore (a)(c)	916
2,700	Nidec Corp (a)(b)	197,230
7,700	Nikon Corp (a)	211,729
9,000	Nippon Electric Glass Co Ltd (a)	49,594

Shares		Value

Industrial — (continued)
19,000	Nippon Express Co Ltd (a)	$71,967
43,000	Nippon Yusen KK (a)(b)	75,960
12,000	NSK Ltd (a)(b)	69,695
10,000	NTN Corp (a)(b)	20,109
15,000	Obayashi Corp (a)	68,358
14,000	Odakyu Electric Railway Co Ltd (a)(b)	147,136
5,200	Olympus Corp (a)(c)	101,524
5,400	Omron Corp (a)	103,770
6,000	Orient Overseas International Ltd (a)	32,882
19,493	Orkla ASA (a)	148,520
4,703	Prysmian SpA (a)	84,061
40,923	QR National Ltd (a)	144,074
22,669	Rexam PLC (a)	159,465
1,253	Rexel SA (a)(c)	25,213
800	Rinnai Corp (a)(b)	59,707
44,093	Rolls-Royce Holdings PLC (a)	601,148
5,448	Safran SA (a)	195,962
23,404	Sandvik AB (a)	318,317
1,140	Schindler Holding AG (a)	140,359
400	Schindler Holding AG (a)(c)	49,423
12,304	Schneider Electric SA (a)	727,454
25,000	SembCorp Industries Ltd (a)	114,851
23,000	SembCorp Marine Ltd (a)	92,512
14,000	Shimizu Corp (a)	47,091
19,486	Siemens AG (a)	1,949,000
60	Sika AG (a)	122,388
2,094	Sims Metal Management Ltd (a)	20,712
37,000	Singapore Technologies Engineering Ltd (a)	106,463
8,720	Skanska AB Class B (a)	141,437
10,018	SKF AB Class B (a)	216,486
1,200	SMC Corp/Japan (a)(b)	193,120
9,200	Smiths Group PLC (a)	154,396
436	Sulzer AG (a)	63,643
13,000	Sumitomo Heavy Industries Ltd (a)	44,316
10,263	Sydney Airport (a)	33,591
27,000	Taiheiyo Cement Corp (a)(b)	58,123
23,000	Taisei Corp (a)(b)	65,904
11,761	Tenaris SA (a)	240,677
2,345	Thales SA (a)	80,496
1,800	THK Co Ltd (a)	27,503
7,306	TNT Express NV (a)(b)	76,240
24,000	Tobu Railway Co Ltd (a)(b)	129,137
27,000	Tokyu Corp (a)(b)	128,973
22,181	Toll Holdings Ltd (a)	100,879
100,000	Toshiba Corp (a)(b)	320,500
6,000	TOTO Ltd (a)(b)	44,075
3,800	Toyo Seikan Kaisha Ltd (a)	40,589
5,000	Ushio Inc (a)	59,977
2,693	Vallourec SA (a)	113,778
10,996	Vinci SA (a)	467,858
4,475	Wartsila OYJ Abp (a)	155,287
4,953	Weir Group PLC (a)	141,710
4,400	West Japan Railway Co (a)	187,903
4,439	WorleyParsons Ltd (a)	129,522
9,500	Yamato Holdings Co Ltd (a)	150,248
58,000	Yangzijiang Shipbuilding Holdings Ltd (a)	46,059

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

Industrial — (continued)
5,000	Yaskawa Electric Corp (a)(b)	$33,349
5,700	Yokogawa Electric Corp (a)	65,788
4,492	Zardoya Otis SA (a)	52,841
795	Zodiac Aerospace (a)(c)	77,617

		26,861,187

Technology — 2.19%
7,225	Amadeus IT Holding SA Class A (a)	168,443
34,153	ARM Holdings PLC (a)	318,496
4,200	ASM Pacific Technology Ltd (a)	49,663
9,880	ASML Holding NV (a)	528,466
1,536	AtoS (a)	106,870
26,800	Canon Inc (a)(d)	860,218
3,680	Cap Gemini SA (a)(b)	155,513
12,968	Computershare Ltd (a)	111,263
1,310	Dassault Systemes SA (a)	137,634
48,000	Fujitsu Ltd (a)	180,203
1,839	Gemalto NV (a)(c)	161,738
25,664	Infineon Technologies AG (a)	163,124
600	Itochu Techno-Solutions Corp (a)(b)	31,185
1,500	Konami Corp (a)(b)	34,059
738	Mellanox Technologies Ltd (a)(c)	76,539
2,500	Nexon Co Ltd (a)(c)	34,516
1,100	Nomura Research Institute Ltd (a)	22,669
30	NTT Data Corp (a)	94,191
700	Oracle Corp Japan (a)	36,050
300	Otsuka Corp (a)(c)	26,829
16,000	Ricoh Co Ltd (a)(b)	135,116
2,600	Rohm Co Ltd (a)(b)	87,557
29,718	Sage Group PLC (a)	150,537
21,799	SAP AG (a)	1,551,291
3,500	Seiko Epson Corp (a)(b)	21,375
1,300	Square Enix Holdings Co Ltd (a)(b)	19,815
18,007	STMicroelectronics NV (a)	97,188
3,200	Sumco Corp (a)(c)	21,542
2,500	TDK Corp (a)(b)	92,966
3,900	Tokyo Electron Ltd (a)(b)	166,140

		5,641,196

Utilities — 3.81%
13,838	AGL Energy Ltd (a)	214,392
122,157	Centrica PLC (a)	646,212
15,400	Chubu Electric Power Co Inc (a)	199,967
6,900	Chugoku Electric Power Co Inc (a)	91,715
42,000	CLP Holdings Ltd (a)	356,495
5,305	Contact Energy Ltd (a)	23,211
42,555	E.ON AG (a)	1,011,232
43,598	EDP - Energias de Portugal SA (a)	119,779
2,600	Electric Power Development Co Ltd (a)(b)	68,461
5,481	Electricite de France SA (a)	114,607
3,889	Enagas SA (a)	76,692
157,305	Enel SpA (a)	557,278
10,971	Fortum OYJ (a)	202,142
8,882	Gas Natural SDG SA (a)	125,686
30,539	GDF Suez (a)	680,776

Shares		Value

Utilities — (continued)
3,600	Hokkaido Electric Power Co Inc (a)(b)	$29,222
2,800	Hokuriku Electric Power Co (a)(b)	33,939
123,490	Hong Kong & China Gas Co Ltd (a)	312,159
96,050	Iberdrola SA (a)	435,492
19,500	Kansai Electric Power Co Inc (a)(b)	152,102
9,900	Kyushu Electric Power Co Inc (a)	81,645
84,296	National Grid PLC (a)	929,179
27,148	Origin Energy Ltd (a)	318,095
45,000	Osaka Gas Co Ltd (a)(b)	197,992
32,500	Power Assets Holdings Ltd (a)	275,957
2,731	Red Electrica Corp SA (a)	129,439
11,510	RWE AG (a)	515,050
700	RWE AG (a)	27,919
5,929	Severn Trent PLC (a)	160,680
4,300	Shikoku Electric Power Co Inc (a)(b)	48,474
36,835	Snam SpA (a)	163,391
36,719	SP AusNet (a)	39,808
22,162	SSE PLC (a)	498,348
5,338	Suez Environnement Co (a)	60,381
30,147	Terna Rete Elettrica Nazionale SpA (a)	112,414
11,000	Toho Gas Co Ltd (a)(b)	72,992
8,500	Tohoku Electric Power Co Inc (a)(c)	68,315
36,100	Tokyo Electric Power Co Inc (a)(c)	59,429
58,000	Tokyo Gas Co Ltd (a)	318,938
15,751	United Utilities Group PLC (a)	181,972
7,100	Veolia Environnement SA (a)	76,389
1,392	Verbund AG (a)	28,836

		9,817,202

TOTAL COMMON STOCK — 93.93% (Cost $252,134,890)		$242,290,522

PREFERRED STOCK
Consumer, Cyclical — 0.27%
1,424	Bayerische Motoren Werke AG (a)	73,203
3,408	Volkswagen AG (a)	623,137

		696,340

Consumer, Non-cyclical — 0.13%
4,419	Henkel AG & Co KGaA (a)	352,011

TOTAL PREFERRED STOCK — 0.40% (Cost $935,045)		$1,048,351

RIGHTS
Energy — 0.00%(e)
3,958	Cie Generale de Geophysique - Veritas (c)	6,388

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

Financial — 0.00%(e)
15,024	CaixaBank (c)	$1,236

TOTAL RIGHTS — 0.00%(e) (Cost $6,605)		$7,624

Principal Amount

SECURITIES LENDING COLLATERAL
$ 3,999,440	Undivided interest of 7.87% in a repurchase agreement (principal amount/value $50,900,000 with a maturity value of $50,901,018) with HSBC Securities (USA) Inc, 0.24%, dated 9/28/12, to be repurchased at $3,999,440 on 10/1/12, collateralized by Federal National Mortgage Association, 3.50% - 6.00%, 12/1/26 - 3/1/42, with a value of $51,918,295.	3,999,440

3,999,440	Undivided interest of 6.48% in a repurchase agreement (principal amount/value $61,800,000 with a maturity value of $61,801,030) with Merrill Lynch, Pierce, Fenner & Smith, 0.20%, dated 9/28/12, to be repurchased at $3,999,440 on 10/1/12, collateralized by Government National Mortgage Association, 3.50% - 4.50%, 5/20/41 - 9/20/41, with a value of $63,036,000.	3,999,440

3,999,440	Undivided interest of 6.60% in a repurchase agreement (principal amount/value $60,600,000 with a maturity value of $60,601,061) with Goldman Sachs & Co., 0.21%, dated 9/28/12, to be repurchased at $3,999,440 on 10/1/12, collateralized by various U.S. Government Agency Securities, 2.50% - 5.30%, 7/1/13 - 9/1/42, with a value of $61,812,001.	3,999,440

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 3,999,440	Undivided interest of 14.69% in a repurchase agreement (principal amount/value $27,293,676 with a maturity value of $27,294,245) with BNP Paribas Securities Corp, 0.25%, dated 9/28/12, to be repurchased at $3,999,440 on 10/1/12, collateralized by various U.S. Government Agency Securities, 2.50% - 5.00%, 4/1/26 - 9/1/42, with a value of $27,839,550.	$3,999,440

1,026,736	Undivided interest of 23.79% in a repurchase agreement (principal amount/value $4,316,949 with a maturity value of $4,317,021) with RBC Capital Markets Corp, 0.20%, dated 9/28/12, to be repurchased at $1,026,736 on 10/1/12, collateralized by U.S. Treasury, 0.13% - 6.13%, 8/31/13 - 11/15/41, with a value of $4,403,306.	1,026,736

TOTAL SECURITIES LENDING COLLATERAL — 6.60% (Cost $17,024,496)		$17,024,496

SHORT TERM INVESTMENTS
4,999,997	Federal Farm Credit Banks Funding Corp 0.01%, 10/01/2012	4,999,997
4,999,972	Federal Home Loan Bank 0.05%, 10/03/2012	4,999,972
749,829	U.S. Treasury Bills(f) 0.10%, 12/20/2012	749,829

TOTAL SHORT TERM INVESTMENTS — 4.17% (Cost $10,749,798)		$10,749,798

TOTAL INVESTMENTS — 105.10% (Cost $280,850,834)		$271,120,791

OTHER ASSETS & LIABILITIES, NET — (5.10)%		$(13,164,545)

TOTAL NET ASSETS — 100.00%		$257,956,246

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

(a)	Foreign security is fair valued under procedures adopted by the Board of Directors.
(b)	A portion or all of the security is on loan at September 28, 2012.
(c)	Non-income producing security.
(d)	All or a portion of the security position has been pledged as collateral to cover segregation requirements on open futures contracts.
(e)	Represents less than 0.005% of net assets.
(f)	All or a portion of the security has been segregated to cover initial margin requirements on open future contracts.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

At September 28, 2012, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)

SFE SPI 200 Equity Index Long Futures	13	AUD	$1,424,800	December 2012	$(3,250)

DJ EURO STOXX 50 Index Long Futures	126	EUR	3,093,300	December 2012	(143,394)

FTSE 100 Equity Index Long Futures	44	GBP	2,513,720	December 2012	(64,571)

TSE TOPIX Equity Index Long Futures	32	JPY	235,200,000	December 2012	1,093

Net Depreciation					$(210,122)

At September 28, 2012, the Fund held the following forward foreign currency contracts:

Currency Purchased	Counterparty	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

AUD	CS	438,800	USD	454,352	December 2012	$ (2,380)
AUD	DB	110,000	USD	114,101	December 2012	(799)
AUD	WES	1,311,401	USD	1,359,774	December 2012	(9,005)
EUR	CS	688,200	USD	893,066	December 2012	(7,816)
EUR	CS	107,000	USD	138,537	December 2012	(1,037)
EUR	DB	408,200	USD	529,101	December 2012	(4,022)
EUR	SEB	128,100	USD	165,554	December 2012	(776)
EUR	WES	2,186,700	USD	2,824,280	December 2012	(11,471)
GBP	CS	465,700	USD	753,930	December 2012	(2,069)
GBP	CS	206,000	USD	333,757	December 2012	(1,107)
GBP	DB	290,700	USD	472,021	December 2012	(2,693)
GBP	RBC	1,942,903	USD	3,126,898	December 2012	9,869
GBP	WES	116,700	USD	188,961	December 2012	(551)
JPY	CS	3,484,000	USD	44,898	December 2012	(254)
JPY	CS	59,580,000	USD	762,358	December 2012	1,934
JPY	DB	29,820,000	USD	383,879	December 2012	(1,348)
JPY	RBC	201,834,287	USD	2,594,271	December 2012	(5,142)
JPY	WES	7,505,000	USD	96,310	December 2012	(36)
USD	CS	1,141,708	JPY	89,280,000	December 2012	(3,575)
USD	CS	574,228	AUD	550,600	December 2012	7,099
USD	CS	1,423,105	GBP	873,900	December 2012	12,216
USD	CS	1,457,214	EUR	1,117,200	December 2012	20,131

Net Depreciation						$(2,832)

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Currency Abbreviations:

AUD	Australian Dollar
EUR	Euro Dollar
GBP	British Pound Sterling
JPY	Japanese Yen
USD	U.S. Dollar

Counterparty Abbreviations:

CS	Credit Suisse Group AG
DB	Deutsche Bank
RBC	Royal Bank of Canada
SEB	Skandinaviska Enskilda Banken AB
WES	Westpac

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Summary of Investments by Country as of September 28, 2012.

Country	Value	Percentage of Fund Investments

Australia	$21,591,900	7.96%
Austria	600,157	0.22
Belgium	2,798,274	1.03
China	78,528	0.03
Denmark	2,915,541	1.08
Finland	1,898,653	0.70
France	21,232,832	7.83
Germany	20,746,930	7.65
Greece	112,945	0.04
Guernsey	112,544	0.04
Hong Kong	7,600,492	2.80
Ireland	1,942,603	0.72
Israel	1,457,030	0.54
Italy	5,196,527	1.92
Japan	48,786,352	18.00
Jersey	266,640	0.10
Luxembourg	893,383	0.33
Mexico	122,666	0.05
Netherlands	11,799,623	4.35
New Zealand	294,937	0.11
Norway	2,260,662	0.83
Portugal	393,320	0.15
Singapore	4,691,404	1.73
Spain	6,973,511	2.57
Sweden	7,672,408	2.83
Switzerland	22,510,809	8.30
United Kingdom	48,375,114	17.84
United States	27,795,006	10.25

Total	$271,120,791	100.00%

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (the Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds changed its name from Maxim Series Fund, Inc on September 24, 2012 and presently consists of sixty-three funds. Interests in the Great-West International Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of the Great-West Funds. Effective September 24, 2012, Maxim International Index Portfolio’s name changed to Great-West International Index Fund. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the MSCI EAFE Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of the Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Great-West Funds.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Exchange traded close price, bids, evaluated bids, open

September 28, 2012

and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Securities Lending Collateral	Matures next business day and therefore priced at par.

Short Term Investments

Amortized cost, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Derivative Investments:
Futures Contracts	Exchange traded close price.

Forward Foreign Currency Contracts	Reported trades, swap curves, currency volatility, net present value of cash flows.

Rights	Exchange traded close price, bids, evaluated bids.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. For this Fund, Level 2 securities include certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of September 28, 2012, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:
Domestic Common Stock	$—	$20,712	$—	$20,712
Foreign Common Stock	374,065	241,895,745	—	242,269,810
Preferred Stock	—	1,048,351	—	1,048,351
Securities Lending Collateral	—	17,024,496	—	17,024,496
Short Term Investments	—	10,749,798	—	10,749,798
Derivative Investments:
Forward Foreign Currency Contracts	—	51,249	—	51,249
Futures Contracts	1,093	—	—	1,093
Rights	6,388	1,236	—	7,624
Liabilities
Derivative Investments:
Forward Foreign Currency Contracts	—	54,081	—	54,081
Futures Contracts	211,215	—	—	211,215

September 28, 2012

Total Investments(a)	$170,331	$270,737,506	$0	$270,907,837

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

Forward Foreign Currency Contracts and Futures Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date.

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Fund to be subject to larger short-term declines in value.

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Foreign Currency Translations

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Financial Futures Contracts

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Forward Foreign Currency Transactions

A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. Upon closing of such contract there is a gain or loss arising from the difference between the U.S. dollar cost of the

September 28, 2012

original contract and the value of the foreign currency in U.S. dollars. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of the Great-West Funds, may invest in repurchase agreement transactions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Fund’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Fund intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and State tax returns. The statute of limitations on the Fund’s U.S. Federal and State tax returns remain open for the fiscal year ended 2011.

Application of Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Fund’s financial position or the results of its operations.

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs”

September 28, 2012

(ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Fund’s financial position or the results of its operations.

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund will adopt ASU No. 2011-11 for its fiscal year beginning January 1, 2013. At this time, the Fund is evaluating the impact, if any, of ASU No. 2011-11 on the financial statements and related disclosures.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 28, 2012, the U.S. Federal income tax cost basis was $281,434,545. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $17,814,534 and gross depreciation of securities in which there was an excess of tax cost over value of $28,128,288 resulting in net depreciation of $10,313,754.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the clearinghouse will fail to perform its obligations.

The Fund captures potential returns from changes in international exchange rates or reduces the risk of undesired currency exposure by entering into forward foreign currency contracts. The Fund uses forward foreign currency contracts when it is determined that it is more cost or tax efficient to use derivative instruments rather than investing directly in the underlying bond or currency market.

The Fund held an average of 148 futures contracts for the reporting period.

The Fund held an average notional value of $36,098,816 on forward foreign currency contracts for the reporting period.

4. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. As of September 28, 2012 the Fund had securities on loan valued at $16,134,671 and received collateral of $17,024,496 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Great-West Funds and in the event of a default by the counterparty, all funds would share ratably in the collateral.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO ADR FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

COMMON STOCK
Basic Materials — 10.91%
89,567	BHP Billiton Ltd Sponsored ADR	$6,145,192
98,041	Eurasian Natural Resources Corp PLC ADR (a)	244,122
136,307	JSR Corp Sponsored ADR (b)	2,163,192
9,301	KGHM Polska Miedz SA (c)	443,731
53,285	Magnitogorsk Iron & Steel Works GDR (a)(b)(c)	246,593
118,492	Nitto Denko Corp Sponsored ADR	2,788,117
5,404	POSCO ADR (b)	440,642
84,705	Rio Tinto PLC Sponsored ADR	3,960,806
412,772	Salzgitter AG Sponsored ADR	1,568,534
10,449	Sasol Ltd Sponsored ADR	465,816
198,473	Shin-Etsu Chemical Co Ltd Sponsored ADR	2,756,790
19,785	Vale SA Sponsored ADR	354,152
134,442	Yara International ASA ADR	6,715,378

		28,293,065

Communications — 11.74%
20,272	America Movil SAB de CV ADR Series L	515,720
15,260	China Mobile Ltd Sponsored ADR	844,794
195,400	Dena Co Ltd (c)	6,481,971
16,131	HTC Corp (c)	155,772
123,970	Nippon Telegraph & Telephone Corp ADR	2,939,329
172,484	NTT DOCOMO Inc Sponsored ADR	2,787,341
17,388	Sistema JSFC GDR	271,397
27,620	SK Telecom Co Ltd ADR	401,595
183,402	Swisscom AG Sponsored ADR	7,385,599
10,725	Telefonica Brasil SA ADR (b)	233,161
266,832	Telefonica SA Sponsored ADR	3,543,529
7,389	Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR	287,654
225,990	Telstra Corp Ltd ADR	4,576,297

		30,424,159

Consumer, Cyclical — 13.20%
256,502	Cie Generale des Etablissements Michelin Sponsored ADR	4,050,167
225,415	Deutsche Lufthansa AG Sponsored ADR	3,061,136
2,556	Hyundai Mobis (c)	710,581
101,924	Mitsubishi Corp Sponsored ADR	3,672,322
289,601	Nissan Motor Co Ltd Sponsored ADR (a)	4,931,181
1,010,221	Porsche Automobil Holding SE Sponsored ADR	6,031,019
62,575	Seven & I Holdings Co Ltd Sponsored ADR	3,826,461
178,775	Steinhoff International Holdings Ltd (c)	560,735
13,279	Tata Motors Ltd Sponsored ADR	341,005
46,528	Toyota Motor Corp Sponsored ADR	3,652,913

Shares		Value

Consumer, Cyclical — (continued)
77,330	Yamada Denki Co Ltd (a)(c)	$3,392,246

		34,229,766

Consumer, Non-cyclical — 14.58%
62,016	Actelion Ltd (c)	3,108,604
259,500	Asahi Group Holdings Ltd (c)	6,399,562
71,033	AstraZeneca PLC Sponsored ADR	3,399,639
265,000	China Agri-Industries Holdings Ltd (c)	148,976
121,790	GlaxoSmithKline PLC Sponsored ADR	5,631,570
108,564	Imperial Tobacco Group PLC ADR	8,038,079
6,642	KT&G Corp	506,177
163,986	Sanofi ADR	7,061,237
13,412	Tiger Brands Ltd Sponsored ADR (a)	439,779
122,000	Toyo Suisan Kaisha Ltd (c)	3,052,817

		37,786,440

Energy — 11.50%
2,736	CNOOC Ltd ADR	554,669
44,948	Dragon Oil PLC (c)	439,768
103,595	Eni SpA Sponsored ADR (a)	4,541,605
30,699	Gazprom OAO Sponsored ADR (c)	309,072
46,686	Nexen Inc	1,183,023
28,608	Petroleo Brasileiro SA ADR	656,267
31,200	PTT PCL (c)	332,783
104,604	Repsol SA Sponsored ADR	2,018,857
63,322	Rosneft OAO GDR (c)	426,699
101,318	Royal Dutch Shell PLC ADR Class B	7,223,973
95,592	Statoil ASA Sponsored ADR	2,465,318
110,395	Suncor Energy Inc	3,626,476
120,217	Total SA Sponsored ADR	6,022,872

		29,801,382

Financial — 22.78%
112,788	Asya Katilim Bankasi AS ADR (b)	248,743
177,247	Australia & New Zealand Banking Group Ltd Sponsored ADR	4,554,113
24,812	Banco do Brasil SA Sponsored ADR (a)	308,661
31,613	Banco Santander Brasil SA/Brazil	232,988
425,513	Banco Santander SA Sponsored ADR (a)	3,174,327
100,700	Bangkok Bank PCL NVDR (c)	633,057
269,493	Barclays PLC Sponsored ADR (a)	3,737,868
137,720	BNP Paribas SA ADR (a)	3,265,341
237,424	Cheung Kong Holdings Ltd Sponsored ADR	3,437,900
658,000	China Construction Bank Corp (a)(c)	453,816
591,000	China Minsheng Banking Corp Ltd (c)	463,869

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO ADR FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

Financial — (continued)
399,668	Danske Bank A/S Sponsored ADR (b)	$3,545,055
9,600	Dongbu Insurance Co Ltd (c)	416,437
570,958	Henderson Land Development Co Ltd Sponsored ADR	4,025,254
338,500	KWG Property Holding Ltd (c)	186,519
130,037	Macquarie Group Ltd ADR (a)	3,820,487
1,111,038	Mitsubishi UFJ Financial Group Inc ADR (a)	5,166,327
134,435	Muenchener Rueckversicherungs AG Sponsored ADR	2,121,384
89,500	PDG Realty SA Empreendimentos e Participacoes	169,530
10,734	Shinhan Financial Group Co Ltd (c)	364,834
27,522	Standard Bank Group Ltd/South Africa Sponsored ADR (a)(b)(c)	352,557
172,869	Standard Chartered PLC (c)	3,915,636
456,173	Suncorp Group Ltd Sponsored ADR	4,324,520
41,610	Toronto-Dominion Bank	3,467,777
265,825	Zurich Insurance Group AG ADR (a)	6,653,600

		59,040,600

Industrial — 8.75%
159,948	Bouygues SA (c)	3,889,494
21,091	China Communications Construction Co Ltd Sponsored ADR	348,845
250,515	East Japan Railway Co Sponsored ADR	2,755,665
105,799	FUJIFILM Holdings Corp Sponsored ADR (a)	1,757,321
198,839	Holcim Ltd Sponsored ADR (a)	2,516,805
2,958	Hyundai Mipo Dockyard (c)	358,846
115,182	Komatsu Ltd Sponsored ADR (b)	2,244,897
581,174	Nippon Yusen KK Sponsored ADR	1,993,427
186,025	NSK Ltd Sponsored ADR	2,141,148
243,000	Unimicron Technology Corp (c)	288,293
520,854	Vallourec SA Sponsored ADR (a)	4,375,173

		22,669,914

Technology — 0.52%
199,400	Powertech Technology Inc (c)	381,072
604	Samsung Electronics Co Ltd (c)	727,879
203,700	Wistron Corp (c)	243,908

		1,352,859

Utilities — 2.92%
16,309	Cia Paranaense de Energia Sponsored ADR (a)	267,794
142,494	Iberdrola SA Sponsored ADR	2,569,167

Shares		Value

Utilities — (continued)
85,554	National Grid PLC Sponsored ADR	$4,736,269

		7,573,230

TOTAL COMMON STOCK — 96.90% (Cost $256,971,401)		$251,171,415

Principal Amount

SECURITIES LENDING COLLATERAL
$ 3,722,047	Undivided interest of 13.67% in a repurchase agreement (principal amount/value $27,293,676 with a maturity value of $27,294,245) with BNP Paribas Securities Corp, 0.25%, dated 9/28/12, to be repurchased at $3,722,047 on 10/1/12, collateralized by various U.S. Government Agency Securities, 2.50% - 5.00%, 4/1/26 - 9/1/42, with a value of $27,839,550.	$3,722,047

2,999,168	Undivided interest of 4.95% in a repurchase agreement (principal amount/value $60,600,000 with a maturity value of $60,601,061) with Goldman Sachs & Co., 0.21%, dated 9/28/12, to be repurchased at $2,999,168 on 10/1/12, collateralized by various U.S. Government Agency Securities, 2.50% - 5.30%, 7/1/13 - 9/1/42, with a value of $61,812,001.	2,999,168

2,999,168	Undivided interest of 5.90% in a repurchase agreement (principal amount/value $50,900,000 with a maturity value of $50,901,018) with HSBC Securities (USA) Inc, 0.24%, dated 9/28/12, to be repurchased at $2,999,168 on 10/1/12, collateralized by Federal National Mortgage Association, 3.50% - 6.00%, 12/1/26 - 3/1/42, with a value of $51,918,295.	2,999,168

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO ADR FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 2,999,169	Undivided interest of 4.86% in a repurchase agreement (principal amount/value $61,800,000 with a maturity value of $61,801,030) with Merrill Lynch, Pierce, Fenner & Smith, 0.20%, dated 9/28/12, to be repurchased at $2,999,169 on 10/1/12, collateralized by Government National Mortgage Association, 3.50% - 4.50%, 5/20/41 - 9/20/41, with a value of $63,036,000.	$2,999,169

TOTAL SECURITIES LENDING COLLATERAL — 4.91% (Cost $12,719,552)		$12,719,552

Principal Amount		Value

SHORT TERM INVESTMENTS
$ 2,499,999	Federal Farm Credit Banks Funding Corp 0.01%, 10/01/2012	$2,499,999
	Federal Home Loan Bank
1,499,995	0.04%, 10/02/2012	1,499,995
2,799,984	0.05%, 10/03/2012	2,799,984

TOTAL SHORT TERM INVESTMENTS — 2.62% (Cost $6,799,978)		$6,799,978

TOTAL INVESTMENTS — 104.43% (Cost $276,490,931)		$270,690,945

OTHER ASSETS & LIABILITIES, NET — (4.43)%		$(11,478,307)

TOTAL NET ASSETS — 100.00%		$259,212,638

(a)	A portion or all of the security is on loan at September 28, 2012.
(b)	Non-income producing security.
(c)	Foreign security is fair valued under procedures adopted by the Board of Directors.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depository Receipt

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO ADR FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Summary of Investments by Country as of September 28, 2012.

Country	Value	Percentage of Fund Investments

Australia	$23,420,609	8.65%
Brazil	2,222,553	0.82
Canada	8,277,276	3.06
China	6,103,893	2.26
Denmark	3,545,055	1.31
France	28,664,284	10.59
Germany	12,782,073	4.72
Hong Kong	4,360,749	1.61
India	341,005	0.13
Indonesia	287,654	0.11
Italy	4,541,605	1.68
Japan	64,903,027	23.98
Mexico	515,720	0.19
Netherlands	7,223,973	2.67
Norway	9,180,696	3.39
Poland	443,731	0.16
Russia	1,253,761	0.46
South Africa	1,818,887	0.67
South Korea	3,926,991	1.45
Spain	11,305,880	4.18
Switzerland	19,664,608	7.26
Taiwan	1,069,045	0.39
Thailand	965,840	0.36
Turkey	248,743	0.09
United Arab Emirates	439,768	0.16
United Kingdom	33,663,989	12.44
United States	19,519,530	7.21

Total	$270,690,945	100.00%

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO ADR FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (the Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds changed its name from Maxim Series Fund, Inc on September 24, 2012 and presently consists of sixty-three funds. Interests in the Great-West Invesco ADR Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of the Great-West Funds. Effective September 24, 2012, Maxim Invesco ADR Portfolio’s name changed to Great-West Invesco ADR Fund. The investment objective of the Fund is to seek high total return through capital appreciation and current income, while reducing risk through diversification. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of the Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Great-West Funds.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

September 28, 2012

Class	Inputs

Equity Investments:
Common Stock (Foreign)	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Securities Lending Collateral	Matures next business day and therefore priced at par.

Short Term Investments

Amortized cost, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. For this Fund, Level 2 securities include certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of September 28, 2012, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:
Foreign Common Stock	$90,739,355	$160,432,060	$—	$251,171,415
Securities Lending Collateral	—	12,719,552	—	12,719,552
Short Term Investments	—	6,799,978	—	6,799,978

Total Investments(a)	$90,739,355	$179,951,590	$0	$270,690,945

(a)  Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

September 28, 2012

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Fund to be subject to larger short-term declines in value.

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Foreign Currency Translations

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of the Great-West Funds, may invest in repurchase agreement transactions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Fund’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Fund intends to distribute sufficient net investment income and net capital gains, if any, so

September 28, 2012

that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and State tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Fund’s State tax returns may remain open for an additional year depending on the jurisdiction.

Application of Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Fund’s financial position or the results of its operations.

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Fund’s financial position or the results of its operations.

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund will adopt ASU No. 2011-11 for its fiscal year beginning January 1, 2013. At this time, the Fund is evaluating the impact, if any, of ASU No. 2011-11 on the financial statements and related disclosures.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 28, 2012, the U.S. Federal income tax cost basis was $278,900,311. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $25,207,511 and gross depreciation of securities in which there was an excess of tax cost over value of $33,416,877 resulting in net depreciation of $8,209,366.

3. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. As of September 28, 2012 the Fund had securities on loan valued at $12,326,559 and received collateral of $12,719,552 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Great-West Funds and in the event of a default by the counterparty, all funds would share ratably in the collateral.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO SMALL CAP VALUE FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

COMMON STOCK
Basic Materials — 5.24%
2,200	Aceto Corp	$20,790
4,700	Chemtura Corp (a)	80,934
34,400	Coeur d’Alene Mines Corp (a)	991,752
26,100	Commercial Metals Co	344,520
7,200	Domtar Corp	563,688
3,600	Material Sciences Corp (a)	32,904
8,500	Minerals Technologies Inc	602,905
25,100	PH Glatfelter Co	447,031
21,600	Resolute Forest Products (a)	280,800

		3,365,324

Communications — 5.59%
12,200	AOL Inc (a)	429,806
12,500	Aviat Networks Inc (a)	29,750
6,600	Aware Inc (a)(b)	41,580
24,700	Blucora Inc (a)	439,907
26,800	Comtech Telecommunications Corp	740,752
4,200	Fairpoint Communications Inc (a)	31,752
4,800	Global Sources Ltd (a)	31,488
10,500	IAC/InterActiveCorp	546,630
32,700	IDT Corp Class B	335,829
2,200	magicJack VocalTec Ltd (a)	53,966
2,800	Nexstar Broadcasting Group Inc Class A (a)	29,736
700	Saga Communications Inc Class A (a)	28,364
11,700	Scholastic Corp	371,826
14,200	Sinclair Broadcast Group Inc Class A	159,182
90,900	Tellabs Inc	321,786

		3,592,354

Consumer, Cyclical — 9.99%
5,200	Arctic Cat Inc (a)	215,592
5,300	Beacon Roofing Supply Inc (a)	151,050
77,300	Boyd Gaming Corp (a)(b)	545,738
10,400	Brinker International Inc	367,120
30,000	Build-A-Bear Workshop Inc (a)	117,000
13,300	China Automotive Systems Inc (a)	51,338
39,400	Conn’s Inc (a)(b)	868,770
900	Cooper Tire & Rubber Co	17,262
1,800	Cracker Barrel Old Country Store Inc	120,798
6,100	Dillard’s Inc Class A	441,152
2,400	Hooker Furniture Corp	31,176
68,500	Hot Topic Inc	595,950
24,700	Lakes Entertainment Inc (a)	52,611
1,900	Lumber Liquidators Holdings Inc (a)	96,292
15,200	Multimedia Games Holding Co Inc (a)	239,096
32,600	PetMed Express Inc (b)	327,304
38,100	PulteGroup Inc (a)	590,550
9,100	Red Robin Gourmet Burgers Inc (a)	296,296
38,200	Skechers U.S.A. Inc Class A (a)	779,280
1,100	Thor Industries Inc	39,952
25,000	US Airways Group Inc (a)(b)	261,500

Shares		Value

Consumer, Cyclical — (continued)
45,900	Wendy’s Co	$208,845

		6,414,672

Consumer, Non-cyclical — 13.58%
119,500	Affymetrix Inc (a)	517,435
11,200	Amsurg Corp (a)	317,856
16,400	Barrett Business Services Inc	444,440
20,100	Blyth Inc (b)	522,399
11,800	Cal-Maine Foods Inc	530,292
2,400	Capella Education Co (a)	84,144
41,400	CardioNet Inc (a)	104,328
23,800	Convergys Corp	372,946
16,600	CoreLogic Inc (a)	440,398
4,200	Corporate Executive Board Co	225,246
6,900	CSS Industries Inc	141,795
7,900	Cubist Pharmaceuticals Inc (a)	376,672
28,500	Cumberland Pharmaceuticals Inc (a)	184,110
16,600	Cynosure Inc Class A (a)	437,908
17,500	Dean Foods Co (a)	286,125
12,700	Feihe International Inc (a)(b)	76,581
10,200	ITT Educational Services Inc (a)(b)	328,746
8,500	John B Sanfilippo & Son Inc (a)	110,670
12,700	Lender Processing Services Inc	354,203
48,600	Maxygen Inc	128,304
16,500	Momenta Pharmaceuticals Inc (a)	240,405
11,600	Myrexis Inc (a)	28,188
1,200	Myriad Genetics Inc (a)	32,388
26,700	NuVasive Inc (a)	611,697
8,400	Omega Protein Corp (a)	57,624
6,200	QC Holdings Inc	22,196
18,600	Resources Connection Inc	243,846
16,200	RPX Corp (a)	181,602
92,900	RTI Biologics Inc (a)	387,393
36,600	Select Medical Holdings Corp (a)	411,018
3,200	SurModics Inc (a)	64,704
9,200	Tree.com Inc (a)	144,164
6,200	Universal Corp (b)	315,704

		8,725,527

Energy — 5.53%
1,500	Adams Resources & Energy Inc (a)	45,750
34,600	Delek US Holdings Inc	881,954
7,700	Exterran Holdings Inc (a)	156,156
50,800	Helix Energy Solutions Group Inc (a)	928,116
14,800	Hercules Offshore Inc (a)	72,224
14,900	REX American Resources Corp (a)	268,349
3,400	Stone Energy Corp (a)	85,408
16,500	TGC Industries Inc	118,800
42,600	Vaalco Energy Inc (a)	364,230
12,400	W&T Offshore Inc	232,872
15,300	Western Refining Inc	400,554

		3,554,413

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO SMALL CAP VALUE FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

Financial — 34.72%
17,500	Access National Corp (b)	$239,050
42,100	Apollo Investment Corp	331,327
45,200	Arbor Realty Trust Inc REIT	269,844
3,800	Arlington Asset Investment Corp Class A (b)	90,668
2,700	Asta Funding Inc	25,353
500	Bancfirst Corp	21,480
39,700	Banco Latinoamericano de Comercio Exterior SA	876,973
16,500	Boston Private Financial Holdings Inc	158,235
700	C&F Financial Corp (b)	27,545
49,700	CapitalSource Inc	376,726
73,100	Cedar Realty Trust Inc REIT	385,968
18,100	Center Bancorp Inc	215,752
19,000	Central Pacific Financial Corp (a)	271,700
700	Century Bancorp Inc Class A	22,344
13,100	Citizens & Northern Corp	256,891
42,500	Citizens Republic Bancorp Inc (a)	822,375
700	Community Trust Bancorp Inc	24,875
6,870	CompuCredit Holdings Corp (a)(b)	25,556
19,200	Crawford & Co Class B	96,192
12,800	Dime Community Bancshares Inc	184,832
6,400	East West Bancorp Inc	135,168
72,000	Education Realty Trust Inc REIT	784,800
27,500	Extra Space Storage Inc REIT	914,375
1,300	First Community Bancshares Inc	19,838
11,300	First Defiance Financial Corp	195,038
4,900	First Financial Bancorp	82,859
11,400	First Financial Bankshares Inc (b)	410,742
4,100	First Financial Northwest Inc (a)	33,005
35,100	First Merchants Corp	526,851
7,900	Gain Capital Holdings Inc	38,947
9,500	Genworth Financial Inc Class A (a)	49,685
23,500	Gladstone Investment Corp	183,770
2,100	Great Southern Bancorp Inc	64,911
14,400	Hanmi Financial Corp (a)	184,464
14,500	Homeowners Choice Inc (b)	340,750
1,100	Horizon Bancorp (b)	31,438
8,600	Horizon Technology Finance Corp	138,976
8,700	Imperial Holdings Inc (a)	29,667
13,600	Kayne Anderson Energy Development Co	362,032
37,700	Kite Realty Group Trust REIT	192,270
36,900	KKR Financial Holdings LLC (b)	370,845
20,500	Lakeland Financial Corp	565,800
76,900	Maiden Holdings Ltd	683,641
10,700	MainSource Financial Group Inc	137,388
22,600	MBIA Inc (a)(b)	228,938
34,900	Mission West Properties Inc REIT	303,630
66,400	Monmouth Real Estate Investment Corp REIT Class A	743,016
50,900	National Financial Partners Corp (a)	860,210
17,300	National Penn Bancshares Inc	157,603
3,300	NGP Capital Resources Co	24,618
1,000	Northrim BanCorp Inc	20,140
138,000	NorthStar Realty Finance Corp REIT (b)	877,680
11,700	OceanFirst Financial Corp	171,639

Shares		Value

Financial — (continued)
12,500	Old National Bancorp	$170,125
15,400	One Liberty Properties Inc REIT	287,210
3,800	Oritani Financial Corp	57,190
2,600	Pacific Mercantile Bancorp (a)(b)	17,004
18,000	Peoples Bancorp Inc	412,020
4,990	Phoenix Cos Inc (a)	153,043
6,900	Post Properties Inc REIT	330,924
2,100	Preferred Bank (a)	29,778
1,700	Prospect Capital Corp (b)	19,584
12,100	Protective Life Corp	317,141
3,900	Provident Financial Holdings Inc	55,419
3,200	Pulaski Financial Corp	26,400
30,000	Republic Bancorp Inc Class A	658,500
5,900	RLI Corp	393,294
50,500	RLJ Lodging Trust REIT	954,955
8,700	Rockville Financial Inc	106,575
16,200	Sovran Self Storage Inc REIT	937,170
48,700	STAG Industrial Inc REIT	791,862
9,600	Suffolk Bancorp (a)	140,736
1,600	Symetra Financial Corp	19,680
10,400	THL Credit Inc	145,912
2,100	Tortoise Capital Resources Corp	18,648
2,100	UMB Financial Corp	102,228
8,000	United Fire Group Inc	200,960
6,700	Washington Federal Inc	111,756
6,000	Washington Trust Bancorp Inc	157,620
28,000	West Bancorporation Inc	337,400
117,000	Wilshire Bancorp Inc (a)	737,100
2,200	Winthrop Realty Trust REIT	23,716

		22,302,370

Industrial — 11.62%
700	Actuant Corp Class A	20,034
6,700	Advanced Energy Industries Inc (a)	82,544
22,500	Argan Inc (a)	392,625
10,200	Ballantyne Strong Inc (a)	42,432
1,600	Bel Fuse Inc Class B	29,888
1,000	Con-way Inc	27,370
13,100	Electro Scientific Industries Inc	160,082
18,500	EnerSys Inc (a)	652,865
700	FEI Co	37,450
14,800	Flow International Corp (a)	54,760
8,000	FreightCar America Inc	142,320
101,400	Frontline Ltd (a)(b)	389,376
96,600	GenCorp Inc (a)	916,734
12,100	Kadant Inc (a)	280,599
6,900	LB Foster Co Class A	223,146
43,300	Lihua International Inc (a)	154,148
30,000	LoJack Corp (a)	67,500
13,500	Louisiana-Pacific Corp (a)	168,750
23,000	Movado Group Inc	775,560
3,100	Mueller Industries Inc	140,957
45,000	Power-One Inc (a)	252,000
14,500	RTI International Metals Inc (a)	347,130
60,300	Taser International Inc (a)	363,609
6,300	Tech Data Corp (a)	285,390
16,600	Terex Corp (a)	374,828
25,500	TRC Cos Inc (a)	191,760

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO SMALL CAP VALUE FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

Industrial — (continued)
40,600	USG Corp (a)(b)	$891,170

		7,465,027

Technology — 7.32%
37,800	Agilysys Inc (a)	325,080
58,000	Brocade Communications Systems Inc (a)	343,070
32,100	Cadence Design Systems Inc (a)	412,966
900	CSG Systems International Inc (a)	20,241
5,300	Exar Corp (a)	42,400
18,500	Fair Isaac Corp	818,810
86,700	FormFactor Inc (a)	484,653
37,900	Imation Corp (a)	211,861
31,800	Kulicke & Soffa Industries Inc (a)	330,720
16,400	Lexmark International Inc Class A (b)	364,900
2,500	Manhattan Associates Inc (a)	143,175
8,100	Pericom Semiconductor Corp (a)	70,349
25,200	Rosetta Stone Inc (a)	321,300
29,800	Rudolph Technologies Inc (a)	312,900
1,700	SolarWinds Inc (a)	94,758
19,700	Tessera Technologies Inc	269,496
4,500	Veeco Instruments Inc (a)(b)	135,090

		4,701,769

Utilities — 5.51%
6,800	Chesapeake Utilities Corp	322,048
3,000	Cleco Corp	125,940
8,200	Consolidated Water Co Ltd	67,814
24,500	El Paso Electric Co	839,125
11,200	Genie Energy Ltd Class B	80,304
2,000	Laclede Group Inc	86,000
8,700	PNM Resources Inc	182,961
7,400	Portland General Electric Co	200,096
21,300	Southwest Gas Corp	941,460
16,500	UNS Energy Corp	690,690

		3,536,438

TOTAL COMMON STOCK — 99.10% (Cost $55,917,345)		$63,657,894

Principal Amount		Value

SECURITIES LENDING COLLATERAL
$ 1,499,724	Undivided interest of 2.43% in a repurchase agreement (principal amount/value $61,800,000 with a maturity value of $61,801,030) with Merrill Lynch, Pierce, Fenner & Smith, 0.20%, dated 9/28/12, to be repurchased at $1,499,724 on 10/1/12, collateralized by Government National Mortgage Association, 3.50% - 4.50%, 5/20/41 - 9/20/41, with a value of $63,036,000.	$1,499,724

1,499,724	Undivided interest of 2.48% in a repurchase agreement (principal amount/value $60,600,000 with a maturity value of $60,601,061) with Goldman Sachs & Co., 0.21%, dated 9/28/12, to be repurchased at $1,499,724 on 10/1/12, collateralized by various U.S. Government Agency Securities, 2.50% - 5.30%, 7/1/13 - 9/1/42, with a value of $61,812,001.	1,499,724

1,306,751	Undivided interest of 4.80% in a repurchase agreement (principal amount/value $27,293,676 with a maturity value of $27,294,245) with BNP Paribas Securities Corp, 0.25%, dated 9/28/12, to be repurchased at $1,306,751 on 10/1/12, collateralized by various U.S. Government Agency Securities, 2.50% - 5.00%, 4/1/26 - 9/1/42, with a value of $27,839,550.	1,306,751

1,499,724	Undivided interest of 2.95% in a repurchase agreement (principal amount/value $50,900,000 with a maturity value of $50,901,018) with HSBC Securities (USA) Inc, 0.24%, dated 9/28/12, to be repurchased at $1,499,724 on 10/1/12, collateralized by Federal National Mortgage Association, 3.50% - 6.00%, 12/1/26 - 3/1/42, with a value of $51,918,295.	1,499,724

TOTAL SECURITIES LENDING COLLATERAL — 9.04% (Cost $5,805,923)		$5,805,923

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO SMALL CAP VALUE FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Principal Amount	Value

SHORT TERM INVESTMENTS
$ 200,000 U.S. Treasury Bills (c)(d) 0.12%, 03/14/2013	$199,890

TOTAL SHORT TERM INVESTMENTS — 0.31% (Cost $199,890)	$199,890

TOTAL INVESTMENTS — 108.45% (Cost $61,923,158)	$69,663,707

OTHER ASSETS & LIABILITIES, NET — (8.45)%	$(5,425,766)

TOTAL NET ASSETS — 100.00%	$64,237,941

(a)	Non-income producing security.
(b)	A portion or all of the security is on loan at September 28, 2012.
(c)	All or a portion of the security position has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	All or a portion of the security has been segregated to cover initial margin requirements on open future contracts.
REIT	Real Estate Investment Trust

At September 28, 2012, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Depreciation

Russell 2000 Mini Long Futures	5	USD	$417,200	December 2012	$ (3,940)

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO SMALL CAP VALUE FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (the Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds changed its name from Maxim Series Fund, Inc on September 24, 2012 and presently consists of sixty-three funds. Interests in the Great-West Invesco Small Cap Value Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of the Great-West Funds. Effective May 1, 2012, Maxim Small-Cap Value Portfolio’s name changed to Maxim Invesco Small Cap Value Portfolio, which subsequently changed to Great-West Invesco Small Cap Value Fund on September 24, 2012. The investment objective of the Fund is to seek long-term capital growth. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of the Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Great-West Funds.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

September 28, 2012

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Securities Lending Collateral	Matures next business day and therefore priced at par.

Short Term Investments

Amortized cost, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Derivative Investments:
Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of September 28, 2012, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:
Domestic Common Stock	$60,428,081	$—	$—	$60,428,081
Foreign Common Stock	3,229,813	—	—	3,229,813
Securities Lending Collateral	—	5,805,923	—	5,805,923
Short Term Investments	—	199,890	—	199,890
Liabilities
Derivative Investments:
Futures Contracts	3,940	—	—	3,940

Total Investments (a)	$63,653,954	$6,005,813	$0	$69,659,767

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

Futures Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date.

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

September 28, 2012

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Fund to be subject to larger short-term declines in value.

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Financial Futures Contracts

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of the Great-West Funds, may invest in repurchase agreement transactions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Fund’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Fund intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

September 28, 2012

The Fund files U.S. Federal and State tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Fund’s State tax returns may remain open for an additional year depending on the jurisdiction.

Application of Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Fund’s financial position or the results of its operations.

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Fund’s financial position or the results of its operations.

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund will adopt ASU No. 2011-11 for its fiscal year beginning January 1, 2013. At this time, the Fund is evaluating the impact, if any, of ASU No. 2011-11 on the financial statements and related disclosures.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 28, 2012, the U.S. Federal income tax cost basis was $62,291,915. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $9,988,973 and gross depreciation of securities in which there was an excess of tax cost over value of $2,617,181 resulting in net appreciation of $7,371,792.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund may at times hold cash. In an effort to minimize the tracking error relative to the Fund’s benchmark index, the Fund may at times use index futures contracts in order to maintain index-like returns for that cash component. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. Index futures contracts are not constituents of the Fund’s benchmark index itself, but rather, closely represent the exposure of the index in its entirety. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.

The Fund held on average 13 futures contracts for the reporting period.

September 28, 2012

4. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of September 28, 2012 the Fund had securities on loan valued at $5,636,930 and received collateral of $5,805,923 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Great-West Funds and in the event of a default by the counterparty, all funds would share ratably in the collateral.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST JANUS LARGE CAP GROWTH FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

COMMON STOCK
Basic Materials — 2.75%
918,474	Turquoise Hill Resources Ltd (a)	$7,788,659

Communications — 17.86%
11,605	Amazon.com Inc (a)	2,951,384
168,275	Crown Castle International Corp (a)	10,786,428
446,784	eBay Inc (a)	21,628,813
622,125	News Corp Class A	15,260,726

		50,627,351

Consumer, Cyclical — 10.62%
100,581	Cie Financiere Richemont SA Class A (b)	6,039,204
265,050	Ltd Brands Inc	13,056,363
445,761	MGM Resorts International (a)	4,791,931
37,635	NIKE Inc Class B	3,571,938
354,500	Prada SpA (b)	2,633,704

		30,093,140

Consumer, Non-cyclical — 21.12%
44,569	Anheuser-Busch InBev (b)	3,812,818
186,635	Celgene Corp (a)	14,258,914
277,741	Express Scripts Holding Co (a)	17,406,028
44,390	Gilead Sciences Inc (a)	2,944,389
160,410	Iron Mountain Inc	5,471,585
6,825	Mastercard Inc Class A	3,081,351
98,981	Monster Beverage Corp (a)	5,360,811
30,350	Pernod-Ricard SA (b)	3,404,376
74,013	Vertex Pharmaceuticals Inc (a)	4,141,027

		59,881,299

Energy — 0.58%
542,900	OGX Petroleo e Gas Participacoes SA (a)	1,657,689

Financial — 3.72%
1,220,200	AIA Group Ltd (b)	4,521,368
463,868	Prudential PLC (b)	6,019,711

		10,541,079

Shares		Value

Industrial — 15.08%
48,794	Amphenol Corp Class A	$2,872,991
87,802	CH Robinson Worldwide Inc	5,140,807
74,400	FANUC Corp (b)	11,975,304
49,910	Precision Castparts Corp	8,152,299
164,830	TE Connectivity Ltd	5,605,868
125,675	United Parcel Service Inc Class B	8,994,560

		42,741,829

Technology — 21.40%
49,929	Apple Inc	33,315,625
517,700	EMC Corp (a)	14,117,679
103,497	Microsoft Corp	3,082,141
322,001	Oracle Corp	10,139,811

		60,655,256

TOTAL COMMON STOCK — 93.13% (Cost $209,046,624)		$263,986,302

Principal Amount

SHORT TERM INVESTMENTS
$ 5,000,000	Federal Farm Credit Banks Funding Corp 0.01%, 10/01/2012	4,999,997
	Federal Home Loan Bank
8,000,000	0.04%, 10/02/2012	7,999,973
5,700,000	0.05%, 10/03/2012	5,699,969

TOTAL SHORT TERM INVESTMENTS — 6.60% (Cost $18,699,939)		$18,699,939

TOTAL INVESTMENTS — 99.73% (Cost $227,746,563)		$282,686,241

OTHER ASSETS & LIABILITIES, NET — 0.27%		$758,365

TOTAL NET ASSETS — 100.00%		$283,444,606

(a)	Non-income producing security.
(b)	Foreign security is fair valued under procedures adopted by the Board of Directors.

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST JANUS LARGE CAP GROWTH FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (the Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds changed its name from Maxim Series Fund, Inc on September 24, 2012 and presently consists of sixty-three funds. Interests in the Great-West Janus Large Cap Growth Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of the Great-West Funds. Effective September 24, 2012, Maxim Janus Large Cap Growth Portfolio’s name changed to Great-West Janus Large Cap Growth Fund. The investment objective of the Fund is to seek long-term growth of capital. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of the Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Great-West Funds.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

September 28, 2012

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments

Amortized cost, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of September 28, 2012, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:
Domestic Common Stock	$210,527,601	$—	$—	$210,527,601
Foreign Common Stock	15,052,216	38,406,485	—	53,458,701
Short Term Investments	—	18,699,939	—	18,699,939

Total Investments(a)	$225,579,817	$57,106,424	$0	$282,686,241

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Fund to be subject to larger short-term declines in value.

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or

September 28, 2012

possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Foreign Currency Translations

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Fund’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Fund intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and State tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Fund’s State tax returns may remain open for an additional year depending on the jurisdiction.

Application of Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU

September 28, 2012

No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Fund’s financial position or the results of its operations.

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Fund’s financial position or the results of its operations.

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund will adopt ASU No. 2011-11 for its fiscal year beginning January 1, 2013. At this time, the Fund is evaluating the impact, if any, of ASU No. 2011-11 on the financial statements and related disclosures.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 28, 2012, the U.S. Federal income tax cost basis was $228,165,058. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $69,793,473 and gross depreciation of securities in which there was an excess of tax cost over value of $15,272,290 resulting in net appreciation of $54,521,183.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Principal Amount		Value

BONDS AND NOTES
Asset-Backed Securities — 0.12%
$ 489,920	Community Program Loan Trust 1987 A Series 1987-A, Class A5 4.50%, 04/01/2029	$495,090

Basic Materials — 3.58%
	Alcoa Inc
140,000	5.87%, 02/23/2022	150,583
255,000	6.75%, 01/15/2028	282,986
	ArcelorMittal
1,015,000	6.13%, 06/01/2018	1,005,094
895,000	7.25%, 10/15/2039 (a)	818,738
3,170,000	7.00%, 03/01/2041	2,849,821
	Georgia-Pacific LLC
110,000	7.38%, 12/01/2025	145,595
700,000	7.25%, 06/01/2028	885,813
90,000	8.88%, 05/15/2031	133,124
535,000	Hercules Inc 6.50%, 06/30/2029	489,525
	Methanex Corp
3,675,000	6.00%, 08/15/2015	3,916,367
190,000	5.25%, 03/01/2022	202,977
	Momentive Specialty Chemicals Inc (b)
480,000	9.20%, 03/15/2021	422,400
2,220,000	7.88%, 02/15/2023	1,731,600
680,000	United States Steel Corp (a) 7.50%, 03/15/2022	671,500
	Westvaco Corp
490,000	8.20%, 01/15/2030	653,111
685,000	7.95%, 02/15/2031	899,670

		15,258,904

Communications — 8.08%
	Alcatel-Lucent USA Inc
250,000	6.50%, 01/15/2028	162,500
4,875,000	6.45%, 03/15/2029	3,193,125
170,000	Axtel SAB de CV (c) 9.00%, 09/22/2019	105,400
35,000	BellSouth Corp 6.55%, 06/15/2034	42,310
	Ciena Corp
2,010,000	0.88%, 06/15/2017	1,729,856
1,045,000	3.75%, 10/15/2018 (c)	1,097,250
950,000	Corning Inc 7.25%, 08/15/2036	1,216,464
775,000	Embarq Corp 8.00%, 06/01/2036	871,598
35,000	Intelsat Luxembourg SA 11.25%, 02/04/2017	37,013
3,665,000	Level 3 Communications Inc (b)(c) 7.00%, 03/15/2015	4,432,359
	Level 3 Financing Inc
110,000	9.38%, 04/01/2019	122,100
420,000	7.00%, 06/01/2020 (c)	424,200
61,909	Liberty Interactive LLC 3.50%, 01/15/2031	29,252

Principal Amount		Value

Communications — (continued)
$ 63,000	Motorola Solutions Inc 6.63%, 11/15/2037	$67,506
	Nextel Communications Inc
1,040,000	5.95%, 03/15/2014	1,042,600
331,000	7.38%, 08/01/2015	332,241
1,505,000	Nortel Networks Capital Corp (d)(e) 7.88%, 06/15/2026	1,599,062
	Portugal Telecom International Finance BV
300,000	EUR, 5.63%, 02/08/2016	383,587
300,000	EUR, 4.38%, 03/24/2017	363,733
1,350,000	EUR, 5.00%, 11/04/2019	1,600,542
1,300,000	EUR, 4.50%, 06/16/2025	1,336,452
	Qwest Capital Funding Inc
250,000	6.50%, 11/15/2018	285,611
150,000	7.63%, 08/03/2021	165,566
1,960,000	6.88%, 07/15/2028	2,068,204
3,500,000	7.75%, 02/15/2031	3,800,541
	Qwest Corp
500,000	7.25%, 09/15/2025	612,371
45,000	6.88%, 09/15/2033	45,563
	Sprint Capital Corp
760,000	6.90%, 05/01/2019	788,500
1,649,000	6.88%, 11/15/2028	1,517,080
130,000	8.75%, 03/15/2032	134,550
606,000	Sprint Nextel Corp 6.00%, 12/01/2016	624,180
	Telecom Italia Capital SA
500,000	6.38%, 11/15/2033	456,250
540,000	6.00%, 09/30/2034	477,900
	Telefonica Emisiones SAU
600,000	GBP, 5.60%, 03/12/2020	951,964
225,000	5.13%, 04/27/2020	220,781
525,000	7.05%, 06/20/2036	511,875
1,300,000	UPC Holding BV (c) EUR, 6.38%, 09/15/2022	1,607,918
15,000	Verizon Maryland Inc 5.13%, 06/15/2033	15,907

		34,473,911

Consumer, Cyclical — 12.25%
625,000	American Axle & Manufacturing Inc 6.63%, 10/15/2022	632,813
631,964	Atlas Air 1998-1 Class B Pass Through Trust (d) 7.68%, 01/02/2014	603,525
652,389	Atlas Air 1999-1 Class B Pass Through Trust (d) 7.63%, 01/02/2015	564,317
913,951	Atlas Air 1999-1 Class C Pass Through Trust Pass-Through Series 1999-1 , Class C (f) 8.77%, 01/02/2011	699,173
208,552	Atlas Air 2000-1 Class B Pass Through Trust 9.06%, 01/02/2014	206,467

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Principal Amount		Value

Consumer, Cyclical — (continued)
$ 2,000,000	Chrysler Group LLC / CG Co-Issuer Inc 8.25%, 06/15/2021	$2,130,000
27,670	Continental Airlines 2000-2 Class B Pass Through Trust 8.31%, 04/02/2018	29,606
199,444	Continental Airlines 2001-1 Class B Pass Through Trust 7.37%, 12/15/2015	213,664
105,000	Continental Airlines 2012-1 Class B Pass Thru Trusts 6.25%, 04/11/2020	108,675
1,071,639	Delta Air Lines 2007-1 Class A Pass Through Trust 6.82%, 08/10/2022	1,184,161
751,436	Delta Air Lines 2007-1 Class C Pass Through Trust 8.95%, 08/10/2014	771,198
266,712	Delta Air Lines 2009-1 Series B Pass Through Trust 9.75%, 12/17/2016	294,717
488,000	Delta Air Lines Inc (c) 9.50%, 09/15/2014	512,400
	Dillard’s Inc
430,000	6.63%, 01/15/2018	453,650
500,000	7.88%, 01/01/2023	535,000
1,070,000	7.75%, 07/15/2026	1,106,113
850,000	Foot Locker Inc 8.50%, 01/15/2022	939,250
	Ford Motor Co
1,475,000	4.25%, 11/15/2016	2,034,578
155,000	6.50%, 08/01/2018 (a)	179,025
245,000	7.13%, 11/15/2025 (a)	276,850
265,000	7.50%, 08/01/2026	305,413
50,000	6.63%, 02/15/2028	54,068
755,000	6.63%, 10/01/2028	843,216
1,760,000	6.38%, 02/01/2029	1,901,398
3,795,000	7.45%, 07/16/2031	4,720,031
2,625,000	Ingram Micro Inc 5.25%, 09/01/2017	2,878,696
	JC Penney Corp Inc
228,000	6.38%, 10/15/2036	186,105
25,000	7.40%, 04/01/2037	22,406
	K Hovnanian Enterprises Inc
80,000	6.25%, 01/15/2016	74,000
45,000	5.00%, 11/01/2021 (c)	37,350
1,925,000	Lennar Corp 5.60%, 05/31/2015	2,050,125
60,000	Meritor Inc (g) 4.00%, 02/15/2019	44,663
	MGM Resorts International
50,000	6.63%, 07/15/2015 (a)	53,500
150,000	6.88%, 04/01/2016	156,750
55,000	7.50%, 06/01/2016	58,850
105,000	7.63%, 01/15/2017	111,300
970,000	8.63%, 02/01/2019 (c)	1,057,300
	New Albertsons Inc
580,000	7.75%, 06/15/2026	355,250
755,000	6.63%, 06/01/2028	407,700
4,715,000	7.45%, 08/01/2029	2,628,612

Principal Amount		Value

Consumer, Cyclical — (continued)
$ 75,000	8.70%, 05/01/2030	$44,531
1,240,000	8.00%, 05/01/2031	731,600
2,410,000	Owens & Minor Inc (b) 6.35%, 04/15/2016	2,635,530
	PulteGroup Inc
396,000	5.20%, 02/15/2015	419,760
695,000	6.38%, 05/15/2033	646,350
3,615,000	6.00%, 02/15/2035	3,271,575
645,000	Qantas Airways Ltd (c) 6.05%, 04/15/2016	665,381
665,000	Toro Co (b) 6.63%, 05/01/2037	707,710
2,125,000	Toys R Us Inc 7.38%, 10/15/2018	1,907,188
401,785	UAL 2007-1 Pass Through Trust 6.64%, 07/02/2022	419,866
2,045,802	UAL 2009-1 Pass Through Trust 10.40%, 11/01/2016	2,357,786
713,353	US Airways 2011-1 Class A Pass Through Trust 7.13%, 10/22/2023	777,555
1,405,000	US Airways 2012-1 Class A Pass Through Trust 5.90%, 10/01/2024	1,485,788
2,475,000	US Airways 2012-1 Class B Pass Through Trust 8.00%, 10/01/2019	2,549,250
2,185,000	US Airways 2012-1 Class C Pass Through Trust 9.13%, 10/01/2015	2,217,775

		52,259,560

Consumer, Non-cyclical — 3.47%
620,000	Boston Scientific Corp 6.00%, 01/15/2020	736,964
285,000	Delhaize Group SA 5.70%, 10/01/2040	253,570
1,300,000	DP World Ltd (c) 6.85%, 07/02/2037	1,400,750
	HCA Inc
80,000	6.75%, 07/15/2013	82,800
45,000	5.75%, 03/15/2014	47,250
150,000	6.38%, 01/15/2015	161,625
150,000	7.19%, 11/15/2015	164,250
130,000	5.88%, 03/15/2022	140,888
395,000	7.50%, 12/15/2023	398,950
575,000	8.36%, 04/15/2024	602,312
765,000	7.69%, 06/15/2025	776,475
1,115,000	7.58%, 09/15/2025	1,120,575
2,505,000	7.05%, 12/01/2027	2,367,225
725,000	7.50%, 11/06/2033	710,500
175,000	7.75%, 07/15/2036	173,687
160,000	Hologic Inc (g) 0.49%, 03/01/2018	155,700
570,000	Omnicare Inc 3.75%, 12/15/2025	805,125
545,000	Reynolds American Inc 7.25%, 06/15/2037	688,955

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Principal Amount		Value

Consumer, Non-cyclical — (continued)
$ 760,000	RR Donnelley & Sons Co 8.25%, 03/15/2019	$771,400
425,000	Tenet Healthcare Corp 6.88%, 11/15/2031	380,375
445,000	UR Merger Sub Corp (c) 7.63%, 04/15/2022	487,275
325,000	Valeant Pharmaceuticals International (c) 6.38%, 10/15/2020	331,500
565,000	Vertex Pharmaceuticals Inc 3.35%, 10/01/2015	725,672
1,240,000	VPI Escrow Corp (c) 6.38%, 10/15/2020	1,264,800
35,000	Western Union Co 6.20%, 06/21/2040	41,461

		14,790,084

Diversified — 0.14%
570,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp (c) 7.38%, 10/01/2017	581,400

Energy — 2.20%
1,272,719	Alta Wind Holdings LLC (c) 7.00%, 06/30/2035	1,410,185
	Chesapeake Energy Corp
35,000	6.63%, 08/15/2020 (a)	36,094
35,000	6.88%, 11/15/2020	36,925
350,000	2.75%, 11/15/2035 (a)	333,156
1,570,000	2.50%, 05/15/2037 (a)	1,410,056
1,725,000	2.25%, 12/15/2038	1,389,703
395,000	DCP Midstream LLC (c) 6.45%, 11/03/2036	452,480
250,000	El Paso LLC 7.80%, 08/01/2031	290,489
500,000	EQT Corp 8.13%, 06/01/2019	605,294
600,000	IFM US Colonial Pipeline 2 LLC (c) 6.45%, 05/01/2021	669,494
210,000	Parker Drilling Co 9.13%, 04/01/2018	226,275
1,040,000	Rockies Express Pipeline LLC (c) 6.88%, 04/15/2040	910,000
1,060,000	SandRidge Energy Inc (c) 7.50%, 02/15/2023	1,091,800
	White Pine Hydro LLC (b)(c)(h)
300,000	6.31%, 07/10/2017	237,000
455,000	6.96%, 07/10/2037	295,750

		9,394,701

Financial — 21.37%
100,000	AGFC Capital Trust I (c)(i) 6.00%, 01/15/2067	56,000
	Ally Financial Inc
255,000	7.50%, 12/31/2013	269,025
159,000	6.75%, 12/01/2014	170,130

Principal Amount		Value

Financial — (continued)
$ 552,000	8.00%, 12/31/2018	$621,000
869,000	8.00%, 11/01/2031	1,013,254
	American International Group Inc
80,000	5.45%, 05/18/2017	91,213
280,000	5.85%, 01/16/2018	324,781
1,000,000	Associates Corp of North America 6.95%, 11/01/2018	1,202,417
	Bank of America Corp
800,000	5.49%, 03/15/2019	871,571
1,724,000	7.63%, 06/01/2019	2,152,812
450,000	5.00%, 05/13/2021	494,632
3,110,000,000	Barclays Bank PLC KRW, 3.68%, 08/20/2015	2,864,640
850,000	Camden Property Trust 5.70%, 05/15/2017	975,390
	Citigroup Inc
4,010,000	NZD, 6.25%, 06/29/2017	3,412,638
100,000	EUR, 3.63%, 11/30/2017 (i)	115,655
125,000	5.88%, 02/22/2033	132,021
22,000	5.85%, 12/11/2034	25,981
360,000	6.13%, 08/25/2036	390,907
135,000	Duke Realty LP 5.95%, 02/15/2017	152,882
50,000	ERP Operating LP 5.13%, 03/15/2016	56,322
2,125,000	Fidelity National Financial Inc 5.50%, 09/01/2022	2,278,017
1,900,000	Forethought Financial Group Inc (c) 8.63%, 04/15/2021	2,428,952
	General Electric Capital Corp
5,255,000	NZD, 6.50%, 09/28/2015	4,619,915
400,000	NZD, 6.75%, 09/26/2016	360,070
680,000	NZD, 5.50%, 02/01/2017	591,106
1,600,000	Goldman Sachs Group Inc 6.75%, 10/01/2037	1,714,051
	Hanover Insurance Group Inc
1,175,000	7.50%, 03/01/2020	1,372,655
1,560,000	6.38%, 06/15/2021	1,785,551
2,520,000	HBOS PLC (c) 6.75%, 05/21/2018	2,557,800
	Highwoods Realty LP
2,640,000	5.85%, 03/15/2017	2,897,883
2,200,000	7.50%, 04/15/2018	2,589,290
	International Lease Finance Corp
395,000	5.63%, 09/20/2013	407,344
540,000	5.88%, 04/01/2019	572,554
920,000	6.25%, 05/15/2019	989,000
290,000	8.25%, 12/15/2020	345,100
1,325,000	5.88%, 08/15/2022	1,368,791
	iStar Financial Inc
1,565,000	8.63%, 06/01/2013	1,611,950
375,000	5.95%, 10/15/2013	375,000
105,000	5.70%, 03/01/2014	105,131
20,000	6.05%, 04/15/2015	19,600
270,000	5.88%, 03/15/2016	260,550
110,000	5.85%, 03/15/2017	104,500
	Jefferies Group Inc
375,000	3.88%, 11/09/2015	377,344
840,000	5.13%, 04/13/2018	852,600
975,000	6.88%, 04/15/2021	1,049,344

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Principal Amount		Value

Financial — (continued)
$ 705,000	6.45%, 06/08/2027	$722,625
75,000	3.88%, 11/01/2029	72,281
1,100,000	6.25%, 01/15/2036	1,089,000
1,000,000	KeyCorp Capital III 7.75%, 07/15/2029	1,126,868
2,115,000	Lloyds TSB Bank PLC (c) 6.50%, 09/14/2020	2,227,941
590,000	MBIA Insurance Corp (c)(i) 14.00%, 01/15/2033	300,900
	Merrill Lynch & Co Inc
800,000	6.05%, 05/16/2016	874,100
50,000	EUR, 0.81%, 09/14/2018 (i)	53,988
1,900,000	6.11%, 01/29/2037	2,015,651
245,000	MetLife Capital Trust X (c) 9.25%, 04/08/2038	323,400
	MetLife Inc
810,000	6.40%, 12/15/2036	849,756
1,355,000	10.75%, 08/01/2039	2,012,175
	Morgan Stanley
100,000	0.94%, 10/15/2015 (i)	95,282
1,700,000	AUD, 7.63%, 03/03/2016	1,868,060
300,000	0.91%, 10/18/2016 (i)	278,811
300,000	5.50%, 01/26/2020	326,547
3,200,000	5.50%, 07/24/2020	3,455,059
1,500,000	5.75%, 01/25/2021	1,646,477
3,005,000	Mutual of Omaha Insurance Co (c) 6.80%, 06/15/2036	3,578,790
600,000	Nationwide Mutual Insurance Co (c) 6.60%, 04/15/2034	602,001
1,810,000	Old Republic International Corp (a) 3.75%, 03/15/2018	1,800,950
535,000	Penn Mutual Life Insurance Co (c) 6.65%, 06/15/2034	606,090
	ProLogis LP
60,000	5.63%, 11/15/2015	65,609
50,000	5.75%, 04/01/2016	55,243
395,000	6.63%, 05/15/2018	471,954
2,253,000	Residential Capital LLC (e)(f) 9.63%, 05/15/2015	2,255,816
	Royal Bank of Scotland Group PLC (j)
70,000	EUR, 5.25%, Perpetual	56,221
905,000	EUR, 5.50%, Perpetual	750,348
	Royal Bank of Scotland PLC
50,000	EUR, 4.35%, 01/23/2017	61,068
400,000	EUR, 6.93%, 04/09/2018	523,061
50,000	EUR, 4.63%, 09/22/2021 (i)	55,659
100,000	Santander Financial Issuances Ltd 7.25%, 11/01/2015	102,550
	Santander Issuances SAU (c)
300,000	5.91%, 06/20/2016	295,500
300,000	6.50%, 08/11/2019 (i)	293,397
	SLM Corp
280,000	5.05%, 11/14/2014	295,543
100,000	5.00%, 04/15/2015	105,629
3,725,000	8.45%, 06/15/2018	4,362,783
2,150,000	5.63%, 08/01/2033	2,029,600
	Springleaf Finance Corp
450,000	5.38%, 10/01/2012	450,000
330,000	5.85%, 06/01/2013 (a)	328,350

Principal Amount		Value

Financial — (continued)
$ 170,000	5.40%, 12/01/2015	$152,680
100,000	5.75%, 09/15/2016	86,312
900,000	6.50%, 09/15/2017	760,500
3,705,000	6.90%, 12/15/2017	3,149,250
	XL Group PLC
575,000	6.38%, 11/15/2024	683,308
725,000	6.25%, 05/15/2027	823,240

		91,167,742

Foreign Government Obligations — 23.15%
	Canadian Government Bond
13,620,000	CAD, 2.50%, 06/01/2015	14,361,612
3,625,000	CAD, 3.00%, 12/01/2015	3,895,207
7,880,000	CAD, 4.25%, 06/01/2018	9,276,293
16,400,000,000	Export-Import Bank of Korea (c)
	IDR, 6.60%, 11/04/2013	1,713,000
17,325,000	Inter-American Development Bank
	NZD, 6.00%, 12/15/2017	15,999,090
9,600,000	International Bank for Reconstruction & Development SGD, 1.43%, 03/05/2014	7,841,992
	Ireland Government Bond
3,275,000	EUR, 4.50%, 10/18/2018	4,186,148
1,450,000	EUR, 4.50%, 04/18/2020	1,792,516
200,000	EUR, 5.00%, 10/18/2020	254,902
3,150,000	EUR, 5.40%, 03/13/2025	4,020,620
	Italy Buoni Poliennali Del Tesoro
85,000	EUR, 5.25%, 11/01/2029	105,498
85,000	EUR, 5.75%, 02/01/2033	109,035
85,000	EUR, 5.00%, 08/01/2034	99,202
80,000,000	Mexican Bonos
	MXP, 8.00%, 12/07/2023	7,551,471
	New South Wales Treasury Corp
3,830,000	AUD, 5.50%, 08/01/2013	4,059,250
8,775,000	AUD, 6.00%, 02/01/2018	10,289,999
	Norway Government Bond
24,855,000	NOK, 6.50%, 05/15/2013	4,464,433
1,280,000	NOK, 5.00%, 05/15/2015	243,872
28,530,000	NOK, 4.25%, 05/19/2017	5,589,866
	Portugal Obrigacoes do Tesouro OT
175,000	EUR, 4.80%, 06/15/2020	174,847
590,000	EUR, 3.85%, 04/15/2021	533,228
350,000	EUR, 4.95%, 10/25/2023	321,449
45,000	EUR, 4.10%, 04/15/2037	31,591
1,630,222	Province of Alberta Canada
	CAD, 5.93%, 09/16/2016	1,821,600

		98,736,721

Industrial — 2.28%
1,095,000	Agilent Technologies Inc 6.50%, 11/01/2017	1,339,957
1,650,000	APL Ltd (b) 8.00%, 01/15/2024	1,406,625
1,550,000	Bombardier Inc (c) CAD, 7.35%, 12/22/2026	1,662,462
	Masco Corp
1,000,000	7.75%, 08/01/2029	1,056,420

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Principal Amount		Value

Industrial — (continued)
$ 1,620,000	6.50%, 08/15/2032	$1,677,562
386,000	Missouri Pacific Railroad Co (b) 5.00%, 01/01/2045	318,450
865,000	Owens Corning 7.00%, 12/01/2036	949,137
95,000	Trinity Industries Inc 3.88%, 06/01/2036	98,147
1,220,000	USG Corp 6.30%, 11/15/2016	1,232,200

		9,740,960

Mortgage-Backed Securities — 0.05%
210,000	Commercial Mortgage Pass-Through Certificates Series 2007-C5 Series 2007-C5 , Class AM (i) 5.87%, 09/15/2040	198,972

Municipal Bonds and Notes — 1.08%
1,820,000	Michigan Tobacco Settlement Finance Authority (b) 7.31%, 06/01/2034	1,468,758
4,620,000	Tobacco Settlement Financing Corp/VA (b) 6.71%, 06/01/2046	3,135,456

		4,604,214

Technology — 3.68%
620,000	Amkor Technology Inc (c) 6.38%, 10/01/2022	610,700
231,000	Freescale Semiconductor Inc 8.88%, 12/15/2014	234,465
	Intel Corp
2,585,000	2.95%, 12/15/2035	2,811,187
6,090,000	3.25%, 08/01/2039	7,505,925
	Micron Technology Inc
270,000	1.88%, 06/01/2014	266,963
3,830,000	1.88%, 08/01/2031	3,372,794
835,000	2.38%, 05/01/2032 (c)	780,725
135,000	3.13%, 05/01/2032 (c)	125,381

		15,708,140

Utilities — 2.98%
1,308,872	Bruce Mansfield Unit 6.85%, 06/01/2034	1,395,519
920,000	Calpine Corp (d)(h)(k)(l) 0.00%, 07/15/2010	0
	Dynegy Holdings LLC (d)(e)
180,000	7.13%, 05/15/2018	102,150
415,000	7.63%, 10/15/2026	232,400
	EDP Finance BV
800,000	EUR, 4.75%, 09/26/2016	986,939
2,000,000	6.00%, 02/02/2018 (c)	1,996,440
3,700,000	4.90%, 10/01/2019 (c)	3,441,000
1,800,000	Enel Finance International NV (c) 6.00%, 10/07/2039	1,618,574

Principal Amount		Value

Utilities — (continued)
	Energy Future Holdings Corp
$ 395,000	5.55%, 11/15/2014	$317,975
1,010,000	6.50%, 11/15/2024	600,950
1,225,000	6.55%, 11/15/2034	667,625
75,000	Iberdrola Finance Ireland Ltd (c) 3.80%, 09/11/2014	76,351
2,180,000	NGC Corp Capital Trust I (b)(d) 8.32%, 06/01/2027	283,400
1,250,000	Texas Competitive Electric Holdings Co LLC / TCEH Finance Inc (c) 11.50%, 10/01/2020	978,125

		12,697,448

TOTAL BONDS AND NOTES — 84.43% (Cost $324,983,321)		$360,107,847

Shares

COMMON STOCK
Basic Materials — 0.71%
26,521	PPG Industries Inc	3,045,672

		3,045,672

Communications — 0.16%
51,679	Corning Inc	679,579

Consumer, Non-cyclical — 2.17%
84,901	Valeant Pharmaceuticals International Inc (m)	4,692,478
81,282	Vertex Pharmaceuticals Inc (m)	4,547,728

		9,240,206

Energy — 0.19%
42,007	Chesapeake Energy Corp (a)	792,672

Industrial — 0.11%
26,029	Owens-Illinois Inc (m)	488,304

TOTAL COMMON STOCK — 3.34% (Cost $7,537,616)		$14,246,433

PREFERRED STOCK
Communications — 0.29%
2,130	Lucent Technologies Capital Trust I	1,230,075

Consumer, Cyclical — 1.06%
99,730	General Motors Co	3,742,987

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

Consumer, Cyclical — (continued)
17,850	Goodyear Tire & Rubber Co	$784,843

		4,527,830

Energy — 0.40%
415	Chesapeake Energy Corp	33,615
600	Chesapeake Energy Corp	47,550
30,000	El Paso Energy Capital Trust I	1,636,875

		1,718,040

Financial — 1.02%
1,513	Ally Financial Inc (c)	1,415,364
1,484	Bank of America Corp	1,614,778
3,200	Health Care REIT Inc	176,500
10,955	SLM Corp	524,416
9,608	Sovereign Capital Trust IV (a)	629,324

		4,360,382

Utilities — 0.30%
5,650	AES Trust III	281,264
10	MDU Resources Group Inc	998
25,000	Southern California Edison Co	633,750
3,600	Union Electric Co	333,900

		1,249,912

TOTAL PREFERRED STOCK — 3.07% (Cost $12,308,343)		$13,086,239

Principal Amount

SECURITIES LENDING COLLATERAL
$ 975,195	Undivided interest of 3.58% in a repurchase agreement (principal amount/value $27,293,676 with a maturity value of $27,294,245) with BNP Paribas Securities Corp, 0.25%, dated 9/28/12, to be repurchased at $975,195 on 10/1/12, collateralized by various U.S. Government Agency Securities, 2.50% - 5.00%, 4/1/26 - 9/1/42, with a value of $27,839,550.	$975,195

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 999,767	Undivided interest of 1.97% in a repurchase agreement (principal amount/value $50,900,000 with a maturity value of $50,901,018) with HSBC Securities (USA) Inc, 0.24%, dated 9/28/12, to be repurchased at $999,767 on 10/1/12, collateralized by Federal National Mortgage Association, 3.50% - 6.00%, 12/1/26 - 3/1/42, with a value of $51,918,295.	$999,767

999,767	Undivided interest of 1.65% in a repurchase agreement (principal amount/value $60,600,000 with a maturity value of $60,601,061) with Goldman Sachs & Co., 0.21%, dated 9/28/12, to be repurchased at $999,767 on 10/1/12, collateralized by various U.S. Government Agency Securities, 2.50% - 5.30%, 7/1/13 - 9/1/42, with a value of $61,812,001.	999,767

999,768	Undivided interest of 1.62% in a repurchase agreement (principal amount/value $61,800,000 with a maturity value of $61,801,030) with Merrill Lynch, Pierce, Fenner & Smith, 0.20%, dated 9/28/12, to be repurchased at $999,768 on 10/1/12, collateralized by Government National Mortgage Association, 3.50% - 4.50%, 5/20/41 - 9/20/41, with a value of $63,036,000.	999,768

TOTAL SECURITIES LENDING COLLATERAL — 0.93% (Cost $3,974,497)		$3,974,497

SHORT TERM INVESTMENTS
10,000,000	Federal Farm Credit Banks Funding Corp 0.01%, 10/01/2012	9,999,995
	Federal Home Loan Bank
10,000,000	0.04%, 10/02/2012	9,999,967
5,000,000	0.00%, 10/03/2012 (l)	4,999,999
10,000,000	0.05%, 10/03/2012	9,999,944

TOTAL SHORT TERM INVESTMENTS — 8.21% (Cost $34,999,905)		$34,999,905

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

TOTAL INVESTMENTS — 99.98% (Cost $383,803,682)	$426,414,921

OTHER ASSETS & LIABILITIES, NET — 0.02%	$104,328

TOTAL NET ASSETS — 100.00%	$426,519,249

(a)	A portion or all of the security is on loan at September 28, 2012.
(b)	Illiquid security; at September 28, 2012, the aggregate cost and market value of illiquid securities was $19,506,175 and $17,075,038, respectively, representing 4.00% of net assets.
(c)	Restricted security; at September 28, 2012, the aggregate cost and market value of restricted securities was $41,499,293 and $45,557,557, respectively, representing 10.68% of net assets.
(d)	Security in default on interest payments during the last 12 months. At September 28, 2012, the aggregate market value on the securities was $3,384,854, representing 0.79%% of net assets.
(e)	Security in bankruptcy at September 28, 2012.
(f)	Security in default; some interest payments received during the last 12 months. At September 28, 2012, the aggregate market value on the securities was $2,954,989, representing 0.69% of net assets.
(g)

Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at September 28, 2012. Maturity date disclosed represents final maturity date.

(h)	Domestic security is fair valued at September 28, 2012.
(i)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2012.
(j)	Security has no contractual maturity date and pays an indefinite stream of interest.
(k)	Security has no market value at September 28, 2012.
(l)	The security’s yield to maturity was less than 0.01%.
(m)	Non-income producing security.

Currency Abbreviations:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound Sterling
IDR	Indonesian Rupiah
KRW	Korean Won
MXP	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (the Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds changed its name from Maxim Series Fund, Inc on September 24, 2012 and presently consists of sixty-three funds. Interests in the Great-West Loomis Sayles Bond Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of the Great-West Funds. Effective September 24, 2012, Maxim Loomis Sayles Bond Portfolio’s name changed to Great-West Loomis Sayles Bond Fund. The investment objective of the Fund is to seek high total investment return through a combination of current income and capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of the Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Great-West Funds.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

September 28, 2012

Class	Inputs

Fixed Income Investments:
Corporate Bonds and Notes; Government and Government Agency Obligations (Domestic and Foreign)

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Asset-Backed and Mortgage-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include new issue data, monthly payment information, collateral performance, and third party real estate analysis.

Municipal Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields and material event notices.

Equity Investments:
Common Stock (Domestic and Foreign)	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Securities Lending Collateral	Matures next business day and therefore priced at par.

Short Term Investments

Amortized cost, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of September 28, 2012, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period.

September 28, 2012

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments:
Asset-Backed Securities	$—	$495,090	$—	$495,090
Corporate Bonds and Notes	—	252,059,993	4,012,857	256,072,850
Foreign Government Obligations	—	98,736,721	—	98,736,721
Mortgage-Backed Securities	—	198,972	—	198,972
Municipal Bonds and Notes	—	4,604,214	—	4,604,214
Equity Investments:
Domestic Common Stock	9,553,955	—	—	9,553,955
Foreign Common Stock	4,692,478	—	—	4,692,478
Preferred Stock	1,492,066	11,594,173	—	13,086,239
Securities Lending Collateral	—	3,974,497	—	3,974,497
Short Term Investments	—	34,999,905	—	34,999,905

Total Investments(a)	$15,738,499	$406,663,565	$4,012,857	$426,414,921

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Fund to be subject to larger short-term declines in value.

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

The Fund may hold bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may be less liquid than the market for higher grade bonds.

Restricted and Illiquid Securities

The Fund may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board-approved guidelines established in the Great-West Funds’ Policy and Procedures regarding Liquidity.

September 28, 2012

The Fund may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Foreign Currency Translations

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of the Great-West Funds, may hold repurchase agreement positions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Fund’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Fund intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

September 28, 2012

The Fund files U.S. Federal and State tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Fund’s State tax returns may remain open for an additional year depending on the jurisdiction.

Application of Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Fund’s financial position or the results of its operations.

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Fund’s financial position or the results of its operations.

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund will adopt ASU No. 2011-11 for its fiscal year beginning January 1, 2013. At this time, the Fund is evaluating the impact, if any, of ASU No. 2011-11 on the financial statements and related disclosures.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 28, 2012, the U.S. Federal income tax cost basis was $383,805,460. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $54,263,347 and gross depreciation of securities in which there was an excess of tax cost over value of $11,653,886 resulting in net appreciation of $42,609,461.

3. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. As of September 28, 2012 the Fund had securities on loan valued at $3,878,902 and received collateral of $3,974,497 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Great-West Funds and in the event of a default by the counterparty, all funds would share ratably in the collateral.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

COMMON STOCK
Basic Materials — 3.77%
27,725	Cabot Corp	$1,013,903
114,676	Horsehead Holding Corp (a)	1,071,074
19,839	Minerals Technologies Inc	1,407,180
57,823	Olin Corp	1,256,494
31,503	Reliance Steel & Aluminum Co	1,649,182
17,909	WR Grace & Co (a)	1,058,064
44,173	Zep Inc	667,896

		8,123,793

Communications — 4.15%
99,085	Comverse Technology Inc (a)	609,373
43,478	General Cable Corp (a)	1,277,384
133,785	Harmonic Inc (a)	607,384
20,144	IAC/InterActiveCorp	1,048,697
38,094	John Wiley & Sons Inc Class A	1,750,419
21,247	Liberty Ventures (a)	1,054,701
45,918	NETGEAR Inc (a)	1,751,312
69,765	Perficient Inc (a)	842,063

		8,941,333

Consumer, Cyclical — 12.38%
13,262	Casey’s General Stores Inc	757,791
20,316	Cash America International Inc	783,588
26,823	Churchill Downs Inc	1,682,339
22,298	Core-Mark Holding Co Inc	1,072,757
24,652	Cracker Barrel Old Country Store Inc	1,654,396
109,298	Dana Holding Corp	1,344,365
82,933	Fred’s Inc Class A	1,180,137
26,841	Genesco Inc (a)	1,791,100
191,600	Hot Topic Inc	1,666,920
26,099	HSN Inc	1,280,156
21,982	Jos A Bank Clothiers Inc (a)	1,065,687
67,460	La-Z-Boy Inc (a)	986,940
51,026	Marriott Vacations Worldwide Corp (a)	1,837,956
69,748	Rush Enterprises Inc Class A (a)	1,343,346
107,077	Sally Beauty Holdings Inc (a)	2,686,562
34,754	ScanSource Inc (a)	1,112,823
23,119	Six Flags Entertainment Corp	1,359,397
35,318	Tenneco Inc (a)	988,904
54,009	Wesco Aircraft Holdings Inc (a)(b)	737,763
26,070	Wyndham Worldwide Corp	1,368,154

		26,701,081

Consumer, Non-cyclical — 16.50%
125,410	ACCO Brands Corp (a)	813,911
42,629	Arbitron Inc	1,615,639
81,589	Avis Budget Group Inc (a)	1,254,839
58,275	Bio-Reference Labs Inc (a)(b)	1,665,500
10,654	Brink’s Co	273,701
101,568	Convergys Corp	1,591,571
92,697	Euronet Worldwide Inc (a)	1,741,777
46,696	H&E Equipment Services Inc	565,956
39,654	Hanger Inc (a)	1,131,329

Shares		Value

Consumer, Non-cyclical — (continued)
68,017	Impax Laboratories Inc (a)	$1,765,721
30,094	Ingredion Inc	1,659,985
20,359	J&J Snack Foods Corp	1,167,181
49,003	Jarden Corp	2,589,319
105,380	KAR Auction Services Inc (a)	2,080,201
91,540	Live Nation Entertainment Inc (a)	788,159
31,455	McGrath RentCorp	820,661
23,825	MEDNAX Inc (a)	1,773,771
35,967	Rent-A-Center Inc	1,261,722
89,578	Rollins Inc	2,095,229
73,166	Spartan Stores Inc	1,120,171
31,884	SurModics Inc (a)	644,695
26,632	Team Inc (a)	848,229
22,912	Teleflex Inc	1,577,262
29,648	WellCare Health Plans Inc (a)	1,676,594
44,000	Wright Express Corp (a)	3,067,680

		35,590,803

Diversified — 0.32%
52,404	Primoris Services Corp	683,872

Energy — 4.71%
22,360	Berry Petroleum Co Class A	908,487
48,184	Cloud Peak Energy Inc (a)	872,130
108,150	EPL Oil & Gas Inc (a)	2,194,363
59,267	Helix Energy Solutions Group Inc (a)	1,082,808
32,116	Lufkin Industries Inc	1,728,483
34,474	Oceaneering International Inc	1,904,689
91,097	SunCoke Energy Inc (a)	1,468,484

		10,159,444

Financial — 27.19%
47,802	American Campus Communities Inc REIT	2,097,552
107,929	Ares Capital Corp	1,849,903
120,037	BancorpSouth Inc	1,769,345
120,073	BioMed Realty Trust Inc REIT	2,247,767
131,570	Capitol Federal Financial Inc	1,573,577
139,751	Cathay General Bancorp	2,412,102
32,855	City National Corp	1,692,361
158,728	CubeSmart REIT	2,042,829
101,349	CVB Financial Corp	1,210,107
112,035	DFC Global Corp (a)	1,921,400
64,984	DuPont Fabros Technology Inc REIT	1,640,846
91,298	Employers Holdings Inc	1,673,492
159,008	Fifth Street Finance Corp (b)	1,745,908
103,073	First Financial Bancorp	1,742,965
29,612	First Financial Bankshares Inc (b)	1,066,920
66,748	HCC Insurance Holdings Inc	2,262,090
333,150	Hersha Hospitality Trust REIT	1,632,435
25,409	Home Properties Inc REIT	1,556,809
32,724	Iberiabank Corp	1,498,759
51,179	MarketAxess Holdings Inc	1,617,256
27,394	Mid-America Apartment Communities Inc REIT	1,789,102

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

Financial — (continued)
43,066	National Retail Properties Inc REIT (b)	$1,313,513
87,384	Omega Healthcare Investors Inc REIT	1,986,238
50,486	Pinnacle Financial Partners Inc (a)	975,390
53,247	Popular Inc (a)	928,095
32,479	Potlatch Corp REIT	1,213,740
22,677	ProAssurance Corp	2,050,908
42,198	Prosperity Bancshares Inc	1,798,479
27,388	Reinsurance Group of America Inc	1,584,944
30,193	Signature Bank (a)(b)	2,025,347
40,507	Sovran Self Storage Inc REIT	2,343,330
55,125	Stifel Financial Corp (a)	1,852,200
58,113	UDR Inc REIT	1,442,365
55,452	Wintrust Financial Corp	2,083,332

		58,641,406

Industrial — 18.37%
42,711	Actuant Corp Class A	1,222,389
23,855	Alamo Group Inc	805,822
61,945	Albany International Corp Class A	1,360,932
90,666	Altra Holdings Inc	1,650,121
28,289	Armstrong World Industries Inc	1,311,761
59,235	AZZ Inc	2,249,745
27,779	Belden Inc	1,024,489
29,574	Cognex Corp	1,022,669
72,109	Darling International Inc (a)	1,318,874
20,073	DXP Enterprises Inc (a)	958,887
28,214	EnerSys Inc (a)	995,672
24,780	Genesee & Wyoming Inc Class A (a)	1,656,791
30,288	Global Power Equipment Group Inc	560,025
73,590	GSI Group Inc (a)	655,687
21,023	Haynes International Inc	1,096,349
73,116	II-VI Inc (a)	1,390,666
37,919	John Bean Technologies Corp	619,217
28,678	Kirby Corp (a)	1,585,320
22,987	Koppers Holdings Inc	802,936
32,008	Littelfuse Inc	1,809,732
67,628	Methode Electronics Inc	656,668
7,662	Middleby Corp (a)	886,034
58,455	MYR Group Inc (a)	1,166,177
62,349	Old Dominion Freight Line Inc (a)	1,880,446
49,262	Raven Industries Inc	1,449,781
34,814	RBC Bearings Inc (a)	1,674,553
32,069	Rogers Corp (a)	1,358,443
41,636	Trimas Corp (a)	1,003,844
120,341	Vishay Intertechnology Inc (a)	1,182,952
27,226	Wabtec Corp	2,185,976
38,220	Waste Connections Inc	1,156,155
42,448	Werner Enterprises Inc	907,114

		39,606,227

Technology — 3.97%
169,575	Brocade Communications Systems Inc (a)	1,003,036

Shares		Value

Technology — (continued)
133,423	Lattice Semiconductor Corp (a)	$511,010
19,887	MKS Instruments Inc	506,920
59,267	Monotype Imaging Holdings Inc	923,973
52,389	QLogic Corp (a)	598,282
56,899	Semtech Corp (a)	1,431,010
67,494	SS&C Technologies Holdings Inc (a)	1,701,524
133,166	Teradyne Inc (a)	1,893,620

		8,569,375

Utilities — 4.01%
45,107	ALLETE Inc	1,882,766
17,033	ITC Holdings Corp	1,287,354
46,445	Middlesex Water Co	889,886
19,673	NorthWestern Corp	712,753
58,487	UGI Corp	1,856,963
56,221	UIL Holdings Corp	2,016,085

		8,645,807

TOTAL COMMON STOCK — 95.37% (Cost $162,394,152)		$205,663,141

EXCHANGE TRADED FUNDS
80,763	iShares Russell 2000 Index Fund (b)
		6,740,480

TOTAL EXCHANGE TRADED FUNDS — 3.12% (Cost $6,370,249)		$6,740,480

WARRANTS
13,004	Magnum Hunter Resources Corp (a)(b)(c)(d)(e)	0

TOTAL WARRANTS — 0.00% (Cost $199)		$0

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Principal Amount		Value

SECURITIES LENDING COLLATERAL
$ 3,499,399	Undivided interest of 12.85% in a repurchase agreement (principal amount/value $27,293,676 with a maturity value of $27,294,245) with BNP Paribas Securities Corp, 0.25%, dated 9/28/12, to be repurchased at $3,499,399 on 10/1/12, collateralized by various U.S. Government Agency Securities, 2.50% - 5.00%, 4/1/26 - 9/1/42, with a value of $27,839,550.	$3,499,399

1,342,545	Undivided interest of 31.11% in a repurchase agreement (principal amount/value $4,316,949 with a maturity value of $4,317,021) with RBC Capital Markets Corp, 0.20%, dated 9/28/12, to be repurchased at $1,342,545 on 10/1/12, collateralized by U.S. Treasury, 0.13% - 6.13%, 8/31/13 - 11/15/41, with a value of $4,403,306.	1,342,545

2,999,485	Undivided interest of 5.90% in a repurchase agreement (principal amount/value $50,900,000 with a maturity value of $50,901,018) with HSBC Securities (USA) Inc, 0.24%, dated 9/28/12, to be repurchased at $2,999,485 on 10/1/12, collateralized by Federal National Mortgage Association, 3.50% - 6.00%, 12/1/26 - 3/1/42, with a value of $51,918,295.	2,999,485

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 2,999,485	Undivided interest of 15.71% in a repurchase agreement (principal amount/value $19,096,650 with a maturity value of $19,097,000) with Credit Suisse Securities (USA) LLC, 0.22%, dated 9/28/12, to be repurchased at $2,999,485 on 10/1/12, collateralized by Federal National Mortgage Association, 2.16% - 6.32%, 9/1/22 - 8/1/45, with a value of $19,478,584.	$2,999,485

TOTAL SECURITIES LENDING COLLATERAL — 5.03% (Cost $10,840,914)		$10,840,914

SHORT TERM INVESTMENTS
1,499,999	Federal Farm Credit Banks Funding Corp 0.01%, 10/01/2012	1,499,999
2,299,987	Federal Home Loan Mortgage Corp 0.05%, 10/03/2012	2,299,987

TOTAL SHORT TERM INVESTMENTS — 1.76% (Cost $3,799,986)		$3,799,986

TOTAL INVESTMENTS — 105.28% (Cost $183,405,500)		$227,044,521

OTHER ASSETS & LIABILITIES, NET — (5.28)%		$(11,393,728)

TOTAL NET ASSETS — 100.00%		$215,650,793

(a)	Non-income producing security.
(b)	A portion or all of the security is on loan at September 28, 2012.
(c)	Security has no market value at September 28, 2012.
(d)	Illiquid security; at September 28, 2012, the aggregate cost and market value of illiquid securities was $199 and $0, respectively, representing 0.00% of net assets.
(e)	Domestic security is fair valued at September 28, 2012.
REIT	Real Estate Investment Trust

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (the Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds changed its name from Maxim Series Fund, Inc on September 24, 2012 and presently consists of sixty-three funds. Interests in the Great-West Loomis Sayles Small Cap Value Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of the Great-West Funds. Effective September 24, 2012, Maxim Loomis Sayles Small-Cap Value Portfolio’s name changed to Great-West Loomis Sayles Small Cap Value Fund. The investment objective of the Fund is to seek long-term capital growth. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of the Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Great-West Funds.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

September 28, 2012

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Exchange Traded Funds	Exchange traded close price.

Derivative Investments:
Warrants	Exchange traded close price, bids, evaluated bids.

Securities Lending Collateral	Matures next business day and therefore priced at par.

Short Term Investments

Amortized cost, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of September 28, 2012, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:
Domestic Common Stock	$203,862,916	$—	$—	$203,862,916
Exchange Traded Funds	6,740,480	—	—	6,740,480
Foreign Common Stock	1,800,225	—	—	1,800,225
Derivative Investments:
Warrants	—	—	0	0
Securities Lending Collateral	—	10,840,914	—	10,840,914
Short Term Investments	—	3,799,986	—	3,799,986

Total Investments(a)	$212,403,621	$14,640,900	$0	$227,044,521

(a) Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

September 28, 2012

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Fund to be subject to larger short-term declines in value.

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Exchange Traded Fund (ETF) shares can be bought and sold on the secondary market at market prices. Although, it is expected that the market price of an ETF share typically will approximate its NAV, there may be times when the market price and the NAV vary significantly. Thus, the Fund may pay more or less than NAV when it buys ETF shares on the secondary market, and the Fund may receive more or less than NAV when it sells those shares.

The Fund’s underlying ETF may invest in stocks, which may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the underlying ETF to be subject to larger short-term declines in value.

Illiquid Securities

The Fund may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of the Great-West Funds, may invest in repurchase agreement transactions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO).

September 28, 2012

Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Fund’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Fund intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and State tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Fund’s State tax returns may remain open for an additional year depending on the jurisdiction.

Application of Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Fund’s financial position or the results of its operations.

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Fund’s financial position or the results of its operations.

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund will adopt ASU No. 2011-11 for its fiscal year beginning January 1, 2013. At this time, the Fund is evaluating the impact, if any, of ASU No. 2011-11 on the financial statements and related disclosures.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 28, 2012, the U.S. Federal income tax cost basis was $183,749,162. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $48,740,074 and gross depreciation of securities in which there was an excess of tax cost over value of $5,444,715 resulting in net appreciation of $43,295,359.

3. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from

September 28, 2012

lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of September 28, 2012 the Fund had securities on loan valued at $10,589,500 and received collateral of $10,840,914 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Great-West Funds and in the event of a default by the counterparty, all Funds would share ratably in the collateral.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL GROWTH FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

COMMON STOCK
Basic Materials — 10.97%
41,672	Air Liquide SA (a)	$5,165,287
68,915	Akzo Nobel NV (a)	3,891,409
523	Givaudan SA (a)	496,539
40,107	Linde AG (a)	6,912,833
82,510	Rio Tinto PLC (a)	3,857,447
105,500	Shin-Etsu Chemical Co Ltd (a)	5,929,003

		26,252,518

Communications — 4.65%
1,382,000	China Unicom Hong Kong Ltd (a)	2,252,122
40,830	MTN Group Ltd (a)	788,228
1,033	NTT DOCOMO Inc (a)	1,668,993
395,604	Singapore Telecommunications Ltd (a)	1,030,133
49,920	Tim Participacoes SA ADR	959,462
325,318	WPP PLC (a)	4,428,495

		11,127,433

Consumer, Cyclical — 12.80%
466,910	Compass Group PLC (a)	5,157,578
58,950	Delphi Automotive PLC (b)	1,827,450
138,400	Denso Corp (a)(c)	4,348,591
71,410	Hennes & Mauritz AB Class B (a)	2,485,295
152,200	Honda Motor Co Ltd (a)	4,703,795
56,600	Lawson Inc (a)	4,344,869
2,148,400	Li & Fung Ltd (a)	3,312,950
29,662	LVMH Moet Hennessy Louis Vuitton SA (a)	4,452,804

		30,633,332

Consumer, Non-cyclical — 24.76%
90,597	Bayer AG (a)	7,790,405
67,286	Beiersdorf AG (a)	4,941,805
77,976	Danone SA (a)	4,797,787
168,373	Diageo PLC (a)	4,739,724
794,683	Hays PLC (a)	991,408
105,838	Heineken NV (a)	6,309,020
27,385	Merck KGaA (a)	3,380,485
129,847	Nestle SA (a)	8,193,005
43,835	Pernod-Ricard SA (a)	4,916,996
124,822	Randstad Holding NV (a)	4,148,825
70,572	Reckitt Benckiser Group PLC (a)	4,064,841
20,781	Roche Holding AG (a)	3,887,017
10,594	Sonova Holding AG (a)	1,071,906

		59,233,224

Energy — 4.94%
112,295	BG Group PLC (a)	2,271,356
453,000	CNOOC Ltd (a)	919,744
705	Inpex Corp (a)	4,191,047
128,273	Royal Dutch Shell PLC Class A (a)	4,444,406

		11,826,553

Shares		Value

Financial — 21.18%
715,000	AIA Group Ltd (a)	$2,649,384
310,644	Banco Santander SA (a)	2,318,773
461,044	Barclays PLC (a)	1,600,656
367,900	BM&FBovespa SA	2,215,839
142,000	DBS Group Holdings Ltd (a)	1,658,596
14,582	Deutsche Boerse AG (a)	806,934
71,190	Grupo Financiero Santander Mexico SAB de CV ADR Class B (b)	975,303
873,767	HSBC Holdings PLC (a)	8,115,691
111,710	ICICI Bank Ltd Sponsored ADR	4,484,039
490,180	ING Groep NV (a)(b)	3,882,325
122,070	Itau Unibanco Holding SA ADR	1,865,229
98,187	Julius Baer Group Ltd (a)	3,424,862
8,975	Komercni Banka AS (a)	1,781,580
258,167	QBE Insurance Group Ltd (a)	3,447,901
231,709	Standard Chartered PLC (a)	5,248,414
30,456	Swiss Re AG (a)	1,959,655
241,567	UBS AG (a)	2,941,504
50,180	Westpac Banking Corp (a)	1,286,659

		50,663,344

Industrial — 10.12%
65,720	Canadian National Railway Co	5,798,476
20,500	FANUC Corp (a)	3,299,647
724,000	Hon Hai Precision Industry Co Ltd (a)	2,266,878
127,000	Hoya Corp (a)	2,786,147
5,210	Kuehne + Nagel International AG (a)	589,582
71,649	Legrand SA (a)	2,700,710
72,575	Schneider Electric SA (a)	4,290,881
147,389	Smiths Group PLC (a)	2,473,505

		24,205,826

Technology — 8.50%
144,925	Amadeus IT Holding SA Class A (a)	3,378,774
97,050	Canon Inc (a)	3,115,082
42,050	Check Point Software Technologies Ltd (b)	2,025,128
13,275	Dassault Systemes SA (a)	1,394,724
9,210	Infosys Ltd Sponsored ADR (c)	447,054
3,596	Samsung Electronics Co Ltd GDR (a)(d)	2,168,933
61,117	SAP AG (a)	4,349,294
218,127	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	3,450,769

		20,329,758

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL GROWTH FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

Utilities — 0.44%
22,273	Red Electrica Corp SA (a)	$1,055,658

TOTAL COMMON STOCK — 98.36% (Cost $213,304,544)		$235,327,646

Principal Amount

SECURITIES LENDING COLLATERAL
$ 699,791	Undivided interest of 1.16% in a repurchase agreement (principal amount/value $60,600,000 with a maturity value of $60,601,061) with Goldman Sachs & Co., 0.21%, dated 9/28/12, to be repurchased at $699,791 on 10/1/12, collateralized by various U.S. Government Agency Securities, 2.50% - 5.30%, 7/1/13 - 9/1/42, with a value of $61,812,001.	699,791

523,916	Undivided interest of 4.85% in a repurchase agreement (principal amount/value $10,822,135 with a maturity value of $10,822,315) with Credit Suisse Securities (USA) LLC, 0.20%, dated 9/28/12, to be repurchased at $523,916 on 10/1/12, collateralized by U.S. Treasury, 0.13% - 2.63%, 7/15/14 - 1/15/29, with a value of $11,038,614.	523,916

699,791	Undivided interest of 2.57% in a repurchase agreement (principal amount/value $27,293,676 with a maturity value of $27,294,245) with BNP Paribas Securities Corp, 0.25%, dated 9/28/12, to be repurchased at $699,791 on 10/1/12, collateralized by various U.S. Government Agency Securities, 2.50% - 5.00%, 4/1/26 - 9/1/42, with a value of $27,839,550.	699,791

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 699,791	Undivided interest of 1.38% in a repurchase agreement (principal amount/value $50,900,000 with a maturity value of $50,901,018) with HSBC Securities (USA) Inc, 0.24%, dated 9/28/12, to be repurchased at $699,791 on 10/1/12, collateralized by Federal National Mortgage Association, 3.50% - 6.00%, 12/1/26 - 3/1/42, with a value of $51,918,295.	$699,791

699,790	Undivided interest of 1.13% in a repurchase agreement (principal amount/value $61,800,000 with a maturity value of $61,801,030) with Merrill Lynch, Pierce, Fenner & Smith, 0.20%, dated 9/28/12, to be repurchased at $699,790 on 10/1/12, collateralized by Government National Mortgage Association, 3.50% - 4.50%, 5/20/41 - 9/20/41, with a value of $63,036,000.	699,790

TOTAL SECURITIES LENDING COLLATERAL — 1.39% (Cost $3,323,079)		$3,323,079

SHORT TERM INVESTMENTS
1,000,000	Federal Farm Credit Banks Funding Corp 0.01%, 10/01/2012	1,000,000
1,399,992	Federal Home Loan Bank 0.05%, 10/03/2012	1,399,992

TOTAL SHORT TERM INVESTMENTS — 1.00% (Cost $2,399,992)		$2,399,992

TOTAL INVESTMENTS — 100.75% (Cost $219,027,615)		$241,050,717

OTHER ASSETS & LIABILITIES, NET — (0.75)%		$(1,786,076)

TOTAL NET ASSETS — 100.00%		$239,264,641

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL GROWTH FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

(a)	Foreign security is fair valued under procedures adopted by the Board of Directors.
(b)	Non-income producing security.
(c)	A portion or all of the security is on loan at September 28, 2012.
(d)	Restricted security; at September 28, 2012, the aggregate cost and market value of restricted securities was $1,414,380 and $2,168,933, respectively, representing 0.91% of net assets.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL GROWTH FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Summary of Investments by Country as of September 28, 2012.

Country	Value	Percentage of Fund Investments

Australia	$4,734,560	1.96%
Brazil	5,040,530	2.09
Canada	5,798,476	2.41
China	919,744	0.38
Czech Republic	1,781,580	0.74
France	27,719,189	11.50
Germany	28,181,756	11.69
Hong Kong	8,214,456	3.41
India	4,931,093	2.05
Ireland	4,428,495	1.84
Israel	2,025,128	0.84
Japan	34,387,174	14.27
Mexico	975,303	0.40
Netherlands	22,675,985	9.41
Singapore	2,688,729	1.11
South Africa	788,228	0.33
South Korea	2,168,933	0.90
Spain	6,753,205	2.80
Sweden	2,485,295	1.03
Switzerland	22,564,070	9.36
Taiwan	5,717,647	2.37
United Kingdom	40,348,070	16.74
United States	5,723,071	2.37

Total	$241,050,717	100.00%

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL GROWTH FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (the Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds changed its name from Maxim Series Fund, Inc on September 24, 2012 and presently consists of sixty-three funds. Interests in the Great-West MFS International Growth Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of the Great-West Funds. Effective September 24, 2012, Maxim MFS International Growth Portfolio’s name changed to Great-West MFS International Growth Fund. The investment objective of the Fund is to seek long-term growth of capital. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of the Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Great-West Funds.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Foreign)	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair

September 28, 2012

values based on significant market movement and various index data.

Securities Lending Collateral	Matures next business day and therefore priced at par.

Short Term Investments

Amortized cost, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. For this Fund, Level 2 securities include certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of September 28, 2012, the inputs used to value the Fund’s investments are detailed in the following table.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:
Foreign Common Stock	$24,048,749	$211,278,897	$—	$235,327,646
Securities Lending Collateral	—	3,323,079	—	3,323,079
Short Term Investments	—	2,399,992	—	2,399,992

Total Investments(a)	$24,048,749	$217,001,968	$0	$241,050,717

(a) Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

The Fund recognizes transfers between levels as of the beginning of the reporting period. As of September 28, 2012, the following transfers were recognized between valuation levels.

Investments	Market Value of Transfer	Reason for Transfer

Consumer, Non-cyclical	$6,309,020	Transferred from Level 1 to Level 2 due to utilizing a foreign fair value price. As of the prior reporting period end, the security utilized a market closing price.

Financial	$1,781,580	Transferred from Level 1 to Level 2 due to utilizing a foreign fair value price. As of the prior reporting period end, the security utilized a market closing price.

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

September 28, 2012

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Fund to be subject to larger short-term declines in value.

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Foreign Currency Translations

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Restricted Securities

The Fund may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board-approved guidelines established in the Great-West Funds Policy and Procedures regarding Liquidity.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of the Great-West Funds, may invest in repurchase agreement transactions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

September 28, 2012

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Fund’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Fund intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and State tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Fund’s State tax returns may remain open for an additional year depending on the jurisdiction.

Application of Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Fund’s financial position or the results of its operations.

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Fund’s financial position or the results of its operations.

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund will adopt ASU No. 2011-11 for its fiscal year beginning January 1, 2013. At this time, the Fund is evaluating the impact, if any, of ASU No. 2011-11 on the financial statements and related disclosures.

2. UNREALIZED APPRECIATION (DEPRECIATION)

September 28, 2012

At September 28, 2012, the U.S. Federal income tax cost basis was $223,953,603. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $32,384,575 and gross depreciation of securities in which there was an excess of tax cost over value of $15,287,461 resulting in net appreciation of $17,097,114.

3. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. As of September 28, 2012 the Fund had securities on loan valued at $3,176,224 and received collateral of $3,323,079 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Great-West Funds and in the event of a default by the counterparty, all funds would share ratably in the collateral.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL VALUE FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

COMMON STOCK
Basic Materials — 3.56%
13,738	Brenntag AG (a)	$1,760,365
2,905	Givaudan SA (a)	2,758,019
47,200	Shin-Etsu Chemical Co Ltd (a)	2,652,597
56,379	Symrise AG (a)	1,911,320

		9,082,301

Communications — 16.27%
502,000	China Unicom Hong Kong Ltd (a)	818,064
167,800	Deutsche Telekom AG (a)	2,063,566
1,405	Fuji Media Holdings Inc (a)	2,298,526
131,400	KDDI Corp (a)(b)	10,191,707
98,363	Koninklijke KPN NV (a)	748,762
142,600	Nippon Television Holdings Inc (a)	2,095,067
338,601	Nokia OYJ (a)(b)	878,742
2,153	NTT DOCOMO Inc (a)	3,478,550
149,090	Pearson PLC (a)	2,912,095
294,579	TDC A/S (a)	2,149,315
2,913,613	Telecom Italia SpA (a)	2,552,281
465,469	Telefonaktiebolaget LM Ericsson Class B (a)	4,245,582
81,948	UBM PLC (a)	927,579
2,161,463	Vodafone Group PLC (a)	6,140,356

		41,500,192

Consumer, Cyclical — 5.30%
395,490	Compass Group PLC (a)	4,368,659
685,989	Esprit Holdings Ltd (a)(b)	1,051,439
49,200	Lawson Inc (a)	3,776,812
12,500	Nintendo Co Ltd (a)	1,587,787
18,000	Sankyo Co Ltd (a)	837,418
17,840	USS Co Ltd (a)(b)	1,884,074

		13,506,189

Consumer, Non-cyclical — 31.03%
64,707	Bayer AG (a)	5,564,133
138,702	Brambles Ltd (a)	1,005,067
114,037	British American Tobacco PLC (a)	5,858,706
211,177	Bunzl PLC (a)	3,783,616
115,509	Danone SA (a)	7,107,156
288,446	GlaxoSmithKline PLC (a)	6,655,777
123,756	Heineken NV (a)	7,377,115
20,900	Hisamitsu Pharmaceutical Co Inc (a)(b)	1,156,734
33,700	Ito En Ltd (a)(c)	672,645
208,100	Japan Tobacco Inc (a)	6,229,213
230,000	Kao Corp (a)	6,762,293
40,400	Kobayashi Pharmaceutical Co Ltd (a)(b)	2,155,863
44,600	Kose Corp (a)	1,038,965
100,563	Nestle SA (a)	6,345,261
36,800	Nihon Kohden Corp (a)	1,277,688
93,967	Reckitt Benckiser Group PLC (a)	5,412,359
34,149	Roche Holding AG (a)	6,387,457
24,051	Sanofi (a)	2,058,200

Shares		Value

Consumer, Non-cyclical — (continued)
50,000	Santen Pharmaceutical Co Ltd (a)	$2,293,494

		79,141,742

Energy — 6.00%
863,130	BP PLC (a)	6,084,281
386,139	Cairn Energy PLC (a)(c)	1,719,056
216,360	Royal Dutch Shell PLC Class A (a)	7,496,447

		15,299,784

Financial — 17.81%
142,633	Amlin PLC (a)	930,123
145,593	Catlin Group Ltd (a)	1,120,591
160,000	Chiba Bank Ltd (a)	930,116
627,000	Daiwa Securities Group Inc (a)(b)	2,381,527
56,480	Delta Lloyd NV (a)	858,841
162,195	Deutsche Wohnen AG (a)	2,851,577
233,516	DNB ASA (a)	2,860,565
10,145	Euler Hermes SA (a)	670,477
59,639	GSW Immobilien AG (a)	2,214,464
158,000	Hachijuni Bank Ltd (a)	876,003
255,963	Hiscox Ltd (a)	2,011,534
696,879	HSBC Holdings PLC (a)	6,472,726
286,367	ING Groep NV (a)(c)	2,268,085
112,778	Jardine Lloyd Thompson Group PLC (a)	1,395,257
226,000	Joyo Bank Ltd (a)(b)	1,105,266
34,438	Julius Baer Group Ltd (a)	1,201,232
15,719	Jyske Bank A/S (a)(c)	465,253
209,900	Sapporo Hokuyo Holdings Inc (a)(b)	594,491
75,900	Sumitomo Mitsui Financial Group Inc (a)	2,364,906
64,139	Swiss Re AG (a)	4,126,948
25,575	Sydbank A/S (a)(c)	482,873
125,140	TAG Immobilien AG (b)	1,331,999
516,228	UniCredit SpA (a)(c)	2,148,201
83,992	Unione di Banche Italiane SCPA (a)	311,471
13,897	Zurich Insurance Group AG (a)	3,464,625

		45,439,151

Industrial — 8.33%
781,303	Cobham PLC (a)	2,801,332
8,742	Geberit AG (a)	1,904,032
47,100	Glory Ltd (a)	1,103,753
264,953	Halma PLC (a)	1,816,147
12,700	Hirose Electric Co Ltd (a)(b)	1,421,707
223,500	Konica Minolta Holdings Inc (a)	1,719,317
85,647	Legrand SA (a)	3,228,346
8,568	Schindler Holding AG (a)	1,054,911
53,285	Spectris PLC (a)	1,488,359
148,000	Venture Corp Ltd (a)	968,766
236,200	Yamato Holdings Co Ltd (a)	3,735,646

		21,242,316

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL VALUE FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

Technology — 7.32%
160,865	Amadeus IT Holding SA Class A (a)	$3,750,399
24,574	ASM International NV (a)	826,611
113,020	Asustek Computer Inc (a)	1,223,487
165,649	Computershare Ltd (a)	1,421,239
40,573	Neopost SA (a)	2,244,465
118,500	Nomura Research Institute Ltd (a)	2,442,101
8,750	Obic Co Ltd (a)	1,830,729
1,198	Samsung Electronics Co Ltd (a)	1,443,708
219,980	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	3,480,084

		18,662,823

TOTAL COMMON STOCK — 95.62% (Cost $209,167,031)		$243,874,498

PREFERRED STOCK
Consumer, Non-cyclical — 2.15%
69,008	Henkel AG & Co KGaA (a)	5,497,081

TOTAL PREFERRED STOCK — 2.15% (Cost $3,094,444)		$5,497,081

Contract Value

PURCHASED OPTIONS
8,514,047	Euro Dollar Call, strike price 121.25, expiration date March 2013	2,675
794,782,738	Japanese Yen Put, strike price 85.7, expiration date July 2013	58,249
156,547,198	Japanese Yen Put, strike price 90.7, expiration date March 2013	1,032

		61,956

TOTAL PURCHASED OPTIONS — 0.02% (Cost $358,195)		$61,956

Principal Amount		Value

SECURITIES LENDING COLLATERAL
$ 1,999,612	Undivided interest of 3.24% in a repurchase agreement (principal amount/value $61,800,000 with a maturity value of $61,801,030) with Merrill Lynch, Pierce, Fenner & Smith, 0.20%, dated 9/28/12, to be repurchased at $1,999,612 on 10/1/12, collateralized by Government National Mortgage Association, 3.50% - 4.50%, 5/20/41 - 9/20/41, with a value of $63,036,000.	$1,999,612

2,094,750	Undivided interest of 9.60% in a repurchase agreement (principal amount/value $21,824,269 with a maturity value of $21,824,687) with RBC Capital Markets Corp, 0.23%, dated 9/28/12, to be repurchased at $2,094,750 on 10/1/12, collateralized by various U.S. Government Agency Securities, 1.94% - 8.00%, 1/1/13 - 10/1/42, with a value of $22,260,754.	2,094,750

2,999,419	Undivided interest of 11.02% in a repurchase agreement (principal amount/value $27,293,676 with a maturity value of $27,294,245) with BNP Paribas Securities Corp, 0.25%, dated 9/28/12, to be repurchased at $2,999,419 on 10/1/12, collateralized by various U.S. Government Agency Securities, 2.50% - 5.00%, 4/1/26 - 9/1/42, with a value of $27,839,550.	2,999,419

2,999,419	Undivided interest of 5.90% in a repurchase agreement (principal amount/value $50,900,000 with a maturity value of $50,901,018) with HSBC Securities (USA) Inc, 0.24%, dated 9/28/12, to be repurchased at $2,999,419 on 10/1/12, collateralized by Federal National Mortgage Association, 3.50% - 6.00%, 12/1/26 - 3/1/42, with a value of $51,918,295.	2,999,419

TOTAL SECURITIES LENDING COLLATERAL — 3.96% (Cost $10,093,200)		$10,093,200

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL VALUE FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Principal Amount		Value

SHORT TERM INVESTMENTS
$ 1,999,999	Federal Farm Credit Banks Funding Corp 0.01%, 10/01/2012	$1,999,999
1,999,989	Federal Home Loan Bank 0.05%, 10/03/2012	1,999,989

TOTAL SHORT TERM INVESTMENTS — 1.57% (Cost $3,999,988)		$3,999,988

TOTAL INVESTMENTS — 103.32% (Cost $226,712,858)		$263,526,723

OTHER ASSETS & LIABILITIES, NET — (3.32)%		$(8,471,351)

TOTAL NET ASSETS — 100.00%		$255,055,372

(a)	Foreign security is fair valued under procedures adopted by the Board of Directors.
(b)	A portion or all of the security is on loan at September 28, 2012.
(c)	Non-income producing security.
ADR	American Depositary Receipt

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL VALUE FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Summary of Investments by Country as of September 28, 2012.

Country	Value	Percentage of Fund Investments

Australia	$2,426,306	0.92%
Bermuda	3,132,125	1.19
Denmark	3,097,441	1.18
Finland	878,742	0.33
France	16,360,083	6.21
Germany	23,194,505	8.80
Hong Kong	818,064	0.31
Ireland	927,579	0.35
Italy	5,011,953	1.90
Japan	70,954,276	26.92
Netherlands	19,575,861	7.43
Norway	2,860,565	1.09
Singapore	968,766	0.37
South Korea	1,443,708	0.55
Spain	3,750,399	1.42
Sweden	4,245,582	1.61
Switzerland	27,242,485	10.34
Taiwan	4,703,571	1.78
United Kingdom	57,841,524	21.95
United States	14,093,188	5.35

Total	$263,526,723	100.00%

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL VALUE FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (the Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds changed its name from Maxim Series Fund, Inc on September 24, 2012 and presently consists of sixty-three funds. Interests in the Great-West MFS International Value Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of the Great-West Funds. Effective September 24, 2012, Maxim MFS International Value Portfolio’s name changed to Great-West MFS International Value Fund. The investment objective of the Fund is to seek long-term growth of capital. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of the Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Great-West Funds.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Foreign)	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair

September 28, 2012

values based on significant market movement and various index data.

Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Derivative Investments:
Purchased Options	Reported trades, option models, swap curves, currency volatility, net present value of cash flows.

Securities Lending Collateral	Matures next business day and therefore priced at par.

Short Term Investments

Amortized cost, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. For this Fund, Level 2 securities include certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of September 28, 2012, the inputs used to value the Fund’s investments are detailed in the following table.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:
Foreign Common Stock	$4,812,083	$239,062,415	$—	$243,874,498
Preferred Stock	—	5,497,081	—	5,497,081
Derivative Investments:
Purchased Options	—	61,956	—	61,956
Securities Lending Collateral	—	10,093,200	—	10,093,200
Short Term Investments	—	3,999,988	—	3,999,988

Total Investments(a)	$4,812,083	$258,714,640	$0	$263,526,723

(a) Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

September 28, 2012

The Fund recognizes transfers between levels as of the beginning of the reporting period. As of September 28, 2012, the following transfers were recognized between valuation levels.

Investments	Market Value of Transfer	Reason for Transfer

Consumer, Non-cyclical	$7,377,115	Transferred from Level 1 to Level 2 due to utilizing a foreign fair value price. As of the prior reporting period end, the security utilized a market closing price.

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Fund to be subject to larger short-term declines in value.

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Foreign Currency Translations

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Options

As part of its investment strategy the Fund purchases options. When the Fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 28, 2012

The Fund, along with certain other funds of the Great-West Funds, may invest in repurchase agreement transactions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Fund’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Fund intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and State tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Fund’s State tax returns may remain open for an additional year depending on the jurisdiction.

Application of Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Fund’s financial position or the results of its operations.

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Fund’s financial position or the results of its operations.

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is

September 28, 2012

effective for interim or annual periods beginning on or after January 1, 2013. The Fund will adopt ASU No. 2011-11 for its fiscal year beginning January 1, 2013. At this time, the Fund is evaluating the impact, if any, of ASU No. 2011-11 on the financial statements and related disclosures.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 28, 2012, the U.S. Federal income tax cost basis was $229,538,486. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $46,923,811 and gross depreciation of securities in which there was an excess of tax cost over value of $12,935,574 resulting in net appreciation of $33,988,237.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency, or index at a specified price at a specified date or within a specified period of time. Purchased call options are used to seek to reduce exposure to an anticipated increase in the dollar cost of securities or currency to be acquired, or to increase the Fund’s exposure to an underlying instrument. Purchased put options are used to seek to reduce exposure to a decline in the value of Fund securities or currency. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market or, for over-the-counter options, because of the counterparty’s inability or unwillingness to perform.

The Fund held an average notional value of $986,162,355 on options for the reporting period.

4. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. As of September 28, 2012 the Fund had securities on loan valued at $9,545,844 and received collateral of $10,093,200 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Great-West Funds and in the event of a default by the counterparty, all funds would share ratably in the collateral.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST MONEY MARKET FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Principal Amount		Value

BONDS AND NOTES
Asset-Backed Securities — 4.09%
$ 41,406	Federal Home Loan Mortgage Corp Float Series T20, Class A7 0.52%, 12/25/2029 (a)	$41,406
	Federal National Mortgage Association
4,000,000	0.25%,10/18/2012 (a)	4,000,359
15,000,000	0.24%,11/23/2012 (a)	15,002,661

		19,044,426

Financial — 0.79%
3,700,000	Citigroup Funding Inc 1.88%, 10/22/2012	3,704,218

Foreign Government Obligations — 0.21%
1,000,000	Inter-American Development Bank 1.75%, 10/22/2012	1,000,912

U.S. Government Agency Obligations — 0.21%
930,000	Tennessee Valley Authority 6.00%, 03/15/2013	955,028

U.S. Treasury Bonds and Notes — 2.05%
	United States Treasury Note/Bond
1,900,000	1.75%,04/15/2013	1,913,473
3,600,000	2.50%,03/31/2013	3,641,240
4,000,000	1.00%,07/15/2013	4,024,284

		9,578,997

TOTAL BONDS AND NOTES — 7.35%
(Cost $34,283,581)		$34,283,581

SHORT TERM INVESTMENTS
	Federal Farm Credit Banks Funding Corp
30,000,000	0.11%,12/07/2012	29,993,675
6,800,000	0.11%,12/12/2012	6,798,462
	Federal Home Loan Bank
15,000,000	0.11%,10/05/2012	14,999,725
7,000,000	0.12%,11/13/2012	6,998,994
13,000,000	0.12%,11/14/2012	12,998,090
	Federal Home Loan Mortgage Corp
8,097,000	0.06%,10/22/2012	8,096,690
2,000,000	0.09%,10/23/2012	1,999,880
4,000,000	0.10%,10/30/2012	3,999,656
10,360,000	0.13%,11/26/2012	10,357,896
	Federal National Mortgage Association
31,200,000	0.10%,10/01/2012	31,199,830
16,000,000	0.08%,10/12/2012	15,999,538

Principal Amount		Value

Short Term Investments — (continued)
$ 25,000,000	0.09%, 10/15/2012	$24,999,000
7,100,000	0.07%, 10/17/2012	7,099,751
23,000,000	0.09%, 10/18/2012	22,998,907
10,000,000	0.08%, 10/22/2012	9,999,489
32,500,000	0.09%, 10/24/2012	32,497,969
15,000,000	0.08%, 11/01/2012	14,998,900
15,700,000	0.12%, 11/14/2012	15,697,693
12,700,000	0.13%, 11/15/2012	12,697,844
16,000,000	0.10%, 11/21/2012	15,997,644
20,000,000	Tennessee Valley Authority
	0.11%, 10/11/2012	19,999,300
	U.S. Treasury Bills
30,000,000	0.10%, 10/04/2012	29,999,579
15,000,000	0.08%, 11/01/2012	14,998,865

23,000,000	Repurchase agreement (principal amount/value $23,000,000 with a maturity value of $23,000,307) with Merrill Lynch, Pierce, Fenner & Smith, 0.16%, dated 9/28/12, to be repurchased at $23,000,307 on 10/1/12, collateralized by Federal Home Loan Mortgage Corp, 4.50%, 8/1/41, with a value of $23,460,001.	23,000,000

23,000,000	Repurchase agreement (principal amount/value $23,000,000 with a maturity value of $23,000,383) with Credit Suisse, 0.20%, dated 9/28/12, to be repurchased at $23,000,383 on 10/1/12, collateralized by U.S. Treasury, 1.38%, 11/30/15, with a value of $23,463,576.	23,000,000

18,690,000	Undividend interest of 27.86% in a repurchase agreement (principal amount/value $67,080,000 with a maturity value of $67,081,398) with Cantor Fitzgerald & Co, 0.25%, dated 9/28/12, to be repurchased at $18,690,389 on 10/1/12, collateralized by Federal National Mortgage Association, 4.00% - 4.50%, 6/1/30 - 5/1/31, with a value of $68,421,601.	18,690,000

TOTAL SHORT TERM INVESTMENTS — 92.26%
(Cost $430,117,377)		$430,117,377

TOTAL INVESTMENTS — 99.61%
(Cost $464,400,958)		$464,400,958

OTHER ASSETS & LIABILITIES, NET — 0.39%		$1,796,699

TOTAL NET ASSETS — 100.00%		$466,197,657

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST MONEY MARKET FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

(a)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2012.

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST MONEY MARKET FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (the Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds changed its name from Maxim Series Fund, Inc on September 24, 2012 and presently consists of sixty-three funds. Interests in the Great-West Money Market Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of the Great-West Funds. Effective September 24, 2012, the Maxim Money Market Portfolio’s name changed to Great-West Money Market Fund. The investment objective of the Fund is to seek as high a level of current income as is consistent with the preservation of capital and liquidity. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of the Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Great-West Funds.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

Investments held by the Fund are valued at the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of September 28, 2012, 100% of the Fund’s investments are valued using amortized cost. Amortized cost closely approximates a security’s current fair value, but since the value is not derived from a quoted price in an active market, amortized securities are considered to be valued using Level 2 inputs. A breakdown of the Fund’s investment classifications is included in the Schedule of Investments. The Fund recognizes transfers as of the beginning of the reporting period.

September 28, 2012

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

Changing interest rates, changes in credit quality of the issuers, changes in credit ratings of the securities and general market conditions may affect the value and liquidity of securities held by the Fund. Changes in credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the Fund could cause the values of these securities to decline.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities. The prices of asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of the Great-West Funds, may invest in repurchase agreement transactions that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared daily and paid monthly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Fund’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Fund intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and State tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Fund’s State tax returns may remain open for an additional year depending on the jurisdiction.

Application of Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the

September 28, 2012

financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Fund’s financial position or the results of its operations.

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Fund’s financial position or the results of its operations.

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund will adopt ASU No. 2011-11 for its fiscal year beginning January 1, 2013. At this time, the Fund is evaluating the impact, if any, of ASU No. 2011-11 on the financial statements and related disclosures.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM EQUITY INCOME FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Principal Amount		Value

BONDS AND NOTES
Consumer, Cyclical — 0.32%
$ 528,000	WESCO International Inc 6.00%, 09/15/2029	$1,131,570

Financial — 0.34%
1,805,000	MGIC Investment Corp 5.00%, 05/01/2017	1,227,400

TOTAL BONDS AND NOTES — 0.66% (Cost $2,565,414)		$2,358,970

Shares

COMMON STOCK
Basic Materials — 3.08%
46,740	Ashland Inc	3,346,584
27,300	Celanese Corp Series A	1,034,943
71,090	International Paper Co	2,581,989
77,200	LyondellBasell Industries Class A	3,988,152

		10,951,668

Communications — 11.81%
433,450	Cisco Systems Inc	8,274,560
297,350	Comcast Corp Class A	10,347,780
275,230	Interpublic Group of Cos Inc	3,060,558
47,930	McGraw-Hill Cos Inc	2,616,499
198,210	Time Warner Inc	8,984,859
54,030	Verizon Communications Inc	2,462,147
218,400	Vodafone Group PLC Sponsored ADR	6,223,308

		41,969,711

Consumer, Cyclical — 5.51%
23,360	Autoliv Inc (a)	1,447,619
9,800	Best Buy Co Inc (a)	168,462
127,000	CVS Caremark Corp	6,149,340
116,160	Ford Motor Co	1,145,338
137,000	Hasbro Inc (a)	5,229,290
20,900	Johnson Controls Inc	572,660
1,400	Kohl’s Corp	71,708
22,200	Newell Rubbermaid Inc	423,798
84,220	TRW Automotive Holdings Corp (b)	3,681,256
19,000	Walgreen Co	692,360

		19,581,831

Consumer, Non-cyclical — 20.99%
18,890	Aetna Inc	748,044
88,590	Avon Products Inc	1,413,011
144,000	Baxter International Inc	8,677,440
25,500	Bunge Ltd	1,709,775
131,700	Cigna Corp	6,212,289
142,100	Coca-Cola Enterprises Inc	4,443,467
69,950	Covidien PLC	4,156,429
6,200	Dr Pepper Snapple Group Inc	276,086

Shares		Value

Consumer, Non-cyclical — (continued)
201,500	Eli Lilly & Co	$9,553,115
11,600	GlaxoSmithKline PLC Sponsored ADR	536,384
41,340	Jarden Corp	2,184,406
109,130	Johnson & Johnson	7,520,148
57,630	Kimberly-Clark Corp	4,943,501
34,000	Kroger Co	800,360
101,100	Merck & Co Inc	4,559,610
284,290	Pfizer Inc	7,064,606
14,550	Philip Morris International Inc	1,308,627
94,400	St Jude Medical Inc	3,977,072
18,600	UnitedHealth Group Inc	1,030,626
72,500	Western Union Co	1,320,950
31,700	Zimmer Holdings Inc	2,143,554

		74,579,500

Energy — 15.33%
15,600	Apache Corp	1,348,932
1,800	Chevron Corp	209,808
25,200	Eni SpA Sponsored ADR	1,104,768
85,800	Exxon Mobil Corp	7,846,410
80,400	Hess Corp	4,319,088
371,200	Marathon Oil Corp	10,976,384
199,800	Marathon Petroleum Corp	10,907,082
11,500	Noble Energy Inc	1,066,165
8,600	Occidental Petroleum Corp	740,116
136,190	Royal Dutch Shell PLC ADR	9,452,948
15,450	Total SA (c)	772,294
180,000	Valero Energy Corp	5,702,400

		54,446,395

Financial — 22.59%
32,770	Aflac Inc	1,569,028
22,100	American Capital Agency Corp REIT	764,439
95,400	American International Group Inc (b)	3,128,166
46,300	Aon PLC	2,421,027
18,600	Bank of America Corp	164,238
12,100	Berkshire Hathaway Inc Class B (b)	1,067,220
99,700	Capital One Financial Corp	5,683,897
593,760	Chimera Investment Corp REIT	1,609,090
81,000	Citigroup Inc	2,650,320
41,700	Discover Financial Services	1,656,741
14,340	Everest Re Group Ltd	1,533,806
20,700	Hartford Financial Services Group Inc	402,408
43,700	Hatteras Financial Corp REIT	1,231,903
69,800	Invesco Ltd	1,744,302
224,800	JPMorgan Chase & Co	9,099,904
219,730	MetLife Inc	7,571,896
445,783	MFA Financial Inc REIT	3,789,156
48,050	PartnerRe Ltd	3,569,154
34,016	Popular Inc (b)	592,899
24,540	Prudential Financial Inc	1,337,675
165,420	State Street Corp	6,941,023
204,110	Validus Holdings Ltd	6,921,370
295,510	Wells Fargo & Co	10,203,960

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM EQUITY INCOME FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

Financial — (continued)
37,300	Willis Group Holdings PLC	$1,377,116
134,744	XL Group PLC	3,237,898

		80,268,636

Industrial — 7.87%
6,600	3M Co	609,972
31,170	Energizer Holdings Inc	2,325,594
40,800	General Electric Co	926,568
11,700	Honeywell International Inc	699,075
33,660	L-3 Communications Holdings Inc	2,413,759
122,810	Northrop Grumman Corp	8,158,268
30,200	Owens Corning (b)	1,010,492
20,800	Raytheon Co	1,188,928
51,600	Sealed Air Corp	797,736
21,900	Stanley Black & Decker Inc	1,669,875
56,100	Thermo Fisher Scientific Inc	3,300,363
25,700	Timken Co	955,012
69,470	Tyco International Ltd	3,908,382

		27,964,024

Technology — 4.13%
200,800	Advanced Micro Devices Inc (a)(b)	676,696
12,800	CA Inc	329,792
52,840	Dun & Bradstreet Corp	4,207,121
6,800	KLA-Tencor Corp	324,394
71,400	Microsoft Corp	2,126,292
57,600	Oracle Corp	1,813,824
95,900	Texas Instruments Inc	2,642,045
349,340	Xerox Corp	2,564,155

		14,684,319

Utilities — 2.82%
403,230	AES Corp (b)	4,423,433
30,000	Ameren Corp	980,100
20,900	Entergy Corp	1,448,370
164,570	NV Energy Inc	2,963,906
7,100	PPL Corp	206,255

		10,022,064

TOTAL COMMON STOCK — 94.13% (Cost $296,166,083)		$334,468,148

PREFERRED STOCK
Financial — 2.78%
296,020	2010 Swift Mandatory Common Exchange Security Trust (d)(e)	2,566,316
75,474	Citigroup Inc	7,312,676

		9,878,992

Shares		Value

Utilities — 1.69%
109,058	PPL Corp	$5,982,922

TOTAL PREFERRED STOCK — 4.47% (Cost $16,474,784)		$15,861,914

Principal Amount		Value

SECURITIES LENDING COLLATERAL
$ 455,496	Undivided interest of 10.55% in a repurchase agreement (principal amount/value $4,316,949 with a maturity value of $4,317,021) with RBC Capital Markets Corp, 0.20%, dated 9/28/12, to be repurchased at $455,496 on 10/1/12, collateralized by U.S. Treasury, 0.13% - 6.13%, 8/31/13 - 11/15/41, with a value of $4,403,306.	455,496

1,999,725	Undivided interest of 3.93% in a repurchase agreement (principal amount/value $50,900,000 with a maturity value of $50,901,018) with HSBC Securities (USA) Inc, 0.24%, dated 9/28/12, to be repurchased at $1,999,725 on 10/1/12, collateralized by Federal National Mortgage Association, 3.50% - 6.00%, 12/1/26 - 3/1/42, with a value of $51,918,295.	1,999,725

1,999,725	Undivided interest of 3.24% in a repurchase agreement (principal amount/value $61,800,000 with a maturity value of $61,801,030) with Merrill Lynch, Pierce, Fenner & Smith, 0.20%, dated 9/28/12, to be repurchased at $1,999,725 on 10/1/12, collateralized by Government National Mortgage Association, 3.50% - 4.50%, 5/20/41 - 9/20/41, with a value of $63,036,000.	1,999,725

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM EQUITY INCOME FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 999,861	Undivided interest of 4.58% in a repurchase agreement (principal amount/value $21,824,269 with a maturity value of $21,824,687) with RBC Capital Markets Corp, 0.23%, dated 9/28/12, to be repurchased at $999,861 on 10/1/12, collateralized by various U.S. Government Agency Securities, 1.94% - 8.00%, 1/1/13 - 10/1/42, with a value of $22,260,754.	$999,861

1,999,725	Undivided interest of 3.30% in a repurchase agreement (principal amount/value $60,600,000 with a maturity value of $60,601,061) with Goldman Sachs & Co., 0.21%, dated 9/28/12, to be repurchased at $1,999,725 on 10/1/12, collateralized by various U.S. Government Agency Securities, 2.50% - 5.30%, 7/1/13 - 9/1/42, with a value of $61,812,001.	1,999,725

TOTAL SECURITIES LENDING COLLATERAL — 2.10% (Cost $7,454,532)		$7,454,532

TOTAL INVESTMENTS — 101.36% (Cost $322,660,813)		$360,143,564

OTHER ASSETS & LIABILITIES, NET — (1.36)%		$(4,829,460)

TOTAL NET ASSETS — 100.00%		$355,314,104

(a)	A portion or all of the security is on loan at September 28, 2012.
(b)	Non-income producing security.
(c)	Foreign security is fair valued under procedures adopted by the Board of Directors.
(d)	Restricted security; at September 28, 2012, the aggregate cost and market value of restricted securities was $3,780,373 and $2,566,316, respectively, representing 0.72% of net assets.
(e)	Illiquid security; at September 28, 2012, the aggregate cost and market value of illiquid securities was $3,780,373 and $2,566,316, respectively, representing 0.72% of net assets.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM EQUITY INCOME FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (the Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds changed its name from Maxim Series Fund, Inc on September 24, 2012 and presently consists of sixty-three funds. Interests in the Great-West Putnam Equity Income Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of the Great-West Funds. Effective September 24, 2012, Maxim Putnam Equity Income Portfolio’s name changed to Great-West Putnam Equity Income Fund. The investment objective of the Fund is to seek capital growth and current income. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of the Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Great-West Funds.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

September 28, 2012

Class	Inputs

Fixed Income Investments:
Corporate Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Equity Investments:
Common Stock (Domestic and Foreign)	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Securities Lending Collateral	Matures next business day and therefore priced at par.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of September 28, 2012, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments:
Corporate Bonds and Notes	$—	$2,358,970	$—	$2,358,970
Equity Investments:
Domestic Common Stock	284,496,244	—	—	284,496,244
Foreign Common Stock	49,199,610	772,294	—	49,971,904
Preferred Stock	—	15,861,914	—	15,861,914
Securities Lending Collateral	—	7,454,532	—	7,454,532

Total Investments(a)	$333,695,854	$26,447,710	$0	$360,143,564

(a) Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

September 28, 2012

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Fund to be subject to larger short-term declines in value.

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of the Great-West Funds, may hold repurchase agreement positions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Restricted and Illiquid Securities

The Fund may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board-approved guidelines established in Great-West Funds’ Policy and Procedures regarding Liquidity.

The Fund may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Foreign Currency Translations

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

September 28, 2012

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Fund’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Fund intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and State tax returns. The statute of limitations on the Fund’s U.S. Federal and State tax returns remain open for the fiscal year ended 2011.

Application of Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Fund’s financial position or the results of its operations.

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Fund’s financial position or the results of its operations.

September 28, 2012

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund will adopt ASU No. 2011-11 for its fiscal year beginning January 1, 2013. At this time, the Fund is evaluating the impact, if any, of ASU No. 2011-11 on the financial statements and related disclosures.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 28, 2012, the U.S. Federal income tax cost basis was $323,423,257. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $43,337,458 and gross depreciation of securities in which there was an excess of tax cost over value of $6,617,151 resulting in net appreciation of $36,720,307.

3. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of September 28, 2012 the Fund had securities on loan valued at $7,295,501 and received collateral of $7,454,532 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Great-West Funds and in the event of a default by the counterparty, all funds would share ratably in the collateral.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Principal Amount		Value

BONDS AND NOTES
Bank Loans — 4.75%
$ 135,000	AOT Bedding (a) 4.17%, 08/29/2019	$134,325
174,548	Ardent Health (b)(c) 5.64%, 07/19/2015	174,548
42,357	Asurion Corp (c) 7.94%, 05/10/2019	43,691
190,000	Asurion Tl (c) 9.94%, 08/07/2019	202,113
152,745	Burlington Coat Factory Warehouse (b)(c) 5.18%, 02/23/2017	154,354
70,000	Caesars Entertainment Corp (b)(c) 8.43%, 04/25/2017	68,565
151,273	Cengage Learning Acquisition Inc (b)(c) 3.11%, 07/03/2014	143,416
205,000	Chesapeake Energy Corp (c) 7.42%, 12/02/2017	205,513
	Clear Channel Communications (b)(c)
93,505	3.85%, 07/30/2014	87,802
552,931	4.83%, 01/29/2016	451,070
163,471	Del Monte Foods Co (b)(c) 3.39%, 03/08/2018	162,994
79,200	Dynegy Inc (c) 8.21%, 08/04/2016	82,764
233,275	Emergency Medical Serv Corp (c) 4.21%, 04/05/2018	233,955
100,000	First Data Corp (a)(b) 3.12%, 09/24/2014	99,375
136,483	Frac Tech International LLC (c) 5.21%, 04/19/2016	130,895
129,980	Golden Nugget Inc (b)(c) 2.20%, 06/30/2014	123,871
	Goodman Global Inc (b)(c)
91,969	4.46%, 10/28/2016	92,034
162,273	7.41%, 10/06/2017	163,490
	Harrahs Operating Co Inc (b)(c)
58,500	7.96%, 10/15/2016	60,036
555,000	5.67%, 01/28/2018	503,464
82,461	Hub International Holdings Inc (a)(b) 5.20%, 06/13/2014	82,667
165,000	iStar Financial Inc (b)(c) 6.21%, 06/30/2014	165,660
55,000	Istar Financial Inc (c) 6.17%, 03/31/2017	56,329
182,687	J Crew Group (c) 3.95%, 01/26/2018	182,426
289,275	Landrys Restaurants Inc (c) 5.67%, 03/01/2017	292,891
169,575	Lawson Software Inc (a) 5.39%, 03/16/2018	170,953
165,000	Level 3 Financing Inc (c) 4.19%, 08/01/2019	165,309
412,755	Motor City TLB (c) 5.19%, 02/01/2017	415,335
100,000	Navistar International Corp (a) 5.94%, 08/01/2017	101,375
155,000	Neiman Marcus Group Inc (c) 3.95%, 04/25/2018	155,652

Principal Amount		Value

Bank Loans — (continued)
$ 355,000	Nuveen Investments Inc (c) 8.25%, 03/01/2019	$357,071
145,000	Par Pharmaceutical (a) 4.19%, 08/02/2019	144,638
153,838	Pharmaceutical Product Development Inc (c) 5.46%, 10/10/2018	155,055
75,000	Quintiles Transnational Corp (c) 7.50%, 02/22/2017	75,563
232,062	Revlon Consumer Products (c) 3.93%, 11/19/2017	232,679
315,000	Springleaf Finance Corp (c) 4.70%, 04/28/2017	308,149
1,270,119	Texas Competitive Electronic Holding Co (b)(c) 3.97%, 10/10/2017	871,817
	Travelport LLC (c)
130,000	5.21%, 08/23/2015	123,554
180,000	9.93%, 11/22/2015	182,700
80,448	Univision Communications (b)(c) 4.70%, 10/25/2017	79,576
399,000	Wide Open West (c) 5.46%, 04/18/2018	401,857

		8,039,531

Basic Materials — 4.88%
95,000	Ashland Inc (c) 4.75%, 08/15/2022	97,138
	Celanese US Holdings LLC
50,000	6.63%, 10/15/2018	54,750
425,000	5.88%, 06/15/2021	476,000
155,000	Compass Minerals International Inc 8.00%, 06/01/2019	167,400
45,000	Edgen Murray Corp 12.25%, 01/15/2015	48,038
330,000	Ferro Corp 7.88%, 08/15/2018	318,450
	FMG Resources August 2006 Pty Ltd (c)
205,000	6.38%, 02/01/2016	199,362
255,000	6.88%, 02/01/2018	237,150
140,000	8.25%, 11/01/2019	135,800
140,000	6.88%, 04/01/2022	128,100
110,000	Georgia-Pacific LLC (c) 8.25%, 05/01/2016	118,371
85,000	Hexion US Finance Corp 6.63%, 04/15/2020	86,488
	Hexion US Finance Corp / Hexion Nova Scotia Finance ULC
190,000	4.93%, 11/15/2014 (b)	180,975
100,000	8.88%, 02/01/2018	102,750
	Huntsman International LLC
410,000	8.63%, 03/15/2020	463,300
60,000	8.63%, 03/15/2021 (d)	68,700
360,000	IAMGOLD Corp (a)(c) 6.75%, 10/01/2020	352,800
	Ineos Finance PLC (c)
200,000	9.00%, 05/15/2015	211,500
70,000	7.50%, 05/01/2020	71,050

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Principal Amount		Value

Basic Materials — (continued)
$ 245,000	INEOS Group Holdings SA EUR, 7.88%, 02/15/2016	$292,011
	LyondellBasell Industries NV
725,000	5.00%, 04/15/2019	770,312
290,000	6.00%, 11/15/2021	330,600
290,000	5.75%, 04/15/2024 (d)	329,875
	Momentive Performance Materials Inc
30,000	10.00%, 10/15/2020 (c)	30,225
80,000	9.00%, 01/15/2021 (d)	58,000
100,000	Momentive Performance Materials Inc
	EUR, 9.50%, 01/15/2021	93,809
140,000	New Gold Inc (c) 7.00%, 04/15/2020	148,400
120,000	Novelis Inc/GA 7.25%, 02/15/2015	120,000
120,000	Nufarm Australia Ltd (a)(c) 6.38%, 10/15/2019	120,000
45,000	PH Glatfelter Co (a)(c) 5.38%, 10/15/2020	45,450
55,000	Rockwood Specialties Group Inc 4.63%, 10/15/2020	55,825
210,000	Ryerson Holding Corp (e) 15.17%, 02/01/2015	149,100
505,000	Ryerson Inc 12.00%, 11/01/2015	521,412
215,000	Ryerson Inc / Joseph T Ryerson & Son Inc (a)(c) 9.00%, 10/15/2017	219,837
30,000	Smurfit Kappa Funding PLC 7.75%, 04/01/2015	30,336
	Steel Dynamics Inc
55,000	5.13%, 06/15/2014	57,509
80,000	6.75%, 04/01/2015	81,200
55,000	6.13%, 08/15/2019 (c)	57,200
290,000	7.63%, 03/15/2020 (d)	314,650
40,000	6.38%, 08/15/2022 (c)	41,300
310,000	Taminco Global Chemical Corp (a)(c) 9.75%, 03/31/2020	334,800
215,000	TPC Group LLC 8.25%, 10/01/2017	232,200
280,000	Tronox Finance LLC (c) 6.38%, 08/15/2020	282,800
	Verso Paper Holdings LLC / Verso Paper Inc
20,000	11.75%, 01/15/2019 (c)	15,400
30,000	8.75%, 02/01/2019	14,400

		8,264,773

Communications — 12.94%
115,000	Affinion Group Holdings Inc 11.63%, 11/15/2015	78,200
	Affinion Group Inc
260,000	11.50%, 10/15/2015	215,800
215,000	7.88%, 12/15/2018	175,762
	Avaya Inc
170,000	9.75%, 11/01/2015	150,875
305,000	7.00%, 04/01/2019 (c)	283,650

Principal Amount		Value

Communications — (continued)
$ 145,000	Bresnan Broadband Holdings LLC (c) 8.00%, 12/15/2018	$158,412
	Cablevision Systems Corp
280,000	8.63%, 09/15/2017	325,500
80,000	7.75%, 04/15/2018	88,600
45,000	8.00%, 04/15/2020	50,175
	CCO Holdings LLC / CCO Holdings Capital Corp
310,000	7.88%, 04/30/2018	335,575
215,000	7.00%, 01/15/2019	232,737
135,000	7.38%, 06/01/2020	150,694
115,000	6.50%, 04/30/2021	123,050
70,000	6.63%, 01/31/2022	76,475
205,000	5.25%, 09/30/2022	206,025
440,000	Cequel Communications Holdings I LLC / Cequel Capital Corp (c) 8.63%, 11/15/2017	469,700
	Cincinnati Bell Inc
185,000	8.25%, 10/15/2017	197,487
255,000	8.75%, 03/15/2018	258,825
	Clear Channel Communications Inc
90,000	5.50%, 09/15/2014	81,000
110,000	9.00%, 03/01/2021	97,900
	Clear Channel Worldwide Holdings Inc
150,000	9.25%, 12/15/2017	161,301
470,000	7.63%, 03/15/2020	458,250
	Clearwire Communications LLC / Clearwire Finance Inc (c)
270,000	12.00%, 12/01/2015	266,775
100,000	12.00%, 12/01/2017	91,500
	Cricket Communications Inc
260,000	7.75%, 05/15/2016	274,300
315,000	7.75%, 10/15/2020	307,125
380,000	CSC Holdings LLC (c)
	6.75%, 11/15/2021	418,950
320,000	Cumulus Media Holdings Inc (d) 7.75%, 05/01/2019	311,200
	Digicel Group Ltd (c)
100,000	10.50%, 04/15/2018	108,750
320,000	8.25%, 09/30/2020	336,000
155,000	Digicel Ltd (c) 8.25%, 09/01/2017	167,400
	DISH DBS Corp
15,000	7.13%, 02/01/2016	16,575
230,000	7.88%, 09/01/2019	267,375
315,000	6.75%, 06/01/2021	343,350
220,000	Entercom Radio LLC 10.50%, 12/01/2019	239,800
135,000	Equinix Inc
	7.00%, 07/15/2021	151,200
	Frontier Communications Corp
180,000	8.25%, 04/15/2017	204,300
155,000	8.13%, 10/01/2018	174,375
535,000	8.50%, 04/15/2020 (d)	604,550
80,000	9.25%, 07/01/2021	92,600
	Gray Television Inc
300,000	10.50%, 06/29/2015	325,125
185,000	7.50%, 10/01/2020 (a)(c)	184,075

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Principal Amount		Value

Communications — (continued)
	Hughes Satellite Systems Corp
$ 150,000	6.50%, 06/15/2019	$160,500
275,000	7.63%, 06/15/2021	304,562
	Intelsat Jackson Holdings SA
135,000	7.25%, 10/15/2020 (c)	145,125
155,000	7.50%, 04/01/2021	167,787
115,000	6.63%, 12/15/2022 (a)(c)	114,425
	Intelsat Luxembourg SA
245,000	11.25%, 02/04/2017	259,087
1,185,312	11.50%, 02/04/2017	1,256,431
	Lamar Media Corp
35,000	7.88%, 04/15/2018	38,675
155,000	5.88%, 02/01/2022	165,075
	Level 3 Financing Inc
135,000	9.38%, 04/01/2019	149,850
40,000	8.13%, 07/01/2019	42,500
220,000	7.00%, 06/01/2020 (c)	222,200
175,000	8.63%, 07/15/2020	189,000
	Mediacom LLC / Mediacom Capital Corp
60,000	9.13%, 08/15/2019	66,300
220,000	7.25%, 02/15/2022 (d)	235,950
495,000	MetroPCS Wireless Inc 7.88%, 09/01/2018	534,600
135,000	Nexstar Broadcasting Inc / Mission Broadcasting Inc 8.88%, 04/15/2017	146,813
14,000	Nextel Communications Inc 7.38%, 08/01/2015	14,053
	Nielsen Finance LLC / Nielsen Finance Co
85,000	7.75%, 10/15/2018	95,838
125,000	4.50%, 10/01/2020 (a)(c)	124,219
	NII Capital Corp
80,000	10.00%, 08/15/2016	78,800
160,000	8.88%, 12/15/2019	134,400
300,000	7.63%, 04/01/2021	238,500
	PAETEC Holding Corp
60,000	8.88%, 06/30/2017	65,100
455,000	9.88%, 12/01/2018	520,975
140,000	Quebecor Media Inc (c) CAD, 7.38%, 01/15/2021	152,375
425,000	Qwest Corp 6.75%, 12/01/2021	510,733
	SBA Telecommunications Inc
152,000	8.25%, 08/15/2019	169,860
70,000	5.75%, 07/15/2020 (c)	73,500
115,000	Sinclair Television Group Inc (a)(c) 6.13%, 10/01/2022	115,144
65,000	Sirius XM Radio Inc (a)(c) 5.25%, 08/15/2022	64,675
	Sprint Capital Corp
565,000	6.88%, 11/15/2028	519,800
90,000	8.75%, 03/15/2032	93,150
	Sprint Nextel Corp
715,000	6.00%, 12/01/2016	736,450
200,000	9.13%, 03/01/2017	226,500
420,000	8.38%, 08/15/2017	467,250
475,000	9.00%, 11/15/2018 (c)	570,000
260,000	7.00%, 08/15/2020	270,400

Principal Amount		Value

Communications — (continued)
$ 335,000	Syniverse Holdings Inc 9.13%, 01/15/2019	$360,125
80,000	TW Telecom Holdings Inc (a)(c) 5.38%, 10/01/2022	81,600
150,000	Unitymedia Hessen GmbH & Co KG / Unitymedia NRW GmbH (a)(c) 7.50%, 03/15/2019	164,625
	Univision Communications Inc (c)
380,000	7.88%, 11/01/2020	406,600
110,000	8.50%, 05/15/2021	111,650
	Videotron Ltd
130,000	CAD, 6.88%, 07/15/2021	144,136
105,000	5.00%, 07/15/2022	109,725
	Virgin Media Finance PLC
27,000	9.50%, 08/15/2016	29,903
200,000	5.25%, 02/15/2022	210,000
	West Corp
120,000	8.63%, 10/01/2018	126,000
115,000	7.88%, 01/15/2019	118,450
290,000	Wind Acquisition Finance SA (c) 7.25%, 02/15/2018	275,500
199,846	Wind Acquisition Holdings Finance SA (c) 12.25%, 07/15/2017	157,878
	Windstream Corp
285,000	7.88%, 11/01/2017	318,487
35,000	8.13%, 09/01/2018	37,800
210,000	7.75%, 10/01/2021	226,275
	XM Satellite Radio Inc (c)
70,000	7.00%, 12/01/2014	109,769
210,000	7.63%, 11/01/2018	232,050

		21,922,493

Consumer, Cyclical — 14.45%
25,000	Academy Ltd / Academy Finance Corp (c) 9.25%, 08/01/2019	27,469
375,000	AMC Entertainment Inc 9.75%, 12/01/2020	422,344
730,000	American Axle & Manufacturing Inc (d) 7.75%, 11/15/2019	804,825
465,000	American Casino & Entertainment Properties LLC / ACEP Finance Corp 11.00%, 06/15/2014	483,600
165,000	AmeriGas Finance LLC / AmeriGas Finance Corp 7.00%, 05/20/2022	177,787
	AutoNation Inc
45,000	6.75%, 04/15/2018	50,569
70,000	5.50%, 02/01/2020	74,725
	Beazer Homes USA Inc
280,000	6.88%, 07/15/2015	281,400
205,000	8.13%, 06/15/2016	214,225
80,000	6.63%, 04/15/2018 (c)	85,500
15,000	9.13%, 06/15/2018	15,150
65,000	9.13%, 05/15/2019	65,325

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Principal Amount		Value

Consumer, Cyclical — (continued)
$ 430,000	Bon-Ton Department Stores Inc (a)(c) 10.63%, 07/15/2017	$388,075
300,000	Boyd Gaming Corp (d) 9.13%, 12/01/2018	315,000
600,000	Buffets Inc (f)(g)(h)(i) 12.50%, 11/01/2014	0
175,000	Burger King Corp 9.88%, 10/15/2018	203,000
225,000	Burlington Coat Factory Warehouse Corp 10.00%, 02/15/2019	248,906
	Caesars Entertainment Operating Co Inc
490,000	11.25%, 06/01/2017	526,750
230,000	10.00%, 12/15/2018	150,650
125,000	Carmike Cinemas Inc 7.38%, 05/15/2019	134,375
265,000	Carrols Restaurant Group Inc (c) 11.25%, 05/15/2018	288,850
170,000	CCM Merger Inc (a)(c) 9.13%, 05/01/2019	172,125
95,000	Cedar Fair LP / Canada’s Wonderland Co / Magnum Management Corp 9.13%, 08/01/2018	107,944
100,000	Choice Hotels International Inc 5.75%, 07/01/2022	109,000
420,000	Chrysler Group LLC / CG Co-Issuer Inc 8.25%, 06/15/2021	447,300
	Cinemark USA Inc
5,000	8.63%, 06/15/2019	5,550
115,000	7.38%, 06/15/2021	127,938
	CityCenter Holdings LLC / CityCenter Finance Corp
225,000	7.63%, 01/15/2016	240,187
372,822	10.75%, 01/15/2017 (d)	397,987
123,770	CKE Inc (c) 10.50%, 03/14/2016	133,672
	Claire’s Stores Inc
235,000	8.88%, 03/15/2019	216,200
390,000	9.00%, 03/15/2019 (c)	404,625
230,000	Dave & Buster’s Inc 11.00%, 06/01/2018	259,900
685,000	DineEquity Inc 9.50%, 10/30/2018	772,337
110,000	DR Horton Inc 4.38%, 09/15/2022	109,313
	Exide Technologies
215,000	8.76%, 09/18/2013 (b)	197,800
170,000	8.63%, 02/01/2018	147,262
	Ferrellgas LP / Ferrellgas Finance Corp
160,000	9.13%, 10/01/2017	171,600
115,000	6.50%, 05/01/2021	111,263
185,000	Fontainebleau Las Vegas Holdings LLC (c)(g)(h) 10.25%, 06/15/2015	116
75,000	Ford Motor Co 4.25%, 11/15/2016	103,453

Principal Amount		Value

Consumer, Cyclical — (continued)
	General Motors Corp (j)
$ 145,000	0.00%, 07/15/2023	$2,175
120,000	0.00%, 07/15/2033	1,800
345,000	Great Canadian Gaming Corp (c)
	CAD, 6.63%, 07/25/2022	362,336
	Hanesbrands Inc
200,000	8.00%, 12/15/2016	221,002
85,000	6.38%, 12/15/2020	92,225
245,000	HD Supply Inc (c) 8.13%, 04/15/2019	265,825
	Isle of Capri Casinos Inc
285,000	7.75%, 03/15/2019	306,375
170,000	8.88%, 06/15/2020 (c)	179,350
235,000	J Crew Group Inc (d) 8.13%, 03/01/2019	246,162
275,000	Jo-Ann Stores Inc (c) 8.13%, 03/15/2019	280,500
	K Hovnanian Enterprises Inc (a)(c)
160,000	7.25%, 10/15/2020	164,000
70,000	9.13%, 11/15/2020	70,438
30,000	KB Home
	7.50%, 09/15/2022	32,475
150,000	Landry’s Inc (c)
	9.38%, 05/01/2020	158,250
70,000	Lennar Corp (c)
	4.75%, 12/15/2017	72,275
145,000	Libbey Glass Inc (c)
	6.88%, 05/15/2020	155,875
	Ltd Brands Inc
175,000	6.63%, 04/01/2021	198,625
200,000	5.63%, 02/15/2022	215,500
455,000	M/I Homes Inc 8.63%, 11/15/2018	491,969
115,000	Macy’s Retail Holdings Inc 7.88%, 07/15/2015	135,053
	Meritor Inc
55,000	8.13%, 09/15/2015	57,750
347,000	2.23%, 03/01/2016 (k)	310,348
	MGM Resorts International
85,000	10.38%, 05/15/2014	95,625
245,000	6.63%, 07/15/2015	262,150
130,000	6.88%, 04/01/2016	135,850
135,000	8.63%, 02/01/2019 (c)	147,150
75,000	9.00%, 03/15/2020	83,719
320,000	6.75%, 10/01/2020 (a)(c)	320,000
135,000	7.75%, 03/15/2022	141,075
270,000	Michaels Stores Inc 11.38%, 11/01/2016	282,852
635,813	MTR Gaming Group Inc 11.50%, 08/01/2019	669,193
	Navistar International Corp
215,000	3.00%, 10/15/2014	190,678
538,000	8.25%, 11/01/2021(d)	510,427
455,000	Neiman Marcus Group Inc 7.13%, 06/01/2028	445,900
50,000	Penn National Gaming Inc 8.75%, 08/15/2019	56,000
210,000	Penske Automotive Group Inc(c) 5.75%, 10/01/2022	215,250

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Principal Amount		Value

Consumer, Cyclical — (continued)
$ 65,000	Petco Animal Supplies Inc (c) 9.25%, 12/01/2018	$72,150
275,000	Pinnacle Entertainment Inc 8.63%, 08/01/2017	300,437
385,000	Pittsburgh Glass Works LLC (c) 8.50%, 04/15/2016	358,050
	PulteGroup Inc
300,000	7.63%, 10/15/2017	345,000
145,000	7.88%, 06/15/2032	150,800
	QVC Inc (c)
265,000	7.50%, 10/01/2019	293,224
80,000	7.38%, 10/15/2020	88,940
305,000	Regal Entertainment Group (d) 9.13%, 08/15/2018	340,837
	Rite Aid Corp
370,000	7.50%, 03/01/2017	380,175
245,000	9.50%, 06/15/2017 (d)	252,044
60,000	10.25%, 10/15/2019	68,100
355,000	9.25%, 03/15/2020	363,875
155,000	8.00%, 08/15/2020 (d)	175,925
325,000	Sabre Holdings Corp 8.35%, 03/15/2016	329,875
330,000	Sabre Inc (c) 8.50%, 05/15/2019	339,075
400,000	Schaeffler Finance BV 8.50%, 02/15/2019 (c)	448,000
100,000	EUR, 8.75%, 02/15/2019	145,211
90,000	Sealy Mattress Co (c) 10.88%, 04/15/2016	98,325
85,000	Sears Holdings Corp 6.63%, 10/15/2018	79,263
165,000	SRAM LLC (b)(c) 7.41%, 12/07/2018	167,475
975,000	Station Casinos Inc (f)(g)(h)(i) 6.50%, 02/01/2014	0
167,000	Suburban Propane Partners LP/Suburban Energy Finance Corp (a)(c) 7.38%, 08/01/2021	178,272
35,000	Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp (c) 8.63%, 04/15/2016	37,538
530,000	Taylor Morrison Communities Inc / Monarch Communities Inc (a)(c) 7.75%, 04/15/2020	564,450
	Tenneco Inc
145,000	7.75%, 08/15/2018	157,687
205,000	6.88%, 12/15/2020	224,475
25,000	Toys R US - Delaware Inc (c) 7.38%, 09/01/2016	25,438
70,000	Toys R Us Inc (c) 10.38%, 08/15/2017	71,575
250,000	Toys R Us Property Co II LLC 8.50%, 12/01/2017	269,375
	Travelport LLC
20,000	9.88%, 09/01/2014	16,000
60,000	11.88%, 09/01/2016	22,650
216,421	6.36%, 12/01/2016 (a)(b)(c)	168,808

Principal Amount		Value

Consumer, Cyclical — (continued)
$ 85,000	Travelport LLC / Travelport Inc 9.00%, 03/01/2016	$60,775
485,000	TRW Automotive Inc (c) 7.25%, 03/15/2017	554,112
65,000	Wok Acquisition Corp (c) 10.25%, 06/30/2020	68,738
20,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp 7.75%, 08/15/2020	22,250
439,000	Yonkers Racing Corp (a)(c) 11.38%, 07/15/2016	474,120

		24,483,318

Consumer, Non-cyclical — 12.73%
140,000	ACE Cash Express Inc (c) 11.00%, 02/01/2019	131,600
80,000	ARAMARK Corp (c) 8.63%, 05/01/2016	82,001
105,000	Ashtead Capital Inc (c) 6.50%, 07/15/2022	110,250
	Avis Budget Car Rental LLC / Avis Budget Finance Inc
44,000	7.75%, 05/15/2016	45,265
335,000	9.63%, 03/15/2018	371,850
125,000	8.25%, 01/15/2019	136,094
65,000	9.75%, 03/15/2020	74,263
215,000	Aviv Healthcare Properties LP / Aviv Healthcare Capital Corp 7.75%, 02/15/2019	227,900
300,000	Biomet Inc (c) 6.50%, 08/01/2020	310,875
255,000	Capella Healthcare Inc 9.25%, 07/01/2017	271,894
320,000	Capsugel FinanceCo SCA (c) EUR 9.88%, 08/01/2019	460,562
300,000	CDRT Holding Corp (a)(c) 9.25%, 10/01/2017	289,500
205,000	Cenveo Corp 8.88%, 02/01/2018	194,237
	Ceridian Corp
175,000	11.25%, 11/15/2015	172,375
396,050	12.25%, 11/15/2015 (d)	394,070
220,000	8.88%, 07/15/2019 (c)	237,600
	CHS/Community Health Systems Inc
510,000	5.13%, 08/15/2018	529,125
275,000	8.00%, 11/15/2019	301,812
140,000	7.13%, 07/15/2020	149,363
	Constellation Brands Inc
175,000	7.25%, 05/15/2017	204,312
110,000	6.00%, 05/01/2022	125,125
55,000	4.63%, 03/01/2023	56,100
800,000	ConvaTec Healthcare E SA (c) 10.50%, 12/15/2018	868,000
165,000	Corrections Corp of America 7.75%, 06/01/2017	176,962
	Dean Foods Co
130,000	7.00%, 06/01/2016 (d)	140,400
290,000	9.75%, 12/15/2018	330,600

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Principal Amount		Value

Consumer, Non-cyclical — (continued)
$ 100,000	Del Monte Corp 7.63%, 02/15/2019	$102,875
45,000	Dole Food Co Inc (c) 8.00%, 10/01/2016	47,081
130,000	Elizabeth Arden Inc 7.38%, 03/15/2021	145,600
180,000	Emergency Medical Services Corp 8.13%, 06/01/2019	190,800
125,000	Endo Health Solutions Inc 7.00%, 07/15/2019	134,688
185,000	Fresenius Medical Care US Finance II Inc (c) 5.63%, 07/31/2019	197,025
250,000	Grifols Inc 8.25%, 02/01/2018	276,250
	HCA Inc
220,000	8.50%, 04/15/2019	248,050
1,035,000	6.50%, 02/15/2020	1,151,437
100,000	7.88%, 02/15/2020	112,375
55,000	7.50%, 02/15/2022	62,288
95,000	5.88%, 03/15/2022	102,956
415,000	Health Net Inc 6.38%, 06/01/2017	433,675
165,000	Hertz Corp 7.50%, 10/15/2018	178,200
110,000	Hertz Holdings Netherlands BV (c) EUR, 8.50%, 07/31/2015	151,957
65,000	Hologic Inc (c) 6.25%, 08/01/2020	68,900
580,000	IASIS Healthcare LLC / IASIS Capital Corp 8.38%, 05/15/2019	553,900
490,000	Interactive Data Corp 10.25%, 08/01/2018	548,800
	Iron Mountain Inc
85,000	7.75%, 10/01/2019	95,625
30,000	8.00%, 06/15/2020	31,913
135,000	8.38%, 08/15/2021	149,513
230,000	Jaguar Holding Co II / Jaguar Merger Sub Inc (c) 9.50%, 12/01/2019	258,175
30,000	Jarden Corp 8.00%, 05/01/2016	32,025
50,000	EUR, 7.50%, 01/15/2020	68,879
	JBS USA LLC / JBS USA Finance Inc
50,000	11.63%, 05/01/2014	56,125
80,000	8.25%, 02/01/2020 (c)	79,800
395,000	7.25%, 06/01/2021 (c)	371,300
	Kinetic Concepts Inc / KCI USA Inc (c)
785,000	10.50%, 11/01/2018	830,137
240,000	12.50%, 11/01/2019	225,600
	Lender Processing Services Inc
245,000	8.13%, 07/01/2016 (d)	256,025
320,000	5.75%, 04/15/2023	320,000
100,000	Michael Foods Group Inc 9.75%, 07/15/2018	111,500
180,000	MultiPlan Inc (a)(c) 9.88%, 09/01/2018	198,900

Principal Amount		Value

Consumer, Non-cyclical — (continued)
$ 430,000	Novelis Inc 8.75%, 12/15/2020	$476,225
	PHH Corp
120,000	9.25%, 03/01/2016	137,700
170,000	7.38%, 09/01/2019	181,900
85,000	Post Holdings Inc (c) 7.38%, 02/15/2022	90,313
185,000	Prestige Brands Inc 8.25%, 04/01/2018	203,500
185,000	Revlon Consumer Products Corp 9.75%, 11/15/2015	195,637
	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
130,000	7.13%, 04/15/2019	137,150
350,000	7.88%, 08/15/2019	378,000
420,000	9.88%, 08/15/2019	446,775
145,000	5.75%, 10/15/2020 (a)(c)	145,000
415,000	Rural/Metro Corp (c) 10.13%, 07/15/2019	411,888
100,000	Scotts Miracle-Gro Co 6.63%, 12/15/2020	107,750
	Service Corp International/US
50,000	7.00%, 05/15/2019	55,250
290,000	7.50%, 04/01/2027	307,400
310,000	Sky Growth Acquisition Corp (a)(c) 7.38%, 10/15/2020	311,550
195,000	Smithfield Foods Inc 6.63%, 08/15/2022	202,312
	Spectrum Brands Inc (c)
175,000	9.50%, 06/15/2018	197,313
200,000	6.75%, 03/15/2020	206,500
150,000	Stewart Enterprises Inc 6.50%, 04/15/2019	161,250
	Surgical Care Affiliates Inc (c)
218,100	8.88%, 07/15/2015	219,190
70,000	10.00%, 07/15/2017	72,100
155,000	Teleflex Inc 6.88%, 06/01/2019	166,625
	Tenet Healthcare Corp
100,000	10.00%, 05/01/2018	115,500
115,000	6.25%, 11/01/2018	126,788
415,000	8.88%, 07/01/2019	468,950
170,000	United Surgical Partners International Inc (c) 9.00%, 04/01/2020	184,450
	UR Merger Sub Corp
70,000	5.75%, 07/15/2018 (c)	73,938
385,000	9.25%, 12/15/2019	434,087
105,000	7.63%, 04/15/2022 (c)	114,975
	Valeant Pharmaceuticals International (c)
330,000	6.50%, 07/15/2016	346,087
20,000	6.75%, 10/01/2017	21,300
300,000	6.88%, 12/01/2018	315,750
20,000	7.00%, 10/01/2020	21,050
11,000	Vanguard Health Systems Inc (e) 10.96%, 02/01/2016	7,700
45,000	VPI Escrow Corp (a)(c) 6.38%, 10/15/2020	45,900

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Principal Amount		Value

Consumer, Non-cyclical — (continued)
$ 285,000	YCC Holdings LLC / Yankee Finance Inc 10.25%, 02/15/2016	$294,975

		21,567,287

Energy — 11.62%
	Access Midstream Partners LP / ACMP Finance Corp
230,000	5.88%, 04/15/2021	240,925
70,000	6.13%, 07/15/2022	74,025
	Alpha Natural Resources Inc (d)
135,000	6.00%, 06/01/2019	112,725
120,000	6.25%, 06/01/2021	99,900
25,000	Anadarko Finance Co 7.50%, 05/01/2031	33,474
50,000	Anadarko Petroleum Corp 6.20%, 03/15/2040	61,267
	Arch Coal Inc (d)
165,000	7.00%, 06/15/2019	138,600
105,000	7.25%, 10/01/2020	88,200
95,000	Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp (a)(c) 6.63%, 10/01/2020	96,663
55,000	ATP Oil & Gas Corp/United States (h) 11.88%, 05/01/2015	10,450
115,000	Atwood Oceanics Inc 6.50%, 02/01/2020	123,050
190,000	Aurora USA Oil & Gas Inc (c) 9.88%, 02/15/2017	202,350
	Carrizo Oil & Gas Inc
645,000	8.63%, 10/15/2018	691,762
70,000	7.50%, 09/15/2020	71,400
	Chaparral Energy Inc
495,000	9.88%, 10/01/2020	559,350
85,000	8.25%, 09/01/2021	91,800
	Chesapeake Energy Corp
400,000	9.50%, 02/15/2015 (d)	440,500
55,000	EUR, 6.25%, 01/15/2017	72,798
225,000	Chesapeake Oilfield Operating LLC/ Chesapeake Oilfield Finance Inc (c) 6.63%, 11/15/2019	216,000
90,000	Comstock Resources Inc 8.38%, 10/15/2017	93,600
	Concho Resources Inc
215,000	6.50%, 01/15/2022	237,037
110,000	5.50%, 10/01/2022	114,675
70,000	5.50%, 04/01/2023	73,150
205,000	Connacher Oil & Gas Ltd (c) 8.50%, 08/01/2019	176,300
	CONSOL Energy Inc
160,000	8.00%, 04/01/2017	167,200
530,000	8.25%, 04/01/2020	555,175
445,000	Continental Resources Inc/OK (c) 5.00%, 09/15/2022	464,437

Principal Amount		Value

Energy — (continued)
	Crosstex Energy LP / Crosstex Energy Finance Corp
$ 430,000	8.88%, 02/15/2018	$460,100
85,000	7.13%, 06/01/2022 (c)	84,575
	Denbury Resources Inc
195,000	8.25%, 02/15/2020	219,862
90,000	6.38%, 08/15/2021	97,650
	El Paso LLC
195,000	7.00%, 06/15/2017	223,764
100,000	7.80%, 08/01/2031	116,196
360,000	7.75%, 01/15/2032	419,263
345,000	Energy Transfer Equity LP 7.50%, 10/15/2020	391,575
	EP Energy LLC / EP Energy Finance Inc (c)
95,000	6.88%, 05/01/2019	101,650
450,000	9.38%, 05/01/2020	490,500
70,000	EP Energy LLC / Everest Acquisition Finance Inc (a)(c) 7.75%, 09/01/2022	71,400
495,000	EXCO Resources Inc 7.50%, 09/15/2018	462,825
145,000	Forbes Energy Services Ltd 9.00%, 06/15/2019	140,650
195,000	Forest Oil Corp 8.50%, 02/15/2014	211,087
315,000	FTS International Services LLC / FTS International Bonds Inc (c) 8.13%, 11/15/2018	335,475
435,000	Goodrich Petroleum Corp 8.88%, 03/15/2019	420,862
	Hercules Offshore Inc (c)
20,000	7.13%, 04/01/2017	20,800
265,000	10.50%, 10/15/2017	279,244
115,000	Hiland Partners LP / Hiland Partners Finance Corp (c) 7.25%, 10/01/2020	119,600
275,000	Key Energy Services Inc (c) 6.75%, 03/01/2021	278,850
365,000	Kodiak Oil & Gas Corp (c) 8.13%, 12/01/2019	386,900
	Laredo Petroleum Inc
405,000	9.50%, 02/15/2019	458,662
85,000	7.38%, 05/01/2022	91,800
530,000	Linn Energy LLC / Linn Energy Finance Corp (a)(c) 6.25%, 11/01/2019	527,350
295,000	Lone Pine Resources Canada Ltd (c) 10.38%, 02/15/2017	258,125
	MEG Energy Corp (c)
350,000	6.50%, 03/15/2021	374,500
85,000	6.38%, 01/30/2023	90,738
215,000	Milagro Oil & Gas Inc 10.50%, 05/15/2016	152,650
	Newfield Exploration Co
165,000	6.88%, 02/01/2020	181,087
295,000	5.75%, 01/30/2022	329,662
100,000	NGPL PipeCo LLC (c) 9.63%, 06/01/2019	114,000

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Principal Amount		Value

Energy — (continued)
$ 310,000	Northern Oil & Gas Inc 8.00%, 06/01/2020	$319,300
145,000	Oasis Petroleum Inc 6.88%, 01/15/2023	154,062
600,000	Offshore Group Investment Ltd 11.50%, 08/01/2015	663,000
355,000	PDC Energy Inc 12.00%, 02/15/2018	386,950
	Peabody Energy Corp
130,000	7.38%, 11/01/2016	147,225
110,000	6.00%, 11/15/2018 (c)	110,000
105,000	6.50%, 09/15/2020	107,363
585,000	PetroBakken Energy Ltd (c) 8.63%, 02/01/2020	608,400
	Plains Exploration & Production Co
115,000	7.63%, 04/01/2020	122,763
340,000	6.75%, 02/01/2022	345,100
	Quicksilver Resources Inc
65,000	8.25%, 08/01/2015 (d)	61,913
235,000	11.75%, 01/01/2016	237,350
	Range Resources Corp
45,000	6.75%, 08/01/2020	49,500
95,000	5.00%, 08/15/2022	100,225
395,000	Regency Energy Partners LP / Regency Energy Finance Corp 5.50%, 04/15/2023	399,444
250,000	Rosetta Resources Inc 9.50%, 04/15/2018	276,250
570,000	Samson Investment Co (c) 9.75%, 02/15/2020	587,100
	SandRidge Energy Inc
300,000	8.00%, 06/01/2018 (c)	315,000
110,000	7.50%, 03/15/2021	113,300
	SM Energy Co
80,000	6.63%, 02/15/2019	84,400
95,000	6.50%, 11/15/2021	100,700
45,000	6.50%, 01/01/2023 (c)	47,250
236,000	Thermon Industries Inc 9.50%, 05/01/2017	262,845
45,000	Trinidad Drilling Ltd (c) 7.88%, 01/15/2019	48,600
200,000	Unit Corp (c) 6.63%, 05/15/2021	206,501
95,000	Whiting Petroleum Corp 7.00%, 02/01/2014	101,175
104,000	Williams Cos Inc 7.75%, 06/15/2031	133,027
	WPX Energy Inc
280,000	5.25%, 01/15/2017	302,400
75,000	6.00%, 01/15/2022	80,625

		19,689,983

Financial — 9.34%
425,000	ABN Amro North American Holding Preferred Capital Repackage Trust I (b)(c)(l) 6.52%, Perpetual	393,125
210,000	Air Lease Corp (c) 5.63%, 04/01/2017	214,200

Principal Amount		Value

Financial — (continued)
	Ally Financial Inc
$ 55,000	2.62%, 12/01/2014 (b)	$54,313
105,000	5.50%, 02/15/2017	109,755
95,000	6.25%, 12/01/2017	102,751
90,000	8.00%, 12/31/2018	101,250
70,000	8.00%, 03/15/2020	81,900
220,000	7.50%, 09/15/2020	252,450
300,000	8.00%, 11/01/2031	349,800
195,000	American International Group Inc (b) 8.18%, 05/15/2058	238,631
120,000	Capital One Capital IV (b) 6.75%, 02/17/2037	120,750
	CBRE Services Inc
95,000	11.63%, 06/15/2017	106,400
170,000	6.63%, 10/15/2020 (d)	185,725
	CIT Group Inc
140,000	5.00%, 05/15/2017	149,450
225,000	5.25%, 03/15/2018	241,312
230,000	6.63%, 04/01/2018 (c)	261,050
510,000	5.50%, 02/15/2019 (c)	552,075
175,000	5.38%, 05/15/2020	189,438
225,000	5.00%, 08/15/2022	234,091
90,000	Citigroup Inc(b) EUR, 4.75%, 02/10/2019	106,055
105,000	CNG Holdings Inc/OH (c) 9.38%, 05/15/2020	107,888
150,000	CNO Financial Group Inc (a)(c) 6.38%, 10/01/2020	153,000
240,000	Community Choice Financial Inc (c) 10.75%, 05/01/2019	234,000
130,000	DFC Global Corp (c) 3.25%, 04/15/2017	138,206
400,000	Dresdner Funding Trust I (c) 8.15%, 06/30/2031	360,500
	E*TRADE Financial Corp
145,000	6.75%, 06/01/2016	152,613
149,000	12.50%, 11/30/2017	169,301
	Felcor Lodging LP
245,000	10.00%, 10/01/2014	281,137
355,000	6.75%, 06/01/2019	380,737
	Ford Motor Credit Co LLC
170,000	5.00%, 05/15/2018	185,593
400,000	5.75%, 02/01/2021	448,028
200,000	5.88%, 08/02/2021	226,272
450,000	HBOS Capital Funding No2 LP (b)(c)(l) 6.07%, Perpetual	347,625
	HBOS PLC (c)
130,000	6.75%, 05/21/2018	131,950
85,000	6.00%, 11/01/2033	72,135
70,000	Host Hotels & Resorts LP 4.75%, 03/01/2023	72,538
90,000	Hub International Ltd (c) 8.13%, 10/15/2018	91,125
470,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp 8.00%, 01/15/2018	504,075
	International Lease Finance Corp
95,000	4.88%, 04/01/2015	98,744
65,000	6.25%, 05/15/2019	69,875

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Principal Amount		Value

Financial — (continued)
$ 265,000	5.88%, 08/15/2022	$273,758
190,000	iStar Financial Inc (d) 9.00%, 06/01/2017	203,300
	Liberty Mutual Group Inc (c)
35,000	7.00%, 03/15/2037 (b)	33,250
75,000	7.80%, 03/15/2037	81,375
	MPT Operating Partnership LP / MPT Finance Corp
85,000	6.88%, 05/01/2021	92,650
135,000	6.38%, 02/15/2022	143,100
145,000	National Money Mart Co 10.38%, 12/15/2016	162,038
	Nationstar Mortgage LLC / Nationstar Capital Corp (a)(c)
100,000	9.63%, 05/01/2019	109,050
150,000	7.88%, 10/01/2020	152,625
	Neuberger Berman Group LLC / Neuberger Berman Finance Corp (c)
105,000	5.63%, 03/15/2020	111,825
155,000	5.88%, 03/15/2022	165,850
	Nuveen Investments Inc (c)
140,000	9.13%, 10/15/2017	138,950
60,000	9.50%, 10/15/2020	59,700
120,000	Omega Healthcare Investors Inc 6.75%, 10/15/2022	132,600
	Provident Funding Associates LP / PFG Finance Corp (a)(c)
260,000	10.25%, 04/15/2017	279,500
190,000	10.13%, 02/15/2019	195,700
	Realogy Corp
170,000	10.50%, 04/15/2014	176,800
135,000	12.38%, 04/15/2015	139,050
190,000	11.50%, 04/15/2017	203,775
400,000	7.88%, 02/15/2019 (c)	420,000
110,000	7.63%, 01/15/2020 (c)	121,275
50,000	9.00%, 01/15/2020 (c)	55,125
250,000	Regions Bank/Birmingham AL
	7.50%, 05/15/2018	295,000
250,000	Regions Financing Trust II (b) 6.63%, 05/15/2047	243,750
295,000	Residential Capital LLC (g)(m) 9.63%, 05/15/2015	295,369
195,000	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp (c) 9.50%, 06/15/2019	207,187
265,000	ROC Finance LLC / ROC Finance 1 Corp (a)(c) 12.13%, 09/01/2018	307,400
515,000	Royal Bank of Scotland Group PLC (b)(l) 7.65%, Perpetual	499,550
65,000	Royal Bank of Scotland PLC (b) 9.50%, 03/16/2022	72,800
	SLM Corp
545,000	8.45%, 06/15/2018	638,313
280,000	8.00%, 03/25/2020	323,400

Principal Amount		Value

Financial — (continued)
$ 300,000	Smurfit Kappa Treasury Funding Ltd 7.50%, 11/20/2025	$305,250
750,000	Springleaf Finance Corp 6.90%, 12/15/2017	637,500
245,000	Toys R Us Property Co I LLC 10.75%, 07/15/2017	267,050

		15,813,728

Industrial — 6.55%
50,000	ADS Waste Holdings Inc (a)(c) 8.25%, 10/01/2020	51,000
385,000	Aguila 3 SA (a)(c) 7.88%, 01/31/2018	404,250
380,000	Air Medical Group Holdings Inc 9.25%, 11/01/2018	414,200
	Altra Holdings Inc
229,000	8.13%, 12/01/2016	245,316
159,000	2.75%, 03/01/2031	158,404
105,562	ARD Finance SA EUR, 11.13%, 06/01/2018	134,974
75,000	Ardagh Glass Finance PLC
	EUR, 9.25%, 07/01/2016	104,089
200,000	Ardagh Packaging Finance PLC EUR, 7.38%, 10/15/2017	273,073
710,000	Atkore International Inc 9.88%, 01/01/2018	690,475
	B/E Aerospace Inc
50,000	6.88%, 10/01/2020 (d)	55,500
80,000	5.25%, 04/01/2022	83,200
45,000	Ball Corp 5.00%, 03/15/2022	47,138
	Berry Plastics Corp
90,000	10.25%, 03/01/2016	93,375
165,000	9.50%, 05/15/2018	181,088
290,000	9.75%, 01/15/2021	330,600
	Bombardier Inc (c)
105,000	7.75%, 03/15/2020	120,488
85,000	5.75%, 03/15/2022	87,125
275,000	Briggs & Stratton Corp 6.88%, 12/15/2020	299,750
	Building Materials Corp of America (c)
285,000	6.88%, 08/15/2018	305,662
125,000	7.00%, 02/15/2020	135,625
135,000	7.50%, 03/15/2020	147,825
75,000	6.75%, 05/01/2021	82,125
300,000	Cemex Finance LLC (c) 9.50%, 12/14/2016	309,750
400,000	CHC Helicopter SA 9.25%, 10/15/2020	411,000
145,000	Consolidated Container Co LLC/Consolidated Container Capital Inc (c) 10.13%, 07/15/2020	154,425
375,000	Jeld-Wen Escrow Corp (a)(c) 12.25%, 10/15/2017	426,562
260,000	JM Huber Corp (c) 9.88%, 11/01/2019	291,850

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Principal Amount		Value

Industrial — (continued)
$ 385,000	Kratos Defense & Security Solutions Inc 10.00%, 06/01/2017	$415,800
360,000	Legrand France SA 8.50%, 02/15/2025	463,993
120,000	Louisiana-Pacific Corp 7.50%, 06/01/2020	133,650
285,000	Masonite International Corp (c) 8.25%, 04/15/2021	300,675
8,000	Mueller Water Products Inc 8.75%, 09/01/2020	9,040
	Nortek Inc
270,000	10.00%, 12/01/2018	298,350
60,000	8.50%, 04/15/2021	63,900
200,000	NXP BV / NXP Funding LLC (c) 9.75%, 08/01/2018	230,000
425,000	Owens Corning 9.00%, 06/15/2019	534,885
380,000	Polypore International Inc 7.50%, 11/15/2017	409,450
400,000	Rexel SA (c) 6.13%, 12/15/2019	412,000
170,000	Roofing Supply Group LLC / Roofing Supply Finance Inc (c) 10.00%, 06/01/2020	185,300
375,000	Swift Services Holdings Inc 10.00%, 11/15/2018	405,937
265,000	Terex Corp 8.00%, 11/15/2017	274,275
435,000	Thermadyne Holdings Corp 9.00%, 12/15/2017	463,275
300,000	TransDigm Inc 7.75%, 12/15/2018	331,500
175,000	Western Express Inc (a)(c) 12.50%, 04/15/2015	117,250

		11,088,149

Technology — 2.59%
	Advanced Micro Devices Inc
305,000	7.75%, 08/01/2020 (d)	309,575
40,000	7.50%, 08/15/2022 (c)	38,600
250,000	Epicor Software Corp 8.63%, 05/01/2019	263,750
	Fidelity National Information Services Inc
70,000	7.63%, 07/15/2017	76,650
125,000	7.88%, 07/15/2020	139,688
	First Data Corp
160,624	10.55%, 09/24/2015	164,439
205,000	11.25%, 03/31/2016	198,850
320,000	7.38%, 06/15/2019 (c)	330,000
535,000	8.25%, 01/15/2021 (c)	533,662
295,000	12.63%, 01/15/2021	305,694
	Freescale Semiconductor Inc
53,000	10.13%, 03/15/2018 (c)	58,300
450,000	9.25%, 04/15/2018 (c)	489,375
465,000	10.75%, 08/01/2020	503,362
115,000	Infor US Inc (c) 11.50%, 07/15/2018 (a)	131,100

Principal Amount		Value

Technology — (continued)
$ 130,000	9.38%, 04/01/2019	$144,300
	Seagate HDD Cayman
225,000	7.75%, 12/15/2018	248,625
50,000	7.00%, 11/01/2021	53,500
	SunGard Data Systems Inc
110,000	10.25%, 08/15/2015	112,750
270,000	7.63%, 11/15/2020	292,950

		4,395,170

Utilities — 2.94%
	AES Corp/VA
510,000	8.00%, 10/15/2017	589,050
100,000	8.00%, 06/01/2020	116,250
265,000	7.38%, 07/01/2021	302,100
	Calpine Corp (c)
250,000	7.25%, 10/15/2017	266,875
210,000	7.88%, 07/31/2020	229,425
275,000	7.50%, 02/15/2021	297,000
290,000	DPL Inc (c) 6.50%, 10/15/2016	318,275
330,000	Dynegy Holdings LLC (g)(m) 7.75%, 06/01/2019	186,450
	Edison Mission Energy
265,000	7.50%, 06/15/2013	145,750
215,000	7.63%, 05/15/2027	110,188
185,000	Energy Future Holdings Corp 10.00%, 01/15/2020	203,963
284,000	Energy Future Intermediate Holding Co LLC / EFIH Finance Inc 10.00%, 12/01/2020	319,500
235,000	GenOn Americas Generation LLC 8.50%, 10/01/2021	255,562
	GenOn Energy Inc
25,000	9.50%, 10/15/2018	28,375
240,000	9.88%, 10/15/2020	266,400
	NRG Energy Inc
280,000	7.63%, 01/15/2018	303,100
575,000	7.88%, 05/15/2021	625,312
70,000	NV Energy Inc 6.25%, 11/15/2020	80,889
13,000	PNM Resources Inc 9.25%, 05/15/2015	14,885
170,000	Sabine Pass LNG LP 7.50%, 11/30/2016	183,600
	Texas Competitive Electric Holdings Co LLC / TCEH Finance Inc
249,794	10.50%, 11/01/2016	58,702
100,000	11.50%, 10/01/2020 (c)	78,250

		4,979,901

TOTAL BONDS AND NOTES — 82.79% (Cost $137,131,632)		$140,244,333

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

COMMON STOCK
Basic Materials — 0.25%
3,225	Freeport-McMoRan Copper & Gold Inc	$127,645
11,795	Huntsman Corp	176,099
2,304	LyondellBasell Industries Class A	119,025

		422,769

Communications — 0.14%
4,105	DISH Network Corp Class A	125,654
15,050	NII Holdings Inc (d)(n)	118,143

		243,797

Consumer, Cyclical — 0.08%
5,557	General Motors Co (n)	126,422
43	Harry & David Holdings Inc (n)	3,354
270	Motors Liquidation Co GUC Trust (n)	4,536

		134,312

Consumer, Non-cyclical — 0.12%
4,795	Avis Budget Group Inc (n)	73,747
3,043	Spectrum Brands Holdings Inc	121,751

		195,498

Energy — 0.33%
24,165	Kodiak Oil & Gas Corp (n)	226,184
2,630	Newfield Exploration Co (n)	82,372
7,895	Quicksilver Resources Inc (d)(n)	32,290
1,149	Stallion Oilfield Holdings (n)	37,917
99,245	Vantage Drilling Co (n)	182,611

		561,374

Financial — 0.10%
1,261	CIT Group Inc (n)	49,671
2,885	DeepOcean Group (a)(n)	43,271
16,355	FelCor Lodging Trust Inc REIT (n)	77,522

		170,464

Industrial — 0.05%
3,535	Terex Corp (n)	79,820

TOTAL COMMON STOCK — 1.07% (Cost $1,869,689)		$1,808,034

PREFERRED STOCK
Communications — 0.14%
173	Lucent Technologies Capital Trust I	99,908
2,445	Nielsen Holdings NV	137,149

		237,057

Shares		Value

Consumer, Cyclical — 0.16%
4,142	General Motors Co (d)	$155,454
6,170	M/I Homes Inc (n)	125,930

		281,384

Financial — 0.74%
196	Ally Financial Inc (a)(c)	183,352
8,109	Entertainment Properties Trust	164,896
16,517	GMAC Capital Trust I (b)	414,742
4,312	Health Care REIT Inc	237,833
3,570	MetLife Inc	246,473

		1,247,296

Industrial — 0.09%
2,700	United Technologies Corp (n)	151,470

Mortgage-Backed Securities — 0.01%
13,425	Federal National Mortgage Association (b)(n)	11,680

Utilities — 0.10%
3,030	PPL Corp	166,226

TOTAL PREFERRED STOCK — 1.24% (Cost $2,359,994)		$2,095,113

WARRANTS
Communication — 0.01%
696	Charter Communications Inc (n)	18,096

Consumer, Cyclical — 0.01%
980	General Motors Co - Warrant A (n)	13,504
980	General Motors Co - Warrant B (n)	8,095

		21,599

Energy— 0.00%(o)
1	Turbo Cayman LTD (f)(i)(n)	0

TOTAL WARRANTS — 0.02% (Cost $351,977)		$39,695

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Principal Amount			Value

SECURITIES LENDING COLLATERAL
$ 1,599,751	Undivided interest of 3.15% in a repurchase agreement (principal amount/value $50,900,000 with a maturity value of $50,901,018) with HSBC Securities (USA) Inc, 0.24%, dated 9/28/12, to be repurchased at $1,599,751 on 10/1/12, collateralized by Federal National Mortgage Association, 3.50% - 6.00%, 12/1/26 - 3/1/42, with a value of $51,918,295.	$	1,599,751

1,128,225	Undivided interest of 5.17% in a repurchase agreement (principal amount/value $21,824,269 with a maturity value of $21,824,687) with RBC Capital Markets Corp, 0.23%, dated 9/28/12, to be repurchased at $1,128,225 on 10/1/12, collateralized by various U.S. Government Agency Securities, 1.94% - 8.00%, 1/1/13 - 10/1/42, with a value of $22,260,754.		1,128,225

1,599,751	Undivided interest of 2.64% in a repurchase agreement (principal amount/value $60,600,000 with a maturity value of $60,601,061) with Goldman Sachs & Co., 0.21%, dated 9/28/12, to be repurchased at $1,599,751 on 10/1/12, collateralized by various U.S. Government Agency Securities, 2.50% - 5.30%, 7/1/13 - 9/1/42, with a value of $61,812,001.		1,599,751

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 1,599,751	Undivided interest of 2.59% in a repurchase agreement (principal amount/value $61,800,000 with a maturity value of $61,801,030) with Merrill Lynch, Pierce, Fenner & Smith, 0.20%, dated 9/28/12, to be repurchased at $1,599,751 on 10/1/12, collateralized by Government National Mortgage Association, 3.50% - 4.50%, 5/20/41 - 9/20/41, with a value of $63,036,000.	$1,599,751

TOTAL SECURITIES LENDING COLLATERAL — 3.50% (Cost $5,927,478)		$5,927,478

SHORT TERM INVESTMENTS
2,000,000	Federal Farm Credit Banks Funding Corp 0.01%, 10/01/2012	1,999,999
	Federal Home Loan Bank
3,000,000	0.04%, 10/02/2012	2,999,990
20,000,000	0.00%, 10/03/2012 (j)	19,999,998
2,200,000	0.05%, 10/03/2012	2,199,988

TOTAL SHORT TERM INVESTMENTS — 16.05% (Cost $27,199,975)		$27,199,975

TOTAL INVESTMENTS — 104.67% (Cost $174,840,745)		$177,314,628

OTHER ASSETS & LIABILITIES, NET — (4.67)%		$(7,912,754)

TOTAL NET ASSETS — 100.00%		$169,401,874

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

(a)	Illiquid security; at September 28, 2012, the aggregate cost and market value of illiquid securities was $8,903,229 and $9,148,994, respectively, representing 5.40% of net assets.
(b)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2012.
(c)	Restricted security; at September 28, 2012, the aggregate cost and market value of restricted securities was $48,512,641 and $49,709,116, respectively, representing 29.34% of net assets.
(d)	A portion or all of the security is on loan at September 28, 2012.
(e)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(f)	Security has no market value at September 28, 2012.
(g)	Security in bankruptcy at September 28, 2012.
(h)	Security in default on interest payments during the last 12 months. At September 28, 2012, the aggregate market value on the securities was $10,566, representing 0.01%% of net assets.
(i)	Domestic security is fair valued at September 28, 2012.
(j)	The security’s yield to maturity was less than 0.01%.
(k)

Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at September 28, 2012. Maturity date disclosed represents final maturity date.

(l)	Security has no contractual maturity date and pays an indefinite stream of interest.
(m)	Security in default; some interest payments received during the last 12 months. At September 28, 2012, the aggregate market value on the securities was $481,819, representing 0.28%% of net assets.
(n)	Non-income producing security.
(o)	Represents less than 0.005% of net assets.
REIT	Real Estate Investment Trust

At September 28, 2012, the Fund held the following outstanding credit default swaps:

Counterparty	Reference Obligation	Fixed Deal Received Rate	Notional Value	Market Value	Upfront Premiums Paid	Expiration Date	Change in Net Unrealized Appreciation
Deutsche Bank AG	Credit Default Swap – North America High Yield 18	5.00%	$4,950,000	$26,267	$9,281	June 2017	$17,021

JPMorgan Chase Bank	Credit Default Swap – North America High Yield 18	5.00%	$2,970,000	$15,760	$78,750	June 2017	$87,169

At September 28, 2012, the Fund held the following forward foreign currency contracts:

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Depreciation

BA	USD	69,491	EUR	55,200	October 2012	$(1,461)
BA	USD	35,436	CAD	35,000	October 2012	(145)
BB	USD	135,618	EUR	107,700	October 2012	(2,816)
CIT	USD	491,782	EUR	390,700	October 2012	(10,409)
CS	USD	105,205	EUR	83,700	October 2012	(2,380)
DB	USD	297,242	EUR	236,000	October 2012	(6,103)
GS	USD	347,762	EUR	276,400	October 2012	(7,511)
JPM	USD	72,641	CAD	71,700	October 2012	(250)
RBS	USD	337,001	EUR	267,900	October 2012	(7,347)
SSB	USD	349,456	CAD	345,000	October 2012	(1,273)
SSB	USD	46,817	EUR	37,200	October 2012	(999)
WES	USD	167,790	CAD	165,600	October 2012	(560)

					Net Depreciation	$(41,254)

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Currency Abbreviations:

CAD	Canadian Dollar
EUR	Euro Dollar
USD	U.S. Dollar

Counterparty Abbreviations:

BA	Bank of America Corp
BB	Barclay’s Bank
CIT	Citigroup Global Markets
CS	Credit Suisse First Boston
DB	Deutsche Bank
GS	Goldman Sachs
JPM	JP Morgan Chase & Co.
RBS	Royal Bank of Scotland
SSB	State Street Bank
WES	Westpac

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (the Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds changed its name from Maxim Series Fund, Inc on September 24, 2012 and presently consists of sixty-three funds. Interests in the Great-West Putnam High Yield Bond Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of the Great-West Funds. Effective September 24, 2012, Maxim Putnam High Yield Bond Portfolio’s name changed to Great-West Putnam High Yield Bond Fund. The investment objective of the Fund is to seek to obtain high current income with capital appreciation as a secondary objective when consistent with the primary objective. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of the Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Great-West Funds.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

September 28, 2012

Class	Inputs

Corporate Bonds and Notes (Domestic and Foreign)

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Equity Investments:
Common Stock (Domestic and Foreign)	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Derivative Investments:
Warrants	Exchange traded close price, bids, evaluated bids.

Swaps	Reported trades, credit spreads, recovery rates, restructuring, net present value of cashflows.

Forward Foreign Currency Contracts	Reported trades, swap curves, currency volatility, net present value of cash flows.

Securities Lending Collateral	Matures next business day and therefore priced at par.

Short Term Investments

Amortized cost, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of September 28, 2012, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period.

September 28, 2012

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments:
Corporate Bonds and Notes	$—	$140,244,333	$—	$140,244,333
Equity Investments:
Domestic Common Stock	1,604,467	41,271	—	1,645,738
Foreign Common Stock	119,025	43,271	—	162,296
Preferred Stock	938,615	1,156,498	—	2,095,113
Derivative Investments:
Credit Default Swaps	—	42,027	—	42,027
Warrants	39,695	—	—	39,695
Securities Lending Collateral	—	5,927,478	—	5,927,478
Short Term Investments	—	27,199,975	—	27,199,975

Liabilities
Derivative Investments:
Forward Foreign Currency Contracts	—	41,254	—	41,254

Total Investments(a)	$2,701,802	$174,613,599	$0	$177,315,401

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date.

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Fund to be subject to larger short-term declines in value.

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

The Fund may hold bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may be less liquid than the market for higher grade bonds.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 28, 2012

The Fund, along with certain other funds of the Great-West Funds, may hold repurchase agreement positions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Restricted and Illiquid Securities

The Fund may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board-approved guidelines established in the Great-West Funds’ Policy and Procedures regarding Liquidity.

The Fund may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Foreign Currency Translations

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Forward Foreign Currency Transactions

A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. Upon closing of such contract there is a gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

In a credit default swap, the Fund provides credit protection on the referenced obligation of the credit default swap. A sale in a credit default swap provides upon the occurrence of a credit event, as defined in the swap agreement, for the Fund to sell to the counterparty at the notional amount and deliver the principal amount of the referenced obligation. If a credit event occurs, the maximum payout amount for a sale contract is limited to the notional amount of the swap contract. During the term of the swap agreement, the Fund receives quarterly interest payments from the respective counterparty.

September 28, 2012

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Fund’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Fund intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and State tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Fund’s State tax returns may remain open for an additional year depending on the jurisdiction.

Application of Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Fund’s financial position or the results of its operations.

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Fund’s financial position or the results of its operations.

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund will adopt ASU No. 2011-11 for its fiscal year beginning January 1, 2013. At this time, the Fund is evaluating the impact, if any, of ASU No. 2011-11 on the financial statements and related disclosures.

September 28, 2012

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 28, 2012, the U.S. Federal income tax cost basis was $175,154,579. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $7,057,961 and gross depreciation of securities in which there was an excess of tax cost over value of $4,897,912 resulting in net appreciation of $2,160,049.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund captures potential returns from changes in international exchange rates or reduces the risk of undesired currency exposure by entering into forward foreign currency contracts.

The Fund held an average notional value of $2,418,716 on forward foreign currency contracts for the reporting period.

The Fund enters into credit default contracts to gain exposure on individual names and/or baskets of securities. The Fund operates as a seller of protection to take a synthetic long position in the underlying bond or bonds which provide credit protection to the buyer on the referenced obligations. Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. As a seller of credit protection, if a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the underlying securities comprising the referenced index or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index. The value of the referenced obligation delivered by the Fund coupled with periodic payments previously received may be less than the maximum payout amount it pays to the buyer, resulting in a loss to the Fund.

The Fund held an average notional value of $3,523,333 on credit default swaps for the reporting period.

4. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. As of September 28, 2012 the Fund had securities on loan valued at $5,784,459 and received collateral of $5,927,478 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Great-West Funds and in the event of a default by the counterparty, all funds would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

COMMON STOCK
Basic Materials — 3.33%
20,439	Air Products & Chemicals Inc	$1,690,305
6,516	Airgas Inc	536,267
97,845	Alcoa Inc	865,928
9,872	Allegheny Technologies Inc	314,917
6,012	CF Industries Holdings Inc	1,336,107
13,149	Cliffs Natural Resources Inc (a)	514,520
114,385	Dow Chemical Co	3,312,590
14,391	Eastman Chemical Co	820,431
25,277	Ecolab Inc	1,638,202
89,175	EI du Pont de Nemours & Co	4,482,827
12,606	FMC Corp	698,120
90,525	Freeport-McMoRan Copper & Gold Inc	3,582,980
8,033	International Flavors & Fragrances Inc	478,606
40,683	International Paper Co	1,477,607
32,297	LyondellBasell Industries Class A	1,668,463
15,294	MeadWestvaco Corp	467,996
50,760	Monsanto Co	4,620,175
26,552	Mosaic Co	1,529,661
47,416	Newmont Mining Corp	2,655,770
29,058	Nucor Corp	1,111,759
14,357	PPG Industries Inc	1,648,758
28,488	Praxair Inc	2,959,334
7,916	Sherwin-Williams Co	1,178,772
11,441	Sigma-Aldrich Corp	823,409
8,028	Titanium Metals Corp (a)	102,999
13,003	United States Steel Corp (a)	247,967
11,997	Vulcan Materials Co	567,458

		41,331,928

Communications — 11.28%
34,551	Amazon.com Inc (b)	8,787,010
552,119	AT&T Inc (c)	20,814,886
20,242	Cablevision Systems Corp Class A	320,836
57,056	CBS Corp Class B	2,072,844
59,360	CenturyLink Inc	2,398,144
503,404	Cisco Systems Inc	9,609,982
255,641	Comcast Corp Class A	9,144,279
142,143	Corning Inc	1,869,180
27,815	Crown Castle International Corp (b)	1,782,941
60,078	DIRECTV (b)	3,151,692
24,675	Discovery Communications Inc Class A (b)	1,471,370
110,699	eBay Inc (b)	5,358,939
8,575	Expedia Inc	495,978
7,481	F5 Networks Inc (b)	783,261
89,554	Frontier Communications Corp (a)	438,815
21,486	Gannett Co Inc	381,376
25,234	Google Inc Class A (b)(c)	19,039,053
10,409	Harris Corp	533,149
43,347	Interpublic Group of Cos Inc	482,019
20,514	JDS Uniphase Corp (b)	254,066
50,750	Juniper Networks Inc (b)	868,332
26,227	McGraw-Hill Cos Inc	1,431,732
27,798	MetroPCS Communications Inc (b)	325,515
28,380	Motorola Solutions Inc	1,434,609

Shares		Value

Communications — (continued)
5,094	Netflix Inc (a)(b)	$277,317
194,732	News Corp Class A	4,776,776
25,337	Omnicom Group Inc	1,306,376
4,748	priceline.com Inc (b)	2,937,730
8,970	Scripps Networks Interactive Inc Class A	549,233
285,152	Sprint Nextel Corp (b)	1,574,039
69,920	Symantec Corp (b)	1,258,560
29,550	Time Warner Cable Inc	2,809,023
89,847	Time Warner Inc	4,072,765
8,588	TripAdvisor Inc (b)	282,803
15,582	VeriSign Inc (b)	758,688
272,165	Verizon Communications Inc (c)	12,402,559
45,507	Viacom Inc Class B	2,438,720
171,413	Walt Disney Co	8,961,472
476	Washington Post Co Class B (a)	172,802
56,180	Windstream Corp (a)	567,980
100,501	Yahoo! Inc (b)	1,605,504

		140,002,355

Consumer, Cyclical — 8.68%
7,913	Abercrombie & Fitch Co Class A	268,409
4,426	AutoNation Inc (a)(b)	193,283
3,527	AutoZone Inc (b)	1,303,826
21,740	Bed Bath & Beyond Inc (b)	1,369,620
26,878	Best Buy Co Inc	462,033
6,514	Big Lots Inc (b)	192,684
10,850	BorgWarner Inc (b)	749,844
20,719	CarMax Inc (b)	586,348
42,820	Carnival Corp	1,560,361
2,965	Chipotle Mexican Grill Inc (b)	941,506
9,978	Cintas Corp	413,588
27,783	Coach Inc	1,556,404
41,169	Costco Wholesale Corp	4,122,046
121,530	CVS Caremark Corp	5,884,483
12,084	Darden Restaurants Inc	673,683
21,879	Dollar Tree Inc (b)	1,056,209
25,727	DR Horton Inc	531,005
9,366	Family Dollar Stores Inc	620,966
25,896	Fastenal Co	1,113,269
364,180	Ford Motor Co	3,590,815
4,738	Fossil Inc (b)	401,309
11,929	GameStop Corp Class A (a)	250,509
28,626	Gap Inc	1,024,238
15,293	Genuine Parts Co	933,332
21,615	Goodyear Tire & Rubber Co (b)	263,487
21,922	Harley-Davidson Inc	928,835
6,117	Harman International Industries Inc	282,361
10,795	Hasbro Inc (a)	412,045
143,771	Home Depot Inc	8,679,455
26,501	International Game Technology	346,898
13,004	JC Penney Co Inc (a)	315,867
63,200	Johnson Controls Inc	1,731,680
20,715	Kohl’s Corp	1,061,022
15,076	Lennar Corp Class A (a)	524,193
110,251	Lowe’s Cos Inc	3,333,990
22,905	Ltd Brands Inc	1,128,300
40,068	Macy’s Inc	1,507,358

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

Consumer, Cyclical — (continued)
25,364	Marriott International Inc Class A	$991,732
32,540	Mattel Inc	1,154,519
96,344	McDonald’s Corp	8,839,562
28,381	Newell Rubbermaid Inc	541,793
35,105	NIKE Inc Class B	3,331,816
14,640	Nordstrom Inc	807,835
10,762	O’Reilly Automotive Inc (b)	899,918
33,364	PACCAR Inc	1,335,394
29,325	PulteGroup Inc (b)	454,538
5,865	Ralph Lauren Corp	886,964
21,611	Ross Stores Inc	1,396,071
75,243	Southwest Airlines Co	659,881
64,976	Staples Inc (a)	748,524
72,246	Starbucks Corp	3,666,485
18,823	Starwood Hotels & Resorts Worldwide Inc	1,090,981
62,209	Target Corp	3,948,405
11,607	Tiffany & Co	718,241
69,895	TJX Cos Inc	3,130,597
10,008	Urban Outfitters Inc (b)	375,900
8,137	VF Corp	1,296,712
160,732	Wal-Mart Stores Inc (c)	11,862,022
81,117	Walgreen Co	2,955,904
7,407	Whirlpool Corp	614,114
5,682	WW Grainger Inc	1,183,958
13,705	Wyndham Worldwide Corp	719,238
7,680	Wynn Resorts Ltd	886,579
43,952	Yum! Brands Inc	2,915,776

		107,728,720

Consumer, Non-cyclical — 21.33%
149,897	Abbott Laboratories	10,276,938
33,040	Aetna Inc	1,308,384
17,962	Alexion Pharmaceuticals Inc (b)	2,054,853
29,357	Allergan Inc	2,688,514
194,170	Altria Group Inc	6,483,336
23,859	AmerisourceBergen Corp	923,582
72,910	Amgen Inc	6,147,771
10,394	Apollo Group Inc Class A (b)	301,946
61,412	Archer-Daniels-Midland Co	1,669,178
46,707	Automatic Data Processing Inc	2,737,964
9,182	Avery Dennison Corp	292,171
40,796	Avon Products Inc	650,696
51,551	Baxter International Inc	3,106,463
15,100	Beam Inc	868,854
19,302	Becton Dickinson & Co	1,516,365
22,839	Biogen Idec Inc (b)	3,408,264
132,664	Boston Scientific Corp (b)	761,491
160,550	Bristol-Myers Squibb Co	5,418,563
14,184	Brown-Forman Corp Class B	925,506
16,723	Campbell Soup Co (a)	582,295
33,552	Cardinal Health Inc	1,307,522
21,534	CareFusion Corp (b)	611,350
41,211	Celgene Corp (b)	3,148,520
26,968	Cigna Corp	1,272,081
12,060	Clorox Co	868,923
373,297	Coca-Cola Co (c)	14,159,155
27,929	Coca-Cola Enterprises Inc	873,340
42,722	Colgate-Palmolive Co	4,580,653

Shares		Value

Consumer, Non-cyclical — (continued)
39,631	ConAgra Foods Inc	$1,093,419
13,232	Constellation Brands Inc Class A (b)	428,055
13,118	Coventry Health Care Inc	546,889
45,458	Covidien PLC	2,701,114
7,493	CR Bard Inc	784,143
8,176	DaVita Inc (b)	847,115
18,385	Dean Foods Co (b)	300,595
13,633	DENTSPLY International Inc	519,963
19,398	Dr Pepper Snapple Group Inc	863,793
10,863	Edwards Lifesciences Corp (b)	1,166,360
97,190	Eli Lilly & Co	4,607,778
11,266	Equifax Inc	524,770
22,853	Estee Lauder Cos Inc Class A	1,407,059
76,653	Express Scripts Holding Co (b)	4,803,844
22,479	Forest Laboratories Inc (b)	800,477
61,866	General Mills Inc	2,465,360
72,245	Gilead Sciences Inc (b)	4,792,011
27,558	H&R Block Inc	477,580
14,090	Hershey Co	998,840
30,903	HJ Heinz Co	1,729,023
12,880	Hormel Foods Corp	376,611
14,991	Hospira Inc (b)	492,005
15,675	Humana Inc	1,099,601
3,714	Intuitive Surgical Inc (b)	1,840,770
14,547	Iron Mountain Inc	496,198
10,435	JM Smucker Co	900,854
263,368	Johnson & Johnson (c)	18,148,689
24,064	Kellogg Co	1,243,146
37,390	Kimberly-Clark Corp	3,207,314
54,319	Kroger Co	1,278,669
9,120	Laboratory Corp of America Holdings (b)	843,326
16,418	Life Technologies Corp (b)	802,512
12,604	Lorillard Inc	1,467,736
10,244	Mastercard Inc Class A	4,624,961
12,264	McCormick & Co Inc	760,859
22,046	McKesson Corp	1,896,617
18,932	Mead Johnson Nutrition Co Class A	1,387,337
97,649	Medtronic Inc	4,210,625
290,981	Merck & Co Inc (c)	13,123,243
14,999	Molson Coors Brewing Co Class B	675,705
169,464	Mondelez International Inc Class A	7,007,336
14,347	Monster Beverage Corp (b)	777,034
19,053	Moody’s Corp	841,571
36,757	Mylan Inc (b)	896,871
8,844	Patterson Cos Inc	302,819
29,391	Paychex Inc	978,426
148,668	PepsiCo Inc	10,521,234
8,581	Perrigo Co	996,855
713,758	Pfizer Inc (c)	17,736,886
160,492	Philip Morris International Inc (c)	14,434,651
263,089	Procter & Gamble Co (c)	18,247,853
20,399	Quanta Services Inc (b)	503,855
14,533	Quest Diagnostics Inc	921,828
30,691	Reynolds American Inc	1,330,148
13,827	Robert Half International Inc	368,213

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

Consumer, Non-cyclical — (continued)
18,691	RR Donnelley & Sons Co (a)	$198,125
24,352	Safeway Inc (a)	391,824
25,237	SAIC Inc	303,854
30,608	St Jude Medical Inc	1,289,515
27,784	Stryker Corp	1,546,458
56,632	Sysco Corp	1,770,883
41,620	Tenet Healthcare Corp (b)	260,957
15,212	Total System Services Inc	360,524
26,335	Tyson Foods Inc Class A	421,887
97,890	UnitedHealth Group Inc	5,424,085
10,748	Varian Medical Systems Inc (b)	648,319
11,736	Watson Pharmaceuticals Inc (b)	999,438
30,977	WellPoint Inc	1,796,976
57,380	Western Union Co	1,045,464
16,350	Whole Foods Market Inc	1,592,490
16,661	Zimmer Holdings Inc	1,126,617

		264,722,640

Diversified — 0.03%
17,915	Leucadia National Corp	407,566

Energy — 11.23%
19,192	Alpha Natural Resources Inc (b)	126,091
47,710	Anadarko Petroleum Corp	3,335,883
37,352	Apache Corp	3,229,827
40,660	Baker Hughes Inc	1,839,052
19,943	Cabot Oil & Gas Corp	895,441
23,560	Cameron International Corp (b)	1,321,009
50,153	Chesapeake Energy Corp (a)	946,387
187,014	Chevron Corp (c)	21,798,352
116,219	ConocoPhillips	6,645,402
22,121	CONSOL Energy Inc	664,736
35,115	Denbury Resources Inc (b)	567,458
36,060	Devon Energy Corp	2,181,630
6,136	Diamond Offshore Drilling Inc (a)	403,810
21,880	Ensco PLC Class A	1,193,773
25,751	EOG Resources Inc	2,885,400
13,672	EQT Corp	806,648
440,732	Exxon Mobil Corp (c)	40,304,941
22,296	FMC Technologies Inc (b)	1,032,305
88,119	Halliburton Co	2,968,729
10,353	Helmerich & Payne Inc	492,906
28,616	Hess Corp	1,537,252
53,652	Kinder Morgan Inc	1,905,719
65,307	Marathon Oil Corp	1,931,128
32,371	Marathon Petroleum Corp	1,767,133
17,779	Murphy Oil Corp	954,555
26,801	Nabors Industries Ltd (b)	376,018
40,715	National Oilwell Varco Inc	3,261,679
11,906	Newfield Exploration Co (b)	372,896
24,358	Noble Corp	871,529
16,722	Noble Energy Inc	1,550,297
77,351	Occidental Petroleum Corp	6,656,827
20,449	ONEOK Inc	987,891
25,851	Peabody Energy Corp	576,219
58,553	Phillips 66	2,715,103
11,741	Pioneer Natural Resources Co	1,225,760
17,080	QEP Resources Inc	540,753

Shares		Value

Energy — (continued)
14,733	Range Resources Corp	$1,029,395
11,129	Rowan Cos PLC Class A (b)	375,826
126,765	Schlumberger Ltd	9,168,912
32,548	Southwestern Energy Co (b)	1,132,019
61,394	Spectra Energy Corp	1,802,528
10,232	Sunoco Inc	479,165
13,074	Tesoro Corp	547,801
53,068	Valero Energy Corp	1,681,194
58,103	Williams Cos Inc	2,031,862
17,489	WPX Energy Inc (b)	290,143

		139,409,384

Financial — 14.88%
32,400	Ace Ltd	2,449,440
44,044	Aflac Inc	2,108,827
46,154	Allstate Corp	1,828,160
93,823	American Express Co	5,334,776
110,309	American International Group Inc (b)	3,617,032
37,030	American Tower Corp REIT	2,643,572
20,262	Ameriprise Financial Inc	1,148,653
30,084	Aon PLC	1,573,092
12,954	Apartment Investment & Management Co REIT Class A	336,674
6,651	Assurant Inc	248,082
9,010	AvalonBay Communities Inc REIT	1,225,270
1,023,464	Bank of America Corp	9,037,187
113,291	Bank of New York Mellon Corp	2,562,642
65,672	BB&T Corp	2,177,684
175,006	Berkshire Hathaway Inc Class B (b)(c)	15,435,529
12,263	BlackRock Inc Class A	2,186,493
14,012	Boston Properties Inc REIT	1,549,867
55,470	Capital One Financial Corp	3,162,345
31,463	CBRE Group Inc Class A (b)	579,234
105,163	Charles Schwab Corp	1,345,035
25,350	Chubb Corp	1,933,698
15,548	Cincinnati Financial Corp	589,114
278,472	Citigroup Inc	9,111,604
29,322	CME Group Inc	1,680,151
17,718	Comerica Inc	550,144
50,293	Discover Financial Services	1,998,141
23,924	E*TRADE Financial Corp (b)	210,770
28,991	Equity Residential REIT	1,667,852
8,555	Federated Investors Inc Class B (a)	177,003
84,443	Fifth Third Bancorp	1,309,711
23,021	First Horizon National Corp	221,692
13,327	Franklin Resources Inc	1,666,808
44,355	Genworth Financial Inc Class A (b)	231,977
43,241	Goldman Sachs Group Inc	4,915,637
39,686	Hartford Financial Services Group Inc	771,496
40,467	HCP Inc REIT	1,799,972
24,261	Health Care REIT Inc REIT	1,401,073
65,980	Host Hotels & Resorts Inc REIT	1,058,979
45,854	Hudson City Bancorp Inc	364,998
82,947	Huntington Bancshares Inc	572,334
6,670	IntercontinentalExchange Inc (b)	889,845
42,929	Invesco Ltd	1,072,796

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

Financial — (continued)
362,997	JPMorgan Chase & Co (c)	$14,694,119
87,093	KeyCorp	761,193
37,246	Kimco Realty Corp REIT	754,976
11,709	Legg Mason Inc	288,978
28,382	Lincoln National Corp	686,561
29,766	Loews Corp	1,228,145
11,788	M&T Bank Corp	1,121,746
51,276	Marsh & McLennan Cos Inc	1,739,795
101,313	MetLife Inc	3,491,246
132,745	Morgan Stanley	2,222,151
12,911	NASDAQ OMX Group Inc	300,762
22,169	Northern Trust Corp	1,028,974
24,176	NYSE Euronext	595,938
32,264	People’s United Financial Inc	391,685
14,623	Plum Creek Timber Co Inc REIT	641,072
50,547	PNC Financial Services Group Inc	3,189,516
27,932	Principal Financial Group Inc	752,488
53,782	Progressive Corp	1,115,439
43,066	Prologis Inc REIT	1,508,602
44,246	Prudential Financial Inc	2,411,849
13,746	Public Storage REIT	1,913,031
133,578	Regions Financial Corp	963,097
28,840	Simon Property Group Inc REIT	4,378,200
46,449	SLM Corp	730,178
45,961	State Street Corp	1,928,524
51,913	SunTrust Banks Inc	1,467,580
23,965	T Rowe Price Group Inc	1,516,984
9,906	Torchmark Corp	508,673
36,969	Travelers Cos Inc	2,523,504
26,704	Unum Group	513,251
180,982	US Bancorp	6,207,683
27,883	Ventas Inc REIT	1,735,717
49,827	Visa Inc Class A	6,690,770
16,228	Vornado Realty Trust REIT	1,315,279
470,258	Wells Fargo & Co (c)	16,238,009
51,467	Weyerhaeuser Co REIT	1,345,347
28,971	XL Group PLC	696,173
18,018	Zions Bancorporation	372,162

		184,714,786

Industrial — 9.85%
61,006	3M Co	5,638,175
33,803	Agilent Technologies Inc	1,299,725
15,501	Amphenol Corp Class A	912,699
14,546	Ball Corp	615,441
9,494	Bemis Co Inc	298,776
65,001	Boeing Co	4,525,370
62,377	Caterpillar Inc	5,366,917
15,079	CH Robinson Worldwide Inc	882,876
14,605	Cooper Industries PLC Class A	1,096,251
99,030	CSX Corp	2,054,873
16,984	Cummins Inc	1,566,095
55,728	Danaher Corp	3,073,399
37,370	Deere & Co	3,082,651
17,025	Dover Corp	1,012,817
31,086	Eaton Corp (a)	1,469,124
69,942	Emerson Electric Co	3,376,100
19,522	Expeditors International of Washington Inc	709,820

Shares		Value

Industrial — (continued)
27,994	FedEx Corp	$2,368,852
13,762	FLIR Systems Inc	274,896
4,966	Flowserve Corp	634,357
15,614	Fluor Corp	878,756
31,792	General Dynamics Corp	2,102,087
1,009,004	General Electric Co (c)	22,914,481
74,160	Honeywell International Inc	4,431,060
41,408	Illinois Tool Works Inc	2,462,534
27,500	Ingersoll-Rand PLC Class A	1,232,550
18,004	Jabil Circuit Inc	337,035
12,387	Jacobs Engineering Group Inc (b)	500,806
9,684	Joy Global Inc	542,885
9,157	L-3 Communications Holdings Inc	656,649
13,289	Leggett & Platt Inc	332,889
25,099	Lockheed Martin Corp	2,343,745
32,687	Masco Corp	491,939
12,693	Molex Inc (a)	333,572
30,678	Norfolk Southern Corp	1,952,041
23,417	Northrop Grumman Corp	1,555,591
15,367	Owens-Illinois Inc (b)	288,285
10,429	Pall Corp	662,137
14,051	Parker Hannifin Corp	1,174,383
8,747	Pentair Ltd	389,329
10,649	PerkinElmer Inc	313,826
13,660	Precision Castparts Corp	2,231,224
31,650	Raytheon Co	1,809,114
29,002	Republic Services Inc	797,845
14,035	Rockwell Automation Inc	976,134
13,737	Rockwell Collins Inc	736,853
9,574	Roper Industries Inc	1,052,087
4,825	Ryder System Inc	188,465
17,826	Sealed Air Corp	275,590
5,261	Snap-on Inc	378,108
16,239	Stanley Black & Decker Inc	1,238,224
7,788	Stericycle Inc (b)	704,970
40,300	TE Connectivity Ltd	1,370,603
25,532	Textron Inc	668,172
34,024	Thermo Fisher Scientific Inc	2,001,632
43,400	Tyco International Ltd	2,441,684
44,983	Union Pacific Corp	5,339,482
70,427	United Parcel Service Inc Class B	5,040,460
80,447	United Technologies Corp	6,298,196
43,278	Waste Management Inc	1,388,358
8,276	Waters Corp (b)	689,639
16,464	Xylem Inc/NY	414,070

		122,196,704

Technology — 14.95%
61,396	Accenture PLC Class A	4,299,562
46,407	Adobe Systems Inc (b)	1,506,371
54,859	Advanced Micro Devices Inc (a)(b)	184,875
15,943	Akamai Technologies Inc (b)	609,979
29,453	Altera Corp	1,000,960
28,564	Analog Devices Inc	1,119,423
89,512	Apple Inc (c)	59,727,777
118,457	Applied Materials Inc	1,322,572
21,439	Autodesk Inc (b)	715,419
14,124	BMC Software Inc (b)	586,005
48,987	Broadcom Corp Class A	1,693,970

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

Technology — (continued)
34,555	CA Inc	$890,310
13,601	Cerner Corp (b)	1,052,853
17,267	Citrix Systems Inc (b)	1,322,134
28,612	Cognizant Technology Solutions Corp Class A (b)	2,000,551
15,487	Computer Sciences Corp	498,836
141,604	Dell Inc	1,396,215
4,225	Dun & Bradstreet Corp	336,394
32,819	Electronic Arts Inc (b)	416,473
200,410	EMC Corp (b)	5,465,181
22,955	Fidelity National Information Services Inc	716,655
5,195	First Solar Inc (a)(b)	115,043
12,655	Fiserv Inc (b)	936,850
185,346	Hewlett-Packard Co	3,162,003
477,945	Intel Corp	10,839,793
102,798	International Business Machines Corp (c)	21,325,445
26,459	Intuit Inc	1,557,906
16,531	KLA-Tencor Corp	788,611
16,058	Lam Research Corp (b)	510,404
21,034	Linear Technology Corp	669,933
56,749	LSI Corp (b)	392,136
18,378	Microchip Technology Inc (a)	601,696
88,584	Micron Technology Inc (b)	530,175
720,556	Microsoft Corp (c)	21,458,158
33,799	NetApp Inc (b)	1,111,311
58,064	NVIDIA Corp (b)	774,574
364,948	Oracle Corp (c)	11,492,213
18,468	Pitney Bowes Inc (a)	255,228
162,730	QUALCOMM Inc	10,168,998
17,761	Red Hat Inc (b)	1,011,311
12,251	Salesforce.com Inc (b)	1,870,605
23,441	SanDisk Corp (b)	1,018,043
32,084	Seagate Technology PLC	994,604
16,023	Teradata Corp (b)	1,208,294
16,254	Teradyne Inc (b)	231,132
109,171	Texas Instruments Inc	3,007,661
21,567	Western Digital Corp	835,290
127,138	Xerox Corp	933,193
24,165	Xilinx Inc	807,353

		185,470,478

Utilities — 3.38%
63,694	AES Corp (b)	698,723
10,375	AGL Resources Inc	424,441
23,031	Ameren Corp	752,423
44,917	American Electric Power Co Inc	1,973,653
40,366	CenterPoint Energy Inc	859,796
24,654	CMS Energy Corp	580,602
27,633	Consolidated Edison Inc	1,654,940
54,525	Dominion Resources Inc	2,886,554
16,013	DTE Energy Co	959,819
66,975	Duke Energy Corp	4,339,980
30,799	Edison International	1,407,206
17,090	Entergy Corp	1,184,337
81,277	Exelon Corp	2,891,836
39,419	FirstEnergy Corp	1,738,378
7,602	Integrys Energy Group Inc	396,824

Shares		Value

Utilities — (continued)
39,807	NextEra Energy Inc	$2,799,626
25,767	NiSource Inc	656,543
29,994	Northeast Utilities	1,146,671
20,664	NRG Energy Inc	442,003
22,081	Pepco Holdings Inc (a)	417,331
39,500	PG&E Corp	1,685,465
10,760	Pinnacle West Capital Corp	568,128
54,257	PPL Corp	1,576,166
48,929	Public Service Enterprise Group Inc	1,574,535
12,459	SCANA Corp	601,396
21,547	Sempra Energy	1,389,566
82,716	Southern Co	3,812,380
18,846	TECO Energy Inc	334,328
21,839	Wisconsin Energy Corp	822,675
47,263	Xcel Energy Inc	1,309,658

		41,885,983

TOTAL COMMON STOCK — 98.94% (Cost $1,007,501,205)		$1,227,870,544

Principal Amount

SECURITIES LENDING COLLATERAL
$ 1,968,966	Undivided interest of 9.04% in a repurchase agreement (principal amount/value $21,824,269 with a maturity value of $21,824,687) with RBC Capital Markets Corp, 0.23%, dated 9/28/12, to be repurchased at $1,968,966 on 10/1/12, collateralized by various U.S. Government Agency Securities, 1.94% - 8.00%, 1/1/13 - 10/1/42, with a value of $22,260,754.	$1,968,966
2,953,449	Undivided interest of 4.91% in a repurchase agreement (principal amount/value $60,600,000 with a maturity value of $60,601,061) with Goldman Sachs & Co., 0.21%, dated 9/28/12, to be repurchased at $2,953,449 on 10/1/12, collateralized by various U.S. Government Agency Securities, 2.50% - 5.30%, 7/1/13 - 9/1/42, with a value of $61,812,001.	2,953,449

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 1,728,312	Undivided interest of 16.05% in a repurchase agreement (principal amount/value $10,822,135 with a maturity value of $10,822,315) with Credit Suisse Securities (USA) LLC, 0.20%, dated 9/28/12, to be repurchased at $1,728,312 on 10/1/12, collateralized by U.S. Treasury, 0.13% - 2.63%, 7/15/14 - 1/15/29, with a value of $11,038,614.	$1,728,312

2,953,449	Undivided interest of 4.80% in a repurchase agreement (principal amount/value $61,800,000 with a maturity value of $61,801,030) with Merrill Lynch, Pierce, Fenner & Smith, 0.20%, dated 9/28/12, to be repurchased at $2,953,449 on 10/1/12, collateralized by Government National Mortgage Association, 3.50% - 4.50%, 5/20/41 - 9/20/41, with a value of $63,036,000.	2,953,449

TOTAL SECURITIES LENDING COLLATERAL — 0.78% (Cost $9,604,176)		$9,604,176

Principal Amount		Value

SHORT TERM INVESTMENTS
$ 10,000,000	Federal Farm Credit Banks Funding Corp 0.01%, 10/01/2012	$9,999,995

4,500,000	Federal Home Loan Bank 0.05%, 10/03/2012	4,499,975

890,000	U.S. Treasury Bills(d) 0.10%, 12/20/2012	889,797

TOTAL SHORT TERM INVESTMENTS — 1.24% (Cost $15,389,767)		$15,389,767

TOTAL INVESTMENTS — 100.96% (Cost $1,032,495,148)		$1,252,864,487

OTHER ASSETS & LIABILITIES, NET — (0.96)%		$(11,880,817)

TOTAL NET ASSETS — 100.00%		$1,240,983,670

(a)	A portion or all of the security is on loan at September 28, 2012.
(b)	Non-income producing security.
(c)	All or a portion of the security position has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	All or a portion of the security has been segregated to cover initial margin requirements on open future contracts.
REIT	Real Estate Investment Trust

At September 28, 2012, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Appreciation

S&P 500® Emini Long Futures	236	USD	$16,923,560	December 2012	$19,550

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (the Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds changed its name from Maxim Series Fund, Inc on September 24, 2012 and presently consists of sixty-three funds. Interests in the Great-West S&P 500® Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of the Great-West Funds. Effective September 24, 2012, Maxim S&P 500 Index Portfolio’s name changed to Great-West S&P 500® Index Fund. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s 500 Composite Stock Price Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of the Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Great-West Funds.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

September 28, 2012

Class	Inputs

Equity Investments: Common Stock (Domestic and Foreign)	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Securities Lending Collateral	Matures next business day and therefore priced at par.

Short Term Investments

Amortized cost, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Derivative Investments:
Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of September 28, 2012, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:
Domestic Common Stock	$1,204,905,688	$—	$—	$1,204,905,688
Foreign Common Stock	22,964,856	—	—	22,964,856
Securities Lending Collateral	—	9,604,176	—	9,604,176
Short Term Investments	—	15,389,767	—	15,389,767
Derivative Investments:
Futures Contracts	19,550	—	—	19,550

Total Investments(a)	$1,227,890,094	$24,993,943	$0	$1,252,884,037

(a) Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

Futures Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date.

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

September 28, 2012

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Fund to be subject to larger short-term declines in value.

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Financial Futures Contracts

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of the Great-West Funds, may hold repurchase agreement positions as a form of security lending collateral, that are jointly collateralized by various U.S. Government, U.S. Government Agency or U.S. Treasury securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Fund’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Fund intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

September 28, 2012

The Fund files U.S. Federal and State tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Fund’s State tax returns may remain open for an additional year depending on the jurisdiction.

Application of Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Fund’s financial position or the results of its operations.

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Fund’s financial position or the results of its operations.

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund will adopt ASU No. 2011-11 for its fiscal year beginning January 1, 2013. At this time, the Fund is evaluating the impact, if any, of ASU No. 2011-11 on the financial statements and related disclosures.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 28, 2012, the U.S. Federal income tax cost basis was $1,040,559,576. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $329,084,116 and gross depreciation of securities in which there was an excess of tax cost over value of $116,779,205 resulting in net appreciation of $212,304,911.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the clearinghouse will fail to perform its obligations.

The Fund held on average 462 futures contracts for the reporting period.

4. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund

September 28, 2012

against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of September 28, 2012 the Fund had securities on loan valued at $9,339,962 and received collateral of $9,604,176 for such loan which was invested in repurchase agreements collateralized by U.S. Government, U.S. Government Agency or U.S. Treasury securities. The repurchase agreements were jointly purchased with other Great-West Funds and in the event of a default by the counterparty, all funds would share ratably in the collateral.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares			Value

COMMON STOCK
Basic Materials — 4.65%
15,435	Albemarle Corp	$	813,116
12,592	Ashland Inc		901,587
10,306	Cabot Corp		376,890
7,650	Carpenter Technology Corp		400,248
19,339	Commercial Metals Co		255,275
5,730	Compass Minerals International Inc		427,401
7,962	Cytec Industries Inc		521,670
5,976	Domtar Corp		467,861
8,827	Intrepid Potash Inc (a)		189,604
3,106	Minerals Technologies Inc		220,309
1,855	NewMarket Corp		457,220
13,334	Olin Corp		289,748
12,994	Reliance Steel & Aluminum Co		680,236
10,150	Royal Gold Inc		1,013,579
22,769	RPM International Inc		649,827
8,689	Sensient Technologies Corp		319,408
5,045	Smurfit Kappa Funding PLC (b)		285,345
37,931	Steel Dynamics Inc		425,965
14,559	Valspar Corp		816,760

			9,512,049

Communications — 5.06%
11,131	ADTRAN Inc (c)		192,344
9,929	AMC Networks Inc Class A (a)		432,110
15,502	AOL Inc (a)		546,135
17,592	Ciena Corp (a)(c)		239,251
8,294	Equinix Inc (a)(d)		1,708,979
7,059	FactSet Research Systems Inc (c)		680,629
8,720	General Cable Corp (a)		256,194
7,306	InterDigital Inc		272,368
8,114	John Wiley & Sons Inc Class A		372,838
9,063	Lamar Advertising Co Class A (a)(c)		335,875
5,942	Meredith Corp (c)		207,970
11,065	NeuStar Inc Class A (a)		442,932
21,435	New York Times Co Class A (a)		209,206
7,091	Plantronics Inc		250,525
29,574	Polycom Inc (a)		291,895
18,684	Rackspace Hosting Inc (a)(d)		1,234,825
47,250	RF Micro Devices Inc (a)		186,637
4,654	Scholastic Corp		147,904
17,480	Telephone & Data Systems Inc		447,663
56,782	Tellabs Inc		201,008
26,559	TIBCO Software Inc (a)		802,879
26,073	tw telecom inc (a)		679,723
12,477	ValueClick Inc (a)		214,480

			10,354,370

Consumer, Cyclical — 13.15%
12,645	Advance Auto Parts Inc		865,424
13,787	Aeropostale Inc (a)		186,538
11,769	Alaska Air Group Inc (a)		412,621
30,884	American Eagle Outfitters Inc		651,035
8,123	ANN Inc (a)		306,481
18,786	Arrow Electronics Inc (a)		633,276
21,312	Ascena Retail Group Inc (a)		457,142
7,145	Bally Technologies Inc (a)		352,892

Shares			Value

Consumer, Cyclical — (continued)
6,148	Barnes & Noble Inc (a)	$	78,571
4,526	Bob Evans Farms Inc		177,102
12,467	Brinker International Inc		440,085
8,476	Carter’s Inc (a)		456,348
8,215	Cheesecake Factory Inc		293,686
27,702	Chico’s FAS Inc		501,683
17,703	Cinemark Holdings Inc		397,078
10,344	Collective Brands Inc (a)		224,568
18,687	Copart Inc (a)		518,191
6,379	Deckers Outdoor Corp (a)(c)		233,727
16,747	Dick’s Sporting Goods Inc		868,332
12,080	DreamWorks Animation SKG Inc Class A (a)(c)		232,298
26,032	Foot Locker Inc		924,136
10,267	Guess? Inc		260,987
16,866	Hanesbrands Inc (a)		537,688
9,338	Herman Miller Inc		181,531
7,989	HNI Corp		203,799
6,135	HSN Inc		300,922
25,988	Ingram Micro Inc Class A (a)		395,797
4,477	International Speedway Corp Class A		127,013
40,125	JetBlue Airways Corp (a)		192,199
12,591	KB Home		180,681
6,809	Life Time Fitness Inc (a)		311,444
51,067	LKQ Corp (a)		944,740
6,338	MDC Holdings Inc		244,076
9,996	Mohawk Industries Inc (a)		799,880
8,020	MSC Industrial Direct Co Inc Class A		541,029
835	NVR Inc (a)		705,158
50,994	Office Depot Inc (a)		130,545
15,858	Oshkosh Corp (a)		434,985
11,048	Owens & Minor Inc		330,114
4,856	Panera Bread Co Class A (a)		829,842
18,632	PetSmart Inc (d)		1,285,235
10,982	Polaris Industries Inc		888,114
12,153	PVH Corp (d)		1,138,979
10,139	Regis Corp		186,355
16,834	Saks Inc (a)(c)		173,559
9,422	Scientific Games Corp Class A (a)		77,920
13,961	Signet Jewelers Ltd		680,738
10,416	Tempur-Pedic International Inc (a)		311,334
7,224	Thor Industries Inc		262,376
25,806	Toll Brothers Inc (a)		857,533
12,211	Tractor Supply Co (d)		1,207,546
13,337	Under Armour Inc Class A (a)		744,605
7,083	Warnaco Group Inc (a)		367,608
5,136	Watsco Inc (c)		389,257
49,594	Wendy’s Co		225,653
14,953	Williams-Sonoma Inc		657,483
8,813	WMS Industries Inc (a)		144,357
12,469	World Fuel Services Corp		444,021

			26,906,317

Consumer, Non-cyclical — 18.09%
12,033	Aaron’s Inc		334,638
8,596	Alliance Data Systems Corp (a)(c)(d)		1,220,202
8,417	AMERIGROUP Corp (a)		769,566

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares			Value

Consumer, Non-cyclical — (continued)
3,482	Bio-Rad Laboratories Inc Class A (a)	$	371,599
8,407	Brink’s Co		215,976
8,127	Charles River Laboratories International Inc (a)		321,829
23,976	Church & Dwight Co Inc (d)		1,294,464
15,738	Community Health Systems Inc (a)		458,605
18,668	Convergys Corp		292,528
8,262	Cooper Cos Inc		780,429
17,664	CoreLogic Inc (a)		468,626
5,587	Corporate Executive Board Co		299,631
17,284	Corrections Corp of America		578,150
9,171	Covance Inc (a)		428,194
8,854	Deluxe Corp		270,578
9,889	DeVry Inc		225,074
20,178	Endo Health Solutions Inc (a)		640,046
19,933	Flowers Foods Inc		402,248
7,414	FTI Consulting Inc (a)		197,806
16,117	Gartner Inc (a)		742,833
13,628	Global Payments Inc		570,059
22,300	Green Mountain Coffee Roasters Inc (a)(c)		529,625
8,575	Harris Teeter Supermarkets Inc		333,053
44,419	Health Management Associates Inc Class A (a)		372,675
13,808	Health Net Inc (a)		310,818
15,249	Henry Schein Inc (a)(d)		1,208,788
10,827	Hill-Rom Holdings Inc		314,633
20,527	Hillshire Brands Co		549,713
14,932	HMS Holdings Corp (a)		499,177
45,626	Hologic Inc (a)		923,470
9,487	IDEXX Laboratories Inc (a)		942,533
13,146	Ingredion Inc		725,133
2,900	ITT Educational Services Inc (a)		93,467
12,611	Jarden Corp		666,365
8,259	Korn/Ferry International (a)		126,610
3,324	Lancaster Colony Corp		243,483
14,661	Lender Processing Services Inc		408,895
8,474	LifePoint Hospitals Inc (a)		362,518
13,251	Manpower Inc		487,637
8,559	Masimo Corp (a)		206,957
4,529	Matthews International Corp Class A		135,055
10,340	Medicis Pharmaceutical Corp Class A		447,412
8,584	MEDNAX Inc (a)		639,079
20,754	Monster Worldwide Inc (a)		152,127
19,259	Omnicare Inc		654,228
5,608	Post Holdings Inc (a)		168,576
9,498	Ralcorp Holdings Inc (a)		693,354
12,891	Regeneron Pharmaceuticals Inc (a)(d)		1,967,940
10,231	Rent-A-Center Inc		358,904
24,482	ResMed Inc		990,787
11,428	Rollins Inc		267,301
6,339	Scotts Miracle-Gro Co Class A (c)		275,556
23,401	SEI Investments Co		501,951
35,885	Service Corp International		483,012
23,276	Smithfield Foods Inc (a)		457,373
11,740	Sotheby’s		369,810

Shares			Value

Consumer, Non-cyclical — (continued)
9,607	STERIS Corp	$	340,760
1,895	Strayer Education Inc		121,943
33,164	SUPERVALU Inc (c)		79,925
5,992	Techne Corp		431,065
7,066	Teleflex Inc		486,423
9,727	Thoratec Corp (a)		336,554
3,388	Tootsie Roll Industries Inc (c)		91,408
9,887	Towers Watson & Co Class A		524,505
9,629	Tupperware Brands Corp		516,018
16,014	United Rentals Inc (a)		523,818
8,318	United Therapeutics Corp (a)		464,810
4,118	Universal Corp		209,689
15,219	Universal Health Services Inc Class B		695,965
6,868	Valassis Communications Inc (a)(c)		169,571
15,341	VCA Antech Inc (a)		302,678
37,128	Vertex Pharmaceuticals Inc (a)(d)		2,077,312
7,458	WellCare Health Plans Inc (a)		421,750
6,429	Wright Express Corp (a)		448,230

			36,993,520

Energy — 5.33%
37,262	Arch Coal Inc (c)		235,868
9,840	Atwood Oceanics Inc (a)		447,228
8,486	Bill Barrett Corp (a)		210,198
3,316	CARBO Ceramics Inc (c)		208,643
14,826	Cimarex Energy Co		868,062
13,058	Dresser-Rand Group Inc (a)		719,626
6,294	Dril-Quip Inc (a)		452,413
12,452	Energen Corp		652,609
20,130	Forest Oil Corp (a)		170,099
16,891	Helix Energy Solutions Group Inc (a)		308,599
35,047	HollyFrontier Corp (d)		1,446,390
10,185	Northern Oil & Gas Inc (a)(c)		173,043
18,594	Oceaneering International Inc		1,027,318
9,443	Oil States International Inc (a)		750,341
25,842	Patterson-UTI Energy Inc (c)		409,337
22,242	Plains Exploration & Production Co (a)		833,408
18,112	Quicksilver Resources Inc (a)(c)		74,078
9,153	Rosetta Resources Inc (a)		438,429
11,254	SM Energy Co		608,954
27,134	Superior Energy Services Inc (a)		556,790
7,503	Unit Corp (a)		311,374

			10,902,807

Financial — 20.97%
8,847	Affiliated Managers Group Inc (a)(d)		1,088,181
7,127	Alexander & Baldwin Inc (a)		210,460
10,827	Alexandria Real Estate Equities Inc REIT		796,001
2,918	Alleghany Corp (a)		1,006,535
15,874	American Campus Communities Inc REIT		696,551
13,630	American Financial Group Inc/OH		516,577
33,809	Apollo Investment Corp		266,077
20,869	Arthur J Gallagher & Co		747,528

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares			Value

Financial — (continued)
11,881	Aspen Insurance Holdings Ltd	$	362,252
28,869	Associated Banc-Corp		380,205
14,348	Astoria Financial Corp		141,758
14,619	BancorpSouth Inc		215,484
7,560	Bank of Hawaii Corp		344,887
26,646	BioMed Realty Trust Inc REIT		498,813
13,262	BRE Properties Inc REIT		621,855
20,307	Brown & Brown Inc		529,403
14,408	Camden Property Trust REIT		929,172
12,046	Cathay General Bancorp		207,914
15,099	CBOE Holdings Inc		444,213
8,159	City National Corp		420,270
12,875	Commerce Bancshares Inc		519,249
12,005	Corporate Office Properties Trust REIT		287,760
10,604	Cullen/Frost Bankers Inc		608,988
46,544	Duke Realty Corp REIT		684,197
23,883	East West Bancorp Inc		504,409
19,899	Eaton Vance Corp (c)		576,275
10,728	Equity One Inc REIT		225,932
6,276	Essex Property Trust Inc REIT		930,354
8,900	Everest Re Group Ltd		951,944
11,045	Federal Realty Investment Trust REIT (d)		1,163,038
36,363	Fidelity National Financial Inc Class A		777,805
17,639	First American Financial Corp		382,237
60,968	First Niagara Financial Group Inc		493,231
18,195	FirstMerit Corp		268,012
33,284	Fulton Financial Corp		328,180
4,650	Greenhill & Co Inc (c)		240,637
14,663	Hancock Holding Co		453,820
7,840	Hanover Insurance Group Inc		292,118
17,394	HCC Insurance Holdings Inc		589,483
13,165	Highwoods Properties Inc REIT		429,442
8,623	Home Properties Inc REIT		528,331
21,359	Hospitality Properties Trust REIT		507,917
9,621	International Bancshares Corp		183,280
32,749	Janus Capital Group Inc		309,151
21,077	Jefferies Group Inc		288,544
7,607	Jones Lang LaSalle Inc		580,794
8,977	Kemper Corp		275,684
20,280	Liberty Property Trust REIT		734,947
22,924	Macerich Co REIT (d)		1,311,941
14,452	Mack-Cali Realty Corp REIT		384,423
6,050	Mercury General Corp		233,833
18,691	National Retail Properties Inc REIT		570,075
75,663	New York Community Bancorp Inc (c)(d)		1,071,388
41,171	Old Republic International Corp		382,890
18,808	Omega Healthcare Investors Inc REIT		427,506
7,068	Potlatch Corp REIT		264,131
7,585	Prosperity Bancshares Inc		323,273
13,871	Protective Life Corp		363,559
19,292	Raymond James Financial Inc		707,052
21,155	Rayonier Inc REIT		1,036,807
23,002	Realty Income Corp REIT		940,552
15,516	Regency Centers Corp REIT		756,095

Shares			Value

Financial — (continued)
12,718	Reinsurance Group of America Inc	$	735,991
30,461	Senior Housing Properties Trust REIT		663,441
8,098	Signature Bank (a)		543,214
15,527	SL Green Realty Corp REIT (d)		1,243,247
7,745	StanCorp Financial Group Inc		241,954
7,682	SVB Financial Group (a)		464,454
136,828	Synovus Financial Corp		324,282
10,640	Taubman Centers Inc REIT		816,407
28,350	TCF Financial Corp		338,499
10,798	Trustmark Corp		262,823
43,110	UDR Inc REIT (d)		1,069,990
34,336	Valley National Bancorp (c)		344,047
14,281	Waddell & Reed Financial Inc Class A		467,988
17,734	Washington Federal Inc		295,803
12,260	Webster Financial Corp		290,562
19,279	Weingarten Realty Investors REIT		541,933
4,703	Westamerica Bancorporation		221,276
19,168	WR Berkley Corp		718,608

			42,897,939

Industrial — 17.22%
7,324	Acuity Brands Inc		463,536
19,577	AECOM Technology Corp (a)		414,249
16,770	AGCO Corp (a)		796,240
5,718	Alliant Techsystems Inc		286,529
41,755	AMETEK Inc (d)		1,480,215
11,501	Aptargroup Inc		594,717
24,389	Avnet Inc (a)		709,476
17,937	B/E Aerospace Inc (a)		755,148
10,813	Carlisle Cos Inc		561,411
8,317	CLARCOR Inc		371,188
8,224	Clean Harbors Inc (a)		401,742
9,799	Con-way Inc		268,199
8,212	Crane Co		327,905
23,627	Donaldson Co Inc		820,093
11,107	Energizer Holdings Inc		828,693
5,393	Esterline Technologies Corp (a)		302,763
32,491	Exelis Inc		335,957
27,720	Fortune Brands Home & Security Inc (a)		748,717
8,273	Gardner Denver Inc		499,772
8,130	GATX Corp		345,037
25,019	Gentex Corp		425,573
10,459	Graco Inc		525,879
6,295	Granite Construction Inc		180,792
5,212	Greif Inc Class A		230,266
13,409	Harsco Corp		275,287
9,216	Hubbell Inc Class B		744,100
8,219	Huntington Ingalls Industries Inc (a)		345,609
14,402	IDEX Corp		601,572
6,629	Itron Inc (a)		286,041
16,075	ITT Corp		323,911
15,611	JB Hunt Transport Services Inc		812,396
18,940	Kansas City Southern (d)		1,435,273
25,414	KBR Inc		757,845
13,847	Kennametal Inc		513,447

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

Industrial — (continued)
9,654	Kirby Corp (a)	$533,673
8,081	Landstar System Inc	382,070
8,040	Lennox International Inc	388,814
14,430	Lincoln Electric Holdings Inc	563,492
23,958	Louisiana-Pacific Corp (a)	299,475
7,913	Martin Marietta Materials Inc (c)	655,750
7,176	Matson Inc	150,050
5,349	Mettler-Toledo International Inc (a)	913,288
5,474	Mine Safety Appliances Co	204,016
16,288	National Instruments Corp	409,969
9,744	Nordson Corp	571,193
16,953	Packaging Corp of America	615,394
7,204	Regal-Beloit Corp	507,738
12,201	Rock-Tenn Co Class A	880,668
11,411	Shaw Group Inc (a)	497,748
8,545	Silgan Holdings Inc	371,793
17,392	Sonoco Products Co	538,978
8,763	SPX Corp	573,188
6,372	Tech Data Corp (a)	288,652
19,120	Terex Corp (a)	431,730
8,483	Tidewater Inc	411,680
13,961	Timken Co	518,791
21,658	Trimble Navigation Ltd (a)	1,032,220
13,291	Trinity Industries Inc	398,331
8,630	Triumph Group Inc	539,634
13,294	URS Corp	469,411
17,279	UTi Worldwide Inc	232,748
4,045	Valmont Industries Inc	531,918
21,687	Vishay Intertechnology Inc (a)	213,183
8,267	Wabtec Corp	663,757
21,269	Waste Connections Inc	643,387
7,883	Werner Enterprises Inc	168,460
10,481	Woodward Inc	356,144
8,492	Worthington Industries Inc	183,937
8,596	Zebra Technologies Corp Class A (a)	322,694

		35,233,552

Technology — 7.86%
6,596	ACI Worldwide Inc (a)	278,747
13,168	Acxiom Corp (a)	240,579
5,686	Advent Software Inc (a)	139,705
29,815	Allscripts Healthcare Solutions Inc (a)	370,600
15,906	ANSYS Inc (a)(d)	1,167,500
73,373	Atmel Corp (a)	385,942
21,594	Broadridge Financial Solutions Inc ADR	503,788
47,469	Cadence Design Systems Inc (a)	610,689
36,159	Compuware Corp (a)	358,336
7,788	Concur Technologies Inc (a)	574,209
20,039	Cree Inc (a)(c)	511,596
22,487	Cypress Semiconductor Corp	241,061
10,956	Diebold Inc	369,327
5,719	Fair Isaac Corp	253,123
21,101	Fairchild Semiconductor International Inc (a)	276,845
18,736	Informatica Corp (a)	652,200

Shares		Value

Technology — (continued)
24,474	Integrated Device Technology Inc (a)	$143,907
11,714	International Rectifier Corp (a)	195,507
22,490	Intersil Corp Class A	196,788
14,420	Jack Henry & Associates Inc	546,518
12,051	Lexmark International Inc Class A	268,135
3,743	Mantech International Corp Class A	89,832
37,841	MEMC Electronic Materials Inc (a)	104,063
16,317	Mentor Graphics Corp (a)	252,587
13,844	MICROS Systems Inc (a)	680,017
21,014	MSCI Inc Class A (a)	752,091
27,469	NCR Corp (a)	640,302
19,751	Parametric Technology Corp (a)	430,572
15,566	QLogic Corp (a)	177,764
26,645	Riverbed Technology Inc (a)	620,029
18,487	Rovi Corp (a)	268,246
10,915	Semtech Corp (a)	274,512
6,323	Silicon Laboratories Inc (a)	232,434
32,919	Skyworks Solutions Inc (a)	775,736
10,508	SolarWinds Inc (a)	585,716
12,087	Solera Holdings Inc	530,257
25,715	Synopsys Inc (a)	849,109
18,625	VeriFone Systems Inc (a)	518,706

		16,067,075

Utilities — 4.96%
19,138	Alliant Energy Corp	830,398
24,135	Aqua America Inc	597,583
15,580	Atmos Energy Corp	557,608
7,738	Black Hills Corp	275,241
10,077	Cleco Corp	423,032
26,448	Great Plains Energy Inc	588,733
16,798	Hawaiian Electric Industries Inc	441,955
8,690	IDACORP Inc	376,016
32,583	MDU Resources Group Inc	718,129
14,371	National Fuel Gas Co	776,609
40,720	NV Energy Inc	733,367
17,006	OGE Energy Corp	943,153
13,270	PNM Resources Inc	279,068
30,344	Questar Corp	616,894
19,423	UGI Corp	616,680
13,577	Vectren Corp	388,302
21,808	Westar Energy Inc	646,825
8,562	WGL Holdings Inc	344,621

		10,154,214

TOTAL COMMON STOCK — 97.29% (Cost $190,250,213)		$199,021,843

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Principal Amount		Value

SECURITIES LENDING COLLATERAL
$ 1,978,537	Undivided interest of 7.27% in a repurchase agreement (principal amount/value $27,293,676 with a maturity value of $27,294,245) with BNP Paribas Securities Corp, 0.25%, dated 9/28/12, to be repurchased at $1,978,537 on 10/1/12, collateralized by various U.S. Government Agency Securities, 2.50% - 5.00%, 4/1/26 - 9/1/42, with a value of $27,839,550.	$1,978,537

1,990,296	Undivided interest of 3.91% in a repurchase agreement (principal amount/value $50,900,000 with a maturity value of $50,901,018) with HSBC Securities (USA) Inc, 0.24%, dated 9/28/12, to be repurchased at $1,990,296 on 10/1/12, collateralized by Federal National Mortgage Association, 3.50% - 6.00%, 12/1/26 - 3/1/42, with a value of $51,918,295.	1,990,296

1,990,295	Undivided interest of 3.22% in a repurchase agreement (principal amount/value $61,800,000 with a maturity value of $61,801,030) with Merrill Lynch, Pierce, Fenner & Smith, 0.20%, dated 9/28/12, to be repurchased at $1,990,295 on 10/1/12, collateralized by Government National Mortgage Association, 3.50% - 4.50%, 5/20/41 - 9/20/41, with a value of $63,036,000.	1,990,295

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 1,990,296	Undivided interest of 3.29% in a repurchase agreement (principal amount/value $60,600,000 with a maturity value of $60,601,061) with Goldman Sachs & Co., 0.21%, dated 9/28/12, to be repurchased at $1,990,296 on 10/1/12, collateralized by various U.S. Government Agency Securities, 2.50% - 5.30%, 7/1/13 - 9/1/42, with a value of $61,812,001.	$1,990,296

TOTAL SECURITIES LENDING COLLATERAL — 3.88% (Cost $7,949,424)		$7,949,424

SHORT TERM INVESTMENTS
999,999	Federal Farm Credit Banks Funding Corp 0.01%, 10/01/2012	999,999
2,799,985	Federal Home Loan Bank 0.05%, 10/03/2012	2,799,985
429,902	U.S. Treasury Bills(e) 0.10%, 12/20/2012	429,902

TOTAL SHORT TERM INVESTMENTS — 2.07% (Cost $4,229,886)		$4,229,886

TOTAL INVESTMENTS — 103.24% (Cost $202,429,523)		$211,201,153

OTHER ASSETS & LIABILITIES, NET — (3.24)%		$(6,632,392)

TOTAL NET ASSETS — 100.00%		$204,568,761

(a)	Non-income producing security.
(b)	Restricted security; at September 28, 2012, the aggregate cost and market value of restricted securities was $250,837 and $285,345, respectively, representing 0.14% of net assets.
(c)	A portion or all of the security is on loan at September 28, 2012.
(d)	All or a portion of the security position has been pledged as collateral to cover segregation requirements on open futures contracts.
(e)	All or a portion of the security has been segregated to cover initial margin requirements on open future contracts.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

At September 28, 2012, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Depreciation
S&P Mid 400® Emini Long Futures	53	USD	$5,228,450	December 2012	$(51,147)

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (the Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds changed its name from Maxim Series Fund, Inc on September 24, 2012 and presently consists of sixty-three funds. Interests in the Great-West S&P Mid Cap 400® Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of the Great-West Funds. Effective September 24, 2012, the Maxim S&P MidCap 400® Index Portfolio’s name changed to Great-West S&P Mid Cap 400® Index Fund. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s MidCap 400® Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of the Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Great-West Funds.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

September 28, 2012

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Securities Lending Collateral	Matures next business day and therefore priced at par.

Short Term Investments

Amortized cost, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Derivative Investments:
Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of September 28, 2012, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:
Domestic Common Stock	$195,374,169	$—	$—	$195,374,169
Foreign Common Stock	3,647,674	—	—	3,647,674
Securities Lending Collateral	—	7,949,424	—	7,949,424
Short Term Investments	—	4,229,886	—	4,229,886
Liabilities
Derivative Investments:
Futures Contracts	51,147	—	—	51,147

Total Investments(a)	$198,970,696	$12,179,310	$0	$211,150,006

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

Futures Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date.

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

September 28, 2012

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Fund to be subject to larger short-term declines in value.

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Restricted Securities

The Fund may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board-approved guidelines established in the Great-West Funds’ Policy and Procedures regarding Liquidity.

Financial Futures Contracts

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of the Great-West Funds, may invest in repurchase agreement transactions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

September 28, 2012

Federal Income Taxes

The Fund’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Fund intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and State tax returns. The statute of limitations on the Fund’s U.S. Federal and State tax returns remain open for the fiscal year ended 2011.

Application of Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Fund’s financial position or the results of its operations.

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Fund’s financial position or the results of its operations.

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund will adopt ASU No. 2011-11 for its fiscal year beginning January 1, 2013. At this time, the Fund is evaluating the impact, if any, of ASU No. 2011-11 on the financial statements and related disclosures.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 28, 2012, the U.S. Federal income tax cost basis was $202,709,053. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $22,507,767 and gross depreciation of securities in which there was an excess of tax cost over value of $14,015,667 resulting in net appreciation of $8,492,100.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the

September 28, 2012

possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the clearinghouse will fail to perform its obligations.

The Fund held an average of 42 futures contracts for the reporting period.

4. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. As of September 28, 2012 the Fund had securities on loan valued at $7,749,432 and received collateral of $7,949,424 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Funds and in the event of a default by the counterparty, all Funds would share ratably in the collateral.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

COMMON STOCK
Basic Materials — 3.91%
23,579	A Schulman Inc	$561,652
88,071	AK Steel Holding Corp (a)	422,741
20,487	AMCOL International Corp	694,100
19,215	American Vanguard Corp	668,682
23,485	Balchem Corp	862,604
32,350	Buckeye Technologies Inc	1,037,141
43,569	Century Aluminum Co (b)	311,518
19,003	Clearwater Paper Corp (b)	785,014
8,871	Deltic Timber Corp	578,922
51,251	Globe Specialty Metals Inc	780,040
7,462	Hawkins Inc (a)	310,046
40,181	HB Fuller Co	1,232,753
17,488	Innophos Holdings Inc	847,993
13,601	Kaiser Aluminum Corp	794,162
31,271	KapStone Paper & Packaging Corp (b)	700,158
26,557	Kraton Performance Polymers Inc (b)	693,138
16,343	Materion Corp	388,963
12,538	Neenah Paper Inc	359,088
26,409	OM Group Inc (b)	489,623
72,105	PolyOne Corp	1,194,780
10,319	Quaker Chemical Corp	481,588
25,604	Schweitzer-Mauduit International Inc	844,676
6,803	Stepan Co	653,904
37,731	Wausau Paper Corp	349,389
18,169	Zep Inc	274,715

		16,317,390

Communications — 4.51%
22,479	Anixter International Inc	1,291,643
92,511	Arris Group Inc (b)	1,183,216
7,785	Atlantic Tele-Network Inc	334,599
14,083	Black Box Corp	359,257
33,130	Blucora Inc (b)	590,045
9,836	Blue Nile Inc (b)	364,817
23,752	Cbeyond Inc (b)	234,195
160,380	Cincinnati Bell Inc (b)	914,166
26,152	comScore Inc (b)	398,818
14,335	Comtech Telecommunications Corp	396,219
34,782	DealerTrack Holdings Inc (b)	968,679
44,458	Dice Holdings Inc (b)	374,336
21,810	Digital Generation Inc (a)(b)	247,762
25,715	Dolan Co (b)	138,347
23,165	EW Scripps Co Class A (b)	246,707
26,343	General Communication Inc Class A (b)	258,161
93,535	Harmonic Inc (b)	424,649
35,546	Harte-Hanks Inc	246,334
15,902	HealthStream Inc (b)	452,571
19,574	Liquidity Services Inc (a)(b)	982,811
17,661	LogMeIn Inc (b)	396,136
11,277	Lumos Networks Corp	88,637
30,560	NETGEAR Inc (b)	1,165,558
24,322	Neutral Tandem Inc (b)	228,140
21,642	Novatel Wireless Inc (b)	42,851

Shares		Value

Communications — (continued)
12,604	NTELOS Holdings Corp	$218,932
23,876	Nutrisystem Inc (a)	251,414
18,108	OpenTable Inc (b)	753,293
14,949	Oplink Communications Inc (b)	247,257
16,123	PC-Tel Inc	113,667
25,550	Perficient Inc (b)	308,389
20,593	QuinStreet Inc (a)(b)	172,775
24,246	Sourcefire Inc (b)	1,188,781
11,922	Stamps.com Inc (b)	275,875
35,247	Symmetricom Inc (b)	245,672
74,754	United Online Inc	412,642
18,606	USA Mobility Inc	220,853
24,462	VASCO Data Security International Inc (b)	229,454
32,242	ViaSat Inc (a)(b)	1,205,206
30,374	Websense Inc (b)	475,353
20,833	XO Group Inc (b)	173,956

		18,822,173

Consumer, Cyclical — 16.36%
12,438	Allegiant Travel Co (b)	788,072
10,628	Arctic Cat Inc (b)	440,637
13,941	Big 5 Sporting Goods Corp	138,713
986	Biglari Holdings Inc (b)	359,949
19,978	BJ’s Restaurants Inc (b)	906,002
43,896	Boyd Gaming Corp (a)(b)	309,906
57,027	Brightpoint Inc (b)	512,102
33,072	Brown Shoe Co Inc	530,144
72,017	Brunswick Corp	1,629,745
21,951	Buckle Inc (a)	997,234
14,943	Buffalo Wild Wings Inc (a)(b)	1,281,213
37,315	Cabela’s Inc Class A (b)(c)	2,040,384
53,623	Callaway Golf Co	329,245
31,036	Casey’s General Stores Inc (c)	1,773,397
24,060	Cash America International Inc	927,994
21,928	Cato Corp Class A	651,481
13,704	CEC Entertainment Inc	412,764
19,524	Children’s Place Retail Stores Inc (b)	1,171,440
26,790	Christopher & Banks Corp	94,033
25,582	Coinstar Inc (a)(b)	1,150,678
59,977	Coldwater Creek Inc (b)	49,781
18,704	Cracker Barrel Old Country Store Inc	1,255,225
72,385	Crocs Inc (b)	1,173,361
12,506	DineEquity Inc (b)	700,336
15,678	DTS Inc (b)	364,984
20,990	Ethan Allen Interiors Inc (a)	460,101
36,476	Ezcorp Inc Class A (b)	836,395
90,360	Fifth & Pacific Cos Inc (b)	1,154,801
41,741	Finish Line Inc Class A	949,190
21,444	First Cash Financial Services Inc (b)	986,638
27,456	Fred’s Inc Class A	390,699
15,008	G&K Services Inc Class A	469,900
19,663	Genesco Inc (b)	1,312,112
17,406	Group 1 Automotive Inc	1,048,363
14,694	Haverty Furniture Cos Inc	203,953
21,136	Hibbett Sports Inc (b)	1,256,535

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

Consumer, Cyclical — (continued)
34,035	Hot Topic Inc	$296,105
55,441	Iconix Brand Group Inc (b)	1,011,244
47,243	Interface Inc	624,080
31,302	Interval Leisure Group Inc	592,547
36,252	Jack in the Box Inc (b)	1,019,044
17,641	JAKKS Pacific Inc	257,029
22,389	Jos A Bank Clothiers Inc (b)	1,085,419
18,990	K-Swiss Inc Class A (b)	65,136
12,476	Kirkland’s Inc (b)	123,887
41,659	La-Z-Boy Inc (b)	609,471
16,904	Lithia Motors Inc Class A	563,072
22,148	Lumber Liquidators Holdings Inc (a)(b)	1,122,461
15,785	M/I Homes Inc (b)	305,282
19,502	Maidenform Brands Inc (b)	399,401
15,636	Marcus Corp	173,560
19,630	MarineMax Inc (b)	162,733
23,080	Marriott Vacations Worldwide Corp (b)	831,342
38,776	Men’s Wearhouse Inc	1,335,058
24,935	Meritage Homes Corp (b)	948,278
30,680	Mobile Mini Inc (b)	512,663
7,843	Monarch Casino & Resort Inc (b)	68,313
22,579	Multimedia Games Holding Co Inc (b)	355,168
9,733	MWI Veterinary Supply Inc (b)	1,038,316
69,458	OfficeMax Inc	542,467
11,472	Oxford Industries Inc	647,594
14,283	Papa John’s International Inc (b)	762,855
42,648	Pep Boys-Manny Moe & Jack	434,157
9,742	Perry Ellis International Inc (b)	214,811
15,608	PetMed Express Inc (a)	156,704
49,986	Pinnacle Entertainment Inc (b)	612,328
38,280	Pool Corp	1,591,682
102,831	Quiksilver Inc (b)	341,399
10,614	Red Robin Gourmet Burgers Inc (b)	345,592
50,540	Ruby Tuesday Inc (b)	366,415
12,899	rue21 inc (b)	401,804
29,544	Ruth’s Hospitality Group Inc (b)	188,195
35,881	Ryland Group Inc	1,076,430
22,355	ScanSource Inc (b)	715,807
45,698	Select Comfort Corp (b)	1,441,772
45,330	Shuffle Master Inc (b)	716,667
30,803	Skechers U.S.A. Inc Class A (b)	628,381
40,495	SkyWest Inc	418,313
30,989	Sonic Automotive Inc Class A	588,171
44,486	Sonic Corp (b)	456,871
26,698	Spartan Motors Inc	133,490
24,676	Stage Stores Inc	519,677
16,701	Standard Motor Products Inc	307,632
89,462	Standard Pacific Corp (a)(b)	604,763
22,906	Stein Mart Inc (b)	194,930
33,019	Steven Madden Ltd (b)	1,443,591
18,693	Superior Industries International Inc	319,463
48,259	Texas Roadhouse Inc	825,229
47,652	Toro Co (c)	1,895,597
19,697	True Religion Apparel Inc	420,137
35,005	Tuesday Morning Corp (b)	229,283
12,146	UniFirst Corp	811,231

Shares		Value

Consumer, Cyclical — (continued)
33,356	United Stationers Inc	$867,923
11,604	Universal Electronics Inc (b)	203,998
24,076	Vitamin Shoppe Inc (b)	1,404,112
15,355	VOXX International Corp (b)	114,855
24,560	Winnebago Industries Inc (b)	310,193
39,242	Wolverine World Wide Inc	1,741,168
19,825	Zale Corp (b)	136,793
17,468	Zumiez Inc (a)(b)	484,388

		68,173,984

Consumer, Non-cyclical — 17.62%
16,741	Abaxis Inc (b)	601,337
40,779	ABM Industries Inc	771,946
56,647	Affymetrix Inc (a)(b)	245,282
9,391	Air Methods Corp (b)	1,121,004
54,073	Akorn Inc (b)	714,845
57,832	Align Technology Inc (b)(c)	2,138,049
70,093	Alliance One International Inc (b)	226,400
7,024	Almost Family Inc (b)	149,471
24,136	Amedisys Inc (b)	333,318
27,492	American Greetings Corp Class A (a)	461,866
14,388	American Public Education Inc (a)(b)	524,155
32,136	AMN Healthcare Services Inc (b)	323,288
25,630	Amsurg Corp (b)	727,379
14,081	Andersons Inc	530,290
21,210	Arbitron Inc	803,859
47,656	Arqule Inc (b)	243,522
38,927	B&G Foods Inc	1,179,877
20,151	Bio-Reference Labs Inc (a)(b)	575,916
8,939	Blyth Inc (a)	232,325
6,818	Boston Beer Co Inc Class A (a)(b)	763,411
11,475	Cal-Maine Foods Inc	515,687
10,265	Calavo Growers Inc (a)	256,625
23,329	Cambrex Corp (b)	273,649
16,977	Cantel Medical Corp	459,737
9,637	Capella Education Co (b)	337,873
36,139	Cardtronics Inc (b)	1,076,219
43,113	Career Education Corp (b)	162,536
10,887	CDI Corp	185,406
41,475	Centene Corp (b)	1,551,580
34,652	Central Garden & Pet Co Class A (b)	418,596
15,463	Chemed Corp	1,071,431
23,279	CONMED Corp	663,452
6,964	Consolidated Graphics Inc (b)	181,691
65,116	Corinthian Colleges Inc (b)	154,976
5,050	Corvel Corp (b)	225,988
23,302	Cross Country Healthcare Inc (b)	109,985
20,562	CryoLife Inc	138,177
51,724	Cubist Pharmaceuticals Inc (b)(c)	2,466,200
19,269	Cyberonics Inc (b)	1,010,081
17,704	Diamond Foods Inc (a)	333,189
20,577	Emergent Biosolutions Inc (b)	292,399
14,049	Ensign Group Inc	429,970
28,864	Enzo Biochem Inc (b)	58,883
20,611	ExlService Holdings Inc (b)	608,025
11,809	Forrester Research Inc	339,745
23,974	Gentiva Health Services Inc (b)	271,386

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

Consumer, Non-cyclical — (continued)
49,480	Geo Group Inc	$1,369,112
18,825	Greatbatch Inc (b)	458,012
20,767	Haemonetics Corp (b)	1,665,513
36,430	Hain Celestial Group Inc (b)(c)	2,295,090
27,574	Hanger Inc (b)	786,686
54,953	Healthcare Services Group Inc	1,256,775
26,346	Healthways Inc (b)	308,512
31,152	Heartland Payment Systems Inc	986,895
14,429	Heidrick & Struggles International Inc	183,825
25,438	Helen of Troy Ltd (b)	809,692
8,241	Hi-Tech Pharmacal Co Inc (b)	272,860
10,134	ICU Medical Inc (b)	612,904
17,970	Insperity Inc	453,383
15,802	Integra LifeSciences Holdings Corp (b)	649,462
13,256	Inter Parfums Inc	242,585
23,617	Invacare Corp	333,944
13,254	IPC The Hospitalist Co Inc (b)	605,708
12,098	J&J Snack Foods Corp	693,578
22,470	Kelly Services Inc Class A	283,122
43,311	Kindred Healthcare Inc (b)	492,879
7,737	Landauer Inc	462,054
13,141	LHC Group Inc (b)	242,714
17,549	Lincoln Educational Services Corp	73,706
114,501	Live Nation Entertainment Inc (b)	985,854
30,064	Luminex Corp (b)	584,444
22,352	Magellan Health Services Inc (b)	1,153,587
27,365	MAXIMUS Inc	1,634,238
43,417	Medicines Co (b)	1,120,593
11,171	Medifast Inc (a)(b)	292,122
32,974	Meridian Bioscience Inc (a)	632,441
32,199	Merit Medical Systems Inc (b)	480,731
23,400	Molina Healthcare Inc (b)	588,510
36,795	Momenta Pharmaceuticals Inc (b)	536,103
23,684	Monro Muffler Brake Inc (a)	833,440
9,418	Nash Finch Co	192,316
24,241	Natus Medical Inc (b)	316,830
41,269	Navigant Consulting Inc (b)	456,022
18,059	Neogen Corp (b)	771,119
34,956	NuVasive Inc (b)	800,842
35,049	On Assignment Inc (b)	698,176
14,551	Palomar Medical Technologies Inc (b)	137,361
48,254	PAREXEL International Corp (b)	1,484,293
10,745	Peet’s Coffee & Tea Inc (a)(b)	788,038
23,518	PharMerica Corp (b)	297,738
40,660	Prestige Brands Holdings Inc (b)	689,594
41,361	PSS World Medical Inc (b)	942,204
48,462	Questcor Pharmaceuticals Inc (a)(b)	896,547
34,257	Resources Connection Inc	449,109
40,798	Salix Pharmaceuticals Ltd (b)	1,727,387
15,802	Sanderson Farms Inc	701,135
6,859	Seneca Foods Corp Class A (b)	204,810
38,552	Snyders-Lance Inc	963,800
17,262	Spartan Stores Inc	264,281
43,076	Spectrum Pharmaceuticals Inc (a)(b)	503,989
9,268	SurModics Inc (b)	187,399
29,747	Symmetry Medical Inc (b)	294,198
18,649	TeleTech Holdings Inc (b)	317,965

Shares		Value

Consumer, Non-cyclical — (continued)
28,971	TreeHouse Foods Inc (b)	$1,520,977
33,350	TrueBlue Inc (b)	524,262
39,436	United Natural Foods Inc (b)(c)	2,305,034
17,045	Universal Technical Institute Inc	233,517
16,257	Viad Corp	339,121
56,200	ViroPharma Inc (b)	1,698,364
12,085	WD-40 Co	636,154
27,282	West Pharmaceutical Services Inc	1,447,856

		73,432,538

Energy — 3.80%
26,830	Approach Resources Inc (b)	808,388
23,702	Basic Energy Services Inc (a)(b)	265,936
49,015	Cloud Peak Energy Inc (b)	887,172
36,452	Comstock Resources Inc (b)	669,988
10,165	Contango Oil & Gas Co (b)	499,508
52,642	Exterran Holdings Inc (b)	1,067,580
5,091	Geospace Technologies Corp (b)	623,189
11,949	Gulf Island Fabrication Inc	333,019
40,001	Gulfport Energy Corp (b)	1,250,431
25,972	Hornbeck Offshore Services Inc (b)	951,874
97,535	ION Geophysical Corp (b)	676,893
27,080	Lufkin Industries Inc	1,457,446
20,380	Matrix Service Co (b)	215,417
24,824	PDC Energy Inc (b)	785,183
35,823	Penn Virginia Corp	222,103
47,551	Petroquest Energy Inc (a)(b)	319,067
50,641	Pioneer Energy Services Corp (b)	394,493
16,184	SEACOR Holdings Inc (b)	1,349,098
40,530	Stone Energy Corp (b)	1,018,114
56,252	SunCoke Energy Inc (b)	906,782
35,230	Swift Energy Co (b)	735,602
64,163	TETRA Technologies Inc (b)	388,186

		15,825,469

Financial — 19.94%
37,024	Acadia Realty Trust REIT	918,936
15,049	AMERISAFE Inc (b)	408,430
36,589	Bank Mutual Corp	166,480
23,557	Bank of the Ozarks Inc	812,010
62,539	BBCN Bancorp Inc (b)	788,617
63,651	Boston Private Financial Holdings Inc	610,413
55,830	Brookline Bancorp Inc	492,421
16,472	Calamos Asset Management Inc Class A	191,734
45,799	Cedar Realty Trust Inc REIT	241,819
12,179	City Holding Co	436,495
67,271	Colonial Properties Trust REIT	1,416,055
32,684	Columbia Banking System Inc	605,961
32,363	Community Bank System Inc	912,313
73,986	Cousins Properties Inc REIT	587,449
70,600	CVB Financial Corp	842,964
157,974	DiamondRock Hospitality Co REIT	1,521,290
22,646	Dime Community Bancshares Inc	327,008
23,451	EastGroup Properties Inc REIT	1,247,593
16,234	eHealth Inc (b)	304,712
25,164	Employers Holdings Inc	461,256

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

Financial — (continued)
18,645	Encore Capital Group Inc (b)	$526,908
37,764	Entertainment Properties Trust REIT	1,677,854
78,794	Extra Space Storage Inc REIT (c)	2,619,900
32,777	Financial Engines Inc (a)(b)	781,076
54,793	First BanCorp (b)	242,185
82,452	First Commonwealth Financial Corp	581,287
48,050	First Financial Bancorp	812,525
24,325	First Financial Bankshares Inc (a)	876,430
61,612	First Midwest Bancorp Inc	773,231
112,381	FNB Corp	1,259,791
28,118	Forestar Group Inc (b)	468,446
58,631	Franklin Street Properties Corp REIT	649,045
22,161	Getty Realty Corp REIT (a)	397,790
57,766	Glacier Bancorp Inc	899,994
26,283	Hanmi Financial Corp (b)	336,685
69,288	Healthcare Realty Trust Inc REIT	1,597,088
26,262	HFF Inc Class A (b)	391,304
26,451	Higher One Holdings Inc (a)(b)	356,559
18,306	Home BancShares Inc	624,052
31,682	Horace Mann Educators Corp	573,761
17,628	Independent Bank Corp	530,426
9,737	Infinity Property & Casualty Corp	588,017
62,520	Inland Real Estate Corp REIT	515,790
32,056	Interactive Brokers Group Inc Class A	449,425
32,048	Investment Technology Group Inc (b)	278,818
60,468	Kilroy Realty Corp REIT (c)	2,707,757
50,289	Kite Realty Group Trust REIT	256,474
69,890	LaSalle Hotel Properties REIT (c)	1,865,364
108,931	Lexington Realty Trust REIT (a)	1,052,273
24,947	LTC Properties Inc REIT	794,562
30,250	MarketAxess Holdings Inc	955,900
38,086	Meadowbrook Insurance Group Inc	292,881
109,057	Medical Properties Trust Inc REIT	1,139,646
33,047	Mid-America Apartment Communities Inc REIT (c)	2,158,300
32,622	National Financial Partners Corp (b)	551,312
98,807	National Penn Bancshares Inc	900,132
8,540	Navigators Group Inc (b)	420,382
27,389	NBT Bancorp Inc	604,475
80,046	Northwest Bancshares Inc	978,963
81,508	Old National Bancorp	1,109,324
31,750	Oritani Financial Corp	477,837
26,136	PacWest Bancorp	610,798
17,006	Parkway Properties Inc REIT	227,370
42,849	Pennsylvania Real Estate Investment Trust REIT	679,585
26,484	Pinnacle Financial Partners Inc (b)	511,671
12,711	Piper Jaffray Cos (b)	323,495
13,780	Portfolio Recovery Associates Inc (b)	1,439,045
43,908	Post Properties Inc REIT (c)	2,105,828
17,070	Presidential Life Corp	237,785
47,621	PrivateBancorp Inc	761,460

Shares		Value

Financial — (continued)
24,743	ProAssurance Corp (c)	$2,237,757
116,472	Prospect Capital Corp (a)	1,341,757
44,057	Provident Financial Services Inc	695,660
14,583	PS Business Parks Inc REIT	974,436
13,745	RLI Corp	916,242
22,961	S&T Bancorp Inc (a)	404,343
30,070	Sabra Health Care Inc REIT	601,701
10,408	Safety Insurance Group Inc	477,519
10,252	Saul Centers Inc REIT	455,189
44,999	Selective Insurance Group Inc	854,531
13,860	Simmons First National Corp Class A	337,560
23,848	Sovran Self Storage Inc REIT	1,379,607
26,048	Sterling Bancorp	258,396
15,278	Stewart Information Services Corp (a)	307,699
40,491	Stifel Financial Corp (b)	1,360,498
151,466	Susquehanna Bancshares Inc	1,584,334
22,448	SWS Group Inc (b)	137,157
76,530	Tanger Factory Outlet Centers REIT (c)	2,474,215
32,169	Texas Capital Bancshares Inc (b)	1,599,121
9,225	Tompkins Financial Corp (a)	373,797
28,201	Tower Group Inc	546,817
77,533	TrustCo Bank Corp	443,489
26,111	UMB Financial Corp	1,271,083
91,601	Umpqua Holdings Corp	1,180,737
37,111	United Bankshares Inc (a)	924,435
36,299	United Community Banks Inc (b)	304,549
17,171	United Fire Group Inc	431,336
10,153	Universal Health Realty Income Trust REIT	466,835
18,427	Urstadt Biddle Properties Inc REIT Class A	372,778
28,605	ViewPoint Financial Group Inc	548,358
4,782	Virtus Investment Partners Inc (b)	411,252
50,127	Wilshire Bancorp Inc (b)	315,800
29,745	Wintrust Financial Corp	1,117,520
10,744	World Acceptance Corp (a)(b)	724,683

		83,096,153

Industrial — 18.09%
14,702	AAON Inc	289,482
33,312	AAR Corp	546,983
58,761	Actuant Corp Class A	1,681,740
28,690	Advanced Energy Industries Inc (b)	353,461
31,407	Aegion Corp (b)	601,758
15,244	Aerovironment Inc (b)	357,777
23,357	Albany International Corp Class A	513,153
13,682	AM Castle & Co (a)(b)	170,888
6,861	American Science & Engineering Inc	450,150
9,957	Analogic Corp	778,339
31,411	AO Smith Corp (c)	1,807,389
22,806	Apogee Enterprises Inc	447,454
34,000	Applied Industrial Technologies Inc	1,408,620
21,434	Arkansas Best Corp	169,757
16,558	Astec Industries Inc (b)	523,398

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

Industrial — (continued)
20,550	AZZ Inc	$780,489
11,916	Badger Meter Inc	433,623
37,479	Barnes Group Inc	937,350
8,095	Bel Fuse Inc Class B (a)	151,215
36,668	Belden Inc	1,352,316
45,598	Benchmark Electronics Inc (b)	696,281
38,562	Brady Corp Class A	1,129,095
39,487	Briggs & Stratton Corp	737,222
28,819	Bristow Group Inc	1,456,800
45,542	Calgon Carbon Corp (b)	651,706
7,115	Cascade Corp	389,475
18,487	Ceradyne Inc	451,637
33,462	Checkpoint Systems Inc (b)	277,065
14,392	CIRCOR International Inc	543,298
32,435	Cognex Corp	1,121,602
31,169	Comfort Systems USA Inc	340,677
26,777	CTS Corp	269,644
12,982	Cubic Corp	649,879
37,757	Curtiss-Wright Corp	1,234,654
25,287	Cymer Inc (b)	1,291,154
28,986	Daktronics Inc	275,657
94,830	Darling International Inc (b)	1,734,441
15,225	Drew Industries Inc (b)	459,947
26,678	Dycom Industries Inc (b)	383,630
37,382	Eagle Materials Inc	1,729,291
20,240	Electro Scientific Industries Inc	247,333
53,794	EMCOR Group Inc	1,535,281
14,780	Encore Wire Corp	432,463
38,626	EnerSys Inc (b)	1,363,112
12,988	Engility Holdings Inc (b)	239,629
16,712	EnPro Industries Inc (b)	601,799
21,953	ESCO Technologies Inc	852,874
10,915	Exponent Inc (b)	623,137
13,952	FARO Technologies Inc (b)	576,497
51,700	Federal Signal Corp (b)	326,744
30,587	FEI Co	1,636,405
23,330	Forward Air Corp	709,465
15,574	Franklin Electric Co Inc	942,071
47,546	GenCorp Inc (b)	451,212
24,021	Gibraltar Industries Inc (b)	307,949
38,239	Griffon Corp	393,862
9,800	Haynes International Inc	511,070
48,622	Headwaters Inc (b)	319,933
37,903	Heartland Express Inc	506,384
50,274	Hillenbrand Inc	914,484
28,896	Hub Group Inc Class A (b)	857,633
45,081	II-VI Inc (b)	857,441
45,174	Intermec Inc (b)	280,531
18,319	Intevac Inc (b)	111,929
21,094	iRobot Corp (a)(b)	480,099
22,947	John Bean Technologies Corp	374,725
21,698	Kaman Corp	778,090
25,605	Kaydon Corp	572,016
48,446	Knight Transportation Inc	692,778
17,113	Koppers Holdings Inc	597,757
2,844	Lawson Products Inc	19,681
10,176	Lindsay Corp (a)	732,367
17,407	Littelfuse Inc	984,192
14,827	LSB Industries Inc (b)	650,461
14,418	Lydall Inc (b)	203,150

Shares		Value

Industrial — (continued)
12,352	Measurement Specialties Inc (b)	$407,369
28,654	Methode Electronics Inc	278,230
36,458	Moog Inc Class A (b)	1,380,664
14,435	Movado Group Inc	486,748
30,817	Mueller Industries Inc	1,401,249
25,260	Myers Industries Inc	394,561
3,787	National Presto Industries Inc	275,997
15,442	NCI Building Systems Inc (b)	154,883
31,313	Newport Corp (b)	346,322
56,977	Old Dominion Freight Line Inc (b)	1,718,411
6,957	Olympic Steel Inc	117,434
47,225	Orbital Sciences Corp (b)	687,596
20,839	Orion Marine Group Inc (b)	154,834
15,181	OSI Systems Inc (b)	1,181,689
21,081	Overseas Shipholding Group Inc (a)	139,135
15,738	Park Electrochemical Corp	390,775
28,087	Plexus Corp (b)	850,755
7,404	Powell Industries Inc (b)	286,313
33,008	Pulse Electronics Corp	27,067
29,373	Quanex Building Products Corp	553,387
34,562	Robbins & Myers Inc (c)	2,059,895
23,628	Rofin-Sinar Technologies Inc (b)	466,180
13,440	Rogers Corp (b)	569,318
24,674	RTI International Metals Inc (b)	590,696
32,550	Simpson Manufacturing Co Inc	931,581
10,042	Standex International Corp	446,367
35,530	STR Holdings Inc (a)(b)	110,143
15,740	Sturm Ruger & Co Inc (a)	778,973
29,654	Teledyne Technologies Inc (b)(c)	1,879,767
15,300	Tennant Co	655,146
51,087	Tetra Tech Inc (b)	1,341,545
17,105	Texas Industries Inc (a)(b)	695,318
18,860	Tredegar Corp	334,576
41,573	TTM Technologies Inc (b)	392,033
16,018	Universal Forest Products Inc	665,388
16,036	Vicor Corp (b)	106,960
22,821	Watts Water Technologies Inc Class A	863,318

		75,383,674

Technology — 10.08%
38,155	3D Systems Corp (a)(b)	1,253,392
10,762	Agilysys Inc (b)	92,553
25,983	ATMI Inc (b)	482,504
24,125	Avid Technology Inc (b)	228,223
36,991	Blackbaud Inc	884,825
29,889	Bottomline Technologies Inc (b)	737,959
54,783	Brooks Automation Inc	439,908
19,418	Cabot Microelectronics Corp	682,349
18,564	CACI International Inc Class A (b)	961,430
19,340	Ceva Inc (b)	278,109
58,773	CIBER Inc (b)	203,942
52,057	Cirrus Logic Inc (b)(c)	1,998,468
19,219	Cohu Inc	180,466
33,999	CommVault Systems Inc (b)(c)	1,995,741
8,453	Computer Programs & Systems Inc	469,564
27,165	CSG Systems International Inc (b)	610,941

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

Technology — (continued)
20,943	Digi International Inc (b)	$212,781
28,938	Digital River Inc (b)	482,107
29,419	Diodes Inc (b)	500,417
17,202	DSP Group Inc (b)	102,180
25,837	Ebix Inc (a)	610,012
72,620	Entropic Communications Inc (a)(b)	422,648
25,938	EPIQ Systems Inc	348,088
35,864	Exar Corp (b)	286,912
16,995	Gerber Scientific Inc (b)(d)(e)	0
95,070	GT Advanced Technologies Inc (a)(b)	518,131
22,008	Hittite Microwave Corp (b)	1,220,784
24,813	iGATE Corp (b)	450,852
36,573	Insight Enterprises Inc (b)	639,296
12,004	Interactive Intelligence Group Inc (b)	360,720
34,919	j2 Global Inc	1,146,042
34,868	JDA Software Group Inc (b)	1,108,105
54,885	Kopin Corp (b)	206,368
60,225	Kulicke & Soffa Industries Inc (b)	626,340
39,724	LivePerson Inc (b)	719,402
16,499	Manhattan Associates Inc (b)	944,898
17,935	Medidata Solutions Inc (b)	744,302
24,422	Mercury Computer Systems Inc (b)	259,362
40,531	Micrel Inc (a)	422,333
71,608	Microsemi Corp (b)	1,437,173
6,992	MicroStrategy Inc Class A (b)	937,417
43,020	MKS Instruments Inc	1,096,580
25,095	Monolithic Power Systems Inc (b)	495,626
29,883	Monotype Imaging Holdings Inc	465,876
13,107	MTS Systems Corp	701,880
17,016	Nanometrics Inc (b)	234,991
5,465	NCI Inc Class A (a)(b)	37,599
29,017	Netscout Systems Inc (b)	740,224
27,508	Omnicell Inc (b)	382,361
12,134	Opnet Technologies Inc	413,405
19,345	Pericom Semiconductor Corp (b)	168,011
23,299	Power Integrations Inc	708,989
50,516	Progress Software Corp (b)	1,080,537
32,629	Quality Systems Inc (a)	605,268
19,826	Radisys Corp (b)	71,374
14,797	Rubicon Technology Inc (a)(b)	141,755
26,531	Rudolph Technologies Inc (b)	278,576
25,389	Sigma Designs Inc (b)	167,821
21,288	Super Micro Computer Inc (b)	256,095
9,517	Supertex Inc (b)	170,164
31,073	Sykes Enterprises Inc (b)	417,621
26,977	Synaptics Inc (a)(b)	647,988
22,636	Synchronoss Technologies Inc (b)	518,364
21,396	SYNNEX Corp (b)	697,082
72,072	Take-Two Interactive Software Inc (b)	751,711
42,721	Tessera Technologies Inc	584,423
135,110	TriQuint Semiconductor Inc (b)	682,305
21,081	Tyler Technologies Inc (b)	927,986
21,564	Ultratech Inc (b)	676,678
31,253	Veeco Instruments Inc (a)(b)	938,215
16,044	Virtusa Corp (b)	285,102

Shares		Value

Technology — (continued)
20,630	Volterra Semiconductor Corp (b)	$451,178

		42,002,829

Utilities — 4.10%
27,890	ALLETE Inc	1,164,129
15,523	American States Water Co	689,687
48,000	Avista Corp	1,235,520
11,958	CH Energy Group Inc	779,781
32,192	El Paso Electric Co	1,102,576
17,046	Laclede Group Inc	732,978
33,489	New Jersey Resources Corp	1,531,117
21,952	Northwest Natural Gas Co	1,080,916
29,764	NorthWestern Corp	1,078,350
58,362	Piedmont Natural Gas Co Inc (c)	1,895,598
24,871	South Jersey Industries Inc	1,316,422
37,174	Southwest Gas Corp	1,643,091
40,718	UIL Holdings Corp	1,460,147
33,428	UNS Energy Corp	1,399,296

		17,109,608

TOTAL COMMON STOCK — 98.41% (Cost $363,653,501)		$410,163,818

RIGHTS
Communication — 0.00% (g)
1,060	Metrocall Inc (b)(d)(e)
		0

TOTAL RIGHTS — 0.00% (g) (Cost $0)		$0

Principal Amount

SECURITIES LENDING COLLATERAL
$ 8,998,345	Undivided interest of 14.86% in a repurchase agreement (principal amount/value $60,600,000 with a maturity value of $60,601,061) with Goldman Sachs & Co., 0.21%, dated 9/28/12, to be repurchased at $8,998,345 on 10/1/12, collateralized by various U.S. Government Agency Securities, 2.50% - 5.30%, 7/1/13 - 9/1/42, with a value of $61,812,001.	$8,998,345

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 2,999,448	Undivided interest of 5.90% in a repurchase agreement (principal amount/value $50,900,000 with a maturity value of $50,901,018) with HSBC Securities (USA) Inc, 0.24%, dated 9/28/12, to be repurchased at $2,999,448 on 10/1/12, collateralized by Federal National Mortgage Association, 3.50% - 6.00%, 12/1/26 - 3/1/42, with a value of $51,918,295.	$2,999,448

5,010,653	Undivided interest of 46.43% in a repurchase agreement (principal amount/value $10,822,135 with a maturity value of $10,822,315) with Credit Suisse Securities (USA) LLC, 0.20%, dated 9/28/12, to be repurchased at $5,010,653 on 10/1/12, collateralized by U.S. Treasury, 0.13% - 2.63%, 7/15/14 - 1/15/29, with a value of $11,038,614.	5,010,653

2,999,448	Undivided interest of 15.71% in a repurchase agreement (principal amount/value $19,096,650 with a maturity value of $19,097,000) with Credit Suisse Securities (USA) LLC, 0.22%, dated 9/28/12, to be repurchased at $2,999,448 on 10/1/12, collateralized by Federal National Mortgage Association, 2.16% - 6.32%, 9/1/22 - 8/1/45, with a value of $19,478,584.	2,999,448

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 8,998,346	Undivided interest of 14.57% in a repurchase agreement (principal amount/value $61,800,000 with a maturity value of $61,801,030) with Merrill Lynch, Pierce, Fenner & Smith, 0.20%, dated 9/28/12, to be repurchased at $8,998,346 on 10/1/12, collateralized by Government National Mortgage Association, 3.50% - 4.50%, 5/20/41 - 9/20/41, with a value of $63,036,000.	$8,998,346

TOTAL SECURITIES LENDING COLLATERAL — 6.96% (Cost $29,006,240)		$29,006,240

SHORT TERM INVESTMENTS
4,000,000	Federal Farm Credit Banks Funding Corp 0.01%, 10/01/2012	3,999,998
2,100,000	Federal Home Loan Bank 0.05%, 10/03/2012	2,099,988
730,000	U.S. Treasury Bills(f) 0.10%, 12/20/2012	729,832

TOTAL SHORT TERM INVESTMENTS — 1.64% (Cost $6,829,818)		$6,829,818

TOTAL INVESTMENTS — 107.01% (Cost $399,489,559)		$445,999,876

OTHER ASSETS & LIABILITIES, NET — (7.01)%		$(29,219,304)

TOTAL NET ASSETS — 100.00%		$416,780,572

(a)	A portion or all of the security is on loan at September 28, 2012.
(b)	Non-income producing security.
(c)	All or a portion of the security position has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	Security has no market value at September 28, 2012.
(e)	Domestic security is fair valued at September 28, 2012.
(f)	All or a portion of the security has been segregated to cover initial margin requirements on open future contracts.
(g)	Represents less than 0.005% of net assets.
REIT	Real Estate Investment Trust

At September 28, 2012, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Depreciation
Russell 2000 Mini Long Futures	91	USD	$ 7,593,036	December 2012	$ (97,845)

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (the Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds changed its name from Maxim Series Fund, Inc on September 24, 2012 and presently consists of sixty-three funds. Interests in the Great-West S&P Small Cap 600® Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of the Great-West Funds. Effective May 1, 2012, Maxim Index 600 Portfolio’s name changed to Maxim S&P SmallCap 600® Index Portfolio, which subsequently changed to Great-West S&P Small Cap 600® Index Fund on September 24, 2012. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s SmallCap 600 Stock Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of the Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Great-West Funds.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

September 28, 2012

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Rights	Close price, bids, evaluated bids.

Securities Lending Collateral	Matures next business day and therefore priced at par.

Short Term Investments

Amortized cost, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Derivative Investments:
Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of September 28, 2012, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:
Domestic Common Stock	$409,034,461	$—	$—	$409,034,461
Foreign Common Stock	1,129,357	—	—	1,129,357
Rights	—	—	0	0
Securities Lending Collateral	—	29,006,240	—	29,006,240
Short Term Investments	—	6,829,818	—	6,829,818
Liabilities
Derivative Investments:
Futures Contracts	97,845	—	—	97,845

Total Investments(a)	$410,065,973	$35,836,058	$0	$445,902,031

(a)	Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Futures Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date.

September 28, 2012

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Fund to be subject to larger short-term declines in value.

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Financial Futures Contracts

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of the Great-West Funds, may invest in repurchase agreement transactions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

September 28, 2012

Federal Income Taxes

The Fund’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Fund intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and State tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Fund’s State tax returns may remain open for an additional year depending on the jurisdiction.

Application of Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Fund’s financial position or the results of its operations.

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Fund’s financial position or the results of its operations.

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund will adopt ASU No. 2011-11 for its fiscal year beginning January 1, 2013. At this time, the Fund is evaluating the impact, if any, of ASU No. 2011-11 on the financial statements and related disclosures.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 28, 2012, the U.S. Federal income tax cost basis was $403,400,679. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $92,160,922 and gross depreciation of securities in which there was an excess of tax cost over value of $49,561,725 resulting in net appreciation of $42,599,197.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the clearinghouse will fail to perform its obligations.

September 28, 2012

The Fund held on average 68 futures contracts for the reporting period.

4. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of September 28, 2012 the Fund had securities on loan valued at $28,275,011 and received collateral of $29,006,240 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Great-West Funds and in the event of a default by the counterparty, all funds would share ratably in the collateral.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST SHORT DURATION BOND FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Principal Amount		Value

BONDS AND NOTES
Asset-Backed Securities — 12.46%
	Avis Budget Rental Car Funding AESOP LLC (a)
$ 1,000,000	Series 2010-2A, Class A 3.63%, 08/20/2014	$1,014,725
260,000	Series 2010-3A, Class A 4.64%, 05/20/2016	282,636
500,000	Series 2010-5A, Class A 3.15%, 03/20/2017	531,333
500,000	Series 2011-3A, Class A 3.41%, 11/20/2017	535,208
1,000,000	Cabela’s Master Credit Card Trust Series 2010-2A, Class A1 (a) 2.29%, 09/17/2018	1,044,144
244,545	Centex Home Equity Series 2004-A, Class AF6 (b) 4.27%, 01/25/2034	244,143
100,000	Citibank Credit Card Issuance Trust Series 2003-A7, Class A7 4.15%, 07/07/2017	110,139
500,000	Citibank Omni Master Trust Series 2009-A17, Class A17 (a) 4.90%, 11/15/2018	545,004
258,517	CNH Equipment Trust Series 2009-C, Class A4 3.00%, 08/17/2015	261,106
1,500,000	Cronos Containers Program Ltd Series 2012-2A, Class A (a) 3.81%, 09/18/2027	1,519,500
117,526	Equity One ABS Inc Series 2004-1, Class AF6 (c) 4.44%, 04/25/2034	116,781
213,758	Federal National Mortgage Association Series 2003-T4, Class 2A6 3.70%, 07/26/2033 (c)	224,831
30,211	Series 2004-T9, Class A1 0.36%, 04/25/2035 (b)	29,824
821,194	GMAC Mortgage Corp Series 2007-HE2, Class A3 (a)(d) 6.19%, 12/25/2037	701,067
	Hertz Vehicle Financing LLC (a)
1,000,000	Series 2009-2A, Class A1 4.26%, 03/25/2014	1,010,417
480,000	Series 2009-2A, Class A2 5.29%, 03/25/2016	526,628
	HSBC Home Equity Loan Trust USA 2006-4
1,200,000	Series 2006-4, Class M1 0.48%, 03/20/2036 (b)	982,121
162,970	Series 2006-4, Class A3F 5.30%, 03/20/2036 (c)	166,390
500,000	John Deere Owner Trust Series 2011-A, Class A4 1.96%, 04/16/2018	513,216

Principal Amount		Value

Asset-Backed Securities — (continued)
$ 610,164	Residential Funding Mortgage Securities II Home Loan Trust Series 2006-HI5, Class A3 5.50%, 08/25/2025	$607,522
1,927,597	Springleaf Mortgage Loan Trust Series 2012-2A, Class A (a)(b) 2.22%, 10/25/2057	1,936,031
211,191	Structured Receivables Finance LLC Series 2006-A, Class A (a) 5.55%, 01/15/2030	224,984

		13,127,750

Basic Materials — 2.41%
250,000	Anglo American Capital PLC (a) 9.38%, 04/08/2014	279,000
500,000	ArcelorMittal 5.38%, 06/01/2013	512,768
500,000	Dow Chemical Co 2.50%, 02/15/2016	521,010
250,000	Potash Corp of Saskatchewan Inc 5.25%, 05/15/2014	268,727
845,000	Xstrata Finance Canada Ltd (a) 5.80%, 11/15/2016	954,709

		2,536,214

Communications — 4.78%
250,000	Cellco Partnership / Verizon Wireless Capital LLC 5.55%, 02/01/2014	265,925
500,000	Comcast Corp 5.85%, 11/15/2015	574,590
500,000	DIRECTV Holdings LLC / DIRECTV Financing Co Inc 3.13%, 02/15/2016	526,370
1,000,000	News America Inc 8.00%, 10/17/2016	1,258,642
250,000	Pearson Funding Two PLC (a) 4.00%, 05/17/2016	269,546
490,000	Reed Elsevier Capital Inc 7.75%, 01/15/2014	531,134
1,000,000	Telefonica Emisiones SAU 6.42%, 06/20/2016	1,056,250
500,000	Time Warner Cable Inc 8.25%, 02/14/2014	550,276

		5,032,733

Consumer, Cyclical — 9.09%
947,275	American Airlines 2011-1 Class A Pass Through Trust 5.25%, 01/31/2021	987,534
500,000	Daimler Finance North America LLC (a) 1.95%, 03/28/2014	506,470

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST SHORT DURATION BOND FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Principal Amount		Value

Consumer, Cyclical — (continued)
$ 500,000	1.30%, 07/31/2015	$501,968
500,000	Hasbro Inc 6.13%, 05/15/2014	540,648
702,325	JetBlue Airways 2004-1 G-1 Pass Through Trust (b) 0.76%, 12/15/2013	687,838
1,000,000	Kia Motors Corp (a) 3.63%, 06/14/2016	1,051,694
1,000,000	Lowe’s Cos Inc 1.63%, 04/15/2017	1,020,025
246,000	Nordstrom Inc 6.25%, 01/15/2018	298,686
642,108	Northwest Airlines 2002-1 Class G-2 Pass Through Trust 6.26%, 11/20/2021	677,424
910,054	UAL 2009-1 Pass Through Trust 10.40%, 11/01/2016	1,048,837
637,866	UAL 2009-2A Pass Through Trust 9.75%, 01/15/2017	730,356
500,000	Volkswagen International Finance NV (a) 1.88%, 04/01/2014	507,315
1,000,000	Whirlpool Corp 5.50%, 03/01/2013	1,017,107

		9,575,902

Consumer, Non-cyclical — 7.72%
1,000,000	Avon Products Inc 5.63%, 03/01/2014	1,050,027
	Bunge Ltd Finance Corp
515,000	5.35%, 04/15/2014	543,811
933,000	4.10%, 03/15/2016	999,865
250,000	CareFusion Corp 5.13%, 08/01/2014	267,259
500,000	Coca-Cola HBC Finance BV 5.13%, 09/17/2013	513,557
505,000	Equifax Inc 4.45%, 12/01/2014	534,446
500,000	Genzyme Corp 3.63%, 06/15/2015	539,912
500,000	Hospira Inc 5.90%, 06/15/2014	537,129
500,000	Kroger Co 7.50%, 01/15/2014	543,219
500,000	Laboratory Corp of America Holdings 3.13%, 05/15/2016	529,364
500,000	SABMiller Holdings Inc (a) 1.85%, 01/15/2015	511,739
500,000	SABMiller PLC (a) 6.50%, 07/01/2016	585,461
940,000	Woolworths Ltd (a) 2.55%, 09/22/2015	979,486

		8,135,275

Principal Amount		Value

Diversified — 0.51%
$ 500,000	EnCana Holdings Finance Corp 5.80%, 05/01/2014	$535,917

Energy — 6.39%
500,000	EOG Resources Inc 2.50%, 02/01/2016	526,807
250,000	Gulfstream Natural Gas System LLC (a) 6.95%, 06/01/2016	293,353
500,000	Hess Corp 7.00%, 02/15/2014	541,758
500,000	Husky Energy Inc 5.90%, 06/15/2014	542,786
769,525	Kern River Funding Corp (a) 4.89%, 04/30/2018	841,329
1,500,000	Petrobras International Finance Co - Pifco 2.88%, 02/06/2015	1,541,739
500,000	Phillips 66 (a) 1.95%, 03/05/2015	511,604
250,000	Sunoco Logistics Partners Operations LP 8.75%, 02/15/2014	272,771
486,000	Transcontinental Gas Pipe Line Co LLC 6.40%, 04/15/2016	564,697
1,000,000	Transocean Inc 4.95%, 11/15/2015	1,094,782

		6,731,626

Financial — 33.97%
250,000	American Express Co 7.25%, 05/20/2014	275,937
170,000	American Express Credit Corp 5.30%, 12/02/2015	191,414
	Bank of America Corp
500,000	4.50%, 04/01/2015	535,598
1,000,000	3.70%, 09/01/2015	1,056,325
500,000	Bank of Montreal (e) 1.40%, 09/11/2017	502,575
1,500,000	Barclays Bank PLC 5.20%, 07/10/2014	1,601,152
1,000,000	Camden Property Trust 5.38%, 12/15/2013	1,048,467
	Citigroup Inc
250,000	5.13%, 05/05/2014	264,173
250,000	6.38%, 08/12/2014	272,055
1,000,000	4.75%, 05/19/2015	1,076,487
1,500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 3.38%, 01/19/2017	1,592,115
250,000	Credit Suisse/New York NY 2.20%, 01/14/2014	254,159
1,000,000	Deutsche Bank AG/London 3.45%, 03/30/2015	1,054,867
	Duke Realty LP
250,000	5.40%, 08/15/2014	267,445

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST SHORT DURATION BOND FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Principal Amount		Value

Financial — (continued)
$ 1,000,000	5.95%, 02/15/2017	$1,132,458
1,000,000	Fifth Third Bancorp 3.63%, 01/25/2016	1,078,748
1,000,000	Ford Motor Credit Co LLC 7.00%, 04/15/2015	1,120,000
	General Electric Capital Corp
500,000	2.10%, 01/07/2014	509,153
400,000	4.38%, 09/21/2015	439,882
	Goldman Sachs Group Inc
500,000	6.00%, 05/01/2014	536,739
1,000,000	5.13%, 01/15/2015	1,075,240
500,000	Harley-Davidson Financial Services Inc (a) 2.70%, 03/15/2017	517,595
	HSBC Finance Corp
500,000	5.25%, 01/15/2014	522,098
1,000,000	5.00%, 06/30/2015	1,079,395
1,000,000	Hyundai Capital Services (a)
	3.50%, 09/13/2017	1,045,660
1,381,000	International Lease Finance Corp (a) 6.75%, 09/01/2016	1,551,899
1,500,000	Jefferies Group Inc 3.88%, 11/09/2015	1,509,375
500,000	JPMorgan Chase & Co 4.75%, 03/01/2015	543,702
250,000	JPMorgan Chase Bank NA 5.88%, 06/13/2016	287,486
2,000,000	Kerry Group Financial Services (a) 4.99%, 04/30/2013	2,017,000
250,000	Lehman Brothers Holdings Inc (f)(g)(h) 0.00%, 10/15/2020	63,750
500,000	MassMutual Global Funding II (a) 2.30%, 09/28/2015	521,664
1,000,000	Metropolitan Life Global Funding I (a) 2.00%, 01/10/2014	1,014,612
1,500,000	Morgan Stanley 6.00%, 05/13/2014	1,589,944
1,000,000	NASDAQ OMX Group Inc 4.00%, 01/15/2015	1,046,502
1,000,000	National Australia Bank Ltd/New York 2.00%, 03/09/2015	1,021,791
1,000,000	Nomura Holdings Inc 5.00%, 03/04/2015	1,055,700
500,000	Prudential Covered Trust 2012-1 (a) 3.00%, 09/30/2015	519,462
1,000,000	Prudential Financial Inc 4.75%, 09/17/2015	1,101,302
500,000	Simon Property Group LP 5.10%, 06/15/2015	551,532
1,000,000	SLM Corp 5.38%, 05/15/2014	1,053,272
1,000,000	UBS AG/Stamford CT 2.25%, 08/12/2013	1,012,977

Principal Amount		Value

Financial — (continued)
$ 250,000	Wells Fargo & Co 3.63%, 04/15/2015	$267,624

		35,779,331

Industrial — 4.10%
500,000	BAE Systems PLC (a) 3.50%, 10/11/2016	525,637
444,009	Federal Express Corp 1998 Pass Through Trust 6.85%, 01/15/2019	502,841
500,000	Federal Express Corp 2012 Pass Through Trust (a) 2.63%, 01/15/2018	507,808
459,702	GATX Corp 2008-2 Pass Through Trust 9.00%, 11/15/2013	500,397
	Ryder System Inc
250,000	5.85%, 03/01/2014	265,814
500,000	3.15%, 03/02/2015	517,576
250,000	7.20%, 09/01/2015	289,987
500,000	TTX Co (a) 4.90%, 03/01/2015	528,404
333,701	Union Pacific Railroad Co 1999 Pass Through Trust 7.60%, 01/02/2020	403,092
250,000	Waste Management Inc 6.38%, 03/11/2015	281,272

		4,322,828

Mortgage-Backed Securities — 10.03%
865,724	Americold 2010 LLC Trust Series 2010-ARTA, Class A1 (a) 3.85%, 01/14/2029	933,277
	Bear Stearns Commercial Mortgage Securities
620,859	Series 2003-T10, Class A2 4.74%, 03/13/2040	626,975
86,492	Series 2004-PWR4, Class A3 5.47%, 06/11/2041 (b)	91,998
27,174	Series 2005-T20, Class AAB 5.28%, 10/12/2042 (b)	28,313
55,300	Countrywide Home Loan Mortgage Pass Through Trust Series 2003-15, Class 1A1 (b) 0.72%, 06/25/2018	54,188
	Federal Home Loan Mortgage Corp
238,568	5.50%, 07/01/2023	260,035
156,511	6.50%, 07/01/2036	178,335
297,555	6.00%, 08/01/2037	328,313
	Federal National Mortgage Association
717,722	3.50%, 12/01/2025	764,438
170,760	5.00%, 09/01/2033	187,664
138,059	GE Capital Commercial Mortgage Corp Series 2004-C1, Class A3 4.60%, 11/10/2038	142,337

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST SHORT DURATION BOND FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Principal Amount		Value

Mortgage-Backed Securities — (continued)
$ 1,660	GMAC Commercial Mortgage Securities Inc Series 2003-C3 Trust Series 2003-C3, Class A3 4.65%, 04/10/2040	$1,661
500,000	Greenwich Capital Commercial Funding Corp Series 2003-C2, Class A4 4.92%, 01/05/2036	515,896
	JP Morgan Chase Commercial Mortgage Securities Corp
198,893	Series 2002-C3, Class A2 4.99%, 07/12/2035	199,226
254,780	Series 2004-CBX, Class A5 4.65%, 01/12/2037	260,959
16,468	Series 2004-CB8, Class A3 4.01%, 01/12/2039	16,528
266,346	Series 2004-CB8, Class A1A 4.16%, 01/12/2039 (a)	274,920
392,104	Series 2004-C2, Class A2 5.26%, 05/15/2041 (b)	405,723
600,000	Series 2004-C2, Class A3 5.39%, 05/15/2041 (b)	638,300
250,000	Series 2005-LDP2, Class A 4 4.74%, 07/15/2042	273,742
500,000	Series 2011-C4, Class A2 3.34%, 07/15/2046 (a)	538,079
303,274	Morgan Stanley Capital I Trust 2003-Top11 Series 2003-T11, Class A4 5.15%, 06/13/2041	310,289
500,000	Morgan Stanley Capital I Trust 2004-IQ7 Series 2004-IQ7, Class A4 (b) 5.53%, 06/15/2038	528,352
95,416	Morgan Stanley Capital I Trust 2005-IQ10 Series 2005-IQ10, Class AAB (b) 5.18%, 09/15/2042	96,085
500,000	Morgan Stanley Capital I Trust 2006-TOP21 Series 2006-T21 Class A4 (b) 5.16%, 10/12/2052	561,655
	Morgan Stanley Dean Witter Capital I
13,255	Series 2001-TOP3, Class A4 6.39%, 07/15/2033	13,252
364,850	Series 2003-HQ2, Class A2 4.92%, 03/12/2035	367,819
70,448	Series 2003-TOP9, Class A2 4.74%, 11/13/2036	70,726
431,643	Wachovia Bank Commercial Mortgage Trust Series 2003-C6 CLA4 (b) 5.13%, 08/15/2035	442,837
220,428	Wells Fargo Commercial Mortgage Trust Series 2010-C1, Class A1 (a) 3.35%, 11/15/2043	239,154

Principal Amount		Value

Mortgage-Backed Securities — (continued)
$ 1,195,751	WFRBS Commercial Mortgage Trust 2011-C4 Series 2011-C4, Class A1 (a) 1.61%, 06/15/2044	$1,216,183

		10,567,259

Technology — 2.59%
500,000	Computer Sciences Corp 5.00%, 02/15/2013	508,182
500,000	Dun & Bradstreet Corp (e) 2.88%, 11/15/2015	513,791
	Hewlett-Packard Co
250,000	6.13%, 03/01/2014	266,518
250,000	4.75%, 06/02/2014	263,552
1,000,000	Xerox Corp 6.75%, 02/01/2017	1,179,470

		2,731,513

Utilities — 3.27%
500,000	Kentucky Power Co (a) 6.00%, 09/15/2017	587,052
500,000	Oncor Electric Delivery Co LLC 6.80%, 09/01/2018	617,078
250,000	Peco Energy Co 5.00%, 10/01/2014	271,046
500,000	Puget Sound Energy Inc 5.20%, 10/01/2015	561,629
1,000,000	Southwestern Electric Power Co 5.55%, 01/15/2017	1,129,109
250,000	Westar Energy Inc 6.00%, 07/01/2014	272,289

		3,438,203

TOTAL BONDS AND NOTES — 97.32% (Cost $100,328,706)		$102,514,551

SECURITIES LENDING COLLATERAL
499,944	Undivided interest of 0.81% in a repurchase agreement (principal amount/value $61,800,000 with a maturity value of $61,801,030) with Merrill Lynch, Pierce, Fenner & Smith, 0.20%, dated 9/28/12, to be repurchased at $499,944 on 10/1/12, collateralized by Government National Mortgage Association, 3.50% - 4.50%, 5/20/41 - 9/20/41, with a value of $63,036,000.	499,944

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

Great-West Short Duration Bond Fund

Schedule of Investments

As of September 28, 2012 (Unaudited)

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 545,056	Undivided interest of 2.50% in a repurchase agreement (principal amount/value $21,824,269 with a maturity value of $21,824,687) with RBC Capital Markets Corp, 0.23%, dated 9/28/12, to be repurchased at $545,056 on 10/1/12, collateralized by various U.S. Government Agency Securities, 1.94% - 8.00%, 1/1/13 - 10/1/42, with a value of $22,260,754.	$545,056

TOTAL SECURITIES LENDING COLLATERAL — 0.99% (Cost $1,045,000)	$1,045,000

TOTAL INVESTMENTS — 98.31% (Cost $101,373,706)	$103,559,551

OTHER ASSETS & LIABILITIES, NET — 1.69%	$1,784,585

TOTAL NET ASSETS — 100.00%	$105,344,136

(a)	Restricted security; at September 28, 2012, the aggregate cost and market value of restricted securities was $29,719,009 and $30,203,757, respectively, representing 28.67% of net assets.
(b)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2012.
(c)

Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at September 28, 2012. Maturity date disclosed represents final maturity date.

(d)	Illiquid security; at September 28, 2012, the aggregate cost and market value of illiquid securities was $903,901 and $701,067, respectively, representing 0.67% of net assets.
(e)	A portion or all of the security is on loan at September 28, 2012.
(f)	The security’s yield to maturity was less than 0.01%.
(g)	Security in bankruptcy at September 28, 2012.
(h)	Security in default; some interest payments received during the last 12 months. At September 28, 2012, the aggregate market value on the securities was $63,750, representing 0.06%% of net assets.

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST SHORT DURATION BOND FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (the Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds changed its name from Maxim Series Fund, Inc on September 24, 2012 and presently consists of sixty-three funds. Interests in the Great-West Short Duration Bond Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of the Great-West Funds. Effective September 24, 2012, Maxim Short Duration Bond Portfolio’s name changed to Great-West Short Duration Bond Fund. The investment objective of the Fund is to seek maximum total return that is consistent with preservation of capital and liquidity. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of the Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Great-West Funds.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

September 28, 2012

Class	Inputs

Fixed Income Investments:
Corporate Bonds and Notes (Domestic and Foreign)

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Asset-Backed and Mortgage-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include new issue data, monthly payment information, collateral performance, and third party real estate analysis.

Securities Lending Collateral	Matures next business day and therefore priced at par.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of September 28, 2012, 100% of the Fund’s investments are valued using Level 2 inputs. A breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments. The Fund recognizes transfers between the levels as of the beginning of the reporting period.

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations

September 28, 2012

than bonds with shorter maturities. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

The Fund may hold bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may be less liquid than the market for higher grade bonds.

Restricted and Illiquid Securities

The Fund may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board-approved guidelines established in the Great-West Funds’ Policy and Procedures regarding Liquidity.

The Fund may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of the Great-West Funds, may hold repurchase agreement positions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Fund’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Fund intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and State tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Fund’s State tax returns may remain open for an additional year depending on the jurisdiction.

September 28, 2012

Application of Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Fund’s financial position or the results of its operations.

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Fund’s financial position or the results of its operations.

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund will adopt ASU No. 2011-11 for its fiscal year beginning January 1, 2013. At this time, the Fund is evaluating the impact, if any, of ASU No. 2011-11 on the financial statements and related disclosures.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 28, 2012, the U.S. Federal income tax cost basis was $101,373,706. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $2,441,921 and gross depreciation of securities in which there was an excess of tax cost over value of $256,076 resulting in net appreciation of $2,185,845.

3. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. As of September 28, 2012 the Fund had securities on loan valued at $1,020,266 and received collateral of $1,045,000 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Great-West Funds and in the event of a default by the counterparty, all funds would share ratably in the collateral.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST SMALL CAP GROWTH FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

COMMON STOCK
Basic Materials — 1.71%
28,332	Buckeye Technologies Inc	$908,324
20,737	HB Fuller Co	636,211
19,197	PolyOne Corp	318,095

		1,862,630

Communications — 9.76%
205,312	8x8 Inc (a)(b)	1,346,847
60,583	Aruba Networks Inc (a)(b)	1,362,209
30,998	BroadSoft Inc (a)(b)	1,271,538
42,952	Cogent Communications Group Inc	987,467
28,220	ExactTarget Inc (a)(b)	683,488
7,664	InterDigital Inc	285,714
29,476	Keynote Systems Inc	426,812
9,798	MakeMyTrip Ltd (a)	166,860
30,630	NETGEAR Inc (a)	1,168,228
16,770	OpenTable Inc (a)	697,632
28,600	Procera Networks Inc (a)	672,100
30,998	Sourcefire Inc (a)	1,519,832
889	Trulia Inc (a)(b)	19,042

		10,607,769

Consumer, Cyclical — 18.61%
31,770	Alaska Air Group Inc (a)	1,113,856
31,428	Asbury Automotive Group Inc (a)	878,413
32,736	Ascena Retail Group Inc (a)	702,187
39,483	Body Central Corp (a)	412,597
12,377	Buffalo Wild Wings Inc (a)(b)	1,061,204
55,720	Chico’s FAS Inc	1,009,089
41,409	Cooper Tire & Rubber Co	794,225
44,372	Crocs Inc (a)	719,270
24,690	Domino’s Pizza Inc	930,813
13,673	DSW Inc Class A	912,263
14,257	Hibbett Sports Inc (a)	847,579
18,642	HSN Inc	914,390
25,675	Life Time Fitness Inc (a)	1,174,374
52,613	Lions Gate Entertainment Corp (a)(b)	803,400
25,714	Lithia Motors Inc Class A	856,533
48,505	Modine Manufacturing Co (a)	357,967
21,437	Multimedia Games Holding Co Inc (a)	337,204
15,836	Nu Skin Enterprises Inc Class A (b)	614,912
32,540	Ryland Group Inc	976,200
54,039	Sonic Automotive Inc Class A	1,025,660
27,271	Steven Madden Ltd (a)	1,192,288
32,277	Titan Machinery Inc (a)	654,578
5,754	Vitamin Shoppe Inc (a)	335,573
18,054	Warnaco Group Inc (a)	937,003
18,678	World Fuel Services Corp	665,124

		20,226,702

Consumer, Non-cyclical — 24.82%
36,261	ABIOMED Inc (a)(b)	761,118
37,621	Acacia Research Corp (a)	1,031,192

Shares		Value

Consumer, Non-cyclical — (continued)
41,709	Acadia Healthcare Co Inc (a)	$994,760
6,563	Air Methods Corp (a)	783,425
159,805	AVANIR Pharmaceuticals Inc Class A (a)(b)	511,376
30,169	Cardtronics Inc (a)	898,433
25,088	Corporate Executive Board Co	1,345,469
33,754	Cubist Pharmaceuticals Inc (a)	1,609,391
60,909	Endologix Inc (a)	841,762
60,272	Euronet Worldwide Inc (a)	1,132,511
106,436	Exelixis Inc (a)(b)	513,021
53,515	H&E Equipment Services Inc	648,602
18,526	Hain Celestial Group Inc (a)	1,167,138
32,788	HealthSouth Corp (a)	788,879
35,879	Heartland Payment Systems Inc	1,136,647
8,634	HeartWare International Inc (a)(b)	815,827
41,142	HMS Holdings Corp (a)	1,375,377
38,261	ICON PLC Sponsored ADR (a)	932,421
39,121	Impax Laboratories Inc (a)	1,015,581
23,371	Incyte Corp Ltd (a)(b)	421,847
47,358	Kforce Inc (a)	558,351
41,150	Medicines Co (a)	1,062,081
13,094	Medicis Pharmaceutical Corp Class A (b)	566,577
12,061	Neogen Corp (a)	515,005
74,891	NPS Pharmaceuticals Inc (a)	692,742
28,749	NuVasive Inc (a)	658,640
24,923	Questcor Pharmaceuticals Inc (a)(b)	461,075
19,432	Seattle Genetics Inc (a)(b)	523,692
40,089	ServiceSource International Inc (a)(b)	411,313
29,966	Team Health Holdings Inc (a)	812,978
34,463	TrueBlue Inc (a)	541,758
21,238	United Natural Foods Inc (a)	1,241,361
11,340	Vivus Inc (a)	202,079

		26,972,429

Energy — 6.94%
51,810	Basic Energy Services Inc (a)(b)	581,308
69,400	Flotek Industries Inc (a)(b)	879,298
37,234	Gulfport Energy Corp (a)	1,163,935
105,894	Halcon Resources Corp (a)	776,203
18,904	Hornbeck Offshore Services Inc (a)	692,832
137,748	Kodiak Oil & Gas Corp (a)	1,289,321
18,506	Lufkin Industries Inc	995,993
32,210	Mitcham Industries Inc (a)	513,105
25,889	Stone Energy Corp (a)	650,332

		7,542,327

Financial — 5.06%
42,959	Cathay General Bancorp	741,472
47,422	Encore Capital Group Inc (a)	1,340,146
11,732	Portfolio Recovery Associates Inc (a)	1,225,173
34,141	Stifel Financial Corp (a)	1,147,138

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST SMALL CAP GROWTH FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

Financial — (continued)
15,450	World Acceptance Corp (a)(b)	$1,042,102

		5,496,031

Industrial — 14.64%
58,027	AAR Corp	952,803
10,368	Cymer Inc (a)	529,390
23,246	Forward Air Corp	706,911
15,872	Haynes International Inc	827,725
60,724	Hexcel Corp (a)	1,458,590
25,517	Hub Group Inc Class A (a)	757,345
17,923	LSB Industries Inc (a)	786,282
56,049	MasTec Inc (a)	1,104,165
40,985	Mistras Group Inc (a)	950,852
53,240	MYR Group Inc (a)	1,062,138
10,825	Polypore International Inc (a)(b)	382,664
10,419	Powell Industries Inc (a)	402,903
24,601	Raven Industries Inc	724,007
13,963	Ryder System Inc	545,395
40,009	Terex Corp (a)	903,403
14,864	Triumph Group Inc	929,446
17,282	Universal Display Corp (a)(b)	594,155
4,333	Valmont Industries Inc	569,790
23,634	Woodward Inc	803,083
107,971	Zagg Inc (a)(b)	920,993

		15,912,040

Technology — 16.36%
41,378	Aspen Technology Inc (a)	1,069,621
32,960	Bottomline Technologies Inc (a)	813,782
20,741	Cavium Inc (a)	691,298
42,027	Cirrus Logic Inc (a)	1,613,417
12,384	CommVault Systems Inc (a)	726,941
10,841	Fusion-io Inc (a)(b)	328,157
25,541	Infoblox Inc (a)(b)	593,828
55,491	InnerWorkings Inc (a)(b)	722,493
43,158	Jive Software Inc (a)(b)	678,012
23,389	Medidata Solutions Inc (a)	970,644
18,601	NetSuite Inc (a)	1,186,744
24,731	Opnet Technologies Inc	842,585
22,599	PROS Holdings Inc (a)	430,963
52,003	QLIK Technologies Inc (a)	1,165,387
56,299	Semtech Corp (a)	1,415,920
8,756	SolarWinds Inc (a)	488,059
21,661	Stratasys Inc (a)(b)	1,178,358
37,728	Tangoe Inc (a)	495,369
18,784	Ultimate Software Group Inc (a)	1,917,846
14,522	Vocera Communications Inc (a)	448,875

		17,778,299

TOTAL COMMON STOCK — 97.90% (Cost $95,830,595)		$106,398,227

Principal Amount		Value

SECURITIES LENDING COLLATERAL
$ 2,478,787	Undivided interest of 22.97% in a repurchase agreement (principal amount/value $10,822,135 with a maturity value of $10,822,315) with Credit Suisse Securities (USA) LLC, 0.20%, dated 9/28/12, to be repurchased at $2,478,787 on 10/1/12, collateralized by U.S. Treasury, 0.13% - 2.63%, 7/15/14 - 1/15/29, with a value of $11,038,614.	$2,478,787

4,974,879	Undivided interest of 8.06% in a repurchase agreement (principal amount/value $61,800,000 with a maturity value of $61,801,030) with Merrill Lynch, Pierce, Fenner & Smith, 0.20%, dated 9/28/12, to be repurchased at $4,974,879 on 10/1/12, collateralized by Government National Mortgage Association, 3.50% - 4.50%, 5/20/41 - 9/20/41, with a value of $63,036,000.	4,974,879

4,974,878	Undivided interest of 18.28% in a repurchase agreement (principal amount/value $27,293,676 with a maturity value of $27,294,245) with BNP Paribas Securities Corp, 0.25%, dated 9/28/12, to be repurchased at $4,974,878 on 10/1/12, collateralized by various U.S. Government Agency Securities, 2.50% - 5.00%, 4/1/26 - 9/1/42, with a value of $27,839,550.	4,974,878

4,974,878	Undivided interest of 8.22% in a repurchase agreement (principal amount/value $60,600,000 with a maturity value of $60,601,061) with Goldman Sachs & Co., 0.21%, dated 9/28/12, to be repurchased at $4,974,878 on 10/1/12, collateralized by various U.S. Government Agency Securities, 2.50% - 5.30%, 7/1/13 - 9/1/42, with a value of $61,812,001.	4,974,878

TOTAL SECURITIES LENDING COLLATERAL — 16.02% (Cost $17,403,422)		$17,403,422

SHORT TERM INVESTMENTS
1,000,000	Federal Farm Credit Banks Funding Corp 0.01%, 10/01/2012	1,000,000

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST SMALL CAP GROWTH FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Principal Amount		Value

Short Term Investments — (continued)
$ 999,994	Federal Home Loan Mortgage Corp 0.05%, 10/03/2012	$999,994

TOTAL SHORT TERM INVESTMENTS — 1.84% (Cost $1,999,994)		$1,999,994

TOTAL INVESTMENTS — 115.76% (Cost $115,234,011)	$125,801,643

OTHER ASSETS & LIABILITIES, NET — (15.76)%	$(17,123,045)

TOTAL NET ASSETS — 100.00%	$108,678,598

(a)	Non-income producing security.
(b)	A portion or all of the security is on loan at September 28, 2012.
ADR	American Depositary Receipt

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST SMALL CAP GROWTH FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (the Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds changed its name from Maxim Series Fund, Inc on September 24, 2012 and presently consists of sixty-three funds. Interests in the Great-West Small Cap Growth Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of the Great-West Funds. Effective September 24, 2012, Maxim Small-Cap Growth Portfolio’s name changed to Great-West Small Cap Growth Fund. The investment objective of the Fund is to seek long-term capital growth. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of the Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Great-West Funds.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

September 28, 2012

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Securities Lending Collateral	Matures next business day and therefore priced at par.

Short Term Investments

Amortized cost, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of September 28, 2012, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:
Domestic Common Stock	$105,298,946	$—	$—	$105,298,946
Foreign Common Stock	1,099,281	—	—	1,099,281
Securities Lending Collateral	—	17,403,422	—	17,403,422
Short Term Investments	—	1,999,994	—	1,999,994

Total Investments(a)	$106,398,227	$19,403,416	$0	$125,801,643

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

September 28, 2012

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Fund to be subject to larger short-term declines in value.

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of the Great-West Funds, may invest in repurchase agreement transactions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Fund’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Fund intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and State tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Fund’s State tax returns may remain open for an additional year depending on the jurisdiction.

September 28, 2012

Application of Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Fund’s financial position or the results of its operations.

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Fund’s financial position or the results of its operations.

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund will adopt ASU No. 2011-11 for its fiscal year beginning January 1, 2013. At this time, the Fund is evaluating the impact, if any, of ASU No. 2011-11 on the financial statements and related disclosures.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 28, 2012, the U.S. Federal income tax cost basis was $115,868,319. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $16,510,872 and gross depreciation of securities in which there was an excess of tax cost over value of $6,577,548 resulting in net appreciation of $9,933,324.

3. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of September 28, 2012 the Fund had securities on loan valued at $16,930,182 and received collateral of $17,403,422 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Great-West Funds and in the event of a default by the counterparty, all funds would share ratably in the collateral.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

COMMON STOCK

Basic Materials — 3.47%
4,340	Air Products & Chemicals Inc	$358,918
1,439	Airgas Inc	118,430
1,867	Albemarle Corp	98,354
22,047	Alcoa Inc	195,116
2,294	Allegheny Technologies Inc	73,179
1,588	Ashland Inc	113,701
1,156	Cabot Corp	42,275
835	Carpenter Technology Corp	43,687
1,307	CF Industries Holdings Inc	290,468
3,038	Cliffs Natural Resources Inc	118,877
2,583	Commercial Metals Co	34,096
627	Compass Minerals International Inc	46,768
940	Cytec Industries Inc	61,589
702	Domtar Corp	54,960
24,945	Dow Chemical Co	722,407
2,977	Eastman Chemical Co	169,719
5,495	Ecolab Inc	356,131
19,219	EI du Pont de Nemours & Co	966,139
2,752	FMC Corp	152,406
19,631	Freeport-McMoRan Copper & Gold Inc	776,995
1,769	International Flavors & Fragrances Inc	105,397
9,086	International Paper Co	330,003
1,088	Intrepid Potash Inc (a)	23,370
7,054	LyondellBasell Industries Class A	364,410
3,718	MeadWestvaco Corp	113,771
408	Minerals Technologies Inc	28,939
11,097	Monsanto Co	1,010,049
5,769	Mosaic Co	332,352
220	NewMarket Corp	54,226
10,138	Newmont Mining Corp	567,829
6,456	Nucor Corp	247,006
1,792	Olin Corp	38,940
3,197	PPG Industries Inc	367,143
6,174	Praxair Inc	641,355
1,647	Reliance Steel & Aluminum Co	86,220
1,252	Royal Gold Inc	125,025
2,597	RPM International Inc	74,118
1,118	Sensient Technologies Corp	41,098
1,777	Sherwin-Williams Co	264,613
2,497	Sigma-Aldrich Corp	179,709
668	Smurfit Kappa Funding PLC (b)	37,782
4,205	Steel Dynamics Inc	47,222
1,938	Titanium Metals Corp (c)	24,864
2,723	United States Steel Corp (c)	51,928
1,955	Valspar Corp	109,675
2,629	Vulcan Materials Co	124,352

		10,185,611

Communications — 10.82%
1,170	ADTRAN Inc (c)	20,218
7,529	Amazon.com Inc (a)	1,914,775
1,240	AMC Networks Inc Class A (a)	53,965
1,785	AOL Inc (a)	62,886
120,162	AT&T Inc (d)	4,530,107

Shares		Value

Communications — (continued)
4,030	Cablevision Systems Corp Class A	$63,876
12,419	CBS Corp Class B	451,182
12,713	CenturyLink Inc	513,605
2,101	Ciena Corp (a)	28,574
110,027	Cisco Systems Inc	2,100,415
55,370	Comcast Corp Class A	1,980,585
30,991	Corning Inc	407,532
6,089	Crown Castle International Corp (a)	390,305
13,084	DIRECTV (a)	686,387
5,194	Discovery Communications Inc Class A (a)	309,718
24,144	eBay Inc (a)	1,168,811
1,025	Equinix Inc (a)	211,201
1,893	Expedia Inc	109,491
1,691	F5 Networks Inc (a)	177,048
967	FactSet Research Systems Inc (c)	93,238
21,778	Frontier Communications Corp (c)	106,712
4,934	Gannett Co Inc	87,579
1,165	General Cable Corp (a)	34,228
5,497	Google Inc Class A (a)(d)	4,147,486
2,247	Harris Corp	115,091
886	InterDigital Inc	33,030
9,697	Interpublic Group of Cos Inc	107,831
5,046	JDS Uniphase Corp (a)	62,495
979	John Wiley & Sons Inc Class A	44,985
10,722	Juniper Networks Inc (a)	183,453
1,319	Lamar Advertising Co Class A (a)(c)	48,882
5,699	McGraw-Hill Cos Inc	311,108
808	Meredith Corp (c)	28,280
5,697	MetroPCS Communications Inc (a)	66,712
6,068	Motorola Solutions Inc	306,737
1,153	Netflix Inc (a)	62,769
1,325	NeuStar Inc Class A (a)	53,040
2,491	New York Times Co Class A (a)	24,312
42,419	News Corp Class A	1,040,538
5,726	Omnicom Group Inc	295,233
860	Plantronics Inc	30,384
3,846	Polycom Inc (a)	37,960
1,020	priceline.com Inc (a)	631,105
2,158	Rackspace Hosting Inc (a)	142,622
6,226	RF Micro Devices Inc (a)	24,593
436	Scholastic Corp	13,856
1,804	Scripps Networks Interactive Inc Class A	110,459
62,168	Sprint Nextel Corp (a)	343,167
14,679	Symantec Corp (a)	264,222
1,813	Telephone & Data Systems Inc	46,431
5,898	Tellabs Inc	20,879
3,234	TIBCO Software Inc (a)	97,764
6,397	Time Warner Cable Inc	608,099
19,679	Time Warner Inc	892,049
1,938	TripAdvisor Inc (a)	63,818
3,199	tw telecom inc (a)	83,398
1,747	ValueClick Inc (a)	30,031
3,351	VeriSign Inc (a)	163,160
59,317	Verizon Communications Inc (d)	2,703,076
9,879	Viacom Inc Class B	529,416
37,358	Walt Disney Co	1,953,076
107	Washington Post Co Class B (c)	38,844

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

Communications — (continued)
12,731	Windstream Corp (c)	$128,710
21,776	Yahoo! Inc (a)	347,872

		31,739,411

Consumer, Cyclical — 9.11%
1,550	Abercrombie & Fitch Co Class A	52,576
1,528	Advance Auto Parts Inc	104,576
1,728	Aeropostale Inc (a)	23,380
1,448	Alaska Air Group Inc (a)	50,767
4,240	American Eagle Outfitters Inc	89,379
1,031	ANN Inc (a)	38,900
2,339	Arrow Electronics Inc (a)	78,848
2,501	Ascena Retail Group Inc (a)	53,646
752	AutoNation Inc (a)(c)	32,840
775	AutoZone Inc (a)	286,494
922	Bally Technologies Inc (a)	45,538
1,035	Barnes & Noble Inc (a)	13,227
4,833	Bed Bath & Beyond Inc (a)	304,479
5,847	Best Buy Co Inc	100,510
1,348	Big Lots Inc (a)	39,874
617	Bob Evans Farms Inc	24,143
2,376	BorgWarner Inc (a)	164,205
1,392	Brinker International Inc	49,138
4,563	CarMax Inc (a)	129,133
9,281	Carnival Corp	338,200
1,077	Carter’s Inc (a)	57,986
1,081	Cheesecake Factory Inc	38,646
3,196	Chico’s FAS Inc	57,880
643	Chipotle Mexican Grill Inc (a)	204,178
2,198	Cinemark Holdings Inc	49,301
2,159	Cintas Corp	89,491
5,863	Coach Inc	328,445
1,368	Collective Brands Inc (a)	29,699
2,186	Copart Inc (a)	60,618
9,002	Costco Wholesale Corp	901,325
26,298	CVS Caremark Corp	1,273,349
2,650	Darden Restaurants Inc	147,737
841	Deckers Outdoor Corp (a)(c)	30,814
1,891	Dick’s Sporting Goods Inc	98,048
4,815	Dollar Tree Inc (a)	232,444
5,974	DR Horton Inc	123,303
1,653	DreamWorks Animation SKG Inc Class A (a)(c)	31,787
2,028	Family Dollar Stores Inc	134,456
5,621	Fastenal Co	241,647
3,049	Foot Locker Inc	108,239
78,964	Ford Motor Co	778,585
1,129	Fossil Inc (a)	95,626
2,482	GameStop Corp Class A (c)	52,122
6,221	Gap Inc	222,587
3,251	Genuine Parts Co	198,409
5,235	Goodyear Tire & Rubber Co (a)	63,815
1,168	Guess? Inc	29,691
2,091	Hanesbrands Inc (a)	66,661
4,701	Harley-Davidson Inc	199,181
1,330	Harman International Industries Inc	61,393
2,420	Hasbro Inc (c)	92,371
1,216	Herman Miller Inc	23,639

Shares		Value

Consumer, Cyclical — (continued)
1,006	HNI Corp	$25,663
31,431	Home Depot Inc	1,897,489
868	HSN Inc	42,575
3,155	Ingram Micro Inc Class A (a)	48,051
5,032	International Game Technology	65,869
425	International Speedway Corp Class A	12,057
3,180	JC Penney Co Inc (c)	77,242
4,495	JetBlue Airways Corp (a)	21,531
14,173	Johnson Controls Inc	388,340
1,482	KB Home (c)	21,267
4,503	Kohl’s Corp	230,644
3,553	Lennar Corp Class A (c)	123,538
769	Life Time Fitness Inc (a)	35,174
5,850	LKQ Corp (a)	108,225
24,101	Lowe’s Cos Inc	728,814
5,010	Ltd Brands Inc	246,793
8,430	Macy’s Inc	317,137
5,365	Marriott International Inc Class A	209,772
6,931	Mattel Inc	245,912
20,870	McDonald’s Corp	1,914,822
726	MDC Holdings Inc	27,958
1,142	Mohawk Industries Inc (a)	91,383
873	MSC Industrial Direct Co Inc Class A	58,893
5,852	Newell Rubbermaid Inc	111,715
7,654	NIKE Inc Class B	726,441
3,308	Nordstrom Inc	182,535
103	NVR Inc (a)	86,984
2,494	O’Reilly Automotive Inc (a)	208,548
6,803	Office Depot Inc (a)	17,416
2,034	Oshkosh Corp (a)	55,793
1,112	Owens & Minor Inc	33,227
7,409	PACCAR Inc	296,545
650	Panera Bread Co Class A (a)	111,078
2,234	PetSmart Inc	154,101
1,455	Polaris Industries Inc	117,666
6,642	PulteGroup Inc (a)	102,951
1,494	PVH Corp	140,018
1,316	Ralph Lauren Corp	199,019
1,230	Regis Corp	22,607
4,620	Ross Stores Inc	298,452
2,155	Saks Inc (a)(c)	22,218
979	Scientific Games Corp Class A (a)	8,096
1,885	Signet Jewelers Ltd	91,913
15,812	Southwest Airlines Co	138,671
13,942	Staples Inc (c)	160,612
15,823	Starbucks Corp	803,017
4,113	Starwood Hotels & Resorts Worldwide Inc	238,389
13,557	Target Corp	860,463
1,059	Tempur-Pedic International Inc (a)	31,654
995	Thor Industries Inc	36,138
2,484	Tiffany & Co	153,710
15,181	TJX Cos Inc	679,957
2,876	Toll Brothers Inc (a)	95,569
1,510	Tractor Supply Co	149,324
1,490	Under Armour Inc Class A (a)(c)	83,187
2,296	Urban Outfitters Inc (a)	86,238
1,797	VF Corp	286,370

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

Consumer, Cyclical — (continued)
35,015	Wal-Mart Stores Inc (d)	$2,584,107
17,554	Walgreen Co	639,668
823	Warnaco Group Inc (a)	42,714
524	Watsco Inc (c)	39,714
6,654	Wendy’s Co	30,276
1,609	Whirlpool Corp	133,402
1,811	Williams-Sonoma Inc	79,630
921	WMS Industries Inc (a)	15,086
1,540	World Fuel Services Corp	54,839
1,242	WW Grainger Inc	258,796
3,006	Wyndham Worldwide Corp	157,755
1,689	Wynn Resorts Ltd	194,978
9,432	Yum! Brands Inc	625,719

		26,729,781

Consumer, Non-cyclical — 21.21%
1,553	Aaron’s Inc	43,189
32,679	Abbott Laboratories	2,240,472
7,079	Aetna Inc	280,328
3,959	Alexion Pharmaceuticals Inc (a)	452,910
6,294	Allergan Inc	576,405
1,078	Alliance Data Systems Corp (a)(c)	153,022
42,328	Altria Group Inc	1,413,332
930	AMERIGROUP Corp (a)	85,030
5,193	AmerisourceBergen Corp	201,021
15,962	Amgen Inc	1,345,916
2,027	Apollo Group Inc Class A (a)	58,884
13,444	Archer-Daniels-Midland Co	365,408
10,098	Automatic Data Processing Inc	591,945
2,027	Avery Dennison Corp	64,499
8,671	Avon Products Inc	138,302
11,279	Baxter International Inc	679,673
3,263	Beam Inc	187,753
4,216	Becton Dickinson & Co	331,209
373	Bio-Rad Laboratories Inc Class A (a)	39,807
4,955	Biogen Idec Inc (a)	739,435
29,498	Boston Scientific Corp (a)	169,319
1,135	Brink’s Co	29,158
34,653	Bristol-Myers Squibb Co	1,169,539
3,085	Brown-Forman Corp Class B	201,296
3,629	Campbell Soup Co (c)	126,362
7,198	Cardinal Health Inc	280,506
4,411	CareFusion Corp (a)	125,228
9,104	Celgene Corp (a)	695,546
1,077	Charles River Laboratories International Inc (a)	42,649
2,867	Church & Dwight Co Inc	154,789
6,009	Cigna Corp	283,445
2,702	Clorox Co	194,679
81,408	Coca-Cola Co (d)	3,087,805
5,776	Coca-Cola Enterprises Inc	180,616
9,293	Colgate-Palmolive Co	996,395
1,648	Community Health Systems Inc (a)	48,023
8,618	ConAgra Foods Inc	237,771
3,098	Constellation Brands Inc Class A (a)	100,220
2,166	Convergys Corp	33,941
916	Cooper Cos Inc	86,525

Shares		Value

Consumer, Non-cyclical — (continued)
1,919	CoreLogic Inc (a)	$50,911
732	Corporate Executive Board Co	39,257
1,891	Corrections Corp of America	63,254
1,076	Covance Inc (a)	50,238
2,653	Coventry Health Care Inc	110,604
9,872	Covidien PLC	586,594
1,746	CR Bard Inc	182,719
1,776	DaVita Inc (a)	184,011
3,943	Dean Foods Co (a)	64,468
1,092	Deluxe Corp	33,372
3,035	DENTSPLY International Inc	115,755
1,364	DeVry Inc (c)	31,045
4,299	Dr Pepper Snapple Group Inc	191,434
2,398	Edwards Lifesciences Corp (a)	257,473
21,262	Eli Lilly & Co	1,008,031
2,503	Endo Health Solutions Inc (a)	79,395
2,469	Equifax Inc	115,006
4,994	Estee Lauder Cos Inc Class A	307,481
16,879	Express Scripts Holding Co (a)	1,057,807
2,451	Flowers Foods Inc	49,461
4,883	Forest Laboratories Inc (a)	173,884
875	FTI Consulting Inc (a)	23,345
1,869	Gartner Inc (a)	86,142
13,245	General Mills Inc	527,813
15,753	Gilead Sciences Inc (a)	1,044,896
1,479	Global Payments Inc	61,867
2,830	Green Mountain Coffee Roasters Inc (a)(c)	67,212
5,590	H&R Block Inc	96,875
906	Harris Teeter Supermarkets Inc	35,189
4,499	Health Management Associates Inc Class A (a)	37,747
1,714	Health Net Inc (a)	38,582
1,909	Henry Schein Inc (a)	151,326
3,153	Hershey Co	223,516
1,139	Hill-Rom Holdings Inc	33,099
2,533	Hillshire Brands Co	67,834
6,663	HJ Heinz Co	372,795
1,841	HMS Holdings Corp (a)	61,545
5,224	Hologic Inc (a)	105,734
2,986	Hormel Foods Corp	87,311
3,511	Hospira Inc (a)	115,231
3,442	Humana Inc	241,456
1,177	IDEXX Laboratories Inc (a)	116,935
1,529	Ingredion Inc	84,340
811	Intuitive Surgical Inc (a)	401,956
3,205	Iron Mountain Inc	109,323
328	ITT Educational Services Inc (a)(c)	10,571
1,604	Jarden Corp	84,755
2,359	JM Smucker Co	203,652
57,403	Johnson & Johnson (d)	3,955,641
5,030	Kellogg Co	259,850
8,221	Kimberly-Clark Corp	705,197
1,254	Korn/Ferry International (a)	19,224
11,646	Kroger Co	274,147
2,021	Laboratory Corp of America Holdings (a)	186,882
405	Lancaster Colony Corp	29,666
1,577	Lender Processing Services Inc	43,983
3,780	Life Technologies Corp (a)	184,766

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

Consumer, Non-cyclical — (continued)
1,102	LifePoint Hospitals Inc (a)	$47,144
2,676	Lorillard Inc	311,620
1,505	Manpower Inc	55,384
1,355	Masimo Corp (a)	32,764
2,234	Mastercard Inc Class A	1,008,606
652	Matthews International Corp Class A	19,443
2,736	McCormick & Co Inc	169,741
4,912	McKesson Corp	422,579
4,241	Mead Johnson Nutrition Co Class A	310,780
1,273	Medicis Pharmaceutical Corp Class A (c)	55,083
1,048	MEDNAX Inc (a)	78,024
21,336	Medtronic Inc	920,008
63,415	Merck & Co Inc (d)	2,860,017
3,230	Molson Coors Brewing Co Class B	145,511
36,951	Mondelez International Inc Class A	1,527,924
3,219	Monster Beverage Corp (a)	174,341
1,734	Monster Worldwide Inc (a)	12,710
4,137	Moody’s Corp	182,731
8,219	Mylan Inc (a)	200,544
2,415	Omnicare Inc	82,038
1,794	Patterson Cos Inc	61,427
6,685	Paychex Inc	222,544
32,408	PepsiCo Inc	2,293,514
1,937	Perrigo Co	225,021
155,538	Pfizer Inc (d)	3,865,119
35,046	Philip Morris International Inc (d)	3,152,037
581	Post Holdings Inc (a)	17,465
57,344	Procter & Gamble Co (d)	3,977,380
4,649	Quanta Services Inc (a)	114,830
3,285	Quest Diagnostics Inc	208,368
1,163	Ralcorp Holdings Inc (a)	84,899
1,643	Regeneron Pharmaceuticals Inc (a)	250,820
1,253	Rent-A-Center Inc	43,955
2,917	ResMed Inc	118,051
6,896	Reynolds American Inc	298,873
2,850	Robert Half International Inc	75,895
1,332	Rollins Inc	31,155
4,011	RR Donnelley & Sons Co (c)	42,517
4,862	Safeway Inc (c)	78,230
5,991	SAIC Inc	72,132
872	Scotts Miracle-Gro Co Class A (c)	37,906
3,214	SEI Investments Co	68,940
4,207	Service Corp International	56,626
3,150	Smithfield Foods Inc (a)	61,897
1,487	Sotheby’s	46,840
6,515	St Jude Medical Inc	274,477
1,039	STERIS Corp	36,853
264	Strayer Education Inc	16,988
6,034	Stryker Corp	335,852
5,007	SUPERVALU Inc (c)	12,067
11,961	Sysco Corp	374,020
677	Techne Corp	48,703
861	Teleflex Inc	59,271
7,626	Tenet Healthcare Corp (a)	47,815

Shares		Value

Consumer, Non-cyclical — (continued)
1,335	Thoratec Corp (a)	$46,191
505	Tootsie Roll Industries Inc (c)	13,625
3,579	Total System Services Inc	84,822
1,052	Towers Watson & Co Class A	55,809
1,191	Tupperware Brands Corp	63,826
5,878	Tyson Foods Inc Class A	94,166
1,918	United Rentals Inc (a)	62,738
1,006	United Therapeutics Corp (a)	56,215
21,287	UnitedHealth Group Inc	1,179,513
528	Universal Corp	26,886
1,927	Universal Health Services Inc Class B	88,122
602	Valassis Communications Inc (a)(c)	14,863
2,383	Varian Medical Systems Inc (a)	143,743
1,738	VCA Antech Inc (a)	34,291
4,293	Vertex Pharmaceuticals Inc (a)	240,193
2,637	Watson Pharmaceuticals Inc (a)	224,567
943	WellCare Health Plans Inc (a)	53,327
6,899	WellPoint Inc	400,211
12,453	Western Union Co	226,894
3,572	Whole Foods Market Inc	347,913
837	Wright Express Corp (a)	58,356
3,653	Zimmer Holdings Inc	247,016

		62,227,721

Diversified — 0.03%
4,194	Leucadia National Corp	95,414

Energy — 10.85%
4,326	Alpha Natural Resources Inc (a)	28,422
10,332	Anadarko Petroleum Corp	722,413
8,008	Apache Corp	692,452
4,737	Arch Coal Inc (c)	29,985
1,180	Atwood Oceanics Inc (a)	53,631
8,963	Baker Hughes Inc	405,397
1,045	Bill Barrett Corp (a)	25,885
4,456	Cabot Oil & Gas Corp	200,074
5,106	Cameron International Corp (a)	286,293
434	CARBO Ceramics Inc (c)	27,307
10,869	Chesapeake Energy Corp (c)	205,098
40,861	Chevron Corp (d)	4,762,758
1,872	Cimarex Energy Co	109,606
25,309	ConocoPhillips	1,447,169
4,854	CONSOL Energy Inc	145,863
8,414	Denbury Resources Inc (a)	135,970
7,844	Devon Energy Corp	474,562
1,414	Diamond Offshore Drilling Inc (c)	93,055
1,566	Dresser-Rand Group Inc (a)	86,302
705	Dril-Quip Inc (a)	50,675
1,581	Energen Corp	82,860
4,851	Ensco PLC Class A	264,671
5,520	EOG Resources Inc	618,516
3,089	EQT Corp	182,251
96,134	Exxon Mobil Corp (d)	8,791,454
4,999	FMC Technologies Inc (a)	231,454
2,618	Forest Oil Corp (a)	22,122
19,315	Halliburton Co	650,722

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

Energy — (continued)
2,385	Helix Energy Solutions Group Inc (a)	$43,574
2,318	Helmerich & Payne Inc	110,360
6,380	Hess Corp	342,734
4,405	HollyFrontier Corp	181,794
11,583	Kinder Morgan Inc	411,428
14,696	Marathon Oil Corp	434,561
7,089	Marathon Petroleum Corp	386,989
4,051	Murphy Oil Corp	217,498
6,096	Nabors Industries Ltd (a)	85,527
8,813	National Oilwell Varco Inc	706,010
2,873	Newfield Exploration Co (a)	89,982
5,215	Noble Corp	186,593
3,627	Noble Energy Inc	336,259
1,208	Northern Oil & Gas Inc (a)(c)	20,524
16,865	Occidental Petroleum Corp	1,451,402
2,152	Oceaneering International Inc	118,898
1,162	Oil States International Inc (a)	92,333
4,420	ONEOK Inc	213,530
2,876	Patterson-UTI Energy Inc	45,556
5,436	Peabody Energy Corp	121,168
12,796	Phillips 66	593,351
2,566	Pioneer Natural Resources Co	267,890
2,701	Plains Exploration & Production Co (a)	101,206
3,856	QEP Resources Inc	122,081
2,615	Quicksilver Resources Inc (a)(c)	10,695
3,327	Range Resources Corp	232,458
1,128	Rosetta Resources Inc (a)	54,031
2,736	Rowan Cos PLC Class A (a)	92,395
27,634	Schlumberger Ltd	1,998,767
1,368	SM Energy Co	74,022
7,079	Southwestern Energy Co (a)	246,208
13,606	Spectra Energy Corp	399,472
2,269	Sunoco Inc	106,257
3,386	Superior Energy Services Inc (a)	69,481
2,707	Tesoro Corp	113,423
871	Unit Corp (a)	36,147
11,493	Valero Energy Corp	364,098
12,682	Williams Cos Inc	443,490
4,227	WPX Energy Inc (a)	70,126

		31,819,285

Financial — 15.48%
7,100	Ace Ltd	536,760
1,052	Affiliated Managers Group Inc (a)	129,396
9,750	Aflac Inc	466,830
924	Alexander & Baldwin Inc (a)	27,286
1,242	Alexandria Real Estate Equities Inc REIT	91,312
318	Alleghany Corp (a)	109,691
10,230	Allstate Corp	405,210
1,908	American Campus Communities Inc REIT	83,723
20,545	American Express Co	1,168,189
1,592	American Financial Group Inc/OH	60,337
23,959	American International Group Inc (a)	785,616
8,144	American Tower Corp REIT	581,400

Shares		Value

Financial — (continued)
4,534	Ameriprise Financial Inc	$257,032
6,792	Aon PLC	355,154
2,603	Apartment Investment & Management Co REIT Class A	67,652
3,481	Apollo Investment Corp	27,395
2,507	Arthur J Gallagher & Co	89,801
1,526	Aspen Insurance Holdings Ltd	46,528
3,642	Associated Banc-Corp	47,965
1,678	Assurant Inc	62,589
1,723	Astoria Financial Corp	17,023
1,982	AvalonBay Communities Inc REIT	269,532
1,535	BancorpSouth Inc	22,626
224,396	Bank of America Corp	1,981,417
820	Bank of Hawaii Corp	37,408
24,415	Bank of New York Mellon Corp	552,267
14,575	BB&T Corp	483,307
38,154	Berkshire Hathaway Inc Class B (a)(d)	3,365,183
3,335	BioMed Realty Trust Inc REIT	62,431
2,639	BlackRock Inc Class A	470,534
3,119	Boston Properties Inc REIT	344,993
1,631	BRE Properties Inc REIT	76,478
2,491	Brown & Brown Inc	64,940
1,703	Camden Property Trust REIT	109,826
11,882	Capital One Financial Corp	677,393
1,805	Cathay General Bancorp	31,154
1,609	CBOE Holdings Inc	47,337
6,602	CBRE Group Inc Class A (a)	121,543
22,122	Charles Schwab Corp	282,940
5,516	Chubb Corp	420,760
3,272	Cincinnati Financial Corp	123,976
61,060	Citigroup Inc	1,997,883
859	City National Corp	44,247
6,382	CME Group Inc	365,689
4,074	Comerica Inc	126,498
1,483	Commerce Bancshares Inc	59,809
1,425	Corporate Office Properties Trust REIT	34,157
1,270	Cullen/Frost Bankers Inc	72,936
10,836	Discover Financial Services	430,514
5,754	Duke Realty Corp REIT	84,584
5,586	E*TRADE Financial Corp (a)	49,213
3,140	East West Bancorp Inc	66,317
2,177	Eaton Vance Corp	63,046
1,040	Equity One Inc REIT	21,902
6,139	Equity Residential REIT	353,177
697	Essex Property Trust Inc REIT	103,323
1,072	Everest Re Group Ltd	114,661
1,357	Federal Realty Investment Trust REIT	142,892
2,023	Federated Investors Inc Class B	41,856
4,944	Fidelity National Financial Inc Class A	105,752
18,780	Fifth Third Bancorp	291,278
2,092	First American Financial Corp	45,334
5,533	First Horizon National Corp	53,283
6,779	First Niagara Financial Group Inc	54,842
2,314	FirstMerit Corp	34,085
2,899	Franklin Resources Inc	362,578
4,133	Fulton Financial Corp	40,751

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

Financial — (continued)
10,813	Genworth Financial Inc Class A (a)	$56,552
9,400	Goldman Sachs Group Inc	1,068,592
535	Greenhill & Co Inc	27,686
1,567	Hancock Holding Co	48,499
835	Hanover Insurance Group Inc	31,112
8,927	Hartford Financial Services Group Inc	173,541
2,034	HCC Insurance Holdings Inc	68,932
8,766	HCP Inc REIT	389,912
5,290	Health Care REIT Inc REIT	305,497
1,547	Highwoods Properties Inc REIT	50,463
1,036	Home Properties Inc REIT	63,476
2,425	Hospitality Properties Trust REIT	57,667
14,606	Host Hotels & Resorts Inc REIT	234,426
11,293	Hudson City Bancorp Inc	89,892
18,778	Huntington Bancshares Inc	129,568
1,546	IntercontinentalExchange Inc (a)	206,252
996	International Bancshares Corp	18,974
9,103	Invesco Ltd	227,484
3,257	Janus Capital Group Inc	30,746
3,033	Jefferies Group Inc	41,522
823	Jones Lang LaSalle Inc	62,836
79,101	JPMorgan Chase & Co (d)	3,202,008
1,080	Kemper Corp	33,167
20,416	KeyCorp	178,436
8,659	Kimco Realty Corp REIT	175,518
2,373	Legg Mason Inc	58,566
2,421	Liberty Property Trust REIT	87,737
6,028	Lincoln National Corp	145,817
6,220	Loews Corp	256,637
2,623	M&T Bank Corp	249,605
2,740	Macerich Co REIT	156,810
1,796	Mack-Cali Realty Corp REIT	47,774
11,364	Marsh & McLennan Cos Inc	385,581
805	Mercury General Corp	31,113
21,980	MetLife Inc	757,431
28,853	Morgan Stanley	482,999
2,408	NASDAQ OMX Group Inc	56,094
2,197	National Retail Properties Inc REIT	67,009
9,555	New York Community Bancorp Inc (c)	135,299
4,568	Northern Trust Corp	212,024
5,223	NYSE Euronext	128,747
5,538	Old Republic International Corp	51,503
2,311	Omega Healthcare Investors Inc REIT	52,529
7,239	People’s United Financial Inc	87,881
3,224	Plum Creek Timber Co Inc REIT	141,340
10,933	PNC Financial Services Group Inc	689,872
902	Potlatch Corp REIT	33,708
6,073	Principal Financial Group Inc	163,607
11,692	Progressive Corp	242,492
9,427	Prologis Inc REIT	330,228
769	Prosperity Bancshares Inc	32,775
1,682	Protective Life Corp	44,085
9,673	Prudential Financial Inc	527,275
2,968	Public Storage REIT	413,057
2,246	Raymond James Financial Inc	82,316
2,423	Rayonier Inc REIT	118,751

Shares		Value

Financial — (continued)
2,683	Realty Income Corp REIT	$109,708
1,885	Regency Centers Corp REIT	91,856
29,381	Regions Financial Corp	211,837
1,599	Reinsurance Group of America Inc	92,534
3,133	Senior Housing Properties Trust REIT	68,237
1,000	Signature Bank (a)	67,080
6,316	Simon Property Group Inc REIT	958,832
1,771	SL Green Realty Corp REIT	141,804
10,063	SLM Corp	158,190
1,048	StanCorp Financial Group Inc	32,740
9,986	State Street Corp	419,013
10,991	SunTrust Banks Inc	310,716
925	SVB Financial Group (a)	55,926
13,546	Synovus Financial Corp	32,104
5,329	T Rowe Price Group Inc	337,326
1,289	Taubman Centers Inc REIT	98,905
3,161	TCF Financial Corp	37,742
2,138	Torchmark Corp	109,786
7,960	Travelers Cos Inc	543,350
1,368	Trustmark Corp	33,297
4,810	UDR Inc REIT	119,384
6,182	Unum Group	118,818
39,463	US Bancorp	1,353,581
3,985	Valley National Bancorp (c)	39,930
6,148	Ventas Inc REIT	382,713
10,873	Visa Inc Class A	1,460,026
3,527	Vornado Realty Trust REIT	285,863
1,593	Waddell & Reed Financial Inc Class A	52,203
1,858	Washington Federal Inc	30,991
1,304	Webster Financial Corp	30,905
2,389	Weingarten Realty Investors REIT	67,155
102,453	Wells Fargo & Co (d)	3,537,702
457	Westamerica Bancorporation	21,502
11,160	Weyerhaeuser Co REIT	291,722
2,374	WR Berkley Corp	89,001
6,406	XL Group PLC	153,936
3,932	Zions Bancorporation	81,215

		45,394,591

Industrial — 10.54%
13,267	3M Co	1,226,136
911	Acuity Brands Inc	57,657
2,232	AECOM Technology Corp (a)	47,229
1,963	AGCO Corp (a)	93,203
7,217	Agilent Technologies Inc	277,494
750	Alliant Techsystems Inc	37,583
4,975	AMETEK Inc	176,364
3,403	Amphenol Corp Class A	200,369
1,433	Aptargroup Inc	74,100
2,849	Avnet Inc (a)	82,877
2,162	B/E Aerospace Inc (a)	91,020
3,221	Ball Corp	136,281
1,942	Bemis Co Inc	61,115
14,118	Boeing Co	982,895
1,340	Carlisle Cos Inc	69,573
13,602	Caterpillar Inc	1,170,316

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

Industrial — (continued)
3,364	CH Robinson Worldwide Inc	$196,962
1,088	CLARCOR Inc	48,557
970	Clean Harbors Inc (a)	47,385
974	Con-way Inc	26,658
3,361	Cooper Industries PLC Class A	252,277
965	Crane Co	38,532
21,259	CSX Corp	441,124
3,693	Cummins Inc	340,532
12,157	Danaher Corp	670,459
8,146	Deere & Co	671,964
3,188	Donaldson Co Inc	110,655
3,799	Dover Corp	226,003
6,888	Eaton Corp (c)	325,527
15,037	Emerson Electric Co	725,836
1,335	Energizer Holdings Inc	99,604
682	Esterline Technologies Corp (a)	38,287
4,092	Exelis Inc	42,311
4,382	Expeditors International of Washington Inc	159,330
6,091	FedEx Corp	515,420
2,906	FLIR Systems Inc	58,047
1,020	Flowserve Corp	130,295
3,430	Fluor Corp	193,040
3,416	Fortune Brands Home & Security Inc (a)	92,266
987	Gardner Denver Inc	59,625
834	GATX Corp	35,395
6,918	General Dynamics Corp	457,418
219,873	General Electric Co (d)	4,993,316
3,188	Gentex Corp	54,228
1,230	Graco Inc	61,844
518	Granite Construction Inc	14,877
680	Greif Inc Class A	30,042
1,789	Harsco Corp	36,728
16,251	Honeywell International Inc	970,997
1,116	Hubbell Inc Class B	90,106
882	Huntington Ingalls Industries Inc (a)	37,088
1,595	IDEX Corp	66,623
8,999	Illinois Tool Works Inc	535,171
5,950	Ingersoll-Rand PLC Class A	266,679
894	Itron Inc (a)	38,576
2,046	ITT Corp (c)	41,227
3,826	Jabil Circuit Inc	71,623
2,793	Jacobs Engineering Group Inc (a)	112,921
1,881	JB Hunt Transport Services Inc	97,887
2,284	Joy Global Inc	128,041
2,219	Kansas City Southern	168,156
2,997	KBR Inc	89,371
1,649	Kennametal Inc	61,145
1,183	Kirby Corp (a)	65,396
1,966	L-3 Communications Holdings Inc	140,982
857	Landstar System Inc	40,519
3,040	Leggett & Platt Inc	76,152
939	Lennox International Inc	45,410
1,884	Lincoln Electric Holdings Inc	73,570
5,605	Lockheed Martin Corp	523,395
2,560	Louisiana-Pacific Corp (a)	32,000
867	Martin Marietta Materials Inc (c)	71,848
7,154	Masco Corp	107,668
924	Matson Inc	19,321

Shares		Value

Industrial — (continued)
631	Mettler-Toledo International Inc (a)	$107,737
606	Mine Safety Appliances Co	22,586
2,851	Molex Inc (c)	74,924
1,947	National Instruments Corp	49,006
1,236	Nordson Corp	72,454
6,665	Norfolk Southern Corp	424,094
5,235	Northrop Grumman Corp	347,761
3,420	Owens-Illinois Inc (a)	64,159
1,853	Packaging Corp of America	67,264
2,469	Pall Corp	156,757
3,075	Parker Hannifin Corp	257,008
2,154	Pentair Ltd	95,875
2,389	PerkinElmer Inc	70,404
2,972	Precision Castparts Corp	485,446
6,946	Raytheon Co	397,033
817	Regal-Beloit Corp	57,582
6,247	Republic Services Inc	171,855
1,531	Rock-Tenn Co Class A	110,508
3,025	Rockwell Automation Inc	210,389
3,086	Rockwell Collins Inc	165,533
2,051	Roper Industries Inc	225,384
1,146	Ryder System Inc	44,763
4,148	Sealed Air Corp	64,128
1,226	Shaw Group Inc (a)	53,478
1,048	Silgan Holdings Inc	45,598
1,149	Snap-on Inc	82,579
2,123	Sonoco Products Co	65,792
993	SPX Corp	64,952
3,477	Stanley Black & Decker Inc	265,121
1,721	Stericycle Inc (a)	155,785
8,800	TE Connectivity Ltd	299,288
886	Tech Data Corp (a)	40,136
2,452	Terex Corp (a)	55,366
5,630	Textron Inc	147,337
7,507	Thermo Fisher Scientific Inc	441,637
943	Tidewater Inc	45,764
1,852	Timken Co	68,820
2,596	Trimble Navigation Ltd (a)	123,725
1,464	Trinity Industries Inc	43,876
850	Triumph Group Inc	53,151
9,500	Tyco International Ltd	534,470
9,772	Union Pacific Corp	1,159,936
15,371	United Parcel Service Inc Class B	1,100,102
17,496	United Technologies Corp	1,369,762
1,467	URS Corp	51,800
2,327	UTi Worldwide Inc	31,345
422	Valmont Industries Inc	55,493
3,146	Vishay Intertechnology Inc (a)	30,925
1,062	Wabtec Corp	85,268
2,490	Waste Connections Inc	75,323
9,084	Waste Management Inc	291,415
1,900	Waters Corp (a)	158,327
869	Werner Enterprises Inc	18,571
1,311	Woodward Inc	44,548
1,192	Worthington Industries Inc	25,819
3,803	Xylem Inc/NY	95,645

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

Industrial — (continued)
957	Zebra Technologies Corp Class A (a)	$35,926

		30,910,358

Technology — 14.44%
13,211	Accenture PLC Class A	925,166
687	ACI Worldwide Inc (a)	29,033
1,348	Acxiom Corp (a)	24,628
10,321	Adobe Systems Inc (a)	335,020
12,961	Advanced Micro Devices Inc (a)(c)	43,679
467	Advent Software Inc (a)	11,474
3,790	Akamai Technologies Inc (a)	145,005
3,024	Allscripts Healthcare Solutions Inc (a)	37,588
6,563	Altera Corp	223,044
6,231	Analog Devices Inc	244,193
1,991	ANSYS Inc (a)	146,139
19,503	Apple Inc (d)	13,013,572
26,139	Applied Materials Inc	291,842
8,253	Atmel Corp (a)	43,411
4,811	Autodesk Inc (a)	160,543
3,310	BMC Software Inc (a)	137,332
10,699	Broadcom Corp Class A	369,971
2,613	Broadridge Financial Solutions Inc ADR	60,961
7,319	CA Inc	188,574
5,388	Cadence Design Systems Inc (a)	69,317
2,975	Cerner Corp (a)	230,295
3,807	Citrix Systems Inc (a)	291,502
6,222	Cognizant Technology Solutions Corp Class A (a)	435,042
3,060	Computer Sciences Corp	98,563
3,937	Compuware Corp (a)	39,016
967	Concur Technologies Inc (a)	71,297
2,363	Cree Inc (a)(c)	60,327
3,156	Cypress Semiconductor Corp	33,832
30,970	Dell Inc	305,364
1,134	Diebold Inc	38,227
949	Dun & Bradstreet Corp	75,559
6,717	Electronic Arts Inc (a)	85,239
43,698	EMC Corp (a)	1,191,644
624	Fair Isaac Corp	27,618
2,769	Fairchild Semiconductor International Inc (a)	36,329
4,830	Fidelity National Information Services Inc	150,793
1,291	First Solar Inc (a)(c)	28,589
2,825	Fiserv Inc (a)	209,135
40,534	Hewlett-Packard Co	691,510
2,351	Informatica Corp (a)	81,838
3,443	Integrated Device Technology Inc (a)	20,245
104,184	Intel Corp	2,362,893
22,400	International Business Machines Corp (d)	4,646,880
1,139	International Rectifier Corp (a)	19,010
2,877	Intersil Corp Class A	25,174
5,756	Intuit Inc	338,913
1,711	Jack Henry & Associates Inc	64,847

Shares		Value

Technology — (continued)
3,381	KLA-Tencor Corp	$161,291
3,806	Lam Research Corp (a)	120,974
1,466	Lexmark International Inc Class A (c)	32,619
4,656	Linear Technology Corp	148,294
11,975	LSI Corp (a)	82,747
589	Mantech International Corp Class A	14,136
5,160	MEMC Electronic Materials Inc (a)	14,190
1,774	Mentor Graphics Corp (a)	27,462
4,181	Microchip Technology Inc (c)	136,886
20,946	Micron Technology Inc (a)	125,362
1,699	MICROS Systems Inc (a)	83,455
157,077	Microsoft Corp (d)	4,677,753
2,443	MSCI Inc Class A (a)	87,435
3,018	NCR Corp (a)	70,350
7,666	NetApp Inc (a)	252,058
12,945	NVIDIA Corp (a)	172,686
79,327	Oracle Corp (d)	2,498,007
2,505	Parametric Technology Corp (a)	54,609
3,923	Pitney Bowes Inc (c)	54,216
2,003	QLogic Corp (a)	22,874
35,472	QUALCOMM Inc	2,216,645
3,993	Red Hat Inc (a)	227,361
2,997	Riverbed Technology Inc (a)	69,740
2,080	Rovi Corp (a)	30,181
2,666	Salesforce.com Inc (a)	407,072
4,951	SanDisk Corp (a)	215,022
7,389	Seagate Technology PLC	229,059
1,356	Semtech Corp (a)	34,103
833	Silicon Laboratories Inc (a)	30,621
4,010	Skyworks Solutions Inc (a)	94,496
1,133	SolarWinds Inc (a)	63,153
1,363	Solera Holdings Inc	59,795
3,025	Synopsys Inc (a)	99,886
3,440	Teradata Corp (a)	259,410
4,091	Teradyne Inc (a)	58,174
23,446	Texas Instruments Inc	645,937
2,278	VeriFone Systems Inc (a)	63,442
4,750	Western Digital Corp	183,968
27,369	Xerox Corp	200,888
5,334	Xilinx Inc	178,209

		42,364,739

Utilities — 3.53%
13,308	AES Corp (a)	145,989
2,446	AGL Resources Inc	100,066
2,225	Alliant Energy Corp	96,543
5,009	Ameren Corp	163,644
9,900	American Electric Power Co Inc	435,006
2,642	Aqua America Inc	65,416
1,742	Atmos Energy Corp	62,346
873	Black Hills Corp	31,053
8,832	CenterPoint Energy Inc	188,122
1,124	Cleco Corp	47,186
5,445	CMS Energy Corp	128,230
5,981	Consolidated Edison Inc	358,202
11,808	Dominion Resources Inc	625,116
3,455	DTE Energy Co	207,093

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

Utilities — (continued)
14,661	Duke Energy Corp	$950,033
6,776	Edison International	309,595
3,696	Entergy Corp	256,133
17,618	Exelon Corp	626,848
8,721	FirstEnergy Corp	384,596
3,082	Great Plains Energy Inc	68,605
1,975	Hawaiian Electric Industries Inc	51,962
1,100	IDACORP Inc	47,597
1,681	Integrys Energy Group Inc	87,748
4,077	MDU Resources Group Inc	89,857
1,819	National Fuel Gas Co	98,299
8,801	NextEra Energy Inc	618,974
5,969	NiSource Inc	152,090
6,512	Northeast Utilities	248,954
4,537	NRG Energy Inc	97,046
4,951	NV Energy Inc	89,168
2,151	OGE Energy Corp	119,294
4,947	Pepco Holdings Inc (c)	93,498
8,690	PG&E Corp	370,802
2,309	Pinnacle West Capital Corp	121,915
1,378	PNM Resources Inc	28,979
11,840	PPL Corp	343,952
10,324	Public Service Enterprise Group Inc	332,226
3,393	Questar Corp	68,980
2,730	SCANA Corp	131,777
4,688	Sempra Energy	302,329
18,212	Southern Co	839,391
4,710	TECO Energy Inc	83,555
2,134	UGI Corp	67,754
1,715	Vectren Corp	49,049
2,422	Westar Energy Inc	71,837
1,151	WGL Holdings Inc	46,328
4,789	Wisconsin Energy Corp	180,402
9,948	Xcel Energy Inc	275,659

		10,359,244

TOTAL COMMON STOCK — 99.48% (Cost $213,002,614)		$291,826,155

Principal Amount

SECURITIES LENDING COLLATERAL
$ 998,420	Undivided interest of 1.96% in a repurchase agreement (principal amount/value $50,900,000 with a maturity value of $50,901,018) with HSBC Securities (USA) Inc, 0.24%, dated 9/28/12, to be repurchased at $998,420 on 10/1/12, collateralized by Federal National Mortgage Association, 3.50% - 6.00%, 12/1/26 - 3/1/42, with a value of $51,918,295.	998,420

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 432,005	Undivided interest of 10.01% in a repurchase agreement (principal amount/value $4,316,949 with a maturity value of $4,317,021) with RBC Capital Markets Corp, 0.20%, dated 9/28/12, to be repurchased at $432,005 on 10/1/12, collateralized by U.S. Treasury, 0.13% - 6.13%, 8/31/13 - 11/15/41, with a value of $4,403,306.	$432,005
998,420	Undivided interest of 1.65% in a repurchase agreement (principal amount/value $60,600,000 with a maturity value of $60,601,061) with Goldman Sachs & Co., 0.21%, dated 9/28/12, to be repurchased at $998,420 on 10/1/12, collateralized by various U.S. Government Agency Securities, 2.50% - 5.30%, 7/1/13 - 9/1/42, with a value of $61,812,001.	998,420
998,420	Undivided interest of 1.62% in a repurchase agreement (principal amount/value $61,800,000 with a maturity value of $61,801,030) with Merrill Lynch, Pierce, Fenner & Smith, 0.20%, dated 9/28/12, to be repurchased at $998,420 on 10/1/12, collateralized by Government National Mortgage Association, 3.50% - 4.50%, 5/20/41 - 9/20/41, with a value of $63,036,000.	998,420

TOTAL SECURITIES LENDING COLLATERAL — 1.17% (Cost $3,427,265)		$3,427,265

SHORT TERM INVESTMENTS
800,000	Federal Farm Credit Banks Funding Corp 0.01%, 10/01/2012	799,999
400,000	Federal Home Loan Bank 0.05%, 10/03/2012	399,998
140,000	U.S. Treasury Bills (e) 0.10%, 12/20/2012	139,968

TOTAL SHORT TERM INVESTMENTS — 0.46% (Cost $1,339,965)		$1,339,965

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Principal Amount	Value

TOTAL INVESTMENTS — 101.11% (Cost $217,769,844)	$296,593,385

OTHER ASSETS & LIABILITIES, NET — (1.11)%	$(3,248,733)

TOTAL NET ASSETS — 100.00%	$293,344,652

(a)	Non-income producing security.
(b)	Restricted security; at September 28, 2012, the aggregate cost and market value of restricted securities was $22,231 and $37,782, respectively, representing 0.01% of net assets.
(c)	A portion or all of the security is on loan at September 28, 2012.
(d)	All or a portion of the security position has been pledged as collateral to cover segregation requirements on open futures contracts.
(e)	All or a portion of the security has been segregated to cover initial margin requirements on open future contracts.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

At September 28, 2012, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Depreciation

S&P 500® Emini Long Futures	24	USD	$1,721,040	December 2012	$(3,038)

S&P Mid 400® Emini Long Futures	1	USD	98,650	December 2012	(1,760)

			Net Depreciation		$(4,798)

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (the Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds changed its name from Maxim Series Fund, Inc on September 24, 2012 and presently consists of sixty-three funds. Interests in the Great-West Stock Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of the Great-West Funds. Effective September 24, 2012, Maxim Stock Index Portfolio’s name changed to Great-West Stock Index Fund. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s (S&P) 500 Composite Stock Price Index and the S&P MidCap 400 Index, weighted according to their pro rata share of the market. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of the Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Great-West Funds.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

September 28, 2012

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Securities Lending Collateral	Matures next business day and therefore priced at par.

Short Term Investments

Amortized cost, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Derivative Investments:
Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of September 28, 2012, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:
Domestic Common Stock	$286,335,037	$—	$—	$286,335,037
Foreign Common Stock	5,491,118	—	—	5,491,118
Securities Lending Collateral	—	3,427,265	—	3,427,265
Short Term Investments	—	1,339,965	—	1,339,965
Liabilities
Derivative Investments:
Futures Contracts	4,798	—	—	4,798

Total Investments(a)	$291,821,357	$4,767,230	$0	$296,588,587

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

Futures Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date.

Risk Factors

September 28, 2012

Investing in the Fund may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Fund to be subject to larger short-term declines in value.

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Restricted Securities

The Fund may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board-approved guidelines established in the Great-West Funds’ Policy and Procedures regarding Liquidity.

Financial Futures Contracts

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of the Great-West Funds, may hold repurchase agreement positions as a form of security lending collateral, that are jointly collateralized by various U.S. Government, U.S. Government Agency or U.S. Treasury securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO).

September 28, 2012

Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Fund’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Fund intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and State tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Fund’s State tax returns may remain open for an additional year depending on the jurisdiction.

Application of Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Fund’s financial position or the results of its operations.

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Fund’s financial position or the results of its operations.

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund will adopt ASU No. 2011-11 for its fiscal year beginning January 1, 2013. At this time, the Fund is evaluating the impact, if any, of ASU No. 2011-11 on the financial statements and related disclosures.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 28, 2012, the U.S. Federal income tax cost basis was $223,257,662. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $111,101,784 and gross depreciation of securities in which there was an excess of tax cost over value of $37,766,061 resulting in net appreciation of $73,335,723.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the

September 28, 2012

possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the clearinghouse will fail to perform its obligations.

The Fund held on average 45 futures contracts for the reporting period.

4. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of September 28, 2012 the Fund had securities on loan valued at $3,338,502 and received collateral of $3,427,265 for such loan which was invested in repurchase agreements collateralized by U.S. Government, U.S. Government Agency or U.S. Treasury securities. The repurchase agreements were jointly purchased with other Great-West Funds and in the event of a default by the counterparty, all funds would share ratably in the collateral.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

COMMON STOCK
Basic Materials — 4.62%
68,400	Cliffs Natural Resources Inc (a)	$2,676,492
72,800	EI du Pont de Nemours & Co	3,659,656
264,983	International Paper Co	9,624,183
118,900	MeadWestvaco Corp	3,638,340
30,500	Newmont Mining Corp	1,708,305
172,900	Nucor Corp	6,615,154
125,800	Vulcan Materials Co	5,950,340

		33,872,470

Communications — 12.02%
384,370	AT&T Inc	14,490,749
193,300	Cablevision Systems Corp Class A	3,063,805
109,271	CenturyLink Inc	4,414,549
302,900	Cisco Systems Inc	5,782,361
125,700	Comcast Corp Class A	4,496,289
335,100	Corning Inc	4,406,565
148,800	Harris Corp	7,621,536
129,700	McGraw-Hill Cos Inc	7,080,323
207,700	New York Times Co Class A (b)	2,027,152
450,900	Nokia OYJ Sponsored ADR (a)	1,158,813
158,711	Telefonica SA (c)	2,121,276
242,933	Time Warner Inc	11,012,153
150,986	Verizon Communications Inc	6,880,432
983,600	Vodafone Group PLC (c)	2,794,244
163,300	Walt Disney Co	8,537,324
172,100	WPP PLC (c)	2,342,766

		88,230,337

Consumer, Cyclical — 7.98%
108,800	Carnival Corp	3,964,672
259,000	Ford Motor Co	2,553,740
61,750	Genuine Parts Co	3,768,602
43,900	Harley-Davidson Inc	1,860,043
66,000	Hasbro Inc (a)	2,519,220
106,600	Johnson Controls Inc	2,920,840
129,500	Kohl’s Corp	6,632,990
113,800	Macy’s Inc	4,281,156
64,850	Madison Square Garden Co Class A (b)	2,611,510
42,749	Marriott International Inc Class A	1,671,486
204,300	Mattel Inc	7,248,564
403,900	Staples Inc (a)	4,652,928
13,900	Tiffany & Co	860,132
230,800	United Continental Holdings Inc (b)	4,500,600
102,300	Whirlpool Corp	8,481,693

		58,528,176

Consumer, Non-cyclical — 12.40%
52,800	Amgen Inc	4,452,096
203,600	Archer-Daniels-Midland Co	5,533,848
63,300	Avery Dennison Corp	2,014,206
263,600	Avon Products Inc	4,204,420
178,100	Bristol-Myers Squibb Co	6,010,875
179,700	Campbell Soup Co (a)	6,257,154

Shares		Value

Consumer, Non-cyclical — (continued)
98,400	Clorox Co	$7,089,720
167,300	ConAgra Foods Inc	4,615,807
144,200	Johnson & Johnson	9,936,822
30,500	Kellogg Co	1,575,630
22,200	Kimberly-Clark Corp	1,904,316
55,400	McCormick & Co Inc	3,437,016
206,300	Merck & Co Inc	9,304,130
62,100	Molson Coors Brewing Co Class B	2,797,605
91,300	PepsiCo Inc	6,461,301
366,988	Pfizer Inc	9,119,652
30,800	Procter & Gamble Co	2,136,288
65,700	Quest Diagnostics Inc	4,167,351

		91,018,237

Energy — 12.89%
98,100	Anadarko Petroleum Corp	6,859,152
99,822	BP PLC Sponsored ADR	4,228,460
163,244	Chevron Corp	19,027,721
51,700	ConocoPhillips	2,956,206
163,300	CONSOL Energy Inc	4,907,165
82,900	Diamond Offshore Drilling Inc (a)	5,455,649
184,796	Exxon Mobil Corp	16,899,594
34,200	Hess Corp	1,837,224
139,000	Murphy Oil Corp	7,462,910
106,600	Petroleo Brasileiro SA ADR	2,445,404
177,300	Royal Dutch Shell PLC ADR	12,306,393
99,800	Schlumberger Ltd	7,218,534
100,100	Spectra Energy Corp	2,938,936

		94,543,348

Financial — 19.81%
229,000	Allstate Corp	9,070,690
203,800	American Express Co	11,588,068
794,537	Bank of America Corp	7,015,762
176,400	Bank of New York Mellon Corp	3,990,168
87,900	Capital One Financial Corp	5,011,179
44,700	Chubb Corp	3,409,716
438,105	JPMorgan Chase & Co	17,734,490
183,600	Legg Mason Inc	4,531,248
144,227	Lincoln National Corp	3,488,851
60,900	Loews Corp	2,512,734
229,800	Marsh & McLennan Cos Inc	7,797,114
117,800	Morgan Stanley	1,971,972
136,600	Northern Trust Corp	6,340,289
44,100	Och-Ziff Capital Management Group LLC Class A	426,006
98,400	PNC Financial Services Group Inc	6,209,040
349,300	Regions Financial Corp	2,518,453
327,400	SLM Corp	5,146,728
116,100	Sun Life Financial Inc (a)	2,697,003
232,000	SunTrust Banks Inc	6,558,640
373,000	US Bancorp	12,793,900
405,800	Wells Fargo & Co	14,012,274
201,113	Weyerhaeuser Co REIT	5,257,094
83,000	Willis Group Holdings PLC	3,064,360

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

Financial — (continued)
93,100	XL Group PLC	$2,237,193

		145,382,972

Industrial — 14.11%
111,700	3M Co	10,323,314
81,600	Boeing Co	5,680,992
93,322	Cooper Industries PLC Class A	7,004,749
160,800	Emerson Electric Co	7,761,816
30,500	Energizer Holdings Inc	2,275,605
934,500	General Electric Co	21,222,495
137,600	Honeywell International Inc	8,221,600
151,900	Illinois Tool Works Inc	9,033,493
95,600	Ingersoll-Rand PLC Class A	4,284,792
42,900	ITT Corp	864,435
39,700	Lockheed Martin Corp	3,707,186
228,700	Masco Corp	3,441,935
151,800	Thermo Fisher Scientific Inc	8,930,394
92,700	United Parcel Service Inc Class B	6,634,539
94,500	USG Corp (a)(b)	2,074,275
81,000	Xylem Inc/NY	2,037,150

		103,498,770

Technology — 4.78%
126,300	Analog Devices Inc	4,949,697
357,800	Applied Materials Inc	3,994,837
170,700	Computer Sciences Corp	5,498,247
418,900	Dell Inc	4,130,354
45,700	First Solar Inc (a)(b)	1,012,026
154,700	Hewlett-Packard Co	2,639,182
332,000	Microsoft Corp	9,886,960
107,600	Texas Instruments Inc	2,964,380

		35,075,683

Utilities — 6.16%
97,000	AES Corp (b)	1,064,090
151,663	Duke Energy Corp	9,827,762
112,800	Entergy Corp	7,817,040
213,500	Exelon Corp	7,596,330
69,110	FirstEnergy Corp	3,047,751
305,000	NiSource Inc	7,771,400
34,800	Pinnacle West Capital Corp	1,837,440
74,500	TECO Energy Inc	1,321,630
178,100	Xcel Energy Inc	4,935,151

		45,218,594

TOTAL COMMON STOCK — 94.77% (Cost $599,694,337)		$695,368,587

Shares		Value

PREFERRED STOCK
Consumer, Cyclical — 0.51%
98,900	General Motors Co	$3,711,836

TOTAL PREFERRED STOCK — 0.51% (Cost $4,950,761)		$3,711,836

Principal Amount		Value

SECURITIES LENDING COLLATERAL
$ 4,999,357	Undivided interest of 9.83% in a repurchase agreement (principal amount/value $50,900,000 with a maturity value of $50,901,018) with HSBC Securities (USA) Inc, 0.24%, dated 9/28/12, to be repurchased at $4,999,357 on 10/1/12, collateralized by Federal National Mortgage Association, 3.50% - 6.00%, 12/1/26 - 3/1/42, with a value of $51,918,295.	4,999,357
4,999,357	Undivided interest of 26.18% in a repurchase agreement (principal amount/value $19,096,650 with a maturity value of $19,097,000) with Credit Suisse Securities (USA) LLC, 0.22%, dated 9/28/12, to be repurchased at $4,999,357 on 10/1/12, collateralized by Federal National Mortgage Association, 2.16% - 6.32%, 9/1/22 - 8/1/45, with a value of $19,478,584.	4,999,357
5,999,229	Undivided interest of 9.72% in a repurchase agreement (principal amount/value $61,800,000 with a maturity value of $61,801,030) with Merrill Lynch, Pierce, Fenner & Smith, 0.20%, dated 9/28/12, to be repurchased at $5,999,229 on 10/1/12, collateralized by Government National Mortgage Association, 3.50% - 4.50%, 5/20/41 - 9/20/41, with a value of $63,036,000.	5,999,229

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 4,789,541	Undivided interest of 21.95% in a repurchase agreement (principal amount/value $21,824,269 with a maturity value of $21,824,687) with RBC Capital Markets Corp, 0.23%, dated 9/28/12, to be repurchased at $4,789,541 on 10/1/12, collateralized by various U.S. Government Agency Securities, 1.94% - 8.00%, 1/1/13 - 10/1/42, with a value of $22,260,754.	$4,789,541
5,999,229	Undivided interest of 9.91% in a repurchase agreement (principal amount/value $60,600,000 with a maturity value of $60,601,061) with Goldman Sachs & Co., 0.21%, dated 9/28/12, to be repurchased at $5,999,229 on 10/1/12, collateralized by various U.S. Government Agency Securities, 2.50% - 5.30%, 7/1/13 - 9/1/42, with a value of $61,812,001.	5,999,229

TOTAL SECURITIES LENDING COLLATERAL — 3.65% (Cost $26,786,713)		$26,786,713

Principal Amount		Value

SHORT TERM INVESTMENTS
$ 10,000,000	Federal Farm Credit Banks Funding Corp 0.01%,10/01/2012	$9,999,994
	Federal Home Loan Bank
12,000,000	0.00%, 10/03/2012 (d)	11,999,999
13,500,000	0.05%, 10/03/2012	13,499,925

TOTAL SHORT TERM INVESTMENTS — 4.84% (Cost $35,499,918)		$35,499,918

TOTAL INVESTMENTS — 103.77% (Cost $666,931,729)		$761,367,054

OTHER ASSETS & LIABILITIES, NET — (3.77)%		$(27,650,549)

TOTAL NET ASSETS — 100.00%		$733,716,505

(a)	A portion or all of the security is on loan at September 28, 2012.
(b)	Non-income producing security.
(c)	Foreign security is fair valued under procedures adopted by the Board of Directors.
(d)	The security’s yield to maturity was less than 0.01%.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (the Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds changed its name from Maxim Series Fund, Inc on September 24, 2012 and presently consists of sixty-three funds. Interests in the Great-West T. Rowe Price Equity Income Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of the Great-West Funds. Effective September 24, 2012, Maxim T. Rowe Price Equity/Income Portfolio’s name changed to Great-West T. Rowe Price Equity Income Fund. The investment objective of the Fund is to seek substantial dividend income and also long-term capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of the Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Great-West Funds.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

September 28, 2012

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Securities Lending Collateral	Matures next business day and therefore priced at par.

Short Term Investments

Amortized cost, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of September 28, 2012, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:
Domestic Common Stock	$648,683,134	$—	$—	$648,683,134
Foreign Common Stock	39,427,167	7,258,286	—	46,685,453
Preferred Stock	—	3,711,836	—	3,711,836
Securities Lending Collateral	—	26,786,713	—	26,786,713
Short Term Investments	—	35,499,918	—	35,499,918

Total Investments (a)	$688,110,301	$73,256,753	$0	$761,367,054

(a) Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

September 28, 2012

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Fund to be subject to larger short-term declines in value.

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Foreign Currency Translations

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of the Great-West Funds, may invest in repurchase agreement transactions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

September 28, 2012

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Fund’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Fund intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and State tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Fund’s State tax returns may remain open for an additional year depending on the jurisdiction.

Application of Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Fund’s financial position or the results of its operations.

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Fund’s financial position or the results of its operations.

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund will adopt ASU No. 2011-11 for its fiscal year beginning January 1, 2013. At this time, the Fund is evaluating the impact, if any, of ASU No. 2011-11 on the financial statements and related disclosures.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 28, 2012, the U.S. Federal income tax cost basis was $673,217,554. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $149,083,675 and gross depreciation of securities in which there was an excess of tax cost over value of $60,934,175 resulting in net appreciation of $88,149,500.

September 28, 2012

3. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of September 28, 2012 the Fund had securities on loan valued at $26,140,476 and received collateral of $26,786,713 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Great-West Funds and in the event of a default by the counterparty, all funds would share ratably in the collateral.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

COMMON STOCK
Basic Materials — 3.09%
127,000	Agnico-Eagle Mines Ltd	$6,588,760
82,000	Celanese Corp Series A	3,108,620
108,000	Franco-Nevada Corp (a)	6,473,848
92,000	Rockwood Holdings Inc	4,287,200

		20,458,428

Communications — 7.35%
231,000	Amdocs Ltd (b)	7,620,690
78,000	Aruba Networks Inc (a)(b)	1,753,830
41,000	Charter Communications Inc Class A (b)	3,077,870
55,000	Discovery Communications Inc Class C (b)	3,082,200
50,000	FactSet Research Systems Inc (a)	4,821,000
194,000	Groupon Inc (a)(b)	923,440
542,000	JDS Uniphase Corp (b)	6,712,670
46,000	Lamar Advertising Co Class A (a)(b)	1,704,760
165,000	Liberty Interactive Corp Class A (b)	3,052,500
125,000	Motorola Solutions Inc	6,318,750
30,000	Netflix Inc (a)(b)	1,633,200
53,000	Rackspace Hosting Inc (a)(b)	3,502,770
145,000	TIBCO Software Inc (b)	4,383,350

		48,587,030

Consumer, Cyclical — 11.76%
54,000	Allison Transmission Holdings Inc (a)	1,086,480
240,000	CarMax Inc (b)	6,792,000
8,000	Chipotle Mexican Grill Inc (b)	2,540,320
92,000	Choice Hotels International Inc (a)	2,943,080
215,000	Dollar General Corp (b)	11,081,100
157,000	Fastenal Co	6,749,430
90,000	Harley-Davidson Inc	3,813,300
135,000	Kohl’s Corp	6,914,700
206,000	Marriott International Inc Class A	8,054,600
40,000	Michael Kors Holdings Ltd (b)	2,127,200
63,000	O’Reilly Automotive Inc (b)	5,268,060
21,000	Panera Bread Co Class A (b)	3,588,690
26,000	Shoppers Drug Mart Corp (c)	1,082,474
82,000	Shoppers Drug Mart Corp (a)	3,413,956
47,000	Starbucks Corp	2,385,250
20,000	Tesla Motors Inc (a)(b)	585,600
80,000	Tim Hortons Inc	4,162,400
90,000	WABCO Holdings Inc (b)	5,190,300

		77,778,940

Consumer, Non-cyclical — 25.76%
54,000	Alexion Pharmaceuticals Inc (b)	6,177,600
180,000	Alkermes PLC (b)	3,735,000
70,000	Ariad Pharmaceuticals Inc (b)	1,695,750
261,000	Bruker Corp (b)	3,416,490
218,000	CareFusion Corp (b)	6,189,020
90,000	Catamaran Corp (b)	8,817,300
39,000	Cooper Cos Inc	3,683,940
124,000	Covance Inc (b)	5,789,560

Shares		Value

Consumer, Non-cyclical — (continued)
69,000	CR Bard Inc	$7,220,850
38,000	Cubist Pharmaceuticals Inc (b)	1,811,840
267,100	DENTSPLY International Inc	10,187,194
48,000	Edwards Lifesciences Corp (b)	5,153,760
275,000	Elan Corp PLC Sponsored ADR (b)	2,948,000
26,000	Fresh Market Inc (b)	1,559,480
216,000	Gartner Inc (b)	9,955,440
110,000	Global Payments Inc	4,601,300
72,000	Henry Schein Inc (b)	5,707,440
363,000	Hertz Global Holdings Inc (b)	4,983,990
127,000	Hospira Inc (b)	4,168,140
70,000	IDEXX Laboratories Inc (a)(b)	6,954,500
36,000	Illumina Inc (a)(b)	1,735,200
72,000	Incyte Corp Ltd (a)(b)	1,299,600
73,600	Laboratory Corp of America Holdings (b)	6,805,792
164,000	Manpower Inc	6,035,200
52,000	MEDNAX Inc (b)	3,871,400
26,000	Onyx Pharmaceuticals Inc (b)	2,197,000
347,000	Quanta Services Inc (b)	8,570,900
46,000	Regeneron Pharmaceuticals Inc (b)	7,022,360
106,000	Theravance Inc (a)(b)	2,746,460
72,000	TreeHouse Foods Inc (b)	3,780,000
83,000	Universal Health Services Inc Class B	3,795,590
99,000	Valeant Pharmaceuticals International Inc (b)	5,471,730
110,000	Vantiv Inc Class A(b)	2,370,500
104,000	Verisk Analytics Inc Class A (b)	4,951,440
40,000	WellCare Health Plans Inc (b)	2,262,000
28,000	Whole Foods Market Inc	2,727,200

		170,398,966

Energy — 6.03%
177,000	CONSOL Energy Inc	5,318,850
125,000	EQT Corp	7,375,000
5,000	FMC Technologies Inc (b)	231,500
167,000	Halcon Resources Corp (b)	1,224,110
53,000	Laredo Petroleum Holdings Inc (a)(b)	1,164,940
37,000	Pioneer Natural Resources Co	3,862,800
116,000	Range Resources Corp	8,104,920
123,000	SM Energy Co	6,655,530
170,000	Southwestern Energy Co (b)	5,912,600

		39,850,250

Financial — 6.52%
149,000	Air Lease Corp (b)	3,039,600
111,000	BankUnited Inc	2,731,710
140,000	CBOE Holdings Inc	4,118,800
213,000	Charles Schwab Corp	2,724,270
135,000	HCC Insurance Holdings Inc	4,575,150
24,000	IntercontinentalExchange Inc (b)	3,201,840
40,000	Jones Lang LaSalle Inc	3,054,000
188,000	Progressive Corp	3,899,120
291,000	TCF Financial Corp	3,474,540

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

Financial — (continued)
298,000	TD Ameritrade Holding Corp	$4,580,260
109,000	Willis Group Holdings PLC	4,024,280
99,000	WR Berkley Corp	3,711,510

		43,135,080

Industrial — 16.74%
50,000	Acuity Brands Inc	3,164,500
38,700	Agilent Technologies Inc	1,488,015
352,000	AMETEK Inc	12,478,400
274,000	Babcock & Wilcox Co (b)	6,978,780
41,000	Ball Corp	1,734,710
35,000	Clean Harbors Inc (b)	1,709,750
38,000	Colfax Corp (b)	1,393,460
128,000	Gardner Denver Inc	7,732,480
188,000	Gentex Corp	3,197,880
160,000	IDEX Corp	6,683,200
72,000	JB Hunt Transport Services Inc	3,746,880
57,000	Kansas City Southern	4,319,460
435,000	McDermott International Inc (b)	5,315,700
8,000	Mettler-Toledo International Inc (b)	1,365,920
137,000	Pall Corp	8,698,130
48,000	Rexnord Corp (a)(b)	874,560
40,000	Rockwell Collins Inc	2,145,600
118,000	Roper Industries Inc	12,967,020
116,000	Spirit Aerosystems Holdings Inc Class A (b)	2,576,360
359,000	Textron Inc	9,395,030
161,000	Trimble Navigation Ltd (b)	7,673,260
173,000	UTi Worldwide Inc	2,330,310
90,000	Waste Connections Inc	2,722,500

		110,691,905

Technology — 14.87%
80,000	Akamai Technologies Inc (b)	3,060,800
109,000	Altera Corp	3,704,365
65,000	Ariba Inc (b)	2,912,000
631,000	Atmel Corp (b)	3,319,060
72,000	Avago Technologies Ltd	2,510,280
70,000	Concur Technologies Inc (a)(b)	5,161,100
86,000	Cree Inc (a)(b)	2,195,580
16,184	Dropbox Inc (b)(d)(e)	146,450
111,000	Fiserv Inc (b)	8,217,330
113,000	IHS Inc Class A (b)	11,000,550
71,000	Informatica Corp (b)	2,471,510
109,000	Intersil Corp Class A	953,750
292,000	Marvell Technology Group Ltd	2,671,800
108,000	Microchip Technology Inc (a)	3,535,920
103,000	MICROS Systems Inc (b)	5,059,360
222,000	MSCI Inc Class A (b)	7,945,380
333,000	Nuance Communications Inc (b)	8,288,370
276,000	NVIDIA Corp (b)	3,681,840
129,000	Red Hat Inc (b)	7,345,260
59,000	SanDisk Corp (b)	2,562,370
44,000	ServiceNow Inc (a)(b)	1,701,920
106,000	Silicon Laboratories Inc (b)	3,896,560

Shares		Value

Technology — (continued)
180,000	Xilinx Inc	$6,013,800

		98,355,355

Utilities — 1.36%
521,000	Calpine Corp (b)	9,013,300

TOTAL COMMON STOCK — 93.48% (Cost $503,930,331)		$618,269,254

PREFERRED STOCK
Consumer, Cyclical — 0.24%
221,560	Coupon.com Series B (b)(d)(e)	1,106,692
254,930	Living Social Series E (b)(d)(e)	493,443

		1,600,135

Technology — 0.25%
20,098	Dropbox Inc Series A (b)(d)(e)	181,869
98,726	Dropbox Inc Series A-1 (b)(d)(e)	893,381
25,452	Workday Inc Series F (b)(d)(e)	550,596

		1,625,846

TOTAL PREFERRED STOCK — 0.49% (Cost $4,072,061)		$3,225,981

Principal Amount

SECURITIES LENDING COLLATERAL
$ 9,998,465	Undivided interest of 16.49% in a repurchase agreement (principal amount/value $60,600,000 with a maturity value of $60,601,061) with Goldman Sachs & Co., 0.21%, dated 9/28/12, to be repurchased at $9,998,465 on 10/1/12, collateralized by various U.S. Government Agency Securities, 2.50% - 5.30%, 7/1/13 - 9/1/42, with a value of $61,812,001.	$9,998,465
7,998,772	Undivided interest of 15.72% in a repurchase agreement (principal amount/value $50,900,000 with a maturity value of $50,901,018) with HSBC Securities (USA) Inc, 0.24%, dated 9/28/12, to be repurchased at $7,998,772 on 10/1/12, collateralized by Federal National Mortgage Association, 3.50% - 6.00%, 12/1/26 - 3/1/42, with a value of $51,918,295.	7,998,772

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 6,889,923	Undivided interest of 31.58% in a repurchase agreement (principal amount/value $21,824,269 with a maturity value of $21,824,687) with RBC Capital Markets Corp, 0.23%, dated 9/28/12, to be repurchased at $6,889,923 on 10/1/12, collateralized by various U.S. Government Agency Securities, 1.94% - 8.00%, 1/1/13 - 10/1/42, with a value of $22,260,754.	$6,889,923
9,998,465	Undivided interest of 16.19% in a repurchase agreement (principal amount/value $61,800,000 with a maturity value of $61,801,030) with Merrill Lynch, Pierce, Fenner & Smith, 0.20%, dated 9/28/12, to be repurchased at $9,998,465 on 10/1/12, collateralized by Government National Mortgage Association, 3.50% - 4.50%, 5/20/41 - 9/20/41, with a value of $63,036,000.	9,998,465

TOTAL SECURITIES LENDING COLLATERAL — 5.27% (Cost $34,885,625)		$34,885,625

Principal Amount		Value

SHORT TERM INVESTMENTS
$ 8,199,995	Federal Farm Credit Banks Funding Corp
	0.01%, 10/01/2012	$8,199,995
	Federal Home Loan Bank
7,499,975	0.04%, 10/02/2012	7,499,975
5,699,999	0.00%, 10/03/2012 (f)	5,699,999
11,499,959	0.01%, 10/12/2012	11,499,959
6,490,964	0.05%, 10/03/2012	6,490,964

TOTAL SHORT TERM INVESTMENTS — 5.96% (Cost $39,390,892)		$39,390,892

TOTAL INVESTMENTS — 105.20% (Cost $582,278,909)		$695,771,752

OTHER ASSETS & LIABILITIES, NET — (5.20)%		$(34,372,028)

TOTAL NET ASSETS — 100.00%		$661,399,724

(a)	A portion or all of the security is on loan at September 28, 2012.
(b)	Non-income producing security.
(c)	Restricted security; at September 28, 2012, the aggregate cost and market value of restricted securities was $956,800 and $1,082,474, respectively, representing 0.16% of net assets.
(d)	Domestic security is fair valued at September 28, 2012.
(e)	Illiquid security; at September 28, 2012, the aggregate cost and market value of illiquid securities was $4,218,511 and $3,372,431, respectively, representing 0.51% of net assets.
(f)	The security’s yield to maturity was less than 0.01%.
ADR	American Depositary Receipt

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (the Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds changed its name from Maxim Series Fund, Inc on September 24, 2012 and presently consists of sixty-three funds. Interests in the Great-West T. Rowe Price Mid Cap Growth Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of the Great-West Funds. Effective September 24, 2012, the Maxim T. Rowe Price MidCap Growth Portfolio’s name changed to Great-West T. Rowe Price Mid Cap Growth Fund. The investment objective of the Fund is to seek long-term capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of the Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Great-West Funds.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

September 28, 2012

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Securities Lending Collateral	Matures next business day and therefore priced at par.

Short Term Investments

Amortized cost, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of September 28, 2012, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:
Domestic Common Stock	$568,123,210	$—	$—	$568,123,210
Foreign Common Stock	49,999,594	—	146,450	50,146,044
Preferred Stock	—	—	3,225,981	3,225,981
Securities Lending Collateral	—	34,885,625	—	34,885,625
Short Term Investments	—	39,390,892	—	39,390,892

Total Investments(a)	$618,122,804	$74,276,517	$3,372,431	$695,771,752

(a) Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and

September 28, 2012

liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Fund to be subject to larger short-term declines in value.

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Restricted and Illiquid Securities

The Fund may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board-approved guidelines established in the Great-West Funds’ Policy and Procedures regarding Liquidity.

The Fund may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of the Great-West Funds, may invest in repurchase agreement transactions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Foreign Currency Translations

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

September 28, 2012

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Fund’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Fund intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and State tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Fund’s State tax returns may remain open for an additional year depending on the jurisdiction.

Application of Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Fund’s financial position or the results of its operations.

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Fund’s financial position or the results of its operations.

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund will adopt ASU No. 2011-11 for its

September 28, 2012

fiscal year beginning January 1, 2013. At this time, the Fund is evaluating the impact, if any, of ASU No. 2011-11 on the financial statements and related disclosures.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 28, 2012, the U.S. Federal income tax cost basis was $584,737,441. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $140,429,180 and gross depreciation of securities in which there was an excess of tax cost over value of $29,394,869 resulting in net appreciation of $111,034,311.

3. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. As of September 28, 2012 the Fund had securities on loan valued at $33,864,716 and received collateral of $34,885,625 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Funds and in the event of a default by the counterparty, all Funds would share ratably in the collateral.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Principal Amount		Value

BONDS AND NOTES
Foreign Government Obligations — 73.90%
$ 1,080,000	Australia Government Bond AUD, 6.50%, 05/15/2013	$1,144,999
	Bank Negara Malaysia Monetary Notes
45,000	MYR, 2.89%, 01/22/2013	14,589
435,000	MYR, 2.93%, 05/02/2013	139,885
2,205,000	MYR, 2.92%, 05/23/2013	707,928
	Brazil Notas do Tesouro Nacional Serie B
284,000	BRL, 6.00%, 05/15/2015	3,373,339
424	BRL, 6.00%, 08/15/2016	507,062
400	BRL, 6.00%, 08/15/2018	490,024
100,000	BRL, 6.00%, 05/15/2045	1,392,309
	Brazil Notas do Tesouro Nacional Serie F
920,000	BRL, 10.00%, 01/01/2014	4,760,796
140,000	BRL, 10.00%, 01/01/2017	730,205
	Financing of Infrastrucural Projects State Enterprise (a)
100,000	8.38%, 11/03/2017	92,000
200,000	7.40%, 04/20/2018	176,000
	Hungary Government Bond
27,100,000	HUF, 6.75%, 02/12/2013	121,938
22,100,000	HUF, 7.50%, 10/24/2013	100,589
53,900,000	HUF, 5.50%, 02/12/2014	239,958
153,200,000	HUF, 6.75%, 08/22/2014	694,460
24,500,000	HUF, 8.00%, 02/12/2015	113,455
4,000,000	HUF, 7.75%, 08/24/2015	18,430
39,000,000	HUF, 5.50%, 02/12/2016	169,511
34,500,000	HUF, 6.75%, 02/24/2017	154,936
153,680,000	HUF, 6.75%, 11/24/2017	689,052
34,200,000	HUF, 6.50%, 06/24/2019	149,673
2,500,000	HUF, 7.50%, 11/12/2020	11,411
22,200,000	HUF, 7.00%, 06/24/2022	98,122
	Hungary Government International Bond
40,000	EUR, 4.38%, 07/04/2017	48,500
910,000	EUR, 5.75%, 06/11/2018	1,155,515
1,195,000	6.25%, 01/29/2020	1,296,432
1,100,000	EUR, 3.88%, 02/24/2020	1,240,960
1,310,000	6.38%, 03/29/2021	1,426,328
710,000	Iceland Government International Bond (a) 5.88%, 05/11/2022	773,900
	Indonesia Treasury Bond
23,750,000,000	IDR, 10.75%, 05/15/2016	2,899,261
10,000,000,000	IDR, 11.50%, 09/15/2019	1,378,255
25,300,000,000	IDR, 11.00%, 11/15/2020	3,496,630
3,510,000,000	IDR, 12.90%, 06/15/2022	547,626
2,400,000,000	IDR, 12.00%, 09/15/2026	380,016
42,000,000	Inter-American Development Bank MXP, 7.50%, 12/05/2024	3,725,974
	Ireland Government Bond
615,000	EUR, 4.60%, 04/18/2016	824,700
1,828,000	EUR, 5.50%, 10/18/2017	2,527,241
717,000	EUR, 4.50%, 10/18/2018	916,479
1,769,000	EUR, 4.40%, 06/18/2019	2,210,784
3,445,000	EUR, 5.90%, 10/18/2019	4,662,937
1,609,000	EUR, 4.50%, 04/18/2020	1,989,074

Principal Amount		Value

Foreign Government Obligations — (continued)
$ 4,305,000	EUR, 5.00%, 10/18/2020	$5,486,776
2,106,000	EUR, 5.40%, 03/13/2025	2,688,072
	Israel Government Bond - Fixed
3,872,000	ILS, 5.00%, 03/31/2013	1,026,208
9,442,000	ILS, 3.50%, 09/30/2013	2,440,991
	Korea Monetary Stabilization Bond
110,180,000	KRW, 0.00%, 12/18/2012 (b)	99,210
44,080,000	KRW, 3.83%, 04/02/2013	39,856
441,000,000	KRW, 3.38%, 05/09/2013	398,056
140,520,000	KRW, 3.76%, 06/02/2013	127,203
302,220,000	KRW, 3.28%, 06/09/2013	272,746
5,232,220,000	KRW, 3.90%, 08/02/2013	4,749,275
421,310,000	KRW, 3.59%, 10/02/2013	381,895
211,550,000	KRW, 3.48%, 12/02/2013	191,757
290,870,000	KRW, 3.47%, 02/02/2014	263,900
427,490,000	KRW, 3.59%, 04/02/2014	388,875
506,810,000	KRW, 3.28%, 06/02/2014	459,299
	Korea Treasury Bond
1,554,000,000	KRW, 4.25%, 12/10/2012	1,401,803
673,720,000	KRW, 5.25%, 03/10/2013	612,504
12,188,630,000	KRW, 3.75%, 06/10/2013	11,035,125
12,932,270,000	KRW, 3.00%, 12/10/2013	11,659,995
155,590,000	KRW, 3.50%, 06/10/2014	141,537
	Lithuania Government International Bond
810,000	7.38%, 02/11/2020	1,028,700
730,000	6.13%, 03/09/2021 (a)	870,525
	Malaysia Government Bond
10,748,000	MYR, 3.70%, 02/25/2013	3,526,030
2,915,000	MYR, 3.70%, 05/15/2013	957,778
1,935,000	MYR, 3.21%, 05/31/2013	633,939
2,315,000	MYR, 3.46%, 07/31/2013	760,261
20,000	MYR, 8.00%, 10/30/2013	6,888
5,670,000	MYR, 5.09%, 04/30/2014	1,913,091
665,000	MYR, 3.43%, 08/15/2014	218,953
	Malaysia Treasury Bill
40,000	MYR, 2.89%, 01/25/2013	12,965
100,000	MYR, 2.95%, 03/22/2013	32,261
30,000	MYR, 2.93%, 05/03/2013	9,646
100,000	MYR, 2.92%, 05/31/2013	32,086
	Mexican Bonos
7,410,000	MXP, 9.00%, 12/20/2012	581,216
52,407,000	MXP, 9.00%, 06/20/2013	4,196,249
52,430,000	MXP, 8.00%, 12/19/2013	4,234,151
39,100,000	MXP, 9.50%, 12/18/2014	3,341,751
19,400,000	MXP, 8.00%, 12/17/2015	1,647,327
	Mexican Udibonos
395,400	MXP, 4.50%, 12/18/2014	160,588
1,045,000	MXP, 5.00%, 06/16/2016	452,046
1,048,000	MXP, 3.50%, 12/14/2017	444,483
721,000	MXP, 4.00%, 06/13/2019	321,171
567,000	MXP, 2.50%, 12/10/2020	233,477
	New South Wales Treasury Corp
5,540,000	AUD, 5.50%, 08/01/2013	5,871,605
1,450,000	AUD, 5.50%, 03/01/2017	1,654,825
9,220,000	Peru Government Bond PEN, 7.84%, 08/12/2020	4,396,139
	Philippine Government Bond
3,780,000	PHP, 5.25%, 01/07/2013	91,683
14,640,000	PHP, 8.75%, 03/03/2013	362,392

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Principal Amount		Value

Foreign Government Obligations — (continued)
$ 3,360,000	PHP, 6.25%, 01/27/2014	$85,243
3,200,000	PHP, 7.00%, 01/27/2016	84,914
1,710,000	PHP, 9.13%, 09/04/2016	48,290
	Poland Government Bond
4,346,000	PLN, 3.61%, 10/25/2012	1,352,915
8,341,000	PLN, 3.99%, 01/25/2013	2,570,267
8,355,000	PLN, 5.25%, 04/25/2013	2,622,307
4,500,000	PLN, 4.02%, 07/25/2013	1,359,699
7,955,000	PLN, 5.00%, 10/24/2013	2,506,446
36,515,000	PLN, 4.10%, 01/25/2014	10,810,943
9,935,000	PLN, 5.75%, 04/25/2014	3,179,299
960,000	PLN, 4.08%, 07/25/2014	278,922
1,000,000	PLN, 5.50%, 04/25/2015	322,601
1,110,000	PLN, 6.25%, 10/24/2015	367,442
2,600,000	Poland Government International Bond 6.38%, 07/15/2019	3,211,000
	Queensland Treasury Corp
1,945,000	AUD, 6.00%, 08/14/2013	2,072,378
2,465,000	AUD, 6.00%, 08/21/2013	2,626,492
900,000	Republic of Serbia (a) 7.25%, 09/28/2021	951,750
3,992,800	Russian Foreign Bond - Eurobond (c) 2.85%, 03/31/2030	5,040,910
	Singapore Government Bond
1,070,000	SGD, 1.63%, 04/01/2013	877,571
6,360,000	SGD, 0.25%, 02/01/2014	5,179,948
	Sweden Government Bond
25,470,000	SEK, 5.50%, 10/08/2012	3,880,057
34,460,000	SEK, 1.50%, 08/30/2013	5,284,202
8,240,000	SEK, 6.75%, 05/05/2014	1,374,061
	Ukraine Government International Bond (a)
100,000	7.65%, 06/11/2013	100,650
100,000	EUR, 4.95%, 10/13/2015	118,225
860,000	6.25%, 06/17/2016	826,271
855,000	6.58%, 11/21/2016	822,510
770,000	9.25%, 07/24/2017	808,854
1,480,000	7.75%, 09/23/2020	1,463,291
3,280,000	7.95%, 02/23/2021	3,267,438
510,000	Venezuela Government International Bond 10.75%,09/19/2013	522,750
1,505,000	Vietnam Government International Bond (a) 6.75%, 01/29/2020	1,670,550

		195,136,788

Municipal Bonds and Notes — 0.55%
140,000	County of Bexar, Texas 5.25%, 08/15/2047	157,787
	State of California
130,000	6.65%, 03/01/2022	156,231
50,000	7.55%, 04/01/2039	67,826

Principal Amount		Value

Municipal Bonds and Notes — (continued)
$ 790,000	7.63%, 03/01/2040	$1,074,842

		1,456,686

TOTAL BONDS AND NOTES — 74.45% (Cost $177,272,698)		$196,593,474

SHORT TERM INVESTMENTS
8,495,000	Federal Home Loan Bank 0.00%, 10/01/2012 (d)	8,495,000

	Bank Negara Malaysia Monetary Notes
440,000	MYR, 2.89%, 07/11/2013	140,756
1,335,000	MYR, 2.88%, 07/25/2013	426,624
50,000	MYR, 2.95%, 03/07/2013	16,150
910,000	MYR, 2.37%, 08/06/2013	291,782
385,000	MYR, 2.95%, 03/12/2013	124,305
230,000	MYR, 2.91%, 03/14/2013	74,261
1,130,000	MYR, 2.87%, 08/15/2013	360,549
490,000	MYR, 2.90%, 08/27/2013	156,163
1,000,000	MYR, 2.87%, 09/05/2013	318,564
2,320,000	MYR, 2.87%, 09/17/2013	738,366
1,320,000	MYR, 3.05%, 09/26/2013	419,049
2,750,000	MYR, 2.30%, 10/18/2012	898,587
2,182,000	MYR, 2.87%, 01/10/2013	708,107
4,230,000	MYR, 2.88%, 01/17/2013	1,371,927
170,000	MYR, 2.50%, 10/25/2012	55,516
110,000	MYR, 2.53%, 11/01/2012	35,904
7,571,000	MYR, 2.85%, 12/20/2012	2,461,067
7,280,000	MYR, 2.89%, 02/19/2013	2,354,919
9,910,000	MYR, 2.90%, 02/26/2013	3,203,830
7,970,000	MYR, 2.74%, 11/22/2012	2,596,848
70,000	MYR, 1.68%, 10/09/2012	22,890
1,780,000	MYR, 2.88%, 01/15/2013	577,408
50,000	MYR, 2.22%, 10/16/2012	16,341
70,000	MYR, 2.46%, 10/23/2012	22,863
120,000	MYR, 2.80%, 12/04/2012	39,060
600,000	MYR, 2.82%, 12/11/2012	195,186
50,000	MYR, 2.82%, 12/27/2012	16,246
760,000	MYR, 2.90%, 06/11/2013	243,670
1,070,000	MYR, 2.90%, 06/18/2013	342,881
995,000	MYR, 2.90%, 06/20/2013	318,799
11,700,000	Hungary Treasury Bills HUF, 6.54%, 07/24/2013	50,017
	Philippine Treasury Bill
690,000	PHP, 1.49%, 07/24/2013	16,341
2,880,000	PHP, 0.75%, 02/20/2013	68,835
5,200,000	PHP, 2.19%, 09/04/2013	122,140
8,420,000	PHP, 1.30%, 03/06/2013	200,711
	Sweden Treasury Bill
3,290,000	SEK, 0.93%, 12/19/2012	499,811
7,820,000	SEK, 0.88%, 03/20/2013	1,185,512

TOTAL SHORT TERM INVESTMENTS — 11.05% (Cost $29,036,752)		$29,186,985

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

TOTAL INVESTMENTS — 85.50% (Cost $206,309,450)	$225,780,459

OTHER ASSETS & LIABILITIES, NET — 14.50%	$38,291,398

TOTAL NET ASSETS — 100.00%	$ 264,071,857

(a)	Restricted security; at September 28, 2012, the aggregate cost and market value of restricted securities was $11,078,292 and $11,941,964, respectively, representing 4.52% of net assets.
(b)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(c)

Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at September 28, 2012. Maturity date disclosed represents final maturity date.

(d)	The security’s yield to maturity was less than 0.01%.

At September 28, 2012, the Fund held the following forward foreign currency contracts:

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

BB	CLP	118,300,000	USD	238,652	February 2013	$ 5,670
BB	CLP	309,000,000	USD	620,652	March 2013	16,148
CIT	CLP	205,770,000	USD	413,110	February 2013	11,178
CIT	CLP	137,620,000	USD	260,521	May 2013	20,248
DB	CLP	119,850,000	USD	235,879	April 2013	10,076
DB	CLP	196,499,000	USD	372,192	June 2013	28,578
DB	CLP	808,940,000	USD	1,615,632	February 2013	53,207
DB	CLP	1,002,960,000	USD	1,994,514	March 2013	69,409
DB	CLP	940,970,000	USD	1,850,951	January 2013	96,871
JPM	CLP	109,000,000	USD	218,437	March 2013	5,591
JPM	CLP	60,820,000	USD	119,901	January 2013	5,944
JPM	CLP	356,400,000	USD	715,431	February 2013	19,667
MS	CLP	47,000,000	USD	91,887	March 2013	4,843
MS	CLP	233,400,000	USD	443,305	January 2013	40,670
MS	CLP	916,570,000	USD	1,838,528	February 2013	53,760
MS	CLP	594,930,000	USD	1,142,813	May 2013	72,280
DB	INR	65,465,000	USD	1,245,980	October 2012	(11,776)
DB	INR	52,965,000	USD	964,878	April 2013	7,746
DB	INR	58,455,000	USD	1,048,422	December 2012	46,391
HSB	INR	64,100,000	USD	1,246,523	February 2013	(56,509)
HSB	INR	42,468,000	USD	824,622	October 2012	(24,575)
HSB	INR	37,823,000	USD	675,746	December 2012	32,859
JPM	INR	10,300,000	USD	198,731	February 2013	(7,485)
JPM	INR	8,994,000	USD	163,475	December 2012	4,719
JPM	INR	58,459,000	USD	1,063,632	April 2013	9,280
JPM	INR	22,077,000	USD	391,189	October 2012	25,980
JPM	KRW	9,272,549,000	USD	8,148,826	February 2013	127,618
HSB	MXP	25,646,790	USD	1,912,270	March 2013	48,613
DB	MYR	120,000	USD	37,377	July 2013	1,192
DB	MYR	2,083,735	USD	655,759	October 2012	24,158
HSB	MYR	692,000	USD	224,632	February 2013	(771)
HSB	MYR	1,300,000	USD	412,738	August 2013	4,781
HSB	MYR	2,850,000	USD	889,402	November 2012	36,836
JPM	MYR	70,000	USD	21,664	July 2013	830
JPM	MYR	2,220,463	USD	712,720	April 2013	3,527
JPM	MYR	1,886,213	USD	584,220	December 2012	27,988
JPM	MYR	4,135,000	USD	1,276,905	June 2013	53,449
BB	NOK	5,165,000	EUR	689,669	August 2013	(16,718)
BB	NOK	30,878,000	EUR	3,942,515	October 2012	231,782
UBS	NOK	5,165,000	EUR	692,452	August 2013	(17,399)
UBS	NOK	4,837,700	EUR	613,843	November 2012	39,052
DB	PHP	13,202,000	USD	315,822	September 2013	(440)

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

DB	PHP	6,900,000	USD	159,574	November 2012	5,619
DB	PHP	19,856,000	USD	459,011	January 2013	16,189
DB	PHP	35,700,000	USD	829,577	February 2013	24,763
DB	PHP	84,435,000	USD	1,937,949	October 2012	85,139
HSB	PHP	10,000,000	USD	238,447	September 2013	436
HSB	PHP	12,322,000	USD	284,218	January 2013	10,680
HSB	PHP	42,300,000	USD	983,190	February 2013	29,086
HSB	PHP	77,670,000	USD	1,773,513	October 2012	87,556
JPM	PHP	13,900,000	USD	323,557	February 2013	9,076
JPM	PHP	13,398,000	USD	306,254	January 2013	14,413
JPM	PHP	48,801,000	USD	1,123,412	October 2012	45,586
MS	PHP	2,260,000	USD	52,315	October 2012	1,795
DB	PLN	12,790,000	EUR	3,017,150	August 2013	(180,039)
MS	PLN	1,341,000	EUR	297,934	May 2013	12,214
BB	SEK	617,000	EUR	68,540	June 2013	3,932
DB	SEK	10,665,890	EUR	1,169,012	June 2013	87,968
DB	SEK	14,090,000	EUR	1,509,697	October 2012	186,689
DB	SEK	50,522,868	EUR	5,496,455	December 2012	490,209
MS	SEK	556,700	EUR	62,424	December 2012	3,613
MS	SEK	16,368,194	EUR	1,888,421	July 2013	3,722
MS	SEK	1,917,400	EUR	210,310	June 2013	14,275
UBS	SEK	13,000,000	EUR	1,534,014	August 2013	(54,320)
UBS	SEK	13,522,280	EUR	1,552,438	July 2013	11,065
UBS	SEK	9,747,000	EUR	1,088,515	June 2013	44,095
BB	SGD	2,236,051	USD	1,802,561	February 2013	19,478
DB	SGD	1,583,700	USD	1,256,907	March 2013	33,674
DB	SGD	2,921,550	USD	2,345,993	August 2013	35,437
DB	SGD	3,201,500	USD	2,566,901	February 2013	41,833
HSB	SGD	698,000	USD	560,622	August 2013	8,337
HSB	SGD	1,593,300	USD	1,283,502	February 2013	14,784
HSB	SGD	1,528,000	USD	1,212,996	March 2013	32,194
JPM	SGD	550,000	USD	450,524	March 2013	(2,322)
JPM	SGD	542,000	USD	443,100	September 2013	(1,276)
JPM	SGD	2,636,600	USD	2,113,507	July 2013	35,597
MS	SGD	2,113,440	USD	1,698,907	August 2013	23,770
BB	USD	1,807,632	EUR	1,455,583	August 2013	(69,660)
BB	USD	646,126	EUR	525,000	July 2013	(30,752)
BB	USD	1,964,197	JPY	154,714,000	August 2013	(27,401)
BB	USD	784,508	EUR	628,321	June 2013	(25,222)
BB	USD	215,448	JPY	17,921,410	March 2013	(14,718)
BB	USD	1,412,871	EUR	1,105,041	May 2013	(10,963)
BB	USD	152,190	JPY	12,300,000	April 2013	(5,847)
BB	USD	1,096,065	JPY	85,800,000	February 2013	(5,522)
BB	USD	1,227,413	EUR	947,679	September 2013	4,720
BB	USD	339,041	EUR	255,924	April 2013	9,396
BB	USD	625,728	EUR	472,920	March 2013	16,865
BB	USD	490,199	EUR	364,000	December 2012	22,019
BB	USD	3,029,495	EUR	2,333,135	February 2013	26,601
BB	USD	1,977,132	JPY	151,970,000	January 2013	26,847
BB	USD	678,904	EUR	489,881	October 2012	49,167
BB	USD	3,496,318	JPY	267,285,000	November 2012	68,788
BB	USD	4,873,730	EUR	3,570,367	November 2012	282,947
CIT	USD	2,055,731	JPY	163,191,000	May 2013	(41,661)
CIT	USD	324,248	JPY	26,945,000	March 2013	(21,784)
CIT	USD	1,238,734	JPY	97,662,000	August 2013	(18,390)
CIT	USD	152,141	JPY	12,300,000	April 2013	(5,896)
CIT	USD	174,854	EUR	140,049	August 2013	(5,752)
CIT	USD	344,983	JPY	27,274,000	June 2013	(5,735)
CIT	USD	490,014	JPY	37,956,958	November 2012	3,312
CIT	USD	186,525	JPY	14,230,000	January 2013	3,933

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

CIT	USD	739,465	EUR	565,207	May 2013	11,287
CIT	USD	890,694	EUR	681,000	February 2013	14,211
CIT	USD	2,725,116	EUR	2,104,547	January 2013	16,808
CIT	USD	235,303	EUR	169,019	October 2012	18,028
CIT	USD	2,353,527	EUR	1,789,412	March 2013	49,758
DB	USD	5,903,111	EUR	4,725,700	June 2013	(186,932)
DB	USD	1,172,164	EUR	945,000	July 2013	(46,364)
DB	USD	742,637	EUR	594,845	August 2013	(24,523)
DB	USD	2,360,083	JPY	184,977,000	August 2013	(21,025)
DB	USD	919,722	JPY	72,750,000	May 2013	(15,313)
DB	USD	2,551,353	EUR	1,976,700	September 2013	997
DB	USD	145,123	JPY	11,207,270	February 2013	1,254
DB	USD	1,305,696	EUR	1,005,000	May 2013	10,892
DB	USD	915,928	JPY	69,943,000	November 2012	19,028
DB	USD	2,046,614	JPY	156,893,441	January 2013	33,247
DB	USD	2,518,208	EUR	1,912,771	December 2012	57,841
DB	USD	1,177,711	EUR	866,669	November 2012	63,443
DB	USD	2,919,269	EUR	2,217,133	March 2013	64,786
DB	USD	2,842,135	EUR	2,151,263	April 2013	71,426
DB	USD	5,714,769	EUR	4,383,018	January 2013	74,320
DB	USD	3,571,683	EUR	2,702,000	February 2013	93,924
DB	USD	4,392,064	EUR	3,212,989	October 2012	262,368
GS	USD	693,986	EUR	560,000	August 2013	(28,226)
HSB	USD	3,993,947	JPY	314,252,000	August 2013	(51,390)
HSB	USD	882,231	EUR	713,000	August 2013	(37,187)
HSB	USD	582,810	JPY	46,600,000	March 2013	(15,503)
HSB	USD	167,242	EUR	130,000	September 2013	(498)
HSB	USD	1,206,759	JPY	93,958,000	February 2013	564
HSB	USD	222,531	EUR	169,000	March 2013	4,954
HSB	USD	239,107	JPY	18,251,000	November 2012	5,063
HSB	USD	331,371	EUR	246,482	December 2012	14,364
HSB	USD	1,060,136	EUR	810,000	February 2013	17,624
HSB	USD	1,881,676	JPY	144,999,132	January 2013	20,811
HSB	USD	2,010,160	EUR	1,522,934	April 2013	48,722
HSB	USD	1,944,574	EUR	1,416,000	October 2012	124,503
JPM	USD	1,930,199	EUR	1,550,435	August 2013	(69,403)
JPM	USD	886,502	EUR	714,000	July 2013	(34,185)
JPM	USD	2,404,995	JPY	189,015,000	August 2013	(28,285)
JPM	USD	583,229	JPY	46,600,000	March 2013	(15,083)
JPM	USD	981,405	JPY	77,230,000	February 2013	(10,095)
JPM	USD	61,920	EUR	48,000	September 2013	(5)
JPM	USD	181,218	JPY	14,034,000	September 2013	460
JPM	USD	457,117	JPY	34,926,000	November 2012	9,239
JPM	USD	724,570	EUR	549,000	February 2013	17,896
JPM	USD	1,317,791	EUR	1,003,563	April 2013	25,275
MS	USD	458,967	JPY	38,040,000	March 2013	(29,548)
MS	USD	150,980	EUR	123,000	November 2012	(7,170)
MS	USD	364,497	JPY	28,500,000	November 2012	(961)
MS	USD	759,091	EUR	579,000	March 2013	13,637
MS	USD	1,209,372	JPY	92,549,000	February 2013	21,352
UBS	USD	2,190,915	EUR	1,762,692	August 2013	(82,433)
UBS	USD	1,674,977	JPY	131,995,000	August 2013	(24,175)
UBS	USD	648,804	JPY	52,000,000	March 2013	(18,865)
UBS	USD	687,667	JPY	54,379,000	May 2013	(11,250)
UBS	USD	310,534	EUR	240,017	September 2013	875
UBS	USD	550,649	EUR	420,000	April 2013	9,727
UBS	USD	856,824	JPY	65,703,500	November 2012	14,289
UBS	USD	1,553,250	JPY	119,640,000	January 2013	17,846

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation

UBS	USD	9,701,665	EUR	7,382,000	February 2013	200,926

					Net Appreciation	$3,199,153

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
EUR	Euro Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXP	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Nuevos Soles
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Counterparty Abbreviations:
BB	Barclays Bank PLC
CIT	Citigroup Global Markets
DB	Deutsche Bank
GS	Goldman Sachs
HSB	HSBC Bank USA, N.A.
JPM	JP Morgan Chase & Co.
MS	Morgan Stanley
UBS	UBS AG

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Summary of Investments by Country as of September 28, 2012.

Country	Value	Percentage of Fund Investments

	$1,776,945	0.79%
Australia	13,370,299	5.92
Brazil	11,253,735	4.98
Hungary	7,779,287	3.45
Iceland	773,900	0.34
Indonesia	8,701,788	3.85
Ireland	21,306,063	9.44
Israel	3,467,199	1.54
Lithuania	1,899,225	0.84
Malaysia	27,514,918	12.19
Mexico	15,612,459	6.92
Peru	4,396,139	1.95
Philippines	1,064,208	0.47
Poland	28,581,841	12.66
Russia	5,040,910	2.23
Singapore	6,057,519	2.68
South Korea	32,223,036	14.27
Sweden	12,223,643	5.41
Ukraine	6,866,385	3.04
United States	13,677,660	6.06
Venezuela	522,750	0.23
Vietnam	1,670,550	0.74

Total	$225,780,459	100.00%

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (the Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West Templeton Global Bond Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of the Great-West Funds. Effective May 1, 2011, Maxim Global Bond Portfolio’s name changed to Maxim Templeton Global Bond Portfolio, which subsequently changed to Great-West Templeton Global Bond Fund on September 24, 2012. The investment objective of the Fund is to seek current income with capital appreciation and growth of income. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of the Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Great-West Funds.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

September 28, 2012

Class	Inputs

Fixed Income Investments:
Government and Government Agency Obligations (Domestic and Foreign)

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Municipal Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields and material event notices.

Short Term Investments

Amortized cost, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Derivative Investments:
Forward Foreign Currency Contracts	Reported trades, swap curves, currency volatility, net present value of cash flows.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of September 28, 2012, 100% of the Fund’s investments are valued using Level 2 inputs. A breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments. The Fund recognizes transfers between the levels as of the beginning of the reporting period.

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

September 28, 2012

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

The Fund may hold bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may be less liquid than the market for higher grade bonds.

Restricted Securities

The Fund may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board-approved guidelines established in the Great-West Funds’ Policy and Procedures regarding Liquidity.

Foreign Currency Translations

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Forward Foreign Currency Transactions

A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. Upon closing of such contract there is a gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

September 28, 2012

Federal Income Taxes

The Fund’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Fund intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and State tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Fund’s State tax returns may remain open for an additional year depending on the jurisdiction.

Application of Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Fund’s financial position or the results of its operations.

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Fund’s financial position or the results of its operations.

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund will adopt ASU No. 2011-11 for its fiscal year beginning January 1, 2013. At this time, the Fund is evaluating the impact, if any, of ASU No. 2011-11 on the financial statements and related disclosures.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 28, 2012, the U.S. Federal income tax cost basis was $206,309,450. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $21,685,220 and gross depreciation of securities in which there was an excess of tax cost over value of $2,214,211 resulting in net appreciation of $19,471,009.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund captures potential returns from changes in international exchange rates or reduces the risk of undesired currency exposure by entering into forward foreign currency contracts. The Fund uses forward foreign currency contracts when it is determined that it is more cost or tax efficient to use derivative instruments rather than investing directly in the underlying bond or currency market.

The Fund held an average notional value of $211,573,300 on forward foreign currency contracts for the reporting period.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Principal Amount			Value

BONDS AND NOTES
Asset-Backed Securities — 2.77%
$ 1,500,000	ACE Securities Corp Series 2007-D1, Class A2 (a)(b) 6.34%, 02/25/2038	$	863,909
2,000,000	Avis Budget Rental Car Funding AESOP LLC Series 2012-1A, Class A (a) 2.05%, 08/20/2016		2,056,536
1,496,115	Citicorp Residential Mortgage Securities Inc Series 2006-2, Class A6 (b) 5.67%, 09/25/2036		1,438,942
3,000,000	Cronos Containers Program Ltd Series 2012-2A, Class A (a) 3.81%, 09/18/2027		3,039,000
152,794	Federal Home Loan Mortgage Corp Series T-34, Class A1V (c) 0.46%, 07/25/2031		157,610
2,700,000	HSBC Home Equity Loan Trust USA 2007-2 Series 2007-2, Class A3F (b) 3.54%, 07/20/2036		2,791,454
668,673	Residential Funding Mortgage Securities II Home Loan Trust Series 2006-HI5, Class A3 5.50%, 08/25/2025		665,778

			11,013,229

Basic Materials — 0.17%
602,500	Xstrata Finance Canada Ltd (a) 5.80%, 11/15/2016		680,724

Communications — 0.29%
750,000	Crown Castle Towers LLC (a) 6.11%, 01/15/2020		903,288
250,000	Pearson Funding Two PLC (a) 4.00%, 05/17/2016		269,546

			1,172,834

Consumer, Cyclical — 1.37%
500,000	Cintas Corp No 2 2.85%, 06/01/2016		522,824
1,273,628	CVS Pass-Through Trust 6.04%, 12/10/2028		1,478,912
1,274,076	UAL 2009-1 Pass Through Trust 10.40%, 11/01/2016		1,468,372
837,199	UAL 2009-2A Pass Through Trust 9.75%, 01/15/2017		958,593
1,000,000	Whirlpool Corp 5.50%, 03/01/2013		1,017,107

			5,445,808

Principal Amount			Value

Consumer, Non-cyclical — 0.27%
$ 1,000,000	Moody’s Corp 4.50%, 09/01/2022	$	1,060,215

Energy — 0.71%
500,000	Gulfstream Natural Gas System LLC (a) 6.95%, 06/01/2016		586,705
417,055	Kern River Funding Corp (a) 4.89%, 04/30/2018		455,971
250,000	Panhandle Eastern Pipe Line Co LP 6.20%, 11/01/2017		298,959
250,000	Sunoco Logistics Partners Operations LP 8.75%, 02/15/2014		272,771
500,000	Transocean Inc 4.95%, 11/15/2015		547,391
500,000	Weatherford International Ltd/Bermuda 9.63%, 03/01/2019		650,812

			2,812,609

Financial — 6.08%
2,800,000	Bank of America Corp 3.70%, 09/01/2015		2,957,710
2,800,000	Barclays Bank PLC 5.00%, 09/22/2016		3,109,717
1,145,806	BGS CTL (a)(d) 6.36%, 06/15/2033		1,319,924
500,000	Duke Realty LP 6.75%, 03/15/2020		600,768
1,000,000	Ford Motor Credit Co LLC 7.00%, 04/15/2015		1,120,000
2,800,000	Goldman Sachs Group Inc 5.13%, 01/15/2015		3,010,672
800,000	International Lease Finance Corp (a) 6.75%, 09/01/2016		899,000
2,400,000	Kerry Group Financial Services (a) 4.99%, 04/30/2013		2,420,400
2,800,000	Morgan Stanley 6.00%, 05/13/2014		2,967,896
2,800,000	Nomura Holdings Inc 4.13%, 01/19/2016		2,894,080
1,000,000	Prudential Covered Trust 2012-1 (a) 3.00%, 09/30/2015		1,038,923
1,500,000	SunAmerica Financial Group Inc 7.50%, 07/15/2025		1,824,375

			24,163,465

Industrial — 0.20%
250,000	Brambles USA Inc (a) 5.35%, 04/01/2020		281,362

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Principal Amount			Value

Industrial — (continued)
$ 444,010	Federal Express Corp 1998 Pass Through Trust 6.85%, 01/15/2019	$	502,841

			784,203

Mortgage-Backed Securities — 79.69%
432,862	Americold 2010 LLC Trust Series 2010-ARTA, Class A1 (a) 3.85%, 01/14/2029		466,639
	Federal Home Loan Mortgage Corp
19,019	9.00%, 12/01/2014		20,408
28,323	9.50%, 06/01/2020		28,412
12,651	11.00%, 06/01/2020		14,958
51,933	11.00%, 07/01/2020		60,027
64,701	11.00%, 08/01/2020		74,786
310,605	5.50%, 04/01/2022		337,681
687,372	4.50%, 03/01/2024		737,452
2,588,743	4.50%, 04/01/2024		2,777,352
1,455,863	4.50%, 05/01/2024		1,561,933
1,185,250	4.50%, 12/01/2024		1,271,604
25,319	9.50%, 04/01/2025		31,030
1,215,979	4.00%, 03/01/2026		1,294,529
7,727,589	3.00%, 12/01/2026		8,198,273
1,450,627	2.50%, 04/01/2027		1,527,044
2,743,446	3.00%, 04/01/2027		2,901,133
5,000,000	2.50%, 08/01/2027		5,263,393
1,750,000	2.50%, 09/01/2027		1,842,187
2,846,802	3.50%, 02/01/2032		3,064,538
217,341	7.50%, 03/01/2032		266,989
220,245	7.00%, 09/01/2032		256,588
819,837	5.50%, 05/01/2033		900,613
553,515	5.50%, 06/01/2033		608,051
1,703,660	5.50%, 08/01/2033		1,876,983
323,726	5.50%, 01/01/2034		355,621
950,647	5.50%, 10/01/2034		1,043,123
1,061,708	5.00%, 08/01/2035		1,155,793
3,567,424	5.00%, 09/01/2035		3,894,597
449,321	5.50%, 09/01/2035		492,468
2,666,978	5.00%, 12/01/2035		2,903,315
185,238	5.00%, 01/01/2036		201,653
1,657,581	6.00%, 01/01/2036		1,829,444
1,389,513	6.00%, 03/01/2036		1,533,582
746,989	6.00%, 07/01/2036		833,310
1,127,308	6.00%, 11/01/2036		1,241,020
503,859	6.00%, 08/01/2037		555,944
301,331	5.50%, 05/01/2038		328,383
203,719	6.00%, 05/01/2038		224,778
924,503	5.00%, 06/01/2038		1,002,384
1,753,071	4.00%, 08/01/2039		1,885,353
1,517,384	4.50%, 04/01/2040		1,636,539
2,393,817	4.50%, 06/01/2040		2,651,366
3,304,497	4.50%, 07/01/2040		3,660,026
1,609,870	4.00%, 02/01/2041		1,732,353
1,215,564	3.50%, 02/01/2042		1,304,357
2,838,236	3.50%, 03/01/2042		3,049,108
3,387,963	3.50%, 04/01/2042		3,639,678
2,741,560	3.50%, 05/01/2042		2,945,249
2,273,974	3.00%, 06/01/2042		2,399,544

Principal Amount			Value

Mortgage-Backed Securities — (continued)
$ 8,389,343	3.50%, 06/01/2042	$	9,012,644
5,958,724	3.50%, 08/01/2042		6,410,749
2,000,000	3.50%, 09/01/2042		2,097,344
	Federal National Mortgage Association
20,879	6.50%, 07/01/2014		21,730
342,820	6.50%, 02/01/2017		372,084
300,468	6.00%, 03/01/2017		324,549
69,381	5.50%, 01/01/2018		75,141
1,035,383	5.50%, 04/01/2018		1,136,706
1,352,546	5.00%, 05/01/2018		1,492,170
121,036	5.00%, 06/01/2018		132,620
1,902,920	5.00%, 08/01/2018		2,102,897
81,960	9.50%, 09/01/2020		95,145
19,127	8.50%, 08/01/2021		19,193
420,212	5.00%, 06/01/2023		456,558
13,129	8.50%, 08/01/2024		15,963
1,768,885	4.00%, 07/01/2025		1,892,549
1,535,547	4.00%, 09/01/2025		1,642,899
1,341,534	4.00%, 12/01/2025		1,435,322
2,377,140	3.50%, 01/01/2026		2,531,867
1,426,183	3.50%, 03/01/2026		1,519,012
93,352	8.50%, 11/01/2026		110,356
2,693,710	3.00%, 12/01/2026		2,860,023
1,075,455	3.00%, 06/01/2027		1,148,576
1,000,000	2.50%, 10/01/2027		1,043,750
1,097,474	4.50%, 02/01/2030		1,190,649
145,388	7.00%, 02/01/2031		169,937
188,482	7.00%, 09/01/2031		220,327
513,628	6.50%, 12/01/2031		588,604
286,249	7.00%, 12/01/2031		334,376
1,451,544	6.50%, 01/01/2032		1,666,228
143,745	7.00%, 01/01/2032		168,038
616,453	6.50%, 02/01/2032		706,675
1,203,226	3.50%, 04/01/2032		1,295,778
547,906	6.00%, 02/01/2033		597,480
726,011	6.00%, 03/01/2033		822,839
1,504,030	5.50%, 07/01/2033		1,669,087
2,829,225	5.00%, 09/01/2033		3,109,306
577,473	5.50%, 09/01/2033		640,847
354,749	5.00%, 11/01/2033		389,867
1,048,539	5.50%, 11/01/2033		1,194,083
449,555	5.50%, 12/01/2033		498,891
666,926	5.50%, 03/01/2034		736,365
241,930	5.50%, 04/01/2034		267,119
1,519,135	5.50%, 10/01/2034		1,677,305
898,834	5.50%, 12/01/2034		992,419
970,843	5.50%, 01/01/2035		1,083,758
2,610,806	5.50%, 02/01/2035		2,884,877
858,310	5.50%, 05/01/2035		946,603
146,532	5.00%, 08/01/2035		160,420
870,168	5.00%, 09/01/2035		956,311
950,739	5.50%, 10/01/2035		1,049,728
348,875	5.50%, 11/01/2035		384,763
1,620,758	6.00%, 12/01/2035		1,805,263
1,119,520	5.50%, 01/01/2036		1,234,683
1,109,083	6.00%, 01/01/2036		1,235,340
452,094	6.00%, 02/01/2036		500,382
326,622	5.50%, 03/01/2036		360,221
471,648	6.00%, 03/01/2036		525,340

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Principal Amount			Value

Mortgage-Backed Securities — (continued)
$ 2,637,142	5.50%, 04/01/2036	$	2,908,420
1,411,551	5.50%, 05/01/2036		1,556,755
1,128,804	5.50%, 06/01/2036		1,239,278
375,448	6.00%, 12/01/2036		415,549
789,968	5.50%, 01/01/2037		871,231
683,771	6.00%, 05/01/2037		756,803
792,470	5.00%, 07/01/2037		870,921
1,301,189	5.50%, 06/01/2038		1,426,908
1,224,668	4.50%, 02/01/2039		1,335,685
2,716,070	4.00%, 03/01/2039		2,928,324
2,353,645	4.50%, 03/01/2039		2,548,320
2,759,035	4.50%, 04/01/2039		3,069,150
1,386,148	5.00%, 04/01/2039		1,541,174
4,590,612	4.50%, 05/01/2039		5,071,543
753,887	5.00%, 05/01/2039		839,945
6,443,870	4.50%, 06/01/2039		7,171,915
7,092,080	4.50%, 08/01/2039		7,706,186
927,990	5.50%, 08/01/2039		1,017,651
3,013,648	4.50%, 11/01/2039		3,262,913
3,087,744	5.00%, 11/01/2039		3,452,759
1,328,969	5.00%, 12/01/2039		1,486,072
727,644	4.50%, 03/01/2040		790,103
611,870	4.50%, 09/01/2040		675,481
1,591,648	4.50%, 11/01/2040		1,728,271
1,798,840	5.00%, 01/01/2041		2,024,417
2,962,036	4.00%, 02/01/2041		3,244,421
1,312,687	4.50%, 02/01/2041		1,460,232
429,579	4.00%, 03/01/2041		463,552
1,819,102	4.50%, 03/01/2041		2,008,220
2,155,372	4.50%, 04/01/2041		2,379,449
1,942,919	4.50%, 06/01/2041		2,144,909
1,820,281	4.00%, 09/01/2041		1,993,817
1,784,940	4.50%, 09/01/2041		1,970,506
2,035,478	4.50%, 10/01/2041		2,247,090
2,678,864	3.50%, 12/01/2041		2,875,712
6,415,982	4.00%, 12/01/2041		6,980,182
998,305	3.50%, 07/01/2042		1,071,819
2,158,443	3.50%, 10/01/2042		2,317,387
	Government National Mortgage Association
699	7.50%, 10/15/2013		706
9,027	9.00%, 07/15/2018		9,067
4,247	9.50%, 05/20/2022		5,022
9,907	8.00%, 11/20/2023		11,923
1,710,962	3.50%, 11/20/2026		1,842,683
1,831,630	3.50%, 01/15/2027		1,972,277
7,444	7.50%, 10/20/2028		9,050
5,958	7.50%, 12/20/2028		7,230
2,431,961	5.00%, 06/15/2033		2,700,725
756,378	5.00%, 10/20/2033		841,960
1,374,976	6.00%, 12/20/2033		1,568,149
693,107	5.00%, 02/20/2034		771,530
678,080	5.50%, 11/20/2034		760,922
363,965	5.50%, 02/20/2035		408,431
508,389	5.50%, 04/20/2035		570,499
648,141	5.00%, 12/20/2035		720,869
9,149,053	5.00%, 01/15/2039		10,088,669
401,528	5.50%, 05/20/2039		447,823
2,933,672	4.50%, 08/15/2039		3,232,343
10,488,737	4.00%, 05/20/2040		11,576,475

Principal Amount			Value

Mortgage-Backed Securities — (continued)
$ 5,061,354	4.00%, 12/15/2040	$	5,631,870
4,099,768	4.00%, 01/15/2041		4,530,518
4,538,175	4.50%, 02/20/2041		5,076,678
4,269,318	4.00%, 03/20/2041		4,715,404
1,495,691	4.00%, 05/20/2041		1,651,971
2,798,413	4.00%, 08/15/2041		3,092,433
995,810	GS Mortgage Securities Corp II Series 2005-GG4, Class AABA 4.68%, 07/10/2039		997,148
	JP Morgan Chase Commercial Mortgage Securities Corp Adjusted Series 2005-LDP5, Class AM
500,000	5.40%, 12/15/2044 (c) Series 2011-C4, Class A2		559,954
1,750,000	3.34%, 07/15/2046 (a)		1,883,276
1,250,000	Morgan Stanley Capital I Trust 2004-IQ7 Series 2004-IQ7, Class A4 (c) 5.53%, 06/15/2038		1,320,880
473,302	Sequoia Mortgage Trust 2011-1 Series 2011-1, Class A1 (c) 4.13%, 02/25/2041		496,866
	Vendee Mortgage Trust Series 1993-3, Class 1
1,066,123	5.67%, 09/15/2023 (c)		1,218,712
2,212,953	Series 1996-3, Class 1Z 6.75%, 09/15/2026		2,589,847
1,916,652	Series 2011-2, Class V 3.75%, 02/15/2028		2,137,441
1,663,922	Series 2003-1, Class G 5.75%, 03/15/2030		1,719,370
1,089,489	Series 2002-1, Class 1A 6.00%, 10/15/2031		1,264,147
3,719,750	Series 2008-1, Class GD 5.25%, 01/15/2032		4,331,091

			316,512,376

Technology — 0.14%
500,000	Fiserv Inc 4.63%, 10/01/2020		548,539

U.S. Government Agency Obligations — 0.40%
1,300,000	Federal Home Loan Bank 5.00%, 11/17/2017		1,573,732

U.S. Treasury Bonds and Notes — 6.59%
	United States Treasury Note/Bond
4,000,000	0.63%, 07/15/2014		4,027,188
500,000	0.63%, 05/31/2017		501,250
750,000	1.88%, 08/31/2017		796,113
500,000	2.88%, 03/31/2018		557,969
2,000,000	2.25%, 07/31/2018		2,165,000
2,000,000	1.25%, 04/30/2019		2,037,500
1,000,000	1.00%, 08/31/2019 (e)		997,500
500,000	3.38%, 11/15/2019		579,688
1,000,000	2.63%, 08/15/2020		1,105,547
2,000,000	3.13%, 05/15/2021		2,286,250

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Principal Amount			Value

U.S. Treasury Bonds and Notes — (continued)
$ 1,000,000	2.13%, 08/15/2021	$	1,057,812
2,000,000	1.75%, 05/15/2022		2,028,124
400,000	5.38%, 02/15/2031		578,562
2,000,000	4.50%, 02/15/2036		2,668,124
635,000	3.50%, 02/15/2039		728,960
3,400,000	3.75%, 08/15/2041		4,065,125

			26,180,712

Utilities — 0.10%
337,000	Pnpp II Funding Corp 8.83%, 05/30/2016		389,772

TOTAL BONDS AND NOTES — 98.78% (Cost $373,410,315)		$	392,338,218

SECURITIES LENDING COLLATERAL
499,976	Undivided interest of 0.83% in a repurchase agreement (principal amount/value $60,600,000 with a maturity value of $60,601,061) with Goldman Sachs & Co., 0.21%, dated 9/28/12, to be repurchased at $499,976 on 10/1/12, collateralized by various U.S. Government Agency Securities, 2.50% - 5.30%, 7/1/13 - 9/1/42, with a value of $61,812,001.		499,976

Principal Amount			Value

Securities Lending Collateral — (continued)
$ 518,774	Undivided interest of 2.38% in a repurchase agreement (principal amount/value $21,824,269 with a maturity value of $21,824,687) with RBC Capital Markets Corp, 0.23%, dated 9/28/12, to be repurchased at $518,774 on 10/1/12, collateralized by various U.S. Government Agency Securities, 1.94% - 8.00%, 1/1/13 - 10/1/42, with a value of $22,260,754.	$	518,774

TOTAL SECURITIES LENDING COLLATERAL — 0.26% (Cost $1,018,750)		$	1,018,750

SHORT TERM INVESTMENTS
Repurchase Agreements — 2.62%
10,410,000	Undividend interest of 15.52% in a repurchase agreement (principal amount/value $67,080,000 with a maturity value of $67,081,398) with Cantor Fitzgerald & CO, 0.25%, dated 9/28/12, to be repurchased at $10,410,217 on 10/1/12, collateralized by Federal National Mortgage Association, 4.00% - 4.50%, 6/1/30 - 5/1/31, with a value of $68,421,601.		10,410,000

TOTAL SHORT TERM INVESTMENTS — 2.62% (Cost $10,410,000)		$	10,410,000

TOTAL INVESTMENTS — 101.66%) (Cost $384,839,065)		$	403,766,968

OTHER ASSETS & LIABILITIES, NET — (1.66)%		$	(6,580,823)

TOTAL NET ASSETS — 100.00%		$	397,186,145

(a)	Restricted security; at September 28, 2012, the aggregate cost and market value of restricted securities was $17,076,707 and $17,165,203, respectively, representing 4.32% of net assets.
(b)

Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at September 28, 2012. Maturity date disclosed represents final maturity date.

(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2012.
(d)	Illiquid security; at September 28, 2012, the aggregate cost and market value of illiquid securities was $1,145,806 and $1,319,924, respectively, representing 0.33% of net assets.
(e)	A portion or all of the security is on loan at September 28, 2012.

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (the Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds changed its name from Maxim Series Fund, Inc on September 24, 2012 and presently consists of sixty-three funds. Interests in the Great-West U.S. Government Mortgage Securities Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of the Great-West Funds. Effective September 24, 2012, Maxim U.S. Government Mortgage Securities Portfolio’s name changed to Great-West U.S. Government Mortgage Securities Fund. The investment objective of the Fund is to seek the highest level of return consistent with preservation of capital and substantial credit protection. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of the Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Great-West Funds.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

September 28, 2012

Class	Inputs
Fixed Income Investments:
Corporate Bonds and Notes; Government and Government Agency Obligations (Domestic and Foreign)

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Asset-Backed and Mortgage-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include new issue data, monthly payment information, collateral performance, and third party real estate analysis.

Securities Lending Collateral	Matures next business day and therefore priced at par.

Short Term Investments

Amortized cost, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of September 28, 2012, 100% of the Fund’s investments are valued using Level 2 inputs. A breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments. The Fund recognizes transfers as of the beginning of the reporting period.

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or

September 28, 2012

possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

The Fund may hold bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may be less liquid than the market for higher grade bonds.

Restricted and Illiquid Securities

The Fund may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board-approved guidelines established in the Great-West Funds’ Policy and Procedures regarding Liquidity.

The Fund may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of the Great-West Funds, may invest in repurchase agreement transactions and hold repurchase agreement positions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Fund’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Fund intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

September 28, 2012

The Fund files U.S. Federal and State tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Fund’s State tax returns may remain open for an additional year depending on the jurisdiction.

Application of Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Fund’s financial position or the results of its operations.

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Fund’s financial position or the results of its operations.

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund will adopt ASU No. 2011-11 for its fiscal year beginning January 1, 2013. At this time, the Fund is evaluating the impact, if any, of ASU No. 2011-11 on the financial statements and related disclosures.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 28, 2012, the U.S. Federal income tax cost basis was $384,839,065. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $19,663,815 and gross depreciation of securities in which there was an excess of tax cost over value of $735,912 resulting in net appreciation of $18,927,903.

3. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. As of September 28, 2012 the Fund had securities on loan valued at $998,341 and received collateral of $1,018,750 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Great-West Funds and in the event of a default by the counterparty, all funds would share ratably in the collateral.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST CONSERVATIVE PROFILE I FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
315,093	Great-West Federated Bond Fund Initial Class (a)	$3,500,682
239,102	Great-West Putnam High Yield Bond Fund Initial Class (a)	1,998,897
205,633	Great-West Short Duration Bond Fund Initial Class (a)	2,167,370
359,358	Great-West Templeton Global Bond Fund Initial Class (a)	3,510,927
371,192	Great-West U.S. Government Mortgage Securities Fund Initial Class (a)	4,662,173

TOTAL BOND MUTUAL FUNDS — 47.51% (Cost $15,374,195)		$15,840,049

EQUITY MUTUAL FUNDS
87,924	Great-West American Century Growth Fund Initial Class (a)	1,001,458
86,097	Great-West Goldman Sachs Mid Cap Value Fund Initial Class (a)	946,202
69,841	Great-West Invesco ADR Fund Initial Class (a)	771,740
113,053	Great-West Janus Large Cap Growth Fund Initial Class (a)	1,001,650
71,511	Great-West MFS International Growth Fund Initial Class (a)	775,898

Shares			Value

Equity Mutual Funds — (continued)
89,355		Great-West MFS International Value Fund Initial Class (a)	$773,815
150,888		Great-West Putnam Equity Income Fund Initial Class (a)	1,673,350
102,842		Great-West T. Rowe Price Equity Income Fund Initial Class (a)	1,667,059
24,843		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class (a)	449,658
71,388		Putnam Multi-Cap Value Fund A (a)	948,034

TOTAL EQUITY MUTUAL FUNDS — 30.02% (Cost $9,025,511)			$10,008,864

Account Balance

FIXED INTEREST CONTRACT
7,499,155	(b)	Great-West Life & Annuity Contract(a) 1.70% (c)	7,499,155

TOTAL FIXED INTEREST CONTRACT — 22.49% (Cost $7,499,155)			$7,499,155

TOTAL INVESTMENTS — 100.02% (Cost $31,898,861)			$33,348,068

OTHER ASSETS & LIABILITIES, NET — (0.02)%			$(6,245)

TOTAL NET ASSETS — 100.00%			$33,341,823

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2012.

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
429,978	Great-West Federated Bond Fund Initial Class (a)	$4,777,054
317,272	Great-West Putnam High Yield Bond Fund Initial Class (a)	2,652,391
490,152	Great-West Templeton Global Bond Fund Initial Class (a)	4,788,787
422,152	Great-West U.S. Government Mortgage Securities Fund Initial Class (a)	5,302,231

TOTAL BOND MUTUAL FUNDS — 33.04% (Cost $17,040,040)		$17,520,463

EQUITY MUTUAL FUNDS
232,711	Great-West American Century Growth Fund Initial Class (a)	2,650,577
153,083	Great-West Goldman Sachs Mid Cap Value Fund Initial Class (a)	1,682,377
174,839	Great-West Invesco ADR Fund Initial Class (a)	1,931,977
71,031	Great-West Invesco Small Cap Value Fund Initial Class (a)	793,420
299,197	Great-West Janus Large Cap Growth Fund Initial Class (a)	2,650,884
35,750	Great-West Loomis Sayles Small Cap Value Fund Initial Class (a)	794,360
178,263	Great-West MFS International Growth Fund Initial Class (a)	1,934,155

Shares			Value

Equity Mutual Funds — (continued)
223,034		Great-West MFS International Value Fund Initial Class (a)	$1,931,476
311,418		Great-West Putnam Equity Income Fund Initial Class (a)	3,453,631
212,438		Great-West T. Rowe Price Equity Income Fund Initial Class (a)	3,443,627
48,851		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class (a)	884,195
126,930		Putnam Multi-Cap Value Fund A (a)	1,685,629

TOTAL EQUITY MUTUAL FUNDS — 44.96% (Cost $21,633,459)			$23,836,308

Account Balance

FIXED INTEREST CONTRACT
11,674,561	(b)	Great-West Life & Annuity Contract (a) 1.70% (c)	11,674,561

TOTAL FIXED INTEREST CONTRACT — 22.02% (Cost $11,674,561)			$11,674,561

TOTAL INVESTMENTS — 100.02% (Cost $50,348,060)			$53,031,332

OTHER ASSETS & LIABILITIES, NET — (0.02)%			$(10,005)

TOTAL NET ASSETS — 100.00%			$53,021,327

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2012.

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATE PROFILE I FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
933,694	Great-West Federated Bond Fund Initial Class (a)	$10,373,334
528,251	Great-West Putnam High Yield Bond Fund Initial Class (a)	4,416,182
1,061,585	Great-West Templeton Global Bond Fund Initial Class (a)	10,371,684
824,481	Great-West U.S. Government Mortgage Securities Fund Initial Class (a)	10,355,486

TOTAL BOND MUTUAL FUNDS — 24.09% (Cost $34,405,374)		$35,516,686

EQUITY MUTUAL FUNDS
776,383	Great-West American Century Growth Fund Initial Class (a)	8,842,997
436,897	Great-West Goldman Sachs Mid Cap Value Fund Initial Class (a)	4,801,500
702,452	Great-West Invesco ADR Fund Initial Class (a)	7,762,096
197,369	Great-West Invesco Small Cap Value Fund Initial Class (a)	2,204,617
997,212	Great-West Janus Large Cap Growth Fund Initial Class (a)	8,835,297
99,398	Great-West Loomis Sayles Small Cap Value Fund Initial Class (a)	2,208,620
717,247	Great-West MFS International Growth Fund Initial Class (a)	7,782,131

Shares			Value

Equity Mutual Funds — (continued)
902,684		Great-West MFS International Value Fund Initial Class (a)	$7,817,242
1,065,253		Great-West Putnam Equity Income Fund Initial Class (a)	11,813,655
210,131		Great-West Small Cap Growth Fund Initial Class (a)	4,442,172
727,043		Great-West T. Rowe Price Equity Income Fund Initial Class (a)	11,785,362
286,633		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class (a)	5,188,055
362,207		Putnam Multi-Cap Value Fund A (a)	4,810,106

TOTAL EQUITY MUTUAL FUNDS — 59.90% (Cost $76,790,020)			$88,293,850

Account Balance

FIXED INTEREST CONTRACT
23,625,838	(b)	Great-West Life & Annuity Contract (a) 1.70% (c)	23,625,838

TOTAL FIXED INTEREST CONTRACT — 16.03% (Cost $23,625,838)			$23,625,838

TOTAL INVESTMENTS — 100.02% (Cost $134,821,232)			$147,436,374

OTHER ASSETS & LIABILITIES, NET — (0.02)%			$(28,034)

TOTAL NET ASSETS — 100.00%			$147,408,340

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2012.

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
600,275	Great-West Federated Bond Fund Initial Class (a)	$6,669,058
474,368	Great-West Putnam High Yield Bond Fund Initial Class (a)	3,965,719
680,862	Great-West Templeton Global Bond Fund Initial Class (a)	6,652,020
530,122	Great-West U.S. Government Mortgage Securities Fund Initial Class (a)	6,658,326

TOTAL BOND MUTUAL FUNDS — 18.15% (Cost $23,065,506)		$23,945,123

EQUITY MUTUAL FUNDS
752,216	Great-West American Century Growth Fund Initial Class (a)	8,567,746
760,785	Great-West Goldman Sachs Mid Cap Value Fund Initial Class (a)	8,361,026
744,929	Great-West Invesco ADR Fund Initial Class (a)	8,231,460
294,004	Great-West Invesco Small Cap Value Fund Initial Class (a)	3,284,022
964,551	Great-West Janus Large Cap Growth Fund Initial Class (a)	8,545,925
148,168	Great-West Loomis Sayles Small Cap Value Fund Initial Class (a)	3,292,299
760,974	Great-West MFS International Growth Fund Initial Class (a)	8,256,571

Shares			Value

Equity Mutual Funds — (continued)
962,250		Great-West MFS International Value Fund Initial Class (a)	$8,333,089
1,012,835		Great-West Putnam Equity Income Fund Initial Class (a)	11,232,338
187,619		Great-West Small Cap Growth Fund Initial Class (a)	3,966,258
691,474		Great-West T. Rowe Price Equity Income Fund Initial Class (a)	11,208,789
244,402		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class (a)	4,423,681
630,534		Putnam Multi-Cap Value Fund A (a)	8,373,489

TOTAL EQUITY MUTUAL FUNDS — 72.82% (Cost $79,924,176)			$96,076,693

Account Balance

FIXED INTEREST CONTRACT
11,938,892	(b)	Great-West Life & Annuity Contract (a) 1.70% (c)	11,938,892

TOTAL FIXED INTEREST CONTRACT — 9.05% (Cost $11,938,892)			$11,938,892

TOTAL INVESTMENTS — 100.02% (Cost $114,928,574)			$131,960,708

OTHER ASSETS & LIABILITIES, NET — (0.02)%			$(25,179)

TOTAL NET ASSETS — 100.00%			$131,935,529

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2012.

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST AGGRESSIVE PROFILE I FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

EQUITY MUTUAL FUNDS
481,187	Great-West American Century Growth Fund Initial Class (a)	$5,480,720
538,584	Great-West Goldman Sachs Mid Cap Value Fund Initial Class (a)	5,919,036
517,427	Great-West Invesco ADR Fund Initial Class (a)	5,717,569
229,998	Great-West Invesco Small Cap Value Fund Initial Class (a)	2,569,076
617,091	Great-West Janus Large Cap Growth Fund Initial Class (a)	5,467,427
115,914	Great-West Loomis Sayles Small Cap Value Fund Initial Class (a)	2,575,606
527,621	Great-West MFS International Growth Fund Initial Class (a)	5,724,686
667,940	Great-West MFS International Value Fund Initial Class (a)	5,784,359

Shares		Value

Equity Mutual Funds — (continued)
582,736	Great-West Putnam Equity Income Fund Initial Class (a)	$6,462,547
152,968	Great-West Small Cap Growth Fund Initial Class (a)	3,233,751
397,578	Great-West T. Rowe Price Equity Income Fund Initial Class (a)	6,444,733
167,065	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class (a)	3,023,886
446,882	Putnam Multi-Cap Value Fund A (a)	5,934,598

TOTAL EQUITY MUTUAL FUNDS — 100.02% (Cost $54,636,166)		$64,337,994

TOTAL INVESTMENTS — 100.02% (Cost $54,636,166)		$64,337,994

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(12,321)

TOTAL NET ASSETS — 100.00%		$64,325,673

(a)	Issuer is considered an affiliate of the Fund.

See notes to schedule of investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (the Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds changed its name from Maxim Series Fund, Inc on September 24, 2012 and presently consists of sixty-three funds. Interests in the Great-West Conservative Profile I Fund, Great-West Moderately Conservative Profile I Fund, Great-West Moderate Profile I Fund, Great-West Moderately Aggressive Profile I Fund and Great-West Aggressive Profile I Fund (each a Fund, collectively the Funds) are included herein and are represented by separate classes of beneficial interest of the Great-West Funds.

Effective September 24, 2012, the Maxim Conservative Profile I Portfolio, Maxim Moderately Conservative Profile I Portfolio, Maxim Moderate Profile I Portfolio, Maxim Moderately Aggressive Profile I Portfolio and Maxim Aggressive Profile I Portfolio names changed to Great-West Conservative Profile I Fund, Great-West Moderately Conservative Profile I Fund, Great-West Moderate Profile I Fund, Great-West Moderately Aggressive Profile I Fund and Great-West Aggressive Profile I Fund.

The investment objective of each Fund is to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize fixed income investments for the Great-West Conservative Profile I Fund; to seek capital appreciation primarily through investments in underlying funds of Great-West Funds that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Great-West Moderately Conservative Profile I Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds with a relatively equal emphasis on equity and fixed income investments for the Great-West Moderate Profile I Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Great-West Moderately Aggressive Profile I Fund and to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments for the Great-West Aggressive Profile I Fund. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Great-West Funds.

Security Valuation

Investments in shares of the underlying mutual funds are valued at their net asset value as reported by the underlying mutual fund.

Investments in the Great-West Life & Annuity Contract (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The investment in the GWL&A Contract is a guaranteed account invested in the general account of Great-West Life & Annuity Insurance Company (GWL&A).

The Funds classify valuations into three levels based upon the transparency of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

September 28, 2012

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of September 28, 2012, the inputs used to value the Fund’s investments are detailed in the following table. The Funds recognize transfers between levels as of the beginning of the reporting period.

Great-West Conservative Profile I Fund

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$15,840,049	$—	$—	$15,840,049
Equity Mutual Funds	10,008,864	—	—	10,008,864
Fixed Interest Contract	—	—	7,499,155	7,499,155

Total Investments	$25,848,913	$0	$7,499,155	$33,348,068

Great-West Moderately Conservative Profile I Fund
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$17,520,463	$—	$—	$17,520,463
Equity Mutual Funds	23,836,308	—	—	23,836,308
Fixed Interest Contract	—	—	11,674,561	11,674,561

Total Investments	$41,356,771	$0	$11,674,561	$53,031,332

Great-West Moderate Profile I Fund
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$35,516,686	$—	$—	$35,516,686
Equity Mutual Funds	88,293,850	—	—	88,293,850
Fixed Interest Contract	—	—	23,625,838	23,625,838

Total Investments	$123,810,536	$0	$23,625,838	$147,436,374

Great-West Moderately Aggressive Profile I Fund
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$23,945,123	$—	$—	$23,945,123
Equity Mutual Funds	96,076,693	—	—	96,076,693
Fixed Interest Contract	—	—	11,938,892	11,938,892

Total Investments	$120,021,816	$0	$11,938,892	$131,960,708

Great-West Aggressive Profile I Fund
	Level 1	Level 2	Level 3	Total
Assets
Equity Mutual Funds	$64,337,994	$—	$—	$64,337,994

Total Investments	$64,337,994	$0	$0	$64,337,994

September 28, 2012

The following is a reconciliation of change in Level 3 assets during the period ended September 28, 2012:

	Great-West Conservative Profile I Fund	Great-West Moderately Conservative Profile I Fund	Great-West Moderate Profile I Fund	Great-West Moderately Aggressive Profile I Fund
Beginning Balance, January 1, 2012	$7,200,794	$10,697,085	$28,387,214	$11,892,473
Total realized gains (loss)	-	-	-	-
Total unrealized gain (loss) relating to investments not held at reporting date	-	-	-	-
Total unrealized gain (loss) relating to investments still held at reporting date	-	-	-	-
Total interest	88,452	134,403	305,136	144,977
Purchases	1,306,560	2,323,395	3,561,839	2,141,648
Sales	(1,096,651)	(1,480,322)	(8,628,351)	(2,240,206)
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	-	-	-	-

Ending Balance, September 28, 2012	$7,499,155	$11,674,561	$23,625,838	$11,938,892

Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be an unobservable input. As of September 28, 2012, the input to the internal model related to credit risk was not significant to the fair value measurement. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.

Risk Factors

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Investments in each Fund are subject to risks related to its allocation strategy. The success of each Fund will be impacted by the results of the underlying funds.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the underlying funds. These events may have adverse effects on the Funds such as a decline in the value and liquidity of many securities held by the Funds, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

Investing in underlying funds that primarily invest in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the underlying funds to be subject to larger short-term declines in value.

The Fund’s underlying funds may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Funds to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Each Fund may invest in underlying funds that primarily invest in bonds. Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

September 28, 2012

The underlying funds of the Funds may be invested in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Dividends

Dividends from net investment income of the Funds are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Funds, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO).

Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Interest on the GWL&A Contract is accrued daily.

Federal Income Taxes

Each Fund’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. Each Fund intends to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

Each Fund files U.S. Federal and State tax returns. The statute of limitations on the Funds U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2001. The statute of limitations on the Funds State tax returns may remain open for an additional year depending on the jurisdiction.

Application of Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Funds adopted ASU No. 2011-04 for their fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the financial position of the Funds or the results of their operations.

Transactions with Affiliates

The Funds each may invest in a fixed interest contract issued by GWL&A. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of the investments in certain of the Funds and GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

On March 5, 2003, the U.S. Securities and Exchange Commission (SEC) issued exemptive relief (the Exemptive Order) to GWL&A, the Adviser and the Funds permitting the affiliated applicants to purchase the GWL&A Contract. Some of the terms and conditions under which the Exemptive Order was issued are set forth below. Any deviation from these terms and conditions would require the affiliated applicants to seek permission from the SEC to implement any such deviation.

September 28, 2012

There were no deviations from the terms and conditions of the Exemptive Order as of the period ended September 28, 2012.

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds with no more than 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A or other comparable companies.

The Great-West Funds Board of Directors must annually consider whether allocation by the Funds to the GWL&A Contract is in the best interest of the shareholders as compared to allocating such amounts to another available short duration/short term bond fund.

Each of the Funds may also invest in various funds affiliated with the Adviser & GWL&A. The following tables are a summary of the transactions for each underlying investment during the period ended September 28, 2012, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.

September 28, 2012

Great-West Conservative Profile I Fund
Affiliate	Shares Held/Account Balance 9/28/2012	Market Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Market Value 9/28/2012
Great-West American Century Growth Fund Initial Class	87,924	$955,268	$181,939	$263,014	$17,580	$2,017	$1,001,458
Great-West Federated Bond Fund Initial Class	315,093	3,371,751	626,775	541,112	58,949	62,339	3,500,682
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	86,097	900,462	185,403	170,020	80,344	3,001	946,202
Great-West Invesco ADR Fund Initial Class	69,841	751,048	223,590	279,213	(30,348)	168	771,740
Great-West Janus Large Cap Growth Fund Initial Class	113,053	977,668	204,957	485,647	(125,808)	—	1,001,650
Great-West Life & Annuity Contract	7,499,155	7,200,794	1,306,560	1,096,651	—	88,452	7,499,155
Great-West MFS International Growth Fund Initial Class	71,511	751,960	195,137	256,718	12,725	—	775,898
Great-West MFS International Value Fund Initial Class	89,355	749,779	124,572	180,610	16,923	30	773,815
Great-West Putnam Equity Income Fund Initial Class	150,888	1,593,451	343,939	463,483	22,831	10,318	1,673,350
Great-West Putnam High Yield Bond Fund Initial Class	239,102	1,927,275	251,831	320,903	19,535	49,007	1,998,897
Great-West Short Duration Bond Fund Initial Class	205,633	2,082,424	378,413	318,754	19,614	30,486	2,167,370
Great-West T. Rowe Price Equity Income Fund Initial Class	102,842	1,595,379	307,303	376,886	74,265	14,909	1,667,059
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	24,843	430,491	91,394	111,164	10,191	66	449,658
Great-West Templeton Global Bond Fund Initial Class	359,358	3,363,870	528,543	613,161	30,007	76,744	3,510,927
Great-West U.S. Government Mortgage Securities Fund Initial Class	371,192	4,491,031	922,730	792,575	7,130	88,587	4,662,173
Putnam Multi-Cap Value Fund A	71,388	899,806	213,255	209,168	72,839	—	948,034

					$286,777	$426,124	$33,348,068

Great-West Moderately Conservative Profile I Fund
Affiliate	Shares Held/Account Balance 9/28/2012	Market Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Market Value 9/28/2012
Great-West American Century Growth Fund Initial Class	232,711	$2,435,482	$424,592	$546,988	$32,978	$5,023	$2,650,577
Great-West Federated Bond Fund Initial Class	429,978	4,386,701	1,009,739	709,487	46,516	82,405	4,777,054
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	153,083	1,545,891	288,068	227,921	113,067	5,035	1,682,377
Great-West Invesco ADR Fund Initial Class	174,839	1,794,892	485,502	423,396	35,660	420	1,931,977
Great-West Invesco Small Cap Value Fund Initial Class	71,031	728,084	161,145	160,344	47,378	1,202	793,420
Great-West Janus Large Cap Growth Fund Initial Class	299,197	2,482,130	471,997	979,841	(217,364)	—	2,650,884
Great-West Life & Annuity Contract	11,674,561	10,697,085	2,323,395	1,480,322	—	134,403	11,674,561
Great-West Loomis Sayles Small Cap Value Fund Initial Class	35,750	728,204	153,735	122,503	46,706	1,609	794,360
Great-West MFS International Growth Fund Initial Class	178,263	1,800,934	421,431	426,498	97,681	—	1,934,155
Great-West MFS International Value Fund Initial Class	223,034	1,796,670	277,419	235,699	142,260	75	1,931,476
Great-West Putnam Equity Income Fund Initial Class	311,418	3,175,341	630,871	761,953	36,109	20,023	3,453,631
Great-West Putnam High Yield Bond Fund Initial Class	317,272	2,438,538	403,248	367,531	31,107	61,834	2,652,391
Great-West T. Rowe Price Equity Income Fund Initial Class	212,438	3,170,287	542,769	593,894	106,571	29,021	3,443,627
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	48,851	812,466	162,418	146,754	36,974	130	884,195
Great-West Templeton Global Bond Fund Initial Class	490,152	4,372,281	737,599	632,887	33,008	102,684	4,788,787
Great-West U.S. Government Mortgage Securities Fund Initial Class	422,152	4,871,478	1,190,636	806,086	8,316	97,569	5,302,231
Putnam Multi-Cap Value Fund A	126,930	1,539,202	333,772	282,405	105,997	—	1,685,629

					$702,964	$541,433	$53,031,332

Great-West Moderate Profile I Fund
Affiliate	Shares Held/Account Balance 9/28/2012	Market Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Market Value 9/28/2012
Great-West American Century Growth Fund Initial Class	776,383	$10,684,489	$678,355	$3,776,725	$309,615	$17,677	$8,842,997
Great-West Federated Bond Fund Initial Class	933,694	12,456,352	1,824,443	3,873,403	371,193	199,001	10,373,334
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	436,897	5,821,244	396,302	1,010,241	1,086,117	15,170	4,801,500
Great-West Invesco ADR Fund Initial Class	702,452	9,534,905	1,136,204	2,730,310	744,668	1,697	7,762,096
Great-West Invesco Small Cap Value Fund Initial Class	197,369	2,659,459	211,639	754,678	291,240	3,527	2,204,617
Great-West Janus Large Cap Growth Fund Initial Class	997,212	10,708,842	892,561	6,104,915	(1,416,593)	—	8,835,297
Great-West Life & Annuity Contract	23,625,838	28,387,214	3,561,839	8,628,351	—	305,136	23,625,838
Great-West Loomis Sayles Small Cap Value Fund Initial Class	99,398	2,666,965	209,101	605,053	353,771	4,734	2,208,620
Great-West MFS International Growth Fund Initial Class	717,247	9,580,247	901,196	2,471,063	1,434,130	—	7,782,131
Great-West MFS International Value Fund Initial Class	902,684	9,582,646	418,433	2,063,562	1,246,140	305	7,817,242
Great-West Putnam Equity Income Fund Initial Class	1,065,253	14,355,224	1,114,636	5,196,186	314,931	71,836	11,813,655
Great-West Putnam High Yield Bond Fund Initial Class	528,251	5,359,138	416,991	1,548,176	224,860	108,714	4,416,182
Great-West Small Cap Growth Fund Initial Class	210,131	5,300,000	490,074	1,665,931	385,341	—	4,442,172
Great-West T. Rowe Price Equity Income Fund Initial Class	727,043	14,327,946	770,821	3,612,119	1,499,523	104,026	11,785,362
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	286,633	6,235,511	499,667	1,152,466	1,097,795	767	5,188,055
Great-West Templeton Global Bond Fund Initial Class	1,061,585	12,408,607	941,154	3,499,075	393,362	227,179	10,371,684
Great-West U.S. Government Mortgage Securities Fund Initial Class	824,481	12,449,050	1,954,178	4,084,061	72,777	213,406	10,355,486
Putnam Multi-Cap Value Fund A	362,207	5,782,371	510,817	1,042,225	1,173,586	—	4,810,106

					$9,582,456	$1,273,175	$147,436,374

Great-West Moderately Aggressive Profile I Fund
Affiliate	Shares Held/Account Balance 9/28/2012	Market Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Market Value 9/28/2012
Great-West American Century Growth Fund Initial Class	752,216	$8,627,831	$410,404	$1,647,225	$79,147	$17,204	$8,567,746
Great-West Federated Bond Fund Initial Class	600,275	6,629,346	1,305,535	1,363,331	103,680	120,207	6,669,058
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	760,785	8,410,038	460,355	705,943	778,649	26,550	8,361,026
Great-West Invesco ADR Fund Initial Class	744,929	8,441,842	1,032,339	1,328,136	370,183	1,811	8,231,460
Great-West Invesco Small Cap Value Fund Initial Class	294,004	3,299,282	231,642	419,239	309,846	5,282	3,284,022
Great-West Janus Large Cap Growth Fund Initial Class	964,551	8,689,928	545,257	3,091,937	(850,994)	—	8,545,925
Great-West Life & Annuity Contract	11,938,892	11,892,473	2,141,648	2,240,206	—	144,977	11,938,892
Great-West Loomis Sayles Small Cap Value Fund Initial Class	148,168	3,303,080	245,238	315,802	291,613	7,071	3,292,299
Great-West MFS International Growth Fund Initial Class	760,974	8,480,499	698,498	1,321,755	637,466	—	8,256,571
Great-West MFS International Value Fund Initial Class	962,250	8,481,489	289,056	974,205	505,997	324	8,333,089
Great-West Putnam Equity Income Fund Initial Class	1,012,835	11,310,856	708,616	2,192,564	80,295	68,969	11,232,338
Great-West Putnam High Yield Bond Fund Initial Class	474,368	3,986,457	494,941	773,871	69,316	97,890	3,965,719
Great-West Small Cap Growth Fund Initial Class	187,619	3,950,330	387,280	520,844	378,343	—	3,966,258
Great-West T. Rowe Price Equity Income Fund Initial Class	691,474	11,304,225	434,457	1,312,315	667,849	99,887	11,208,789
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	244,402	4,439,151	325,839	458,370	366,867	657	4,423,681
Great-West Templeton Global Bond Fund Initial Class	680,862	6,596,656	726,219	1,041,914	127,728	145,755	6,652,020
Great-West U.S. Government Mortgage Securities Fund Initial Class	530,122	6,624,695	1,405,462	1,425,503	20,518	128,213	6,658,326
Putnam Multi-Cap Value Fund A	630,534	8,372,336	677,777	738,808	966,012	—	8,373,489

					$4,902,515	$864,797	$131,960,708

Great-West Aggressive Profile I Fund
Affiliate	Shares Held 9/28/2012	Market Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Market Value 9/28/2012
Great-West American Century Growth Fund Initial Class	481,187	$5,507,713	$354,916	$1,126,917	$74,376	$10,865	$5,480,720
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	538,584	5,945,546	429,884	1,078,306	78,688	18,518	5,919,036
Great-West Invesco ADR Fund Initial Class	517,427	5,852,054	747,544	997,838	198,118	1,255	5,717,569
Great-West Invesco Small Cap Value Fund Initial Class	229,998	2,585,955	254,785	413,926	238,739	4,076	2,569,076
Great-West Janus Large Cap Growth Fund Initial Class	617,091	5,547,827	446,343	2,111,776	(577,365)	—	5,467,427
Great-West Loomis Sayles Small Cap Value Fund Initial Class	115,914	2,586,426	257,157	303,691	243,891	5,468	2,575,606
Great-West MFS International Growth Fund Initial Class	527,621	5,871,066	522,117	983,828	417,815	—	5,724,686
Great-West MFS International Value Fund Initial Class	667,940	5,885,200	399,995	737,834	497,731	224	5,784,359
Great-West Putnam Equity Income Fund Initial Class	582,736	6,497,237	388,622	1,229,961	54,353	39,102	6,462,547
Great-West Small Cap Growth Fund Initial Class	152,968	3,223,847	362,736	435,920	351,671	—	3,233,751
Great-West T. Rowe Price Equity Income Fund Initial Class	397,578	6,492,814	359,623	713,407	538,735	56,618	6,444,733
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	167,065	3,029,264	270,525	357,361	255,596	447	3,023,886
Putnam Multi-Cap Value Fund A	446,882	5,933,787	491,914	555,788	678,353	—	5,934,598

					$3,050,701	$136,573	$64,337,994

2. UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 28, 2012 were as follows:

	Cost For Income Tax Purposes	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
Great-West Conservative Profile I Fund	$32,080,742	$1,506,519	$(239,193)	$1,267,326
Great-West Moderately Conservative Profile I Fund	50,570,680	3,043,552	(582,900)	2,460,652
Great-West Moderate Profile I Fund	135,872,359	13,678,510	(2,114,495)	11,564,015
Great-West Moderately Aggressive Profile I Fund	115,743,069	18,430,120	(2,212,481)	16,217,639
Great-West Aggressive Profile I Fund	55,334,818	10,687,610	(1,684,434)	9,003,176

GREAT-WEST FUNDS, INC.

GREAT-WEST CONSERVATIVE PROFILE II FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
3,267,093	Great-West Federated Bond Fund Initial Class (a)	$36,297,402
2,480,936	Great-West Putnam High Yield Bond Fund Initial Class (a)	20,740,627
2,132,268	Great-West Short Duration Bond Fund Initial Class (a)	22,474,101
3,717,168	Great-West Templeton Global Bond Fund Initial Class (a)	36,316,726
3,852,557	Great-West U.S. Government Mortgage Securities Fund Initial Class (a)	48,388,121

TOTAL BOND MUTUAL FUNDS — 47.56% (Cost $159,012,805)		$164,216,977

EQUITY MUTUAL FUNDS
909,524	Great-West American Century Growth Fund Initial Class (a)	10,359,483
889,515	Great-West Goldman Sachs Mid Cap Value Fund Initial Class (a)	9,775,764
718,480	Great-West Invesco ADR Fund Initial Class (a)	7,939,201
1,162,220	Great-West Janus Large Cap Growth Fund Initial Class (a)	10,297,271
736,447	Great-West MFS International Growth Fund Initial Class (a)	7,990,448
922,072	Great-West MFS International Value Fund Initial Class (a)	7,985,148

Shares			Value

Equity Mutual Funds — (continued)
1,557,906		Great-West Putnam Equity Income Fund Initial Class (a)	$17,277,182
1,065,317		Great-West T. Rowe Price Equity Income Fund Initial Class (a)	17,268,785
255,844		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class (a)	4,630,777
736,331		Putnam Multi-Cap Value Fund A (a)	9,778,475

TOTAL EQUITY MUTUAL FUNDS — 29.92% (Cost $93,366,489)			$103,302,534

Account Balance

FIXED INTEREST CONTRACT
77,780,206	(b)	Great-West Life & Annuity Contract (a) 1.70% (c)	77,780,206

TOTAL FIXED INTEREST CONTRACT — 22.53% (Cost $77,780,206)			$77,780,206

TOTAL INVESTMENTS — 100.01% (Cost $330,159,500)			$345,299,717

OTHER ASSETS & LIABILITIES, NET — (0.01)%			$(30,191)

TOTAL NET ASSETS — 100.00%			$345,269,526

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2012.

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATELY CONSERVATIVE PROFILE II FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
649,850	Great-West Federated Bond Fund Initial Class (a)	$7,219,832
479,804	Great-West Putnam High Yield Bond Fund Initial Class (a)	4,011,162
740,027	Great-West Templeton Global Bond Fund Initial Class (a)	7,230,063
638,368	Great-West U.S. Government Mortgage Securities Fund Initial Class (a)	8,017,906

TOTAL BOND MUTUAL FUNDS — 33.10% (Cost $25,904,133)		$26,478,963

EQUITY MUTUAL FUNDS
350,895	Great-West American Century Growth Fund Initial Class (a)	3,996,699
230,886	Great-West Goldman Sachs Mid Cap Value Fund Initial Class (a)	2,537,437
261,908	Great-West Invesco ADR Fund Initial Class (a)	2,894,077
107,043	Great-West Invesco Small Cap Value Fund Initial Class (a)	1,195,664
449,440	Great-West Janus Large Cap Growth Fund Initial Class (a)	3,982,038
53,928	Great-West Loomis Sayles Small Cap Value Fund Initial Class (a)	1,198,288
267,131	Great-West MFS International Growth Fund Initial Class (a)	2,898,373

Shares			Value

Equity Mutual Funds — (continued)
334,964		Great-West MFS International Value Fund Initial Class (a)	$2,900,791
469,446		Great-West Putnam Equity Income Fund Initial Class (a)	5,206,151
320,816		Great-West T. Rowe Price Equity Income Fund Initial Class (a)	5,200,431
73,456		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class (a)	1,329,558
191,244		Putnam Multi-Cap Value Fund A (a)	2,539,722

TOTAL EQUITY MUTUAL FUNDS — 44.85% (Cost $33,119,788)			$35,879,229

Account Balance

FIXED INTEREST CONTRACT
17,649,674	(b)	Great-West Life & Annuity Contract (a) 1.70% (c)	17,649,674

TOTAL FIXED INTEREST CONTRACT — 22.06% (Cost $17,649,674)			$17,649,674

TOTAL INVESTMENTS — 100.01% (Cost $76,673,595)			$80,007,866

OTHER ASSETS & LIABILITIES, NET — (0.01)%			$(6,313)

TOTAL NET ASSETS — 100.00%			$80,001,553

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2012.

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATE PROFILE II FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
6,014,717	Great-West Federated Bond Fund Initial Class (a)	$66,823,502
3,422,989	Great-West Putnam High Yield Bond Fund Initial Class (a)	28,616,193
6,847,630	Great-West Templeton Global Bond Fund Initial Class (a)	66,901,343
5,316,764	Great-West U.S. Government Mortgage Securities Fund Initial Class (a)	66,778,552

TOTAL BOND MUTUAL FUNDS — 24.12% (Cost $220,630,208)		$229,119,590

EQUITY MUTUAL FUNDS
5,001,931	Great-West American Century Growth Fund Initial Class (a)	56,971,995
2,811,000	Great-West Goldman Sachs Mid Cap Value Fund Initial Class (a)	30,892,892
4,518,753	Great-West Invesco ADR Fund Initial Class (a)	49,932,217
1,267,426	Great-West Invesco Small Cap Value Fund Initial Class (a)	14,157,146
6,388,361	Great-West Janus Large Cap Growth Fund Initial Class (a)	56,600,876
640,540	Great-West Loomis Sayles Small Cap Value Fund Initial Class (a)	14,232,808
4,621,274	Great-West MFS International Growth Fund Initial Class (a)	50,140,819
5,808,277	Great-West MFS International Value Fund Initial Class (a)	50,299,681

Shares			Value

Equity Mutual Funds — (continued)
6,867,236		Great-West Putnam Equity Income Fund Initial Class (a)	$76,157,646
1,348,863		Great-West Small Cap Growth Fund Initial Class (a)	28,514,971
4,692,695		Great-West T. Rowe Price Equity Income Fund Initial Class (a)	76,068,588
1,840,668		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class (a)	33,316,088
2,326,729		Putnam Multi-Cap Value Fund A (a)	30,898,964

TOTAL EQUITY MUTUAL FUNDS — 59.81% (Cost $485,532,424)			$568,184,691

Account Balance

FIXED INTEREST CONTRACT
152,695,801	(b)	Great-West Life & Annuity Contract (a) 1.70% (c)	152,695,801

TOTAL FIXED INTEREST CONTRACT — 16.08% (Cost $152,695,801)			$152,695,801

TOTAL INVESTMENTS — 100.01% (Cost $858,858,433)			$950,000,082

OTHER ASSETS & LIABILITIES, NET — (0.01)%			$(75,770)

TOTAL NET ASSETS — 100.00%			$949,924,312

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2012.

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATELY AGGRESSIVE PROFILE II FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
951,977	Great-West Federated Bond Fund Initial Class (a)	$10,576,461
759,058	Great-West Putnam High Yield Bond Fund Initial Class (a)	6,345,724
1,084,760	Great-West Templeton Global Bond Fund Initial Class (a)	10,598,105
841,397	Great-West U.S. Government Mortgage Securities Fund Initial Class (a)	10,567,951

TOTAL BOND MUTUAL FUNDS — 18.10% (Cost $37,245,531)		$38,088,241

EQUITY MUTUAL FUNDS
1,200,853	Great-West American Century Growth Fund Initial Class (a)	13,677,720
1,213,974	Great-West Goldman Sachs Mid Cap Value Fund Initial Class (a)	13,341,571
1,191,375	Great-West Invesco ADR Fund Initial Class (a)	13,164,692
469,836	Great-West Invesco Small Cap Value Fund Initial Class (a)	5,248,063
1,538,818	Great-West Janus Large Cap Growth Fund Initial Class (a)	13,633,929
236,634	Great-West Loomis Sayles Small Cap Value Fund Initial Class (a)	5,258,006
1,216,784	Great-West MFS International Growth Fund Initial Class (a)	13,202,110
1,526,851	Great-West MFS International Value Fund Initial Class (a)	13,222,527

Shares			Value

Equity Mutual Funds — (continued)
1,616,929		Great-West Putnam Equity Income Fund Initial Class (a)	$17,931,739
298,924		Great-West Small Cap Growth Fund Initial Class (a)	6,319,252
1,104,431		Great-West T. Rowe Price Equity Income Fund Initial Class (a)	17,902,826
389,276		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class (a)	7,045,896
1,006,023		Putnam Multi-Cap Value Fund A (a)	13,359,991

TOTAL EQUITY MUTUAL FUNDS — 72.86% (Cost $138,965,989)			$153,308,322

Account Balance

FIXED INTEREST CONTRACT
19,039,081	(b)	Great-West Life & Annuity Contract (a) 1.70% (c)	19,039,081

TOTAL FIXED INTEREST CONTRACT — 9.05% (Cost $19,039,081)			$19,039,081

TOTAL INVESTMENTS — 100.01% (Cost $195,250,601)			$210,435,644

OTHER ASSETS & LIABILITIES, NET — (0.01)%			$(16,805)

TOTAL NET ASSETS — 100.00%			$210,418,839

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2012.

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST AGGRESSIVE PROFILE II FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

EQUITY MUTUAL FUNDS
4,066,734	Great-West American Century Growth Fund Initial Class (a)	$46,320,097
4,548,330	Great-West Goldman Sachs Mid Cap Value Fund Initial Class (a)	49,986,147
4,380,813	Great-West Invesco ADR Fund Initial Class (a)	48,407,979
1,946,819	Great-West Invesco Small Cap Value Fund Initial Class (a)	21,745,973
5,210,731	Great-West Janus Large Cap Growth Fund Initial Class (a)	46,167,079
980,507	Great-West Loomis Sayles Small Cap Value Fund Initial Class (a)	21,786,863
4,468,060	Great-West MFS International Growth Fund Initial Class (a)	48,478,452
5,617,995	Great-West MFS International Value Fund Initial Class (a)	48,651,839
4,924,585	Great-West Putnam Equity Income Fund Initial Class (a)	54,613,649

Shares		Value

Equity Mutual Funds — (continued)
1,290,001	Great-West Small Cap Growth Fund Initial Class (a)	$27,270,622
3,364,491	Great-West T. Rowe Price Equity Income Fund Initial Class (a)	54,538,405
1,409,024	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class (a)	25,503,324
3,772,578	Putnam Multi-Cap Value Fund A (a)	50,099,836

TOTAL EQUITY MUTUAL FUNDS — 100.01% (Cost $457,418,292)		$543,570,265

TOTAL INVESTMENTS — 100.01% (Cost $457,418,292)		$543,570,265

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$(43,280)

TOTAL NET ASSETS — 100.00%		$543,526,985

(a)	Issuer is considered an affiliate of the Fund.

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (the Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Great-West Funds presently consist of sixty-three funds. Interests in the Great-West Conservative Profile II Fund, Great-West Moderately Conservative Profile II Fund, Great-West Moderate Profile II Fund, Great-West Moderately Aggressive Profile II Fund and Great-West Aggressive Profile II Fund (each a Fund, collectively the Funds) are included herein and are represented by separate classes of beneficial interest of the Great-West Funds.

Effective September 24, 2012, the Maxim Conservative Profile II Portfolio, Maxim Moderately Conservative Profile II Portfolio, Maxim Moderate Profile II Portfolio, Maxim Moderately Aggressive Profile II Portfolio and Maxim Aggressive Profile II Portfolio names changed to Great-West Conservative Profile II Fund, Great-West Moderately Conservative Profile II Fund, Great-West Moderate Profile II Fund, Great-West Moderately Aggressive Profile II Fund and Great-West Aggressive Profile II Fund.

The investment objective of each Fund is to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize fixed income investments for the Great-West Conservative Profile II Fund; to seek capital appreciation primarily through investments in underlying funds of Great-West Funds that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Great-West Moderately Conservative Profile II Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds with a relatively equal emphasis on equity and fixed income investments for the Great-West Moderate Profile II Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Great-West Moderately Aggressive Profile II Fund and to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments for the Great-West Aggressive Profile II Fund. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Great-West Funds.

Security Valuation

Investments in shares of the underlying mutual funds are valued at their net asset value as reported by the underlying mutual fund.

Investments in the Great-West Life & Annuity Contract (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The investment in the GWL&A Contract is a guaranteed account invested in the general account of Great-West Life & Annuity Insurance Company (GWL&A).

The Funds classify valuations into three levels based upon the transparency of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of September 28, 2012, the inputs used to value the Fund's investments are detailed in the following table. The Funds recognize transfers between levels as of the beginning of the reporting period.

Great-West Conservative Profile II Fund

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$164,216,977	$—	$—	$164,216,977
Equity Mutual Funds	103,302,534	—	—	103,302,534
Fixed Interest Contract	—	—	77,780,206	77,780,206

Total Investments	$267,519,511	$0	$77,780,206	$345,299,717

Great-West Moderately Conservative Profile II Fund

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$26,478,963	$—	$—	$26,478,963
Equity Mutual Funds	35,879,229	—	—	35,879,229
Fixed Interest Contract	—	—	17,649,674	17,649,674

Total Investments	$62,358,192	$0	$17,649,674	$80,007,866

Great-West Moderate Profile II Fund

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$229,119,590	$—	$—	$229,119,590
Equity Mutual Funds	568,184,691	—	—	568,184,691
Fixed Interest Contract	—	—	152,695,801	152,695,801

Total Investments	$797,304,281	$0	$152,695,801	$950,000,082

Great-West Moderately Aggressive Profile II Fund

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$38,088,241	$—	$—	$38,088,241
Equity Mutual Funds	153,308,322	—	—	153,308,322
Fixed Interest Contract	—	—	19,039,081	19,039,081

Total Investments	$191,396,563	$0	$19,039,081	$210,435,644

Great-West Aggressive Profile II Fund
	Level 1	Level 2	Level 3	Total
Assets
Equity Mutual Funds	$543,570,265	$—	$—	$543,570,265

Total Investments	$543,570,265	$0	$0	$543,570,265

The following is a reconciliation of change in Level 3 assets during the period ended September 28, 2012:

	Great-West Conservative Profile II Fund	Great-West Moderately Conservative Profile II Fund	Great-West Moderate Profile II Fund	Great-West Moderately Aggressive Profile II Fund
Beginning Balance, January 1, 2012	$66,826,421	$13,866,511	$137,891,791	16,660,276
Total realized gains (loss)	-	-	-	-
Total unrealized gain (loss) relating to investments not held at reporting date	-	-	-	-
Total unrealized gain (loss) relating to investments still held at reporting date	-	-	-	-
Total interest	910,492	195,676	1,847,323	77,543
Purchases	15,959,243	5,270,294	28,911,563	5,498,653
Sales	(5,915,950)	(1,682,807)	(15,954,876)	(3,197,391)
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	-	-	-	-

Ending Balance, September 28, 2012	$77,780,206	$17,649,674	$152,695,801	$19,039,081

Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be an unobservable input. As of September 28, 2012, the input to the internal model related to credit risk was not significant to the fair value measurement. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.

Risk Factors

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Investments in each Fund are subject to risks related to its allocation strategy. The success of each Fund will be impacted by the results of the underlying funds.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the underlying funds. These events may have adverse effects on the Funds such as a decline in the value and liquidity of many securities held by the Funds, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

Investing in underlying funds that primarily invest in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the underlying funds to be subject to larger short-term declines in value.

The Fund’s underlying funds may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Funds to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Each Fund may invest in underlying funds that primarily invest in bonds. Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

The underlying funds of the Funds may be invested in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Dividends

Dividends from net investment income of the Funds are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Funds, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Interest on the GWL&A Contract is accrued daily.

Federal Income Taxes

Each Fund’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. Each Fund intends to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

Each Fund files U.S. Federal and State tax returns. The statute of limitations on the Funds U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Funds State tax returns may remain open for an additional year depending on the jurisdiction.

Application of Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Funds adopted ASU No. 2011-04 for their fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the financial position of the Funds or the results of their operations.

Transactions with Affiliates

The Funds each may invest in a fixed interest contract issued by GWL&A. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of the investments in certain of the Funds and GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

On March 5, 2003, the U.S. Securities and Exchange Commission (SEC) issued exemptive relief (the Exemptive Order) to GWL&A, the Adviser and the Funds permitting the affiliated applicants to purchase the GWL&A Contract. Some of the terms and conditions under which the Exemptive Order was issued are set forth below. Any deviation from these terms and conditions would require the affiliated applicants to seek permission from the SEC to implement any such deviation. There were no deviations from the terms and conditions of the Exemptive Order as of the period ended September 28, 2012.

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds with no more than 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A or other comparable companies.

The Great-West Funds Board of Directors must annually consider whether allocation by the Funds to the GWL&A Contract is in the best interest of the shareholders as compared to allocating such amounts to another available short duration/short term bond fund.

Each of the Funds may also invest in various funds affiliated with the Adviser & GWL&A. The following tables are a summary of the transactions for each underlying investment during the period ended September 28, 2012, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.

Great-West Conservative Profile II Fund
Affiliate	Shares Held/Account Balance 9/28/2012	Market Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Market Value 9/28/2012
Great-West American Century Growth Fund Initial Class	909,524	$8,928,160	$1,815,110	$1,673,302	$126,385	$20,836	$10,359,483
Great-West Federated Bond Fund Initial Class	3,267,093	31,257,001	7,991,441	3,508,939	489,097	649,200	36,297,402
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	889,515	8,434,478	1,864,929	1,019,244	587,871	31,092	9,775,764
Great-West Invesco ADR Fund Initial Class	718,480	6,945,170	2,325,917	1,939,012	(165,882)	1,760	7,939,201
Great-West Janus Large Cap Growth Fund Initial Class	1,162,220	8,948,474	1,741,659	2,674,601	(544,184)	—	10,297,271
Great-West Life & Annuity Contract	77,780,206	66,826,421	15,959,243	5,915,950	—	910,492	77,780,206
Great-West MFS International Growth Fund Initial Class	736,447	6,976,534	2,030,712	1,858,477	117,873	—	7,990,448
Great-West MFS International Value Fund Initial Class	922,072	6,949,707	1,498,360	1,215,164	233,053	314	7,985,148
Great-West Putnam Equity Income Fund Initial Class	1,557,906	14,907,474	3,608,516	3,251,663	173,306	106,485	17,277,182
Great-West Putnam High Yield Bond Fund Initial Class	2,480,936	17,878,033	3,097,868	1,665,575	182,156	511,511	20,740,627
Great-West Short Duration Bond Fund Initial Class	2,132,268	19,314,848	4,672,649	1,809,900	160,194	318,863	22,474,101
Great-West T. Rowe Price Equity Income Fund Initial Class	1,065,317	14,902,366	3,221,569	2,327,875	657,316	154,089	17,268,785
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	255,844	3,990,845	931,681	712,514	50,957	692	4,630,777
Great-West Templeton Global Bond Fund Initial Class	3,717,168	31,184,030	6,316,541	3,479,316	283,557	805,267	36,316,726
Great-West U.S. Government Mortgage Securities Fund Initial Class	3,852,557	41,668,037	11,240,486	4,914,932	112,654	921,599	48,388,121
Putnam Multi-Cap Value Fund A	736,331	8,422,916	2,161,324	1,367,357	571,780	—	9,778,475

					$3,036,133	$4,432,200	$345,299,717

Great-West Moderately Conservative Profile II Fund
Affiliate	Shares Held/Account Balance 9/28/2012	Market Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Market Value 9/28/2012
Great-West American Century Growth Fund Initial Class	350,895	$3,153,237	$821,868	$454,048	$33,351	$7,486	$3,996,699
Great-West Federated Bond Fund Initial Class	649,850	5,684,338	2,107,129	727,974	38,629	123,439	7,219,832
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	230,886	2,015,046	563,690	247,556	53,986	7,516	2,537,437
Great-West Invesco ADR Fund Initial Class	261,908	2,327,432	917,272	524,150	(28,704)	622	2,894,077
Great-West Invesco Small Cap Value Fund Initial Class	107,043	943,073	280,870	162,374	21,645	1,799	1,195,664
Great-West Janus Large Cap Growth Fund Initial Class	449,440	3,158,597	843,332	855,554	(210,415)	—	3,982,038
Great-West Life & Annuity Contract	17,649,674	13,866,511	5,270,294	1,682,807	—	195,676	17,649,674
Great-West Loomis Sayles Small Cap Value Fund Initial Class	53,928	944,770	293,491	121,833	29,424	2,418	1,198,288
Great-West MFS International Growth Fund Initial Class	267,131	2,330,456	808,569	512,275	53,237	—	2,898,373
Great-West MFS International Value Fund Initial Class	334,964	2,327,817	657,326	365,090	57,536	111	2,900,791
Great-West Putnam Equity Income Fund Initial Class	469,446	4,139,493	1,152,785	670,815	28,693	29,823	5,206,151
Great-West Putnam High Yield Bond Fund Initial Class	479,804	3,161,507	911,358	338,243	18,422	91,795	4,011,162
Great-West T. Rowe Price Equity Income Fund Initial Class	320,816	4,129,772	1,060,302	533,718	52,696	43,136	5,200,431
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	73,456	1,047,495	315,322	143,774	14,814	193	1,329,558
Great-West Templeton Global Bond Fund Initial Class	740,027	5,670,306	1,625,259	543,768	(4,222)	152,232	7,230,063
Great-West U.S. Government Mortgage Securities Fund Initial Class	638,368	6,312,446	2,507,669	863,846	16,051	146,107	8,017,906
Putnam Multi-Cap Value Fund A	191,244	1,998,957	611,626	288,612	54,906	—	2,539,722

					$230,049	$802,353	$80,007,866

Great-West Moderate Profile II Fund
Affiliate	Shares Held/Account Balance 9/28/2012	Market Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Market Value 9/28/2012
Great-West American Century Growth Fund Initial Class	5,001,931	$51,809,971	$2,842,446	$5,321,167	$409,923	$116,474	$56,971,995
Great-West Federated Bond Fund Initial Class	6,014,717	60,512,727	13,937,317	8,579,846	1,055,261	1,221,322	66,823,502
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	2,811,000	28,184,083	2,168,239	1,378,348	1,580,643	99,797	30,892,892
Great-West Invesco ADR Fund Initial Class	4,518,753	46,160,589	7,331,993	6,099,836	75,190	11,011	49,932,217
Great-West Invesco Small Cap Value Fund Initial Class	1,267,426	12,910,601	1,203,603	1,494,959	489,962	23,191	14,157,146
Great-West Janus Large Cap Growth Fund Initial Class	6,388,361	51,891,226	3,197,481	10,415,268	(1,964,689)	—	56,600,876
Great-West Life & Annuity Contract	152,695,801	137,891,791	28,911,563	15,954,876	—	1,847,323	152,695,801
Great-West Loomis Sayles Small Cap Value Fund Initial Class	640,540	12,954,023	1,166,522	865,461	473,643	31,058	14,232,808
Great-West MFS International Growth Fund Initial Class	4,621,274	46,267,090	5,218,482	4,987,607	2,445,801	—	50,140,819
Great-West MFS International Value Fund Initial Class	5,808,277	46,205,660	3,562,049	3,351,137	2,403,255	1,983	50,299,681
Great-West Putnam Equity Income Fund Initial Class	6,867,236	69,419,534	6,550,839	9,104,502	463,778	475,191	76,157,646
Great-West Putnam High Yield Bond Fund Initial Class	3,422,989	25,960,213	3,691,219	2,837,713	502,634	715,203	28,616,193
Great-West Small Cap Growth Fund Initial Class	1,348,863	25,716,258	2,642,138	2,957,369	555,408	—	28,514,971
Great-West T. Rowe Price Equity Income Fund Initial Class	4,692,695	69,366,433	4,831,721	4,615,517	3,055,417	688,138	76,068,588
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	1,840,668	30,259,245	2,259,068	1,293,381	1,388,042	4,998	33,316,088
Great-West Templeton Global Bond Fund Initial Class	6,847,630	60,325,882	7,710,909	5,022,695	974,741	1,487,115	66,901,343
Great-West U.S. Government Mortgage Securities Fund Initial Class	5,316,764	60,470,110	14,697,506	8,906,075	223,265	1,302,076	66,778,552
Putnam Multi-Cap Value Fund A	2,326,729	28,101,828	2,976,465	1,625,059	2,204,855	—	30,898,964

					$16,337,129	$8,024,880	$950,000,082

Great-West Moderately Aggressive Profile II Fund
Affiliate	Shares Held/Account Balance 9/28/2012	Market Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Market Value 9/28/2012
Great-West American Century Growth Fund Initial Class	1,200,853	$12,059,970	$1,223,881	$1,401,518	$106,051	$27,341	$13,677,720
Great-West Federated Bond Fund Initial Class	951,977	9,274,840	3,077,294	1,989,088	99,800	193,099	10,576,461
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	1,213,974	11,783,913	1,458,547	1,005,297	380,373	42,177	13,341,571
Great-West Invesco ADR Fund Initial Class	1,191,375	11,781,863	2,848,618	2,247,426	(96,225)	2,990	13,164,692
Great-West Invesco Small Cap Value Fund Initial Class	469,836	4,624,685	685,549	608,082	194,501	8,422	5,248,063
Great-West Janus Large Cap Growth Fund Initial Class	1,538,818	12,125,804	1,299,633	2,665,545	(539,010)	—	13,633,929
Great-West Life & Annuity Contract	19,039,081	16,660,276	5,498,653	3,197,391	—	77,543	19,039,081
Great-West Loomis Sayles Small Cap Value Fund Initial Class	236,634	4,629,979	703,487	435,500	171,417	11,332	5,258,006
Great-West MFS International Growth Fund Initial Class	1,216,784	11,839,030	2,111,652	2,063,554	273,440	—	13,202,110
Great-West MFS International Value Fund Initial Class	1,526,851	11,841,185	1,754,044	1,713,613	306,666	533	13,222,527
Great-West Putnam Equity Income Fund Initial Class	1,616,929	15,852,006	2,068,520	2,137,042	115,687	108,867	17,931,739
Great-West Putnam High Yield Bond Fund Initial Class	759,058	5,575,114	1,305,432	1,045,157	(2,192)	155,044	6,345,724
Great-West Small Cap Growth Fund Initial Class	298,924	5,540,323	797,997	567,524	256,027	—	6,319,252
Great-West T. Rowe Price Equity Income Fund Initial Class	1,104,431	15,822,344	1,929,428	1,647,075	418,437	157,655	17,902,826
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	389,276	6,198,649	877,969	608,896	146,886	1,083	7,045,896
Great-West Templeton Global Bond Fund Initial Class	1,084,760	9,251,028	2,070,814	1,386,934	86,602	235,993	10,598,105
Great-West U.S. Government Mortgage Securities Fund Initial Class	841,397	9,270,512	3,267,651	2,063,657	21,803	205,938	10,567,951
Putnam Multi-Cap Value Fund A	1,006,023	11,731,936	1,769,492	1,246,645	447,121	—	13,359,991

					$2,387,384	$1,228,017	$210,435,644

Great-West Aggressive Profile II Fund
Affiliate	Shares Held 9/28/2012	Market Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Market Value 9/28/2012
Great-West American Century Growth Fund Initial Class	4,066,734	$43,414,114	$1,631,330	$5,019,122	$400,710	$94,821	$46,320,097
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	4,548,330	46,976,946	2,025,606	4,488,194	254,221	161,700	49,986,147
Great-West Invesco ADR Fund Initial Class	4,380,813	46,119,244	5,244,780	7,557,199	(2,131,337)	10,809	48,407,979
Great-West Invesco Small Cap Value Fund Initial Class	1,946,819	20,374,959	1,253,582	1,593,040	1,427,077	35,589	21,745,973
Great-West Janus Large Cap Growth Fund Initial Class	5,210,731	43,522,676	1,761,668	9,753,286	(2,379,842)	—	46,167,079
Great-West Loomis Sayles Small Cap Value Fund Initial Class	980,507	20,422,425	1,649,810	2,042,040	497,304	47,701	21,786,863
Great-West MFS International Growth Fund Initial Class	4,468,060	46,133,748	3,048,012	7,527,343	(870,643)	—	48,478,452
Great-West MFS International Value Fund Initial Class	5,617,995	46,160,525	4,166,600	4,949,747	2,882,075	1,940	48,651,839
Great-West Putnam Equity Income Fund Initial Class	4,924,585	51,307,676	2,356,940	5,808,589	282,125	341,956	54,613,649
Great-West Small Cap Growth Fund Initial Class	1,290,001	25,326,237	1,917,248	3,105,879	422,024	—	27,270,622
Great-West T. Rowe Price Equity Income Fund Initial Class	3,364,491	51,285,012	2,523,435	6,733,701	(536,522)	494,881	54,538,405
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	1,409,024	23,892,876	1,247,742	1,181,237	1,165,609	3,867	25,503,324
Putnam Multi-Cap Value Fund A	3,772,578	46,926,211	2,343,416	5,031,013	110,567	—	50,099,836

					$1,523,368	$1,193,264	$543,570,265

2. UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 28, 2012 were as follows:

	Cost For Income Tax Purposes	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
Great-West Conservative Profile II Fund	$332,369,191	$16,524,189	$(3,593,663)	$12,930,526
Great-West Moderately Conservative Profile II Fund	77,319,783	3,994,479	(1,306,396)	2,688,083
Great-West Moderate Profile II Fund	876,594,720	99,543,934	(26,138,572)	73,405,362
Great-West Moderately Aggressive Profile II Fund	196,987,061	18,218,735	(4,770,152)	13,448,583
Great-West Aggressive Profile II Fund	498,406,254	93,842,852	(48,678,841)	45,164,011

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2015 FUND I

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
1,331,058	American Century Inflation Adjusted Bond A	$17,836,177
2,083,099	Great-West Bond Index Fund Initial Class (a)	29,392,519
2,265,307	Great-West Federated Bond Fund Initial Class (a)	25,167,564
896,740	Great-West Putnam High Yield Bond Fund Initial Class (a)	7,496,750
480,356	Great-West Short Duration Bond Fund Initial Class (a)	5,062,955
530,835	Great-West Templeton Global Bond Fund Initial Class (a)	5,186,254
506,268	Metropolitan West High Yield Bond Fund	5,255,059
793,773	Oppenheimer International Bond Fund A	5,191,274

TOTAL BOND MUTUAL FUNDS — 58.42% (Cost $97,947,041)		$100,588,552

EQUITY MUTUAL FUNDS
27,574	Allianz NFJ Small Cap Value Fund A	824,184
78,047	Cohen & Steers International Realty Fund Inc	840,571
40,735	Goldman Sachs Mid Cap Value Fund A	1,547,123
218,372	Great-West American Century Growth Fund Initial Class (a)	2,487,256
553,206	Great-West International Index Fund Initial Class (a)	5,061,833
125,969	Great-West Invesco ADR Fund Initial Class (a)	1,391,962
279,917	Great-West Janus Large Cap Growth Fund Initial Class (a)	2,480,067
37,025	Great-West Loomis Sayles Small Cap Value Fund Initial Class (a)	822,690
104,952	Great-West MFS International Growth Fund Initial Class (a)	1,138,725
274,312	Great-West Putnam Equity Income Fund Initial Class (a)	3,042,117
847,058	Great-West S&P 500® Index Fund Initial Class (a)	11,071,042
439,009	Great-West S&P Mid Cap 400® Index Fund Initial Class (a)	4,741,299

Shares		Value

Equity Mutual Funds — (continued)
256,708	Great-West S&P Small Cap 600® Index Fund Initial Class (a)	$2,500,335
187,424	Great-West T. Rowe Price Equity Income Fund Initial Class (a)	3,038,140
45,590	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class (a)	825,188
24,009	Harbor International Fund Investor	1,395,892
37,554	Invesco Developing Markets Fund R5	1,225,001
74,476	Invesco Global Real Estate Fund R5	840,088
40,227	Invesco International Growth Fund R5	1,146,884
40,194	Invesco Small Cap Discovery Fund	446,155
70,402	Janus Perkins Mid Cap Value Fund S	1,544,609
199,025	Nuveen Real Estate Securities Fund	4,269,078
36,134	Oppenheimer Developing Markets Fund A	1,225,311
56,394	Sentinel Small Company Fund A	446,080
202,397	T. Rowe Price Real Estate Fund	4,264,509
32,110	Third Avenue Real Estate Value Fund	845,457
39,041	Wells Fargo Advantage Common Stock Fund A	826,891

TOTAL EQUITY MUTUAL FUNDS — 35.01% (Cost $56,112,418)		$60,288,487

MONEY MARKET FUND
3,155,576	Great-West Money Market Fund (a)	3,155,576

TOTAL MONEY MARKET FUND — 1.83% (Cost $3,155,576)		$3,155,576

Account Balance

FIXED INTEREST CONTRACT
8,208,868(b)	Great-West Life & Annuity Contract (a) 1.70% (c)	8,208,868

TOTAL FIXED INTEREST CONTRACT — 4.77% (Cost $8,208,868)		$8,208,868

TOTAL INVESTMENTS — 100.03% (Cost $165,423,903)		$172,241,483

OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(47,590)

TOTAL NET ASSETS — 100.00%		$172,193,893

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2012.

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2015 FUND II

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
4,064,294	American Century Inflation Adjusted Bond A	$54,461,534
6,335,746	Great-West Bond Index Fund Initial Class (a)	89,397,382
6,916,829	Great-West Federated Bond Fund Initial Class (a)	76,845,970
2,745,193	Great-West Putnam High Yield Bond Fund Initial Class (a)	22,949,813
1,463,894	Great-West Short Duration Bond Fund Initial Class (a)	15,429,442
1,626,677	Great-West Templeton Global Bond Fund Initial Class (a)	15,892,628
1,547,847	Metropolitan West High Yield Bond Fund	16,066,654
2,432,461	Oppenheimer International Bond Fund A	15,908,297

TOTAL BOND MUTUAL FUNDS — 49.25% (Cost $299,456,337)		$306,951,720

EQUITY MUTUAL FUNDS
131,159	Allianz NFJ Small Cap Value Fund A	3,920,352
335,800	Cohen & Steers International Realty Fund Inc	3,616,566
194,950	Goldman Sachs Mid Cap Value Fund A	7,404,186
1,053,959	Great-West American Century Growth Fund Initial Class (a)	12,004,598
2,675,061	Great-West International Index Fund Initial Class (a)	24,476,807
610,879	Great-West Invesco ADR Fund Initial Class (a)	6,750,216
1,353,281	Great-West Janus Large Cap Growth Fund Initial Class (a)	11,990,072
176,221	Great-West Loomis Sayles Small Cap Value Fund Initial Class (a)	3,915,628
508,293	Great-West MFS International Growth Fund Initial Class (a)	5,514,983
1,319,093	Great-West Putnam Equity Income Fund Initial Class (a)	14,628,744
4,075,286	Great-West S&P 500® Index Fund Initial Class (a)	53,263,992
2,113,900	Great-West S&P Mid Cap 400® Index Fund Initial Class (a)	22,830,119

Shares		Value

Equity Mutual Funds — (continued)
1,237,839	Great-West S&P Small Cap 600® Index Fund Initial Class (a)	$12,056,548
901,886	Great-West T. Rowe Price Equity Income Fund Initial Class (a)	14,619,576
220,210	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class (a)	3,985,791
116,259	Harbor International Fund Investor	6,759,317
179,947	Invesco Developing Markets Fund R5	5,869,853
320,118	Invesco Global Real Estate Fund R5	3,610,930
194,125	Invesco International Growth Fund R5	5,534,506
190,508	Invesco Small Cap Discovery Fund	2,114,641
337,427	Janus Perkins Mid Cap Value Fund S	7,403,158
789,238	Nuveen Real Estate Securities Fund	16,929,156
173,179	Oppenheimer Developing Markets Fund A	5,872,503
267,394	Sentinel Small Company Fund A	2,115,085
800,697	T. Rowe Price Real Estate Fund	16,870,675
137,915	Third Avenue Real Estate Value Fund	3,631,294
188,337	Wells Fargo Advantage Common Stock Fund A	3,988,980

TOTAL EQUITY MUTUAL FUNDS — 45.20% (Cost $262,982,617)		$281,678,276

MONEY MARKET FUND
9,673,446	Great-West Money Market Fund (a)	9,673,446

TOTAL MONEY MARKET FUND — 1.55% (Cost $9,673,446)		$9,673,446

Account Balance

FIXED INTEREST CONTRACT
25,091,293 (b)	Great-West Life & Annuity Contract (a) 1.70% (c)	25,091,293

TOTAL FIXED INTEREST CONTRACT — 4.03% (Cost $25,091,293)		$25,091,293

TOTAL INVESTMENTS — 100.03% (Cost $597,203,693)		$623,394,735

OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(187,329)

TOTAL NET ASSETS — 100.00%		$623,207,406

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2012.

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2015 FUND III

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
134,861	American Century Inflation Adjusted Bond A	$1,807,136
210,830	Great-West Bond Index Fund Initial Class (a)	2,974,816
229,978	Great-West Federated Bond Fund Initial Class (a)	2,555,050
90,271	Great-West Putnam High Yield Bond Fund Initial Class (a)	754,666
48,758	Great-West Short Duration Bond Fund Initial Class (a)	513,908
53,834	Great-West Templeton Global Bond Fund Initial Class (a)	525,963
50,837	Metropolitan West High Yield Bond Fund	527,684
80,556	Oppenheimer International Bond Fund A	526,835

TOTAL BOND MUTUAL FUNDS — 40.65% (Cost $9,999,170)		$10,186,058

EQUITY MUTUAL FUNDS
6,506	Allianz NFJ Small Cap Value Fund A	194,469
15,675	Cohen & Steers International Realty Fund Inc	168,825
9,695	Goldman Sachs Mid Cap Value Fund A	368,200
52,248	Great-West American Century Growth Fund Initial Class (a)	595,101
132,095	Great-West International Index Fund Initial Class (a)	1,208,673
30,052	Great-West Invesco ADR Fund Initial Class (a)	332,077
66,948	Great-West Janus Large Cap Growth Fund Initial Class (a)	593,162
8,711	Great-West Loomis Sayles Small Cap Value Fund Initial Class (a)	193,555
24,990	Great-West MFS International Growth Fund Initial Class (a)	271,138
65,706	Great-West Putnam Equity Income Fund Initial Class (a)	728,679
202,615	Great-West S&P 500® Index Fund Initial Class (a)	2,648,173
104,783	Great-West S&P Mid Cap 400® Index Fund Initial Class (a)	1,131,662

Shares		Value

Equity Mutual Funds — (continued)
61,179	Great-West S&P Small Cap 600® Index Fund Initial Class (a)	$595,885
44,859	Great-West T. Rowe Price Equity Income Fund Initial Class (a)	727,165
11,055	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class (a)	200,096
5,736	Harbor International Fund Investor	333,500
9,012	Invesco Developing Markets Fund R5	293,974
14,864	Invesco Global Real Estate Fund R5	167,663
9,619	Invesco International Growth Fund R5	274,243
9,414	Invesco Small Cap Discovery Fund	104,494
16,803	Janus Perkins Mid Cap Value Fund S	368,652
34,043	Nuveen Real Estate Securities Fund	730,214
8,687	Oppenheimer Developing Markets Fund A	294,575
13,228	Sentinel Small Company Fund A	104,634
34,691	T. Rowe Price Real Estate Fund	730,933
6,427	Third Avenue Real Estate Value Fund	169,223
9,447	Wells Fargo Advantage Common Stock Fund A	200,092

TOTAL EQUITY MUTUAL FUNDS — 54.79% (Cost $12,873,947)		$13,729,057

MONEY MARKET FUND
319,874	Great-West Money Market Fund (a)	319,874

TOTAL MONEY MARKET FUND — 1.28% (Cost $319,874)		$319,874

Account Balance

FIXED INTEREST CONTRACT
828,810 (b)	Great-West Life & Annuity Contract (a) 1.70% (c)	828,810

TOTAL FIXED INTEREST CONTRACT — 3.31% (Cost $828,810)		$828,810

TOTAL INVESTMENTS — 100.03% (Cost $24,021,801)		$25,063,799

OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(6,829)

TOTAL NET ASSETS — 100.00%		$25,056,970

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2012.

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2025 FUND I

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
800,364	American Century Inflation Adjusted Bond A	$10,724,879
2,204,515	Great-West Bond Index Fund Initial Class (a)	31,105,710
2,589,851	Great-West Federated Bond Fund Initial Class (a)	28,773,239
1,016,249	Great-West Putnam High Yield Bond Fund Initial Class (a)	8,495,846
288,084	Great-West Short Duration Bond Fund Initial Class (a)	3,036,402
649,382	Great-West Templeton Global Bond Fund Initial Class (a)	6,344,459
573,697	Metropolitan West High Yield Bond Fund	5,954,970
971,185	Oppenheimer International Bond Fund A	6,351,552

TOTAL BOND MUTUAL FUNDS — 47.73% (Cost $98,378,258)		$100,787,057

EQUITY MUTUAL FUNDS
55,655	Allianz NFJ Small Cap Value Fund A	1,663,542
98,091	Cohen & Steers International Realty Fund Inc	1,056,445
69,910	Goldman Sachs Mid Cap Value Fund A	2,655,168
374,922	Great-West American Century Growth Fund Initial Class (a)	4,270,356
1,113,403	Great-West International Index Fund Initial Class (a)	10,187,638
254,308	Great-West Invesco ADR Fund Initial Class (a)	2,810,104
480,644	Great-West Janus Large Cap Growth Fund Initial Class (a)	4,258,507
74,709	Great-West Loomis Sayles Small Cap Value Fund Initial Class (a)	1,660,031
211,298	Great-West MFS International Growth Fund Initial Class (a)	2,292,583
471,327	Great-West Putnam Equity Income Fund Initial Class (a)	5,227,021
1,452,781	Great-West S&P 500® Index Fund Initial Class (a)	18,987,847
752,708	Great-West S&P Mid Cap 400® Index Fund Initial Class (a)	8,129,248

Shares		Value

Equity Mutual Funds — (continued)
523,931	Great-West S&P Small Cap 600® Index Fund Initial Class (a)	$5,103,086
322,007	Great-West T. Rowe Price Equity Income Fund Initial Class (a)	5,219,738
79,232	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class (a)	1,434,102
48,477	Harbor International Fund Investor	2,818,458
88,248	Invesco Developing Markets Fund R5	2,878,637
93,273	Invesco Global Real Estate Fund R5	1,052,120
81,023	Invesco International Growth Fund R5	2,309,956
81,516	Invesco Small Cap Discovery Fund	904,823
120,870	Janus Perkins Mid Cap Value Fund S	2,651,894
227,293	Nuveen Real Estate Securities Fund	4,875,432
84,942	Oppenheimer Developing Markets Fund A	2,880,372
114,390	Sentinel Small Company Fund A	904,826
231,176	T. Rowe Price Real Estate Fund	4,870,886
40,273	Third Avenue Real Estate Value Fund	1,060,390
67,827	Wells Fargo Advantage Common Stock Fund A	1,436,568

TOTAL EQUITY MUTUAL FUNDS — 49.06% (Cost $96,958,703)		$103,599,778

MONEY MARKET FUND
1,904,201	Great-West Money Market Fund (a)	1,904,201

TOTAL MONEY MARKET FUND — 0.90% (Cost $1,904,201)		$1,904,201

Account Balance

FIXED INTEREST CONTRACT
4,930,372 (b)	Great-West Life & Annuity Contract (a) 1.70% (c)	4,930,372

TOTAL FIXED INTEREST CONTRACT — 2.34% (Cost $4,930,372)		$4,930,372

TOTAL INVESTMENTS — 100.03% (Cost $202,171,534)		$211,221,408

OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(56,491)

TOTAL NET ASSETS — 100.00%		$211,164,917

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2012.

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2025 Fund II

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
2,230,612	American Century Inflation Adjusted Bond A	$29,890,195
6,191,684	Great-West Bond Index Fund Initial Class (a)	87,364,663
7,229,751	Great-West Federated Bond Fund Initial Class (a)	80,322,537
2,843,960	Great-West Putnam High Yield Bond Fund Initial Class (a)	23,775,507
807,327	Great-West Short Duration Bond Fund Initial Class (a)	8,509,227
1,809,128	Great-West Templeton Global Bond Fund Initial Class (a)	17,675,181
1,602,859	Metropolitan West High Yield Bond Fund	16,637,676
2,705,089	Oppenheimer International Bond Fund A	17,691,282

TOTAL BOND MUTUAL FUNDS — 34.32% (Cost $275,838,439)		$281,866,268

EQUITY MUTUAL FUNDS
285,299	Allianz NFJ Small Cap Value Fund A	8,527,599
450,263	Cohen & Steers International Realty Fund Inc	4,849,331
358,664	Goldman Sachs Mid Cap Value Fund A	13,622,058
1,927,724	Great-West American Century Growth Fund Initial Class (a)	21,956,774
5,735,838	Great-West International Index Fund Initial Class (a)	52,482,917
1,307,836	Great-West Invesco ADR Fund Initial Class (a)	14,451,588
2,472,525	Great-West Janus Large Cap Growth Fund Initial Class (a)	21,906,570
383,119	Great-West Loomis Sayles Small Cap Value Fund Initial Class (a)	8,512,898
1,086,205	Great-West MFS International Growth Fund Initial Class (a)	11,785,327
2,419,807	Great-West Putnam Equity Income Fund Initial Class (a)	26,835,657
7,463,548	Great-West S&P 500® Index Fund Initial Class (a)	97,548,570
3,873,225	Great-West S&P Mid Cap 400® Index Fund Initial Class (a)	41,830,834

Shares		Value

Equity Mutual Funds — (continued)
2,687,882	Great-West S&P Small Cap 600® Index Fund Initial Class (a)	$26,179,968
1,653,392	Great-West T. Rowe Price Equity Income Fund Initial Class (a)	26,801,489
403,726	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class (a)	7,307,447
249,190	Harbor International Fund Investor	14,487,890
454,833	Invesco Developing Markets Fund R5	14,836,668
428,491	Invesco Global Real Estate Fund R5	4,833,376
415,990	Invesco International Growth Fund R5	11,859,870
413,496	Invesco Small Cap Discovery Fund	4,589,811
620,130	Janus Perkins Mid Cap Value Fund S	13,605,656
935,221	Nuveen Real Estate Securities Fund	20,060,481
437,731	Oppenheimer Developing Markets Fund A	14,843,471
580,174	Sentinel Small Company Fund A	4,589,177
950,845	T. Rowe Price Real Estate Fund	20,034,304
184,801	Third Avenue Real Estate Value Fund	4,865,800
345,735	Wells Fargo Advantage Common Stock Fund A	7,322,667

TOTAL EQUITY MUTUAL FUNDS — 63.39% (Cost $489,181,198)		$520,528,198

MONEY MARKET FUND
5,272,105	Great-West Money Market Fund (a)	5,272,105

TOTAL MONEY MARKET FUND — 0.64% (Cost $5,272,105)		$5,272,105

Account Balance
FIXED INTEREST CONTRACT
13,758,611 (b)	Great-West Life & Annuity Contract (a) 1.70% (c)	13,758,611

TOTAL FIXED INTEREST CONTRACT — 1.68% (Cost $13,758,611)		$13,758,611

TOTAL INVESTMENTS — 100.03% (Cost $784,050,353)		$821,425,182

OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(236,305)

TOTAL NET ASSETS — 100.00%		$821,188,877

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2012.

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2025 FUND III

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
90,141	American Century Inflation Adjusted Bond A	$1,207,885
248,115	Great-West Bond Index Fund Initial Class (a)	3,500,900
292,127	Great-West Federated Bond Fund Initial Class (a)	3,245,533
114,242	Great-West Putnam High Yield Bond Fund Initial Class (a)	955,065
32,506	Great-West Short Duration Bond Fund Initial Class (a)	342,615
73,266	Great-West Templeton Global Bond Fund Initial Class (a)	715,812
64,280	Metropolitan West High Yield Bond Fund	667,226
109,610	Oppenheimer International Bond Fund A	716,846

TOTAL BOND MUTUAL FUNDS — 21.81% (Cost $11,143,418)		$11,351,882

EQUITY MUTUAL FUNDS
22,261	Allianz NFJ Small Cap Value Fund A	665,370
34,065	Cohen & Steers International Realty Fund Inc	366,882
27,762	Goldman Sachs Mid Cap Value Fund A	1,054,389
149,520	Great-West American Century Growth Fund Initial Class (a)	1,703,033
444,025	Great-West International Index Fund Initial Class (a)	4,062,829
101,142	Great-West Invesco ADR Fund Initial Class (a)	1,117,621
191,815	Great-West Janus Large Cap Growth Fund Initial Class (a)	1,699,479
29,837	Great-West Loomis Sayles Small Cap Value Fund Initial Class (a)	662,978
84,231	Great-West MFS International Growth Fund Initial Class (a)	913,904
188,113	Great-West Putnam Equity Income Fund Initial Class (a)	2,086,174
579,721	Great-West S&P 500® Index Fund Initial Class (a)	7,576,950
300,495	Great-West S&P Mid Cap 400® Index Fund Initial Class (a)	3,245,350

Shares		Value

Equity Mutual Funds — (continued)
209,061	Great-West S&P Small Cap 600® Index Fund Initial Class (a)	$2,036,252
128,415	Great-West T. Rowe Price Equity Income Fund Initial Class (a)	2,081,615
31,426	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class (a)	568,813
19,302	Harbor International Fund Investor	1,122,205
35,302	Invesco Developing Markets Fund R5	1,151,553
32,342	Invesco Global Real Estate Fund R5	364,819
32,392	Invesco International Growth Fund R5	923,512
32,291	Invesco Small Cap Discovery Fund	358,427
48,065	Janus Perkins Mid Cap Value Fund S	1,054,541
62,084	Nuveen Real Estate Securities Fund	1,331,714
34,022	Oppenheimer Developing Markets Fund A	1,153,679
45,337	Sentinel Small Company Fund A	358,613
63,249	T. Rowe Price Real Estate Fund	1,332,666
13,985	Third Avenue Real Estate Value Fund	368,219
26,868	Wells Fargo Advantage Common Stock Fund A	569,066

TOTAL EQUITY MUTUAL FUNDS — 76.73% (Cost $37,447,459)		$39,930,653

MONEY MARKET FUND
214,894	Great-West Money Market Fund (a)	214,894

TOTAL MONEY MARKET FUND — 0.41% (Cost $214,894)		$214,894

Account Balance

FIXED INTEREST CONTRACT
555,683 (b)	Great-West Life & Annuity Contract (a) 1.70% (c)	555,683

TOTAL FIXED INTEREST CONTRACT — 1.07% (Cost $555,683)		$555,683

TOTAL INVESTMENTS — 100.02% (Cost $49,361,454)		$52,053,112

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(12,836)

TOTAL NET ASSETS — 100.00%		$52,040,276

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2012.

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2035 FUND I

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
144,187	American Century Inflation Adjusted Bond A	$1,932,104
1,006,350	Great-West Bond Index Fund Initial Class (a)	14,199,599
1,237,193	Great-West Federated Bond Fund Initial Class (a)	13,745,215
482,995	Great-West Putnam High Yield Bond Fund Initial Class (a)	4,037,839
52,564	Great-West Short Duration Bond Fund Initial Class (a)	554,022
327,133	Great-West Templeton Global Bond Fund Initial Class (a)	3,196,085
272,785	Metropolitan West High Yield Bond Fund	2,831,513
489,417	Oppenheimer International Bond Fund A	3,200,785

TOTAL BOND MUTUAL FUNDS — 28.64% (Cost $42,780,645)		$43,697,162

EQUITY MUTUAL FUNDS
65,745	Allianz NFJ Small Cap Value Fund A	1,965,131
71,035	Cohen & Steers International Realty Fund Inc	765,046
70,622	Goldman Sachs Mid Cap Value Fund A	2,682,223
379,510	Great-West American Century Growth Fund Initial Class (a)	4,322,619
1,315,212	Great-West International Index Fund Initial Class (a)	12,034,190
298,997	Great-West Invesco ADR Fund Initial Class (a)	3,303,919
486,705	Great-West Janus Large Cap Growth Fund Initial Class (a)	4,312,209
88,268	Great-West Loomis Sayles Small Cap Value Fund Initial Class (a)	1,961,321
249,171	Great-West MFS International Growth Fund Initial Class (a)	2,703,508
478,399	Great-West Putnam Equity Income Fund Initial Class (a)	5,305,443
1,465,931	Great-West S&P 500® Index Fund Initial Class (a)	19,159,716
764,455	Great-West S&P Mid Cap 400® Index Fund Initial Class (a)	8,256,112

Shares		Value

Equity Mutual Funds — (continued)
619,440	Great-West S&P Small Cap 600® Index Fund Initial Class (a)	$6,033,342
326,901	Great-West T. Rowe Price Equity Income Fund Initial Class (a)	5,299,066
80,062	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class (a)	1,449,117
56,972	Harbor International Fund Investor	3,312,325
119,732	Invesco Developing Markets Fund R5	3,905,662
67,507	Invesco Global Real Estate Fund R5	761,473
95,451	Invesco International Growth Fund R5	2,721,319
95,998	Invesco Small Cap Discovery Fund	1,065,577
122,146	Janus Perkins Mid Cap Value Fund S	2,679,879
151,665	Nuveen Real Estate Securities Fund	3,253,218
115,262	Oppenheimer Developing Markets Fund A	3,908,546
134,725	Sentinel Small Company Fund A	1,065,675
154,168	T. Rowe Price Real Estate Fund	3,248,328
29,125	Third Avenue Real Estate Value Fund	766,850
68,537	Wells Fargo Advantage Common Stock Fund A	1,451,619

TOTAL EQUITY MUTUAL FUNDS — 70.59% (Cost $101,521,955)		$107,693,433

MONEY MARKET FUND
337,077	Great-West Money Market Fund (a)	337,077

TOTAL MONEY MARKET FUND — 0.22% (Cost $337,077)		$337,077

Account Balance
FIXED INTEREST CONTRACT
888,778 (b)	Great-West Life & Annuity Contract (a) 1.70% (c)	888,778

TOTAL FIXED INTEREST CONTRACT — 0.58% (Cost $888,778)		$888,778

TOTAL INVESTMENTS — 100.03% (Cost $145,528,455)		$152,616,450

OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(39,492)

TOTAL NET ASSETS — 100.00%		$152,576,958

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2012.

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2035 FUND II

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
278,566	American Century Inflation Adjusted Bond A	$3,732,779
1,956,617	Great-West Bond Index Fund Initial Class (a)	27,607,862
2,406,063	Great-West Federated Bond Fund Initial Class (a)	26,731,360
945,096	Great-West Putnam High Yield Bond Fund Initial Class (a)	7,901,004
100,674	Great-West Short Duration Bond Fund Initial Class (a)	1,061,100
640,114	Great-West Templeton Global Bond Fund Initial Class (a)	6,253,913
528,505	Metropolitan West High Yield Bond Fund	5,485,888
957,465	Oppenheimer International Bond Fund A	6,261,822

TOTAL BOND MUTUAL FUNDS — 15.34% (Cost $83,244,364)		$85,035,728

EQUITY MUTUAL FUNDS
287,411	Allianz NFJ Small Cap Value Fund A	8,590,706
309,702	Cohen & Steers International Realty Fund Inc	3,335,495
309,813	Goldman Sachs Mid Cap Value Fund A	11,766,683
1,663,033	Great-West American Century Growth Fund Initial Class (a)	18,941,943
5,758,238	Great-West International Index Fund Initial Class (a)	52,687,882
1,313,209	Great-West Invesco ADR Fund Initial Class (a)	14,510,954
2,133,944	Great-West Janus Large Cap Growth Fund Initial Class (a)	18,906,747
386,077	Great-West Loomis Sayles Small Cap Value Fund Initial Class (a)	8,578,639
1,095,242	Great-West MFS International Growth Fund Initial Class (a)	11,883,376
2,091,458	Great-West Putnam Equity Income Fund Initial Class (a)	23,194,275
6,397,393	Great-West S&P 500® Index Fund Initial Class (a)	83,613,923
3,343,139	Great-West S&P Mid Cap 400® Index Fund Initial Class (a)	36,105,906

Shares		Value

Equity Mutual Funds — (continued)
2,709,305	Great-West S&P Small Cap 600® Index Fund Initial Class (a)	$26,388,629
1,428,671	Great-West T. Rowe Price Equity Income Fund Initial Class (a)	23,158,759
349,698	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class (a)	6,329,534
250,115	Harbor International Fund Investor	14,541,684
524,521	Invesco Developing Markets Fund R5	17,109,881
294,618	Invesco Global Real Estate Fund R5	3,323,290
419,036	Invesco International Growth Fund R5	11,946,717
419,285	Invesco Small Cap Discovery Fund	4,654,065
535,365	Janus Perkins Mid Cap Value Fund S	11,745,898
565,096	Nuveen Real Estate Securities Fund	12,121,299
504,747	Oppenheimer Developing Markets Fund A	17,115,982
588,310	Sentinel Small Company Fund A	4,653,528
574,528	T. Rowe Price Real Estate Fund	12,105,315
127,221	Third Avenue Real Estate Value Fund	3,349,732
299,508	Wells Fargo Advantage Common Stock Fund A	6,343,569

TOTAL EQUITY MUTUAL FUNDS — 84.26% (Cost $441,164,179)		$467,004,411

MONEY MARKET FUND
668,389	Great-West Money Market Fund (a)	668,389

TOTAL MONEY MARKET FUND — 0.12% (Cost $668,389)		$668,389

Account Balance

FIXED INTEREST CONTRACT
1,726,874 (b)	Great-West Life & Annuity Contract (a) 1.70% (c)	1,726,874

TOTAL FIXED INTEREST CONTRACT — 0.31% (Cost $1,726,874)		$1,726,874

TOTAL INVESTMENTS — 100.03% (Cost $526,803,806)		$554,435,402

OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(152,190)

TOTAL NET ASSETS — 100.00%		$554,283,212

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2012.

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2035 FUND III

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
12,013	American Century Inflation Adjusted Bond A	$160,972
84,602	Great-West Bond Index Fund Initial Class (a)	1,193,731
103,826	Great-West Federated Bond Fund Initial Class (a)	1,153,511
40,757	Great-West Putnam High Yield Bond Fund Initial Class (a)	340,730
4,301	Great-West Short Duration Bond Fund Initial Class (a)	45,336
27,876	Great-West Templeton Global Bond Fund Initial Class (a)	272,350
23,338	Metropolitan West High Yield Bond Fund	242,244
41,703	Oppenheimer International Bond Fund A	272,735

TOTAL BOND MUTUAL FUNDS — 7.37% (Cost $3,612,319)		$3,681,609

EQUITY MUTUAL FUNDS
28,457	Allianz NFJ Small Cap Value Fund A	850,590
32,619	Cohen & Steers International Realty Fund Inc	351,303
30,651	Goldman Sachs Mid Cap Value Fund A	1,164,110
164,976	Great-West American Century Growth Fund Initial Class (a)	1,879,082
569,144	Great-West International Index Fund Initial Class (a)	5,207,666
129,659	Great-West Invesco ADR Fund Initial Class (a)	1,432,728
211,549	Great-West Janus Large Cap Growth Fund Initial Class (a)	1,874,322
38,132	Great-West Loomis Sayles Small Cap Value Fund Initial Class (a)	847,296
108,055	Great-West MFS International Growth Fund Initial Class (a)	1,172,391
207,350	Great-West Putnam Equity Income Fund Initial Class (a)	2,299,509
637,105	Great-West S&P 500® Index Fund Initial Class (a)	8,326,969
331,204	Great-West S&P Mid Cap 400® Index Fund Initial Class (a)	3,577,007

Shares		Value

Equity Mutual Funds — (continued)
268,283	Great-West S&P Small Cap 600® Index Fund Initial Class (a)	$2,613,077
141,490	Great-West T. Rowe Price Equity Income Fund Initial Class (a)	2,293,560
34,647	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class (a)	627,116
24,724	Harbor International Fund Investor	1,437,475
52,009	Invesco Developing Markets Fund R5	1,696,533
31,056	Invesco Global Real Estate Fund R5	350,310
41,456	Invesco International Growth Fund R5	1,181,918
41,425	Invesco Small Cap Discovery Fund	459,812
53,098	Janus Perkins Mid Cap Value Fund S	1,164,967
51,561	Nuveen Real Estate Securities Fund	1,105,986
50,077	Oppenheimer Developing Markets Fund A	1,698,104
58,155	Sentinel Small Company Fund A	460,009
52,548	T. Rowe Price Real Estate Fund	1,107,182
13,417	Third Avenue Real Estate Value Fund	353,259
29,646	Wells Fargo Advantage Common Stock Fund A	627,905

TOTAL EQUITY MUTUAL FUNDS — 92.44% (Cost $43,170,917)		$46,160,186

MONEY MARKET FUND
30,177	Great-West Money Market Fund (a)	30,177

TOTAL MONEY MARKET FUND — 0.06% (Cost $30,177)		$30,177

Account Balance

FIXED INTEREST CONTRACT
75,455 (b)	Great-West Life & Annuity Contract (a) 1.70% (c)	75,455

TOTAL FIXED INTEREST CONTRACT — 0.15% (Cost $75,455)		$75,455

TOTAL INVESTMENTS — 100.02% (Cost $46,888,868)		$49,947,427

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(11,473)

TOTAL NET ASSETS — 100.00%		$49,935,954

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2012.

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2045 FUND I

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
292,820	Great-West Bond Index Fund Initial Class (a)	$4,131,692
372,071	Great-West Federated Bond Fund Initial Class (a)	4,133,712
145,242	Great-West Putnam High Yield Bond Fund Initial Class (a)	1,214,227
106,439	Great-West Templeton Global Bond Fund Initial Class (a)	1,039,912
81,704	Metropolitan West High Yield Bond Fund	848,083
159,243	Oppenheimer International Bond Fund A	1,041,446

TOTAL BOND MUTUAL FUNDS — 17.43% (Cost $12,129,987)		$12,409,072

EQUITY MUTUAL FUNDS
38,806	Allianz NFJ Small Cap Value Fund A	1,159,899
33,152	Cohen & Steers International Realty Fund Inc	357,046
36,397	Goldman Sachs Mid Cap Value Fund A	1,382,374
195,409	Great-West American Century Growth Fund Initial Class (a)	2,225,712
778,991	Great-West International Index Fund Initial Class (a)	7,127,765
177,456	Great-West Invesco ADR Fund Initial Class (a)	1,960,890
250,711	Great-West Janus Large Cap Growth Fund Initial Class (a)	2,221,300
52,125	Great-West Loomis Sayles Small Cap Value Fund Initial Class (a)	1,158,228
147,723	Great-West MFS International Growth Fund Initial Class (a)	1,602,797
245,404	Great-West Putnam Equity Income Fund Initial Class (a)	2,721,525

Shares		Value

Equity Mutual Funds — (continued)
754,413	Great-West S&P 500® Index Fund Initial Class (a)	$9,860,182
392,989	Great-West S&P Mid Cap 400® Index Fund Initial Class (a)	4,244,276
366,050	Great-West S&P Small Cap 600® Index Fund Initial Class (a)	3,565,331
167,631	Great-West T. Rowe Price Equity Income Fund Initial Class (a)	2,717,294
40,957	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class (a)	741,321
33,801	Harbor International Fund Investor	1,965,180
80,949	Invesco Developing Markets Fund R5	2,640,560
31,509	Invesco Global Real Estate Fund R5	355,417
56,523	Invesco International Growth Fund R5	1,611,469
56,403	Invesco Small Cap Discovery Fund	626,068
62,898	Janus Perkins Mid Cap Value Fund S	1,379,987
65,210	Nuveen Real Estate Securities Fund	1,398,758
77,904	Oppenheimer Developing Markets Fund A	2,641,716
79,127	Sentinel Small Company Fund A	625,895
66,310	T. Rowe Price Real Estate Fund	1,397,158
13,601	Third Avenue Real Estate Value Fund	358,109
35,075	Wells Fargo Advantage Common Stock Fund A	742,897

TOTAL EQUITY MUTUAL FUNDS — 82.59% (Cost $55,596,421)		$58,789,154

TOTAL INVESTMENTS — 100.02% (Cost $67,726,408)		$71,198,226

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(17,715)

TOTAL NET ASSETS — 100.00%		$71,180,511

(a)	Issuer is considered an affiliate of the Fund.

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2045 FUND II

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
552,816	Great-West Bond Index Fund Initial Class (a)	$7,800,238
702,430	Great-West Federated Bond Fund Initial Class (a)	7,803,995
272,874	Great-West Putnam High Yield Bond Fund Initial Class (a)	2,281,221
200,052	Great-West Templeton Global Bond Fund Initial Class (a)	1,954,507
155,100	Metropolitan West High Yield Bond Fund	1,609,940
299,408	Oppenheimer International Bond Fund A	1,958,129

TOTAL BOND MUTUAL FUNDS — 8.95% (Cost $22,864,841)		$23,408,030

EQUITY MUTUAL FUNDS
158,303	Allianz NFJ Small Cap Value Fund A	4,731,675
146,546	Cohen & Steers International Realty Fund Inc	1,578,298
147,372	Goldman Sachs Mid Cap Value Fund A	5,597,174
793,827	Great-West American Century Growth Fund Initial Class (a)	9,041,695
3,175,863	Great-West International Index Fund Initial Class (a)	29,059,150
722,487	Great-West Invesco ADR Fund Initial Class (a)	7,983,483
1,019,810	Great-West Janus Large Cap Growth Fund Initial Class (a)	9,035,518
212,751	Great-West Loomis Sayles Small Cap Value Fund Initial Class (a)	4,727,318
601,971	Great-West MFS International Growth Fund Initial Class (a)	6,531,388
997,737	Great-West Putnam Equity Income Fund Initial Class (a)	11,064,899

Shares		Value

Equity Mutual Funds — (continued)
3,063,791	Great-West S&P 500® Index Fund Initial Class (a)	$40,043,749
1,595,633	Great-West S&P Mid Cap 400® Index Fund Initial Class (a)	17,232,838
1,490,712	Great-West S&P Small Cap 600® Index Fund Initial Class (a)	14,519,532
681,940	Great-West T. Rowe Price Equity Income Fund Initial Class (a)	11,054,252
166,491	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class (a)	3,013,481
137,500	Harbor International Fund Investor	7,994,261
328,655	Invesco Developing Markets Fund R5	10,720,727
139,119	Invesco Global Real Estate Fund R5	1,569,269
229,872	Invesco International Growth Fund R5	6,553,650
228,469	Invesco Small Cap Discovery Fund	2,536,007
254,933	Janus Perkins Mid Cap Value Fund S	5,593,228
236,121	Nuveen Real Estate Securities Fund	5,064,788
316,458	Oppenheimer Developing Markets Fund A	10,731,081
320,531	Sentinel Small Company Fund A	2,535,404
239,788	T. Rowe Price Real Estate Fund	5,052,325
60,117	Third Avenue Real Estate Value Fund	1,582,892
142,459	Wells Fargo Advantage Common Stock Fund A	3,017,274

TOTAL EQUITY MUTUAL FUNDS — 91.08% (Cost $225,905,340)		$238,165,356

TOTAL INVESTMENTS — 100.03% (Cost $248,770,181)		$261,573,386

OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(67,684)

TOTAL NET ASSETS — 100.00%		$261,505,702

(a)	Issuer is considered an affiliate of the Fund.

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2045 FUND III

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
35,913	Great-West Bond Index Fund Initial Class (a)	$506,729
45,620	Great-West Federated Bond Fund Initial Class (a)	506,841
17,897	Great-West Putnam High Yield Bond Fund Initial Class (a)	149,615
13,022	Great-West Templeton Global Bond Fund Initial Class (a)	127,224
9,962	Metropolitan West High Yield Bond Fund	103,411
19,491	Oppenheimer International Bond Fund A	127,471

TOTAL BOND MUTUAL FUNDS — 5.21% (Cost $1,493,119)		$1,521,291

EQUITY MUTUAL FUNDS
18,356	Allianz NFJ Small Cap Value Fund A	548,663
19,164	Cohen & Steers International Realty Fund Inc	206,399
17,122	Goldman Sachs Mid Cap Value Fund A	650,311
92,165	Great-West American Century Growth Fund Initial Class (a)	1,049,755
367,945	Great-West International Index Fund Initial Class (a)	3,366,692
83,705	Great-West Invesco ADR Fund Initial Class (a)	924,935
118,280	Great-West Janus Large Cap Growth Fund Initial Class (a)	1,047,961
24,621	Great-West Loomis Sayles Small Cap Value Fund Initial Class (a)	547,076
69,899	Great-West MFS International Growth Fund Initial Class (a)	758,403
115,944	Great-West Putnam Equity Income Fund Initial Class (a)	1,285,821

Shares		Value

Equity Mutual Funds — (continued)
355,731	Great-West S&P 500® Index Fund Initial Class (a)	$4,649,404
185,234	Great-West S&P Mid Cap 400® Index Fund Initial Class (a)	2,000,524
172,747	Great-West S&P Small Cap 600® Index Fund Initial Class (a)	1,682,557
79,140	Great-West T. Rowe Price Equity Income Fund Initial Class (a)	1,282,868
19,418	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class (a)	351,467
15,954	Harbor International Fund Investor	927,563
38,319	Invesco Developing Markets Fund R5	1,249,974
18,174	Invesco Global Real Estate Fund R5	205,005
26,800	Invesco International Growth Fund R5	764,060
26,541	Invesco Small Cap Discovery Fund	294,600
29,644	Janus Perkins Mid Cap Value Fund S	650,388
25,744	Nuveen Real Estate Securities Fund	552,204
36,933	Oppenheimer Developing Markets Fund A	1,252,402
37,250	Sentinel Small Company Fund A	294,649
26,210	T. Rowe Price Real Estate Fund	552,250
7,859	Third Avenue Real Estate Value Fund	206,929
16,598	Wells Fargo Advantage Common Stock Fund A	351,554

TOTAL EQUITY MUTUAL FUNDS — 94.81% (Cost $26,055,393)		$27,654,414

TOTAL INVESTMENTS — 100.02% (Cost $27,548,512)		$29,175,705

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(6,058)

TOTAL NET ASSETS — 100.00%		$29,169,647

(a)	Issuer is considered an affiliate of the Fund.

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2055 FUND I

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
71,192	Great-West Bond Index Fund Initial Class (a)	$1,004,513
90,458	Great-West Federated Bond Fund Initial Class (a)	1,004,994
35,483	Great-West Putnam High Yield Bond Fund Initial Class (a)	296,636
30,642	Great-West Templeton Global Bond Fund Initial Class (a)	299,368
19,969	Metropolitan West High Yield Bond Fund	207,281
45,818	Oppenheimer International Bond Fund A	299,653

TOTAL BOND MUTUAL FUNDS — 15.17% (Cost $3,041,367)		$3,112,445

EQUITY MUTUAL FUNDS
12,150	Allianz NFJ Small Cap Value Fund A	363,176
9,521	Cohen & Steers International Realty Fund Inc	102,538
9,961	Goldman Sachs Mid Cap Value Fund A	378,328
53,643	Great-West American Century Growth Fund Initial Class (a)	610,998
245,103	Great-West International Index Fund Initial Class (a)	2,242,690
55,842	Great-West Invesco ADR Fund Initial Class (a)	617,058
68,835	Great-West Janus Large Cap Growth Fund Initial Class (a)	609,881
16,327	Great-West Loomis Sayles Small Cap Value Fund Initial Class (a)	362,792
46,582	Great-West MFS International Growth Fund Initial Class (a)	505,420
67,434	Great-West Putnam Equity Income Fund Initial Class (a)	747,845

Shares		Value

Equity Mutual Funds — (continued)
207,456	Great-West S&P 500® Index Fund Initial Class (a)	$2,711,447
107,849	Great-West S&P Mid Cap 400® Index Fund Initial Class (a)	1,164,766
114,406	Great-West S&P Small Cap 600® Index Fund Initial Class (a)	1,114,317
46,063	Great-West T. Rowe Price Equity Income Fund Initial Class (a)	746,677
11,238	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class (a)	203,407
10,632	Harbor International Fund Investor	618,130
28,835	Invesco Developing Markets Fund R5	940,597
9,081	Invesco Global Real Estate Fund R5	102,431
17,805	Invesco International Growth Fund R5	507,613
17,555	Invesco Small Cap Discovery Fund	194,858
17,201	Janus Perkins Mid Cap Value Fund S	377,392
17,281	Nuveen Real Estate Securities Fund	370,688
27,738	Oppenheimer Developing Markets Fund A	940,601
24,628	Sentinel Small Company Fund A	194,805
17,566	T. Rowe Price Real Estate Fund	370,113
3,913	Third Avenue Real Estate Value Fund	103,026
9,630	Wells Fargo Advantage Common Stock Fund A	203,955

TOTAL EQUITY MUTUAL FUNDS — 84.85% (Cost $16,597,213)		$17,405,549

TOTAL INVESTMENTS — 100.02% (Cost $19,638,580)		$20,517,994

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(4,911)

TOTAL NET ASSETS — 100.00%		$20,513,083

(a)	Issuer is considered an affiliate of the Fund.

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2055 FUND II

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
107,846	Great-West Bond Index Fund Initial Class (a)	$1,521,701
137,034	Great-West Federated Bond Fund Initial Class (a)	1,522,443
53,691	Great-West Putnam High Yield Bond Fund Initial Class (a)	448,857
46,316	Great-West Templeton Global Bond Fund Initial Class (a)	452,505
29,973	Metropolitan West High Yield Bond Fund	311,124
69,315	Oppenheimer International Bond Fund A	453,322

TOTAL BOND MUTUAL FUNDS — 8.12% (Cost $4,602,382)		$4,709,952

EQUITY MUTUAL FUNDS
37,446	Allianz NFJ Small Cap Value Fund A	1,119,263
32,045	Cohen & Steers International Realty Fund Inc	345,129
30,690	Goldman Sachs Mid Cap Value Fund A	1,165,609
164,889	Great-West American Century Growth Fund Initial Class (a)	1,878,088
754,646	Great-West International Index Fund Initial Class (a)	6,905,014
171,955	Great-West Invesco ADR Fund Initial Class (a)	1,900,100
211,782	Great-West Janus Large Cap Growth Fund Initial Class (a)	1,876,386
50,283	Great-West Loomis Sayles Small Cap Value Fund Initial Class (a)	1,117,282
143,423	Great-West MFS International Growth Fund Initial Class (a)	1,556,144
207,338	Great-West Putnam Equity Income Fund Initial Class (a)	2,299,378

Shares		Value

Equity Mutual Funds — (continued)
634,557	Great-West S&P 500® Index Fund Initial Class (a)	$8,293,661
331,324	Great-West S&P Mid Cap 400® Index Fund Initial Class (a)	3,578,299
351,925	Great-West S&P Small Cap 600® Index Fund Initial Class (a)	3,427,750
141,584	Great-West T. Rowe Price Equity Income Fund Initial Class (a)	2,295,086
34,723	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class (a)	628,482
32,750	Harbor International Fund Investor	1,904,103
88,787	Invesco Developing Markets Fund R5	2,896,237
30,403	Invesco Global Real Estate Fund R5	342,942
54,883	Invesco International Growth Fund R5	1,564,705
54,349	Invesco Small Cap Discovery Fund	603,272
53,117	Janus Perkins Mid Cap Value Fund S	1,165,386
46,071	Nuveen Real Estate Securities Fund	988,224
85,556	Oppenheimer Developing Markets Fund A	2,901,202
76,250	Sentinel Small Company Fund A	603,135
46,865	T. Rowe Price Real Estate Fund	987,453
13,146	Third Avenue Real Estate Value Fund	346,140
29,697	Wells Fargo Advantage Common Stock Fund A	628,977

TOTAL EQUITY MUTUAL FUNDS — 91.91% (Cost $50,925,085)		$53,317,447

TOTAL INVESTMENTS — 100.03% (Cost $55,527,467)		$58,027,399

OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(14,521)

TOTAL NET ASSETS — 100.00%		$58,012,878

(a)	Issuer is considered an affiliate of the Fund.

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2055 FUND III

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
3,215	Great-West Bond Index Fund Initial Class (a)	$45,366
4,085	Great-West Federated Bond Fund Initial Class (a)	45,387
1,590	Great-West Putnam High Yield Bond Fund Initial Class (a)	13,288
1,372	Great-West Templeton Global Bond Fund Initial Class (a)	13,403
913	Metropolitan West High Yield Bond Fund	9,476
2,053	Oppenheimer International Bond Fund A	13,428

TOTAL BOND MUTUAL FUNDS — 5.09% (Cost $137,819)		$140,348

EQUITY MUTUAL FUNDS
1,836	Allianz NFJ Small Cap Value Fund A	54,870
1,756	Cohen & Steers International Realty Fund Inc	18,910
1,504	Goldman Sachs Mid Cap Value Fund A	57,121
8,103	Great-West American Century Growth Fund Initial Class (a)	92,299
36,996	Great-West International Index Fund Initial Class (a)	338,511
8,421	Great-West Invesco ADR Fund Initial Class (a)	93,058
10,410	Great-West Janus Large Cap Growth Fund Initial Class (a)	92,237
2,464	Great-West Loomis Sayles Small Cap Value Fund Initial Class (a)	54,755
7,027	Great-West MFS International Growth Fund Initial Class (a)	76,243
10,208	Great-West Putnam Equity Income Fund Initial Class (a)	113,203

Shares		Value

Equity Mutual Funds — (continued)
31,252	Great-West S&P 500® Index Fund Initial Class (a)	$408,460
16,300	Great-West S&P Mid Cap 400® Index Fund Initial Class (a)	176,043
17,320	Great-West S&P Small Cap 600® Index Fund Initial Class (a)	168,699
6,966	Great-West T. Rowe Price Equity Income Fund Initial Class (a)	112,912
1,714	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class (a)	31,017
1,605	Harbor International Fund Investor	93,314
4,355	Invesco Developing Markets Fund R5	142,067
1,665	Invesco Global Real Estate Fund R5	18,785
2,693	Invesco International Growth Fund R5	76,780
2,660	Invesco Small Cap Discovery Fund	29,531
2,600	Janus Perkins Mid Cap Value Fund S	57,048
2,048	Nuveen Real Estate Securities Fund	43,925
4,196	Oppenheimer Developing Markets Fund A	142,279
3,731	Sentinel Small Company Fund A	29,511
2,086	T. Rowe Price Real Estate Fund	43,946
720	Third Avenue Real Estate Value Fund	18,961
1,466	Wells Fargo Advantage Common Stock Fund A	31,040

TOTAL EQUITY MUTUAL FUNDS — 94.93% (Cost $2,486,312)		$2,615,525

TOTAL INVESTMENTS — 100.02% (Cost $2,624,131)		$2,755,873

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(571)

TOTAL NET ASSETS — 100.00%		$2,755,302

(a)	Issuer is considered an affiliate of the Fund.

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (the Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds changed its name from Maxim Series Fund, Inc on September 24, 2012 and presently consists of sixty-three funds. Interests in the Great-West Lifetime 2015 Fund I, the Great-West Lifetime 2015 Fund II, the Great-West Lifetime 2015 Fund III, the Great-West Lifetime 2025 Fund I, the Great-West Lifetime 2025 Fund II, the Great-West Lifetime 2025 Fund III, the Great-West Lifetime 2035 Fund I, the Great-West Lifetime 2035 Fund II, the Great-West Lifetime 2035 Fund III, the Great-West Lifetime 2045 Fund I, the Great-West Lifetime 2045 Fund II, the Great-West Lifetime 2045 Fund III, the Great-West Lifetime 2055 Fund I, the Great-West Lifetime 2055 Fund II, and the Great-West Lifetime 2055 Fund III (each a Fund, collectively the Funds) are included herein and are represented by separate classes of beneficial interest of the Great-West Funds.

Effective September 24, 2012, the Maxim Lifetime 2015 I Portfolio, the Maxim Lifetime 2015 II Portfolio, the Maxim Lifetime 2015 III Portfolio, the Maxim Lifetime 2025 I Portfolio, the Maxim Lifetime 2025 II Portfolio, the Maxim Lifetime 2025 III Portfolio, the Maxim Lifetime 2035 I Portfolio, the Maxim Lifetime 2035 II Portfolio, the Maxim Lifetime 2035 III Portfolio, the Maxim Lifetime 2045 I Portfolio, the Maxim Lifetime 2045 II Portfolio, the Maxim Lifetime 2045 III Portfolio, the Maxim Lifetime 2055 I Portfolio, the Maxim Lifetime 2055 II Portfolio, and the Maxim Lifetime 2055 III Portfolio names changed to the Great-West Lifetime 2015 I Fund, the Great-West Lifetime 2015 II Fund, the Great-West Lifetime 2015 III Fund, the Great-West Lifetime 2025 I Fund, the Great-West Lifetime 2025 II Fund, the Great-West Lifetime 2025 III Fund, the Great-West Lifetime 2035 I Fund, the Great-West Lifetime 2035 II Fund, the Great-West Lifetime 2035 III Fund, the Great-West Lifetime 2045 I Fund, the Great-West Lifetime 2045 II Fund, the Great-West Lifetime 2045 III Fund, the Great-West Lifetime 2055 I Fund, the Great-West Lifetime 2055 II Fund, and the Great-West Lifetime 2055 III Fund.

The investment objective of each Fund is to seek capital appreciation and income consistent with its current asset allocation. There are three risk profile options for each available year designated in the name of each Fund. The Fund I series are generally expected to pursue a more conservative allocation strategy relative to the Fund II or Fund III series. The Fund II series are generally expected to pursue a more moderate allocation strategy relative to the Fund I or Fund III series. The Fund III series are generally expected to pursue a more aggressive allocation strategy relative to the Fund I or Fund II series. After the transition year, noted in the name of the Fund, the investment objective is to seek income and secondarily, capital growth. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Great-West Funds.

Security Valuation

Investments in shares of the underlying mutual funds are valued at their net asset value as reported by the underlying mutual fund.

Investments in the Great-West Life & Annuity Contract (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The investment in the GWL&A Contract is a guaranteed account invested in the general account of Great-West Life & Annuity Insurance Company (GWL&A).

The Funds classify valuations into three levels based upon the transparency of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of September 28, 2012, the inputs used to value the Fund’s investments are detailed in the following table. The Funds recognize transfers between levels as of the beginning of the reporting period.

Great-West Lifetime 2015 Fund I

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$100,588,552	$—	$—	$100,588,552
Equity Mutual Funds	60,288,487	—	—	60,288,487
Money Market Fund	3,155,576	—	—	3,155,576
Fixed Interest Contract	—	—	8,208,868	8,208,868

Total Investments	$164,032,615	$0	$8,208,868	$172,241,483

Great-West Lifetime 2015 Fund II
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$306,951,720	$—	$—	$306,951,720
Equity Mutual Funds	281,678,276	—	—	281,678,276
Money Market Fund	9,673,446	—	—	9,673,446
Fixed Interest Contract	—	—	25,091,293	25,091,293

Total Investments	$598,303,442	$0	$25,091,293	$623,394,735

Great-West Lifetime 2015 Fund III
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$10,186,058	$—	$—	$10,186,058
Equity Mutual Funds	13,729,057	—	—	13,729,057
Money Market Fund	319,874	—	—	319,874
Fixed Interest Contract	—	—	828,810	828,810

Total Investments	$24,234,989	$0	$828,810	$25,063,799

Great-West Lifetime 2025 Fund I
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$100,787,057	$—	$—	$100,787,057
Equity Mutual Funds	103,599,778	—	—	103,599,778
Money Market Fund	1,904,201	—	—	1,904,201
Fixed Interest Contract	—	—	4,930,372	4,930,372

Total Investments	$206,291,036	$0	$4,930,372	$211,221,408

Great-West Lifetime 2025 Fund II
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$281,866,268	$—	$—	$281,866,268
Equity Mutual Funds	520,528,198	—	—	520,528,198
Money Market Fund	5,272,105	—	—	5,272,105
Fixed Interest Contract	—	—	13,758,611	13,758,611

Total Investments	$807,666,571	$0	$13,758,611	$821,425,182

Great-West Lifetime 2025 Fund III
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$11,351,882	$—	$—	$11,351,882
Equity Mutual Funds	39,930,653	—	—	39,930,653
Money Market Fund	214,894	—	—	214,894
Fixed Interest Contract	—	—	555,683	555,683

Total Investments	$51,497,429	$0	$555,683	$52,053,112

Great-West Lifetime 2035 Fund I
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$43,697,162	$—	$—	$43,697,162
Equity Mutual Funds	107,693,433	—	—	107,693,433
Money Market Fund	337,077	—	—	337,077
Fixed Interest Contract	—	—	888,778	888,778

Total Investments	$151,727,672	$0	$888,778	$152,616,450

Great-West Lifetime 2035 Fund II
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$85,035,728	$—	$—	$85,035,728
Equity Mutual Funds	467,004,411	—	—	467,004,411
Money Market Fund	668,389	—	—	668,389

Fixed Interest Contract	—	—	1,726,874	1,726,874

Total Investments	$552,708,528	$0	$1,726,874	$554,435,402

Great-West Lifetime 2035 Fund III
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$3,681,609	$—	$—	$3,681,609
Equity Mutual Funds	46,160,186	—	—	46,160,186
Money Market Fund	30,177	—	—	30,177
Fixed Interest Contract	—	—	75,455	75,455

Total Investments	$49,871,972	$0	$75,455	$49,947,427

Great-West Lifetime 2045 Fund I
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$12,409,072	$—	$—	$12,409,072
Equity Mutual Funds	58,789,154	—	—	58,789,154

Total Investments	$71,198,226	$0	$0	$71,198,226

Great-West Lifetime 2045 Fund II
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$23,408,030	$—	$—	$23,408,030
Equity Mutual Funds	238,165,356	—	—	238,165,356

Total Investments	$261,573,386	$0	$0	$261,573,386

Great-West Lifetime 2045 Fund III
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$1,521,291	$—	$—	$1,521,291
Equity Mutual Funds	27,654,414	—	—	27,654,414

Total Investments	$29,175,705	$0	$0	$29,175,705

Great-West Lifetime 2055 Fund I
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$3,112,445	$—	$—	$3,112,445
Equity Mutual Funds	17,405,549	—	—	17,405,549

Total Investments	$20,517,994	$0	$0	$20,517,994

Great-West Lifetime 2055 Fund II

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$4,709,952	$—	$—	$4,709,952
Equity Mutual Funds	53,317,447	—	—	53,317,447

Total Investments	$58,027,399	$0	$0	$58,027,399

Great-West Lifetime 2055 Fund III

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$140,348	$—	$—	$140,348
Equity Mutual Funds	2,615,525	—	—	2,615,525

Total Investments	$2,755,873	$0	$0	$2,755,873

The following is a reconciliation of change in Level 3 assets during the period ended September 28, 2012:

	Great-West Lifetime 2015 Fund I	Great-West Lifetime 2015 Fund II	Great-West Lifetime 2015 Fund III
Beginning Balance, January 1, 2012	$4,804,960	$13,988,036	$267,384
Total realized gains (loss)	-	-	-
Total unrealized gain (loss) relating to investments not held at reporting date	-	-	-
Total unrealized gain (loss) relating to investments still held at reporting date	-	-	-
Total interest	82,419	233,494	8,124
Purchases	3,871,544	12,026,316	721,221
Sales	(550,055)	(1,156,553)	(167,919)
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-

Ending Balance, September 28, 2012	$8,208,868	$25,091,293	$828,810

	Great-West Lifetime 2025 Fund I	Great-West Lifetime 2025 Fund II	Great-West Lifetime 2025 Fund III
Beginning Balance, January 1, 2012	$2,736,996	$6,758,068	$127,710
Total realized gains (loss)	-	-	-
Total unrealized gain (loss) relating to investments not held at reporting date	-	-	-
Total unrealized gain (loss) relating to investments still held at reporting date	-	-	-
Total interest	45,240	116,773	4,766
Purchases	2,424,481	7,594,382	482,213
Sales	(276,345)	(710,612)	(59,006)
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-

Ending Balance, September 28, 2012	$4,930,372	$13,758,611	$555,683

	Great-West Lifetime 2035 Fund I	Great-West Lifetime 2035 Fund II	Great-West Lifetime 2035 Fund III
Beginning Balance, January 1, 2012	$436,335	$758,454	$13,245
Total realized gains (loss)	-	-	-
Total unrealized gain (loss) relating to investments not held at reporting date	-	-	-
Total unrealized gain (loss) relating to investments still held at reporting date	-	-	-
Total interest	7,165	13,213	593
Purchases	509,836	1,060,853	69,348
Sales	(64,558)	(105,646)	(7,731)

Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-

Ending Balance, September 28, 2012	$888,778	$1,726,874	$75,455

Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be an unobservable input. As of September 28, 2012, the input to the internal model related to credit risk was not significant to the fair value measurement. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.

Risk Factors

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Investments in each Fund are subject to risks related to its allocation strategy. The success of each Fund will be impacted by the results of the underlying funds.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the underlying funds. These events may have adverse effects on the Funds such as a decline in the value and liquidity of many securities held by the Funds, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

Investing in underlying funds that primarily invest in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the underlying funds to be subject to larger short-term declines in value.

The Fund’s underlying funds may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Funds to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Each Fund may invest in underlying funds that primarily invest in bonds. Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

The underlying funds of the Funds may be invested in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Dividends

Dividends from net investment income of the Funds are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Funds, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from an investment sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Interest on the GWL&A Contract is accrued daily.

Federal Income Taxes

Each Fund’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. Each Fund intends to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

Each Fund files U.S. Federal and State tax returns. The statute of limitations on the Funds U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2011. The statute of limitations on the Funds State tax returns may remain open for an additional year depending on the jurisdiction.

Application of Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Funds adopted ASU No. 2011-04 for their fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the financial position of the Funds or the results of their operations.

Transactions with Affiliates

The Funds each may invest in a fixed interest contract issued by GWL&A. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of the investments in certain of the Funds and GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

On March 5, 2003, the U.S. Securities and Exchange Commission (SEC) issued exemptive relief (the Exemptive Order) to GWL&A, the Adviser and the Funds permitting the affiliated applicants to purchase the GWL&A Contract. Some of the terms and conditions under which the Exemptive Order was issued are set forth below. Any deviation from these terms and conditions would require the affiliated applicants to seek permission from the SEC to implement any such deviation. There were no deviations from the terms and conditions of the Exemptive Order as of the period ended September 28, 2012.

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds with no more than 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A or other comparable companies.

The Great-West Funds Board of Directors must annually consider whether allocation by the Funds to the GWL&A Contract is in the best interest of the shareholders as compared to allocating such amounts to another available short duration/short term bond fund.

Each of the Funds may also invest in various funds affiliated with the Adviser & GWL&A. The following tables are a summary of the transactions for each underlying investment during the period ended September 28, 2012, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.

Great-West Lifetime 2015 Fund I
Affiliate	Shares Held/Account Balance 9/28/2012	Market Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Market Value 9/28/2012
Great-West American Century Growth Fund Initial Class	218,372	$2,027,014	$1,234,055	$1,030,434	$135,065	$6,220	$2,487,256
Great-West Bond Index Fund Initial Class	2,083,099	15,588,784	15,385,615	1,960,475	53,859	369,496	29,392,519
Great-West Federated Bond Fund Initial Class	2,265,307	15,600,745	10,735,158	1,724,146	72,312	422,303	25,167,564

Great-West International Index Fund Initial Class	553,206	3,496,442	2,648,392	1,726,143	(181,466)	—	5,061,833
Great-West Invesco ADR Fund Initial Class	125,969	966,079	759,131	465,219	(58,659)	320	1,391,962
Great-West Janus Large Cap Growth Fund Initial Class	279,917	1,658,324	1,047,369	812,904	(201,821)	—	2,480,067
Great-West Life & Annuity Contract	8,208,868	4,804,960	3,871,544	550,055	—	82,419	8,208,868
Great-West Loomis Sayles Small Cap Value Fund Initial Class	37,025	583,087	394,600	189,108	45,739	2,077	822,690
Great-West MFS International Growth Fund Initial Class	104,952	789,469	575,160	367,687	(10,819)	—	1,138,725
Great-West Money Market Fund	3,155,576	1,851,267	1,492,684	188,375	—	—	3,155,576
Great-West Putnam Equity Income Fund Initial Class	274,312	2,033,308	1,326,788	651,999	26,392	19,042	3,042,117
Great-West Putnam High Yield Bond Fund Initial Class	896,740	3,964,022	3,595,273	470,319	14,420	148,222	7,496,750
Great-West S&P 500® Index Fund Initial Class	847,058	7,377,158	4,519,157	1,819,941	397,773	66,037	11,071,042
Great-West S&P Mid Cap 400® Index Fund Initial Class	439,009	3,152,696	2,065,726	901,132	52,055	26,869	4,741,299
Great-West S&P Small Cap 600® Index Fund Initial Class	256,708	1,780,725	1,253,615	670,498	117,510	12,823	2,500,335
Great-West Short Duration Bond Fund Initial Class	480,356	2,955,238	2,342,918	316,518	1,847	65,717	5,062,955
Great-West T. Rowe Price Equity Income Fund Initial Class	187,424	1,657,359	1,515,131	364,174	50,075	22,493	3,038,140
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	45,590	551,747	360,721	164,071	(1,357)	126	825,188
Great-West Templeton Global Bond Fund Initial Class	530,835	3,806,397	2,258,330	1,214,977	30,681	128,641	5,186,254

					$543,606	$1,372,805	$122,271,140

Great-West Lifetime 2015 Fund II
Affiliate	Shares Held/Account Balance 9/28/2012	Market Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Market Value 9/28/2012
Great-West American Century Growth Fund Initial Class	1,053,959	$9,663,387	$5,488,827	$4,331,525	$606,398	$28,311	$12,004,598
Great-West Bond Index Fund Initial Class	6,335,746	45,572,409	47,903,023	5,160,236	190,346	1,060,981	89,397,382
Great-West Federated Bond Fund Initial Class	6,916,829	45,599,379	33,897,553	4,227,641	220,072	1,214,344	76,845,970
Great-West International Index Fund Initial Class	2,675,061	16,791,204	11,830,546	6,940,681	(680,102)	—	24,476,807
Great-West Invesco ADR Fund Initial Class	610,879	4,626,609	3,381,727	1,807,714	(217,327)	1,584	6,750,216
Great-West Janus Large Cap Growth Fund Initial Class	1,353,281	8,389,702	4,650,034	3,775,750	(954,891)	—	11,990,072
Great-West Life & Annuity Contract	25,091,293	13,988,036	12,026,316	1,156,553	—	233,494	25,091,293
Great-West Loomis Sayles Small Cap Value Fund Initial Class	176,221	2,771,105	1,762,896	783,821	204,030	9,506	3,915,628
Great-West MFS International Growth Fund Initial Class	508,293	3,797,733	2,552,078	1,466,615	(33,273)	—	5,514,983
Great-West Money Market Fund	9,673,446	5,360,982	4,735,248	422,784	—	—	9,673,446
Great-West Putnam Equity Income Fund Initial Class	1,319,093	9,689,630	5,837,977	2,442,079	124,261	86,313	14,628,744
Great-West Putnam High Yield Bond Fund Initial Class	2,745,193	11,548,941	11,338,183	1,112,924	26,693	408,747	22,949,813
Great-West S&P 500® Index Fund Initial Class	4,075,286	35,203,496	19,652,371	6,266,860	1,730,660	299,909	53,263,992
Great-West S&P Mid Cap 400® Index Fund Initial Class	2,113,900	15,044,064	9,264,077	3,469,016	213,756	127,444	22,830,119
Great-West S&P Small Cap 600® Index Fund Initial Class	1,237,839	8,520,476	5,620,918	2,646,885	618,808	58,955	12,056,548
Great-West Short Duration Bond Fund Initial Class	1,463,894	8,636,539	7,283,389	716,785	9,991	190,858	15,429,442
Great-West T. Rowe Price Equity Income Fund Initial Class	901,886	7,910,559	6,536,397	956,911	162,416	102,137	14,619,576
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	220,210	2,685,788	1,604,183	649,453	3,412	621	3,985,791
Great-West Templeton Global Bond Fund Initial Class	1,626,677	11,100,044	6,726,257	2,889,988	64,142	373,351	15,892,628

					$2,289,392	$4,196,555	$441,317,048

Great-West Lifetime 2015 Fund III
Affiliate	Shares Held/Account Balance 9/28/2012	Market Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Market Value 9/28/2012
Great-West American Century Growth Fund Initial Class	52,248	$303,266	$595,725	$334,787	$57,607	$1,627	$595,101
Great-West Bond Index Fund Initial Class	210,830	867,389	2,658,718	572,678	17,609	38,041	2,974,816
Great-West Federated Bond Fund Initial Class	229,978	867,421	2,197,133	546,790	17,272	43,395	2,555,050
Great-West International Index Fund Initial Class	132,095	525,149	1,120,181	535,262	(8,701)	—	1,208,673
Great-West Invesco ADR Fund Initial Class	30,052	144,894	317,155	148,441	(7,681)	81	332,077
Great-West Janus Large Cap Growth Fund Initial Class	66,948	268,720	492,048	298,030	(41,223)	—	593,162
Great-West Life & Annuity Contract	828,810	267,384	721,221	167,919	—	8,124	828,810
Great-West Loomis Sayles Small Cap Value Fund Initial Class	8,711	86,303	178,220	74,678	12,090	521	193,555
Great-West MFS International Growth Fund Initial Class	24,990	118,078	244,337	115,538	2,997	—	271,138
Great-West Money Market Fund	319,874	102,380	280,592	63,098	—	—	319,874
Great-West Putnam Equity Income Fund Initial Class	65,706	304,138	625,078	250,794	28,218	4,983	728,679
Great-West Putnam High Yield Bond Fund Initial Class	90,271	220,731	634,679	136,295	1,975	14,468	754,666
Great-West S&P 500® Index Fund Initial Class	202,615	1,101,466	2,172,121	831,254	118,982	17,247	2,648,173
Great-West S&P Mid Cap 400® Index Fund Initial Class	104,783	472,484	951,151	349,384	41,253	6,955	1,131,662
Great-West S&P Small Cap 600® Index Fund Initial Class	61,179	268,612	565,866	261,336	28,690	3,352	595,885
Great-West Short Duration Bond Fund Initial Class	48,758	164,113	447,281	104,228	836	6,706	513,908
Great-West T. Rowe Price Equity Income Fund Initial Class	44,859	248,464	574,924	147,686	12,170	5,899	727,165
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	11,055	84,969	167,093	67,681	(52)	32	200,096
Great-West Templeton Global Bond Fund Initial Class	53,834	212,207	438,745	152,966	6	12,366	525,963

					$282,048	$163,797	$17,698,453

Great-West Lifetime 2025 Fund I
Affiliate	Shares Held/Account Balance 9/28/2012	Market Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Market Value 9/28/2012
Great-West American Century Growth Fund Initial Class	374,922	$3,589,119	$1,552,693	$1,344,051	$193,001	$10,283	$4,270,356
Great-West Bond Index Fund Initial Class	2,204,515	17,132,758	15,623,001	2,048,427	62,805	399,444	31,105,710
Great-West Federated Bond Fund Initial Class	2,589,851	17,148,051	12,755,890	1,720,648	78,649	457,272	28,773,239
Great-West International Index Fund Initial Class	1,113,403	7,301,230	4,035,634	2,306,073	(223,241)	—	10,187,638
Great-West Invesco ADR Fund Initial Class	254,308	2,006,479	1,193,687	602,311	(63,458)	656	2,810,104
Great-West Janus Large Cap Growth Fund Initial Class	480,644	2,934,690	1,297,125	759,284	(131,842)	—	4,258,507
Great-West Life & Annuity Contract	4,930,372	2,736,996	2,424,481	276,345	—	45,240	4,930,372
Great-West Loomis Sayles Small Cap Value Fund Initial Class	74,709	1,235,165	602,288	250,004	91,827	4,133	1,660,031
Great-West MFS International Growth Fund Initial Class	211,298	1,643,905	855,826	472,864	(1,895)	—	2,292,583
Great-West Money Market Fund	1,904,201	1,045,082	960,201	101,082	—	—	1,904,201
Great-West Putnam Equity Income Fund Initial Class	471,327	3,600,884	1,697,813	655,511	33,613	31,440	5,227,021
Great-West Putnam High Yield Bond Fund Initial Class	1,016,249	4,318,904	4,099,800	361,575	8,139	151,584	8,495,846
Great-West S&P 500® Index Fund Initial Class	1,452,781	13,039,919	5,668,106	1,613,921	470,463	108,969	18,987,847
Great-West S&P Mid Cap 400® Index Fund Initial Class	752,708	5,584,183	2,639,030	852,675	56,932	45,676	8,129,248
Great-West S&P Small Cap 600® Index Fund Initial Class	523,931	3,795,563	1,928,434	865,313	281,080	25,699	5,103,086
Great-West Short Duration Bond Fund Initial Class	288,084	1,679,061	1,482,829	168,938	1,345	37,338	3,036,402
Great-West T. Rowe Price Equity Income Fund Initial Class	322,007	2,936,769	2,045,744	198,879	41,288	37,199	5,219,738
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	79,232	977,359	472,220	134,112	9,990	220	1,434,102
Great-West Templeton Global Bond Fund Initial Class	649,382	4,663,317	2,374,742	1,091,595	35,757	152,141	6,344,459

					$944,453	$1,507,294	$154,170,490

Great-West Lifetime 2025 Fund II
Affiliate	Shares Held/Account Balance 9/28/2012	Market Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Market Value 9/28/2012
Great-West American Century Growth Fund Initial Class	1,927,724	$16,861,729	$9,081,536	$6,234,012	$942,668	$50,334	$21,956,774
Great-West Bond Index Fund Initial Class	6,191,684	42,432,078	49,083,307	5,187,664	156,791	1,060,583	87,364,663
Great-West Federated Bond Fund Initial Class	7,229,751	42,435,011	40,676,383	4,293,866	199,231	1,209,989	80,322,537
Great-West International Index Fund Initial Class	5,735,838	34,376,564	21,735,367	8,783,557	(749,095)	—	52,482,917
Great-West Invesco ADR Fund Initial Class	1,307,836	9,451,966	6,452,241	2,370,173	(238,496)	3,344	14,451,588
Great-West Janus Large Cap Growth Fund Initial Class	2,472,525	14,074,181	7,407,920	3,339,292	(607,798)	—	21,906,570
Great-West Life & Annuity Contract	13,758,611	6,758,068	7,594,382	710,612	—	116,773	13,758,611
Great-West Loomis Sayles Small Cap Value Fund Initial Class	383,119	5,833,313	3,470,801	1,180,235	403,151	20,339	8,512,898
Great-West MFS International Growth Fund Initial Class	1,086,205	7,712,030	4,632,245	1,789,357	12,122	—	11,785,327
Great-West Money Market Fund	5,272,105	2,614,208	2,917,889	259,992	—	—	5,272,105
Great-West Putnam Equity Income Fund Initial Class	2,419,807	16,905,191	9,446,943	2,320,147	158,171	153,442	26,835,657
Great-West Putnam High Yield Bond Fund Initial Class	2,843,960	10,673,238	12,912,339	925,936	22,904	389,253	23,775,507
Great-West S&P 500® Index Fund Initial Class	7,463,548	61,256,727	33,043,335	6,525,811	1,601,710	532,632	97,548,570
Great-West S&P Mid Cap 400® Index Fund Initial Class	3,873,225	26,295,418	15,031,146	3,162,234	242,473	228,238	41,830,834
Great-West S&P Small Cap 600® Index Fund Initial Class	2,687,882	17,885,863	11,040,568	4,120,630	1,166,094	126,874	26,179,968
Great-West Short Duration Bond Fund Initial Class	807,327	4,144,584	4,670,349	415,674	2,533	99,573	8,509,227
Great-West T. Rowe Price Equity Income Fund Initial Class	1,653,392	13,834,693	11,425,719	613,691	143,062	182,300	26,801,489
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	403,726	4,648,797	2,659,533	570,514	50,097	1,121	7,307,447
Great-West Templeton Global Bond Fund Initial Class	1,809,128	11,545,978	7,468,380	2,349,300	75,227	398,877	17,675,181

					$3,580,845	$4,573,672	$594,277,870

Great-West Lifetime 2025 Fund III
Affiliate	Shares Held/Account Balance 9/28/2012	Market Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Market Value 9/28/2012
Great-West American Century Growth Fund Initial Class	149,520	$640,786	$1,535,210	$589,956	$96,044	$4,126	$1,703,033
Great-West Bond Index Fund Initial Class	248,115	798,150	3,075,343	403,593	11,864	44,815	3,500,900
Great-West Federated Bond Fund Initial Class	292,127	798,242	2,784,757	384,785	11,354	51,163	3,245,533
Great-West International Index Fund Initial Class	444,025	1,302,136	3,254,405	775,652	(52,686)	—	4,062,829
Great-West Invesco ADR Fund Initial Class	101,142	358,490	927,359	209,802	(22,022)	261	1,117,621
Great-West Janus Large Cap Growth Fund Initial Class	191,815	549,237	1,246,433	396,223	(87,033)	—	1,699,479
Great-West Life & Annuity Contract	555,683	127,710	482,213	59,006	—	4,766	555,683
Great-West Loomis Sayles Small Cap Value Fund Initial Class	29,837	221,673	548,877	133,165	16,990	1,592	662,978
Great-West MFS International Growth Fund Initial Class	84,231	293,962	724,170	179,779	(1,923)	—	913,904
Great-West Money Market Fund	214,894	49,229	187,481	21,816	—	—	214,894
Great-West Putnam Equity Income Fund Initial Class	188,113	643,327	1,535,263	271,162	9,562	12,617	2,086,174
Great-West Putnam High Yield Bond Fund Initial Class	114,242	200,698	801,575	87,944	(557)	15,918	955,065
Great-West S&P 500® Index Fund Initial Class	579,721	2,327,694	5,470,001	954,855	61,879	43,683	7,576,950
Great-West S&P Mid Cap 400® Index Fund Initial Class	300,495	1,000,572	2,436,594	407,142	9,507	18,274	3,245,350
Great-West S&P Small Cap 600® Index Fund Initial Class	209,061	682,591	1,729,741	476,743	33,850	10,334	2,036,252
Great-West Short Duration Bond Fund Initial Class	32,506	78,499	296,667	36,506	280	4,158	342,615
Great-West T. Rowe Price Equity Income Fund Initial Class	128,415	526,722	1,549,538	147,581	1,140	14,990	2,081,615
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	31,426	177,494	434,963	84,861	(5,872)	88	568,813
Great-West Templeton Global Bond Fund Initial Class	73,266	217,068	564,684	101,430	(4,013)	15,843	715,812

					$78,364	$242,628	$37,285,500

Great-West Lifetime 2035 Fund I
Affiliate	Shares Held/Account Balance 9/28/2012	Market Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Market Value 9/28/2012
Great-West American Century Growth Fund Initial Class	379,510	$3,590,073	$1,435,171	$1,183,489	$173,155	$9,971	$4,322,619
Great-West Bond Index Fund Initial Class	1,006,350	7,895,073	7,433,409	1,308,808	26,837	185,986	14,199,599
Great-West Federated Bond Fund Initial Class	1,237,193	7,896,677	6,754,932	1,164,025	43,725	211,935	13,745,215
Great-West International Index Fund Initial Class	1,315,212	8,518,344	4,318,679	2,036,403	(194,968)	—	12,034,190
Great-West Invesco ADR Fund Initial Class	298,997	2,345,252	1,274,161	520,476	(45,066)	748	3,303,919
Great-West Janus Large Cap Growth Fund Initial Class	486,705	2,942,737	1,180,605	555,363	(103,938)	—	4,312,209
Great-West Life & Annuity Contract	888,778	436,335	509,836	64,558	—	7,165	888,778
Great-West Loomis Sayles Small Cap Value Fund Initial Class	88,268	1,468,633	668,431	267,908	98,836	4,773	1,961,321
Great-West MFS International Growth Fund Initial Class	249,171	1,915,614	917,508	419,740	7,083	—	2,703,508
Great-West Money Market Fund	337,077	172,479	188,301	23,703	—	—	337,077
Great-West Putnam Equity Income Fund Initial Class	478,399	3,603,790	1,558,833	437,571	18,190	30,448	5,305,443
Great-West Putnam High Yield Bond Fund Initial Class	482,995	1,982,910	2,112,940	248,963	9,938	67,414	4,037,839
Great-West S&P 500® Index Fund Initial Class	1,465,931	13,107,143	5,183,543	1,123,789	328,438	106,111	19,159,716
Great-West S&P Mid Cap 400® Index Fund Initial Class	764,455	5,590,385	2,456,307	556,334	33,937	44,368	8,256,112
Great-West S&P Small Cap 600® Index Fund Initial Class	619,440	4,500,123	2,152,688	931,722	296,804	29,533	6,033,342
Great-West Short Duration Bond Fund Initial Class	52,564	274,047	312,591	39,600	(83)	6,375	554,022
Great-West T. Rowe Price Equity Income Fund Initial Class	326,901	2,939,608	2,114,802	183,266	36,243	36,047	5,299,066
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	80,062	974,683	439,841	85,094	6,139	213	1,449,117
Great-West Templeton Global Bond Fund Initial Class	327,133	2,332,897	1,176,598	510,088	13,980	73,834	3,196,085

					$749,250	$814,921	$111,099,177

Great-West Lifetime 2035 Fund II
Affiliate	Shares Held/Account Balance 9/28/2012	Market Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Market Value 9/28/2012
Great-West American Century Growth Fund Initial Class	1,663,033	$13,704,560	$7,509,296	$4,221,543	$631,729	$40,604	$18,941,943
Great-West Bond Index Fund Initial Class	1,956,617	13,769,180	15,636,531	2,155,878	28,315	348,766	27,607,862
Great-West Federated Bond Fund Initial Class	2,406,063	13,770,217	14,347,479	1,890,397	51,794	397,463	26,731,360
Great-West International Index Fund Initial Class	5,758,238	32,565,109	20,017,952	4,393,783	(411,515)	—	52,687,882
Great-West Invesco ADR Fund Initial Class	1,313,209	8,964,511	5,972,482	1,168,880	(125,536)	3,205	14,510,954
Great-West Janus Large Cap Growth Fund Initial Class	2,133,944	11,335,734	6,072,509	1,358,897	(329,035)	—	18,906,747
Great-West Life & Annuity Contract	1,726,874	758,454	1,060,853	105,646	—	13,213	1,726,874
Great-West Loomis Sayles Small Cap Value Fund Initial Class	386,077	5,573,798	3,340,758	828,202	258,029	19,292	8,578,639
Great-West MFS International Growth Fund Initial Class	1,095,242	7,330,990	4,301,399	916,941	(805)	—	11,883,376
Great-West Money Market Fund	668,389	296,764	411,584	39,959	—	—	668,389
Great-West Putnam Equity Income Fund Initial Class	2,091,458	13,727,817	7,695,652	602,721	15,278	123,815	23,194,275
Great-West Putnam High Yield Bond Fund Initial Class	945,096	3,466,170	4,437,464	355,969	17,204	125,659	7,901,004
Great-West S&P 500® Index Fund Initial Class	6,397,393	49,746,872	27,234,482	2,132,658	412,134	429,324	83,613,923
Great-West S&P Mid Cap 400® Index Fund Initial Class	3,343,139	21,359,195	12,461,715	819,142	43,231	185,355	36,105,906
Great-West S&P Small Cap 600® Index Fund Initial Class	2,709,305	17,175,963	10,560,082	3,002,771	762,954	121,272	26,388,629
Great-West Short Duration Bond Fund Initial Class	100,674	461,726	651,388	64,280	(162)	11,758	1,061,100
Great-West T. Rowe Price Equity Income Fund Initial Class	1,428,671	11,217,456	10,548,280	367,678	83,093	146,739	23,158,759
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	349,698	3,755,093	2,231,749	142,676	11,795	916	6,329,534
Great-West Templeton Global Bond Fund Initial Class	640,114	4,088,165	2,731,819	924,040	25,257	141,672	6,253,913

					$1,473,760	$2,109,053	$396,251,069

Great-West Lifetime 2035 Fund III
Affiliate	Shares Held/Account Balance 9/28/2012	Market Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Market Value 9/28/2012
Great-West American Century Growth Fund Initial Class	164,976	$546,430	$1,668,560	$456,874	$93,488	$4,268	$1,879,082
Great-West Bond Index Fund Initial Class	84,602	247,036	1,109,171	174,715	3,571	16,452	1,193,731
Great-West Federated Bond Fund Initial Class	103,826	247,046	1,049,144	160,519	3,867	18,718	1,153,511
Great-West International Index Fund Initial Class	569,144	1,295,644	4,222,222	616,121	(29,552)	—	5,207,666
Great-West Invesco ADR Fund Initial Class	129,659	356,307	1,190,788	154,510	(15,632)	321	1,432,728
Great-West Janus Large Cap Growth Fund Initial Class	211,549	449,003	1,412,113	244,618	(46,721)	—	1,874,322
Great-West Life & Annuity Contract	75,455	13,245	69,348	7,731	—	593	75,455
Great-West Loomis Sayles Small Cap Value Fund Initial Class	38,132	223,736	710,268	114,081	23,191	1,936	847,296
Great-West MFS International Growth Fund Initial Class	108,055	291,118	935,176	139,598	1,367	—	1,172,391
Great-West Money Market Fund	30,177	4,816	28,107	2,745	—	—	30,177
Great-West Putnam Equity Income Fund Initial Class	207,350	547,140	1,701,694	137,874	3,898	13,077	2,299,509
Great-West Putnam High Yield Bond Fund Initial Class	40,757	61,465	298,231	32,526	1,159	5,902	340,730
Great-West S&P 500® Index Fund Initial Class	637,105	1,992,449	6,027,156	458,223	45,863	45,471	8,326,969
Great-West S&P Mid Cap 400® Index Fund Initial Class	331,204	851,000	2,721,575	210,373	7,452	18,993	3,577,007
Great-West S&P Small Cap 600® Index Fund Initial Class	268,283	686,254	2,208,107	378,383	62,444	12,645	2,613,077
Great-West Short Duration Bond Fund Initial Class	4,301	8,430	41,667	5,243	54	545	45,336
Great-West T. Rowe Price Equity Income Fund Initial Class	141,490	446,804	1,790,339	93,698	4,792	15,476	2,293,560
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	34,647	149,340	478,677	37,967	(2,102)	92	627,116
Great-West Templeton Global Bond Fund Initial Class	27,876	73,431	252,437	65,368	619	6,554	272,350

					$157,758	$161,043	$35,262,013

Great-West Lifetime 2045 Fund I
Affiliate	Shares Held 9/28/2012	Market Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Market Value 9/28/2012
Great-West American Century Growth Fund Initial Class	195,409	$1,730,720	$763,011	$511,879	$72,891	$4,826	$2,225,712
Great-West Bond Index Fund Initial Class	292,820	2,426,354	2,141,833	492,650	8,230	56,984	4,131,692
Great-West Federated Bond Fund Initial Class	372,071	2,426,998	2,062,741	436,641	13,731	64,903	4,133,712
Great-West International Index Fund Initial Class	778,991	4,764,616	2,501,794	802,429	(92,745)	—	7,127,765
Great-West Invesco ADR Fund Initial Class	177,456	1,309,587	746,308	200,383	(19,100)	425	1,960,890
Great-West Janus Large Cap Growth Fund Initial Class	250,711	1,419,390	677,838	234,075	(48,189)	—	2,221,300
Great-West Loomis Sayles Small Cap Value Fund Initial Class	52,125	822,665	411,161	136,082	46,553	2,689	1,158,228
Great-West MFS International Growth Fund Initial Class	147,723	1,070,330	534,983	165,550	1,336	—	1,602,797
Great-West Putnam Equity Income Fund Initial Class	245,404	1,733,223	849,334	147,210	3,417	14,700	2,721,525
Great-West Putnam High Yield Bond Fund Initial Class	145,242	608,641	641,559	92,927	5,733	20,775	1,214,227
Great-West S&P 500® Index Fund Initial Class	754,413	6,305,621	2,897,134	371,356	92,095	51,152	9,860,182
Great-West S&P Mid Cap 400® Index Fund Initial Class	392,989	2,698,332	1,385,795	214,600	10,370	21,667	4,244,276
Great-West S&P Small Cap 600® Index Fund Initial Class	366,050	2,529,882	1,296,591	469,337	134,135	16,714	3,565,331
Great-West T. Rowe Price Equity Income Fund Initial Class	167,631	1,417,826	1,182,887	90,160	17,967	17,445	2,717,294
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	40,957	472,572	244,363	34,178	2,430	105	741,321
Great-West Templeton Global Bond Fund Initial Class	106,439	806,362	457,052	292,917	3,956	25,774	1,039,912

					$252,810	$298,159	$50,666,164

Great-West Lifetime 2045 Fund II
Affiliate	Shares Held 9/28/2012	Market Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Market Value 9/28/2012
Great-West American Century Growth Fund Initial Class	793,827	$5,894,636	$4,058,098	$1,800,102	$264,857	$18,835	$9,041,695
Great-West Bond Index Fund Initial Class	552,816	3,948,102	4,396,947	652,390	11,798	105,133	7,800,238
Great-West Federated Bond Fund Initial Class	702,430	3,948,622	4,254,724	558,363	11,293	119,825	7,803,995
Great-West International Index Fund Initial Class	3,175,863	16,198,963	12,195,764	1,599,073	(169,807)	—	29,059,150
Great-West Invesco ADR Fund Initial Class	722,487	4,464,375	3,614,413	458,798	(56,882)	1,724	7,983,483
Great-West Janus Large Cap Growth Fund Initial Class	1,019,810	5,051,297	3,504,583	866,265	(202,981)	—	9,035,518
Great-West Loomis Sayles Small Cap Value Fund Initial Class	212,751	2,800,180	2,040,670	378,448	121,888	10,371	4,727,318
Great-West MFS International Growth Fund Initial Class	601,971	3,633,419	2,610,449	321,514	(11,011)	—	6,531,388
Great-West Putnam Equity Income Fund Initial Class	997,737	5,900,395	4,391,260	293,722	6,991	57,527	11,064,899
Great-West Putnam High Yield Bond Fund Initial Class	272,874	990,561	1,303,042	120,173	5,493	38,809	2,281,221
Great-West S&P 500® Index Fund Initial Class	3,063,791	21,386,737	15,532,602	870,890	138,835	199,207	40,043,749
Great-West S&P Mid Cap 400® Index Fund Initial Class	1,595,633	9,184,244	7,030,173	355,223	15,796	86,103	17,232,838
Great-West S&P Small Cap 600® Index Fund Initial Class	1,490,712	8,607,924	6,332,672	1,324,381	340,486	65,344	14,519,532
Great-West T. Rowe Price Equity Income Fund Initial Class	681,940	4,824,292	5,623,967	189,027	34,103	68,179	11,054,252
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	166,491	1,611,486	1,241,991	54,058	3,587	424	3,013,481
Great-West Templeton Global Bond Fund Initial Class	200,052	1,304,945	1,076,942	552,647	1,305	48,892	1,954,507

					$515,751	$820,373	$183,147,264

Great-West Lifetime 2045 Fund III
Affiliate	Shares Held 9/28/2012	Market Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Market Value 9/28/2012
Great-West American Century Growth Fund Initial Class	92,165	$193,142	$1,026,271	$230,400	$45,680	$2,351	$1,049,755
Great-West Bond Index Fund Initial Class	35,913	72,687	498,600	70,278	1,172	7,347	506,729
Great-West Federated Bond Fund Initial Class	45,620	72,696	490,474	64,220	1,406	8,365	506,841
Great-West International Index Fund Initial Class	367,945	530,717	2,907,766	230,263	(14,036)	—	3,366,692
Great-West Invesco ADR Fund Initial Class	83,705	146,272	826,993	62,529	(6,092)	202	924,935
Great-West Janus Large Cap Growth Fund Initial Class	118,280	170,204	862,558	108,776	(17,602)	—	1,047,961
Great-West Loomis Sayles Small Cap Value Fund Initial Class	24,621	91,708	505,070	61,980	14,336	1,225	547,076
Great-West MFS International Growth Fund Initial Class	69,899	119,330	639,381	48,345	(750)	—	758,403
Great-West Putnam Equity Income Fund Initial Class	115,944	193,270	1,043,430	45,914	1,279	7,186	1,285,821
Great-West Putnam High Yield Bond Fund Initial Class	17,897	18,067	139,366	13,530	617	2,700	149,615
Great-West S&P 500® Index Fund Initial Class	355,731	702,687	3,717,138	173,752	12,288	24,959	4,649,404
Great-West S&P Mid Cap 400® Index Fund Initial Class	185,234	301,136	1,693,027	93,667	3,024	10,372	2,000,524
Great-West S&P Small Cap 600® Index Fund Initial Class	172,747	282,790	1,581,068	228,560	37,171	8,102	1,682,557
Great-West T. Rowe Price Equity Income Fund Initial Class	79,140	158,100	1,081,446	34,927	729	8,519	1,282,868
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	19,418	53,477	295,725	14,827	(1,087)	50	351,467
Great-West Templeton Global Bond Fund Initial Class	13,022	24,355	143,335	44,688	1,369	3,352	127,224

					$79,504	$84,730	$20,237,872

Great-West Lifetime 2055 Fund I
Affiliate	Shares Held 9/28/2012	Market Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Market Value 9/28/2012
Great-West American Century Growth Fund Initial Class	53,643	$465,351	$257,160	$173,776	$22,438	$1,337	$610,998
Great-West Bond Index Fund Initial Class	71,192	603,004	576,434	187,122	4,772	14,196	1,004,513
Great-West Federated Bond Fund Initial Class	90,458	603,081	558,366	175,873	4,958	16,178	1,004,994
Great-West International Index Fund Initial Class	245,103	1,478,192	915,338	367,031	(42,528)	—	2,242,690
Great-West Invesco ADR Fund Initial Class	55,842	407,723	268,756	95,787	(10,856)	135	617,058
Great-West Janus Large Cap Growth Fund Initial Class	68,835	383,280	234,579	115,843	(24,733)	—	609,881
Great-West Loomis Sayles Small Cap Value Fund Initial Class	16,327	254,933	147,270	54,738	17,808	858	362,792
Great-West MFS International Growth Fund Initial Class	46,582	332,269	197,995	76,070	(988)	—	505,420
Great-West Putnam Equity Income Fund Initial Class	67,434	466,367	286,857	81,514	1,462	4,069	747,845
Great-West Putnam High Yield Bond Fund Initial Class	35,483	151,848	171,123	40,871	1,552	5,310	296,636
Great-West S&P 500® Index Fund Initial Class	207,456	1,695,741	1,003,771	233,089	56,431	14,152	2,711,447
Great-West S&P Mid Cap 400® Index Fund Initial Class	107,849	726,303	456,332	116,714	4,596	6,016	1,164,766
Great-West S&P Small Cap 600® Index Fund Initial Class	114,406	786,289	464,212	191,393	51,013	5,345	1,114,317
Great-West T. Rowe Price Equity Income Fund Initial Class	46,063	381,462	371,410	55,922	10,669	4,829	746,677
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	11,238	127,578	82,307	21,484	1,284	29	203,407
Great-West Templeton Global Bond Fund Initial Class	30,642	242,982	169,239	135,441	(649)	7,971	299,368

					$97,229	$80,425	$14,242,809

Great-West Lifetime 2055 Fund II
Affiliate	Shares Held 9/28/2012	Market Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Market Value 9/28/2012
Great-West American Century Growth Fund Initial Class	164,889	$1,258,496	$970,291	$516,325	$68,719	$3,876	$1,878,088
Great-West Bond Index Fund Initial Class	107,846	796,614	938,194	227,776	9,684	20,359	1,521,701
Great-West Federated Bond Fund Initial Class	137,034	796,693	912,776	213,734	7,158	23,203	1,522,443
Great-West International Index Fund Initial Class	754,646	3,970,325	3,362,110	1,034,943	(128,025)	—	6,905,014
Great-West Invesco ADR Fund Initial Class	171,955	1,091,345	962,982	258,496	(37,062)	414	1,900,100
Great-West Janus Large Cap Growth Fund Initial Class	211,782	1,069,911	841,805	354,151	(86,266)	—	1,876,386
Great-West Loomis Sayles Small Cap Value Fund Initial Class	50,283	689,569	536,111	154,131	45,314	2,469	1,117,282
Great-West MFS International Growth Fund Initial Class	143,423	892,298	726,630	208,679	(7,978)	—	1,556,144
Great-West Putnam Equity Income Fund Initial Class	207,338	1,258,944	1,074,620	246,642	5,557	11,804	2,299,378
Great-West Putnam High Yield Bond Fund Initial Class	53,691	200,798	280,698	54,694	262	7,533	448,857
Great-West S&P 500® Index Fund Initial Class	634,557	4,590,047	3,734,722	705,629	170,391	41,165	8,293,661
Great-West S&P Mid Cap 400® Index Fund Initial Class	331,324	1,961,583	1,632,469	284,101	14,797	17,854	3,578,299
Great-West S&P Small Cap 600® Index Fund Initial Class	351,925	2,119,186	1,655,542	513,452	126,814	15,541	3,427,750
Great-West T. Rowe Price Equity Income Fund Initial Class	141,584	1,028,718	1,293,649	169,670	25,600	14,001	2,295,086
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	34,723	342,132	297,627	54,245	911	88	628,482
Great-West Templeton Global Bond Fund Initial Class	46,316	319,117	292,359	192,332	(3,838)	11,627	452,505

					$212,038	$169,934	$39,701,176

Great-West Lifetime 2055 Fund III
Affiliate	Shares Held 9/28/2012	Market Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Market Value 9/28/2012
Great-West American Century Growth Fund Initial Class	8,103	$32,909	$76,680	$22,575	$3,813	$178	$92,299
Great-West Bond Index Fund Initial Class	3,215	12,598	39,432	7,038	228	589	45,366
Great-West Federated Bond Fund Initial Class	4,085	12,601	38,660	6,512	180	671	45,387
Great-West International Index Fund Initial Class	36,996	104,246	255,155	44,528	(6,202)	—	338,511
Great-West Invesco ADR Fund Initial Class	8,421	28,720	72,297	12,034	(2,127)	19	93,058
Great-West Janus Large Cap Growth Fund Initial Class	10,410	27,855	66,407	15,669	(4,663)	—	92,237
Great-West Loomis Sayles Small Cap Value Fund Initial Class	2,464	18,005	44,102	10,251	243	110	54,755
Great-West MFS International Growth Fund Initial Class	7,027	23,376	56,033	9,173	(827)	—	76,243
Great-West Putnam Equity Income Fund Initial Class	10,208	32,932	81,458	9,719	96	545	113,203
Great-West Putnam High Yield Bond Fund Initial Class	1,590	3,170	11,082	1,563	(48)	211	13,288
Great-West S&P 500® Index Fund Initial Class	31,252	119,889	287,758	32,562	1,191	1,896	408,460
Great-West S&P Mid Cap 400® Index Fund Initial Class	16,300	51,351	130,352	15,533	58	816	176,043
Great-West S&P Small Cap 600® Index Fund Initial Class	17,320	55,333	135,584	32,257	28	713	168,699
Great-West T. Rowe Price Equity Income Fund Initial Class	6,966	26,935	87,471	8,299	(60)	646	112,912
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	1,714	8,990	23,114	2,897	(267)	4	31,017
Great-West Templeton Global Bond Fund Initial Class	1,372	5,082	13,178	5,557	(32)	323	13,403

					$(8,389)	$6,721	$1,874,881

2. UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 28, 2012 were as follows:

	Cost For Income Tax Purposes	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
Great-West Lifetime 2015 Fund I	$166,482,955	$7,117,844	$(1,359,316)	$5,758,528
Great-West Lifetime 2015 Fund II	600,374,011	28,097,231	(5,076,507)	23,020,724
Great-West Lifetime 2015 Fund III	24,188,017	987,329	(111,547)	875,782
Great-West Lifetime 2025 Fund I	202,985,426	10,375,636	(2,139,654)	8,235,982
Great-West Lifetime 2025 Fund II	787,408,669	43,360,620	(9,344,107)	34,016,513
Great-West Lifetime 2025 Fund III	49,695,590	2,622,456	(264,934)	2,357,522
Great-West Lifetime 2035 Fund I	146,156,057	8,692,493	(2,232,100)	6,460,393
Great-West Lifetime 2035 Fund II	528,844,285	33,864,829	(8,273,712)	25,591,117
Great-West Lifetime 2035 Fund III	47,111,738	3,021,354	(185,665)	2,835,689
Great-West Lifetime 2045 Fund I	68,045,861	4,333,940	(1,181,575)	3,152,365
Great-West Lifetime 2045 Fund II	250,113,006	15,467,793	(4,007,413)	11,460,380
Great-West Lifetime 2045 Fund III	27,642,019	1,619,592	(85,906)	1,533,686
Great-West Lifetime 2055 Fund I	19,796,765	1,074,772	(353,543)	721,229
Great-West Lifetime 2055 Fund II	56,037,098	2,972,577	(982,276)	1,990,301
Great-West Lifetime 2055 Fund III	2,651,463	131,288	(26,878)	104,410

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2015 FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
1,367,130	Great-West Bond Index Fund Initial Class (a)	$19,290,210

TOTAL BOND MUTUAL FUNDS — 38.33% (Cost $18,710,701)		$19,290,210

EQUITY MUTUAL FUNDS
748,312	Great-West International Index Fund Initial Class (a)	6,847,057
936,801	Great-West S&P 500® Index Fund Initial Class (a)	12,243,988
482,399	Great-West S&P Mid Cap 400® Index Fund Initial Class (a)	5,209,905
318,183	Great-West S&P Small Cap 600® Index Fund Initial Class (a)	3,099,103
97,445	Northern Emerging Markets Equity Index Fund	1,109,894

TOTAL EQUITY MUTUAL FUNDS — 56.65% (Cost $26,851,508)		$28,509,947

Account Balance

FIXED INTEREST CONTRACT
2,533,010(b)	Great-West Life & Annuity Contract (a) 1.70% (c)	2,533,010

TOTAL FIXED INTEREST CONTRACT — 5.04% (Cost $2,533,010)		$2,533,010

TOTAL INVESTMENTS — 100.02% (Cost $48,095,219)		$50,333,167

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(8,192)

TOTAL NET ASSETS — 100.00%		$50,324,975

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2012.

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2020 FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
92,922	Great-West Bond Index Fund Initial Class (a)	$1,311,133

TOTAL BOND MUTUAL FUNDS — 38.38% (Cost $1,298,291)		$1,311,133

EQUITY MUTUAL FUNDS
50,715	Great-West International Index Fund Initial Class (a)	464,042
63,555	Great-West S&P 500® Index Fund Initial Class (a)	830,664
32,763	Great-West S&P Mid Cap 400® Index Fund Initial Class (a)	353,840
21,595	Great-West S&P Small Cap 600® Index Fund Initial Class (a)	210,339
6,620	Northern Emerging Markets Equity Index Fund	75,405

TOTAL EQUITY MUTUAL FUNDS — 56.62% (Cost $1,868,264)		$1,934,290

Account Balance

FIXED INTEREST CONTRACT
171,627(b)	Great-West Life & Annuity Contract (a) 1.70% (c)	171,627

TOTAL FIXED INTEREST CONTRACT — 5.02% (Cost $171,627)		$171,627

TOTAL INVESTMENTS — 100.02% (Cost $3,338,182)		$3,417,050

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(553)

TOTAL NET ASSETS — 100.00%		$3,416,497

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2012.

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2025 FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
1,041,977	Great-West Bond Index Fund Initial Class (a)	$14,702,294

TOTAL BOND MUTUAL FUNDS — 33.34% (Cost $14,286,151)		$14,702,294

EQUITY MUTUAL FUNDS
738,550	Great-West International Index Fund Initial Class (a)	6,757,731
893,869	Great-West S&P 500® Index Fund Initial Class (a)	11,682,870
462,229	Great-West S&P Mid Cap 400® Index Fund Initial Class (a)	4,992,075
322,260	Great-West S&P Small Cap 600® Index Fund Initial Class (a)	3,138,814
108,779	Northern Emerging Markets Equity Index Fund	1,238,994

TOTAL EQUITY MUTUAL FUNDS — 63.05% (Cost $26,592,030)		$27,810,484

Account Balance

FIXED INTEREST CONTRACT
1,600,889(b)	Great-West Life & Annuity Contract (a) 1.70% (c)	1,600,889

TOTAL FIXED INTEREST CONTRACT — 3.63% (Cost $1,600,889)		$1,600,889

TOTAL INVESTMENTS — 100.02% (Cost $42,479,070)		$44,113,667

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(7,120)

TOTAL NET ASSETS — 100.00%		$44,106,547

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2012.

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2030 FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
51,047	Great-West Bond Index Fund Initial Class (a)	$720,277

TOTAL BOND MUTUAL FUNDS — 23.32% (Cost $712,533)		$720,277

EQUITY MUTUAL FUNDS
63,435	Great-West International Index Fund Initial Class (a)	580,426
71,562	Great-West S&P 500® Index Fund Initial Class (a)	935,315
37,156	Great-West S&P Mid Cap 400® Index Fund Initial Class (a)	401,281
27,827	Great-West S&P Small Cap 600® Index Fund Initial Class (a)	271,040
10,901	Northern Emerging Markets Equity Index Fund	124,156

TOTAL EQUITY MUTUAL FUNDS — 74.88% (Cost $2,207,967)		$2,312,218

Account Balance

FIXED INTEREST CONTRACT
56,014(b)	Great-West Life & Annuity Contract (a) 1.70% (c)	56,014

TOTAL FIXED INTEREST CONTRACT — 1.81% (Cost $56,014)		$56,014

TOTAL INVESTMENTS — 100.01% (Cost $2,976,514)		$3,088,509

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$(454)

TOTAL NET ASSETS — 100.00%		$3,088,055

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2012.

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2035 FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
264,026	Great-West Bond Index Fund Initial Class (a)	$3,725,410

TOTAL BOND MUTUAL FUNDS — 15.13% (Cost $3,618,756)		$3,725,410

EQUITY MUTUAL FUNDS
583,101	Great-West International Index Fund Initial Class (a)	5,335,374
617,934	Great-West S&P 500® Index Fund Initial Class (a)	8,076,400
318,949	Great-West S&P Mid Cap 400® Index Fund Initial Class (a)	3,444,654
259,718	Great-West S&P Small Cap 600® Index Fund Initial Class (a)	2,529,652
117,672	Northern Emerging Markets Equity Index Fund	1,340,280

TOTAL EQUITY MUTUAL FUNDS — 84.18% (Cost $19,950,341)		$20,726,360

Account Balance

FIXED INTEREST CONTRACT
174,356(b)	Great-West Life & Annuity Contract (a) 1.70% (c)	174,356

TOTAL FIXED INTEREST CONTRACT — 0.71% (Cost $174,356)		$174,356

TOTAL INVESTMENTS — 100.02% (Cost $23,743,453)		$24,626,126

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(3,944)

TOTAL NET ASSETS — 100.00%		$24,622,182

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2012.

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2040 FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
14,423	Great-West Bond Index Fund Initial Class (a)	$203,512

TOTAL BOND MUTUAL FUNDS — 10.39% (Cost $200,391)		$203,512

EQUITY MUTUAL FUNDS
50,484	Great-West International Index Fund Initial Class (a)	461,928
50,121	Great-West S&P 500® Index Fund Initial Class (a)	655,077
26,023	Great-West S&P Mid Cap 400® Index Fund Initial Class (a)	281,047
22,709	Great-West S&P Small Cap 600® Index Fund Initial Class (a)	221,190
11,596	Northern Emerging Markets Equity Index Fund	132,078

TOTAL EQUITY MUTUAL FUNDS — 89.42% (Cost $1,641,513)		$1,751,320

Account Balance

FIXED INTEREST CONTRACT
3,933 (b)	Great-West Life & Annuity Contract (a) 1.70% (c)	3,933

TOTAL FIXED INTEREST CONTRACT — 0.20% (Cost $3,933)		$3,933

TOTAL INVESTMENTS — 100.01% (Cost $1,845,837)		$1,958,765

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$(288)

TOTAL NET ASSETS — 100.00%		$1,958,477

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2012.

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2045 FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
76,722	Great-West Bond Index Fund Initial Class (a)	$1,082,553

TOTAL BOND MUTUAL FUNDS — 9.02% (Cost $1,048,933)		$1,082,553

EQUITY MUTUAL FUNDS
321,160	Great-West International Index Fund Initial Class (a)	2,938,611
300,523	Great-West S&P 500® Index Fund Initial Class (a)	3,927,838
155,768	Great-West S&P Mid Cap 400® Index Fund Initial Class (a)	1,682,295
145,179	Great-West S&P Small Cap 600® Index Fund Initial Class (a)	1,414,048
83,950	Northern Emerging Markets Equity Index Fund	956,185

TOTAL EQUITY MUTUAL FUNDS — 90.99% (Cost $10,561,066)		$10,918,977

TOTAL INVESTMENTS — 100.01% (Cost $11,609,999)		$12,001,530

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$(1,798)

TOTAL NET ASSETS — 100.00%		$11,999,732

(a)	Issuer is considered an affiliate of the Fund.

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2050 FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
1,592	Great-West Bond Index Fund Initial Class (a)	$22,466

TOTAL BOND MUTUAL FUNDS — 8.26% (Cost $22,172)		$22,466

EQUITY MUTUAL FUNDS
7,426	Great-West International Index Fund Initial Class (a)	67,943
6,632	Great-West S&P 500® Index Fund Initial Class (a)	86,677
3,438	Great-West S&P Mid Cap 400® Index Fund Initial Class (a)	37,132
3,406	Great-West S&P Small Cap 600® Index Fund Initial Class (a)	33,176
2,164	Northern Emerging Markets Equity Index Fund	24,644

TOTAL EQUITY MUTUAL FUNDS — 91.76% (Cost $234,535)		$249,572

TOTAL INVESTMENTS — 100.02% (Cost $256,707)		$272,038

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(43)

TOTAL NET ASSETS — 100.00%		$271,995

(a)	Issuer is considered an affiliate of the Fund.

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2055 FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
7,109	Great-West Bond Index Fund Initial Class (a)	$100,301

TOTAL BOND MUTUAL FUNDS — 8.12% (Cost $98,742)		$100,301

EQUITY MUTUAL FUNDS
34,354	Great-West International Index Fund Initial Class (a)	314,335
28,827	Great-West S&P 500® Index Fund Initial Class (a)	376,767
15,000	Great-West S&P Mid Cap 400® Index Fund Initial Class (a)	161,995
15,835	Great-West S&P Small Cap 600® Index Fund Initial Class (a)	154,237
11,228	Northern Emerging Markets Equity Index Fund	127,882

TOTAL EQUITY MUTUAL FUNDS — 91.89% (Cost $1,073,131)		$1,135,216

TOTAL INVESTMENTS — 100.01% (Cost $1,171,873)		$1,235,517

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$(185)

TOTAL NET ASSETS — 100.00%		$1,235,332

(a)	Issuer is considered an affiliate of the Fund.

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (the Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds changed its name from Maxim Series Fund, Inc on September 24, 2012 and presently consists of sixty-three funds. Interests in the Great-West SecureFoundation® Lifetime 2015 Fund, the Great-West SecureFoundation® Lifetime 2020 Fund, the Great-West SecureFoundation® Lifetime 2025 Fund, the Great-West SecureFoundation® Lifetime 2030 Fund, the Great-West SecureFoundation® Lifetime 2035 Fund, the Great-West SecureFoundation® Lifetime 2040 Fund, the Great-West SecureFoundation® Lifetime 2045 Fund, the Great-West SecureFoundation® Lifetime 2050 Fund, and the Great-West SecureFoundation® Lifetime 2055 Fund (each a Fund, collectively, the Funds) are included herein and are represented by separate classes of beneficial interest of the Great-West Funds.

Effective September 24, 2012, the Maxim SecureFoundation® Lifetime 2015 Portfolio, the Maxim SecureFoundation® Lifetime 2020 Portfolio, the Maxim SecureFoundation® Lifetime 2025 Portfolio, the Maxim SecureFoundation® Lifetime 2030 Portfolio, the Maxim SecureFoundation® Lifetime 2035 Portfolio, the Maxim SecureFoundation® Lifetime 2040 Portfolio, the Maxim SecureFoundation® Lifetime 2045 Portfolio, the Maxim SecureFoundation® Lifetime 2050 Portfolio, and the Maxim SecureFoundation® Lifetime 2055 Portfolio names changed to Great-West SecureFoundation® Lifetime 2015 Fund, the Great-West SecureFoundation® Lifetime 2020 Fund, the Great-West SecureFoundation® Lifetime 2025 Fund, the Great-West SecureFoundation® Lifetime 2030 Fund, the Great-West SecureFoundation® Lifetime 2035 Fund, the Great-West SecureFoundation® Lifetime 2040 Fund, the Great-West SecureFoundation® Lifetime 2045 Fund, the Great-West SecureFoundation® Lifetime 2050 Fund and the Great-West SecureFoundation® Lifetime 2055 Fund.

The investment objective of each Fund is to seek long-term capital appreciation and income consistent with its current allocation. Over time until the date noted in the name of the Fund (Guarantee Trigger Date), the asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering potential for growth. Once a Fund reaches its Guarantee Trigger Date, the asset allocation between equity and fixed-income investments is anticipated to become relatively static. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option for insurance company separate accounts for certain variable annuity contracts, to individual retirement account custodians or trustees, and to plan sponsors of certain qualified retirement plans.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Great-West Funds.

Security Valuation

Investments in shares of the underlying mutual funds are valued at their net asset value as reported by the underlying mutual fund.

Investments in the Great-West Life & Annuity Contract (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The investment in the GWL&A Contract is a guaranteed account invested in the general account of Great-West Life & Annuity Insurance Company (GWL&A).

The Funds classify valuations into three levels based upon the transparency of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

September 28, 2012

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of September 28, 2012, the inputs used to value each Fund’s investments are detailed in the following table. The Funds recognize transfers between levels as of the beginning of the reporting period.

Great-West SecureFoundation® Lifetime 2015 Fund
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$19,290,210	$—	$—	$19,290,210
Equity Mutual Funds	28,509,947	—	—	28,509,947
Fixed Interest Contract	—	—	2,533,010	2,533,010

Total Investments	$47,800,157	$0	$2,533,010	$50,333,167

Great-West SecureFoundation® Lifetime 2020 Fund
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$1,311,133	$—	$—	$1,311,133
Equity Mutual Funds	1,934,290	—	—	1,934,290
Fixed Interest Contract	—	—	171,627	171,627

Total Investments	$3,245,423	$0	$171,627	$3,417,050

Great-West SecureFoundation® Lifetime 2025 Fund
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$14,702,294	$—	$—	$14,702,294
Equity Mutual Funds	27,810,484	—	—	27,810,484
Fixed Interest Contract	—	—	1,600,889	1,600,889

Total Investments	$42,512,778	$0	$1,600,889	$44,113,667

Great-West SecureFoundation® Lifetime 2030 Fund
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$720,277	$—	$—	$720,277
Equity Mutual Funds	2,312,218	—	—	2,312,218
Fixed Interest Contract	—	—	56,014	56,014

Total Investments	$3,032,495	$0	$56,014	$3,088,509

September 28, 2012

Great-West SecureFoundation®

Lifetime 2035 Fund

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$3,725,410	$—	$—	$3,725,410
Equity Mutual Funds	20,726,360	—	—	20,726,360
Fixed Interest Contract	—	—	174,356	174,356

Total Investments	$24,451,770	$0	$174,356	$24,626,126

Great-West SecureFoundation® Lifetime 2040 Fund
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$203,512	$—	$—	$203,512
Equity Mutual Funds	1,751,320	—	—	1,751,320
Fixed Interest Contract	—	—	3,933	3,933

Total Investments	$1,954,832	$0	$3,933	$1,958,765

Great-West SecureFoundation® Lifetime 2045 Fund
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$1,082,553	$—	$—	$1,082,553
Equity Mutual Funds	10,918,977	—	—	10,918,977

Total Investments	$12,001,530	$0	$0	$12,001,530

Great-West SecureFoundation® Lifetime 2050 Fund
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$22,466	$—	$—	$22,466
Equity Mutual Funds	249,572	—	—	249,572

Total Investments	$272,038	$0	$0	$272,038

Great-West SecureFoundation® Lifetime 2055 Fund
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$100,301	$—	$—	$100,301
Equity Mutual Funds	1,135,216	—	—	1,135,216

Total Investments	$1,235,517	$0	$0	$1,235,517

The following is a reconciliation of change in Level 3 assets during the period ended September 28, 2012:

September 28, 2012

	Great-West SecureFoundation® Lifetime 2015 Fund	Great-West SecureFoundation® Lifetime 2020 Fund	Great-West SecureFoundation® Lifetime 2025 Fund
Beginning Balance, January 1, 2012	$2,618,730	$48,037	$1,291,044
Total realized gains (loss)	-	-	-
Total unrealized gain (loss) relating to investments not held at reporting date	-	-	-
Total unrealized gain (loss) relating to investments still held at reporting date	-	-	-
Total interest	33,405	1,695	18,099
Purchases	683,185	248,808	487,837
Sales	(802,310)	(126,913)	(196,091)
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-

Ending Balance, September 28, 2012	$2,533,010	$171,627	$1,600,889

	Great-West SecureFoundation® Lifetime 2030 Fund	Great-West SecureFoundation® Lifetime 2035 Fund	Great-West SecureFoundation® Lifetime 2040 Fund
Beginning Balance, January 1, 2012	$15,220	$135,140	$1,235
Total realized gains (loss)	-	-	-
Total unrealized gain (loss) relating to investments not held at reporting date	-	-	-
Total unrealized gain (loss) relating to investments still held at reporting date	-	-	-
Total interest	388	1,869	24
Purchases	44,110	62,237	2,817
Sales	(3,704)	(24,890)	(143)
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-

Ending Balance, September 28, 2012	$56,014	$174,356	$3,933

Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be an unobservable input. As of September 28, 2012, the input to the internal model related to credit risk was not significant to the fair value measurement. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.

Risk Factors

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Investments in each Fund are subject to risks related to its allocation strategy. The success of each Fund will be impacted by the results of the underlying funds.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the underlying funds. These events may have adverse effects on the Funds such as a decline in the value and liquidity of many securities held by the Funds, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

Investing in underlying funds that primarily invest in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the underlying funds to be subject to larger short-term declines in value.

The Fund’s underlying funds may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Funds to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Each Fund may invest in underlying funds that primarily invest in bonds. Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to

September 28, 2012

interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

The underlying funds of the Funds may be invested in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Dividends

Dividends from net investment income of the Funds are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Funds, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from an investment sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Interest on the GWL&A Contract is accrued daily.

Federal Income Taxes

Each Fund’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. Each Fund intends to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

Each Fund files U.S. Federal and State tax returns. The statute of limitations on the Funds U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2011 for the Great-West SecureFoundation® 2015, 2025, 2035, 2045, and 2055 Funds and 2011 for the Great-West SecureFoundation® 2020, 2030, 2040, and 2050 Funds. The statute of limitations on each Fund’s State tax returns may remain open for an additional year depending on the jurisdiction.

Application of Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Funds adopted ASU No. 2011-04 for their fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the financial position of the Funds or the results of their operations.

Transactions with Affiliates

The Funds each may invest in a fixed interest contract issued by GWL&A. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of the investments in certain of the Funds and GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

On March 5, 2003, the U.S. Securities and Exchange Commission (SEC) issued exemptive relief (the Exemptive Order) to GWL&A, the Adviser and the Funds permitting the affiliated applicants to purchase the GWL&A Contract. Some of the

September 28, 2012

terms and conditions under which the Exemptive Order was issued are set forth below. Any deviation from these terms and conditions would require the affiliated applicants to seek permission from the SEC to implement any such deviation. There were no deviations from the terms and conditions of the Exemptive Order as of the period ended September 28, 2012.

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds with no more than 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A or other comparable companies.

The Great-West Funds Board of Directors must annually consider whether allocation by the Funds to the GWL&A Contract is in the best interest of the shareholders as compared to allocating such amounts to another available short duration/short term bond fund.

Each of the Funds may also invest in various funds affiliated with the Adviser & GWL&A. The following tables are a summary of the transactions for each underlying investment during the period ended September 28, 2012, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.

Great-West SecureFoundation® Lifetime 2015 Fund
Affiliate	Shares Held/Account Balance 9/28/2012	Market Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/ (Loss)	Dividends and Interest Received	Market Value 9/28/2012
Great-West Bond Index Fund Initial Class	1,367,130	$16,977,572	$6,215,286	$4,104,922	$154,444	$295,825	$19,290,210
Great-West International Index Fund Initial Class	748,312	6,853,136	1,455,958	2,431,324	(287,608)	—	6,847,057
Great-West Life & Annuity Contract	2,533,010	2,618,730	683,185	802,310	—	33,405	2,533,010
Great-West S&P 500® Index Fund Initial Class	936,801	11,743,065	1,845,685	2,863,362	194,498	74,059	12,243,988
Great-West S&P Mid Cap 400® Index Fund Initial Class	482,399	5,032,354	968,759	1,507,394	(95,255)	30,084	5,209,905
Great-West S&P Small Cap 600® Index Fund Initial Class	318,183	3,192,086	742,416	1,172,567	32,675	16,182	3,099,103

					$(1,246)	$449,555	$49,223,273

September 28, 2012

Great-West SecureFoundation® Lifetime 2020 Fund
Affiliate	Shares Held/Account Balance 9/28/2012	Market Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Market Value 9/28/2012
Great-West Bond Index Fund Initial Class	92,922	$312,656	$1,700,128	$715,003	$3,018	$17,938	$1,311,133
Great-West International Index Fund Initial Class	50,715	125,517	634,687	313,262	1,495	—	464,042
Great-West Life & Annuity Contract	171,627	48,037	248,808	126,913	—	1,695	171,627
Great-West S&P 500® Index Fund Initial Class	63,555	215,331	1,053,252	475,990	27,536	4,148	830,664
Great-West S&P Mid Cap 400® Index Fund Initial Class	32,763	92,123	460,914	206,955	8,145	1,821	353,840
Great-West S&P Small Cap 600® Index Fund Initial Class	21,595	58,143	295,026	150,257	3,665	921	210,339

					$43,859	$26,523	$3,341,645

Great-West SecureFoundation® Lifetime 2025 Fund
Affiliate	Shares Held/Account Balance 9/28/2012	Market Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Market Value 9/28/2012
Great-West Bond Index Fund Initial Class	1,041,977	$11,466,201	$5,079,128	$2,040,063	$73,598	$218,270	$14,702,294
Great-West International Index Fund Initial Class	738,550	5,985,241	1,536,732	1,563,522	(171,434)	—	6,757,731
Great-West Life & Annuity Contract	1,600,889	1,291,044	487,837	196,091	—	18,099	1,600,889
Great-West S&P 500® Index Fund Initial Class	893,869	9,745,270	1,711,706	1,177,237	112,755	68,026	11,682,870
Great-West S&P Mid Cap 400® Index Fund Initial Class	462,229	4,174,353	841,330	591,092	(32,951)	27,858	4,992,075
Great-West S&P Small Cap 600® Index Fund Initial Class	322,260	2,838,354	614,409	598,107	58,823	15,921	3,138,814

					$40,791	$348,174	$42,874,673

Great-West SecureFoundation® Lifetime 2030 Fund
Affiliate	Shares Held/Account Balance 9/28/2012	Market Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Market Value 9/28/2012
Great-West Bond Index Fund Initial Class	51,047	$201,384	$569,971	$58,483	$1,373	$8,200	$720,277
Great-West International Index Fund Initial Class	63,435	182,562	429,595	55,250	(1,305)	—	580,426
Great-West Life & Annuity Contract	56,014	15,220	44,110	3,704	—	388	56,014
Great-West S&P 500® Index Fund Initial Class	71,562	275,196	645,455	43,161	3,753	3,401	935,315
Great-West S&P Mid Cap 400® Index Fund Initial Class	37,156	117,616	284,665	17,016	1,136	1,592	401,281
Great-West S&P Small Cap 600® Index Fund Initial Class	27,827	89,841	208,346	35,646	4,295	896	271,040

					$9,252	$14,477	$2,964,353

September 28, 2012

Great-West SecureFoundation® Lifetime 2035 Fund
Affiliate	Shares Held/Account Balance 9/28/2012	Market Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Market Value 9/28/2012
Great-West Bond Index Fund Initial Class	264,026	$3,037,908	$1,235,564	$585,923	$31,826	$56,797	$3,725,410
Great-West International Index Fund Initial Class	583,101	4,663,927	822,765	712,531	(78,667)	—	5,335,374
Great-West Life & Annuity Contract	174,356	135,140	62,237	24,890	—	1,869	174,356
Great-West S&P 500® Index Fund Initial Class	617,934	6,673,693	765,555	360,233	23,800	45,336	8,076,400
Great-West S&P Mid Cap 400® Index Fund Initial Class	318,949	2,858,969	464,034	258,441	(17,110)	18,530	3,444,654
Great-West S&P Small Cap 600® Index Fund Initial Class	259,718	2,303,968	395,196	423,061	21,307	12,540	2,529,652

					$(18,844)	$135,072	$23,285,846

Great-West SecureFoundation® Lifetime 2040 Fund
Affiliate	Shares Held/Account Balance 9/28/2012	Market Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Market Value 9/28/2012
Great-West Bond Index Fund Initial Class	14,423	$91,993	$124,477	$15,578	$313	$2,558	$203,512
Great-West International Index Fund Initial Class	50,484	213,246	241,336	17,110	(507)	—	461,928
Great-West Life & Annuity Contract	3,933	1,235	2,817	143	—	24	3,933
Great-West S&P 500® Index Fund Initial Class	50,121	286,552	325,613	8,745	711	2,683	655,077
Great-West S&P Mid Cap 400® Index Fund Initial Class	26,023	122,845	144,823	2,894	(113)	1,166	281,047
Great-West S&P Small Cap 600® Index Fund Initial Class	22,709	106,647	120,675	16,722	2,969	817	221,190

					$3,373	$7,248	$1,826,687

Great-West SecureFoundation® Lifetime 2045 Fund
Affiliate	Shares Held 9/28/2012	Market Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Market Value 9/28/2012
Great-West Bond Index Fund Initial Class	76,722	$865,319	$362,283	$157,313	$7,921	$16,436	$1,082,553
Great-West International Index Fund Initial Class	321,160	2,438,072	517,103	311,357	(35,885)	—	2,938,611
Great-West S&P 500® Index Fund Initial Class	300,523	3,115,474	531,899	188,877	16,507	21,453	3,927,838
Great-West S&P Mid Cap 400® Index Fund Initial Class	155,768	1,335,204	262,089	93,112	(5,557)	8,826	1,682,295
Great-West S&P Small Cap 600® Index Fund Initial Class	145,179	1,255,703	223,528	194,370	23,253	6,929	1,414,048

					$6,239	$53,644	$11,045,345

September 28, 2012

Great-West SecureFoundation® Lifetime 2050 Fund
Affiliate	Shares Held 9/28/2012	Market Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Market Value 9/28/2012
Great-West Bond Index Fund Initial Class	1,592	$8,111	$17,234	$3,062	$156	$288	$22,466
Great-West International Index Fund Initial Class	7,426	24,982	47,565	9,912	(975)	—	67,943
Great-West S&P 500® Index Fund Initial Class	6,632	30,117	58,032	8,103	769	414	86,677
Great-West S&P Mid Cap 400® Index Fund Initial Class	3,438	12,903	26,013	4,276	(141)	187	37,132
Great-West S&P Small Cap 600® Index Fund Initial Class	3,406	12,953	24,513	6,047	623	147	33,176

					$432	$1,036	$247,394

Great-West SecureFoundation® Lifetime 2055 Fund
Affiliate	Shares Held 9/28/2012	Market Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Market Value 9/28/2012
Great-West Bond Index Fund Initial Class	7,109	$36,382	$76,621	$13,539	$651	$1,359	$100,301
Great-West International Index Fund Initial Class	34,354	116,982	210,639	42,471	(4,948)	—	314,335
Great-West S&P 500® Index Fund Initial Class	28,827	134,173	240,607	33,445	1,444	2,008	376,767
Great-West S&P Mid Cap 400® Index Fund Initial Class	15,000	57,469	108,274	16,460	(748)	836	161,995
Great-West S&P Small Cap 600® Index Fund Initial Class	15,835	62,125	110,458	30,732	338	751	154,237

					$(3,263)	$4,954	$1,107,635

2. UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 28, 2012 were as follows:

	Cost For Income Tax Purposes	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
Great-West SecureFoundation® Lifetime 2015 Fund	$49,693,357	$2,148,797	$(1,508,987)	$639,810
Great-West SecureFoundation® Lifetime 2020 Fund	3,391,077	63,067	(37,094)	25,973
Great-West SecureFoundation® Lifetime 2025 Fund	43,468,424	1,869,851	(1,224,608)	645,243
Great-West SecureFoundation® Lifetime 2030 Fund	2,980,404	117,037	(8,932)	108,105
Great-West SecureFoundation® Lifetime 2035 Fund	24,257,200	1,192,984	(824,058)	368,926
Great-West SecureFoundation® Lifetime 2040 Fund	1,849,601	120,511	(11,347)	109,164
Great-West SecureFoundation® Lifetime 2045 Fund	11,769,708	672,489	(440,667)	231,822
Great-West SecureFoundation® Lifetime 2050 Fund	260,402	15,341	(3,705)	11,636
Great-West SecureFoundation® Lifetime 2055 Fund	1,199,764	67,429	(31,676)	35,753

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® BALANCED FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
847,586	Great-West Bond Index Fund Initial Class (a)	$11,959,437

TOTAL BOND MUTUAL FUNDS — 38.32% (Cost $11,758,691)		$11,959,437

EQUITY MUTUAL FUNDS
404,346	Great-West International Index Fund Initial Class (a)	3,699,769
642,971	Great-West S&P 500® Index Fund Initial Class (a)	8,403,631
316,633	Great-West S&P Mid Cap 400® Index Fund Initial Class (a)	3,419,639
286,656	Great-West S&P Small Cap 600® Index Fund Initial Class (a)	2,792,028
82,414	Northern Emerging Markets Equity Index Fund	938,694

TOTAL EQUITY MUTUAL FUNDS — 61.69% (Cost $18,155,859)		$19,253,761

TOTAL INVESTMENTS — 100.01% (Cost $29,914,550)		$31,213,198

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$(4,157)

TOTAL NET ASSETS — 100.00%		$31,209,041

(a)	Issuer is considered an affiliate of the Fund.

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® BALANCED FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (the Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds changed its name from Maxim Series Fund, Inc on September 24, 2012 and presently consists of sixty-three funds. Interests in the Great-West SecureFoundation® Balanced Fund (the Fund) are included herein and are represented by separate classes of beneficial interest of the Great-West Funds. Effective September 24, 2012, Maxim SecureFoundation® Balanced Portfolio’s name changed to Great-West SecureFoundation® Balanced Fund. The investment objective of the Fund is to seek long-term capital appreciation and income. The Fund is non-diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts, to individual retirement account custodians or trustees, and to plan sponsors of certain qualified retirement plans.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Great-West Funds.

Security Valuation

Investments in shares of the underlying mutual funds are valued at their net asset value as reported by the underlying mutual fund.

The Fund classifies valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of September 28, 2012, all investments of the Fund were in mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs. The Fund recognizes transfers between levels as of the beginning of the reporting period.

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Investments in the Fund are subject to risks related to its allocation strategy. The success of the Fund will be impacted by the results of the underlying funds.

September 28, 2012

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the underlying funds. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

Investing in underlying funds that primarily invest in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the underlying funds to be subject to larger short-term declines in value.

The Fund’s underlying funds may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

The Fund may invest in underlying funds that primarily invest in bonds. Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

The underlying funds of the Fund may be invested in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Dividends

Dividends from net investment income of the Fund are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from an investment sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Federal Income Taxes

The Fund’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Fund intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and State tax returns. The statute of limitations on the Fund’s U.S. Federal and State tax returns remain open for the fiscal years ended 2009 through 2011.

Application of Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the

September 28, 2012

valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Fund’s financial position or the results of its operations.

Transactions with Affiliates

The Fund may invest in a fixed interest contract issued and guaranteed by Great-West Life & Annuity Insurance Company (GWL&A). The Fund may also invest in various funds affiliated with the Adviser & GWL&A.

Below is a summary of the transactions for each underlying Investment during the period ended September 28, 2012, in which the issuer was an affiliate of the Fund as defined in the 1940 Act.

Affiliate	Shares Held 9/28/2012	Market Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Market Value 9/28/2012
Great-West Bond Index Fund Initial Class	847,586	$5,513,489	$8,179,758	$1,839,416	$79,299	$164,505	$11,959,437
Great-West International Index Fund Initial Class	404,346	1,772,908	2,337,485	744,553	(102,429)	—	3,699,769
Great-West S&P 500® Index Fund Initial Class	642,971	3,930,652	4,758,234	1,022,182	68,446	43,787	8,403,631
Great-West S&P Mid Cap 400® Index Fund Initial Class	316,633	1,598,032	2,006,426	453,653	(25,660)	17,262	3,419,639
Great-West S&P Small Cap 600® Index Fund Initial Class	286,656	1,321,514	1,692,179	403,125	9,871	11,727	2,792,028

					$29,527	$237,281	$30,274,504

2. UNREALIZED APPRECIATION (DEPRECIATION)

For the period ended September 28, 2012, the U.S. Federal income tax cost basis was $30,466,504. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $1,259,152 and gross depreciation of securities in which there was an excess of tax cost over value of $512,458 resulting in net appreciation of $746,694.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® BALANCED ETF FUND

Schedule of Investments

As of September 28, 2012 (Unaudited)

Shares		Value

BOND EXCHANGE TRADED FUNDS
11,329	Vanguard Total Bond Market ETF	$964,664

TOTAL BOND EXCHANGE TRADED FUNDS — 37.53% (Cost $957,447)		$964,664

EQUITY EXCHANGE TRADED FUNDS
9,058	Vanguard MSCI EAFE ETF	297,736
1,862	Vanguard MSCI Emerging Markets ETF	77,739
3,471	Vanguard Russell 2000 ETF	232,071
10,451	Vanguard S&P 500 ETF	688,930
4,196	Vanguard S&P Mid-Cap 400 ETF	278,656

TOTAL EQUITY EXCHANGE TRADED FUNDS — 61.27% (Cost $1,464,017)		$1,575,132

MONEY MARKET MUTUAL FUNDS
122,458	Federated Government Obligations Fund Institutional Class	122,458

TOTAL MONEY MARKET MUTUAL FUNDS — 4.76% (Cost $122,458)		$122,458

TOTAL INVESTMENTS — 103.56% (Cost $2,543,922)		$2,662,254

OTHER ASSETS & LIABILITIES, NET — (3.56)%		$(91,460)

TOTAL NET ASSETS — 100.00%		$2,570,794

See notes to Schedule of Investments.

September 28, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® BALANCED ETF FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (the Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds changed its name from Maxim Series Fund, Inc on September 24, 2012 and presently consists of sixty-three funds. Interests in the Great-West SecureFoundation® Balanced ETF Fund (the Fund) are included herein and are represented by separate classes of beneficial interest of the Great-West Funds. The Fund incpetion date was January 23, 2012. Effective September 24, 2012, Maxim SecureFoundation® Balanced ETF Portfolio’s name changed to Great-West SecureFoundation® Balanced ETF Fund. The investment objective of the Fund is to seek long-term capital appreciation and income. The Fund is non-diversified as defined in the 1940 Act. The Fund shares are available through certain broker-dealers, custodians or trustees of Individual Retirement Accounts, or other financial intermediaries who have entered into agreements with the Fund’s distributor to make the shares available. The minimum initial investment in the Fund is $10,000.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Great-West Funds.

Security Valuation

Investments in shares of the underlying Exchange Traded Funds (ETFs) are valued at the closing market price.

Investments in shares of the underlying mutual fund are valued at the net asset value as reported by the underlying mutual fund.

The Fund classifies valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of September 28, 2012, all investments of the Fund were in ETFs or mutual funds that are actively traded, therefore 100% of the investments were valued using Level 1 inputs. The Fund recognizes transfers between levels as of the beginning of the reporting period.

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, those described below.

September 28, 2012

Investments in the Fund are subject to risks related to its allocation strategy. The success of the Fund will be impacted by the results of the underlying funds.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the underlying ETFs. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

ETF shares can be bought and sold on the secondary market at market prices. Although it is expected that the market price of an ETF share typically will approximate its NAV, there may be times when the market price and the NAV vary significantly. Thus, the Fund may pay more or less than NAV when it buys ETF shares on the secondary market, and the Fund may receive more or less than NAV when it sells those shares.

The Fund’s underlying ETFs may invest in stocks, which may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the underlying ETFs to be subject to larger short-term declines in value.

The Fund’s underlying ETFs may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

The Fund may invest in underlying ETFs that primarily invest in bonds. Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid annually. Income dividends are paid or reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and paid or reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from an investment sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Federal Income Taxes

The Fund’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Fund intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

2. UNREALIZED APPRECIATION (DEPRECIATION)

For the period ended September 28, 2012, the U.S. Federal income tax cost basis was $2,543,922. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $118,602 and gross depreciation of securities in which there was an excess of tax cost over value of $270 resulting in net appreciation of $118,332.

September 28, 2012

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial officer of the registrant have concluded that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President & Chief Executive Officer

Date:	November 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President & Chief Executive Officer

Date:	November 27, 2012

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	November 27, 2012